UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSRS

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-09253

                             Wells Fargo Fund Trust
               (Exact name of registrant as specified in charter)

                     525 Market St., San Francisco, CA 94105
               (Address of principal executive offices) (Zip code)

                                C. David Messman
                        Wells Fargo Funds Management, LLC
                     525 Market St., San Francisco, CA 94105
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 800-643-9691

Date of fiscal year end:          May 31, 2008

Date of reporting period:         November 30, 2007


ITEM 1.  REPORT TO SHAREHOLDERS
===============================

                                                            ----------------
                                                    [LOGO]  WELLS  ADVANTAGE
                                                            FARGO  FUNDS
                                                            ----------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

[GRAPHIC OMITTED]                        Semi-Annual Report
                                         November 30, 2007

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WELLS FARGO ADVANTAGE WEALTHBUILDER PORTFOLIOS(SM)

o WELLS FARGO ADVANTAGE WEALTHBUILDER CONSERVATIVE ALLOCATION PORTFOLIO(SM)

o WELLS FARGO ADVANTAGE WEALTHBUILDER MODERATE BALANCED PORTFOLIO(SM)

o WELLS FARGO ADVANTAGE WEALTHBUILDER GROWTH BALANCED PORTFOLIO(SM)

o WELLS FARGO ADVANTAGE WEALTHBUILDER GROWTH ALLOCATION PORTFOLIO(SM)

o WELLS FARGO ADVANTAGE WEALTHBUILDER EQUITY PORTFOLIO(SM)

o WELLS FARGO ADVANTAGE WEALTHBUILDER TACTICAL EQUITY PORTFOLIO(SM)

WANT TO RECEIVE YOUR ANNUAL AND SEMI-ANNUAL REPORTS FASTER?

Sign up for e-delivery at
www.wellsfargo.com/advantagefunds,
Keyword: eDocs.

Contents
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LETTER TO SHAREHOLDERS ....................................................    2

PERFORMANCE HIGHLIGHTS
WealthBuilder Conservative Allocation Portfolio ...........................    6
WealthBuilder Moderate Balanced Portfolio .................................    8
WealthBuilder Growth Balanced Portfolio ...................................   10
WealthBuilder Growth Allocation Portfolio .................................   12
WealthBuilder Equity Portfolio ............................................   14
WealthBuilder Tactical Equity Portfolio ...................................   16

FUND EXPENSES .............................................................   18

PORTFOLIO OF INVESTMENTS
WealthBuilder Conservative Allocation Portfolio ...........................   19
WealthBuilder Moderate Balanced Portfolio .................................   21
WealthBuilder Growth Balanced Portfolio ...................................   23
WealthBuilder Growth Allocation Portfolio .................................   25
WealthBuilder Equity Portfolio ............................................   27
WealthBuilder Tactical Equity Portfolio ...................................   28

FINANCIAL STATEMENTS
Statements of Assets and Liabilities ......................................   30
Statements of Operations ..................................................   32
Statements of Changes in Net Assets .......................................   34
Financial Highlights ......................................................   38

NOTES TO FINANCIAL STATEMENTS .............................................   40

OTHER INFORMATION .........................................................   45

LIST OF ABBREVIATIONS .....................................................   47

              -----------------------------------------------------
              NOT FDIC INSURED o NO BANK GUARANTEE o MAY LOSE VALUE
              -----------------------------------------------------

[GRAPHIC OMITTED]

WELLS FARGO
      INVESTMENT HISTORY

1971  INTRODUCED ONE OF THE FIRST INSTITUTIONAL INDEX FUNDS.

1978 ONE OF THE FIRST FIRMS TO APPLY ASSET ALLOCATION THEORY TO INVESTMENT PORTFOLIO MANAGEMENT.

1985 ONE OF THE FIRST FIRMS TO CREATE A THREE- WAY ASSET ALLOCATION FUND THAT "TILTS" INVESTMENTS TOWARD PORTIONS OF THE MARKET THAT OUR PROPRIETARY MODELS INDICATE WILL PERFORM BETTER.

1994 INTRODUCED TARGET DATE FUNDS THAT AUTOMATICALLY REALLOCATE THE ASSET MIX OVER SPECIFIC TIME HORIZONS.

1997 WELLS FARGO LAUNCHED THE WEALTHBUILDER PORTFOLIOS, A UNIQUE "FUND OF FUNDS" THAT USES FLEXIBLE ASSET ALLOCATION STRATEGIES TO SHIFT ASSETS.

1999 REORGANIZED THE NORWEST ADVANTAGE FUNDS(R) AND STAGECOACH FUNDS(R) INTO THE WELLS FARGO FUNDS(R).

2003 EXPANDED FIXED-INCOME, SMALL CAP, AND EMERGING MARKETS LINEUP FROM MONTGOMERY ASSET MANAGEMENT, LLC.

2004 ADDED ADDITIONAL LARGE CAP AND MID CAP FUNDS TO THE LINEUP BY ADOPTING THE COOKE & BIELER VALUE FUNDS.

2005 WELLS FARGO FUNDS MERGED WITH STRONG FUNDS TO BECOME WELLS FARGO ADVANTAGE FUNDS, FORMING A FUND FAMILY OF OVER 120 FUNDS AND PLACING IT AMONG THE TOP 20 MUTUAL FUND FAMILIES IN THE UNITED STATES.

2006 ENHANCED AND RENAMED THE WELLS FARGO ADVANTAGE OUTLOOK FUNDS(SM) TO THE WELLS FARGO ADVANTAGE DOW JONES TARGET DATE FUNDS(SM), WHICH SEEK TO REPLICATE RETURNS OF THE APPROPRIATE DOW JONES TARGET DATE INDEXES, THE FIRST LIFE CYCLE INDEXES IN THE INVESTMENT INDUSTRY.

--------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE FUNDS(R)

Integrity. Expertise. Solutions.
--------------------------------------------------------------------------------

GUIDED BY A DISTINGUISHED HERITAGE. Since 1852 Wells Fargo has distinguished itself by safely delivering people and their valuables to distant destinations. To meet the needs of a vibrant, expanding nation, the company successfully forged partnerships with local specialists who knew the terrain.

Although much has changed since then, WELLS FARGO ADVANTAGE FUNDS continues to put the same time and effort into selecting independent portfolio management teams who oversee our Funds. It's our way of maintaining this early commitment to integrity and expertise and to providing solutions that help you reach your destination.

INDEPENDENT THINKING. With a primary focus on delivering long-term performance and risk management, our approach offers investors access to the strategic thinking of independent investment teams from 15 different management firms. While each of our teams concentrates on a specific strategy, collectively they provide in-depth knowledge and insight across distinct investment styles.

TIME-TESTED APPROACH. Our teams are chosen for their expertise in particular investment styles and for their consistent, repeatable processes. All remain independent and free to concentrate solely on managing money and producing results. Our strict adherence to this approach provides a consistent focus on long-term results and allows investors to tap into the expertise of leading institutional investment managers to create fully diversified portfolios.

SOLUTIONS FOR EVERY STAGE. WELLS FARGO ADVANTAGE FUNDS provides investors with strategic investment solutions that help navigate the complex and ever-changing investment landscape. Our diverse family of mutual funds includes more than 120 Funds that cover a broad spectrum of investment styles and asset classes, and each Fund has its own disciplined approach to investing.


NOT PART OF THE SEMI-ANNUAL REPORT.

WELLS FARGO ADVANTAGE FUNDS OFFERS MORE THAN 120 MUTUAL FUNDS ACROSS A WIDE RANGE OF ASSET CLASSES, REPRESENTING OVER $152 BILLION IN ASSETS UNDER MANAGEMENT, AS OF NOVEMBER 30, 2007.

EQUITY FUNDS
--------------------------------------------------------------------------------
Asia Pacific Fund
C&B Large Cap Value Fund
C&B Mid Cap Value Fund
Capital Growth Fund
Common Stock Fund
Discovery Fund
Diversified Equity Fund
Diversified Small Cap Fund
Dividend Income Fund
Emerging Growth Fund
Emerging Markets Focus Fund
Endeavor Large Cap Fund
Endeavor Select Fund
Enterprise Fund
Equity Income Fund
Equity Index Fund
Equity Value Fund
Growth and Income Fund
Growth Fund
Growth Equity Fund
Index Fund
International Core Fund
International Equity Fund
International Value Fund
Large Cap Appreciation Fund
Large Cap Growth Fund
Large Company Core Fund
Large Company Growth Fund
Mid Cap Disciplined Fund
Mid Cap Growth Fund
Opportunity Fund
Overseas Fund
Small Cap Disciplined Fund
Small Cap Growth Fund
Small Cap Opportunities Fund
Small Cap Value Fund
Small Company Growth Fund
Small Company Value Fund
Small/Mid Cap Value Fund
Specialized Financial Services Fund
Specialized Health Sciences Fund
Specialized Technology Fund
Strategic Small Cap Value Fund
U.S. Value Fund
Value Fund

BOND FUNDS
--------------------------------------------------------------------------------
California Limited-Term Tax-Free Fund
California Tax-Free Fund
Colorado Tax-Free Fund
Corporate Bond Fund
Diversified Bond Fund
Government Securities Fund 1
High Income Fund
High Yield Bond Fund
Income Plus Fund
Inflation-Protected Bond Fund
Intermediate Government Income Fund 1
Intermediate Tax-Free Fund
Minnesota Tax-Free Fund
Municipal Bond Fund
National Limited-Term Tax-Free Fund
National Tax-Free Fund
Nebraska Tax-Free Fund
Short Duration Government Bond Fund 1
Short-Term Bond Fund
Short-Term High Yield Bond Fund
Short-Term Municipal Bond Fund
Stable Income Fund
Strategic Income Fund
Total Return Bond Fund
Ultra Short-Term Income Fund
Ultra Short-Term Municipal Income Fund
Ultra-Short Duration Bond Fund
Wisconsin Tax-Free Fund

ASSET ALLOCATION FUNDS
--------------------------------------------------------------------------------
Aggressive Allocation Fund
Asset Allocation Fund
Balanced Fund
Conservative Allocation Fund
Growth Balanced Fund
Moderate Balanced Fund
Life Stage-Aggressive Portfolio
Life Stage-Conservative Portfolio
Life Stage-Moderate Portfolio
WealthBuilder Conservative Allocation Portfolio
WealthBuilder Equity Portfolio
WealthBuilder Growth Allocation Portfolio
WealthBuilder Growth Balanced Portfolio
WealthBuilder Moderate Balanced Portfolio
WealthBuilder Tactical Equity Portfolio
Target Today Fund 2
Target 2010 Fund 2
Target 2015 Fund 2
Target 2020 Fund 2
Target 2025 Fund 2
Target 2030 Fund 2
Target 2035 Fund 2
Target 2040 Fund 2
Target 2045 Fund 2
Target 2050 Fund 2

MONEY MARKET FUNDS
--------------------------------------------------------------------------------
100% Treasury Money Market Fund 1
California Tax-Free Money Market Fund
California Tax-Free Money Market Trust
Cash Investment Money Market Fund
Government Money Market Fund 1
Heritage Money Market Fund
Minnesota Money Market Fund
Money Market Fund
Money Market Trust
Municipal Money Market Fund
National Tax-Free Money Market Fund
National Tax-Free Money Market Trust
Overland Express Sweep Fund
Prime Investment Money Market Fund
Treasury Plus Money Market Fund 1

VARIABLE TRUST FUNDS 3
--------------------------------------------------------------------------------
VT Asset Allocation Fund
VT C&B Large Cap Value Fund
VT Discovery Fund
VT Equity Income Fund
VT International Core Fund
VT Large Company Core Fund
VT Large Company Growth Fund
VT Money Market Fund
VT Opportunity Fund
VT Small Cap Growth Fund
VT Small/Mid Cap Value Fund
VT Total Return Bond Fund

AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE WELLS FARGO ADVANTAGE MONEY MARKET FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN A MONEY MARKET FUND.

--------------------------------------------------------------------------------
1 The U.S. Government guarantee applies to certain of the underlying securities and NOT to shares of the Fund.

2 The full name of this Fund series is the WELLS FARGO ADVANTAGE DOW JONES TARGET DATE FUNDS(SM).

3 The Variable Trust Funds are generally available only through insurance company variable contracts.


NOT PART OF THE SEMI-ANNUAL REPORT.

2  Wells Fargo Advantage WealthBuilder Portfolio          Letter to Shareholders


[PHOTO OMITTED]

KARLA M. RABUSCH,
President
WELLS FARGO ADVANTAGE FUNDS

                 ---------------------------------------------------------------

                    EQUITY MARKETS BROKE SEVERAL RECORDS DURING THE PERIOD, WITH THE DOW JONES INDUSTRIAL AVERAGE (DJIA) CLOSING ABOVE 14,000 FOR THE FIRST TIME EVER IN MID-JULY 2007 BEFORE FALLING BACK
                  BELOW 13,000 IN THE FOLLOWING WEEKS AS GROWING PROBLEMS IN THE
                       SUBPRIME MORTGAGE MARKET CREATED A GLOBAL CREDIT SQUEEZE.

                 ---------------------------------------------------------------

Dear Valued Shareholder,

In this semi-annual report for the six-month period that ended November 30, 2007, you may notice a few changes compared to the report that you received last year at this time. We have redesigned it so that performance and investment information is more accessible. You may also notice two new pages that feature information about WELLS FARGO ADVANTAGE FUNDS and that also list the Funds that we have to offer to many types of investors.

We will continue to provide a general review of the economy and its impact on the stock and bond markets in our semi-annual letter to you, which we have expanded for easier readability. In our next report, which will cover the 12-month period that will end May 31, 2008, we will also include the portfolio manager's commentary and a chart showing the growth of a $10,000 investment since inception.

VOLATILITY CONTINUED IN EQUITY MARKETS DURING THE PERIOD.

Subprime mortgage loans and a declining housing market--coupled with concerns about consumer discretionary spending, rising prices at the gas pumps, and higher food prices--continued to affect both the stock and the bond markets. Equity markets broke several records during the period, with the Dow Jones Industrial Average (DJIA) closing above 14,000 for the first time ever in mid-July 2007 before falling back below 13,000 in the following weeks as growing problems in the subprime mortgage market created a global credit squeeze. Equity markets rallied sharply in mid-September after the Fed surprised investors with a larger-than-expected 50 basis point cut in the federal funds target rate, its first cut in four years. (100 basis points equals 1.00%.) The DJIA set another record above 14,000 in mid-October before again falling sharply back below 13,000 during the following weeks. For November, the S&P 500 Index and the DJIA both posted their largest monthly declines in five years; at the same time, the equity markets posted their first 10% correction in four years.

A style rotation also occurred during the period, as growth indices finally moved ahead of their value counterparts after seven consecutive years of relative underperformance. With relative risk premiums for growth and value companies at their lowest levels in several decades, investors were willing to pay for companies that showed strong sustainable earnings and revenue growth despite the slowing economy. Companies that were able to show steady growth stood out as corporate profits slowed significantly during the six-month period and turned negative during the third quarter of 2007 for the first time in five years. The value indices also came under further pressure as the turmoil in the credit markets led to significant weakness among financial companies, which constitute approximately a third of the value indices.

Letter to Shareholders          Wells Fargo Advantage WealthBuilder Portfolio  3


International stocks continued to outpace domestic stocks overall during the period, with the emerging markets again posting the strongest returns. The dollar continued to weaken throughout most of the period before strengthening somewhat in November.

LIQUIDITY PROBLEMS IN THE FIXED-INCOME MARKETS SPARKED A GLOBAL CREDIT CRUNCH.

As liquidity in the fixed-income markets evaporated during the six-month period, a global credit crunch drove U.S. Treasury prices up and widened spreads between Treasuries and the rest of the market. Defaults in subprime mortgages were mostly to blame, as the global financial system seemed to collectively discover that these debt obligations were embedded in a vast spectrum of structured debt products and that their expected cash flows were increasingly unlikely to come in as promised. As a result, credit and structured product spreads widened dramatically while investors fled unknown risk and sought the safety of U.S. Treasuries--a true flight-to-quality rally.

The ceasing of the credit market engine was extreme enough to get the attention of the Fed. In mid-August, the Fed announced a surprise cut in the discount rate by 50 basis points in an effort to bolster liquidity after injecting billions of dollars into the capital system during the preceding weeks. However, in the Fed's estimation, these actions were not enough, and the Fed subsequently dropped both the federal funds rate and the discount rate by another 50 basis points at its scheduled meeting in mid-September, reversing more than a year of ongoing "inflation risk" vigilance and replacing it with a "risk to growth" cautionary assessment of economic conditions. This was followed by another rate cut at the Fed meeting at the end of October, which brought the federal funds rate to 4.50%.

Although the credit crunch widened spreads and challenged debt valuations across the board, investment-grade sectors were still able to produce positive return for corporate issues, asset-backed securities (ABS), and even mortgage-backed securities (MBS). Much of the period's spread widening can be attributed to the strong rally in U.S. Treasuries. Yields in credit and structured products declined as well during the six-month period but did not nearly keep pace with the descent of U.S. Treasury yields.

THE UNCERTAINTY OF FUTURE FED ACTION COMBINED WITH OTHER MARKET FORCES SUPPORTS OUR BELIEF THAT SUCCESSFUL INVESTING INCLUDES A BALANCED APPROACH OF OWNING A DIVERSIFIED PORTFOLIO WHILE KEEPING A LONG-TERM PERSPECTIVE.

While diversification may not prevent losses in a downturn, it may help to reduce them and provide you with one way of managing risk. Our diverse family of mutual funds may also help. We offer more than 120 Funds that cover a broad

--------------------------------------------------------------

AS LIQUIDITY IN THE FIXED-INCOME MARKETS EVAPORATED DURING
THE SIX-MONTH PERIOD, A GLOBAL CREDIT CRUNCH WIDENED SPREADS
AND RALLIED THE U.S. TREASURY YIELD CURVE.

--------------------------------------------------------------

4  Wells Fargo Advantage WealthBuilder Portfolio          Letter to Shareholders


spectrum of investment styles and asset classes. Each Fund is managed according to a disciplined approach to investing that features the strategic thinking of portfolio managers chosen for their in-depth knowledge and methodology. We believe that our insistence on seeking investment teams who share our dedication to pursuing consistent long-term results offers you a way to navigate changing market conditions and move forward with your financial planning.

Thank you for choosing Wells Fargo Advantage Funds. We appreciate your confidence in us. Through each market cycle, we are committed to helping you meet your financial needs. If you have any questions about your investment, please contact your investment professional or call us at 1-800-222-8222. You may also want to visit our Web site at www.wellsfargo.com/advantagefunds.

Sincerely,

/s/ Karla M. Rabusch

Karla M. Rabusch
President
WELLS FARGO ADVANTAGE FUNDS

                                          THIS PAGE IS INTENTIONALLY LEFT BLANK.

6 Wells Fargo Advantage WealthBuilder Portfolio           Performance Highlights


WELLS FARGO ADVANTAGE WEALTHBUILDER CONSERVATIVE ALLOCATION PORTFOLIO
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The WELLS FARGO ADVANTAGE WEALTHBUILDER CONSERVATIVE ALLOCATION PORTFOLIO (the Portfolio) seeks current income with a secondary emphasis on capital appreciation.

INVESTMENT ADVISER

Wells Fargo Funds Management, LLC

SUBADVISER

Wells Capital Management Incorporated

PORTFOLIO MANAGERS

Doug Beath
Galen G. Blomster, CFA
Jeffrey P. Mellas

PORTFOLIO INCEPTION

September 30, 2004

--------------------------------------------------------------------------------
EFFECTIVE ALLOCATION 1
(AS OF NOVEMBER 30, 2007)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Alternative Investment Funds                      (5%)
Stock Funds                                      (24%)
Bond Funds                                       (71%)

--------------------------------------------------------------------------------
MUTUAL FUNDS AND MASTER PORTFOLIOS HELD 1
(AS OF NOVEMBER 30, 2007)
--------------------------------------------------------------------------------
Wells Fargo Advantage Short Duration
   Government Bond Fund                                                      28%
--------------------------------------------------------------------------------
Wells Fargo Advantage Total Return Bond Portfolio                            19%
--------------------------------------------------------------------------------
Wells Fargo Advantage Government Securities Fund                             19%
--------------------------------------------------------------------------------
PIMCO High Yield Fund                                                         5%
--------------------------------------------------------------------------------
Oppenheimer International Bond Fund                                           5%
--------------------------------------------------------------------------------
PIMCO Commodity RealReturn Strategy Fund                                      3%
--------------------------------------------------------------------------------
Wells Fargo Advantage Equity Value Portfolio                                  3%
--------------------------------------------------------------------------------
T. Rowe Price Blue Chip Growth Fund                                           3%
--------------------------------------------------------------------------------
ING Global Real Estate Fund                                                   2%
--------------------------------------------------------------------------------
John Hancock Classic Value Fund                                               2%
--------------------------------------------------------------------------------
DWS Dreman High Return Equity Fund                                            2%
--------------------------------------------------------------------------------
Wells Fargo Advantage Endeavor Select Fund                                    1%
--------------------------------------------------------------------------------
Wells Fargo Advantage Large Company Growth Portfolio                          1%
--------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap Fund                                        1%
--------------------------------------------------------------------------------
Wells Fargo Advantage Small Cap Growth                                        1%
--------------------------------------------------------------------------------
Thornburg International Value Fund                                            1%
--------------------------------------------------------------------------------
Wells Fargo Advantage Small Company Value Portfolio                           1%
--------------------------------------------------------------------------------
Wells Fargo Advantage International Growth Portfolio                          1%
--------------------------------------------------------------------------------
ING International Value Fund                                                  1%
--------------------------------------------------------------------------------
T. Rowe Price International Discovery Fund                                    1%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1 Portfolio holdings and effective allocation are subject to change. Cash and cash equivalents are not reflected in the calculations of portfolio holdings and effective allocation. The Portfolio's use of futures contracts to implement a Tactical Asset Allocation (TAA) shift toward stocks or bonds is reflected in the effective allocations shown.

Performance Highlights           Wells Fargo Advantage WealthBuilder Portfolio 7


           WELLS FARGO ADVANTAGE WEALTHBUILDER CONSERVATIVE ALLOCATION PORTFOLIO
                                                                     (CONTINUED)
--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN (%) (AS OF NOVEMBER 30, 2007)

---------------------------------------------------------------------------------------------------------------------------------
WEALTHBUILDER CONSERVATIVE                     Including Sales Charge               Excluding Sales Charge         Expense Ratio
ALLOCATION PORTFOLIO                    6 Months*  1 Year  Life of Porfolio  6 Months*  1 Year  Life of Porfolio  Gross 2  Net 3
---------------------------------------------------------------------------------------------------------------------------------
Conservative Allocation Portfolio
   (WBCAX)                                1.14      4.73         4.91           2.68     6.33         5.41          2.12   1.50%
---------------------------------------------------------------------------------------------------------------------------------
BENCHMARKS
---------------------------------------------------------------------------------------------------------------------------------
   S&P 500 Index 4                                                             (2.51)    7.52        11.45
---------------------------------------------------------------------------------------------------------------------------------
   Lehman Brothers U.S. Government/Credit
     Index 5                                                                    5.77     6.21         4.40
---------------------------------------------------------------------------------------------------------------------------------
   WealthBuilder Conservative Allocation
     Composite Index 6                                                          3.76     6.44         5.94
---------------------------------------------------------------------------------------------------------------------------------

*     Returns for periods of less than one year are not annualized.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE - WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

FOR WEALTHBUILDER PORTFOLIO SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 1.50%. PERFORMANCE INCLUDING SALES CHARGE ASSUMES THE SALES CHARGE FOR THE CORRESPONDING TIME PERIOD.

Balanced funds may invest in stocks and bonds. Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. In general, when interest rates rise, bond values fall and investors may lose principal value. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Portfolio is exposed to foreign investment risk, high-yield securities risk, small company investment risk and mortgage- and asset-backed securities risk. Consult the Portfolio's prospectus for additional information on these and other risks.

--------------------------------------------------------------------------------
2 Reflects the gross expense ratio as stated in the October 1, 2007, prospectus and is based on the Fund's previous fiscal year expenses, including acquired fund expenses which are excluded from the gross expenses reported in the Financial Highlights.

3 The investment adviser has contractually committed through September 30, 2008, to waive fees and/or reimburse expenses to the extent necessary to maintain the net operating expense ratio shown. Without these reductions, the Fund's returns would have been lower.

4 S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market value weighted index with each stock's weight in the Index proportionate to its market value. You cannot invest directly in an Index.

5 The Lehman Brothers U.S. Government/Credit Index is an unmanaged index that includes securities in the Lehman Brothers U.S. Government Index and the Lehman Brothers U.S. Credit Index. The Lehman Brothers U.S. Government Index is composed of U.S. Treasury securities with maturities of one year or more and publicly issued debt of U.S. Government agencies. The Lehman Brothers U.S. Credit Index is an unmanaged index composed of publicly issued U.S. corporate and specified foreign debentures and secured notes that meet the specified maturity, liquidity, and quality requirements. To qualify for inclusion in the Lehman Brothers U.S. Credit Index, bonds must be SEC-registered. You cannot invest directly in an Index.

6 The WealthBuilder Conservative Allocation Composite Index is comprised 20% of the S&P 500 Index and 80% of the Lehman Brothers U.S. Aggregate Index (includes Treasury issues, agency issues, corporate bond issues, and mortgage-backed securities). You cannot invest directly in an Index.

8 Wells Fargo Advantage WealthBuilder Portfolio           Performance Highlights


WELLS FARGO ADVANTAGE WEALTHBUILDER MODERATE BALANCED PORTFOLIO
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The WELLS FARGO ADVANTAGE WEALTHBUILDER MODERATE BALANCED PORTFOLIO (the Portfolio) seeks a combination of current income and capital appreciation.

INVESTMENT ADVISER

Wells Fargo Funds Management, LLC

SUBADVISER

Wells Capital Management Incorporated

PORTFOLIO MANAGERS

Doug Beath
Galen G. Blomster, CFA
Jeffrey P. Mellas

PORTFOLIO INCEPTION

September 30, 2004

--------------------------------------------------------------------------------
EFFECTIVE ALLOCATION 1
(AS OF NOVEMBER 30, 2007)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Stock Funds                                      (48%)
Bond Funds                                       (47%)
Alternative Investment Funds                      (5%)

--------------------------------------------------------------------------------
MUTUAL FUNDS AND MASTER PORTFOLIOS HELD 1
(AS OF NOVEMBER 30, 2007)
--------------------------------------------------------------------------------
Wells Fargo Advantage Short Duration Government
   Bond Fund                                                                 19%
--------------------------------------------------------------------------------
Wells Fargo Advantage Government Securities Fund                             14%
--------------------------------------------------------------------------------
Wells Fargo Advantage Total Return Portfolio                                 14%
--------------------------------------------------------------------------------
Wells Fargo Advantage Equity Value Portfolio                                  6%
--------------------------------------------------------------------------------
T. Rowe Price Blue Chip Growth Fund                                           6%
--------------------------------------------------------------------------------
PIMCO High Yield Fund                                                         5%
--------------------------------------------------------------------------------
Oppenheimer International Bond Fund                                           5%
--------------------------------------------------------------------------------
PIMCO Commodity RealReturn Strategy Fund                                      3%
--------------------------------------------------------------------------------
John Hancock Classic Value Fund                                               3%
--------------------------------------------------------------------------------
DWS Dreman High Return Equity Fund                                            3%
--------------------------------------------------------------------------------
Wells Fargo Advantage Endeavor Select Fund                                    3%
--------------------------------------------------------------------------------
Wells Fargo Advantage Large Company Growth Portfolio                          3%
--------------------------------------------------------------------------------
Thornburg International Value Fund                                            3%
--------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap Fund                                        3%
--------------------------------------------------------------------------------
Wells Fargo Advantage Small Company Value Portfolio                           2%
--------------------------------------------------------------------------------
Wells Fargo Advantage Small Cap Growth Fund                                   2%
--------------------------------------------------------------------------------
Wells Fargo Advantage International Growth Portfolio                          2%
--------------------------------------------------------------------------------
ING International Value Fund                                                  2%
--------------------------------------------------------------------------------
ING Global Real Estate Fund                                                   1%
--------------------------------------------------------------------------------
T. Rowe Price International Discovery Fund                                    1%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1 Portfolio holdings and effective allocation are subject to change. Cash and cash equivalents are not reflected in the calculations of portfolio holdings and effective allocation. The Portfolio's use of futures contracts to implement a Tactical Asset Allocation (TAA) shift toward stocks or bonds is reflected in the effective allocations shown.

Performance Highlights           Wells Fargo Advantage WealthBuilder Portfolio 9

--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN (%) (AS OF NOVEMBER 30, 2007)

---------------------------------------------------------------------------------------------------------------------------------
WEALTHBUILDER MODERATE                         Including Sales Charge               Excluding Sales Charge         Expense Ratio
BALANCED PORTFOLIO                      6 Months*  1 Year  Life of Porfolio  6 Months*  1 Year  Life of Porfolio  Gross 2  Net 3
---------------------------------------------------------------------------------------------------------------------------------
Moderate Balanced Portfolio (WBBBX)       (0.36)    5.84         7.29          1.15      7.45         7.80          2.16   1.50%
---------------------------------------------------------------------------------------------------------------------------------
BENCHMARKS
---------------------------------------------------------------------------------------------------------------------------------
   S&P 500 Index 4                                                            (2.51)     7.52        11.45
---------------------------------------------------------------------------------------------------------------------------------
   Lehman Brothers U.S. Government/
     CreditIndex 5                                                             5.77      6.21         4.40
---------------------------------------------------------------------------------------------------------------------------------
   WealthBuilder Moderate Balanced
     Composite Index 6                                                         2.19      6.78         7.32
---------------------------------------------------------------------------------------------------------------------------------

* Returns for periods of less than one year are not annualized.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE PORTFOLIO'S WEB SITE - WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

FOR WEALTHBUILDER PORTFOLIO SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 1.50%. PERFOMANCE INCLUDING SALES CHARGE ASSUMES THE SALES CHARGE FOR THE CORRESPONDING TIME PERIOD.

Balanced funds may invest in stocks and bonds. Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. In general, when interest rates rise, bond values fall and investors may lose principal value. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Portfolio is exposed to foreign investment risk, high-yield securities risk, small company investment risk and mortgage- and asset-backed securities risk. Consult the Portfolio's prospectus for additional information on these and other risks.

--------------------------------------------------------------------------------
2 Reflects the gross expense ratio as stated in the October 1, 2007, prospectus and is based on the Fund's previous fiscal year expenses, including acquired fund expenses which are excluded from the gross expenses reported in the Financial Highlights.

3 The investment adviser has contractually committed through September 30, 2008, to waive fees and/or reimburse expenses, including acquired fund expenses which are excluded from the gross expenses to the extent necessary to maintain the net operating expense ratio shown. Without these reductions, the Fund's returns would have been lower.

4 S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market value weighted index with each stock's weight in the Index proportionate to its market value. You cannot invest directly in an Index.

5 The Lehman Brothers U.S. Government/Credit Index is an unmanaged index that includes securities in the Lehman Brothers U.S. Government Index and the Lehman Brothers U.S. Credit Index. The Lehman Brothers U.S. Government Index is composed of U.S. Treasury securities with maturities of one year or more and publicly issued debt of U.S. Government agencies. The Lehman Brothers U.S. Credit Index is an unmanaged index composed of publicly issued U.S. corporate and specified foreign debentures and secured notes that meet the specified maturity, liquidity, and quality requirements. To qualify, bonds must be SEC-registered. You cannot invest directly in an Index.

6 The WealthBuilder Moderate Balanced Composite Index is comprised 40% of the S&P 500 Index and 60% of the Lehman Brothers U.S. Aggregate Index (includes Treasury issues, agency issues, corporate bond issues, and mortgage backed securities). You cannot invest directly in an Index.

10 Wells Fargo Advantage WealthBuilder Portfolio          Performance Highlights


WELLS FARGO ADVANTAGE WEALTHBUILDER GROWTH BALANCED PORTFOLIO
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The WELLS FARGO ADVANTAGE WEALTHBUILDER GROWTH BALANCED PORTFOLIO (the Portfolio) seeks a combination of capital appreciation and current income.

INVESTMENT ADVISER

Wells Fargo Funds Management, LLC

SUBADVISER

Wells Capital Management Incorporated

PORTFOLIO MANAGERS

Doug Beath
Galen G. Blomster, CFA
Jeffrey P. Mellas

PORTFOLIO INCEPTION

October 1, 1997

--------------------------------------------------------------------------------
EFFECTIVE ALLOCATION 1
(AS OF NOVEMBER 30, 2007)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Alternative Investment Funds                      (5%)
Stock Funds                                      (77%)
Bond Funds                                       (18%)

--------------------------------------------------------------------------------
MUTUAL FUNDS AND MASTER PORTFOLIOS HELD 1
(AS OF NOVEMBER 30, 2007)
--------------------------------------------------------------------------------
Wells Fargo Advantage Government Securities Fund                             12%
--------------------------------------------------------------------------------
Wells Fargo Advantage Total Return Bond Portfolio                            11%
--------------------------------------------------------------------------------
Wells Fargo Advantage Equity Value Portfolio                                  9%
--------------------------------------------------------------------------------
T. Rowe Price Blue Chip Growth Fund                                           9%
--------------------------------------------------------------------------------
PIMCO High Yield Fund                                                         5%
--------------------------------------------------------------------------------
John Hancock Classic Value Fund                                               5%
--------------------------------------------------------------------------------
DWS Derman High Return Equity Fund                                            5%
--------------------------------------------------------------------------------
Wells Fargo Advantage Endeavor Select Fund                                    5%
--------------------------------------------------------------------------------
Wells Fargo Advantage Large Company Growth Portfolio                          5%
--------------------------------------------------------------------------------
Oppenheimer International Bond Fund                                           5%
--------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap Fund                                        4%
--------------------------------------------------------------------------------
Wells Fargo Advantage Small Company Value Portfolio                           4%
--------------------------------------------------------------------------------
Wells Fargo Advantage Small Cap Growth Fund                                   4%
--------------------------------------------------------------------------------
Wells Fargo Advantage International Growth Portfolio                          4%
--------------------------------------------------------------------------------
Thornburg International Value Fund                                            4%
--------------------------------------------------------------------------------
ING International Value Fund                                                  4%
--------------------------------------------------------------------------------
PIMCO Commodity RealReturn Strategy Fund                                      3%
--------------------------------------------------------------------------------
ING Global Real Estate Fund                                                   1%
--------------------------------------------------------------------------------
T. Rowe Price International Discovery Fund                                    1%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1 Portfolio holdings and effective allocation are subject to change. Cash and cash equivalents are not reflected in the calculations of portfolio holdings and effective allocation. The Portfolio's use of futures contracts to implement a Tactical Asset Allocation (TAA) shift toward stocks or bonds is reflected in the effective allocations shown.

Performance Highlights          Wells Fargo Advantage WealthBuilder Portfolio 11

--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN 2 (%) (AS OF NOVEMBER 30, 2007)

--------------------------------------------------------------------------------------------------------------------------
WEALTHBUILDER GROWTH                     Including Sales Charge              Excluding Sales Charge         Expense Ratio
BALANCED PORTFOLIO                 6 Months*  1 Year  5 Year  10 Year  6 Months*  1 Year  5 Year  10 Year  Gross 3  Net 4
--------------------------------------------------------------------------------------------------------------------------
Growth Balanced Portfolio (WBGBX)    (2.14)    7.15    10.05    5.86     (0.65)    8.78    10.38    6.02     2.25   1.50%
--------------------------------------------------------------------------------------------------------------------------
BENCHMARKS
--------------------------------------------------------------------------------------------------------------------------
   S&P 500 Index 5                                                       (2.51)    7.52    11.58    6.14
--------------------------------------------------------------------------------------------------------------------------
   Lehman Brothers U.S. Government
     /Credit Index 6                                                      5.77     6.21     4.94    6.11
--------------------------------------------------------------------------------------------------------------------------
   WealthBuilder Growth Balanced
     Composite Index 7                                                    0.23     7.14     9.29    6.42
--------------------------------------------------------------------------------------------------------------------------

* Returns for periods of less than one year are not annualized.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE - WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

FOR WEALTHBUILDER PORTFOLIO SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 1.50%. PERFORMANCE INCLUDING SALES CHARGE ASSUMES THE SALES CHARGE FOR THE CORRESPONDING TIME PERIOD.

Balanced funds may invest in stocks and bonds. Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. In general, when interest rates rise, bond values fall and investors may lose principal value. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Portfolio is exposed to foreign investment risk, high-yield securities risk, small company investment risk and mortgage- and asset-backed securities risk. Consult the Portfolio's prospectus for additional information on these and other risks.

--------------------------------------------------------------------------------
2 Performance for the Portfolio prior to November 8, 1999, reflects the performance of the Norwest WealthBuilder II Growth Balanced Portfolio, its predecessor portfolio.

3 Reflects the gross expense ratio as stated in the October 1, 2007, prospectus and is based on the Fund's previous fiscal year expenses, including acquired fund expenses which are excluded from the gross expenses reported in the Financial Highlights.

4 The investment adviser has contractually committed through September 30, 2008, to waive fees and/or reimburse expenses to the extent necessary to maintain the net operating expense ratio shown. Without these reductions, the Fund's returns would have been lower.

5 S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market value weighted index with each stock's weight in the Index proportionate to its market value. You cannot invest directly in an Index.

6 The Lehman Brothers U.S. Government/Credit Index is an unmanaged index that includes securities in the Lehman Brothers U.S. Government Index and the Lehman Brothers U.S. Credit Index. The Lehman Brothers U.S. Government Index is composed of U.S. Treasury securities with maturities of one year or more and publicly issued debt of U.S. Government agencies. The Lehman Brothers U.S. Credit Index is an unmanaged index composed of publicly issued U.S. corporate and specified foreign debentures and secured notes that meet the specified maturity, liquidity, and quality requirements. To qualify, bonds must be SEC-registered. You cannot invest directly in an Index.

7 The WealthBuilder Growth Balanced Composite Index is comprised 65% of the S&P 500 Index and 35% of the Lehman Brothers U.S. Aggregate Index (includes Treasury issues, agency issues, corporate bond issues, and mortgage backed securities). You cannot invest directly in an Index.

12 Wells Fargo Advantage WealthBuilder Portfolio          Performance Highlights


WELLS FARGO ADVANTAGE WEALTHBUILDER GROWTH ALLOCATION PORTFOLIO
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The WELLS FARGO ADVANTAGE WEALTHBUILDER GROWTH ALLOCATION PORTFOLIO (the Portfolio) seeks capital appreciation with a secondary emphasis on current income.

INVESTMENT ADVISER

Wells Fargo Funds Management, LLC

SUBADVISER

Wells Capital Management Incorporated

PORTFOLIO MANAGERS

Doug Beath
Galen G. Blomster, CFA
Jeffrey P. Mellas

PORTFOLIO INCEPTION

September 30, 2004

--------------------------------------------------------------------------------
EFFECTIVE ALLOCATION 1
(AS OF NOVEMBER 30, 2007)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Alternative Investment Funds                      (5%)
Bond Funds                                        (4%)
Stock Funds                                      (91%)

--------------------------------------------------------------------------------
MUTUAL FUNDS AND MASTER PORTFOLIOS HELD 1
(AS OF NOVEMBER 30, 2007)
--------------------------------------------------------------------------------
Wells Fargo Advantage Equity Value Portfolio                                 11%
--------------------------------------------------------------------------------
T. Rowe Price Blue Chip Growth Fund                                          11%
--------------------------------------------------------------------------------
Wells Fargo Advantage Government Securities Fund                              7%
--------------------------------------------------------------------------------
Wells Fargo Advantage Total Return Bond Portfolio                             7%
--------------------------------------------------------------------------------
John Hancock Classic Value Fund                                               6%
--------------------------------------------------------------------------------
DWS Dreman High Return Equity Fund                                            6%
--------------------------------------------------------------------------------
Wells Fargo Advantage Endeavor Select Fund                                    6%
--------------------------------------------------------------------------------
Wells Fargo Advantage Large Company Growth Portfolio                          5%
--------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap Fund                                        5%
--------------------------------------------------------------------------------
Wells Fargo Advantage Small Company Value Portfolio                           5%
--------------------------------------------------------------------------------
Wells Fargo Advantage Small Cap Growth Fund                                   5%
--------------------------------------------------------------------------------
Thornburg International Value Fund                                            5%
--------------------------------------------------------------------------------
Wells Fargo Advantage International Growth Portfolio                          5%
--------------------------------------------------------------------------------
ING International Value Fund                                                  4%
--------------------------------------------------------------------------------
PIMCO Commodity RealReturn Strategy Fund                                      3%
--------------------------------------------------------------------------------
PIMCO High Yield Fund                                                         3%
--------------------------------------------------------------------------------
Oppenheimer International Bond Fund                                           3%
--------------------------------------------------------------------------------
ING Global Real Estate Fund                                                   2%
--------------------------------------------------------------------------------
T. Rowe Price International Discovery Fund                                    1%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

1 Portfolio holdings and effective allocation are subject to change. Cash and cash equivalents are not reflected in the calculations of portfolio holdings and effective allocation. The Portfolio's use of futures contracts to implement a Tactical Asset Allocation (TAA) shift toward stocks or bonds is reflected in the effective allocations shown.

Performance Highlights          Wells Fargo Advantage WealthBuilder Portfolio 13

--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN (%) (AS OF NOVEMBER 30, 2007)

---------------------------------------------------------------------------------------------------------------------------------
WEALTHBUILDER GROWTH                           Including Sales Charge               Excluding Sales Charge         Expense Ratio
ALLOCATION PORTFOLIO                    6 Months*  1 Year  Life of Porfolio  6 Months*  1 Year  Life of Porfolio  Gross 2  Net 3
---------------------------------------------------------------------------------------------------------------------------------
Growth Allocation Portfolio (WBGGX)       (2.98)    7.48         11.11         (1.50)    9.12        11.64          2.33   1.50%
---------------------------------------------------------------------------------------------------------------------------------
BENCHMARKS
---------------------------------------------------------------------------------------------------------------------------------
   S&P 500 Index 4                                                             (2.51)    7.52        11.45
---------------------------------------------------------------------------------------------------------------------------------
   Lehman Brothers U.S. Government/
     Credit Index 5                                                             5.77     6.21         4.40
---------------------------------------------------------------------------------------------------------------------------------
   WealthBuilder Growth Allocation C
     Composite Index 6                                                         (0.94)    7.32        10.04
---------------------------------------------------------------------------------------------------------------------------------

* Returns for periods of less than one year are not annualized.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE - WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

FOR WEALTHBUILDER PORTFOLIO SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 1.50%. PERFORMANCE INCLUDING SALES CHARGE ASSUMES THE SALES CHARGE FOR THE CORRESPONDING TIME PERIOD.

Balanced funds may invest in stocks and bonds. Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. In general, when interest rates rise, bond values fall and investors may lose principal value. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Portfolio is exposed to foreign investment risk, high-yield securities risk, small company investment risk and mortgage- and asset-backed securities risk. Consult the Portfolio's prospectus for additional information on these and other risks.

--------------------------------------------------------------------------------
2 Reflects the gross expense ratio as stated in the October 1, 2007, prospectus and is based on the Fund's previous fiscal year expenses including acquired fund expenses which are excluded from the gross expenses reported in the Financial Highlights.

3 The investment adviser has contractually committed through September 30, 2008, to waive fees and/or reimburse expenses to the extent necessary to maintain the net operating expense ratio shown. Without these reductions, the Fund's returns would have been lower.

4 S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market value weighted index with each stock's weight in the Index proportionate to its market value. You cannot invest directly in an Index.

5 The Lehman Brothers U.S. Government/Credit Index is an unmanaged index that includes securities in the Lehman Brothers U.S. Government Index and the Lehman Brothers U.S. Credit Index. The Lehman Brothers U.S. Government Index is composed of U.S. Treasury securities with maturities of one year or more and publicly issued debt of U.S. Government agencies. The Lehman Brothers U.S. Credit Index is an unmanaged index composed of publicly issued U.S. corporate and specified foreign debentures and secured notes that meet the specified maturity, liquidity, and quality requirements. To qualify, bonds must be SEC-registered. You cannot invest directly in an Index.

6 The WealthBuilder Growth Allocation Composite Index is comprised 80% of the S&P 500 Index and 20% of the Lehman Brothers U.S. Aggregate Index (includes Treasury issues, agency issues, corporate bond issues, and mortgage backed securities). You cannot invest directly in an Index.

14 Wells Fargo Advantage WealthBuilder Portfolio          Performance Highlights


WELLS FARGO ADVANTAGE WEALTHBUILDER EQUITY PORTFOLIO
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The WELLS FARGO ADVANTAGE WEALTHBUILDER EQUITY PORTFOLIO (the Portfolio) seeks long-term capital appreciation with no emphasis on income.

INVESTMENT ADVISER

Wells Fargo Funds Management, LLC

SUBADVISER

Wells Capital Management Incorporated

PORTFOLIO MANAGERS

Doug Beath
Galen G. Blomster,
CFA Jeffrey P. Mellas

PORTFOLIO INCEPTION

October 1, 1997

--------------------------------------------------------------------------------
ALLOCATION 1
(AS OF NOVEMBER 30, 2007)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Large Company Growth                             (30%)
Large Company Value                              (30%)
Small Company                                    (20%)
International                                    (20%)

--------------------------------------------------------------------------------
MUTUAL FUNDS AND MASTER PORTFOLIOS HELD 1
(AS OF NOVEMBER 30, 2007)
--------------------------------------------------------------------------------
T. Rowe Price Blue Chip Growth Fund                                          15%
--------------------------------------------------------------------------------
Wells Fargo Advantage Equity Value Portfolio                                 15%
--------------------------------------------------------------------------------
Wells Fargo Advantage Endeavor Select Fund                                    8%
--------------------------------------------------------------------------------
Wells Fargo Advantage Large Company Growth Portfolio                          8%
--------------------------------------------------------------------------------
DSW Dreman High Return Equity Fund                                            8%
--------------------------------------------------------------------------------
John Hancock Classic Value Fund                                               7%
--------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap Fund                                        7%
--------------------------------------------------------------------------------
Wells Fargo Advantage International Growth Portfolio                          6%
--------------------------------------------------------------------------------
Wells Fargo Advantage Small Cap Growth Fund                                   6%
--------------------------------------------------------------------------------
ING International Value Fund                                                  6%
--------------------------------------------------------------------------------
Thornburg International Value Fund                                            6%
--------------------------------------------------------------------------------
Wells Fargo Advantage Small Company Value Portfolio                           6%
--------------------------------------------------------------------------------
T. Rowe Price International Discovery Fund                                    2%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1 Portfolio holdings and allocation are subject to change. Cash and cash equivalents are not reflected in the calculations of portfolio holdings and allocation.

Performance Highlights          Wells Fargo Advantage WealthBuilder Portfolio 15

--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN 2 (%) (AS OF NOVEMBER 30, 2007)

--------------------------------------------------------------------------------------------------------------------------
WEALTHBUILDER                            Including Sales Charge              Excluding Sales Charge         Expense Ratio
EQUITY PORTFOLIO                   6 Months*  1 Year  5 Year  10 Year  6 Months*  1 Year  5 Year  10 Year  Gross 3  Net 4
--------------------------------------------------------------------------------------------------------------------------
Equity Portfolio (WBGIX)            (4.24)     6.35    11.83    5.24   (2.78)       7.97   12.17    5.40    2.43    1.50%
--------------------------------------------------------------------------------------------------------------------------
BENCHMARK
--------------------------------------------------------------------------------------------------------------------------
   S&P 500 Index 5                                             (2.51)   7.52       11.58    6.14
--------------------------------------------------------------------------------------------------------------------------

* Returns for periods of less than one year are not annualized.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE - WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

FOR WEALTHBUILDER PORTFOLIO SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 1.50%. PERFORMANCE INCLUDING SALES CHARGE ASSUMES THE SALES CHARGE FOR THE CORRESPONDING TIME PERIOD.

Stock fund values fluctuate in response to the activities of individual companies and general market and economic conditions. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Portfolio is exposed to foreign investment risk and smaller company investment risk. Consult the Portfolio's prospectus for additional information on these and other risks.

--------------------------------------------------------------------------------
2 Prior to October 1, 2004, the Portfolio was named the Wells Fargo WealthBuilder Growth and Income Portfolio. Performance for the Portfolio prior to November 8, 1999, reflects the performance of the Norwest WealthBuilder II Growth and Income Portfolio, its predecessor Portfolio.

3 Reflects the gross expense ratio as stated in the October 1, 2007, prospectus and is based on the Fund's previous fiscal year expenses including acquired fund expenses which are excluded from the gross expenses reported in the Financial Highlights.

4 The investment adviser has contractually committed through September 30, 2008, to waive fees and/or reimburse expenses to the extent necessary to maintain the net operating expense ratio shown. Without these reductions, the Fund's returns would have been lower.

5 S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market value weighted index with each stock's weight in the Index proportionate to its market value. You cannot invest directly in an Index.

16 Wells Fargo Advantage WealthBuilder Portfolio          Performance Highlights


WELLS FARGO ADVANTAGE WEALTHBUILDER TACTICAL EQUITY PORTFOLIO
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The WELLS FARGO ADVANTAGE WEALTHBUILDER TACTICAL EQUITY PORTFOLIO (the Portfolio) seeks long-term capital appreciation with no emphasis on income.

INVESTMENT ADVISER

Wells Fargo Funds Management, LLC

SUBADVISER

Wells Capital Management Incorporated

PORTFOLIO MANAGERS

Doug Beath
Galen G. Blomster,
CFA Jeffrey P. Mellas

PORTFOLIO INCEPTION

October 1, 1997

--------------------------------------------------------------------------------
EFFECTIVE ALLOCATION 1
(AS OF NOVEMBER 30, 2007)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Large Company Growth                              (9%)
Large Company Value                              (36%)
Small Company                                     (5%)
International                                    (50%)

--------------------------------------------------------------------------------
MUTUAL FUNDS AND MASTER PORTFOLIOS HELD 1
(AS OF NOVEMBER 30, 2007)
--------------------------------------------------------------------------------
Wells Fargo Advantage Equity Value Portfolio                                 18%
--------------------------------------------------------------------------------
Wells Fargo Advantage International Growth Portfolio                         15%
--------------------------------------------------------------------------------
Thornburg International Value Fund                                           15%
--------------------------------------------------------------------------------
ING International Value Fund                                                 15%
--------------------------------------------------------------------------------
DWS Dreman High Return Equity Fund                                            9%
--------------------------------------------------------------------------------
John Hancock Classic Value Fund                                               9%
--------------------------------------------------------------------------------
T. Rowe Price International Discovery Fund                                    5%
--------------------------------------------------------------------------------
T. Rowe Price Blue Chip Growth Fund                                           4%
--------------------------------------------------------------------------------
Wells Fargo Advantage Endeavor Select Fund                                    2%
--------------------------------------------------------------------------------
Wells Fargo Advantage Large Company Growth Portfolio                          2%
--------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap Fund                                        2%
--------------------------------------------------------------------------------
Wells Fargo Advantage Small Cap Growth Fund                                   2%
--------------------------------------------------------------------------------
Wells Fargo Advantage Small Company Value Portfolio                           2%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1 Portfolio holdings and effective allocation are subject to change. Cash and cash equivalents are not reflected in the calculations of portfolio holdings and effective allocation. The Portfolio utilizes the Tactical Equity Allocation (TEA) model to implement allocation changes in various equity investment styles which is reflected in the allocation shown.

Performance Highlights          Wells Fargo Advantage WealthBuilder Portfolio 17

--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN 2 (%) (AS OF NOVEMBER 30, 2007)

--------------------------------------------------------------------------------------------------------------------------
WEALTHBUILDER TACTICAL                   Including Sales Charge              Excluding Sales Charge         Expense Ratio
EQUITY PORTFOLIO                   6 Months*  1 Year  5 Year  10 Year  6 Months*  1 Year  5 Year  10 Year  Gross 3  Net 4
--------------------------------------------------------------------------------------------------------------------------
Tactical Equity Portfolio
   (WBGAX)                           (1.71)    10.20   15.31    6.93     (0.21)    11.88   15.66    7.09     2.52   1.50%
--------------------------------------------------------------------------------------------------------------------------
BENCHMARK
--------------------------------------------------------------------------------------------------------------------------
   S&P 500 Index 5                                                       (2.52)     7.52   11.58    6.14
--------------------------------------------------------------------------------------------------------------------------

* Returns for periods of less than one year are not annualized.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE - WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

FOR WEALTHBUILDER PORTFOLIO SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 1.50%.PERFORMANCE INCLUDING SALES CHARGE ASSUMES THE SALES CHARGE FOR THE CORRESPONDING TIME PERIOD.

Stock fund values fluctuate in response to the activities of individual companies and general market and economic conditions. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). The Portfolio is exposed to foreign investment risk and small company investment risk. Consult the Portfolio's prospectus for additional information on these and other risks.

--------------------------------------------------------------------------------
2 Prior to April 11, 2005, the WELLS FARGO ADVANTAGE WEALTHBUILDER TACTICAL EQUITY PORTFOLIO was named the Wells Fargo WealthBuilder Equity Portfolio, and prior to October 1, 2004, the Portfolio was named the Wells Fargo WealthBuilder Growth Portfolio and Income Portfolio. Performance for the Portfolio prior to November 8, 1999, reflects the performance of the Norwest WealthBuilder II Growth Portfolio, its predecessor portfolio.

3 Reflects the gross expense ratio as stated in the October 1, 2007, prospectus and is based on the Fund's previous fiscal year expenses including acquired fund expenses which are excluded from the gross expenses reported in the Financial Highlights.

4 The investment adviser has contractually committed through September 30, 2008, to waive fees and/or reimburse expenses to the extent necessary to maintain the net operating expense ratio shown. Without these reductions, the Fund's returns would have been lower.

5 S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market value weighted index with each stock's weight in the Index proportionate to its market value. You cannot invest directly in an Index.

18 Wells Fargo Advantage WealthBuilder Portfolio                   Fund Expenses


As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees (if any) and exchange fees (if any); and (2) ongoing costs, including management fees; distribution (12b-1) and/or shareholder service fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire six-month period, from June 1, 2007 to November 30, 2007.

ACTUAL EXPENSES

The "Actual" line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Actual" line under the heading entitled "Expenses Paid During Period" for your applicable portfolio to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The "Hypothetical" line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio with other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the "Hypothetical" line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                          Beginning        Ending         Expenses
                                                                        Account Value   Account Value   Paid During     Net Annual
WELLS FARGO ADVANTAGE WEALTHBUILDER CONSERVATIVE ALLOCATION PORTFOLIO    06-01-2007       11-30-2007      Period 1    Expense Ratio
-----------------------------------------------------------------------------------------------------------------------------------
   Actual                                                                 $ 1,000.00      $ 1,026.80       $ 7.62         1.50%
   Hypothetical (5% return before expenses)                               $ 1,000.00      $ 1,017.55       $ 7.59         1.50%
-----------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE WEALTHBUILDER MODERATE BALANCED PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------------
   Actual                                                                 $ 1,000.00      $ 1,011.50       $ 7.56         1.50%
   Hypothetical (5% return before expenses)                               $ 1,000.00      $ 1,017.55       $ 7.59         1.50%
-----------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE WEALTHBUILDER GROWTH BALANCED PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------------
   Actual                                                                 $ 1,000.00      $   993.50       $ 7.50         1.50%
   Hypothetical (5% return before expenses)                               $ 1,000.00      $ 1,017.55       $ 7.59         1.50%
-----------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE WEALTHBUILDER GROWTH ALLOCATION PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------------
   Actual                                                                 $ 1,000.00      $   985.00       $ 7.46         1.50%
   Hypothetical (5% return before expenses)                               $ 1,000.00      $ 1,017.55       $ 7.59         1.50%
-----------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE WEALTHBUILDER EQUITY PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------------
   Actual                                                                 $ 1,000.00      $   972.20       $ 7.42         1.50%
   Hypothetical (5% return before expenses)                               $ 1,000.00      $ 1,017.55       $ 7.59         1.50%
-----------------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE WEALTHBUILDER TACTICAL EQUITY PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------------
   Actual                                                                 $ 1,000.00      $   997.90       $ 7.51         1.50%
   Hypothetical (5% return before expenses)                               $ 1,000.00      $ 1,017.55       $ 7.59         1.50%
-----------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1 Expenses are equal to the Portfolio's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

Portfolio of Investments--November 30, 2007 (Unaudited)

                                Wells Fargo Advantage WealthBuilder Portfolio 19


WEALTHBUILDER CONSERVATIVE ALLOCATION PORTFOLIO
--------------------------------------------------------------------------------

     SHARES  SECURITY NAME                                                                                            VALUE
INVESTMENT COMPANIES: 98.83%

STOCK FUNDS: 9.87%
     26,665  DWS DREMAN HIGH RETURN EQUITY FUND                                                                   $    1,342,573
     44,850  ING INTERNATIONAL VALUE FUND                                                                              1,027,054
     54,449  JOHN HANCOCK CLASSIC VALUE FUND                                                                           1,350,335
     50,202  OPPENHEIMER MAIN STREET SMALL CAP FUND                                                                    1,151,639
     63,650  T. ROWE PRICE BLUE CHIP GROWTH FUND                                                                       2,574,012
      6,204  T. ROWE PRICE INTERNATIONAL DISCOVERY FUND                                                                  346,283
     33,398  THORNBURG INTERNATIONAL VALUE FUND                                                                        1,140,879

                                                                                                                       8,932,775
                                                                                                                  --------------
AFFILIATED STOCK FUNDS: 9.40%
    111,266  WELLS FARGO ADVANTAGE ENDEAVOR SELECT FUND                                                                1,309,604
        N/A  WELLS FARGO ADVANTAGE EQUITY VALUE PORTFOLIO                                                              2,576,510
        N/A  WELLS FARGO ADVANTAGE INTERNATIONAL GROWTH PORTFOLIO                                                      1,037,175
        N/A  WELLS FARGO ADVANTAGE LARGE COMPANY GROWTH PORTFOLIO                                                      1,296,593
     76,520  WELLS FARGO ADVANTAGE SMALL CAP GROWTH FUND                                                               1,147,798
        N/A  WELLS FARGO ADVANTAGE SMALL COMPANY VALUE PORTFOLIO                                                       1,135,365

                                                                                                                       8,503,045
                                                                                                                  --------------
BOND FUNDS: 14.40%
     83,713  ING GLOBAL REAL ESTATE FUND                                                                               1,854,242
    632,903  OPPENHEIMER INTERNATIONAL BOND FUND                                                                       4,189,820
    168,580  PIMCO COMMODITY REALRETURN STRATEGY FUND                                                                  2,692,216
    448,333  PIMCO HIGH YIELD FUND                                                                                     4,295,064

                                                                                                                      13,031,342
                                                                                                                  --------------
AFFILIATED BOND FUNDS: 65.16%
  1,598,024  WELLS FARGO ADVANTAGE GOVERNMENT SECURITIES FUND                                                         16,843,168
  2,523,951  WELLS FARGO ADVANTAGE SHORT DURATION GOVERNMENT BOND FUND                                                25,264,752
        N/A  WELLS FARGO ADVANTAGE TOTAL RETURN BOND PORTFOLIO                                                        16,844,189

                                                                                                                      58,952,109
                                                                                                                  --------------

TOTAL INVESTMENT COMPANIES (COST $86,797,878)                                                                         89,419,271
                                                                                                                  --------------
SHORT-TERM INVESTMENTS: 0.50%

MUTUAL FUNDS: 0.25%
    229,761  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~                                                                   229,761
                                                                                                                  --------------

  PRINCIPAL                                                                        INTEREST RATE  MATURITY DATE
US TREASURY BILLS: 0.25%
$   190,000  US TREASURY BILL^#                                                        3.92%        02/07/2008           188,945
     20,000  US TREASURY BILL^#                                                        4.09         02/07/2008            19,889
     10,000  US TREASURY BILL^#                                                        3.12         05/08/2008             9,860
      5,000  US TREASURY BILL^#                                                        3.41         05/08/2008             4,930

                                                                                                                         223,624
                                                                                                                  --------------

TOTAL SHORT-TERM INVESTMENTS (COST $453,036)                                                                             453,385
                                                                                                                  --------------
TOTAL INVESTMENTS IN SECURITIES
(COST $87,250,914)*                          99.33%                                                               $   89,872,656

OTHER ASSETS AND LIABILITIES, NET             0.67                                                                       604,497
                                            ------                                                                --------------

TOTAL NET ASSETS                            100.00%                                                               $   90,477,153
                                            ------                                                                --------------

20 Wells Fargo Advantage WealthBuilder Portfolio

                         Portfolio of Investments--November 30, 2007 (Unaudited)


WEALTHBUILDER CONSERVATIVE ALLOCATION PORTFOLIO
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
^     Zero coupon bond. Interest rate presented is yield to maturity.

# All or a portion of this security is segregated as collateral for derivative investments. (See Note 2)

~ This Wells Fargo Advantage Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Advantage Money Market Fund. The Fund does not pay an investment advisory fee for such investments.

* Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

      The accompanying notes are an integral part of these financial statements.

Portfolio of Investments--November 30, 2007 (Unaudited)

                                Wells Fargo Advantage WealthBuilder Portfolio 21


WEALTHBUILDER MODERATE BALANCED PORTFOLIO
--------------------------------------------------------------------------------

     SHARES  SECURITY NAME                                                                                            VALUE
INVESTMENT COMPANIES: 98.21%

STOCK FUNDS: 19.34%
    112,354  DWS DREMAN HIGH RETURN EQUITY FUND                                                                   $    5,657,000
    189,960  ING INTERNATIONAL VALUE FUND                                                                              4,350,073
    233,309  JOHN HANCOCK CLASSIC VALUE FUND                                                                           5,786,075
    213,979  OPPENHEIMER MAIN STREET SMALL CAP FUND                                                                    4,908,672
    272,870  T. ROWE PRICE BLUE CHIP GROWTH FUND                                                                      11,034,879
     26,478  T. ROWE PRICE INTERNATIONAL DISCOVERY FUND                                                                1,477,990
    144,363  THORNBURG INTERNATIONAL VALUE FUND                                                                        4,931,439

                                                                                                                      38,146,128
                                                                                                                  --------------
AFFILIATED STOCK FUNDS: 18.44%
    474,537  WELLS FARGO ADVANTAGE ENDEAVOR SELECT FUND                                                                5,585,297
        N/A  WELLS FARGO ADVANTAGE EQUITY VALUE PORTFOLIO                                                             11,092,819
        N/A  WELLS FARGO ADVANTAGE INTERNATIONAL GROWTH PORTFOLIO                                                      4,427,757
        N/A  WELLS FARGO ADVANTAGE LARGE COMPANY GROWTH PORTFOLIO                                                      5,532,740
    323,608  WELLS FARGO ADVANTAGE SMALL CAP GROWTH FUND                                                               4,854,121
        N/A  WELLS FARGO ADVANTAGE SMALL COMPANY VALUE PORTFOLIO                                                       4,860,897

                                                                                                                      36,353,631
                                                                                                                  --------------
BOND FUNDS: 14.19%
    176,779  ING GLOBAL REAL ESTATE FUND                                                                               3,915,655
  1,364,485  OPPENHEIMER INTERNATIONAL BOND FUND                                                                       9,032,888
    365,072  PIMCO COMMODITY REALRETURN STRATEGY FUND                                                                  5,830,197
    959,623  PIMCO HIGH YIELD FUND                                                                                     9,193,193

                                                                                                                      27,971,933
                                                                                                                  --------------
AFFILIATED BOND FUNDS: 46.24%
  2,593,113  WELLS FARGO ADVANTAGE GOVERNMENT SECURITIES FUND                                                         27,331,411
  3,649,648  WELLS FARGO ADVANTAGE SHORT DURATION GOVERNMENT BOND FUND                                                36,532,974
        N/A  WELLS FARGO ADVANTAGE TOTAL RETURN BOND PORTFOLIO                                                        27,315,438

                                                                                                                      91,179,823
                                                                                                                  --------------

TOTAL INVESTMENT COMPANIES (COST $185,800,256)                                                                       193,651,515
                                                                                                                  --------------
SHORT-TERM INVESTMENTS: 0.83%

MUTUAL FUNDS: 0.30%
    588,037  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~                                                                   588,037
                                                                                                                  --------------

  PRINCIPAL                                                                        INTEREST RATE  MATURITY DATE
US TREASURY BILLS: 0.53%
$    15,000  US TREASURY BILL^#                                                        3.89%        02/07/2008            14,917
    815,000  US TREASURY BILL^#                                                        3.92         02/07/2008           810,473
     85,000  US TREASURY BILL^#                                                        4.17         02/07/2008            84,528
     30,000  US TREASURY BILL^#                                                        3.16         05/08/2008            29,580
     20,000  US TREASURY BILL^#                                                        3.41         05/08/2008            19,720
     90,000  US TREASURY BILL^#                                                        3.69         05/08/2008            88,740

                                                                                                                       1,047,958
                                                                                                                  --------------

TOTAL SHORT-TERM INVESTMENTS (COST $1,634,308)                                                                         1,635,995
                                                                                                                  --------------

22 Wells Fargo Advantage WealthBuilder Portfolio

                         Portfolio of Investments--November 30, 2007 (Unaudited)


WEALTHBUILDER MODERATE BALANCED PORTFOLIO
--------------------------------------------------------------------------------

                                                                                                                       VALUE
TOTAL INVESTMENTS IN SECURITIES
(COST $187,434,564)*                         99.04%                                                               $  195,287,510

OTHER ASSETS AND LIABILITIES, NET             0.96                                                                     1,899,987
                                            ------                                                                --------------

TOTAL NET ASSETS                            100.00%                                                               $  197,187,497
                                            ------                                                                --------------

--------------------------------------------------------------------------------
^     Zero coupon bond. Interest rate presented is yield to maturity.

# All or a portion of this security is segregated as collateral for derivative investments. (See Note 2)

~ This Wells Fargo Advantage Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Advantage Money Market Fund. The Fund does not pay an investment advisory fee for such investments.

* Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

      The accompanying notes are an integral part of these financial statements.

Portfolio of Investments--November 30, 2007 (Unaudited)

                                Wells Fargo Advantage WealthBuilder Portfolio 23


WEALTHBUILDER GROWTH BALANCED PORTFOLIO
--------------------------------------------------------------------------------

     SHARES  SECURITY NAME                                                                                            VALUE
INVESTMENT COMPANIES: 98.31%

STOCK FUNDS: 31.02%
    626,054  DWS DREMAN HIGH RETURN EQUITY FUND                                                                   $   31,521,820
  1,096,944  ING INTERNATIONAL VALUE FUND                                                                             25,120,009
  1,274,059  JOHN HANCOCK CLASSIC VALUE FUND                                                                          31,596,661
  1,197,690  OPPENHEIMER MAIN STREET SMALL CAP FUND                                                                   27,475,000
  1,534,086  T. ROWE PRICE BLUE CHIP GROWTH FUND                                                                      62,038,445
    147,375  T. ROWE PRICE INTERNATIONAL DISCOVERY FUND                                                                8,226,500
    758,832  THORNBURG INTERNATIONAL VALUE FUND                                                                       25,921,701

                                                                                                                     211,900,136
                                                                                                                  --------------
AFFILIATED STOCK FUNDS: 30.06%
  2,659,395  WELLS FARGO ADVANTAGE ENDEAVOR SELECT FUND                                                               31,301,075
        N/A  WELLS FARGO ADVANTAGE EQUITY VALUE PORTFOLIO                                                             62,422,537
        N/A  WELLS FARGO ADVANTAGE INTERNATIONAL GROWTH PORTFOLIO                                                     25,996,972
        N/A  WELLS FARGO ADVANTAGE LARGE COMPANY GROWTH PORTFOLIO                                                     31,139,261
  1,813,846  WELLS FARGO ADVANTAGE SMALL CAP GROWTH FUND                                                              27,207,684
        N/A  WELLS FARGO ADVANTAGE SMALL COMPANY VALUE PORTFOLIO                                                      27,274,013

                                                                                                                     205,341,542
                                                                                                                  --------------
BOND FUNDS: 14.25%
    605,899  ING GLOBAL REAL ESTATE FUND                                                                              13,420,663
  4,686,939  OPPENHEIMER INTERNATIONAL BOND FUND                                                                      31,027,537
  1,320,070  PIMCO COMMODITY REALRETURN STRATEGY FUND                                                                 21,081,514
  3,314,911  PIMCO HIGH YIELD FUND                                                                                    31,756,849

                                                                                                                      97,286,563
                                                                                                                  --------------
AFFILIATED BOND FUNDS: 22.98%
  7,725,952  WELLS FARGO ADVANTAGE GOVERNMENT SECURITIES FUND                                                         81,431,539
        N/A  WELLS FARGO ADVANTAGE TOTAL RETURN BOND PORTFOLIO                                                        75,500,764
                                                                                                                     156,932,303
                                                                                                                  --------------

TOTAL INVESTMENT COMPANIES (COST $616,340,553)                                                                       671,460,544
                                                                                                                  --------------

  PRINCIPAL                                                                        INTEREST RATE  MATURITY DATE
SHORT-TERM INVESTMENTS: 0.85%

US TREASURY BILLS: 0.85%
$    70,000  US TREASURY BILL^#                                                        3.85%        02/07/2008            69,611
  4,735,000  US TREASURY BILL^#                                                        3.99         02/07/2008         4,708,697
    475,000  US TREASURY BILL^#                                                        4.83         02/07/2008           472,361
    230,000  US TREASURY BILL^#                                                        3.16         05/08/2008           226,780
     95,000  US TREASURY BILL^#                                                        3.47         05/08/2008            93,670
    255,000  US TREASURY BILL^#                                                        3.67         05/08/2008           251,430

                                                                                                                       5,822,549
                                                                                                                  --------------

TOTAL SHORT-TERM INVESTMENTS (COST $5,813,364)                                                                         5,822,549
                                                                                                                  --------------
TOTAL INVESTMENTS IN SECURITIES
(COST $622,153,917)*                         99.16%                                                               $  677,283,093

OTHER ASSETS AND LIABILITIES, NET             0.84                                                                     5,764,559
                                            ------                                                                --------------

TOTAL NET ASSETS                            100.00%                                                               $  683,047,652
                                            ------                                                                --------------

24 Wells Fargo Advantage WealthBuilder Portfolio

                         Portfolio of Investments--November 30, 2007 (Unaudited)


WEALTHBUILDER GROWTH BALANCED PORTFOLIO
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
^     Zero coupon bond. Interest rate presented is yield to maturity.

# All or a portion of this security is segregated as collateral for derivative investments. (See Note 2)

* Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

      The accompanying notes are an integral part of these financial statements.

Portfolio of Investments--November 30, 2007 (Unaudited)

                                Wells Fargo Advantage WealthBuilder Portfolio 25


WEALTHBUILDER GROWTH ALLOCATION PORTFOLIO
--------------------------------------------------------------------------------

     SHARES  SECURITY NAME                                                                                            VALUE
INVESTMENT COMPANIES: 98.38%

STOCK FUNDS: 38.03%
    209,740  DWS DREMAN HIGH RETURN EQUITY FUND                                                                   $   10,560,401
    362,499  ING INTERNATIONAL VALUE FUND                                                                              8,301,235
    427,005  JOHN HANCOCK CLASSIC VALUE FUND                                                                          10,589,713
    398,474  OPPENHEIMER MAIN STREET SMALL CAP FUND                                                                    9,141,004
    510,354  T. ROWE PRICE BLUE CHIP GROWTH FUND                                                                      20,638,727
     49,100  T. ROWE PRICE INTERNATIONAL DISCOVERY FUND                                                                2,740,753
    250,648  THORNBURG INTERNATIONAL VALUE FUND                                                                        8,562,143

                                                                                                                      70,533,976
                                                                                                                  --------------
AFFILIATED STOCK FUNDS: 36.69%
    887,924  WELLS FARGO ADVANTAGE ENDEAVOR SELECT FUND                                                               10,450,871
        N/A  WELLS FARGO ADVANTAGE EQUITY VALUE PORTFOLIO                                                             20,730,253
        N/A  WELLS FARGO ADVANTAGE INTERNATIONAL GROWTH PORTFOLIO                                                      8,388,159
        N/A  WELLS FARGO ADVANTAGE LARGE COMPANY GROWTH PORTFOLIO                                                     10,298,370
    606,152  WELLS FARGO ADVANTAGE SMALL CAP GROWTH FUND                                                               9,092,276
        N/A  WELLS FARGO ADVANTAGE SMALL COMPANY VALUE PORTFOLIO                                                       9,103,046

                                                                                                                      68,062,975
                                                                                                                  --------------
BOND FUNDS: 10.62%
    165,186  ING GLOBAL REAL ESTATE FUND                                                                               3,658,867
    771,779  OPPENHEIMER INTERNATIONAL BOND FUND                                                                       5,109,180
    359,728  PIMCO COMMODITY REALRETURN STRATEGY FUND                                                                  5,744,856
    541,830  PIMCO HIGH YIELD FUND                                                                                     5,190,735

                                                                                                                      19,703,638
                                                                                                                  --------------
AFFILIATED BOND FUNDS: 13.04%
  1,149,411  WELLS FARGO ADVANTAGE GOVERNMENT SECURITIES FUND                                                         12,114,791
        N/A  WELLS FARGO ADVANTAGE TOTAL RETURN BOND PORTFOLIO                                                        12,069,940

                                                                                                                      24,184,731
                                                                                                                  --------------

TOTAL INVESTMENT COMPANIES (COST $172,044,444)                                                                       182,485,320
                                                                                                                  --------------

  PRINCIPAL                                                                        INTEREST RATE  MATURITY DATE
SHORT-TERM INVESTMENTS: 0.86%

US TREASURY BILLS: 0.86%
$ 1,190,000  US TREASURY BILL^#                                                        3.92%        02/07/2008         1,183,390
     35,000  US TREASURY BILL^#                                                        4.16         02/07/2008            34,806
    125,000  US TREASURY BILL^#                                                        4.17         02/07/2008           124,306
     25,000  US TREASURY BILL^#                                                        4.57         02/07/2008            24,861
    215,000  US TREASURY BILL^#                                                        3.16         05/08/2008           211,990
     25,000  US TREASURY BILL^#                                                        3.41         05/08/2008            24,650

                                                                                                                       1,604,003
                                                                                                                  --------------

TOTAL SHORT-TERM INVESTMENTS (COST $1,601,743)                                                                         1,604,003
                                                                                                                  --------------
TOTAL INVESTMENTS IN SECURITIES
(COST $173,646,187)*                         99.24%                                                               $  184,089,323

OTHER ASSETS AND LIABILITIES, NET             0.76                                                                     1,410,118
                                            ------                                                                --------------

TOTAL NET ASSETS                            100.00%                                                               $  185,499,441
                                            ------                                                                --------------

26 Wells Fargo Advantage WealthBuilder Portfolio

                         Portfolio of Investments--November 30, 2007 (Unaudited)


WEALTHBUILDER GROWTH ALLOCATION PORTFOLIO
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
^     Zero coupon bond. Interest rate presented is yield to maturity.

# All or a portion of this security is segregated as collateral for derivative investments. (See Note 2)

* Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

      The accompanying notes are an integral part of these financial statements.

Portfolio of Investments--November 30, 2007 (Unaudited)

                                Wells Fargo Advantage WealthBuilder Portfolio 27


WEALTHBUILDER EQUITY PORTFOLIO
--------------------------------------------------------------------------------

     SHARES  SECURITY NAME                                                                                            VALUE
INVESTMENT COMPANIES: 99.92%

STOCK FUNDS: 50.89%
    306,839  DWS DREMAN HIGH RETURN EQUITY FUND                                                                   $   15,449,333
    563,154  ING INTERNATIONAL VALUE FUND                                                                             12,896,222
    598,886  JOHN HANCOCK CLASSIC VALUE FUND                                                                          14,852,373
    617,548  OPPENHEIMER MAIN STREET SMALL CAP FUND                                                                   14,166,541
    775,368  T. ROWE PRICE BLUE CHIP GROWTH FUND                                                                      31,355,891
     74,631  T. ROWE PRICE INTERNATIONAL DISCOVERY FUND                                                                4,165,907
    375,711  THORNBURG INTERNATIONAL VALUE FUND                                                                       12,834,291

                                                                                                                     105,720,558
                                                                                                                  --------------
AFFILIATED STOCK FUNDS: 49.03%
  1,359,846  WELLS FARGO ADVANTAGE ENDEAVOR SELECT FUND                                                               16,005,383
        N/A  WELLS FARGO ADVANTAGE EQUITY VALUE PORTFOLIO                                                             31,287,727
        N/A  WELLS FARGO ADVANTAGE INTERNATIONAL GROWTH PORTFOLIO                                                     13,112,287
        N/A  WELLS FARGO ADVANTAGE LARGE COMPANY GROWTH PORTFOLIO                                                     15,709,357
    871,293  WELLS FARGO ADVANTAGE SMALL CAP GROWTH FUND                                                              13,069,399
        N/A  WELLS FARGO ADVANTAGE SMALL COMPANY VALUE PORTFOLIO                                                      12,657,734

                                                                                                                     101,841,887
                                                                                                                  --------------

TOTAL INVESTMENT COMPANIES (COST $182,405,890)                                                                       207,562,445
                                                                                                                  --------------
TOTAL INVESTMENTS IN SECURITIES
(COST $182,405,890)*                         99.92%                                                               $  207,562,445

OTHER ASSETS AND LIABILITIES, NET             0.08                                                                       163,249
                                            ------                                                                --------------

TOTAL NET ASSETS                            100.00%                                                               $  207,725,694
                                            ------                                                                --------------

--------------------------------------------------------------------------------

* Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

      The accompanying notes are an integral part of these financial statements.

28 Wells Fargo Advantage WealthBuilder Portfolio

                         Portfolio of Investments--November 30, 2007 (Unaudited)


WEALTHBUILDER TACTICAL EQUITY PORTFOLIO
--------------------------------------------------------------------------------

     SHARES  SECURITY NAME                                                                                            VALUE
INVESTMENT COMPANIES: 99.65%

STOCK FUNDS: 58.88%
  1,065,505  DWS DREMAN HIGH RETURN EQUITY FUND                                                                   $   53,648,156
  3,924,423  ING INTERNATIONAL VALUE FUND                                                                             89,869,278
  2,151,512  JOHN HANCOCK CLASSIC VALUE FUND                                                                          53,357,499
    423,776  OPPENHEIMER MAIN STREET SMALL CAP FUND                                                                    9,721,410
    658,983  T. ROWE PRICE BLUE CHIP GROWTH FUND                                                                      26,649,263
    521,366  T. ROWE PRICE INTERNATIONAL DISCOVERY FUND                                                               29,102,654
  2,646,574  THORNBURG INTERNATIONAL VALUE FUND                                                                       90,406,974

                                                                                                                     352,755,234
                                                                                                                  --------------
AFFILIATED STOCK FUNDS: 40.77%
  1,144,193  WELLS FARGO ADVANTAGE ENDEAVOR SELECT FUND                                                               13,467,150
        N/A  WELLS FARGO ADVANTAGE EQUITY VALUE PORTFOLIO                                                            106,727,734
        N/A  WELLS FARGO ADVANTAGE INTERNATIONAL GROWTH PORTFOLIO                                                     91,464,908
        N/A  WELLS FARGO ADVANTAGE LARGE COMPANY GROWTH PORTFOLIO                                                     13,318,329
    644,068  WELLS FARGO ADVANTAGE SMALL CAP GROWTH FUND                                                               9,661,019
        N/A  WELLS FARGO ADVANTAGE SMALL COMPANY VALUE PORTFOLIO                                                       9,629,672

                                                                                                                     244,268,812
                                                                                                                  --------------

TOTAL INVESTMENT COMPANIES (COST $545,133,030)                                                                       597,024,046
                                                                                                                  --------------
SHORT-TERM INVESTMENTS: 0.07%

MUTUAL FUNDS: 0.07%
    447,007  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~                                                                   447,007
                                                                                                                  --------------

TOTAL SHORT-TERM INVESTMENTS (COST $447,007)                                                                             447,007
                                                                                                                  --------------
TOTAL INVESTMENTS IN SECURITIES
(COST $545,580,037)*                         99.73%                                                               $  597,471,053

OTHER ASSETS AND LIABILITIES, NET             0.27                                                                     1,596,442
                                            ------                                                                --------------

TOTAL NET ASSETS                            100.00%                                                               $  599,067,495
                                            ------                                                                --------------

--------------------------------------------------------------------------------
~ This Wells Fargo Advantage Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Advantage Money Market Fund. The Fund does not pay an investment advisory fee for such investments.

* Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

      The accompanying notes are an integral part of these financial statements.

                                          THIS PAGE IS INTENTIONALLY LEFT BLANK.

30 Wells Fargo Advantage WealthBuilder Portfolio

             Statements of Assets and Liabilities--November 30, 2007 (Unaudited)


                                                                                              WealthBuilder       WealthBuilder
                                                                                               Conservative         Moderate
                                                                                                Allocation          Balanced
                                                                                                Portfolio           Portfolio
---------------------------------------------------------------------------------------------------------------------------------
ASSETS
   Investments
      In securities, at market value ....................................................   $      22,187,741   $      67,166,019
      Investments in affiliated Master Portfolios .......................................          22,889,832          53,229,651
      Investments in affiliates .........................................................          44,795,083          74,891,840
                                                                                            -------------------------------------
   Total investments at market value (see cost below) ...................................          89,872,656         195,287,510
                                                                                            -------------------------------------
   Cash .................................................................................             313,490             499,995
   Variation margin receivable on futures contracts .....................................              30,769             147,683
   Receivable for Fund shares issued ....................................................             821,192           1,883,151
   Receivable for investments sold ......................................................              20,570              96,384
   Receivables for dividends and interest ...............................................             237,242             362,112
                                                                                            -------------------------------------
Total assets ............................................................................          91,295,919         198,276,835
                                                                                            -------------------------------------

LIABILITIES
   Payable for Fund shares redeemed .....................................................             437,057             230,731
   Payable for investments purchased ....................................................             229,761             588,037
   Payable to investment advisor and affiliates (Note 3) ................................              89,960             199,879
   Accrued expenses and other liabilities ...............................................              61,988              70,691
                                                                                            -------------------------------------
Total liabilities .......................................................................             818,766           1,089,338
                                                                                            -------------------------------------
TOTAL NET ASSETS ........................................................................   $      90,477,153   $     197,187,497
                                                                                            =====================================

NET ASSETS CONSIST OF
   Paid-in capital ......................................................................   $      86,524,908   $     184,588,361
   Undistributed net investment income (loss) ...........................................              31,463             824,058
   Undistributed net realized gain (loss) on investments ................................           1,313,021           4,051,290
   Net unrealized appreciation (depreciation) of investments, foreign currencies and
      translation of assets and liabilities denominated in foreign currencies ...........           2,621,742           7,852,946
   Net unrealized appreciation (depreciation) of futures ................................             (13,981)           (129,158)
                                                                                            -------------------------------------
TOTAL NET ASSETS ........................................................................   $      90,477,153   $     197,187,497
                                                                                            =====================================

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE 1
   Maximum offering price per share 2 ...................................................   $           11.15   $           12.22
   Net asset value and offering price per share .........................................   $           10.98   $           12.04
   Net assets ...........................................................................   $      90,477,153   $     197,187,497
   Shares outstanding ...................................................................           8,238,763          16,383,288
                                                                                            -------------------------------------

Investments at cost .....................................................................   $      87,250,914   $     187,434,564
                                                                                            -------------------------------------

--------------------------------------------------------------------------------
1     Each Portfolio has an unlimited number of authorized shares.

2 Maximum offering price is computed as 100/98.50 of net asset value. On investments of $250,000 or more, the offering price is reduced.

      The accompanying notes are an integral part of these financial statements.

Statements of Assets and Liabilities--November 30, 2007 (Unaudited)

                                Wells Fargo Advantage WealthBuilder Portfolio 31


                                                                                              WealthBuilder       WealthBuilder
                                                                                                 Growth              Growth
                                                                                                Balanced           Allocation
                                                                                                Portfolio           Portfolio
---------------------------------------------------------------------------------------------------------------------------------
ASSETS
   Investments
      In securities, at market value ....................................................   $     315,009,248   $      91,841,617
      Investments in affiliated Master Portfolios .......................................         222,333,547          60,589,768
      Investments in affiliates .........................................................         139,940,298          31,657,938
                                                                                            -------------------------------------
   Total investments at market value (see cost below) ...................................         677,283,093         184,089,323
                                                                                            -------------------------------------
   Cash .................................................................................           2,054,285             529,477
   Variation margin receivable on futures contracts .....................................             833,757             230,742
   Receivable for Fund shares issued ....................................................           2,534,596             801,330
   Receivable for investments sold ......................................................           1,105,039             140,765
   Receivables for dividends and interest ...............................................             700,592             111,725
                                                                                            -------------------------------------
Total assets ............................................................................         684,511,362         185,903,362
                                                                                            -------------------------------------

LIABILITIES
   Payable for Fund shares redeemed .....................................................             611,657             150,406
   Payable for investments purchased ....................................................                   0                   0
   Payable to investment advisor and affiliates (Note 3) ................................             673,916             189,587
   Accrued expenses and other liabilities ...............................................             178,137              63,928
                                                                                            -------------------------------------
Total liabilities .......................................................................           1,463,710             403,921
                                                                                            -------------------------------------
TOTAL NET ASSETS ........................................................................   $     683,047,652   $     185,499,441
                                                                                            =====================================

NET ASSETS CONSIST OF
   Paid-in capital ......................................................................   $     588,457,359   $     167,403,292
   Undistributed net investment income (loss) ...........................................           5,093,277             430,708
   Undistributed net realized gain (loss) on investments ................................          34,868,555           7,203,388
   Net unrealized appreciation (depreciation) of investments, foreign currencies and
      translation of assets and liabilities denominated in foreign currencies ...........          55,129,176          10,443,136
   Net unrealized appreciation (depreciation) of futures ................................            (500,715)             18,917
                                                                                            -------------------------------------
TOTAL NET ASSETS ........................................................................   $     683,047,652   $     185,499,441
                                                                                            =====================================

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE 1
   Maximum offering price per share 2 ...................................................   $           13.97   $           13.99
   Net asset value and offering price per share .........................................   $           13.76   $           13.78
   Net assets ...........................................................................   $     683,047,652   $     185,499,441
   Shares outstanding ...................................................................          49,654,965          13,465,302
                                                                                            -------------------------------------

Investments at cost .....................................................................   $     622,153,917   $     173,646,187
                                                                                            -------------------------------------

                                                                                                                  WealthBuilder
                                                                                              WealthBuilder         Tactical
                                                                                                 Equity              Equity
                                                                                                Portfolio           Portfolio
---------------------------------------------------------------------------------------------------------------------------------
ASSETS
   Investments
      In securities, at market value ....................................................   $     105,720,559   $     352,755,234
      Investments in affiliated Master Portfolios .......................................          72,767,104         221,140,643
      Investments in affiliates .........................................................          29,074,782          23,575,176
                                                                                            -------------------------------------
   Total investments at market value (see cost below) ...................................         207,562,445         597,471,053
                                                                                            -------------------------------------
   Cash .................................................................................             358,047             400,000
   Variation margin receivable on futures contracts .....................................                   0                   0
   Receivable for Fund shares issued ....................................................             199,465           2,700,986
   Receivable for investments sold ......................................................              41,953                   0
   Receivables for dividends and interest ...............................................                 260               2,081
                                                                                            -------------------------------------
Total assets ............................................................................         208,162,170         600,574,120
                                                                                            -------------------------------------

LIABILITIES
   Payable for Fund shares redeemed .....................................................             191,821             358,254
   Payable for investments purchased ....................................................                   0             447,007
   Payable to investment advisor and affiliates (Note 3) ................................             215,511             578,475
   Accrued expenses and other liabilities ...............................................              29,144             122,889
                                                                                            -------------------------------------
Total liabilities .......................................................................             436,476           1,506,625
                                                                                            -------------------------------------
TOTAL NET ASSETS ........................................................................   $     207,725,694   $     599,067,495
                                                                                            =====================================

NET ASSETS CONSIST OF
   Paid-in capital ......................................................................   $     166,776,148   $     493,144,820
   Undistributed net investment income (loss) ...........................................            (496,443)          1,183,791
   Undistributed net realized gain (loss) on investments ................................          16,289,434          52,847,868
   Net unrealized appreciation (depreciation) of investments, foreign currencies and
      translation of assets and liabilities denominated in foreign currencies ...........          25,156,555          51,891,016
   Net unrealized appreciation (depreciation) of futures ................................                   0                   0
                                                                                            -------------------------------------
TOTAL NET ASSETS ........................................................................   $     207,725,694   $     599,067,495
                                                                                            =====================================

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE 1
   Maximum offering price per share 2 ...................................................   $           14.91   $           18.96
   Net asset value and offering price per share .........................................   $           14.69   $           18.68
   Net assets ...........................................................................   $     207,725,694   $     599,067,495
   Shares outstanding ...................................................................          14,142,789          32,073,589
                                                                                            -------------------------------------

Investments at cost .....................................................................   $     182,405,890   $     545,580,037
                                                                                            -------------------------------------

32 Wells Fargo Advantage WealthBuilder Portfolio

                                                      Statements of Operations--
                          For the Six Months Ended November 30, 2007 (Unaudited)


                                                                                                  WealthBuilder     WealthBuilder
                                                                                                  Conservative        Moderate
                                                                                                   Allocation         Balanced
                                                                                                    Portfolio        Portfolio
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   Dividends(1) ..............................................................................    $   1,249,859     $   2,230,031
   Dividends allocated from affiliated Master Portfolios .....................................           52,748           201,139
   Interest ..................................................................................            2,541            11,327
   Interest Income allocated from affiliated Master Portfolios ...............................          395,119           650,844
   Income from affiliated securities .........................................................            7,982            14,226
   Expenses allocated from affiliated Master Portfolios ......................................          (52,446)         (145,744)
   Waivers allocated from affiliated Master Portfolios .......................................            2,671             7,166
                                                                                                  -------------------------------
Total investment income ......................................................................        1,658,474         2,968,989
                                                                                                  -------------------------------

EXPENSES
   Advisory fees .............................................................................           77,901           170,552
   Administration fees .......................................................................          128,537           281,410
   Shareholder servicing fees (Note 3) .......................................................           97,376           213,189
   Accounting fees ...........................................................................           11,797            13,967
   Distribution fees (Note 3) ................................................................          292,130           639,568
   Professional fees .........................................................................            5,293             5,700
   Registration fees .........................................................................            4,724             7,854
   Shareholder reports .......................................................................            1,000             1,008
   Trustees' fees ............................................................................            4,478             4,478
   Other fees and expenses ...................................................................            1,025             1,625
                                                                                                  -------------------------------
Total expenses ...............................................................................          624,261         1,339,351
                                                                                                  -------------------------------

LESS
   Waived fees and reimbursed expenses (Note 3) ..............................................          (39,927)          (60,214)
   Net expenses ..............................................................................          584,334         1,279,137
                                                                                                  -------------------------------
Net investment income (loss) .................................................................        1,074,140         1,689,852
                                                                                                  -------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

NET REALIZED GAIN (LOSS) FROM
   Non-affiliated underlying funds ...........................................................          240,277           533,444
   Affilated underlying funds ................................................................            9,878            60,905
   Futures transactions ......................................................................          101,282           273,452
   Securities transactions allocated from Master Portfolios ..................................          202,575           677,092
   Options, swap agreement and short sale transactions allocated from Master Portfolios ......               (6)              (11)
                                                                                                  -------------------------------
Net realized gain (loss) from investments ....................................................          554,006         1,544,882
                                                                                                  -------------------------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF
   Non-affiliated underlying funds ...........................................................          (68,854)         (662,728)
   Affiliated underlying funds ...............................................................          856,362         1,480,201
   Futures transactions ......................................................................         (297,959)       (1,240,225)
   Securities transactions allocated from Master Portfolios ..................................          (15,654)         (769,548)
   Forwards, futures, options, swaps and short sales allocated from Master Portfolios ........           (3,893)           (6,211)
                                                                                                  -------------------------------
Net change in unrealized appreciation (depreciation) of investments ..........................          470,002        (1,198,511)
                                                                                                  -------------------------------
Net realized and unrealized gain (loss) on investments .......................................        1,024,008           346,371
                                                                                                  -------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ..............................    $   2,098,148     $   2,036,223
                                                                                                  ===============================

1 Net of foreign withholding taxes of ........................................................    $         497     $       2,102

--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

Statements of Operations--
For the Six Months Ended November 30, 2007 (Unaudited)

                                Wells Fargo Advantage WealthBuilder Portfolio 33


                                                                                                  WealthBuilder     WealthBuilder
                                                                                                      Growth            Growth
                                                                                                     Balanced        Allocation
                                                                                                    Portfolio         Portfolio
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   Dividends(1) ..............................................................................    $   5,861,006     $   1,163,457
   Dividends allocated from affiliated Master Portfolios .....................................        1,201,826           370,976
   Interest ..................................................................................           65,544            16,571
   Interest Income allocated from affiliated Master Portfolios ...............................        1,993,130           301,681
   Income from affiliated securities .........................................................           49,976            14,202
   Expenses allocated from affiliated Master Portfolios ......................................         (751,909)         (211,936)
   Waivers allocated from affiliated Master Portfolios .......................................           35,878            10,023
                                                                                                  -------------------------------
Total investment income ......................................................................        8,455,451         1,664,974
                                                                                                  -------------------------------

EXPENSES
   Advisory fees .............................................................................          652,279           167,972
   Administration fees .......................................................................        1,076,261           277,155
   Shareholder servicing fees (Note 3) .......................................................          815,349           209,966
   Accounting fees ...........................................................................           15,375            13,907
   Distribution fees (Note 3) ................................................................        2,446,047           629,897
   Professional fees .........................................................................            9,783             5,312
   Registration fees .........................................................................           10,414             7,233
   Shareholder reports .......................................................................           76,327             2,032
   Trustees' fees ............................................................................            4,478             4,478
   Other fees and expenses ...................................................................            4,007               995
                                                                                                  -------------------------------
Total expenses ...............................................................................        5,110,320         1,318,947
                                                                                                  -------------------------------

LESS
   Waived fees and reimbursed expenses (Note 3) ..............................................         (218,226)          (59,154)
   Net expenses ..............................................................................        4,892,094         1,259,793
                                                                                                  -------------------------------
Net investment income (loss) .................................................................        3,563,357           405,181
                                                                                                  -------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

NET REALIZED GAIN (LOSS) FROM
   Non-affiliated underlying funds ...........................................................        6,609,129         1,223,820
   Affilated underlying funds ................................................................          813,078           229,967
   Futures transactions ......................................................................        2,928,373           471,832
   Securities transactions allocated from Master Portfolios ..................................        6,465,652         1,187,355
   Options, swap agreement and short sale transactions allocated from Master Portfolios ......              (31)               (5)
                                                                                                  -------------------------------
Net realized gain (loss) from investments ....................................................       16,816,201         3,112,969
                                                                                                  -------------------------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF
   Non-affiliated underlying funds ...........................................................      (10,563,467)       (2,641,581)
   Affiliated underlying funds ...............................................................        3,149,778           568,148
   Futures transactions ......................................................................       (7,967,691)       (1,649,546)
   Securities transactions allocated from Master Portfolios ..................................       (9,472,384)       (2,385,926)
   Forwards, futures, options, swaps and short sales allocated from Master Portfolios ........          (18,070)           (2,797)
                                                                                                  -------------------------------
Net change in unrealized appreciation (depreciation) of investments ..........................      (24,871,834)       (6,111,702)
                                                                                                  -------------------------------
Net realized and unrealized gain (loss) on investments .......................................       (8,055,633)       (2,998,733)
                                                                                                  -------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ..............................    $  (4,492,276)    $  (2,593,552)
                                                                                                  ===============================

1 Net of foreign withholding taxes of ........................................................    $      13,726     $       4,164

                                                                                                                    WealthBuilder
                                                                                                  WealthBuilder       Tactical
                                                                                                      Equity           Equity
                                                                                                    Portfolio         Portfolio
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   Dividends(1) ..............................................................................    $     750,281     $   4,529,303
   Dividends allocated from affiliated Master Portfolios .....................................          599,171         1,600,620
   Interest ..................................................................................                5                (4)
   Interest Income allocated from affiliated Master Portfolios ...............................                0                 0
   Income from affiliated securities .........................................................           10,142            22,012
   Expenses allocated from affiliated Master Portfolios ......................................         (311,303)         (951,064)
   Waivers allocated from affiliated Master Portfolios .......................................           14,277            47,117
                                                                                                  -------------------------------
Total investment income ......................................................................        1,062,573         5,247,984
                                                                                                  -------------------------------

EXPENSES
   Advisory fees .............................................................................          210,349           556,817
   Administration fees .......................................................................          347,076           918,748
   Shareholder servicing fees (Note 3) .......................................................          262,936           696,021
   Accounting fees ...........................................................................            4,959            13,109
   Distribution fees (Note 3) ................................................................          788,808         2,088,064
   Professional fees .........................................................................            6,612             6,261
   Registration fees .........................................................................            8,285             7,295
   Shareholder reports .......................................................................           11,520            65,287
   Trustees' fees ............................................................................            4,478             4,478
   Other fees and expenses ...................................................................            1,999             2,900
                                                                                                  -------------------------------
Total expenses ...............................................................................        1,647,022         4,358,980
                                                                                                  -------------------------------

LESS
   Waived fees and reimbursed expenses (Note 3) ..............................................          (69,404)         (182,852)
   Net expenses ..............................................................................        1,577,618         4,176,128
                                                                                                  -------------------------------
Net investment income (loss) .................................................................         (515,045)        1,071,856
                                                                                                  -------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

NET REALIZED GAIN (LOSS) FROM
   Non-affiliated underlying funds ...........................................................        2,339,573        11,839,106
   Affilated underlying funds ................................................................          277,161            30,252
   Futures transactions ......................................................................                0                 0
   Securities transactions allocated from Master Portfolios ..................................        3,241,235        11,279,604
   Options, swap agreement and short sale transactions allocated from Master Portfolios ......                0                 0
                                                                                                  -------------------------------
Net realized gain (loss) from investments ....................................................        5,857,969        23,148,962
                                                                                                  -------------------------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF
   Non-affiliated underlying funds ...........................................................       (6,197,833)      (18,286,062)
   Affiliated underlying funds ...............................................................          423,259           524,889
   Futures transactions ......................................................................                0                 0
   Securities transactions allocated from Master Portfolios ..................................       (5,607,215)       (7,385,914)
   Forwards, futures, options, swaps and short sales allocated from Master Portfolios ........                0                 0
                                                                                                  -------------------------------
Net change in unrealized appreciation (depreciation) of investments ..........................      (11,381,789)      (25,147,087)
                                                                                                  -------------------------------
Net realized and unrealized gain (loss) on investments .......................................       (5,523,820)       (1,998,125)
                                                                                                  -------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ..............................    $  (6,038,865)    $    (926,269)
                                                                                                  ===============================

1 Net of foreign withholding taxes of ........................................................    $       7,629     $      47,899

34 Wells Fargo Advantage WealthBuilder Portfolio

                                             Statements of Changes in Net Assets


                                                                                                     WEALTHBUILDER CONSERVATIVE
                                                                                                        ALLOCATION PORTFOLIO
                                                                                                  ---------------------------------
                                                                                                      For the
                                                                                                  Six Months Ended        For the
                                                                                                  November 30, 2007     Year Ended
                                                                                                     (Unaudited)       May 31, 2007
-----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   Beginning Net Assets ......................................................................      $ 70,051,303      $  40,290,383

OPERATIONS
   Net investment income (loss) ..............................................................         1,074,140          1,482,927
   Net realized gain (loss) on investments ...................................................           554,006            990,499
   Net change in unrealized appreciation (depreciation) of investments .......................           470,002          2,254,529
                                                                                                    -------------------------------
Net increase (decrease) in net assets resulting from operations ..............................         2,098,148          4,727,955
                                                                                                    -------------------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM
   Net investment income .....................................................................        (1,067,876)        (1,497,824)
Net realized gain on sales of investments ....................................................                 0           (346,177)
                                                                                                    -------------------------------
Total distributions to shareholders ..........................................................        (1,067,876)        (1,844,001)
                                                                                                    -------------------------------

CAPITAL SHARES TRANSACTIONS
   Proceeds from shares sold .................................................................        27,899,543         42,565,130
   Reinvestment of distributions .............................................................           969,915          1,644,153
   Cost of shares redeemed ...................................................................        (9,473,880)       (17,332,317)
                                                                                                    -------------------------------
Net increase (decrease) in net assets resulting from capital share transactions - Total ......        19,395,578         26,876,966
                                                                                                    -------------------------------
NET INCREASE (DECREASE) IN NET ASSETS ........................................................        20,425,850         29,760,920
                                                                                                    ================================
ENDING NET ASSETS ............................................................................      $ 90,477,153      $  70,051,303
                                                                                                    ================================
SHARES ISSUED AND REDEEMED
   Shares sold ...............................................................................         2,561,401          4,042,343
   Shares issued in reinvestment of distributions ............................................            89,316            155,130
   Shares redeemed ...........................................................................          (872,820)        (1,644,177)
                                                                                                    -------------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM CAPITAL SHARE TRANSACTIONS ......         1,777,897          2,553,296
                                                                                                    ================================

Ending balance of undistributed net investment income (loss) .................................      $     31,463      $      25,199
                                                                                                    -------------------------------

--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets

                                Wells Fargo Advantage WealthBuilder Portfolio 35


                                                                                                      WEALTHBUILDER MODERATE
                                                                                                        BALANCED PORTFOLIO
                                                                                                  ---------------------------------
                                                                                                      For the
                                                                                                  Six Months Ended        For the
                                                                                                  November 30, 2007     Year Ended
                                                                                                     (Unaudited)       May 31, 2007
-----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   Beginning Net Assets ......................................................................      $ 145,929,762     $  69,825,821

OPERATIONS
   Net investment income (loss) ..............................................................          1,689,852         2,064,445
   Net realized gain (loss) on investments ...................................................          1,544,882         2,615,817
   Net change in unrealized appreciation (depreciation) of investments .......................         (1,198,511)        8,491,478
                                                                                                    -------------------------------
 Net increase (decrease) in net assets resulting from operations .............................          2,036,223        13,171,740
                                                                                                    -------------------------------

 DISTRIBUTIONS TO SHAREHOLDERS FROM
   Net investment income .....................................................................         (1,317,204)       (1,820,749)
   Net realized gain on sales of investments .................................................                  0        (1,028,588)
                                                                                                    -------------------------------
 Total distributions to shareholders .........................................................         (1,317,204)       (2,849,337)
                                                                                                    -------------------------------

 CAPITAL SHARES TRANSACTIONS
   Proceeds from shares sold .................................................................         62,390,316        79,215,414
   Reinvestment of distributions .............................................................          1,270,582         2,743,647
   Cost of shares redeemed ...................................................................        (13,122,182)      (16,177,523)
                                                                                                    -------------------------------
 Net increase (decrease) in net assets resulting from capital share transactions - Total .....         50,538,716        65,781,538
                                                                                                    -------------------------------
 NET INCREASE (DECREASE) IN NET ASSETS .......................................................         51,257,735        76,103,941
                                                                                                    ===============================
 ENDING NET ASSETS ...........................................................................      $ 197,187,497     $ 145,929,762
                                                                                                    ===============================
 SHARES ISSUED AND REDEEMED
   Shares sold ...............................................................................          5,212,614         6,971,358
   Shares issued in reinvestment of distributions ............................................            106,402           241,410
   Shares redeemed ...........................................................................         (1,096,379)       (1,426,133)
                                                                                                    -------------------------------
 NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM CAPITAL SHARE TRANSACTIONS .....          4,222,637         5,786,635
                                                                                                    ===============================

 Ending balance of undistributed net investment income (loss) ................................      $     824,058     $     451,410
                                                                                                    -------------------------------

                                                                                                        WEALTHBUILDER GROWTH
                                                                                                         BALANCED PORTFOLIO
                                                                                                  ---------------------------------
                                                                                                      For the
                                                                                                  Six Months Ended        For the
                                                                                                  November 30, 2007     Year Ended
                                                                                                     (Unaudited)       May 31, 2007
-----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   Beginning Net Assets ......................................................................      $ 620,020,196     $ 449,305,685

OPERATIONS
   Net investment income (loss) ..............................................................          3,563,357         6,142,135
   Net realized gain (loss) on investments ...................................................         16,816,201        22,418,178
   Net change in unrealized appreciation (depreciation) of investments .......................        (24,871,834)       58,955,048
                                                                                                    -------------------------------
Net increase (decrease) in net assets resulting from operations ..............................         (4,492,276)       87,515,361
                                                                                                    -------------------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM
   Net investment income .....................................................................                  0        (5,240,356)
   Net realized gain on sales of investments .................................................                  0       (23,813,924)
                                                                                                    -------------------------------
Total distributions to shareholders ..........................................................                  0       (29,054,280)
                                                                                                    -------------------------------

CAPITAL SHARES TRANSACTIONS
   Proceeds from shares sold .................................................................        115,158,045       176,201,304
   Reinvestment of distributions .............................................................              4,533        28,272,013
   Cost of shares redeemed ...................................................................        (47,642,846)      (92,219,887)
                                                                                                    -------------------------------
Net increase (decrease) in net assets resulting from capital share transactions - Total ......         67,519,732       112,253,430
                                                                                                    -------------------------------
NET INCREASE (DECREASE) IN NET ASSETS ........................................................         63,027,456       170,714,511
                                                                                                    ===============================
ENDING NET ASSETS ............................................................................      $ 683,047,652     $ 620,020,196
                                                                                                    ===============================
SHARES ISSUED AND REDEEMED
   Shares sold ...............................................................................          8,354,990        13,634,994
   Shares issued in reinvestment of distributions ............................................                353         2,196,734
   Shares redeemed ...........................................................................         (3,472,271)       (7,146,457)
                                                                                                    -------------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM CAPITAL SHARE TRANSACTIONS ......          4,883,072         8,685,271
                                                                                                    ===============================

Ending balance of undistributed net investment income (loss) .................................      $   5,093,277     $   1,529,920
                                                                                                    -------------------------------

36 Wells Fargo Advantage WealthBuilder Portfolio

                                             Statements of Changes in Net Assets


                                                                                                       WEALTHBUILDER GROWTH
                                                                                                       ALLOCATION PORTFOLIO
                                                                                                ---------------------------------
                                                                                                     For the
                                                                                                 Six Months Ended      For the
                                                                                                November 30, 2007     Year Ended
                                                                                                   (Unaudited)       May 31, 2007
---------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   Beginning Net Assets .....................................................................     $ 148,308,630     $  68,042,382

OPERATIONS
   Net investment income (loss) .............................................................           405,181           650,659
   Net realized gain (loss) on investments ..................................................         3,112,969         4,008,298
   Net change in unrealized appreciation (depreciation) of investments ......................        (6,111,702)       15,385,226
                                                                                                  -------------------------------
Net increase (decrease) in net assets resulting from operations .............................        (2,593,552)       20,044,183
                                                                                                  -------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM
   Net investment income ....................................................................                 0          (576,606)
   Net realized gain on sales of investments ................................................                 0        (1,425,631)
                                                                                                  -------------------------------
Total distributions to shareholders .........................................................                 0        (2,002,237)
                                                                                                  -------------------------------
CAPITAL SHARES TRANSACTIONS
   Proceeds from shares sold ................................................................        52,786,217        80,840,329
   Reinvestment of distributions ............................................................            (9,341)        1,977,097
   Cost of shares redeemed ..................................................................       (12,992,513)      (20,593,124)
                                                                                                  -------------------------------
Net increase (decrease) in net assets resulting from capital share transactions - Total .....        39,784,363        62,224,302
                                                                                                  -------------------------------
NET INCREASE (DECREASE) IN NET ASSETS .......................................................        37,190,811        80,266,248
                                                                                                  ===============================
ENDING NET ASSETS ...........................................................................     $ 185,499,441     $ 148,308,630
                                                                                                  ===============================
SHARES ISSUED AND REDEEMED
   Shares sold ..............................................................................         3,810,815         6,382,073
   Shares issued in reinvestment of distributions ...........................................              (725)          153,499
   Shares redeemed ..........................................................................          (942,969)       (1,638,890)
                                                                                                  -------------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM CAPITAL SHARE TRANSACTIONS .....         2,867,121         4,896,682
                                                                                                  ===============================

Ending balance of undistributed net investment income (loss) ................................     $     430,708     $      25,527
                                                                                                  -------------------------------

--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets

                                Wells Fargo Advantage WealthBuilder Portfolio 37


                                                                                                  WEALTHBUILDER EQUITY PORTFOLIO
                                                                                                ---------------------------------
                                                                                                     For the
                                                                                                 Six Months Ended      For the
                                                                                                November 30, 2007     Year Ended
                                                                                                   (Unaudited)       May 31, 2007
---------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   Beginning Net Assets .....................................................................     $ 207,400,989     $ 154,908,527

OPERATIONS
   Net investment income (loss) .............................................................          (515,045)         (248,667)
   Net realized gain (loss) on investments ..................................................         5,857,969        10,262,740
   Net change in unrealized appreciation (depreciation) of investments ......................       (11,381,789)       24,246,444
                                                                                                  -------------------------------
Net increase (decrease) in net assets resulting from operations .............................        (6,038,865)       34,260,517
                                                                                                  -------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM
   Net investment income ....................................................................                 0                 0
   Net realized gain on sales of investments ................................................                 0        (6,509,857)
                                                                                                  -------------------------------
Total distributions to shareholders .........................................................                 0        (6,509,857)
                                                                                                  -------------------------------
CAPITAL SHARES TRANSACTIONS
   Proceeds from shares sold ................................................................        23,207,224        51,856,217
   Reinvestment of distributions ............................................................                 0         6,299,196
   Cost of shares redeemed ..................................................................       (16,843,654)      (33,413,611)
                                                                                                  -------------------------------
Net increase (decrease) in net assets resulting from capital share transactions - Total .....         6,363,570        24,741,802
                                                                                                  -------------------------------
NET INCREASE (DECREASE) IN NET ASSETS .......................................................           324,705        52,492,462
                                                                                                  ===============================
ENDING NET ASSETS ...........................................................................     $ 207,725,694     $ 207,400,989
                                                                                                  ===============================
SHARES ISSUED AND REDEEMED
   Shares sold ..............................................................................         1,557,677         3,793,794
   Shares issued in reinvestment of distributions ...........................................                 0           454,487
   Shares redeemed ..........................................................................        (1,138,282)       (2,441,062)
                                                                                                  -------------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM CAPITAL SHARE TRANSACTIONS .....           419,395         1,807,219
                                                                                                  ===============================

Ending balance of undistributed net investment income (loss) ................................     $    (496,443)    $      18,602
                                                                                                  -------------------------------

                                                                                                      WEALTHBUILDER TACTICAL
                                                                                                         EQUITY PORTFOLIO
                                                                                                ---------------------------------
                                                                                                     For the
                                                                                                 Six Months Ended      For the
                                                                                                November 30, 2007     Year Ended
                                                                                                   (Unaudited)       May 31, 2007
---------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   Beginning Net Assets .....................................................................     $ 513,946,848     $ 269,224,928

OPERATIONS
   Net investment income (loss) .............................................................         1,071,856           299,131
   Net realized gain (loss) on investments ..................................................        23,148,962        28,950,905
   Net change in unrealized appreciation (depreciation) of investments ......................       (25,147,087)       52,150,172
                                                                                                  -------------------------------
Net increase (decrease) in net assets resulting from operations .............................          (926,269)       81,400,208
                                                                                                  -------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM
   Net investment income ....................................................................                 0           (40,795)
   Net realized gain on sales of investments ................................................                 0        (6,924,448)
                                                                                                  -------------------------------
Total distributions to shareholders .........................................................                 0        (6,965,243)
                                                                                                  -------------------------------
CAPITAL SHARES TRANSACTIONS
   Proceeds from shares sold ................................................................       121,258,667       217,400,532
   Reinvestment of distributions ............................................................                 0         6,797,786
   Cost of shares redeemed ..................................................................       (35,211,751)      (53,911,363)
                                                                                                  -------------------------------
Net increase (decrease) in net assets resulting from capital share transactions - Total .....        86,046,916       170,286,955
                                                                                                  -------------------------------
NET INCREASE (DECREASE) IN NET ASSETS .......................................................        85,120,647       244,721,920
                                                                                                  ===============================
ENDING NET ASSETS ...........................................................................     $ 599,067,495     $ 513,946,848
                                                                                                  ===============================
SHARES ISSUED AND REDEEMED
   Shares sold ..............................................................................         6,529,608        12,869,202
   Shares issued in reinvestment of distributions ...........................................                 0           397,764
   Shares redeemed ..........................................................................        (1,904,380)       (3,209,155)
                                                                                                  -------------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM CAPITAL SHARE TRANSACTIONS .....         4,625,228        10,057,811
                                                                                                  ===============================

Ending balance of undistributed net investment income (loss) ................................     $   1,183,791     $     111,935
                                                                                                  -------------------------------

38 Wells Fargo Advantage WealthBuilder Portfolio            Financial Highlights


                                                        Beginning                    Net Realized    Distributions
                                                        Net Asset        Net        and Unrealized      from Net      Distributions
                                                        Value Per     Investment      Gain (Loss)      Investment       from Net
                                                          Share     Income (Loss)   on Investments       Income      Realized Gains
-----------------------------------------------------------------------------------------------------------------------------------
WEALTHBUILDER CONSERVATIVE ALLOCATION PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------------
June 1, 2007 to November 30, 2007 (Unaudited) .......    $ 10.84         0.15            0.14            (0.15)           0.00
June 1, 2006 to May 31, 2007 ........................    $ 10.31         0.27            0.60            (0.28)          (0.06)
June 1, 2005 to May 31, 2006 ........................    $ 10.21         0.21            0.11            (0.21)          (0.01)
September 30, 2004 5 to May 31, 2005 ................    $ 10.00         0.07            0.20            (0.06)           0.00

WEALTHBUILDER MODERATE BALANCED PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------------
June 1, 2007 to November 30, 2007 (Unaudited) .......    $ 12.00         0.11            0.03            (0.10)           0.00
June 1, 2006 to May 31, 2007 ........................    $ 10.95         0.21            1.15            (0.20)          (0.11)
June 1, 2005 to May 31, 2006 ........................    $ 10.42         0.14            0.54            (0.13)          (0.02)
September 30, 2004 5 to May 31, 2005 ................    $ 10.00         0.04            0.40            (0.02)           0.00

WEALTHBUILDER GROWTH BALANCED PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------------
June 1, 2007 to November 30, 2007 (Unaudited) .......    $ 13.85         0.07           (0.16)            0.00            0.00
June 1, 2006 to May 31, 2007 ........................    $ 12.45         0.14            1.99            (0.13)          (0.60)
June 1, 2005 to May 31, 2006 ........................    $ 11.76         0.15            1.12            (0.14)          (0.44)
June 1, 2004 to May 31, 2005 ........................    $ 11.15         0.10            0.61            (0.10)           0.00
June 1, 2003 to May 31, 2004 ........................    $  9.68         0.08            1.52            (0.13)           0.00
June 1, 2002 to May 31, 2003 ........................    $ 10.63         0.08           (0.95)           (0.08)           0.00

WEALTHBUILDER GROWTH ALLOCATION PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------------
June 1, 2007 to November 30, 2007 (Unaudited) .......    $ 13.99         0.03           (0.24)            0.00            0.00
June 1, 2006 to May 31, 2007 ........................    $ 11.93         0.08            2.23            (0.07)          (0.18)
June 1, 2005 to May 31, 2006 ........................    $ 10.70         0.02            1.30            (0.03)          (0.06)
September 30, 2004 5 to May 31, 2005 ................    $ 10.00         0.00            0.73            (0.03)           0.00

WEALTHBUILDER EQUITY PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------------
June 1, 2007 to November 30, 2007 (Unaudited) .......    $ 15.11        (0.04)          (0.38)            0.00            0.00
June 1, 2006 to May 31, 2007 ........................    $ 13.00        (0.02)           2.64             0.00           (0.51)
June 1, 2005 to May 31, 2006 ........................    $ 11.44        (0.04)           1.60             0.00            0.00
June 1, 2004 to May 31, 2005 ........................    $ 10.56        (0.06)           0.94             0.00            0.00
June 1, 2003 to May 31, 2004 ........................    $  8.79        (0.06)           1.83             0.00            0.00
June 1, 2002 to May 31, 2003 ........................    $ 10.12        (0.08)          (1.25)            0.00            0.00

WEALTHBUILDER TACTICAL EQUITY PORTFOLIO
-----------------------------------------------------------------------------------------------------------------------------------
June 1, 2007 to November 30, 2007 (Unaudited) .......    $ 18.72         0.04           (0.08)           (0.00)           0.00
June 1, 2006 to May 31, 2007 ........................    $ 15.48         0.02            3.54             0.00 10        (0.32)
June 1, 2005 to May 31, 2006 ........................    $ 13.01        (0.04)           2.51             0.00            0.00
June 1, 2004 to May 31, 2005 ........................    $ 11.84        (0.03)           1.32             0.00            0.00
June 1, 2003 to May 31, 2004 ........................    $  9.42        (0.04)           2.46             0.00            0.00
June 1, 2002 to May 31, 2003 ........................    $ 11.14        (0.08)          (1.64)            0.00            0.00

--------------------------------------------------------------------------------
1 During each period, various fees and expenses were waived and reimbursed as indicated. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements (Note
      3).

2     These ratios do not include expenses from the Underlying Funds.

3 Total return calculations do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the periods shown. Returns for periods less than one year are not annualized.

4 Total return would have been 16.26%, had the payments from the Advisor not been included.

5     Commencement of operations.

6 Portfolio Turnover rates presented for periods of less than one year are not annualized.

7 Portfolio turnover ratio (excluding TBAs) for WealthBuilder Conservative Allocation Portfolio is 133%; for WealthBuilder Moderate Balanced Portfolio is 105%; for WealthBuilder Growth Balanced Portfolio is 105%; for WealthBuilder Growth Allocation Portfolio is 89%.

8 Portfolio turnover ratio (excluding TBAs) for WealthBuilder Conservative Allocation Portfolio is 120%; for WealthBuilder Moderate Balanced Portfolio is 96%; for WealthBuilder Growth Balanced Portfolio is 99%; for WealthBuilder Growth Allocation Portfolio is 71%.

9 Portfolio turnover ratio (excluding TBAs) for WealthBuilder Conservative Allocation Portfolio is 44%; for WealthBuilder Moderate Balanced Portfolio is 36%; for WealthBuilder Growth Balanced Portfolio is 36%; for WealthBuilder Growth Allocation Portfolio is 29%.

10    Amount calculated is less than $0.005.

The accompanying notes are an integral part of these financial statements.

Financial Highlights            Wells Fargo Advantage WealthBuilder Portfolio 39


                                                                           Ending      Ratio to Average Net Assets (Annualized) 1
                                                     Distributions in    Net Asset  ------------------------------------------------
                                                        Exceess of       Value Per  Net Investment     Gross    Expenses      Net
                                                  Net Investment Income    Share     Income (Loss)  Expenses 2  Waived 2  Expenses 2
------------------------------------------------------------------------------------------------------------------------------------
WEALTHBUILDER CONSERVATIVE ALLOCATION PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------
June 1, 2007 to November 30, 2007 (Unaudited) ...          0.00           $ 10.98        2.75%         1.60%     (0.10)%     1.50%
June 1, 2006 to May 31, 2007 ....................          0.00           $ 10.84        2.67%         1.60%     (0.10)%     1.50%
June 1, 2005 to May 31, 2006 ....................          0.00           $ 10.31        2.30%         1.62%     (0.12)%     1.50%
September 30, 2004 5 to May 31, 2005 ............          0.00           $ 10.21        1.64%         2.79%     (1.29)%     1.50%

WEALTHBUILDER MODERATE BALANCED PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------
June 1, 2007 to November 30, 2007 (Unaudited) ...          0.00           $ 12.04        1.98%         1.57%     (0.07)%     1.50%
June 1, 2006 to May 31, 2007 ....................          0.00           $ 12.00        2.00%         1.56%     (0.06)%     1.50%
June 1, 2005 to May 31, 2006 ....................          0.00           $ 10.95        1.60%         1.60%     (0.10)%     1.50%
September 30, 2004 5 to May 31, 2005 ............          0.00           $ 10.42        0.85%         2.48%     (0.98)%     1.50%

WEALTHBUILDER GROWTH BALANCED PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------
June 1, 2007 to November 30, 2007 (Unaudited) ...          0.00           $ 13.76        1.09%         1.56%     (0.06)%     1.50%
June 1, 2006 to May 31, 2007 ....................          0.00           $ 13.85        1.18%         1.53%     (0.03)%     1.50%
June 1, 2005 to May 31, 2006 ....................          0.00           $ 12.45        1.13%         1.53%     (0.03)%     1.50%
June 1, 2004 to May 31, 2005 ....................          0.00           $ 11.76        0.90%         1.45%     (0.04)%     1.41%
June 1, 2003 to May 31, 2004 ....................          0.00           $ 11.15        0.75%         1.21%      0.00%      1.21%
June 1, 2002 to May 31, 2003 ....................          0.00           $  9.68        0.93%         1.14%      0.00%      1.14%

WEALTHBUILDER GROWTH ALLOCATION PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------
June 1, 2007 to November 30, 2007 (Unaudited) ...          0.00           $ 13.78        0.48%         1.57%     (0.07)%     1.50%
June 1, 2006 to May 31, 2007 ....................          0.00           $ 13.99        0.64%         1.58%     (0.08)%     1.50%
June 1, 2005 to May 31, 2006 ....................          0.00           $ 11.93        0.08%         1.63%     (0.13)%     1.50%
September 30, 2004 5 to May 31, 2005 ............          0.00           $ 10.70       (0.80)%        2.91%     (1.41)%     1.50%

WEALTHBUILDER EQUITY PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------
June 1, 2007 to November 30, 2007 (Unaudited) ...          0.00           $ 14.69       (0.49)%        1.56%     (0.06)%     1.50%
June 1, 2006 to May 31, 2007 ....................          0.00           $ 15.11       (0.14)%        1.58%     (0.08)%     1.50%
June 1, 2005 to May 31, 2006 ....................          0.00           $ 13.00       (0.34)%        1.59%     (0.09)%     1.50%
June 1, 2004 to May 31, 2005 ....................          0.00           $ 11.44       (0.64)%        1.48%     (0.06)%     1.42%
June 1, 2003 to May 31, 2004 ....................          0.00           $ 10.56       (0.74)%        1.24%     (0.01)%     1.23%
June 1, 2002 to May 31, 2003 ....................          0.00           $  8.79       (0.90)%        1.29%     (0.04)%     1.25%

WEALTHBUILDER TACTICAL EQUITY PORTFOLIO
------------------------------------------------------------------------------------------------------------------------------------
June 1, 2007 to November 30, 2007 (Unaudited) ...          0.00           $ 18.68        0.38%         1.56%     (0.06)%     1.50%
June 1, 2006 to May 31, 2007 ....................          0.00           $ 18.72        0.08%         1.56%     (0.06)%     1.50%
June 1, 2005 to May 31, 2006 ....................          0.00           $ 15.48       (0.30)%        1.55%     (0.05)%     1.50%
June 1, 2004 to May 31, 2005 ....................         (0.12)          $ 13.01       (0.50)%        1.47%     (0.05)%     1.42%
June 1, 2003 to May 31, 2004 ....................          0.00           $ 11.84       (0.42)%        1.23%     (0.01)%     1.22%
June 1, 2002 to May 31, 2003 ....................          0.00           $  9.42       (0.82)%        1.26%     (0.01)%     1.25%

                                                                   Portfolio    Net Assets at
                                                          Total     Turnover    End of Period
                                                        Return 3      Rate     (000's omitted)
----------------------------------------------------------------------------------------------
WEALTHBUILDER CONSERVATIVE ALLOCATION PORTFOLIO
----------------------------------------------------------------------------------------------
June 1, 2007 to November 30, 2007 (Unaudited) .......     2.68%       58% 9          $  90,486
June 1, 2006 to May 31, 2007 ........................     8.58%      190% 8          $  70,051
June 1, 2005 to May 31, 2006 ........................     3.29%      163% 7          $  40,290
September 30, 2004 5 to May 31, 2005 ................     2.71%        9% 6          $  15,162

WEALTHBUILDER MODERATE BALANCED PORTFOLIO
----------------------------------------------------------------------------------------------
June 1, 2007 to November 30, 2007 (Unaudited) .......     1.15%       47% 9          $ 197,209
June 1, 2006 to May 31, 2007 ........................    12.66%      149% 8          $ 145,930
June 1, 2005 to May 31, 2006 ........................     6.62%      152% 7          $  69,826
September 30, 2004 5 to May 31, 2005 ................     4.41%       16% 6          $  19,919

WEALTHBUILDER GROWTH BALANCED PORTFOLIO
----------------------------------------------------------------------------------------------
June 1, 2007 to November 30, 2007 (Unaudited) .......    (0.65)%      44% 9          $ 683,142
June 1, 2006 to May 31, 2007 ........................    17.58%      143% 8          $ 620,020
June 1, 2005 to May 31, 2006 ........................    10.88%      139% 7          $ 449,306
June 1, 2004 to May 31, 2005 ........................     6.37%       98%            $ 355,582
June 1, 2003 to May 31, 2004 ........................    16.52% 4     96%            $ 260,922
June 1, 2002 to May 31, 2003 ........................    (8.10)%      48%            $ 162,229

WEALTHBUILDER GROWTH ALLOCATION PORTFOLIO
----------------------------------------------------------------------------------------------
June 1, 2007 to November 30, 2007 (Unaudited) .......    (1.50)%      34% 9          $ 185,526
June 1, 2006 to May 31, 2007 ........................    19.51%       95% 8          $ 148,309
June 1, 2005 to May 31, 2006 ........................    12.27%      108% 7          $  68,042
September 30, 2004 5 to May 31, 2005 ................     7.25%       28% 6          $  15,255

WEALTHBUILDER EQUITY PORTFOLIO
----------------------------------------------------------------------------------------------
June 1, 2007 to November 30, 2007 (Unaudited) .......    (2.78)%      17%            $ 207,757
June 1, 2006 to May 31, 2007 ........................    20.54%       43% 8          $ 207,401
June 1, 2005 to May 31, 2006 ........................    13.64%       70%            $ 154,909
June 1, 2004 to May 31, 2005 ........................     8.33%       92%            $ 118,581
June 1, 2003 to May 31, 2004 ........................    20.14%      101%            $  87,885
June 1, 2002 to May 31, 2003 ........................   (13.14)%      30%            $  46,370

WEALTHBUILDER TACTICAL EQUITY PORTFOLIO
----------------------------------------------------------------------------------------------
June 1, 2007 to November 30, 2007 (Unaudited) .......    (0.21)%      23%            $ 599,121
June 1, 2006 to May 31, 2007 ........................    23.20%       50% 8          $ 513,947
June 1, 2005 to May 31, 2006 ........................    18.99%       76%            $ 269,225
June 1, 2004 to May 31, 2005 ........................    10.89%      110%            $ 165,325
June 1, 2003 to May 31, 2004 ........................    25.69%      121%            $ 105,829
June 1, 2002 to May 31, 2003 ........................   (15.44)%       7%            $  72,450

40 Wells Fargo Advantage WealthBuilder Portfolio   Notes to Financial Statements


1. ORGANIZATION

Wells Fargo Funds Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series management investment company. The Trust commenced operations on November 8, 1999, and at November 30, 2007, was comprised of 113 separate series (each, a "Fund", collectively, the "Funds"). These financial statements present the WealthBuilder Conservative Allocation Portfolio, WealthBuilder Moderate Balanced Portfolio, WealthBuilder Growth Balanced Portfolio, WealthBuilder Growth Allocation Portfolio, WealthBuilder Equity Portfolio (formerly named WealthBuilder Growth & Income Portfolio), and WealthBuilder Tactical Equity Portfolio (formerly named WealthBuilder Growth Portfolio). Each Fund is a diversified series of the Trust.

The Funds each seek to achieve their investment objectives by allocating their assets across asset classes of stocks, bonds and money market instruments by investing in a number of affiliated and non-affiliated funds ("Underlying Funds"). The Underlying Funds incur separate expenses in seeking to achieve their investment objectives. The financial statements and financial highlights for the Underlying Funds are presented in separate financial statements and may be obtained from Wells Fargo Investor Services or from the servicing agent of the non-affiliated funds.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Trust, are in conformity with accounting principles generally accepted in the United States of America ("GAAP") for investment companies.

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Certain Underlying Funds of the Trust may invest a substantial portion of their assets in an industry, sector or foreign country as is discussed in the applicable Performance Highlights for those underlying Funds. Such underlying Funds may be more affected by changes in that industry, sector or foreign country than they would be absent the concentration of investments.

In the normal course of business, the Trust may enter into contracts that provide certain indemnifications. The Trust's maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

SECURITY VALUATION

Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price. Securities listed on The NASDAQ Stock Market, Inc. ("NASDAQ") are valued at the NASDAQ Official Closing Price ("NOCP"), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on NASDAQ, the bid price will be used. In the absence of any sale of such securities listed on the NASDAQ, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the price will be deemed "stale" and the valuations will be determined in accordance with the Funds' Fair Valuation Procedures. Investments in the Underlying Funds are valued at the closing net asset value per share of each Underlying Fund on the valuation date.

Securities denominated in foreign currencies are translated into U.S. dollars using the closing rates of exchange in effect on the day of valuation.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign investments are traded but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of the investments, then those investments are fair valued following procedures approved by the Board of Trustees. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Depending on market activity, such fair valuations may be frequent. In light of the judgment involved in fair value decisions, there can be no assurance that a fair value assigned to a particular security is accurate. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or latest quoted bid price.

Notes to Financial Statements   Wells Fargo Advantage WealthBuilder Portfolio 41


Debt securities maturing in 60 days or less generally are valued at amortized cost. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value.

Investments which are not valued using any of the methods discussed above are valued at their fair value as determined by procedures established in good faith and approved by the Board of Trustees.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the interest method.

Each Fund records its pro rata share of the Master Portfolio's net investment income, and realized and unrealized gain and loss daily.

Dividend income and realized gain distributions are recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Fund is informed of the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

Capital gain distributions from underlying funds are treated as realized gains.

DISTRIBUTIONS TO SHAREHOLDERS

Net investment income, if any, is declared and distributed to shareholders annually. Distributions to shareholders from net realized capital gains, if any, are declared and distributed at least annually.

For federal income tax purposes, a Fund may designate as capital gains distributions the earnings and profits distributed to shareholders on the redemption of fund shares during the year.

Distributions are based on amounts calculated in accordance with the applicable federal income tax regulations, which may differ from GAAP. The timing and character of distributions made during the period from net investment income or net realized gains may also differ from their ultimate characterization for federal income tax purposes. To the extent that these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment. Temporary differences do not require reclassifications.

FEDERAL INCOME TAXES

Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund of the Trust to continue to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code (the "Code"), and to make distributions of substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required at November 30, 2007.

FUTURES CONTRACTS

The Funds may purchase futures contracts to gain exposure to market changes, which may be more efficient or cost effective than actually buying the securities. A futures contract is an agreement between parties to buy or sell a security at a set price on a future date. Upon entering into such a contract, a Fund is required to pledge to the broker an amount of cash, U.S. Government obligations or other high-quality debt securities equal to the minimum "initial margin" requirements of the exchange on which the futures contract is traded. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Pursuant to regulations and/or published positions of the Securities and Exchange Commission (the "SEC") for long futures positions, the Fund is required to segregate highly liquid securities as permitted by the SEC in connection with futures transactions in an amount generally equal to the entire value of the underlying contracts. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contract may not correlate with changes in the value of the underlying securities. At November 30, 2007, the following Funds held futures contracts:

42 Wells Fargo Advantage WealthBuilder Portfolio   Notes to Financial Statements


--------------------------------------------------------------------------------------------------------------------------------
                                                                                                                 Net Unrealized
                                                                                                  Notional        Appreciation
PORTFOLIO                                            Contracts      Type     Expiration Date       Amount        (Depreciation)
--------------------------------------------------------------------------------------------------------------------------------
WEALTHBUILDER CONSERVATIVE ALLOCATION PORTFOLIO        10 Long     S&P 500    December 2007     $   3,723,250          ($14,000)
                                                      38 Short   US T-Bond       March 2008         4,453,144                19
--------------------------------------------------------------------------------------------------------------------------------
WEALTHBUILDER MODERATE BALANCED PORTFOLIO              48 Long     S&P 500    December 2007        17,933,641          (129,241)
                                                     166 Short   US T-Bond       March 2008        19,453,208                83
--------------------------------------------------------------------------------------------------------------------------------
WEALTHBUILDER GROWTH BALANCED PORTFOLIO               271 Long     S&P 500    December 2007       101,021,822          (501,147)
                                                     863 Short   US T-Bond       March 2008       101,133,244               432
--------------------------------------------------------------------------------------------------------------------------------
WEALTHBUILDER GROWTH ALLOCATION PORTFOLIO              77 Long     S&P 500    December 2007        27,800,575            18,800
                                                     233 Short   US T-Bond       March 2008        27,304,804               117
--------------------------------------------------------------------------------------------------------------------------------

3. EXPENSES

ADVISORY FEES

The Trust has entered into an advisory contract with Wells Fargo Funds Management, LLC ("Funds Management"). Funds Management is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management.

Pursuant to the contract, Funds Management is entitled to receive an advisory fee for its services as adviser. Funds Management may retain the services of certain investment subadvisers to provide daily portfolio management. The fees related to subadvisory services are borne directly by Funds Management and do not increase the overall fees paid by a Fund to the adviser. Funds Management and the investment subadviser(s) are entitled to be paid a monthly fee at the following annual rates:

----------------------------------------------------------------------------------------------------
                                                       Advisory                        Subadvisory
                                                      Fees (% of                       Fees* (% of
                                    Average Daily    Average Daily                    Average Daily
PORTFOLIO                            Net Assets       Net Assets)     Subadviser       Net Assets)
----------------------------------------------------------------------------------------------------
ALL WEALTHBUILDER PORTFOLIOS      First $1 billion       0.200       Wells Capital        0.150
                                   Next $4 billion       0.175        Management
                                   Over $5 billion       0.150
----------------------------------------------------------------------------------------------------

* Effective January 1, 2006. Prior to January 1, 2006, the investment subadviser listed below was entitled to be paid a monthly fee at the following rate:

------------------------------------------------------------------------------------------------------
                                                                                      Subadvisory Fee
                                                                                      (% of Average
                                                                     Subadviser      Daily Net Assets)
------------------------------------------------------------------------------------------------------
ALL WEALTHBUILDER PORTFOLIOS                                       Wells Capital           0.200
                                                                    Management
------------------------------------------------------------------------------------------------------

Funds Management also acts as adviser to, and is entitled to receive a fee from, each Master Portfolio or affiliated Underlying Fund.

ADMINISTRATION AND TRANSFER AGENT FEES

The Trust has entered into an Administration Agreement with Funds Management. Under this Agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive the following annual fees:

------------------------------------------------------------------------------------------------------
                                                                   Average Daily        % of Average
                                                                     Net Assets       Daily Net Assets
------------------------------------------------------------------------------------------------------
ALL WEALTHBUILDER PORTFOLIOS                                      First $5 billion          0.33
                                                                   Next $5 billion          0.32
                                                                  Over $10 billion          0.31
------------------------------------------------------------------------------------------------------

CUSTODY FEES

The Trust has entered into a contract with Wells Fargo Bank, N.A. ("WFB"), whereby WFB is responsible for providing custody services.

WFB does not receive a custodial fee for any Fund that invests its assets solely in one or more Master Portfolios or other investment companies.

Notes to Financial Statements   Wells Fargo Advantage WealthBuilder Portfolio 43


SHAREHOLDER SERVICING FEES

The Trust has entered into contracts with one or more shareholder servicing agents, whereby, each Fund is charged up to an annual fee of 0.25% of the average daily net assets of the Fund. For the period ended November 30, 2007, shareholder servicing fees paid by the Funds are disclosed on the Statements of Operations.

DISTRIBUTION FEES

The Trust has adopted a Distribution Plan ("Plan") for the Funds, pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged and paid to Wells Fargo Funds Distributor, LLC at an annual rate of up to 0.75% of average daily net assets.

For the period ended November 30, 2007, distribution fees paid are disclosed on the Statements of Operations.

OTHER FEES AND EXPENSES

PFPC, Inc. ("PFPC") serves as fund accountant for the Trust and is entitled to receive an annual-asset based fee, and an annual fixed fee from each Fund. PFPC is also entitled to be reimbursed for all out-of-pocket expenses reasonably incurred in providing these services.

Each Fund also bears its share of other fees and expenses incurred in the normal course of business, including but not limited to: professional fees, registration fees, shareholder reporting costs, and Trustees fees and expenses. The Trust compensates its Trustees for their services, plus travel and other expenses incurred in attending Board meetings.

WAIVED FEES AND REIMBURSED EXPENSES

All amounts shown as waived fees or reimbursed expenses on the Statements of Operations, for the period ended November 30, 2007, were waived by Funds Management, first from advisory fees, and then any remaining amount consecutively from administration, custody, and shareholder servicing fees collected, if any. Funds Management has contractually committed through September 30, 2008, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Funds. Net operating expense ratios in effect for the period were as follows:

--------------------------------------------------------------------------------
                                                                  Net Operating
                                                                  Expense Ratio
--------------------------------------------------------------------------------
ALL WEALTHBUILDER PORTFOLIOS                                         1.50%*
--------------------------------------------------------------------------------

*     This ratio does not include the expenses of the Underlying Funds.

4. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, exclusive of short-term securities (securities with maturities of one year or less at purchase date) for the period ended November 30, 2007, were as follows:

-------------------------------------------------------------------------------------------
PORTFOLIO                                              Purchases at Cost   Sales Proceeds
-------------------------------------------------------------------------------------------
WEALTHBUILDER CONSERVATIVE ALLOCATION PORTFOLIO**        $  65,769,729     $  43,101,529
-------------------------------------------------------------------------------------------
WEALTHBUILDER MODERATE BALANCED PORTFOLIO**                125,096,542        75,463,871
-------------------------------------------------------------------------------------------
WEALTHBUILDER GROWTH BALANCED PORTFOLIO**                  373,425,864       284,258,019
-------------------------------------------------------------------------------------------
WEALTHBUILDER GROWTH ALLOCATION PORTFOLIO**                 88,831,265        54,415,958
-------------------------------------------------------------------------------------------
WEALTHBUILDER EQUITY PORTFOLIO**                            41,094,092        36,239,712
-------------------------------------------------------------------------------------------
WEALTHBUILDER TACTICAL EQUITY PORTFOLIO**                  200,672,557       127,356,501
-------------------------------------------------------------------------------------------

** These Funds seek to achieve their investment objective by investing some or all of their investable assets in one or more Master Portfolios. Purchases and sales related to these investments have been calculated by aggregating the results of multiplying such Fund's ownership percentage of the respective Master Portfolio by the corresponding Master Portfolio's purchases and sales.

Purchases and sales of the affiliated and non-affiliated funds in which the Funds invest are actual aggregate purchases and sales of those funds.

5. BANK BORROWINGS

Wells Fargo Funds Trust and Wells Fargo Variable Trust (excluding the money market funds) share in a revolving Credit Agreement with The Bank of New York, whereby the Funds are permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. The agreement permits borrowings of up to $150 million, collectively. Interest is charged to each Fund based on its borrowing at a rate equal to the Federal Funds Rate plus 0.40%. In addition, the Funds pay a quarterly commitment fee equal to 0.1% per annum of the credit line. For the period ended November 30, 2007, there were no borrowings by WealthBuilder Portfolios under the agreement.

44 Wells Fargo Advantage WealthBuilder Portfolio   Notes to Financial Statements


6. NEW ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48 ("FIN 48"), "Accounting for Uncertainty in Income Taxes." This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as "more-likely-than-not" to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. FIN 48 became effective as of the beginning of the first fiscal year beginning after December 15, 2006 (January 1, 2007 for calendar-year companies). Accordingly, the Funds have adopted FIN 48 for the first semi-annual reporting period as of November 30, 2007.

As of November 30, 2007, Funds Management has reviewed the Funds' tax-return positions and applied the evaluation and measurement requirements outlined under FIN 48. As a result of these reviews, Funds Management has determined that implementation of FIN 48 did not have any impact on the Funds' financial statements for the six months ended November 30, 2007.

In September 2006, the FASB issued Statement on Financial Accounting Standards ("SFAS") No. 157, "Fair Value Measurements. "This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of November 30, 2007, Management does not believe the adoption of SFAS No. 157 will impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

7. MISCELLANEOUS

During the fiscal year ended May 31, 2005, the WealthBuilder Growth Balanced Portfolio, the WealthBuilder Equity Portfolio and the WealthBuilder Tactical Equity Portfolio exchanged their portfolio investments in Class A shares of proprietary and non-proprietary mutual funds for Institutional Class shares of the same funds in order to lower the underlying fund expense ratio for each Portfolio. For financial reporting purposes, this transaction was treated as a recognized sale and the gain realized for each Portfolio as a result of the exchanges was as follows:

--------------------------------------------------------------------------------
PORTFOLIO                                                         Realized Gain
--------------------------------------------------------------------------------
WEALTHBUILDER GROWTH BALANCED PORTFOLIO                            $ 6,867,830
--------------------------------------------------------------------------------
WEALTHBUILDER EQUITY PORTFOLIO                                       1,508,883
--------------------------------------------------------------------------------
WEALTHBUILDER TACTICAL EQUITY PORTFOLIO                              5,722,614
--------------------------------------------------------------------------------

For tax purposes, the exchanges are treated as nontaxable exchanges under
Section 1036(a) of the Code. As a result, the amounts listed above are not recognized for tax purposes until the new Institutional Class shares acquired in the exchanges are subsequently sold. Accordingly, the tax cost basis of Institutional Class shares received in the exchanges which are still held as of May 31, 2007, are lower than the financial statement cost basis (to the extent of the remaining deferred tax gain on such shares).

As of May 31, 2007, the deferred gains for income tax purposes were as follows:

--------------------------------------------------------------------------------
PORTFOLIO                                                         Deferred Gain
--------------------------------------------------------------------------------
WEALTHBUILDER GROWTH BALANCED PORTFOLIO                            $ 1,670,842
--------------------------------------------------------------------------------
WEALTHBUILDER EQUITY PORTFOLIO                                         468,558
--------------------------------------------------------------------------------
WEALTHBUILDER TACTICAL EQUITY PORTFOLIO                              1,427,596
--------------------------------------------------------------------------------

Other Information               Wells Fargo Advantage WealthBuilder Portfolio 45


PROXY VOTING INFORMATION

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS, or visiting the SEC Web site at WWW.SEC.GOV. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Funds'Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS or by visiting the SEC Web site at WWW.SEC.GOV.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for each Fund are publicly available on the Funds'Web site (WWW.WELLSFARGO.COM/ADVANTAGEFUNDS) on a monthly, 30-day or more delayed basis. In addition, top ten holdings information for each Fund is publicly available on the Funds'Web site on a monthly, seven-day or more delayed basis. Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC Web site at WWW.SEC.GOV. In addition, each Fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

BOARD OF TRUSTEES

The following table provides basic information about the Board of Trustees (the "Trustees") of the Wells Fargo Funds Trust (the "Trust"). This table supplements, and should be read in conjunction with, the Prospectus and the Statement of Additional Information1 of each Fund. Each of the Trustees listed below acts in identical capacities for each of the 149 funds comprising the Trust, Wells Fargo Variable Trust and Wells Fargo Master Trust (collectively the "Fund Complex"). All of the non-interested Trustees are also members of the Audit and Governance Committees of each Trust in the Fund Complex. The address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

NON-INTERESTED TRUSTEES

------------------------------------------------------------------------------------------------------------------------------------
                     Position Held and
Name and Age         Length of Service 2        Principal Occupations During Past Five Years                     Other Directorships
------------------------------------------------------------------------------------------------------------------------------------
Thomas S. Goho       Trustee, since 1987        Education Consultant to the Director of the Institute for        None
65                                              Executive Education of the Babcock Graduate School of
                                                Management of Wake Forest University. Prior thereto, the Thomas
                                                Goho Chair of Finance of Wake Forest University, Calloway
                                                School of Business and Accountancy, from 2006-2007 and
                                                Associate Professor of Finance from 1999-2005.
------------------------------------------------------------------------------------------------------------------------------------
Peter G. Gordon      Trustee, since 1998        Chairman, CEO and Co-Founder of Crystal Geyser Water Company     None
65                   (Chairman since 2005)      and President of Crystal Geyser Roxane Water Company.
                     (Lead Trustee since 2001)
------------------------------------------------------------------------------------------------------------------------------------
Richard M. Leach 4   Trustee, since 1987        Retired. Prior thereto, President of Richard M. Leach            None
74                                              Associates (a financial consulting firm).
------------------------------------------------------------------------------------------------------------------------------------
Olivia S. Mitchell   Trustee, since 2006        Professor of Insurance and Risk Management, Wharton School,      None
54                                              University of Pennsylvania. Director of the Boettner Center on
                                                Pensions and Retirement Research. Research Associate and Board
                                                Member, Penn Aging Research Center. Research Associate,
                                                National Bureau of Economic Research.
------------------------------------------------------------------------------------------------------------------------------------
Timothy J. Penny     Trustee, since 1996        Senior Counselor to the public relations firm of Himle-Horner    None
55                                              and Senior Fellow at the Humphrey Institute, Minneapolis,
                                                Minnesota (a public policy organization).
------------------------------------------------------------------------------------------------------------------------------------
Donald C. Willeke    Trustee, since 1996        Principal of the law firm of Willeke & Daniels.
67                                                                                                               None
------------------------------------------------------------------------------------------------------------------------------------

46 Wells Fargo Advantage WealthBuilder Portfolio               Other Information


INTERESTED TRUSTEE 3

------------------------------------------------------------------------------------------------------------------------------------
                      Position Held and
Name and Age          Length of Service 2      Principal Occupations During Past Five Years                      Other Directorships
------------------------------------------------------------------------------------------------------------------------------------
J. Tucker Morse       Trustee, since 1987      Private Investor/Real Estate Developer. Prior thereto,            None
63                                             Chairman of Whitepoint Capital, LLC until 2004.
------------------------------------------------------------------------------------------------------------------------------------

OFFICERS

------------------------------------------------------------------------------------------------------------------------------------
                      Position Held and
Name and Age          Length of Service 2      Principal Occupations During Past Five Years                      Other Directorships
------------------------------------------------------------------------------------------------------------------------------------
Karla M. Rabusch      President, since 2003    Executive Vice President of Wells Fargo Bank, N.A. and            None
48                                             President of Wells Fargo Funds Management, LLC since 2003.
                                               Senior Vice President and Chief Administrative Officer of Wells
                                               Fargo Funds Management, LLC from 2001 to 2003.
------------------------------------------------------------------------------------------------------------------------------------
C. David Messman      Secretary, since 2000;   Senior Vice President and Secretary of Wells Fargo Funds          None
47                    Chief Legal Counsel      Management, LLC since 2001. Vice President and Managing Senior
                      since 2003               Counsel of Wells Fargo Bank, N.A. since 1996.
------------------------------------------------------------------------------------------------------------------------------------
Stephen W. Leonhardt  Treasurer, since 2007    Vice President and Manager of Fund Accounting, Reporting and      None
48                                             Tax for Wells Fargo Funds Management, LLC since 2007. Director of Fund Administration and SEC Reporting for TIAA-CREF from
                                               2005 to 2007. Chief Operating Officer for UMB Fund Services,
                                               Inc. from 2004 to 2005. Controller for Sungard Transaction
                                               Networks from 2002 to 2004.
------------------------------------------------------------------------------------------------------------------------------------
Debra Ann Early,      Chief Compliance         Chief Compliance Officer of Wells Fargo Funds Management, LLC
43                    Officer, since 2007      since 2007. Chief Compliance Officer of Parnassus Investments
                                               from 2005 to 2007. Chief Financial Officer of Parnassus
                                               Investments from 2004 to 2007 and Senior Audit Manager of
                                               PricewaterhouseCoopers LLP from 1998 to 2004.                     None
------------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1 The Statement of Additional Information includes additional information about the Funds'Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the Funds'Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

2 Length of service dates reflects a Trustee's commencement of service with the Trust's predecessor entities.

3 As of November 30, 2007, one of the seven Trustees is considered an "interested person" of the Trusts as defined in the Investment Company Act of 1940. The interested Trustee, J. Tucker Morse, is affiliated with a government securities dealer that is registered under the Securities Exchange Act of 1934, which is not itself affiliated with Wells Fargo Funds Management, LLC.

 4    Retired as Trustee effective December 31, 2007.

List of Abbreviations           Wells Fargo Advantage WealthBuilder Portfolio 47


The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ABAG  -- Association of Bay Area Governments
ADR   -- American Depositary Receipt
AMBAC -- American Municipal Bond Assurance Corporation
AMT   -- Alternative Minimum Tax
ARM   -- Adjustable Rate Mortgages
BART  -- Bay Area Rapid Transit
CDA   -- Community Development Authority
CDO   -- Collateralized Debt Obligation
CDSC  -- Contingent Deferred Sales Charge
CGIC  -- Capital Guaranty Insurance Company
CGY   -- Capital Guaranty Corporation
COP   -- Certificate of Participation
CP    -- Commercial Paper
CTF   -- Common Trust Fund
DW&P  -- Department of Water & Power
DWR   -- Department of Water Resources
ECFA  -- Educational & Cultural Facilities Authority
EDFA  -- Economic Development Finance Authority
ETET  -- Eagle Tax-Exempt Trust
FFCB  -- Federal Farm Credit Bank
FGIC  -- Financial Guaranty Insurance Corporation
FHA   -- Federal Housing Authority
FHAG  -- Federal Housing Agency
FHLB  -- Federal Home Loan Bank
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA  -- Federal National Mortgage Association
GDR   -- Global Depositary Receipt
GNMA  -- Government National Mortgage Association
GO    -- General Obligation
HCFR  -- Healthcare Facilities Revenue
HEFA  -- Health & Educational Facilities Authority
HEFAR -- Higher Education Facilities Authority Revenue
HFA   -- Housing Finance Authority
HFFA  -- Health Facilities Financing Authority
IDA   -- Industrial Development Authority
IDAG  -- Industrial Development Agency
IDR   -- Industrial Development Revenue
LIBOR -- London Interbank Offered Rate
LLC   -- Limited Liability Corporation
LOC   -- Letter of Credit
LP    -- Limited Partnership
MBIA  -- Municipal Bond Insurance Association
MFHR  -- Multi-Family Housing Revenue
MTN   -- Medium Term Note
MUD   -- Municipal Utility District
PCFA  -- Pollution Control Finance Authority
PCR   -- Pollution Control Revenue
PFA   -- Public Finance Authority
PFFA  -- Public Facilities Financing Authority
plc   -- Public Limited Company
PSFG  -- Public School Fund Guaranty
R&D   -- Research & Development
RDA   -- Redevelopment Authority
RDFA  -- Redevelopment Finance Authority
REITS -- Real Estate Investment Trusts
SFHR  -- Single Family Housing Revenue
SFMR  -- Single Family Mortgage Revenue
SLMA  -- Student Loan Marketing Association
TBA   -- To Be Announced
TRAN  -- Tax Revenue Anticipation Notes
USD   -- Unified School District
XLCA  -- XL Capital Assurance

THIS PAGE IS INTENTIONALLY LEFT BLANK.

                                          THIS PAGE IS INTENTIONALLY LEFT BLANK.

THIS PAGE IS INTENTIONALLY LEFT BLANK.

        ----------------
[LOGO]  WELLS  ADVANTAGE
        FARGO  FUNDS
        ----------------

More information about WELLS FARGO ADVANTAGE FUNDS is available free upon request. To obtain literature, please write, e-mail, visit the Funds' Web site, or call:

WELLS FARGO ADVANTAGE FUNDS
P.O. Box 8266
Boston, MA 02266-8266
E-mail: wfaf@wellsfargo.com

Web site: www.wellsfargo.com/advantagefunds
Individual Investors: 1-800-222-8222
Retail Investment Professionals: 1-888-877-9275
Institutional Investment Professionals: 1-866-765-0778

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF WELLS FARGO ADVANTAGE FUNDS. IF THIS REPORT IS USED FOR PROMOTIONAL PURPOSES, DISTRIBUTION OF THE REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENT PROSPECTUS. FOR A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION, INCLUDING CHARGES AND EXPENSES, CALL 1-800-222-8222 OR VISIT THE FUNDS' WEB SITE AT WWW.WELLSFARGO.COM/ADVANTAGEFUNDS. PLEASE CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE INVESTMENT CAREFULLY BEFORE INVESTING. THIS AND OTHER INFORMATION ABOUT WELLS FARGO ADVANTAGE FUNDS CAN BE FOUND IN THE CURRENT PROSPECTUS. READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

"Dow Jones" and "Dow Jones Target Date Indexes" are service marks of Dow Jones & Company, Inc. and have been licensed for use for certain purposes by Global Index Advisors, Inc. and Wells Fargo Funds Management, LLC. The Dow Jones Target Date Indexes are based in part on the Lehman Brothers Bond Indexes, which are published by Lehman Brothers Inc. The WELLS FARGO ADVANTAGE DOW JONES TARGET DATE FUNDS, based on the Dow Jones Target Date Indexes, are not sponsored, endorsed, sold or promoted by Dow Jones or Lehman Brothers, and neither Dow Jones nor Lehman Brothers makes any representation regarding the advisability of investing in such product(s) and/or about the quality, accuracy and/or completeness of the Dow Jones Target Date Indexes or the Lehman Brothers Bond Indexes. IN NO EVENT SHALL DOW JONES, LEHMAN BROTHERS OR ANY OF THEIR LICENSORS HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for WELLS FARGO ADVANTAGE FUNDS. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by WELLS FARGO FUNDS DISTRIBUTOR, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

              -----------------------------------------------------
              NOT FDIC INSURED o NO BANK GUARANTEE o MAY LOSE VALUE
              -----------------------------------------------------

--------------------------------------------------------------------------------
(C) 2007 Wells Fargo        www.wellsfargo.com/advantagefunds       108034 01-08
Funds Management, LLC.                                         SWBP/SAR102 11-07
All rights reserved.



                                                            ----------------
                                                 [LOGO]     WELLS  ADVANTAGE
                                                            FARGO  FUNDS
                                                            ----------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
[GRAPHIC OMITTED]

                                                Semi-Annual Report

                                                November 30, 2007

--------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE INCOME FUNDS

o    WELLS FARGO ADVANTAGE DIVERSIFIED BOND FUND

o    WELLS FARGO ADVANTAGE HIGH YIELD BOND FUND

o    WELLS FARGO ADVANTAGE INCOME PLUS FUND

o    WELLS FARGO ADVANTAGE INFLATION-PROTECTED BOND FUND

o    WELLS FARGO ADVANTAGE INTERMEDIATE GOVERNMENT INCOME FUND

o    WELLS FARGO ADVANTAGE SHORT DURATION GOVERNMENT BOND FUND

o    WELLS FARGO ADVANTAGE STABLE INCOME FUND

o    WELLS FARGO ADVANTAGE STRATEGIC INCOME FUND

o    WELLS FARGO ADVANTAGE TOTAL RETURN BOND FUND

o    WELLS FARGO ADVANTAGE ULTRA-SHORT DURATION BOND FUND

WANT TO RECEIVE YOUR ANNUAL AND SEMI-ANNUAL REPORTS FASTER?

Sign up for eDelivery at www.wellsfargo.com/advantagefunds, Keyword: eDocs.

Contents
--------------------------------------------------------------------------------

LETTER TO SHAREHOLDERS ....................................................    2

PERFORMANCE HIGHLIGHTS
Diversified Bond Fund .....................................................    6
High Yield Bond Fund ......................................................    8
Income Plus Fund ..........................................................   10
Inflation-Protected Bond Fund .............................................   12
Intermediate Government Income Fund .......................................   14
Short Duration Government Bond Fund .......................................   16
Stable Income Fund ........................................................   18
Strategic Income Fund .....................................................   20
Total Return Bond Fund ....................................................   22
Ultra-Short Duration Bond Fund ............................................   24

FUND EXPENSES .............................................................   26

PORTFOLIO OF INVESTMENTS
Diversified Bond Fund .....................................................   30
High Yield Bond Fund ......................................................   31
Income Plus Fund ..........................................................   40
Inflation-Protected Bond Fund .............................................   47
Intermediate Government Income Fund .......................................   48
Short Duration Government Bond Fund .......................................   51
Stable Income Fund ........................................................   55
Strategic Income Fund .....................................................   56
Total Return Bond Fund ....................................................   63
Ultra-Short Duration Bond Fund ............................................   64

FINANCIAL STATEMENTS
Statements of Assets and Liabilities ......................................   70
Statements of Operations ..................................................   72
Statements of Changes in Net Assets .......................................   74
Financial Highlights ......................................................   86

NOTES TO FINANCIAL STATEMENTS .............................................   98

MASTER PORTFOLIOS

PORTFOLIO OF INVESTMENTS
Inflation-Protected Bond Portfolio ........................................  109
Managed Fixed Income Portfolio ............................................  112
Stable Income Portfolio ...................................................  124
Total Return Bond Portfolio ...............................................  132

FINANCIAL STATEMENTS
Statements of Assets and Liabilities ......................................  146
Statements of Operations ..................................................  147
Statements of Changes in Net Assets .......................................  148
Financial Highlights ......................................................  150

NOTES TO FINANCIAL STATEMENTS .............................................  151

OTHER INFORMATION .........................................................  156

LIST OF ABBREVIATIONS .....................................................  158

              -----------------------------------------------------
              NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE VALUE
              -----------------------------------------------------

-----------------
[GRAPHIC OMITTED]
-----------------

WELLS FARGO INVESTMENT HISTORY

1971  INTRODUCED ONE OF THE FIRST INSTITUTIONAL INDEX FUNDS.

1978 ONE OF THE FIRST FIRMS TO APPLY ASSET ALLOCATION THEORY TO INVESTMENT PORTFOLIO MANAGEMENT.

1985 ONE OF THE FIRST FIRMS TO CREATE A THREE- WAY ASSET ALLOCATION FUND THAT "TILTS" INVESTMENTS TOWARD PORTIONS OF THE MARKET THAT OUR PROPRIETARY MODELS INDICATE WILL PERFORM BETTER.

1994 INTRODUCED TARGET DATE FUNDS THAT AUTOMATICALLY REALLOCATE THE ASSET MIX OVER SPECIFIC TIME HORIZONS.

1997 WELLS FARGO LAUNCHED THE WEALTHBUILDER PORTFOLIOS, A UNIQUE "FUND OF FUNDS" THAT USES FLEXIBLE ASSET ALLOCATION STRATEGIES TO SHIFT ASSETS.

1999 REORGANIZED THE NORWEST ADVANTAGE FUNDS(R) AND STAGECOACH FUNDS(R) INTO THE WELLS FARGO FUNDS(R).

2003 EXPANDED FIXED-INCOME, SMALL CAP, AND EMERGING MARKETS LINEUP FROM MONTGOMERY ASSET MANAGEMENT, LLC.

2004 ADDED ADDITIONAL LARGE CAP AND MID CAP FUNDS TO THE LINEUP BY ADOPTING THE COOKE & BIELER VALUE FUNDS.

2005 WELLS FARGO FUNDS MERGED WITH STRONG FUNDS TO BECOME WELLS FARGO ADVANTAGE FUNDS, FORMING A FUND FAMILY OF OVER 120 FUNDS AND PLACING IT AMONG THE TOP 20 MUTUAL FUND FAMILIES IN THE UNITED STATES.

2006 ENHANCED AND RENAMED THE WELLS FARGO ADVANTAGE OUTLOOK FUNDS(SM) TO THE WELLS FARGO ADVANTAGE DOW JONES TARGET DATE FUNDS(SM), WHICH SEEK TO REPLICATE RETURNS OF THE APPROPRIATE DOW JONES TARGET DATE INDEXES, THE FIRST LIFE CYCLE INDEXES IN THE INVESTMENT INDUSTRY.

WELLS FARGO ADVANTAGE FUNDS(R)

Integrity. Expertise. Solutions.
--------------------------------------------------------------------------------

GUIDED BY A DISTINGUISHED HERITAGE. Since 1852 Wells Fargo has distinguished itself by safely delivering people and their valuables to distant destinations. To meet the needs of a vibrant, expanding nation, the company successfully forged partnerships with local specialists who knew the terrain.

Although much has changed since then, WELLS FARGO ADVANTAGE FUNDS continues to put the same time and effort into selecting independent portfolio management teams who oversee our Funds. It's our way of maintaining this early commitment to integrity and expertise and to providing solutions that help you reach your destination.

INDEPENDENT THINKING. With a primary focus on delivering long-term performance and risk management, our approach offers investors access to the strategic thinking of independent investment teams from 15 different management firms. While each of our teams concentrates on a specific strategy, collectively they provide in-depth knowledge and insight across distinct investment styles.

TIME-TESTED APPROACH. Our teams are chosen for their expertise in particular investment styles and for their consistent, repeatable processes. All remain independent and free to concentrate solely on managing money and producing results. Our strict adherence to this approach provides a consistent focus on long-term results and allows investors to tap into the expertise of leading institutional investment managers to create fully diversified portfolios.

SOLUTIONS FOR EVERY STAGE. WELLS FARGO ADVANTAGE FUNDS provides investors with strategic investment solutions that help navigate the complex and ever-changing investment landscape. Our diverse family of mutual funds includes more than 120 Funds that cover a broad spectrum of investment styles and asset classes, and each Fund has its own disciplined approach to investing.

NOT PART OF THE SEMI-ANNUAL REPORT.

WELLS FARGO ADVANTAGE FUNDS OFFERS MORE THAN 120 MUTUAL FUNDS ACROSS A WIDE RANGE OF ASSET CLASSES, REPRESENTING OVER $152 BILLION IN ASSETS UNDER MANAGEMENT, AS OF NOVEMBER 30, 2007.

EQUITY FUNDS
--------------------------------------------------------------------------------
Asia Pacific Fund
C&B Large Cap Value Fund
C&B Mid Cap Value Fund
Capital Growth Fund
Common Stock Fund
Discovery Fund
Diversified Equity Fund
Diversified Small Cap Fund
Dividend Income Fund
Emerging Growth Fund
Emerging Markets Focus Fund
Endeavor Large Cap Fund
Endeavor Select Fund
Enterprise Fund
Equity Income Fund
Equity Index Fund
Equity Value Fund
Growth and Income Fund
Growth Fund
Growth Equity Fund
Index Fund
International Core Fund
International Equity Fund
International Value Fund
Large Cap Appreciation Fund
Large Cap Growth Fund
Large Company Core Fund
Large Company Growth Fund
Mid Cap Disciplined Fund
Mid Cap Growth Fund
Opportunity Fund
Overseas Fund
Small Cap Disciplined Fund
Small Cap Growth Fund
Small Cap Opportunities Fund
Small Cap Value Fund
Small Company Growth Fund
Small Company Value Fund
Small/Mid Cap Value Fund
Specialized Financial Services Fund
Specialized Health Sciences Fund
Specialized Technology Fund
Strategic Small Cap Value Fund
U.S. Value Fund
Value Fund

BOND FUNDS
--------------------------------------------------------------------------------
California Limited-Term Tax-Free Fund
California Tax-Free Fund
Colorado Tax-Free Fund
Corporate Bond Fund
Diversified Bond Fund
Government Securities Fund 1
High Income Fund
High Yield Bond Fund
Income Plus Fund
Inflation-Protected Bond Fund
Intermediate Government Income Fund 1
Intermediate Tax-Free Fund
Minnesota Tax-Free Fund
Municipal Bond Fund
National Limited-Term Tax-Free Fund
National Tax-Free Fund
Nebraska Tax-Free Fund
Short Duration Government Bond Fund 1
Short-Term Bond Fund
Short-Term High Yield Bond Fund
Short-Term Municipal Bond Fund
Stable Income Fund
Strategic Income Fund
Total Return Bond Fund
Ultra Short-Term Income Fund
Ultra Short-Term Municipal Income Fund
Ultra-Short Duration Bond Fund
Wisconsin Tax-Free Fund

ASSET ALLOCATION FUNDS
--------------------------------------------------------------------------------
Aggressive Allocation Fund
Asset Allocation Fund
Balanced Fund
Conservative Allocation Fund
Growth Balanced Fund
Moderate Balanced Fund
Life Stage-Aggressive Portfolio
Life Stage-Conservative Portfolio
Life Stage-Moderate Portfolio
WealthBuilder Conservative Allocation Portfolio
WealthBuilder Equity Portfolio
WealthBuilder Growth Allocation Portfolio
WealthBuilder Growth Balanced Portfolio
WealthBuilder Moderate Balanced Portfolio
WealthBuilder Tactical Equity Portfolio
Target Today Fund 2
Target 2010 Fund 2
Target 2015 Fund 2
Target 2020 Fund 2
Target 2025 Fund 2
Target 2030 Fund 2
Target 2035 Fund 2
Target 2040 Fund 2
Target 2045 Fund 2
Target 2050 Fund 2

MONEY MARKET FUNDS
--------------------------------------------------------------------------------
100% Treasury Money Market Fund 1
California Tax-Free Money Market Fund
California Tax-Free Money Market Trust
Cash Investment Money Market Fund
Government Money Market Fund 1
Heritage Money Market Fund
Minnesota Money Market Fund
Money Market Fund
Money Market Trust
Municipal Money Market Fund
National Tax-Free Money Market Fund
National Tax-Free Money Market Trust
Overland Express Sweep Fund
Prime Investment Money Market Fund
Treasury Plus Money Market Fund 1

VARIABLE TRUST FUNDS 3
--------------------------------------------------------------------------------
VT Asset Allocation Fund
VT C&B Large Cap Value Fund
VT Discovery Fund
VT Equity Income Fund
VT International Core Fund
VT Large Company Core Fund
VT Large Company Growth Fund
VT Money Market Fund
VT Opportunity Fund
VT Small Cap Growth Fund
VT Small/Mid Cap Value Fund
VT Total Return Bond Fund

AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE WELLS FARGO ADVANTAGE MONEY MARKET FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN A MONEY MARKET FUND.
--------------------------------------------------------------------------------

1 The U.S. Government guarantee applies to certain of the underlying securities and NOT to shares of the Fund.

2 The full name of this Fund series is the WELLS FARGO ADVANTAGE DOW JONES TARGET DATE FUNDS(SM).

3 The Variable Trust Funds are generally available only through insurance company variable contracts.

NOT PART OF THE SEMI-ANNUAL REPORT.

2 Wells Fargo Advantage Income Funds                      Letter to Shareholders


[PHOTO OMITTED]

KARLA M. RABUSCH,
President
WELLS FARGO ADVANTAGE FUNDS

--------------------------------------------------------------------------------
      EQUITY MARKETS BROKE SEVERAL RECORDS DURING THE PERIOD, WITH THE DOW JONES
       INDUSTRIAL AVERAGE (DJIA) CLOSING ABOVE 14,000 FOR THE FIRST TIME EVER IN MID-JULY 2007 BEFORE FALLING BACK BELOW 13,000 IN THE FOLLOWING WEEKS AS GROWING
       PROBLEMS IN THE SUBPRIME MORTGAGE MARKET CREATED A GLOBAL CREDIT SQUEEZE.
--------------------------------------------------------------------------------

Dear Valued Shareholder,

In this semi-annual report for the six-month period that ended November 30, 2007, you may notice a few changes compared to the report that you received last year at this time. We have redesigned it so that performance and investment information is more accessible. You may also notice two new pages that feature information about WELLS FARGO ADVANTAGE FUNDS and that also list the Funds that we have to offer to many types of investors.

We will continue to provide a general review of the economy and its impact on the stock and bond markets in our semi-annual letter to you, which we have expanded for easier readability. In our next report, which will cover the 12-month period that will end May 31, 2008, we will also include the portfolio manager's commentary and a chart showing the growth of a $10,000 investment since inception.

VOLATILITY CONTINUED IN EQUITY MARKETS DURING THE PERIOD.

Subprime mortgage loans and a declining housing market--coupled with concerns about consumer discretionary spending, rising prices at the gas pumps, and higher food prices--continued to affect both the stock and the bond markets. Equity markets broke several records during the period, with the Dow Jones Industrial Average (DJIA) closing above 14,000 for the first time ever in mid-July 2007 before falling back below 13,000 in the following weeks as growing problems in the subprime mortgage market created a global credit squeeze. Equity markets rallied sharply in mid-September after the Fed surprised investors with a larger-than-expected 50 basis point cut in the federal funds target rate, its first cut in four years. (100 basis points equals 1.00%.) The DJIA set another record above 14,000 in mid-October before again falling sharply back below 13,000 during the following weeks. For November, the S&P 500 Index and the DJIA both posted their largest monthly declines in five years; at the same time, the equity markets posted their first 10% correction in four years.

A style rotation also occurred during the period, as growth indices finally moved ahead of their value counterparts after seven consecutive years of relative underperformance. With relative risk premiums for growth and value companies at their lowest levels in several decades, investors were willing to pay for companies that showed strong sustainable earnings and revenue growth despite the slowing economy. Companies that were able to show steady growth stood out as corporate profits slowed significantly during the six-month period and turned negative during the third quarter of 2007 for the first time in five years. The value indices also came under further pressure as the turmoil in the credit markets led to significant weakness among financial companies, which constitute approximately a third of the value indices.

International stocks continued to outpace domestic stocks overall during the period, with the emerging markets again posting the strongest returns. The dollar continued to weaken throughout most of the period before strengthening somewhat in November.

Letter to Shareholders                      Wells Fargo Advantage Income Funds 3


LIQUIDITY PROBLEMS IN THE FIXED-INCOME MARKETS SPARKED A GLOBAL CREDIT CRUNCH.

As liquidity in the fixed-income markets evaporated during the six-month period, a global credit crunch drove U.S. treasury prices up and widened spreads between Treasuries and the rest of the market. Defaults in subprime mortgages were mostly to blame, as the global financial system seemed to collectively discover that these debt obligations were embedded in a vast spectrum of structured debt products and that their expected cash flows were increasingly unlikely to come in as promised. As a result, credit and structured product spreads widened dramatically while investors fled unknown risk and sought the safety of U.S. Treasuries--a true flight-to-quality rally.

The ceasing of the credit market engine was extreme enough to get the attention of the Fed. In mid-August, the Fed announced a surprise cut in the discount rate by 50 basis points in an effort to bolster liquidity after injecting billions of dollars into the capital system during the preceding weeks. However, in the Fed's estimation, these actions were not enough, and the Fed subsequently dropped both the federal funds rate and the discount rate by another 50 basis points at its scheduled meeting in mid-September, reversing more than a year of ongoing "inflation risk" vigilance and replacing it with a "risk to growth" cautionary assessment of economic conditions. This was followed by another rate cut at the Fed meeting at the end of October, which brought the federal funds rate to 4.50%.

Although the credit crunch widened spreads and challenged debt valuations across the board, investment-grade sectors were still able to produce positive returns for corporate issues, asset-backed securities (ABS), and even mortgage-backed securities (MBS). Much of the period's spread widening can be attributed to the strong rally in U.S. Treasuries. Yields in credit and structured products declined as well during the six-month period but did not nearly keep pace with the descent of U.S. Treasury yields.

THE UNCERTAINTY OF FUTURE FED ACTION COMBINED WITH OTHER MARKET FORCES SUPPORTS OUR BELIEF THAT SUCCESSFUL INVESTING INCLUDES A BALANCED APPROACH OF OWNING A DIVERSIFIED PORTFOLIO WHILE KEEPING A LONG-TERM PERSPECTIVE.

While diversification may not prevent losses in a downturn, it may help to reduce them and provide you with one way of managing risk. Our diverse family of mutual funds may also help. We offer more than 120 Funds that cover a broad spectrum of investment styles and asset classes. Each Fund is managed according to a disciplined approach to investing that features the strategic thinking of portfolio managers chosen for their in-depth knowledge and methodology. We believe that our insistence on seeking investment teams who share our dedication to pursuing consistent long-term results offers you a way to navigate changing market conditions and move forward with your financial planning.

--------------------------------------------------------------------------------
AS LIQUIDITY IN THE FIXED-INCOME MARKETS EVAPORATED DURING THE SIX-MONTH PERIOD, A GLOBAL CREDIT CRUNCH WIDENED SPREADS AND RALLIED THE U.S. TREASURY YIELD CURVE.
--------------------------------------------------------------------------------

4 Wells Fargo Advantage Income Funds                      Letter to Shareholders


Thank you for choosing WELLS FARGO ADVANTAGE FUNDS. We appreciate your confidence in us. Through each market cycle, we are committed to helping you meet your financial needs. If you have any questions about your investment, please contact your investment professional or call us at 1-800-222-8222. You may also want to visit our Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

Sincerely,

/s/ Karla M. Rabusch

Karla M. Rabusch
President
WELLS FARGO ADVANTAGE FUNDS

                                          THIS PAGE IS INTENTIONALLY LEFT BLANK.

6 Wells Fargo Advantage Income Funds                      Performance Highlights


WELLS FARGO ADVANTAGE DIVERSIFIED BOND FUND
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The WELLS FARGO ADVANTAGE DIVERSIFIED BOND FUND (the Fund) seeks total return, consisting of current income and capital appreciation, by diversifying its investments among different fixed income investment styles.

INVESTMENT ADVISER

Wells Fargo Funds Management, LLC

PORTFOLIO MANAGERS

Thomas C. Biwer, CFA
Christian L. Chan, CFA
Andrew Owen, CFA

FUND INCEPTION

December 31, 1982

--------------------------------------------------------------------------------
PORTFOLIO ALLOCATION 1
(AS OF NOVEMBER 30, 2007)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Cash Equivalents                                                            (2%)
Asset Backed Securities                                                     (6%)
Collateralized Mortgage Securities                                         (33%)
U.S. Treasury Bonds                                                         (6%)
U.S. Treasury Notes                                                         (6%)
U.S. Government Agencies                                                   (19%)
Corporate Bonds                                                            (23%)
Municipal Bonds                                                             (5%)

--------------------------------------------------------------------------------
1 This chart represents the composite of the portfolio allocations of the master portfolios in which the Fund invests. Portfolio holdings are subject to change and may have changed since the date specified. See Notes to Financial Statements for a discussion of the master portfolios.

Performance Highlights                      Wells Fargo Advantage Income Funds 7

--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN 2 (%) (AS OF NOVEMBER 30, 2007)

-------------------------------------------------------------------------------------------------------
                                                                                       Expense Ratio
                                              6 Months*   1 Year   5 Year   10 Year   Gross 3    Net 4
-------------------------------------------------------------------------------------------------------
Administrator Class (NVMFX)                     5.33       5.76     4.26      5.29     1.04%     0.70%
-------------------------------------------------------------------------------------------------------
BENCHMARK
   Lehman Brothers U.S. Aggregate Index 5       5.32       6.05     4.79      6.05
-------------------------------------------------------------------------------------------------------

*     Returns for periods of less than one year are not annualized.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE - WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

ADMINISTRATOR CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE.

Bond fund values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. In general, when interest rates rise, bond fund values fall and investors may lose principal value. The use of derivatives may reduce returns and/or increase volatility. Active trading results in increased turnover and trading expenses, and may generate higher short-term capital gains. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This fund is exposed to foreign investment risk and mortgage- and asset-backed securities risk. Consult the Fund's prospectus for additional information on these and other risks.

--------------------------------------------------------------------------------
2 Prior to April 11, 2005, the Administrator Class was named the Institutional Class.

3 Reflects the gross expense ratio as stated in the October 1, 2007, prospectus and is based on the Fund's previous fiscal year expenses, which includes the gross expenses of the Master Portflio. The gross expense ratio reported in the Financial Highlights includes only the net expenses of the Master Portfolio.

4 The investment adviser has contractually committed through September 30, 2008, to waive fees and/or reimburse expenses to the extent necessary to maintain the net operating expense ratio shown. Without these reductions, the Fund's returns would have been lower.

5 The Lehman Brothers U.S. Aggregate Index is composed of the Lehman Brothers Government/Credit Index and the Mortgage-Backed Securities Index and includes U.S. Treasury issues, agency issues, corporate bond issues, and mortgage-backed securities. You cannot invest directly in an Index.

8 Wells Fargo Advantage Income Funds                      Performance Highlights


WELLS FARGO ADVANTAGE HIGH YIELD BOND FUND
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The WELLS FARGO ADVANTAGE HIGH YIELD BOND FUND (the Fund) seeks total return, consisting of a high level of current income and capital appreciation.

INVESTMENT ADVISER
Wells Fargo Funds Management, LLC

SUBADVISER
Wells Capital Management Incorporated

PORTFOLIO MANAGERS
Niklas Nordenfelt, CFA
Phil Susser

FUND INCEPTION
November 29, 2002

--------------------------------------------------------------------------------
CREDIT QUALITY 1
(AS OF NOVEMBER 30, 2007)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Cash Equivalent                                                             (2%)
Unrated                                                                     (1%)
BBB                                                                         (2%)
BB                                                                         (36%)
B                                                                          (43%)
CCC                                                                        (16%)

--------------------------------------------------------------------------------
1     Credit quality is subject to change.

Performance Highlights                      Wells Fargo Advantage Income Funds 9

--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN (%) (AS OF NOVEMBER 30, 2007)

-----------------------------------------------------------------------------------------------------------------------------------
                                 Including Sales Chargs                        Excluding Sales Charge              Expense Ratio
HIGH YIELD BOND FUND    6 Months*   1 Year   5 Year   Life of Fund   6 Months*   1 Year   5 Year   Life of Fund   Gross 2   Net 3
-----------------------------------------------------------------------------------------------------------------------------------
Class A (HYBAX)           (6.38)    (1.38)    6.54        6.54         (1.97)     3.27      7.53       7.53        1.28%     1.15%
-----------------------------------------------------------------------------------------------------------------------------------
Class B (HYBBX)           (7.34)    (2.50)    6.43        6.58         (2.34)     2.50      6.74       6.74        2.03%     1.90%
-----------------------------------------------------------------------------------------------------------------------------------
Class C (HYBCX)           (3.33)     1.61     6.76        6.75         (2.33)     2.61      6.76       6.75        2.03%     1.90%
-----------------------------------------------------------------------------------------------------------------------------------
BENCHMARK
   Merrill Lynch High Yield Master II Index 4                          (2.79)     3.02     11.02      11.02
-----------------------------------------------------------------------------------------------------------------------------------

*     Returns for periods of less than one year are not annualized.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE - WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 4.50%. FOR CLASS B SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 5.00%. FOR CLASS C SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 1.00%. PERFORMANCE INCLUDING SALES CHARGES ASSUMES THE SALES CHARGE FOR THE CORRESPONDING TIME PERIOD. THE FUND HAS A REDEMPTION FEE OF 2.00% DEDUCTED FROM THE NET PROCEEDS OF SHARES REDEEMED OR EXCHANGED WITHIN 30 DAYS AFTER PURCHASE. PERFORMANCE DATA DOES NOT REFLECT THE DEDUCTION OF THIS FEE, WHICH, IF REFLECTED, WOULD REDUCE THE PERFORMANCE.

Bond fund values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. In general, when interest rates rise, bond fund values fall and investors may lose principal value. High yield securities have a greater risk of default and tend to be more volatile than higher-rated debt securities. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This Fund is exposed to foreign investment risk. Consult the Fund's prospectus for additional information on these and other risks.

--------------------------------------------------------------------------------
2 Reflects the gross expense ratio as stated in the October 1, 2007, prospectus and is based on the Fund's previous fiscal year expenses, incuding acquired fund expenses which are excluded from the gross expenses reported in the Financial Highlights.

3 The investment adviser has contractually committed through September 30, 2008, to waive fees and/or reimburse expenses to the extent necessary to maintain the net operating expense ratio shown. Without these reductions, the Fund's returns would have been lower.

4 The Merrill Lynch High Yield Master II Index is a market capitalization weighted index of domestic and Yankee high yield bonds. The Index tracks the performance of high yield securities traded in the U.S. bond market. You cannot invest directly in an Index.

10 Wells Fargo Advantage Income Funds                     Performance Highlights


WELLS FARGO ADVANTAGE INCOME PLUS FUND
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The Wells Fargo Advantage Income Plus Fund (The Fund) Seeks to Maximize Income While Maintaining Prospects for Capital Appreciation.

INVESTMENT ADVISER
Wells Fargo Funds Management, LLC

SUBADVISER
Wells Capital Management Incorporated

PORTFOLIO MANAGERS
W. Frank Koster
Thomas M. Price, CFA

FUND INCEPTION
July 13, 1998

--------------------------------------------------------------------------------
PORTFOLIO ALLOCATION 1
(AS OF NOVEMBER 30, 2007)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Cash Equivalent                                                            (12%)
Asset Backed Securities                                                     (4%)
Collateralized Mortgage Securities                                         (11%)
U.S. Treasury Bonds                                                         (3%)
U.S. Treasury Notes                                                        (10%)
U.S. Government Agencies                                                   (38%)
Corporate Bonds                                                            (22%)

--------------------------------------------------------------------------------
1 Portfolio allocation is subject to change and may have changed since the date specified.

  Performance Highlights                   Wells Fargo Advantage Income Funds 11

--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN (%) (AS OF NOVEMBER 30, 2007)

--------------------------------------------------------------------------------------------------------------------
                            Including Sales Chargs                Excluding Sales Charge            Expense Ratio
INCOME PLUS FUND  6 Months*  1 Year  5 Year  Life of Fund  6 Months*  1 Year  5 Year  Life of Fund  Gross 2   Net 3
--------------------------------------------------------------------------------------------------------------------
Class A (STYAX)    (0.38)      1.14    4.88      4.28         4.30      5.94    5.86      4.80         1.35%   1.00%
--------------------------------------------------------------------------------------------------------------------
Class B (STYBX)    (1.11)      0.14    4.74      4.02         3.89      5.14    5.07      4.02         2.10%   1.75%
--------------------------------------------------------------------------------------------------------------------
Class C (WFIPX)     2.90       4.15    5.07      4.02         3.90      5.15    5.07      4.02         2.10%   1.75%
--------------------------------------------------------------------------------------------------------------------
BENCHMARK
--------------------------------------------------------------------------------------------------------------------
   Lehman Brothers U.S. Universal Bond Index 4                4.60      5.74    5.36      6.05**
--------------------------------------------------------------------------------------------------------------------

 *    Returns for periods of less than one year are not annualized.

**    Reflects average annual total return since 7/31/1998.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE - WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 4.50%. FOR CLASS B SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 5.00%. FOR CLASS C SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 1.00%. PERFORMANCE INCLUDING SALES CHARGES ASSUMES THE SALES CHARGE FOR THE CORRESPONDING TIME PERIOD.

Bond fund values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. In general, when interest rates rise, bond fund values fall and investors may lose principal value. The use of derivatives may reduce returns and/or increase volatility. Active trading results in increased turnover and trading expenses, and may generate higher short-term capital gains. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This fund is exposed to foreign investment risk, high-yield securities risk and mortgage- and asset-backed securities risk. Consult the Fund's prospectus for additional information on these and other risks.

--------------------------------------------------------------------------------
2 Reflects the gross expense ratio as stated in the October 1, 2007, prospectus and is based on the Fund's previous fiscal year expenses, including acquired fund expenses which are excluded from the gross expenses reported in the Financial Highlights.

3 The investment adviser has contractually committed through September 30, 2008, to waive fees and/or reimburse expenses to the extent necessary to maintain the net operating expense ratio shown. Without these reductions, the Fund's returns would have been lower.

4 The Lehman Brothers U.S. Universal Bond Index is an unmanaged market-value-weighted performance benchmark for the U.S. dollar denominated bond market, which includes investment grade, high yield, and emerging market debt securities with maturities of one year or more. You cannot invest directly in an Index.

12 Wells Fargo Advantage Income Funds                     Performance Highlights


WELLS FARGO ADVANTAGE INFLATION-PROTECTED BOND FUND
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The Wells Fargo Advantage Inflation-protected Bond Fund (The Fund) Seeks Total Return, Consisting of Income and Capital Appreciation, While Providing Protection Against Inflation.

INVESTMENT ADVISER
Wells Fargo Funds Management, LLC

SUBADVISER
Wells Capital Management Incorporated

PORTFOLIO MANAGERS
Michael J. Bray, CFA
Jay N. Mueller, CFA

FUND INCEPTION
February 28, 2003

--------------------------------------------------------------------------------
PORTFOLIO ALLOCATION 1
(AS OF NOVEMBER 30, 2007)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Cash Equivalent                                                             (1%)
U.S. Treasury Bonds                                                        (39%)
U.S. Treasury Notes                                                        (60%)

--------------------------------------------------------------------------------
1 This chart represents the composite of the portfolio allocations of the Master Portfolio in which the Fund invests. Portfolio holdings are subject to change and may have changed since the date specified. See notes to the Financial Statements for a discussion of the Master Portfolio.

Performance Highlights                     Wells Fargo Advantage Income Funds 13

--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN 2 (%) (AS OF NOVEMBER 30, 2007)

---------------------------------------------------------------------------------------------------------------
                                 Including Sales Charge            Excluding Sales Charge      Expense  Ratio
INFLATION-PROTECTED BOND     6 Months*  1 Year  Life of Fund  6 Months*  1 Year  Life of Fund  Gross 3   Net 4
---------------------------------------------------------------------------------------------------------------
Class A (IPBAX)                4.53       3.66      3.93        9.46       8.54      4.94         1.16%   0.85%
---------------------------------------------------------------------------------------------------------------
Class B (IPBBX)                3.96       2.64      3.74        8.96       7.64      4.10         1.91%   1.60%
---------------------------------------------------------------------------------------------------------------
Class C (IPBCX)                7.95       6.74      4.12        8.95       7.74      4.12         1.91%   1.60%
---------------------------------------------------------------------------------------------------------------
Administrator Class (IPBIX)                                     9.60       8.81      5.16         0.97%   0.60%
---------------------------------------------------------------------------------------------------------------
BENCHMARK
---------------------------------------------------------------------------------------------------------------
   Lehman Brothers U.S. Treasury Inflation-Protected
     Securities Index 5                                         9.74       9.20      5.66
---------------------------------------------------------------------------------------------------------------

*     Returns for periods of less than one year are not annualized.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE - WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 4.50%. FOR CLASS B SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 5.00%. FOR CLASS C SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 1.00%. PERFORMANCE INCLUDING SALES CHARGES ASSUMES THE SALES CHARGE FOR THE CORRESPONDING TIME PERIOD. ADMINISTRATOR CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE.

Bond fund values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. In general, when interest rates rise, bond fund values fall and investors may lose principal value. The principal value of and interest payments on inflation-protected debt securities tend to fall with the rate of inflation. The use of derivatives may reduce returns and/or increase volatility. Consult the Fund's prospectus for additional information on these and other risks.

--------------------------------------------------------------------------------
2 Prior to April 11, 2005, the Administrator Class was named the Institutional Class.

3 Reflects the gross expense ratio as stated in the October 1, 2007, prospectus and is based on the Fund's previous fiscal year expenses, which includes the gross expenses of the Master Portfolio. The gross expense ratio reported in the Financial Highlights includes only the net expenses of the Master Portfolio.

4 The investment adviser has contractually committed through September 30, 2008, to waive fees and/or reimburse expenses to the extent necessary to maintain the net operating expense ratio shown. Without these reductions, the Fund's returns would have been lower.

5 The Lehman Brothers U.S. Treasury Inflation-Protected Securities Index is an index of inflation-indexed linked U.S. Treasury securities. You cannot invest directly in an Index.

14 Wells Fargo Advantage Income Funds                     Performance Highlights


WELLS FARGO ADVANTAGE INTERMEDIATE GOVERNMENT INCOME FUND
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The Wells Fargo Advantage Intermediate Government Income Fund (The Fund) Seeks to Provide Current Income Consistent With Safety of Principal.

INVESTMENT ADVISER
Wells Fargo Funds Management, LLC

SUBADVISER
Wells Capital Management Incorporated

PORTFOLIO MANAGER
William Stevens

FUND INCEPTION
December 31, 1982

--------------------------------------------------------------------------------
PORTFOLIO ALLOCATION 1
(AS OF NOVEMBER 30, 2007)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Cash Equivalent                                                             (3%)
U.S. Treasury Notes                                                         (1%)
U.S. Government Agencies                                                   (46%)
Collateralized Mortgage Securities                                         (50%)

--------------------------------------------------------------------------------
1     Portfolio allocation is subject to change.

Performance Highlights                     Wells Fargo Advantage Income Funds 15

--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN 2 (%) (AS OF NOVEMBER 30, 2007)

----------------------------------------------------------------------------------------------------------------------
INTERMEDIATE                       Including Sales Chargs               Excluding Sales Charge        Expense Ratio
GOVERNMENT INCOME FUND       6 Months*  1 Year  5 Year  10 Year  6 Months*  1 Year  5 Year  10 Year  Gross 3   Net 4
----------------------------------------------------------------------------------------------------------------------
Class A (NVGAX)                (0.31)     0.39    2.20     4.39     4.38      5.12    3.14    4.88       1.09%   0.95%
----------------------------------------------------------------------------------------------------------------------
Class B (NVBGX)                (1.01)    (0.67)   2.00     4.08     3.99      4.33    2.37    4.08       1.84%   1.70%
----------------------------------------------------------------------------------------------------------------------
Class C (WFGCX)                 3.00      3.35    2.36     4.08     4.00      4.35    2.36    4.08       1.84%   1.70%
----------------------------------------------------------------------------------------------------------------------
Administrator Class (NVGIX)                                         4.52      5.38    3.39    5.09       0.91%   0.70%
----------------------------------------------------------------------------------------------------------------------
BENCHMARK
----------------------------------------------------------------------------------------------------------------------
   Lehman Brothers Intermediate U.S. Government Bond Index 5        6.63      7.71    4.01    5.60
----------------------------------------------------------------------------------------------------------------------

*     Returns for periods of less than one year are not annualized.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE - WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 4.50%. FOR CLASS B SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 5.00%. FOR CLASS C SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 1.00%. PERFORMANCE INCLUDING SALES CHARGE ASSUMES THE SALES CHARGE FOR THE CORRESPONDING TIME PERIOD. ADMINISTRATOR CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE.

Bond fund values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. In general, when interest rates rise, bond fund values fall and investors may lose principal value. The use of derivatives may reduce returns and/or increase volatility. Securities issued by U.S. Government agencies or government-sponsored entities may not be guaranteed by the U.S. Treasury. Active trading results in increased turnover and trading expenses, and may generate higher short-term capital gains. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This fund is exposed to mortgage- and asset-backed securities risk. Consult the Fund's prospectus for additional information on these and other risks. The U.S. Government guarantee applies to certain of the underlying securities and NOT to shares of the Fund.

--------------------------------------------------------------------------------
2 Performance shown prior to the inception of the Class C shares reflects the performance of the Administrator Class, adjusted to reflect Class C sales charges and expenses. Prior to April 11, 2005, the Administrator Class was named the Institutional Class.

3 Reflects the gross expense ratio as stated in the October 1, 2007, prospectus and is based on the Fund's previous fiscal year expenses as reported in the Financial Highlights.

4 The investment adviser has contractually committed through September 30, 2008, to waive fees and/or reimburse expenses to the extent necessary to maintain the net operating expense ratio shown. Without these reductions, the Fund's returns would have been lower.

5 The Lehman Brothers Intermediate U.S. Government Bond Index is an unmanaged index composed of U.S. Government securities with maturities in the one- to ten-year range, including securities issued by the U.S. Treasury and U.S. Government agencies. You cannot invest directly in an Index.

16  Wells Fargo Advantage Income Funds                    Performance Highlights


WELLS FARGO ADVANTAGE SHORT DURATION GOVERNMENT BOND FUND
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The WELLS FARGO ADVANTAGE SHORT DURATION GOVERNMENT BOND FUND
(the Fund) seeks to provide current income consistent with capital preservation.

INVESTMENT ADVISER

Wells Fargo Funds Management, LLC

SUBADVISER

Wells Capital Management Incorporated

PORTFOLIO MANAGERS

Thomas O'Connor, CFA
William Stevens

FUND INCEPTION

December 18, 1992

--------------------------------------------------------------------------------
PORTFOLIO ALLOCATION 1
(AS OF NOVEMBER 30, 2007)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Cash Equivalent                                                             (6%)
Asset Backed Securities                                                     (7%)
Collateralized Mortgage Securities                                         (49%)
U.S. Treasury Notes                                                         (1%)
U.S. Government Agencies                                                   (37%)

--------------------------------------------------------------------------------
1     Portfolio allocation is subject to change.

Performance Highlights                     Wells Fargo Advantage Income Funds 17

--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN 2  (%) (AS OF NOVEMBER 30, 2007)

-------------------------------------------------------------------------------------------------------------------------
SHORT DURATION                        Including Sales Chargs              Excluding Sales Charge         Expense Ratio
GOVERNMENT BOND FUND            6 Months*  1 Year  5 Year  10 Year  6 Months*  1 Year  5 Year  10 Year   Gross 3  Net 4
-------------------------------------------------------------------------------------------------------------------------
Class A (MSDAX)                    0.50      2.23    2.26   4.18      3.61       5.39    2.89     4.50    1.10%   0.85%
-------------------------------------------------------------------------------------------------------------------------
Class B (MSDBX)                    0.22      1.60    2.10   4.00      3.22       4.60    2.10     4.00    1.85%   1.60%
-------------------------------------------------------------------------------------------------------------------------
Class C (MSDCX)                    2.12      3.50    2.09   3.99      3.12       4.50    2.09     3.99    1.85%   1.60%
-------------------------------------------------------------------------------------------------------------------------
Administrator Class (MNSGX)                                           3.74       5.54    3.16     4.75    0.92%   0.60%
-------------------------------------------------------------------------------------------------------------------------
Institutional Class (WSGIX)                                           3.83       5.73    3.25     4.80    0.65%   0.42%
-------------------------------------------------------------------------------------------------------------------------
BENCHMARK
  Lehman Brothers 1-3 Year U.S. Government Bond Index 5               4.98       6.82    3.32     4.87
-------------------------------------------------------------------------------------------------------------------------

*     Returns for periods of less than one year are not annualized.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE - WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 3.00%. FOR CLASS B SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 3.00%. FOR CLASS C SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 1.00%. PERFORMANCE INCLUDING SALES CHARGES ASSUMES THE SALES CHARGE FOR THE CORRESPONDING TIME PERIOD. ADMINISTRATOR CLASS AND INSTITUTIONAL CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE.

Bond fund values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. In general, when interest rates rise, bond fund values fall and investors may lose principal value. The use of derivatives may reduce returns and/or increase volatility. Securities issued by U.S. Government agencies or government-sponsored entities may not be guaranteed by the U.S. Treasury. Active trading results in increased turnover and trading expenses, and may generate higher short-term capital gains. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This fund is exposed to mortgage- and asset-backed securities risk. Consult the Fund's prospectus for additional information on these and other risks. The U.S. Government guarantee applies to certain of the underlying securities and NOT to shares of the Fund.

--------------------------------------------------------------------------------
2 Performance shown prior to the inception of the Class B and Class C shares reflects the performance of the Administrator Class shares, adjusted to reflect Class B and Class C sales charges and expenses, as applicable. Performance shown prior to the inception of the Institutional Class shares reflects the performance of the Administrator Class shares, and includes expenses that are not applicable to and are higher than those of the Institutional Class shares. Prior to April 11, 2005, the Administrator Class was named the Institutional Class.

3 Reflects the gross expense ratio as stated in the October 1, 2007, prospectus and is based on the Fund's previous fiscal year expenses as reported in the Financial Highlights.

4 The investment adviser has contractually committed through September 30, 2008, to waive fees and/or reimburse expenses to the extent necessary to maintain the net operating expense ratio shown. Without these reductions, the Fund's returns would have been lower.

5 The Lehman Brothers 1-3 Year U.S. Government Bond Index is composed of publicly issued, non-convertible domestic debt of the U.S. Government and its agencies. The Index also includes corporate debt guaranteed by the U.S. Government. Only notes and bonds with maturities between one year and
      2.9 years are included in the Index. You cannot invest directly in an Index.

18 Wells Fargo Advantage Income Funds                     Performance Highlights


WELLS FARGO ADVANTAGE STABLE INCOME FUND
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The WELLS FARGO ADVANTAGE STABLE INCOME FUND (the Fund) seeks current income consistent with capital preservation.

INVESTMENT ADVISER
Wells Fargo Funds Management, LLC

SUBADVISER
Galliard Capital Management, Inc.

PORTFOLIO MANAGERS
Richard Merriam, CFA
Ajay Mirza, CFA

FUND INCEPTION
November 11, 1994

--------------------------------------------------------------------------------
PORTFOLIO ALLOCATION 1
(AS OF NOVEMBER 30, 2007)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Cash Equivalent                                                             (5%)
Asset Backed Securities                                                    (23%)
Collateralized Mortgage Securities                                         (24%)
U.S. Treasury Bonds                                                         (2%)
U.S. Treasury Notes                                                         (6%)
U.S. Government Agencies                                                   (25%)
Corporate Bonds                                                            (10%)
Municipal Bonds                                                             (5%)

--------------------------------------------------------------------------------
1 This chart represents the composite of the portfolio allocations of the master portfolios in which the Fund invests. Portfolio holdings are subject to change and may have changed since the date specified. See Notes to Financial Statements for a discussion of the master portfolios.

Performance Highlights                     Wells Fargo Advantage Income Funds 19

--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN 2  (%) (AS OF NOVEMBER 30, 2007)

------------------------------------------------------------------------------------------------------------------------
                                      Including Sales Chargs              Excluding Sales Charge         Expense Ratio
STABLE INCOME FUND              6 Months*  1 Year  5 Year  10 Year  6 Months*  1 Year  5 Year  10 Year  Gross 3   Net 4
------------------------------------------------------------------------------------------------------------------------
Class A (NVSAX)                   0.28       2.26    2.30    3.60      2.33      4.35    2.71    3.81    0.95%    0.85%
------------------------------------------------------------------------------------------------------------------------
Class B (NVSBX)                   0.42       2.03    1.95    3.04      1.92      3.53    1.95    3.04    1.70%    1.60%
------------------------------------------------------------------------------------------------------------------------
Class C (WSICX)                   0.95       2.59    1.94    2.98      1.95      3.59    1.94    2.98    1.70%    1.60%
------------------------------------------------------------------------------------------------------------------------
Administrator Class (NVSIX)                                            2.34      4.46    2.93    4.00    0.77%    0.65%
------------------------------------------------------------------------------------------------------------------------
BENCHMARKS
------------------------------------------------------------------------------------------------------------------------
  Lehman Brothers 9-12 Months Short-Term U.S. Government/Credit Bond
    Index 5                                                            3.41      5.84      NA      NA
  Lehman Brothers 9-12 Months U.S. Short Treasury Index 6              3.58      5.98    3.05    4.21
  Lehman Brothers 1-3 Year U.S. Government /Credit Bond Index 7        4.71      6.58    3.54    5.03
------------------------------------------------------------------------------------------------------------------------

*     Returns for periods of less than one year are not annualized.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE - WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 2.00%. FOR CLASS B SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 1.50%. FOR CLASS C SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 1.00%. PERFORMANCE INCLUDING SALES CHARGES ASSUMES THE SALES CHARGE FOR THE CORRESPONDING TIME PERIOD. ADMINISTRATOR CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE.

Bond fund values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. In general, when interest rates rise, bond fund values fall and investors may lose principal value. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This fund is exposed to foreign investment risk and mortgage- and asset-backed securities risk. Consult the Fund's prospectus for additional information on these and other risks.

--------------------------------------------------------------------------------
2 Performance shown prior to the inception of the Class C shares reflects the performance of the Administrator Class, adjusted to reflect Class C sales charges and expenses. Prior to April 11, 2005, the Administrator Class was named the Institutional Class.

3 Reflects the gross expense ratio as stated in the October 1, 2007, prospectus and is based on the Fund's previous fiscal year expenses, which includes the gross expenses of the Master Portfolio. The gross expense ratio reported in the Financial Highlights includes only the net expenses of the Master Portfolio.

4 The investment adviser has contractually committed through September 30, 2008, to waive fees and/or reimburse expenses to the extent necessary to maintain the net operating expense ratio shown. Without these reductions, the Fund's returns would have been lower.

5 The Lehman Brothers 9-12 Months U.S. Short-Term U.S. Government/ Credit Bond Index is the 9-12 month component of the Short Term U.S. Government/Credit Bond Index, which contains securities that have fallen out of the U.S. Government/Credit Index because of the standard minimum one-year to maturity constraint. Securities in the Short Term U.S. Government/Credit Bond Index must have a maturity from 1 up to (but not including) 12 months. The Index has an inception date of August 1, 2004. You cannot invest directly in an Index.

6 The Lehman Brothers 9-12 Months U.S. Short Treasury Index is an unmanaged index that includes aged U.S. Treasury bills, notes, and bonds with a remaining maturity from 9 up to (but not including) 12 months. It excludes zero-coupon strips. You cannot invest directly in an Index.

7 The Lehman Brothers 1-3 Year U.S. Government/Credit Bond Index is the 1-3 year component of the Government/Credit Index which includes securities in the Government and Credit indices. The Government Index includes treasuries (i.e. public obligations of the U.S. Treasury that have remaining maturities of more than one year) and agencies (i.e., publicly issued debt of U.S. Government agencies, quasi-federal corporations, and corporate or foreign debt guaranteed by the U.S. Government). The Credit Index includes publicly issued U.S. corporate and foreign debentures and secured notes that meet specified maturity, liquidity, and quality requirements. You cannot invest directly in an Index.

20 Wells Fargo Advantage Income Funds                     Performance Highlights


WELLS FARGO ADVANTAGE STRATEGIC INCOME FUND
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The WELLS FARGO ADVANTAGE STRATEGIC INCOME FUND (the Fund) seeks total return, consisting of a high level of current income and capital appreciation.

INVESTMENT ADVISER
Wells Fargo Funds Management, LLC

SUBADVISER
Wells Capital Management Incorporated

PORTFOLIO MANAGERS
Kevin J. Maas, CFA
Thomas M. Price, CFA
Michael J. Schueller, CFA

FUND INCEPTION
November 30, 2000

--------------------------------------------------------------------------------
CREDIT QUALITY 1
(AS OF NOVEMBER 30, 2007)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Unrated                                                                    (5%)
BBB                                                                        (5%)
BB                                                                        (23%)
B                                                                         (45%)
CCC                                                                       (18%)
Cash Equivalent                                                            (4%)

--------------------------------------------------------------------------------
1     Credit quality is subject to change.

Performance Highlights                     Wells Fargo Advantage Income Funds 21

--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN 2  (%) (AS OF NOVEMBER 30, 2007)

---------------------------------------------------------------------------------------------------------------------------------
                                         Including Sales Chargs                  Excluding Sales Charge            Expense Ratio
STRATEGIC INCOME FUND           6 Months*  1 Year  5 Year  Life of Fund  6 Months*  1 Year  5 Year  Life of Fund  Gross 3  Net 4
---------------------------------------------------------------------------------------------------------------------------------
Class A (SASAX)                   (6.82)    (1.48)  10.85      8.36        (2.43)    3.17    11.87      9.07       1.41%   1.10%
---------------------------------------------------------------------------------------------------------------------------------
Class B (SASIX)                   (7.88)    (2.60)  10.56      7.95        (2.88)    2.40    10.82      7.95       2.17%   1.85%
---------------------------------------------------------------------------------------------------------------------------------
Class C (SASCX)                   (3.89)     1.39   10.81      7.92        (2.89)    2.39    10.81      7.92       2.16%   1.85%
---------------------------------------------------------------------------------------------------------------------------------
BENCHMARK
  Lehman Brothers U.S. Corporate High Yield Bond Index 5                   (3.03)    2.69    11.15      5.57
---------------------------------------------------------------------------------------------------------------------------------

*     Returns for periods of less than one year are not annualized.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE - WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 4.50%. FOR CLASS B SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 5.00%. FOR CLASS C SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 1.00%. PERFORMANCE INCLUDING SALES CHARGES ASSUMES THE SALES CHARGE FOR THE CORRESPONDING TIME PERIOD. THE FUND HAS A REDEMPTION FEE OF 2.00% DEDUCTED FROM THE NET PROCEEDS OF SHARES REDEEMED OR EXCHANGED WITHIN 30 DAYS AFTER PURCHASE. PERFORMANCE DATA DOES NOT REFLECT THE DEDUCTION OF THIS FEE, WHICH, IF REFLECTED, WOULD REDUCE THE PERFORMANCE.

Bond fund values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. In general, when interest rates rise, bond fund values fall and investors may lose principal value. High yield securities have a greater risk of default and tend to be more volatile than higher-rated debt securities. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This fund is exposed to foreign investment risk. Consult the Fund's prospectus for additional information on these and other risks.

--------------------------------------------------------------------------------
2 Performance shown prior to April 11, 2005 for the Class A, Class B and Class C shares reflects the performance of the Class A, Class B and Class C shares, respectively, of the Strong Advisor Strategic Income Fund.

3 Reflects the gross expense ratio as stated in the October 1, 2007, prospectus and is based on the Fund's previous fiscal year expenses, including acquired fund expenses which are excluded from the gross expenses reported in the Financial Highlights.

4 The investment adviser has contractually committed through September 30, 2008, to waive fees and/or reimburse expenses to the extent necessary to maintain the net operating expense ratio shown. Without these reductions, the Fund's returns would have been lower.

5 The Lehman Brothers U.S. Corporate High Yield Bond Index is an unmanaged, U.S. dollar-denominated, nonconvertible, non-investment grade debt index. The index consists of domestic and corporate bonds rated Ba and below with a minimum outstanding amount of $150 million. You cannot invest directly in an Index.

22 Wells Fargo Advantage Income Funds                     Performance Highlights


WELLS FARGO ADVANTAGE TOTAL RETURN BOND FUND
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The WELLS FARGO ADVANTAGE TOTAL RETURN BOND FUND (the Fund) seeks total return, consisting of income and capital appreciation.

INVESTMENT ADVISER
Wells Fargo Funds Management, LLC

SUBADVISER
Wells Capital Management Incorporated

PORTFOLIO MANAGERS
Troy Ludgood
Thomas O'Connor, CFA
Lynne A. Royer
William Stevens

FUND INCEPTION
June 30, 1997

--------------------------------------------------------------------------------
PORTFOLIO ALLOCATION 1
(AS OF NOVEMBER 30, 2007)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Cash Equivalent                                                             (4%)
Asset Backed Securities                                                     (6%)
Collateralized Mortgage Securities                                         (32%)
U.S. Treasury Bonds                                                         (3%)
U.S. Treasury Notes                                                         (2%)
U.S. Government Agencies                                                   (33%)
Corporate Bonds                                                            (19%)
Foreign Government                                                          (1%)

--------------------------------------------------------------------------------
1 This chart represents the composite of the portfolio allocations of the Master Portfolio in which the Fund invests. Portfolio holdings are subject to change and may have changed since the date specified. See notes to the Financial Statements for a discussion of the Master Portfolio.

Performance Highlights                     Wells Fargo Advantage Income Funds 23

--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN 2 (%) (AS OF NOVEMBER 30, 2007)

--------------------------------------------------------------------------------------------------------------------------------
                                               Including Sales Charge            Excluding Sales Charge           Expense Ratio
   TOTAL RETURN BOND FUND        6 Months*   1 Year   5 Year   10 Year   6 Months*   1 Year   5 Year   10 Year   Gross 3   Net 4
--------------------------------------------------------------------------------------------------------------------------------
   Class A (MBFAX)                 (0.18)      0.30     3.44     5.39       4.52       5.02     4.40     5.88     1.01%    0.90%
--------------------------------------------------------------------------------------------------------------------------------
   Class B (MBFBX)                 (0.87)     (0.75)    3.22     5.39       4.13       4.25     3.57     5.39     1.76%    1.65%
--------------------------------------------------------------------------------------------------------------------------------
   Class C (MBFCX)                  3.23       3.33     3.59     5.32       4.23       4.33     3.59     5.32     1.76%    1.65%
--------------------------------------------------------------------------------------------------------------------------------
   Class Z (WTRZX)                                                          4.54       5.06     4.36     5.77     1.18%    0.95%
--------------------------------------------------------------------------------------------------------------------------------
   Administrator Class (MNTRX)                                              4.67       5.24     4.63     6.03     0.83%    0.70%
--------------------------------------------------------------------------------------------------------------------------------
   Institutional Class (MBFIX)                                              4.90       5.62     4.85     6.19     0.56%    0.42%
--------------------------------------------------------------------------------------------------------------------------------
   BENCHMARK
      Lehman Brothers U.S. Aggregate Index 5                                5.32       6.05     4.79     6.05
--------------------------------------------------------------------------------------------------------------------------------

*     Returns for periods of less than one year are not annualized.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE - WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 4.50%. FOR CLASS B SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 5.00%. FOR CLASS C SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 1.00%. PERFORMANCE INCLUDING SALES CHARGES ASSUMES THE SALES CHARGE FOR THE CORRESPONDING TIME PERIOD. ADMINISTRATOR CLASS, INSTITUTIONAL CLASS AND CLASS Z SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE.

Bond fund values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. In general, when interest rates rise, bond fund values fall and investors may lose principal value. The use of derivatives may reduce returns and/or increase volatility. Active trading results in increased turnover and trading expenses, and may generate higher short-term capital gains. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This fund is exposed to foreign investment risk and mortgage- and asset-backed securities risk. Consult the Fund's prospectus for additional information on these and other risks.

--------------------------------------------------------------------------------
2 The Fund is a gateway feeder Fund that invests all of its assets in a single master portfolio of the Master Trust with a substantially similar investment objective and substantially similar investment strategies. References to the investment activities of the Fund are intended to refer to the investment activities of the master portfolio in which it invests.

      Performance shown prior to the inception of the Class A, Class B and Class C shares reflects the performance of the Administrator Class shares, adjusted to reflect Class A, Class B, and Class C sales charges and expenses, as applicable. Prior to April 11, 2005, the Administrator Class was named the Institutional Class and the Institutional Class was named the Select Class. Performance shown prior to the inception of the Institutional Class shares reflects the performance of the Administrator Class shares, and includes expenses that are not applicable to and are higher than those of the Institutional Class shares. Performance shown prior to the inception of the Class Z shares reflects the performance of the Administrator Class shares, adjusted to reflect Class Z expenses.

3 Reflects the gross expense ratio as stated in the October 1, 2007, prospectus and is based on the Fund's previous fiscal year expenses, which includes the gross expenses of the Master Portfolio. The gross expense ratio reported in the Financial Highlights includes only the net expenses of the Master Portfolio.

4 The investment adviser has contractually committed through September 30, 2008, to waive fees and/or reimburse expenses to the extent necessary to maintain the net operating expense ratio shown. Without these reductions, the Fund's returns would have been lower.

5 The Lehman Brothers U.S. Aggregate Index is composed of the Lehman Brothers Government/Corporate Index and the U.S. Mortgage-Backed Securities Index and includes U.S. Treasury issues, agency issues, corporate bond issues, and mortgage-backed securities. You cannot invest directly in an Index.

24 Wells Fargo Advantage Income Funds                     Performance Highlights


WELLS FARGO ADVANTAGE ULTRA-SHORT DURATION BOND FUND
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The WELLS FARGO ADVANTAGE ULTRA-SHORT DURATION BOND FUND (the Fund) seeks current income consistent with capital preservation.

INVESTMENT ADVISER
Wells Fargo Funds Management, LLC

SUBADVISER
Wells Capital Management Incorporated

PORTFOLIO MANAGERS
Jay N. Mueller, CFA
Thomas M. Price, CFA

FUND INCEPTION
March 31, 1994

--------------------------------------------------------------------------------
PORTFOLIO ALLOCATION 1
(AS OF NOVEMBER 30, 2007)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Cash Equivalents                                                           (11%)
Asset Backed Securities                                                    (20%)
Collateralized Mortgage Securities                                         (23%)
U.S. Government Agencies                                                    (9%)
Municipal Bonds                                                             (3%)
Corporate Bonds                                                            (33%)
Foreign Corporate Bonds                                                     (1%)

--------------------------------------------------------------------------------
1     Portfolio allocation is subject to change.

Performance Highlights                     Wells Fargo Advantage Income Funds 25

--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN 2 (%) (AS OF NOVEMBER 30, 2007)

-----------------------------------------------------------------------------------------------------------------------------------
                                           Including Sales Chargs               Excluding Sales Charge               Expense Ratio
   ULTRA-SHORT DURATION BOND FUND   6 Months*   1 Year   5 Year   10 Year   6 Months*   1 Year   5 Year   10-Year   Gross 3   Net 4
-----------------------------------------------------------------------------------------------------------------------------------
   Class A (STSDX)                    (1.52)      0.91     2.29      3.49      0.49       2.97     2.71     3.70     1.35%    0.75%
-----------------------------------------------------------------------------------------------------------------------------------
   Class B (SSDKX)                    (1.39)      0.70     1.88      2.95      0.11       2.20     1.88     2.95     2.10%    1.50%
-----------------------------------------------------------------------------------------------------------------------------------
   Class C (SSHCX)                    (0.78)      1.20     1.89      2.83      0.22       2.20     1.89     2.83     2.10%    1.50%
-----------------------------------------------------------------------------------------------------------------------------------
   Class Z (STGBX)                                                             0.46       2.81     2.68     3.67     1.52%    0.79%
-----------------------------------------------------------------------------------------------------------------------------------
   BENCHMARKS
      Lehman Brothers Short-Term U.S. Government/Credit Bond Index 5           3.02       5.59       NA       NA
      Lehman Brothers 1-3 Year U.S. Government /Credit Bond Index 6            4.71       6.58     3.54     5.03
      Lehman Brothers Short 9-12 Months U.S. Short Treasury Index 7            3.58       5.98     3.05     4.21
-----------------------------------------------------------------------------------------------------------------------------------

*     Returns for periods of less than one year are not annualized.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE - WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

FOR CLASS A SHARES, THE MAXIMUM FRONT-END SALES CHARGE IS 2.00%. FOR CLASS B SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 1.50%. FOR CLASS C SHARES, THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 1.00%. PERFORMANCE INCLUDING SALES CHARGES ASSUMES THE SALES CHARGE FOR THE CORRESPONDING TIME PERIOD. CLASS Z SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE.

Bond fund values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. In general, when interest rates rise, bond fund values fall and investors may lose principal value. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This fund is exposed to foreign investment risk, high-yield securities risk and mortgage- and asset-backed securities risk. Consult the Fund's prospectus for additional information on these and other risks.

--------------------------------------------------------------------------------
2 Performance shown prior to April 11, 2005 for the Class A, Class B, Class C and Class Z shares reflects the performance of the Class A, Class B, Class C and Class Z shares, respectively, of the Strong Advisor Short Duration Bond Fund, the predecessor fund. Performance shown prior to the inception of the Class A, Class B and Class C shares reflects the performance of the Class Z shares of the predecessor fund, adjusted to reflect Class A, Class B and Class C sales charges and expenses, as applicable.

3 Reflects the gross expense ratio as stated in the October 1, 2007, prospectus and is based on the Fund's previous fiscal year expenses, including acquired fund expenses which are excluded from the gross expenses reported in the Financial Highlights.

4 The investment adviser has contractually committed through September 30, 2008, to waive fees and/or reimburse expenses to the extent necessary to maintain the net operating expense ratio shown. Without these reductions, the Fund's returns would have been lower.

5 The Lehman Brothers Short-Term U.S. Government/Credit Bond Index contains securities that have fallen out of the U.S. Government/Credit Index because of the standard minimum one-year to maturity constraint. Securities in the Short Term U.S. Government/Credit Bond Index must have a maturity from 1 up to (but not including) 12 months. The Lehman Brothers Short-Term U.S.Government/Credit Bond Index provides the most appropriate comparison to the Fund with respect to interest rate risk (as measured by duration) and credit risk (based on the composition of the index and the Fund's portfolio).However, the limited performance history of the Index does not allow for comparison to all periods of the Fund's performance. This index has an inception date of August 1, 2004. You cannot invest directly in an Index.

6 The Lehman Brothers 1-3 Year U.S. Government/Credit Bond Index is the 1-3 year component of the Government/Credit Index which includes securities in the Government and Credit Indices. The Government Index includes treasuries (i.e., public obligations of the U.S. Treasury that have remaining maturities of more than one year) and agencies (i.e., publicly issued debt of U.S. Government agencies, quasi-federal corporations, and corporate or foreign debt guaranteed by the U.S. Government). The Credit Index includes publicly issued U.S. corporate and foreign debentures and secured notes that meet specified maturity, liquidity, and quality requirements. You cannot invest directly in an Index.

7 The Lehman Brothers 9-12 Months U.S. Short Treasury Index is an unmanaged index that includes aged U.S. Treasury bills, notes, and bonds with a remaining maturity from 1 up to (but not including) 12 months. It excludes zero-coupon strips. You cannot invest directly in an Index

26 Wells Fargo Advantage Income Funds                  Fund Expenses (Unaudited)


As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees (if any) and exchange fees (if any); and (2) ongoing costs, including management fees; distribution (12b-1) and/or shareholder service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire six-month period, from June 1, 2007 to November 2007.

ACTUAL EXPENSES

The "Actual" line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Actual" line under the heading entitled "Expenses Paid During Period" for your applicable class of shares to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The "Hypothetical" line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the "Hypothetical" line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

----------------------------------------------------------------------------------------------------------------------
                                                              Beginning         Ending       Expenses
                                                            Account Value   Account Value   Paid During     Net Annual
   WELLS FARGO ADVANTAGE DIVERSIFIED BOND FUND                06-01-2007      11-30-2007      Period 1    Expense Ratio
-----------------------------------------------------------------------------------------------------------------------
   ADMINISTRATOR CLASS
      Actual                                                  $ 1,000.00      $ 1,053.70       $ 3.60         0.70%
      Hypothetical (5% Return before expenses                 $ 1,000.00      $ 1,021.56       $ 3.55         0.70%
-----------------------------------------------------------------------------------------------------------------------
   WELLS FARGO ADVANTAGE HIGH YIELD BOND FUND
-----------------------------------------------------------------------------------------------------------------------
   CLASS A
      Actual                                                  $ 1,000.00      $   980.30       $ 5.71         1.15%
      Hypothetical (5% Return before expenses)                $ 1,000.00      $ 1,019.30       $ 5.82         1.15%
-----------------------------------------------------------------------------------------------------------------------
   CLASS B
      Actual                                                  $ 1,000.00      $   976.60       $ 9.41         1.90%
      Hypothetical (5% Return before expenses)                $ 1,000.00      $ 1,015.54       $ 9.60         1.90%
-----------------------------------------------------------------------------------------------------------------------
   CLASS C
      Actual                                                  $ 1,000.00      $   976.70       $ 9.42         1.90%
      Hypothetical (5% Return before expenses)                $ 1,000.00      $ 1,015.54       $ 9.60         1.90%
-----------------------------------------------------------------------------------------------------------------------
   WELLS FARGO ADVANTAGE INCOME PLUS FUND
-----------------------------------------------------------------------------------------------------------------------
   CLASS A
      Actual                                                  $ 1,000.00      $ 1,043.90       $ 5.12         1.00%
      Hypothetical (5% Return before expenses)                $ 1,000.00      $ 1,020.05       $ 5.06         1.00%
-----------------------------------------------------------------------------------------------------------------------
   CLASS B
      Actual                                                  $ 1,000.00      $ 1,038.90       $ 8.94         1.75%
      Hypothetical (5% Return before expenses)                $ 1,000.00      $ 1,016.29       $ 8.85         1.75%
-----------------------------------------------------------------------------------------------------------------------

Fund Expenses (Unaudited)                  Wells Fargo Advantage Income Funds 27


-----------------------------------------------------------------------------------------------------------------------
                                                              Beginning         Ending       Expenses
                                                            Account Value   Account Value   Paid During    Net Annual
   WELLS FARGO ADVANTAGE INCOME PLUS FUND (continued)         06-01-2007      11-30-2007      Period 1    Expense Ratio
-----------------------------------------------------------------------------------------------------------------------
   CLASS C
      Actual                                                  $ 1,000.00      $ 1,039.00       $ 8.95         1.75%
      Hypothetical (5% Return before expenses)                $ 1,000.00      $ 1,016.29       $ 8.85         1.75%
-----------------------------------------------------------------------------------------------------------------------
   WELLS FARGO ADVANTAGE INFLATION-PROTECTED BOND FUND
-----------------------------------------------------------------------------------------------------------------------
   CLASS A
      Actual                                                  $ 1,000.00      $ 1,094.60       $ 4.46         0.85%
      Hypothetical (5% Return before expenses)                $ 1,000.00      $ 1,020.81       $ 4.31         0.85%
-----------------------------------------------------------------------------------------------------------------------
   CLASS B
      Actual                                                  $ 1,000.00      $ 1,089.60       $ 8.38         1.60%
      Hypothetical (5% Return before expenses)                $ 1,000.00      $ 1,017.05       $ 8.09         1.60%
-----------------------------------------------------------------------------------------------------------------------
   CLASS C
      Actual                                                  $ 1,000.00      $ 1,089.50       $ 8.38         1.60%
      Hypothetical (5% Return before expenses)                $ 1,000.00      $ 1,017.05       $ 8.09         1.60%
-----------------------------------------------------------------------------------------------------------------------
   ADMINISTRATOR CLASS
      Actual                                                  $ 1,000.00      $ 1,096.00       $ 3.15         0.60%
      Hypothetical (5% Return before expenses)                $ 1,000.00      $ 1,022.06       $ 3.04         0.60%
-----------------------------------------------------------------------------------------------------------------------
   WELLS FARGO ADVANTAGE INTERMEDIATE GOVERNMENT INCOME FUND
-----------------------------------------------------------------------------------------------------------------------
   CLASS A
      Actual                                                  $ 1,000.00      $ 1,043.80       $ 4.87         0.95%
      Hypothetical (5% Return before expenses)                $ 1,000.00      $ 1,020.31       $ 4.81         0.95%
-----------------------------------------------------------------------------------------------------------------------
   CLASS B
      Actual                                                  $ 1,000.00      $ 1,039.90       $ 8.69         1.70%
      Hypothetical (5% Return before expenses)                $ 1,000.00      $ 1,016.55       $ 8.59         1.70%
-----------------------------------------------------------------------------------------------------------------------
   CLASS C
      Actual                                                  $ 1,000.00      $ 1,040.00       $ 8.69         1.70%
      Hypothetical (5% Return before expenses)                $ 1,000.00      $ 1,016.55       $ 8.59         1.70%
-----------------------------------------------------------------------------------------------------------------------
   ADMINISTRATOR CLASS
      Actual                                                  $ 1,000.00      $ 1,045.20       $ 3.59         0.70%
      Hypothetical (5% Return before expenses)                $ 1,000.00      $ 1,021.56       $ 3.55         0.70%
-----------------------------------------------------------------------------------------------------------------------
   WELLS FARGO ADVANTAGE SHORT DURATION BOND FUND
-----------------------------------------------------------------------------------------------------------------------
   CLASS A
      Actual                                                  $ 1,000.00      $ 1,036.10       $ 4.34         0.85%
      Hypothetical (5% Return before expenses)                $ 1,000.00      $ 1,020.81       $ 4.31         0.85%
-----------------------------------------------------------------------------------------------------------------------
   CLASS B
      Actual                                                  $ 1,000.00      $ 1,032.20       $ 8.15         1.60%
      Hypothetical (5% Return before expenses)                $ 1,000.00      $ 1,017.05       $ 8.09         1.60%
-----------------------------------------------------------------------------------------------------------------------
   CLASS C
      Actual                                                  $ 1,000.00      $ 1,031.20       $ 8.15         1.60%
      Hypothetical (5% Return before expenses)                $ 1,000.00      $ 1,017.05       $ 8.09         1.60%
-----------------------------------------------------------------------------------------------------------------------
   ADMINISTRATOR CLASS
      Actual                                                  $ 1,000.00      $ 1,037.40       $ 3.06         0.60%
      Hypothetical (5% Return before expenses)                $ 1,000.00      $ 1,022.06       $ 3.04         0.60%
-----------------------------------------------------------------------------------------------------------------------
   INSTITUTIONAL CLASS
      Actual                                                  $ 1,000.00      $ 1,038.30       $ 2.15         0.42%
      Hypothetical (5% Return before expenses)                $ 1,000.00      $ 1,022.96       $ 2.13         0.42%
-----------------------------------------------------------------------------------------------------------------------

28 Wells Fargo Advantage Income Funds                  Fund Expenses (Unaudited)


-----------------------------------------------------------------------------------------------------------------------
                                                              Beginning         Ending       Expenses
                                                            Account Value   Account Value   Paid During     Net Annual
   WELLS FARGO ADVANTAGE STABLE INCOME FUND                   06-01-2007      11-30-2007      Period 1    Expense Ratio
-----------------------------------------------------------------------------------------------------------------------
   CLASS A
      Actual                                                  $ 1,000.00      $ 1,023.30       $ 4.31         0.85%
      Hypothetical (5% Return before expenses)                $ 1,000.00      $ 1,020.81       $ 4.31         0.85%
-----------------------------------------------------------------------------------------------------------------------
   CLASS B
      Actual                                                  $ 1,000.00      $ 1,019.20       $ 8.10         1.60%
      Hypothetical (5% Return before expenses)                $ 1,000.00      $ 1,017.05       $ 8.09         1.60%
-----------------------------------------------------------------------------------------------------------------------
   CLASS C
      Actual                                                  $ 1,000.00      $ 1,019.50       $ 8.10         1.60%
      Hypothetical (5% Return before expenses)                $ 1,000.00      $ 1,017.05       $ 8.09         1.60%
-----------------------------------------------------------------------------------------------------------------------
   ADMINISTRATOR CLASS
      Actual                                                  $ 1,000.00      $ 1,023.40       $ 3.30         0.65%
      Hypothetical (5% Return before expenses)                $ 1,000.00      $ 1,021.81       $ 3.29         0.65%
-----------------------------------------------------------------------------------------------------------------------
   WELLS FARGO ADVANTAGE STRATEGIC INCOME FUND
-----------------------------------------------------------------------------------------------------------------------
   CLASS A
      Actual                                                  $ 1,000.00      $   975.70       $ 5.45         1.10%
      Hypothetical (5% Return before expenses)                $ 1,000.00      $ 1,019.55       $ 5.57         1.10%
-----------------------------------------------------------------------------------------------------------------------
   CLASS B
      Actual                                                  $ 1,000.00      $   971.20       $ 9.14         1.85%
      Hypothetical (5% Return before expenses)                $ 1,000.00      $ 1,015.79       $ 9.35         1.85%
-----------------------------------------------------------------------------------------------------------------------
   CLASS C
      Actual                                                  $ 1,000.00      $   971.10       $ 9.14         1.85%
      Hypothetical (5% Return before expenses)                $ 1,000.00      $ 1,015.79       $ 9.35         1.85%
-----------------------------------------------------------------------------------------------------------------------
   WELLS FARGO ADVANTAGE TOTAL RETURN BOND FUND
-----------------------------------------------------------------------------------------------------------------------
   CLASS A
      Actual                                                  $ 1,000.00      $ 1,045.20       $ 4.61         0.90%
      Hypothetical (5% Return before expenses)                $ 1,000.00      $ 1,020.56       $ 4.56         0.90%
-----------------------------------------------------------------------------------------------------------------------
   CLASS B
      Actual                                                  $ 1,000.00      $ 1,041.30       $ 8.44         1.65%
      Hypothetical (5% Return before expenses)                $ 1,000.00      $ 1,016.80       $ 8.34         1.65%
-----------------------------------------------------------------------------------------------------------------------
   CLASS C
      Actual                                                  $ 1,000.00      $ 1,042.30       $ 8.45         1.65%
      Hypothetical (5% Return before expenses)                $ 1,000.00      $ 1,016.80       $ 8.34         1.65%
-----------------------------------------------------------------------------------------------------------------------
   CLASS Z
      Actual                                                  $ 1,000.00      $ 1,045.40       $ 4.87         0.95%
      Hypothetical (5% Return before expenses)                $ 1,000.00      $ 1,020.31       $ 4.81         0.95%
-----------------------------------------------------------------------------------------------------------------------
   ADMINISTRATOR CLASS
      Actual                                                  $ 1,000.00      $ 1,046.70       $ 3.59         0.70%
      Hypothetical (5% Return before expenses)                $ 1,000.00      $ 1,021.56       $ 3.55         0.70%
-----------------------------------------------------------------------------------------------------------------------
   INSTITUTIONAL CLASS
      Actual                                                  $ 1,000.00      $ 1,049.00       $ 2.16         0.42%
      Hypothetical (5% Return before expenses)                $ 1,000.00      $ 1,022.96       $ 2.13         0.42%
-----------------------------------------------------------------------------------------------------------------------

Fund Expenses (Unaudited)                  Wells Fargo Advantage Income Funds 29


-----------------------------------------------------------------------------------------------------------------------
                                                              Beginning         Ending       Expenses
                                                            Account Value   Account Value   Paid During    Net Annual
   WELLS FARGO ADVANTAGE ULTRA-SHORT DURATION BOND FUND       06-01-2007      11-30-2007      Period 1    Expense Ratio
-----------------------------------------------------------------------------------------------------------------------
   CLASS A
      Actual                                                  $ 1,000.00      $ 1,004.90       $ 3.92         0.78%
      Hypothetical (5% Return before expenses)                $ 1,000.00      $ 1,021.16       $ 3.95         0.78%
-----------------------------------------------------------------------------------------------------------------------
   CLASS B
      Actual                                                  $ 1,000.00      $ 1,001.10       $ 7.68         1.53%
      Hypothetical (5% Return before expenses)                $ 1,000.00      $ 1,017.40       $ 7.74         1.53%
-----------------------------------------------------------------------------------------------------------------------
   CLASS C
      Actual                                                  $ 1,000.00      $ 1,002.20       $ 7.68         1.53%
      Hypothetical (5% Return before expenses)                $ 1,000.00      $ 1,017.40       $ 7.74         1.53%
-----------------------------------------------------------------------------------------------------------------------
   CLASS Z
      Actual                                                  $ 1,000.00      $ 1,004.60       $ 4.12         0.82%
      Hypothetical (5% Return before expenses)                $ 1,000.00      $ 1,020.96       $ 4.15         0.82%
-----------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
(1) Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

30 Wells Fargo Advantage Income Funds

                         Portfolio of Investments--November 30, 2007 (Unaudited)


DIVERSIFIED BOND FUND
--------------------------------------------------------------------------------

 FACE/SHARE
     AMOUNT  SECURITY NAME                                                                                             VALUE
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS: 79.98%
         NA  WELLS FARGO ADVANTAGE INFLATION-PROTECTED BOND PORTFOLIO                                             $    6,321,536
         NA  WELLS FARGO ADVANTAGE MANAGED FIXED INCOME PORTFOLIO                                                     44,443,926
         NA  WELLS FARGO ADVANTAGE TOTAL RETURN BOND PORTFOLIO                                                        12,699,910

TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $62,562,186)                                                  63,465,372
                                                                                                                  --------------

TOTAL INVESTMENTS IN SECURITIES
(COST $62,562,186)*                                               99.99%                                          $   63,465,372

OTHER ASSETS AND LIABILITIES, NET                                  0.01                                                    6,397
                                                                 ------                                           --------------

TOTAL NET ASSETS                                                 100.00%                                          $   63,471,769
                                                                 ------                                           --------------

--------------------------------------------------------------------------------

* Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

      The accompanying notes are an integral part of these financial statements.

Portfolio of Investments--November 30, 2007 (Unaudited)

                                          Wells Fargo Advantage Income Funds  31


HIGH YIELD BOND FUND
--------------------------------------------------------------------------------

  PRINCIPAL  SECURITY NAME                                                         INTEREST RATE  MATURITY DATE        VALUE
ASSET BACKED SECURITIES: 0.59%
$   500,000  DB MASTER FINANCE LLC SERIES 2006-1 CLASS M1++                            8.29%        06/20/2031    $      505,695

TOTAL ASSET BACKED SECURITIES (COST $499,992)                                                                            505,695

                                                                                                                  --------------
CORPORATE BONDS & NOTES: 76.85%

AGRICULTURAL PRODUCTION CROPS: 1.34%
    200,000  DOLE FOOD COMPANY INCORPORATED                                            7.25         06/15/2010           183,000
    425,000  DOLE FOOD COMPANY INCORPORATED                                            8.63         05/01/2009           416,500
    600,000  DOLE FOOD COMPANY INCORPORATED<<                                          8.88         03/15/2011           559,500

                                                                                                                       1,159,000
                                                                                                                  --------------
AGRICULTURAL PRODUCTION LIVESTOCK & ANIMAL SPECIALIZED: 0.57%
    300,000  PILGRIM'S PRIDE CORPORATION                                               7.63         05/01/2015           294,000
    200,000  PILGRIM'S PRIDE CORPORATION<<                                             8.38         05/01/2017           196,000

                                                                                                                         490,000
                                                                                                                  --------------
AMUSEMENT & RECREATION SERVICES: 0.60%
    530,000  SPEEDWAY MOTORSPORTS INCORPORATED                                         6.75         06/01/2013           519,400
                                                                                                                  --------------
APPAREL & ACCESSORY STORES: 0.94%
    600,000  PAYLESS SHOESOURCE INCORPORATED                                           8.25         08/01/2013           558,000
    250,000  PHILLIPS VAN-HEUSEN CORPORATION                                           7.25         02/15/2011           250,000

                                                                                                                         808,000
                                                                                                                  --------------
AUTOMOTIVE DEALERS & GASOLINE SERVICE STATIONS: 1.80%
    510,000  ASBURY AUTOMOTIVE GROUP INCORPORATED                                      7.63         03/15/2017           461,550
    125,000  GROUP 1 AUTOMOTIVE INCORPORATED                                           8.25         08/15/2013           123,125
    575,000  SONIC AUTOMOTIVE INCORPORATED SERIES B<<                                  8.63         08/15/2013           568,531
    425,000  UNITED AUTO GROUP INCORPORATED                                            7.75         12/15/2016           403,750

                                                                                                                       1,556,956
                                                                                                                  --------------
AUTOMOTIVE REPAIR, SERVICES & PARKING: 0.39%
     50,000  ALLISON TRANSMISSION INCORPORATED<<++                                    11.00         11/01/2015            48,125
    220,000  ALLISON TRANSMISSION INCORPORATED++                                      11.25         11/01/2015           205,150
    135,000  NEFF CORPORATION<<                                                       10.00         06/01/2015            81,000

                                                                                                                         334,275
                                                                                                                  --------------

BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS: 0.40%
    100,000  ESCO CORPORATION++                                                        8.63         12/15/2013           100,500
    250,000  ESCO CORPORATION+/-++                                                     9.57         12/15/2013           247,500

                                                                                                                         348,000
                                                                                                                  --------------
BUSINESS SERVICES: 5.16%
    350,000  AFFINITY GROUP INCORPORATED                                               9.00         02/15/2012           330,750
     50,000  AFFINITY GROUP INCORPORATED@@                                            10.88         02/15/2012            50,000
    485,000  FIRST DATA CORPORATION<<++                                                9.88         09/24/2015           451,050
    550,000  KAR HOLDINGS INCORPORATED++                                              10.00         05/01/2015           499,125
    300,000  LAMAR MEDIA CORPORATION++                                                 6.63         08/15/2015           285,000
    350,000  NCO GROUP INCORPORATED                                                   11.88         11/15/2014           336,000
    475,000  OPEN SOLUTIONS INCORPORATED++                                             9.75         02/01/2015           441,750
    700,000  SEAGATE TECHNOLOGY HDD HOLDINGS                                           6.80         10/01/2016           689,500
    200,000  SUNGARD DATA SYSTEMS INCORPORATED                                         3.75         01/15/2009           193,000
    550,000  SUNGARD DATA SYSTEMS INCORPORATED                                         9.13         08/15/2013           559,625
    600,000  SUNGARD DATA SYSTEMS INCORPORATED<<                                      10.25         08/15/2015           618,000

                                                                                                                       4,453,800
                                                                                                                  --------------

32  Wells Fargo Advantage Income Funds

                         Portfolio of Investments--November 30, 2007 (Unaudited)


HIGH YIELD BOND FUND
--------------------------------------------------------------------------------

  PRINCIPAL  SECURITY NAME                                                         INTEREST RATE  MATURITY DATE        VALUE
CASINO & GAMING: 2.41%
$   250,000  CHUKCHANSI ECONOMIC DEVELOPMENT AUTHORITY++                               8.00%        11/15/2013    $      245,000
    120,000  CHUKCHANSI ECONOMIC DEVELOPMENT AUTHORITY+/-++                            8.24         11/15/2012           117,000
    400,000  MGM MIRAGE INCORPORATED                                                   6.00         10/01/2009           396,000
    200,000  MTR GAMING GROUP INCORPORATED SERIES B                                    9.00         06/01/2012           190,000
    480,000  PENN NATIONAL GAMING INCORPORATED                                         6.88         12/01/2011           478,800
    100,000  RIVER ROCK ENTERTAINMENT AUTHORITY                                        9.75         11/01/2011           103,000
    425,000  SAN PASQUAL CASINO++                                                      8.00         09/15/2013           418,625
    134,000  WYNN LAS VEGAS LLC                                                        6.63         12/01/2014           129,980

                                                                                                                       2,078,405
                                                                                                                  --------------

CHEMICALS & ALLIED PRODUCTS: 1.86%
    131,000  EQUISTAR CHEMICALS LP/EQUISTAR FUNDING CORPORATION                       10.13         09/01/2008           135,585
    150,000  HUNTSMAN INTERNATIONAL LLC                                                7.88         11/15/2014           160,875
    265,000  INNOPHOS INCORPORATED                                                     8.88         08/15/2014           263,675
    167,000  LYONDELL CHEMICAL COMPANY                                                 8.00         09/15/2014           189,128
    278,000  LYONDELL CHEMICAL COMPANY                                                 8.25         09/15/2016           325,955
    250,000  MOSAIC COMPANY++                                                          7.38         12/01/2014           263,750
    250,000  MOSAIC COMPANY<<++                                                        7.63         12/01/2016           267,500

                                                                                                                       1,606,468
                                                                                                                  --------------

COMMUNICATIONS: 15.18%
    320,000  AMERICAN TOWER CORPORATION++                                              7.00         10/15/2017           325,600
    640,000  BARRINGTON BROADCASTING GROUP LLC AND BARRINGTON BROADCASTING            10.50         08/15/2014           649,600
             CAPITAL CORPORATION
    600,000  CENTENNIAL COMMUNICATIONS CORPORATION<<                                  10.00         01/01/2013           624,000
  1,245,000  CHARTER COMMUNICATION OPT LLC CAPITAL++                                   8.00         04/30/2012         1,216,988
    525,000  CHARTER COMMUNICATION OPT LLC CAPITAL++                                   8.38         04/30/2014           514,500
    325,000  CITIZENS COMMUNICATIONS COMPANY                                           7.05         10/01/2046           264,875
     35,000  CITIZENS COMMUNICATIONS COMPANY                                           7.13         03/15/2019            33,425
    450,000  CRICKET COMMUNICATIONS INCORPORATED                                       9.38         11/01/2014           418,500
    275,000  CSC HOLDINGS INCORPORATED                                                 7.88         12/15/2007           275,000
     50,000  DIRECTV HOLDINGS/FINANCE                                                  6.38         06/15/2015            48,375
    500,000  DIRECTV HOLDINGS/FINANCE                                                  8.38         03/15/2013           518,750
    200,000  DOBSON CELLULAR SYSTEMS INCORPORATED                                      8.38         11/01/2011           214,500
    400,000  DOBSON CELLULAR SYSTEMS INCORPORATED                                      9.88         11/01/2012           437,000
    380,000  DOBSON COMMUNICATIONS CORPORATION<<                                       8.88         10/01/2013           408,500
    250,000  DOBSON COMMUNICATIONS CORPORATION+/-                                      9.61         10/15/2012           255,000
    350,000  ECHOSTAR DBS CORPORATION                                                  7.13         02/01/2016           364,438
    300,000  FISHER COMMUNICATIONS INCORPORATED                                        8.63         09/15/2014           304,500
    395,000  INTELSAT CORPORATION                                                      9.00         06/15/2016           400,925
    660,000  L-3 COMMUNICATIONS CORPORATION                                            6.38         10/15/2015           653,400
    250,000  LBI MEDIA INCORPORATED++                                                  8.50         08/01/2017           241,250
    825,000  METROPCS WIRELESS INCORPORATED                                            9.25         11/01/2014           781,688
    705,000  PANAMSAT CORPORATION                                                      9.00         08/15/2014           715,575
    155,000  QWEST COMMUNICATIONS INTERNATIONAL INCORPORATED                           7.25         02/15/2011           153,450
    785,000  QWEST COMMUNICATIONS INTERNATIONAL INCORPORATED SERIES B                  7.50         02/15/2014           779,113
    150,000  QWEST CORPORATION                                                         7.50         10/01/2014           151,875
    480,000  QWEST CORPORATION                                                         7.63         06/15/2015           489,600
    200,000  RURAL CELLULAR CORPORATION                                                8.25         03/15/2012           207,500
  1,305,000  RURAL CELLULAR CORPORATION                                                9.88         02/01/2010         1,353,938
    300,000  TIME WARNER TELECOMMUNICATION HOLDINGS                                    9.25         02/15/2014           306,750

                                                                                                                      13,108,615
                                                                                                                  --------------

CONSUMER SERVICES: 0.33%
    300,000  ALLIS-CHALMERS ENERGY INCORPORATED                                        8.50         03/01/2017           288,000
                                                                                                                  --------------

Portfolio of Investments--November 30, 2007 (Unaudited)

                                          Wells Fargo Advantage Income Funds  33


HIGH YIELD BOND FUND
--------------------------------------------------------------------------------

  PRINCIPAL  SECURITY NAME                                                         INTEREST RATE  MATURITY DATE        VALUE
DEPOSITORY INSTITUTIONS: 1.06%
$   950,000  CHEVY CHASE BANK FSB                                                      6.88%        12/01/2013    $      912,000
                                                                                                                  --------------

EATING & DRINKING PLACES: 3.34%
     75,000  BEVERAGES & MORE INCORPORATED++                                           9.25         03/01/2012            75,938
    400,000  DENNY'S CORPORATION/HOLDINGS INCORPORATED                                10.00         10/01/2012           396,000
  1,400,000  O'CHARLEYS INCORPORATED                                                   9.00         11/01/2013         1,386,000
  1,050,000  REAL MEX RESTAURANTS INCORPORATED<<ss.                                   10.00         04/01/2010         1,029,000

                                                                                                                       2,886,938
                                                                                                                  --------------

ELECTRIC, GAS & SANITARY SERVICES: 5.16%
    350,000  ALLIED WASTE NORTH AMERICA<<                                              6.38         04/15/2011           345,625
    300,000  ALLIED WASTE NORTH AMERICA                                                6.50         11/15/2010           300,375
    100,000  EL PASO CORPORATION                                                       6.88         06/15/2014           100,293
    475,000  EL PASO CORPORATION                                                       7.00         06/15/2017           476,031
    450,000  EL PASO PERFORMANCE-LINKED TRUST++                                        7.75         07/15/2011           471,254
    350,000  FERRELLGAS PARTNERS LP                                                    6.75         05/01/2014           339,500
    100,000  NEVADA POWER COMPANY SERIES M                                             5.95         03/15/2016           100,521
    200,000  NEVADA POWER COMPANY SERIES O                                             6.50         05/15/2018           207,386
    125,000  NORTHWEST PIPELINE CORPORATION                                            7.00         06/15/2016           135,781
    605,000  NRG ENERGY INCORPORATED                                                   7.25         02/01/2014           591,388
    700,000  NRG ENERGY INCORPORATED                                                   7.38         02/01/2016           686,000
    200,000  NRG ENERGY INCORPORATED                                                   7.38         01/15/2017           195,500
    300,000  SIERRA PACIFIC POWER COMPANY                                              6.00         05/15/2016           303,590
    200,000  SIERRA PACIFIC POWER COMPANY SERIES P                                     6.75         07/01/2037           206,304

                                                                                                                       4,459,548
                                                                                                                  --------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
EQUIPMENT: 0.39%
    325,000  BALDOR ELECTRIC COMPANY                                                   8.63         02/15/2017           333,125
                                                                                                                  --------------

ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES: 1.06%
    400,000  CORNELL COMPANIES INCORPORATED                                           10.75         07/01/2012           427,000
    500,000  LVB ACQUISITION MERGER SUB INCORPORATED++                                11.63         10/15/2017           493,125

                                                                                                                         920,125
                                                                                                                  --------------

FOOD & KINDRED PRODUCTS: 1.16%
    100,000  CONSTELLATION BRANDS INCORPORATED                                         7.25         09/01/2016            93,500
    125,000  DEAN FOODS COMPANY                                                        6.90         10/15/2017           108,438
    650,000  REYNOLDS AMERICAN INCORPORATED                                            7.63         06/01/2016           709,613
     95,000  SMITHFIELD FOODS INCORPORATED                                             7.75         07/01/2017            92,150

                                                                                                                       1,003,701
                                                                                                                  --------------

HEALTH SERVICES: 3.68%
    770,000  COMMUNITY HEALTH SYSTEMS INCORPORATED SERIES WI                           8.88         07/15/2015           777,700
    250,000  HCA INCORPORATED                                                          9.13         11/15/2014           255,625
    950,000  HCA INCORPORATED                                                          9.25         11/15/2016           983,250
    200,000  SUN HEALTHCARE GROUP INCORPORATED                                         9.13         04/15/2015           200,500
    675,000  TENET HEALTHCARE CORPORATION                                              6.38         12/01/2011           607,500
    160,000  TENET HEALTHCARE CORPORATION                                              6.88         11/15/2031           119,200
    240,000  UNITED SURGICAL PARTNERS INTERNATIONAL INCORPORATED                       8.88         05/01/2017           234,000

                                                                                                                       3,177,775
                                                                                                                  --------------

HOLDING & OTHER INVESTMENT OFFICES: 1.13%
     85,000   BONTEN MEDIA ACQUISTITION COMPANY++@@                                    9.00         06/01/2015            75,225
    905,000   SHERIDAN ACQUISITION CORPORATION                                        10.25         08/15/2011           905,000

                                                                                                                         980,225
                                                                                                                  --------------

34  Wells Fargo Advantage Income Funds

                         Portfolio of Investments--November 30, 2007 (Unaudited)


HIGH YIELD BOND FUND
--------------------------------------------------------------------------------

  PRINCIPAL  SECURITY NAME                                                         INTEREST RATE  MATURITY DATE        VALUE
INSURANCE AGENTS, BROKERS & SERVICE: 0.48%
$   500,000  USI HOLDINGS CORPORATION++                                                9.75%        05/15/2015    $      417,500
                                                                                                                  --------------
INSURANCE CARRIERS: 0.97%
    400,000  CENTENE CORPORATION                                                       7.25         04/01/2014           390,000
    450,000  MULTIPLAN INCORPORATED++                                                 10.38         04/15/2016           450,000

                                                                                                                         840,000
                                                                                                                  --------------
JUSTICE, PUBLIC ORDER & SAFETY: 1.47%
    625,000  CORRECTIONS CORPORATION OF AMERICA                                        6.25         03/15/2013           617,188
    130,000  CORRECTIONS CORPORATION OF AMERICA                                        6.75         01/31/2014           130,488
    525,000  GEO GROUP INCORPORATED                                                    8.25         07/15/2013           525,000

                                                                                                                       1,272,676
                                                                                                                  --------------
LOCAL & SUB-TRANSIT & INTERURBAN HIGHWAY PASS TRANSPORTATION: 0.57%
    515,000  RURAL METRO CORPORATION                                                   9.88         03/15/2015           494,400
                                                                                                                  --------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC,
MEDICAL & OPTICAL GOODS: 0.79%
    700,000  COOPER COMPANIES INCORPORATED                                             7.13         02/15/2015           679,000
                                                                                                                  --------------
METAL MINING: 1.16%
    150,000  FREEPORT-MCMORAN COPPER & GOLD INCORPORATED                               8.25         04/01/2015           160,125
    780,000  FREEPORT-MCMORAN COPPER & GOLD INCORPORATED                               8.38         04/01/2017           842,400

                                                                                                                       1,002,525
                                                                                                                  --------------
MISCELLANEOUS MANUFACTURING INDUSTRIES: 0.94%
    860,000  ALH FINANCE LLC/ALH FINANCE CORPORATION<<                                 8.50         01/15/2013           808,400
                                                                                                                  --------------
MISCELLANEOUS RETAIL: 1.02%
    375,000  AMERIGAS PARTNERS LP                                                      7.13         05/20/2016           360,000
    360,000  AMERIGAS PARTNERS LP                                                      7.25         05/20/2015           349,200
    200,000  RITE AID CORPORATION++                                                    9.50         06/15/2017           172,000

                                                                                                                         881,200
                                                                                                                  --------------
MOTION PICTURES: 1.12%
    650,000  AMC ENTERTAINMENT INCORPORATED SERIES B                                   8.63         08/15/2012           664,625
    602,000  MUZAK FINANCE CORPORATION LLC(i)                                         13.00         03/15/2010           301,753

                                                                                                                         966,378
                                                                                                                  --------------
MOTOR FREIGHT TRANSPORTATION & WAREHOUSING: 0.08%
     70,000  TRAILER BRIDGE INCORPORATED(i)                                            9.25         11/15/2011            69,913
                                                                                                                  --------------
NON-DEPOSITORY CREDIT INSTITUTIONS: 4.08%
    230,000  CONSOLIDATED COMMUNICATIONS ILLINOIS TEXAS HOLDINGS INCORPORATED          9.75         04/01/2012           235,750
    400,000  FORD MOTOR CREDIT COMPANY                                                 7.25         10/25/2011           361,100
    845,000  FORD MOTOR CREDIT COMPANY LLC                                             7.00         10/01/2013           738,012
    550,000  FORD MOTOR CREDIT COMPANY LLC                                             8.00         12/15/2016           481,222
    100,000  GENERAL MOTORS ACCEPTANCE CORPORATION LLC SERIES MTN                      4.38         12/10/2007            99,914
    450,000  GMAC LLC                                                                  6.75         12/01/2014           370,188
  1,020,000  GMAC LLC                                                                  8.00         11/01/2031           865,432
    375,000  NSG HOLDINGS LLC/NSG HOLDINGS INCORPORATED++                              7.75         12/15/2025           370,313

                                                                                                                       3,521,931
                                                                                                                  --------------
OIL & GAS EXTRACTION: 3.64%
    350,000  CALFRAC HOLDINGS LP<<++                                                   7.75         02/15/2015           335,125
    150,000  CHESAPEAKE ENERGY CORPORATION<<                                           6.63         01/15/2016           145,500
    650,000  CHESAPEAKE ENERGY CORPORATION<<                                           6.88         11/15/2020           622,375

Portfolio of Investments--November 30, 2007 (Unaudited)

                                          Wells Fargo Advantage Income Funds  35


HIGH YIELD BOND FUND
--------------------------------------------------------------------------------

  PRINCIPAL  SECURITY NAME                                                         INTEREST RATE  MATURITY DATE        VALUE
OIL & GAS EXTRACTION (continued)
$   120,000  HILCORP ENERGY++                                                          7.75%        11/01/2015    $      116,100
    225,000  MARKWEST ENERGY PARTNERS LP SERIES B                                      8.50         07/15/2016           225,563
  1,700,000  SABINE PASS LNG LP                                                        7.50         11/30/2016         1,606,500
    100,000  SWIFT ENERGY COMPANY                                                      7.13         06/01/2017            94,500

                                                                                                                       3,145,663
                                                                                                                  --------------
PAPER & ALLIED PRODUCTS: 0.96%
    300,000  GRAHAM PACKAGING COMPANY INCORPORATED<<                                   9.88         10/15/2014           275,250
    600,000  NEENAH PAPER INCORPORATED                                                 7.38         11/15/2014           558,000

                                                                                                                         833,250
                                                                                                                  --------------
PERSONAL SERVICES: 1.27%
    350,000  MAC-GRAY CORPORATION                                                      7.63         08/15/2015           341,250
    100,000  SERVICE CORPORATION INTERNATIONAL                                         7.63         10/01/2018            99,250
    700,000  SERVICE CORPORATION INTERNATIONAL SERIES WI                               7.50         06/15/2017           659,750

                                                                                                                       1,100,250
                                                                                                                  --------------
PETROLEUM REFINING & RELATED INDUSTRIES: 0.09%
     75,000  HILCORP ENERGY LP HILCORP FINANCE COMPANY++                               9.00         06/01/2016            76,500
                                                                                                                  --------------
PIPELINES: 1.20%
    300,000  KINDER MORGAN INCORPORATED                                                7.45         03/01/2049           265,781
    400,000  WILLIAMS COMPANIES INCORPORATED+/-++                                      7.23         10/01/2010           406,000
    300,000  WILLIAMS COMPANIES INCORPORATED                                           8.75         03/15/2032           362,250

                                                                                                                       1,034,031
                                                                                                                  --------------
PRINTING, PUBLISHING & ALLIED INDUSTRIES: 2.09%
    511,000  DEX MEDIA WEST LLC/DEX MEDIA WEST FINANCE COMPANY SERIES B                9.88         08/15/2013           530,801
    650,000  IDEARC INCORPORATED                                                       8.00         11/15/2016           607,750
    100,000  NIELSEN FINANCE LLC NIELSEN FINANCE COMPANY                              10.00         08/01/2014           101,750
    350,000  NIELSEN FINANCE LLC NIELSEN FINANCE COMPANY3                             11.19         08/01/2016           242,375
    340,000  R.H. DONNELLEY CORPORATION SERIES A-3                                     8.88         01/15/2016           321,300

                                                                                                                       1,803,976
                                                                                                                  --------------
REAL ESTATE: 1.07%
    200,000  HOST MARRIOTT LP                                                          7.13         11/01/2013           200,500
    225,000  HOST MARRIOTT LP SERIES M                                                 7.00         08/15/2012           225,000
    500,000  HOST MARRIOTT LP SERIES Q                                                 6.75         06/01/2016           496,250

                                                                                                                         921,750
                                                                                                                  --------------
REAL ESTATE INVESTMENT TRUSTS (REITS): 0.93%
    850,000  BF SAUL REIT                                                              7.50         03/01/2014           807,500
                                                                                                                  --------------
RENTAL AUTO/EQUIPMENT: 0.54%
    500,000  H&E EQUIPMENT SERVICES INCORPORATED<<                                     8.38         07/15/2016           462,500
                                                                                                                  --------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 0.58%
    510,000  NUVEEN INVESTMENT INCORPORATED<<++                                       10.50         11/15/2015           503,625
                                                                                                                  --------------
STONE, CLAY, GLASS & CONCRETE PRODUCTS: 1.06%
    400,000  CROWN CORK & SEAL COMPANY INCORPORATED<<                                  8.00         04/15/2023           370,000
    525,000  OWENS-BROCKWAY GLASS CONTAINER INCORPORATED                               8.25         05/15/2013           543,375

                                                                                                                         913,375
                                                                                                                  --------------
TRANSPORTATION BY AIR: 0.17%
    150,650  CONTINENTAL AIRLINES INCORPORATED SERIES 00-1                             8.50         05/01/2011           149,144
                                                                                                                  --------------

36  Wells Fargo Advantage Income Funds

                         Portfolio of Investments--November 30, 2007 (Unaudited)


HIGH YIELD BOND FUND
--------------------------------------------------------------------------------

  PRINCIPAL  SECURITY NAME                                                         INTEREST RATE  MATURITY DATE        VALUE
TRANSPORTATION EQUIPMENT: 1.57%
$   185,000  ALTRA INDUSTRIAL MOTION INCORPORATED                                      9.00%        12/01/2011    $      185,925
     40,000  ALTRA INDUSTRIAL MOTION INCORPORATED                                      9.00         12/01/2011            40,200
    275,000  FORD MOTOR COMPANY                                                        7.45         07/16/2031           207,625
    960,000  GENERAL MOTORS CORPORATION<<                                              8.38         07/15/2033           796,800
    125,000  TRANSDIGM INCORPORATED                                                    7.75         07/15/2014           126,250

                                                                                                                       1,356,800
                                                                                                                  --------------
TRANSPORTATION SERVICES: 0.08%
     75,000  SABRE HOLDINGS CORPORATION                                                8.35         03/15/2016            65,625
                                                                                                                  --------------
WATER TRANSPORTATION: 0.96%
    450,000  GULFMARK OFFSHORE INCORPORATED                                            7.75         07/15/2014           454,500
    385,000  OVERSEAS SHIPHOLDING GROUP                                                7.50         02/15/2024           373,931

                                                                                                                         828,431
                                                                                                                  --------------

TOTAL CORPORATE BONDS & NOTES (COST $68,203,996)                                                                      66,380,699
                                                                                                                  --------------
FOREIGN CORPORATE BONDS@: 2.52%
     75,000  ABITIBI CONSOLIDATED INCORPORATED                                         5.25         06/20/2008            73,125
    180,000  ABITIBI CONSOLIDATED INCORPORATED                                         6.95         04/01/2008           176,850
    425,000  INTELSAT BERMUDA LIMITED                                                 11.25         06/15/2016           439,875
    825,000  INTELSAT LIMITED                                                          5.25         11/01/2008           816,750
     35,000  KINDER MORGAN FINANCE COMPANY ULC                                         6.40         01/05/2036            29,079
    325,000  NXP BV/NXP FUNDING LLC<<                                                  9.50         10/15/2015           295,750
    365,000  VIDEOTRON LTEE                                                            6.88         01/15/2014           349,488

TOTAL FOREIGN CORPORATE BONDS (COST $2,223,487)                                                                        2,180,917
                                                                                                                  --------------
TERM LOANS: 16.47%
    156,130  ALLIED WASTE INDUSTRIES INCORPORATED TERM LOAN                            6.83         03/28/2014           148,812
     93,870  ALLIED WASTE INDUSTRIES INCORPORATED TERM LOAN                            8.25         03/28/2014            89,529
    250,000  AZ CHEMICAL US INCORPORATED 2ND LIEN TERM LOAN                           10.86         02/28/2014           211,250
     77,676  BALDOR ELECTRIC COMPANY TERM LOAN                                         6.97         01/31/2014            75,942
  1,246,247  CALPINE CORPORATION DIP TERM LOAN B                                       7.48         03/29/2009         1,215,611
    650,000  CHARTER COMMUNICATIONS CORPORATION 3RD LIEN TERM LOAN                     7.86         03/01/2014           600,847
    175,000  CHARTER COMMUNICATIONS OPERATING LLC 1ST LIEN (REFINANCE) TERM
             LOAN+/-                                                                   7.36         03/06/2014           163,086
    122,736  COVANTA ENERGY CORPORATION SYNTHETIC LOC TERM LOAN                        5.03         02/02/2014           117,060
    250,032  COVANTA ENERGY CORPORATION TERM LOAN B                                    6.88         02/02/2014           238,468
    831,250  CSC HOLDINGS INCORPORATED TERM LOAN+/-                                    6.87         03/23/2013           787,260
    825,000  DELPHI CORPORATION TERM LOAN C                                            7.44         12/31/2007           820,872
    201,563  DOMTAR CORPORATION TERM LOAN+/-                                           6.47         03/05/2014           192,672
    500,000  DYNEGY HOLDINGS INCORPORATED SYNTHETIC LOC TERM LOAN                      6.32         04/02/2013           468,440
    500,000  EMDEON BUSINESS SERVICES LLC 2ND LIEN TERM LOAN+/-                       10.20         05/16/2014           478,750
  1,092,963  GEORGIA-PACIFIC TERM LOAN B2                                              7.37         12/20/2012         1,036,945
    397,000  HCA INCORPORATED SERIES B TERM LOAN                                       7.45         11/14/2013           380,227
    495,003  IDEARC INCORPORATED TERM LOAN                                             7.12         11/09/2014           472,832
    125,000  KEPLER HOLDINGS TERM LOAN                                                10.70         06/30/2009           123,750
    706,169  KEY ENERGY SERVICES TERM LOAN+/-                                          7.88         06/30/2012           703,521
    174,944  NIELSEN FINANCE LLC TERM LOAN+/-                                          6.90         08/09/2013           166,197
    351,811  NRG ENERGY INCORPORATED TERM LOAN B1+/-                                   6.95         02/01/2013           334,002
    146,421  NRG ENERGY INCORPORATED TERM LOAN L+/-                                    6.85         02/02/2011           139,649
    148,125  OSHKOSH TRUCK CORPORATION TERM LOAN                                       7.11         12/06/2013           142,416
    500,000  RAILAMERICA INCORPORATED T1 RRA TERM LOAN                                 7.81         08/14/2008           486,250
    250,000  REYNOLDS & Reynolds Company Term Loan                                     7.53         10/24/2012           240,625
    496,554  RIVERDEEP INTERACTIVE LEARNING TERM LOAN                                  7.95         12/20/2013           492,105
    250,000  SANDRIDGE ENERGY INCORPORATED SENIOR SECURED TERM LOAN+/-                 8.63         04/01/2015           248,125

Portfolio of Investments--November 30, 2007 (Unaudited)

                                          Wells Fargo Advantage Income Funds  37


HIGH YIELD BOND FUND
--------------------------------------------------------------------------------

  PRINCIPAL  SECURITY NAME                                                         INTEREST RATE  MATURITY DATE        VALUE
TERM LOANS (continued)
$    68,016  SEMINOLE TRIBE OF FL TERM LOAN B-1 DELAY DRAW TERM LOAN                     6.91%      03/05/2014     $      66,614
    229,555  SEMINOLE TRIBE OF FL TERM LOAN B-2 DELAY DRAW TERM LOAN                     6.88       03/05/2014           224,821
    227,429  SEMINOLE TRIBE OF FL TERM LOAN B-3 DELAY DRAW TERM LOAN                     6.87       03/05/2014           222,740
    146,232  SUNGARD ADD-ON TERM LOAN B+/-                                               7.36       02/28/2014           138,920
    601,732  SUNGARD DATA SYSTEMS TERM LOAN B                                            7.36       02/11/2013           579,546
    450,000  THE GOODYEAR TIRE & RUBBER COMPANY 2ND LIEN TERM LOAN+/-                    6.85       04/30/2014           420,750
    790,000  TOYS R US TERM LOAN+/-                                                      8.13       12/01/2008           763,338
     24,194  UNITED SURGICAL PARTNERS INTERNATIONAL INCORPORATED DELAY DRAW
             TERM LOAN                                                                   4.67       04/19/2014            22,863
    125,177  UNITED SURGICAL PARTNERS INTERNATIONAL INCORPORATED TERM LOAN B             7.38       04/19/2014           118,293
    667,016  WASTE SERVICES INCORPORATED TRANCHE B TERM LOAN+/-                          7.38       04/30/2011           647,005
    463,125  WESTERN REFINING INCORPORATED TERM LOAN B+/-                                6.57       03/07/2014           444,600

TOTAL TERM LOANS (COST $14,761,653)                                                                                   14,224,733
                                                                                                                  --------------

  SHARES
PREFERRED STOCKS: 0.00%
          1  ION MEDIA NETWORKS INCORPORATED@@                                                                             1,405

TOTAL PREFERRED STOCKS (COST $1,688)                                                                                       1,405
                                                                                                                  --------------
COLLATERAL FOR SECURITIES LENDING: 9.79%

COLLATERAL INVESTED IN MONEY MARKET FUNDS: 0.06%
     52,490  PREMIUM ASSET TRUST+/-                                                                                       52,490
                                                                                                                  --------------

  PRINCIPAL
COLLATERAL INVESTED IN OTHER ASSETS: 9.73%
$    29,394  AMSTEL FUNDING CORPORATION                                                  4.82       12/04/2007            29,390
     23,096  ATOMIUM FUNDING LLC++                                                       5.10       12/04/2007            23,093
     52,490  BANCO SANTANDER TOTTA LOAN+/-++                                             4.67       10/15/2008            52,384
     52,490  BANK OF IRELAND SERIES EXTC+/-++                                            4.86       10/14/2008            52,389
    191,693  BARCLAYS REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY VALUE
             $191,770)                                                                   4.84       12/03/2007           191,693
     41,992  BARTON CAPITAL CORPORATION++                                                5.06       12/12/2007            41,942
    104,980  BEAR STEARNS & COMPANY INCORPORATED INTERNATIONAL REPURCHASE
             AGREEMENT - 102% COLLATERALIZED (MATURITY VALUE $105,021)                   4.74       12/03/2007           104,980
    454,142  BEAR STEARNS & COMPANY INCORPORATED REPURCHASE AGREEMENT - 102%
             COLLATERALIZED (MATURITY VALUE $454,323)                                    4.79       12/03/2007           454,142
     41,992  BNP PARIBAS+/-                                                              4.85       11/07/2008            41,992
     94,482  BRYANT PARK FUNDING LLC                                                     5.01       12/31/2007            94,127
     56,011  BRYANT PARK FUNDING LLC                                                     5.06       12/13/2007            55,937
     16,797  CHARIOT FUNDING LLC++                                                       4.70       12/05/2007            16,792
    114,270  CHARIOT FUNDING LLC                                                         5.02       12/28/2007           113,887
    136,473  CHEYNE FINANCE LLC+/-++^^                                                   4.61       02/25/2008           122,826
    104,980  CHEYNE FINANCE LLC+/-++^^                                                   4.67       05/19/2008            94,482
     20,996  CIT GROUP INCORPORATED+/-                                                   5.67       12/19/2007            20,959
    622,243  CITIGROUP REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY VALUE        4.77       12/03/2007           622,243
             $622,490)
    125,976  CLIPPER RECEIVABLES CORPORATION                                             4.75       12/03/2007           125,976
    113,378  CLIPPER RECEIVABLES CORPORATION++                                           5.13       12/14/2007           113,214
     10,498  COMERICA BANK+/-                                                            4.67       02/08/2008            10,477
    159,569  CRC FUNDING LLC++                                                           4.90       12/05/2007           159,527
    524,898  CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT - 102% COLLATERALIZED
             (MATURITY  VALUE $525,108)                                                  4.79       12/03/2007           524,898
     52,490  CULLINAN FINANCE CORPORATION+/-++                                           4.57       02/12/2008            52,370
    157,469  CULLINAN FINANCE CORPORATION+/-++                                           4.76       08/04/2008           156,432
    125,976  CULLINAN FINANCE CORPORATION+/-++                                           4.77       02/25/2008           125,976
     35,693  ERASMUS CAPITAL CORPORATION++                                               5.15       12/03/2007            35,693

38  Wells Fargo Advantage Income Funds

                         Portfolio of Investments--November 30, 2007 (Unaudited)


HIGH YIELD BOND FUND
--------------------------------------------------------------------------------

  PRINCIPAL  SECURITY NAME                                                         INTEREST RATE  MATURITY DATE        VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$    62,988  FAIRWAY FINANCE CORPORATION++                                               4.73%       12/06/2007   $       62,963
     83,984  FAIRWAY FINANCE CORPORATION++                                               5.03        12/10/2007           83,907
    157,469  FALCON ASSET SECURITIZATION CORPORATION                                     5.02        12/24/2007          157,032
     14,697  FCAR OWNER TRUST SERIES I                                                   4.91        12/13/2007           14,678
    209,959  FIVE FINANCE INCORPORATED+/-++                                              5.18        07/09/2008          208,265
     50,390  GALLEON CAPITAL LLC                                                         4.82        12/07/2007           50,364
    209,959  GALLEON CAPITAL LLC++                                                       4.90        12/04/2007          209,932
      2,729  GOLDMAN SACHS & COMPANY REPURCHASE AGREEMENT - 102% COLLATERALIZED
             (MATURITY VALUE $2,730)                                                     4.76        12/03/2007            2,729
      2,729  GREENWICH CAPITAL HOLDINGS REPURCHASE AGREEMENT - 102% COLLATERALIZED
             (MATURITY VALUE $2,730)                                                     4.76        12/03/2007            2,729
     20,996  HARRIER FINANCE FUNDING LLC+/-                                              4.81        04/25/2008           20,996
     52,490  HARRIER FINANCE FUNDING LLC+/-++                                            5.20        01/11/2008           52,421
    104,980  HUDSON-THAMES LLC+/-++                                                      5.67        06/16/2008          104,304
    136,473  ING (USA) ANNUITY & LIFE INSURANCE COMPANY+/-                               4.73        08/16/2008          136,473
     52,490  INTESA BANK (IRELAND) PLC SERIES BKNT+/-++                                  4.80        10/24/2008           52,395
  1,115,513  JPMORGAN CHASE SECURITIES CORPORATION REPURCHASE AGREEMENT - 102%
             COLLATERALIZED (MATURITY VALUE $1,115,958)                                  4.79        12/03/2007        1,115,513
    120,727  KESTREL FUNDING US LLC+/-++                                                 4.76        02/25/2008          120,637
     20,996  KESTREL FUNDING US LLC+/-                                                   4.81        04/25/2008           20,996
    107,342  KITTY HAWK FUNDING CORPORATION                                              4.74        12/06/2007          107,300
     22,184  LIBERTY STREET FUNDING CORPORATION++                                        5.20        12/03/2007           22,184
    104,980  LINKS FINANCE LLC+/-++                                                      4.76        08/15/2008          104,041
    155,370  LIQUID FUNDING LIMITED+/-++                                                 5.70        06/11/2008          155,390
      6,913  MERRILL LYNCH & COMPANY INCORPORATED REPURCHASE AGREEMENT - 102%
             COLLATERALIZED (MATURITY VALUE $6,916)                                      4.75        12/03/2007            6,913
     41,992  MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY
             VALUE $42,009)                                                              4.77        12/03/2007           41,992
    481,622  MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY
             VALUE $481,813)                                                             4.77        12/03/2007          481,622
      9,711  MORGAN STANLEY SERIES EXL+/-                                                4.78        10/15/2008            9,711
     33,593  NEWPORT FUNDING CORPORATION++                                               4.72        12/03/2007           33,593
    104,980  NORTHERN ROCK PLC+/-++                                                      4.71        10/03/2008          103,868
     59,838  PREMIUM ASSET TRUST+/-++                                                    5.33        12/21/2007           59,826
      8,493  RACERS TRUST SERIES 2004-6-MM+/-++                                          4.93        03/22/2008            8,493
     83,984  RANGER FUNDING CORPORATION++                                                4.86        12/17/2007           83,829
     75,585  SEDNA FINANCE INCORPORATED+/-++                                             4.63        04/10/2008           75,281
     53,540  SHIPROCK FINANCE SERIES 2007-4A+/-++                                        4.72        04/11/2008           53,540
     52,490  SKANDINAVISKA ENSKILDA BANKEN AB (NEW YORK)+/-                              4.67        02/04/2008           52,405
     40,942  SKANDINAVISKA ENSKILDA BANKEN AB (NEW YORK)+/-                              4.79        02/29/2008           40,917
     41,992  SLM CORPORATION+/-++                                                        4.66        05/12/2008           41,676
     94,482  SOLITAIRE FUNDING LLC                                                       4.99        12/26/2007           94,191
    104,980  SOLITAIRE FUNDING LLC                                                       4.99        12/31/2007          104,586
    104,980  STANFIELD VICTORIA FUNDING LLC+/-++                                         4.88        02/15/2008          104,175
     65,087  STANFIELD VICTORIA FUNDING LLC+/-++                                         5.23        04/03/2008           64,311
     12,138  THE TRAVELERS INSURANCE COMPANY+/-                                          4.74        02/08/2008           12,137
    167,967  THUNDER BAY FUNDING INCORPORATED                                            4.77        12/03/2007          167,967
     52,490  UNICREDITO ITALIANO BANK (IRELAND)+/-                                       4.67        10/14/2008           52,412
     52,490  UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+/-++                          4.69        10/08/2008           52,428
    104,980  VERSAILLES CDS LLC                                                          4.97        12/05/2007          104,952
     62,988  VERSAILLES CDS LLC                                                          5.11        12/11/2007           62,922
     90,282  VICTORIA FINANCE LLC+/-++^^                                                 4.76        07/28/2008           88,210
     52,490  VICTORIA FINANCE LLC+/-++^^                                                 4.78        08/07/2008           52,490
    104,980  WHITE PINE FINANCE LLC+/-++                                                 4.98        02/22/2008          104,666

                                                                                                                       8,402,183
                                                                                                                  --------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $8,478,821)                                                              8,454,673
                                                                                                                  --------------

Portfolio of Investments--November 30, 2007 (Unaudited)

                                          Wells Fargo Advantage Income Funds  39


HIGH YIELD BOND FUND
--------------------------------------------------------------------------------

    SHARES   SECURITY NAME                                                                                            VALUE
SHORT-TERM INVESTMENTS: 0.21%
    182,059  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                         $      182,059
                                                                                                                  --------------

TOTAL SHORT-TERM INVESTMENTS (COST $182,059)                                                                             182,059
                                                                                                                  --------------

TOTAL INVESTMENTS IN SECURITIES
(COST $94,351,696)*                                      106.43%                                                  $   91,930,181

OTHER ASSETS AND LIABILITIES, NET                         (6.43)                                                      (5,557,729)
                                                         ------                                                   --------------

TOTAL NET ASSETS                                         100.00%                                                  $   86,372,452
                                                         ------                                                   --------------

--------------------------------------------------------------------------------
 <<   All or a portion of this security is on loan. (See Note 2)

+/-   Variable rate investments.

 ++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

 @@ Payment-in-kind (PIK) securities are securities in which the issuer may make interest or dividend payments in cash or additional securities. These additional securities generally have the same terms as the original holdings.

 ^^ This security is currently in default with regard to scheduled interest and/or principal payments.

ss. These securities are subject to a demand feature which reduces the effective maturity.

  ^   Zero coupon bond. Interest rate presented is yield to maturity.

  @   Foreign bond principal is denominated in US dollars.

(i)   Illiquid security.

@@@   Stepped coupon bond. Interest rate presented is yield to maturity.

  +   Non-income earning securities.

  ~ This Wells Fargo Advantage Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Advantage Money Market Fund. The Fund does not pay an investment advisory fee for such investments.

+++   Security of an affiliate of the Fund with a cost of $182,059.

  * Cost for federal income tax purposes is substantially the same as for financial purposes.

      The accompanying notes are an integral part of these financial statements.

40 Wells Fargo Advantage Income Funds

                         Portfolio of Investments--November 30, 2007 (Unaudited)


INCOME PLUS FUND
--------------------------------------------------------------------------------

  PRINCIPAL  SECURITY NAME                                                         INTEREST RATE  MATURITY DATE       VALUE
AGENCY NOTES - INTEREST BEARING: 7.54%
$ 1,795,000  FHLMC<<                                                                    5.13%       08/23/2010    $    1,859,810
  2,080,000  FNMA<<                                                                     4.75        11/19/2012         2,145,183

TOTAL AGENCY NOTES - INTEREST BEARING (COST $3,912,497)                                                                4,004,993
                                                                                                                  --------------
AGENCY SECURITIES: 34.34%

FEDERAL HOME LOAN MORTGAGE CORPORATION: 2.82%
    399,421  FHLMC #1J1263<<+/-                                                         5.85        01/01/2036           406,018
      1,842  FHLMC #C00922                                                              8.00        02/01/2030             1,972
    385,199  FHLMC #H01396                                                              6.50        02/01/2036           393,686
    690,000  FHLMC%%                                                                    6.00        12/01/2037           700,350

                                                                                                                       1,502,026
                                                                                                                  --------------

FEDERAL NATIONAL MORTGAGE ASSOCIATION: 31.51%
    604,923  FNMA #915784                                                               6.50        07/01/2037           618,441
    390,000  FNMA                                                                       6.00        05/15/2011           418,057
    772,157  FNMA                                                                       6.50        07/01/2037           789,411
    448,331  FNMA # 886087                                                              6.50        07/01/2036           461,175
  1,697,631  FNMA #725715<<                                                             5.50        08/01/2034         1,703,308
  1,380,659  FNMA #735230<<                                                             5.50        02/01/2035         1,385,277
    291,204  FNMA #831621                                                               7.00        07/01/2036           302,281
    847,630  FNMA #863727<<+/-                                                          5.34        01/01/2036           861,132
    514,924  FNMA #886686+/-                                                            6.16        08/01/2036           524,901
    479,789  FNMA #888022<<                                                             5.00        02/01/2036           470,698
  1,037,758  FNMA #888538<<                                                             5.50        01/01/2037         1,040,144
    350,409  FNMA #892283<<+/-                                                          5.86        09/01/2036           355,917
    436,519  FNMA #894157                                                               6.50        10/01/2036           449,025
    305,270  FNMA #894199                                                               6.50        10/01/2036           314,015
    257,770  FNMA #895998                                                               6.50        07/01/2036           265,155
    185,106  FNMA #900560                                                               6.50        09/01/2036           190,409
    197,240  FNMA #902200                                                               6.50        11/01/2036           202,891
    832,851  FNMA #918447                                                               5.50        05/01/2022           842,621
    295,000  FNMA #943768                                                               6.50        10/01/2037           301,592
    549,998  FNMA #953472                                                               6.50        10/01/2037           562,288
    820,000  FNMA%%                                                                     5.00        12/01/2036           803,600
  1,265,000  FNMA%%                                                                     5.50        12/01/2021         1,279,625
  1,005,000  FNMA%%                                                                     6.00        12/01/2037         1,021,330
  1,539,000  FNMA%%                                                                     6.50        12/01/2037         1,582,765

                                                                                                                      16,746,058
                                                                                                                  --------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION: 0.01%
      3,013  GNMA #516121                                                               7.50        12/15/2029             3,215
                                                                                                                  --------------

TOTAL AGENCY SECURITIES (COST $17,982,966)                                                                            18,251,299
                                                                                                                  --------------
ASSET BACKED SECURITIES: 4.08%
    380,000  CAPITAL AUTO RECEIVABLES ASSET TRUST SERIES 2007-4 CLASS A3B+/-            4.63        11/15/2011           380,000
    430,000  CHASE ISSUANCE TRUST SERIES 2005-A6 CLASS A6+/-                            4.72        07/15/2014           425,091
    285,000  CITIBANK CREDIT CARD ISSUANCE TRUST SERIES 2005-C1 CLASS C1                5.50        03/24/2017           272,777
    258,562  COUNTRYWIDE HOME EQUITY LOAN TRUST SERIES 2005-I CLASS 2A+/-               4.88        02/15/2036           252,309
    495,000  FIRST NATIONAL MASTER NOTE TRUST SERIES 2007-2 CLASS A+/-                  5.54        11/15/2012           495,000
    346,000  MBNA CREDIT CARD MASTER NOTE TRUST SERIES 2006-A4 CLASS A4+/-              4.64        09/15/2011           344,883

TOTAL ASSET BACKED SECURITIES (COST $2,195,143)                                                                        2,170,060
                                                                                                                  --------------

Portfolio of Investments--November 30, 2007 (Unaudited)

                                           Wells Fargo Advantage Income Funds 41


INCOME PLUS FUND
--------------------------------------------------------------------------------

  PRINCIPAL  SECURITY NAME                                                         INTEREST RATE  MATURITY DATE       VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS: 12.80%
$ 5,974,981  BANK OF AMERICA COMMERCIAL MORTGAGE INCORPORATED SERIES
               2004-4 CLASS XP+/-(c)                                                    0.85%       07/10/2042    $      110,270
    352,749  BANK OF AMERICA MORTGAGE SECURITIES SERIES 2005-H CLASS 2A3+/-             4.80        09/25/2035           349,550
    397,230  CHASE MORTGAGE FINANCE CORPORATION SERIES 2005-A1 CLASS 2A2+/-             5.24        12/25/2035           395,338
    500,000  CITIGROUP MORTGAGE LOAN TRUST INCORPORATED SERIES 2006-NCB1
               CLASS 2A2+/-                                                             4.77        05/15/2036           462,017
      8,232  CITIGROUP MORTGAGE LOAN TRUST INCORPORATED SERIES 2006-WF1
               CLASS A2A                                                                5.70        03/25/2036             8,207
    202,008  COUNCOUNTRYWIDE ALTERNATIVE LOAN TRUST SERIES 2006-0C8 CLASS
               2A1C+/-                                                                  4.85        11/25/2036           200,826
    205,117  COUNTRYWIDE HOME LOANS MORTGAGE PASS-THROUGH SERIES
               2006-HYB1 CLASS 2A2A+/-                                                  5.54        03/20/2036           204,204
    355,000  CREDIT SUISSE MORTGAGE CAPITAL CERTIFICATES SERIES 2006-C3
               CLASS A3+/-                                                              5.83        06/15/2038           366,114
  3,152,568  CS FIRST BOSTON MORTGAGE SECURITIES CORPORATION SERIES
               1998-C2 CLASS AX+/-(c)                                                   1.08        11/15/2030            29,127
    289,785  FIRST UNION NATIONAL BANK COMMERCIAL MORTGAGE SERIES
               1999-C4 CLASS A2                                                         7.39        12/15/2031           301,071
    597,000  FNMA GRANTOR TRUST SERIES 2001-T11 CLASS B                                 5.50        09/25/2011           615,054
    321,560  FNMA WHOLE LOAN SERIES 2003-W8 CLASS 4A+/-                                 6.42        11/25/2042           330,127
    485,000  GNMA SERIES 2007-12 CLASS C<<+/-                                           5.28        04/16/2041           472,756
    345,703  GNMA SERIES 2007-34 CLASS A<<                                              4.27        11/16/2026           342,466
    265,000  GREENWICH CAPITAL COMMERCIAL FUNDING CORPORATION SERIES
               2006-GG7 CLASS A4+/-                                                     5.91        07/10/2038           274,935
    406,844  JPMORGAN ALTERNATIVE LOAN TRUST SERIES 2005-S1 CLASS 3A1                   5.50        10/25/2020           402,301
    396,667  JPMORGAN ALTERNATIVE LOAN TRUST SERIES 2006-A4 CLASS A2+/-                 5.95        09/25/2036           388,048
    345,000  JPMORGAN CHASE COMMERCIAL MORTGAGE SECURITY+/-                             5.79        02/12/2049           351,398
    468,234  JPMORGAN MORTGAGE TRUST SERIES 2005-A5 CLASS 3A1+/-                        5.38        08/25/2035           463,275
  2,864,654  MACH ONE TRUST COMMERCIAL MORTGAGE BACKED SERIES 2004-1
               CLASS X+/-(c)++                                                          1.39        05/28/2040            92,872
  2,172,943  MORGAN STANLEY CAPITAL I SERIES 2004-RR2 CLASS X+/-(c)++                   1.19        10/28/2033            55,714
     24,691  SACO I TRUST SERIES 2005-2 CLASS A+/-++                                    4.99        04/25/2035            21,866
    239,049  SALOMON BROTHERS MORTGAGE SECURITIES VII SERIES 2000-C2
               CLASS A2                                                                 7.46        07/18/2033           249,169
    305,000  TIAA REAL ESTATE CDO LIMITED SERIES 2007-C4 CLASS A3+/-                    6.10        06/15/2049           314,714

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $6,907,416)                                                            6,801,419
                                                                                                                  --------------
CORPORATE BONDS & NOTES: 20.97%

AGRICULTURAL PRODUCTION CROPS: 0.26%
    140,000  CARGILL INCORPORATED SERIES 144 A++                                        6.00        11/27/2017           140,310
                                                                                                                  --------------
BUSINESS SERVICES: 0.37%
    100,000  DELUXE CORPORATION                                                         7.38        06/01/2015            99,250
    100,000  LAMAR MEDIA CORPORATION++                                                  6.63        08/15/2015            95,000

                                                                                                                         194,250
                                                                                                                  --------------
CASINO & GAMING: 0.38%
    100,000  MGM MIRAGE INCORPORATED                                                    7.63        01/15/2017            99,500
    100,000  TURNING STONE CASINO RESORT ENTERPRISE++                                   9.13        12/15/2010           100,500

                                                                                                                         200,000
                                                                                                                  --------------
COAL MINING: 0.15%
     85,000  FOUNDATION PA COAL COMPANY<<                                               7.25        08/01/2014            81,813
                                                                                                                  --------------
COMMUNICATIONS: 3.26%
    100,000  AMERICAN TOWER CORPORATION++                                               7.00        10/15/2017           101,750
    215,000  AT&T INCORPORATED<<                                                        6.50        09/01/2037           226,467
    100,000  CITIZENS COMMUNICATIONS COMPANY                                            6.25        01/15/2013            96,625
    210,000  COMCAST CORPORATION                                                        5.88        02/15/2018           209,454
    105,000  CSC HOLDINGS INCORPORATED SERIES B                                         7.63        04/01/2011           102,900
    180,000  EMBARQ CORPORATION                                                         8.00        06/01/2036           190,242
    100,000  L-3 COMMUNICATIONS CORPORATION                                             6.38        10/15/2015            99,000
    200,000  QWEST CORPORATION+/-                                                       8.94        06/15/2013           205,500
    175,000  VERIZON (FLORIDA) INCORPORATED SERIES F                                    6.13        01/15/2013           180,447
    195,000  VERIZON (VIRGINIA) INCORPORATED SERIES A                                   4.63        03/15/2013           188,402
     45,000  WINDSTREAM CORPORATION                                                     8.13        08/01/2013            46,294
     80,000  WINDSTREAM CORPORATION                                                     8.63        08/01/2016            83,000

                                                                                                                       1,730,081
                                                                                                                  --------------

42 Wells Fargo Advantage Income Funds

                         Portfolio of Investments--November 30, 2007 (Unaudited)


INCOME PLUS FUND
--------------------------------------------------------------------------------

  PRINCIPAL  SECURITY NAME                                                         INTEREST RATE  MATURITY DATE       VALUE
DEPOSITORY INSTITUTIONS: 2.09%
$   185,000  CITIGROUP INCORPORATED                                                     5.00%       09/15/2014    $      177,605
     50,000  JPMORGAN CHASE & COMPANY<<                                                 5.13        09/15/2014            49,219
    200,000  JPMORGAN CHASE & COMPANY                                                   6.63        03/15/2012           210,528
    240,000  TIAA GLOBAL MARKETS INCORPORATED++                                         5.13        10/10/2012           248,263
    430,000  WACHOVIA CORPORATION                                                       5.75        06/15/2017           423,944

                                                                                                                       1,109,559
                                                                                                                  --------------
EATING & DRINKING PLACES: 0.29%
    155,000  ARAMARK CORPORATION                                                        8.50        02/01/2015           155,581
                                                                                                                  --------------
ELECTRIC, GAS & SANITARY SERVICES: 4.25%
    100,000  ALLIED WASTE NORTH AMERICA INCORPORATED                                    7.13        05/15/2016            99,750
    220,000  AMEREN CORPORATION                                                         5.40        02/01/2016           218,296
    150,000  CAROLINA POWER & LIGHT COMPANY                                             5.15        04/01/2015           149,826
    315,000  CENTERPOINT ENERGY HOUSTON ELECTRIC LLC SERIES J2                          5.70        03/15/2013           321,461
    135,000  CONSUMERS ENERGY COMPANY                                                   5.15        02/15/2017           131,919
     95,000  EDISON MISSION ENERGY                                                      7.75        06/15/2016            95,950
    100,000  NEVADA POWER COMPANY SERIES L                                              5.88        01/15/2015           100,610
    225,000  NEVADA POWER COMPANY SERIES M                                              5.95        03/15/2016           226,172
     95,000  NRG ENERGY INCORPORATED                                                    7.38        02/01/2016            93,100
    120,000  PUBLIC SERVICE COMPANY OF COLORADO                                         7.88        10/01/2012           136,285
    140,000  SOUTHERN CALIFORNIA EDISON COMPANY                                         4.65        04/01/2015           135,865
    170,000  SOUTHWESTERN ELECTRIC POWER                                                4.90        07/01/2015           161,042
    160,000  TENNESSEE GAS PIPELINE COMPANY                                             8.38        06/15/2032           188,616
    185,000  WASTE MANAGEMENT INCORPORATED                                              7.38        08/01/2010           197,475

                                                                                                                       2,256,367
                                                                                                                  --------------
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT: 0.19%
    100,000  BALL CORPORATION                                                           6.63        03/15/2018            98,750
                                                                                                                  --------------
FOOD & KINDRED PRODUCTS: 0.32%
    170,000  BUNGE LIMITED FINANCE CORPORATION                                          5.35        04/15/2014           169,255
                                                                                                                  --------------
FOOD STORES: 1.07%
    135,000  KROGER COMPANY                                                             6.75        04/15/2012           144,963
    185,000  SAFEWAY INCORPORATED<<                                                     7.25        02/01/2031           204,073
    205,000  YUM! BRANDS INCORPORATED                                                   7.70        07/01/2012           221,628

                                                                                                                         570,664
                                                                                                                  --------------
HEALTH SERVICES: 0.51%
    150,000  DAVITA INCORPORATED                                                        7.25        03/15/2015           145,875
    120,000  HCA INCORPORATED                                                           9.25        11/15/2016           124,200

                                                                                                                         270,075
                                                                                                                  --------------
HOLDING & OTHER INVESTMENT OFFICES: 0.29%
    165,000  ERP OPERATING LP                                                           5.13        03/15/2016           156,244
                                                                                                                  --------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 0.28%
    100,000  CASE NEW HOLLAND INCORPORATED                                              7.13        03/01/2014            99,750
     50,000  GRANT PRIDECO INCORPORATED SERIES B                                        6.13        08/15/2015            51,250

                                                                                                                         151,000
                                                                                                                  --------------
INSURANCE CARRIERS: 0.29%
    150,000  ING (USA) GLOBAL FUNDING TRUST                                             4.50        10/01/2010           152,416
                                                                                                                  --------------
LEGAL SERVICES: 0.19%
    100,000  FTI CONSULTING INCORPORATED                                                7.75        10/01/2016           103,750
                                                                                                                  --------------

Portfolio of Investments--November 30, 2007 (Unaudited)

                                           Wells Fargo Advantage Income Funds 43


INCOME PLUS FUND
--------------------------------------------------------------------------------

  PRINCIPAL  SECURITY NAME                                                         INTEREST RATE  MATURITY DATE       VALUE
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL
  GOODS: 0.31%
$   155,000  XEROX CORPORATION                                                          6.88%       08/15/2011    $      165,783
                                                                                                                  --------------
MISCELLANEOUS RETAIL: 0.36%
    186,161  CVS LEASE PASS-THROUGH SERIES T++                                          6.04        12/10/2028           190,059
                                                                                                                  --------------
NON-DEPOSITORY CREDIT INSTITUTIONS: 1.11%
    150,000  FORD MOTOR CREDIT COMPANY LLC                                              8.00        12/15/2016           131,242
    220,000  GENERAL ELECTRIC CAPITAL CORPORATION SERIES GMTN                           6.15        08/07/2037           235,389
    115,000  GMAC LLC                                                                   8.00        11/01/2031            97,573
    125,000  HSBC FINANCE CORPORATION<<                                                 5.90        06/19/2012           127,329

                                                                                                                         591,533
                                                                                                                  --------------
OIL & GAS EXTRACTION: 1.17%
    185,000  CHESAPEAKE ENERGY CORPORATION                                              6.38        06/15/2015           177,600
    140,000  PRIDE INTERNATIONAL INCORPORATED                                           7.38        07/15/2014           143,500
    125,000  RANGE RESOURCES CORPORATION                                                7.50        05/15/2016           126,563
    175,000  XTO ENERGY INCORPORATED                                                    5.30        06/30/2015           174,245

                                                                                                                         621,908
                                                                                                                  --------------
PAPER & ALLIED PRODUCTS: 0.49%
     85,000  APPLETON PAPERS INCORPORATED SERIES B                                      9.75        06/15/2014            83,194
     95,000  GREIF INCORPORATED                                                         6.75        02/01/2017            90,013
     90,000  P.H. GLATFELTER COMPANY                                                    7.13        05/01/2016            88,200

                                                                                                                         261,407
                                                                                                                  --------------
PERSONAL SERVICES: 0.18%
    100,000  SERVICE CORPORATION INTERNATIONAL SERIES WI                                7.00        06/15/2017            94,250
                                                                                                                  --------------
PETROLEUM REFINING & RELATED INDUSTRIES: 0.19%
    100,000  TESORO CORPORATION++                                                       6.50        06/01/2017            98,750
                                                                                                                  --------------
PIPELINES: 1.12%
    245,000  ENTERPRISE PRODUCTS OPERATING LP                                           6.30        09/15/2017           252,168
    225,000  PLAINS ALL AMERICAN PIPELINE LP                                            6.65        01/15/2037           231,759
    100,000  WILLIAMS COMPANIES INCORPORATED                                            7.63        07/15/2019           110,750

                                                                                                                         594,677
                                                                                                                  --------------
PRIMARY METAL INDUSTRIES: 0.18%
    100,000  BELDEN CDT INCORPORATED                                                    7.00        03/15/2017            98,250
                                                                                                                  --------------
RAILROAD TRANSPORTATION: 0.20%
    100,000  CANADIAN NATIONAL RAILWAY COMPANY                                          6.38        10/15/2011           106,516
                                                                                                                  --------------
REAL ESTATE INVESTMENT TRUSTS (REITS): 0.85%
    150,000  INTERNATIONAL LEASE FINANCE CORPORATION SERIES MTN                         5.65        06/01/2014           152,554
     95,000  RECKSON OPERATING PARTNERSHIP LP                                           6.00        03/31/2016            90,888
    120,000  ROUSE COMPANY LP++                                                         6.75        05/01/2013           111,942
    100,000  VENTAS REALTY LP<<                                                         6.75        04/01/2017            98,750

                                                                                                                         454,134
                                                                                                                  --------------
RENTAL AUTO/EQUIPMENT: 0.18%
    100,000  AVIS BUDGET CAR RENTAL LLC                                                 7.75        05/15/2016            94,375
                                                                                                                  --------------
TOBACCO PRODUCTS: 0.20%
    100,000  REYNOLDS AMERICAN INCORPORATED                                             6.75        06/15/2017           104,878
                                                                                                                  --------------

44 Wells Fargo Advantage Income Funds

                         Portfolio of Investments--November 30, 2007 (Unaudited)


INCOME PLUS FUND
--------------------------------------------------------------------------------

  PRINCIPAL  SECURITY NAME                                                         INTEREST RATE  MATURITY DATE       VALUE
TRANSPORTATION EQUIPMENT: 0.24%
$   120,000  DAIMLERCHRYSLER NA HOLDING CORPORATION                                     7.75%       01/18/2011    $      128,194
                                                                                                                  --------------

TOTAL CORPORATE BONDS & NOTES (COST $11,176,811)                                                                      11,144,829
                                                                                                                  --------------
FOREIGN CORPORATE BONDS@: 3.34%
    160,000  BRITISH TELECOM PLC                                                        9.13        12/15/2030           214,350
    175,000  ENCANA CORPORATION                                                         6.63        08/15/2037           182,382
    100,000  FMC FINANCE III SA++                                                       6.88        07/15/2017            98,000
    205,000  GRUPO TELEVISA SA                                                          6.63        03/18/2025           209,583
    265,000  HSBC HOLDINGS PLC                                                          6.50        09/15/2037           249,415
    100,000  INEOS GROUP HOLDINGS PLC<<++                                               8.50        02/15/2016            90,000
     75,000  MUFG CAPITAL FINANCING 1 LIMITED+/-                                        6.35        07/29/2049            72,008
    140,000  NOVELIS INCORPORATED                                                       7.25        02/15/2015           130,550
    150,000  ROGERS WIRELESS INCORPORATED                                               6.38        03/01/2014           155,492
    190,000  TELEFONICA EMISIONES SAU                                                   5.98        06/20/2011           195,591
    175,000  TELEFONOS DE MEXICO SA                                                     4.50        11/19/2008           174,982

TOTAL FOREIGN CORPORATE BONDS (COST $1,787,941)                                                                        1,772,353
                                                                                                                  --------------
FOREIGN GOVERNMENT BONDS@: 0.23%
    120,000  UNITED MEXICAN STATES                                                      5.63        01/15/2017           121,680

TOTAL FOREIGN GOVERNMENT BONDS (COST $119,082)                                                                           121,680
                                                                                                                  --------------
US TREASURY SECURITIES: 15.82%

US TREASURY BILLS: 1.32%
    700,000  US TREASURY BILL<<                                                         4.63        03/31/2008           703,336
                                                                                                                  --------------
US TREASURY BONDS: 3.08%
    495,000  US TREASURY BOND<<                                                         4.75        02/15/2037           522,650
    295,000  US TREASURY BOND<<                                                         7.13        02/15/2023           384,353
    524,000  US TREASURY BOND<<                                                         8.13        08/15/2021           727,705

                                                                                                                       1,634,708
                                                                                                                  --------------
US TREASURY NOTES: 11.42%
  2,070,000  US TREASURY NOTE<<                                                         3.88        10/31/2012         2,112,694
  1,390,000  US TREASURY NOTE<<                                                         4.25        11/15/2013         1,442,017
  2,460,000  US TREASURY NOTE<<                                                         4.25        11/15/2017         2,516,504

                                                                                                                       6,071,215
                                                                                                                  --------------

TOTAL US TREASURY SECURITIES (COST $8,182,294)                                                                         8,409,259
                                                                                                                  --------------
COLLATERAL FOR SECURITIES LENDING: 37.30%

COLLATERAL INVESTED IN OTHER ASSETS: 37.30%
    273,468  ALPINE SECURITIZATION CORPORATION++                                        4.70        12/04/2007           273,433
        771  AMERICAN GENERAL FINANCE CORPORATION+/-                                    5.33        01/18/2008               771
     63,108  AMSTEL FUNDING CORPORATION                                                 5.20        12/04/2007            63,100
     42,072  ASPEN FUNDING CORPORATION                                                  4.99        12/27/2007            41,937
    280,480  ATLAS CAPITAL FUNDING CORPORATION+/-++                                     4.78        04/25/2008           280,421
    280,480  ATOMIUM FUNDING LLC++                                                      5.10        12/04/2007           280,444
    631,080  BARCLAYS REPURCHASE AGREEMENT - 102% COLLATERALIZED
             (MATURITY VALUE $631,335)                                                  4.84        12/03/2007           631,080
     70,120  BARTON CAPITAL CORPORATION++                                               4.75        12/07/2007            70,084
    350,600  BASF FINANCE EUROPE NV+/-++                                                5.17        10/17/2008           350,099
    350,600  BEAR STEARNS & COMPANY INCORPORATED INTERNATIONAL REPURCHASE
             AGREEMENT - 102% COLLATERALIZED (MATURITY VALUE $350,738)                  4.74        12/03/2007           350,600

Portfolio of Investments--November 30, 2007 (Unaudited)

                                           Wells Fargo Advantage Income Funds 45


INCOME PLUS FUND
--------------------------------------------------------------------------------

  PRINCIPAL  SECURITY NAME                                                         INTEREST RATE  MATURITY DATE       VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$ 1,051,801  BEAR STEARNS & COMPANY INCORPORATED REPURCHASE AGREEMENT -
             102% COLLATERALIZED (MATURITY VALUE $1,052,221)                            4.79%       12/03/2007    $    1,051,801
    210,360  BNP PARIBAS+/-                                                             4.85        11/07/2008           210,360
  1,402,401  BNP PARIBAS REPURCHASE AGREEMENT - 102% COLLATERALIZED
             (MATURITY VALUE $1,402,958)                                                4.77        12/03/2007         1,402,401
    490,840  CHARIOT FUNDING LLC++                                                      4.70        12/05/2007           490,713
    147,252  CHARIOT FUNDING LLC                                                        5.02        12/28/2007           146,759
    199,842  CHEYNE FINANCE LLC+/-++^^                                                  4.61        02/25/2008           179,858
     70,120  CIT GROUP INCORPORATED+/-                                                  5.67        12/19/2007            69,995
  1,402,401  CITIGROUP REPURCHASE AGREEMENT - 102% COLLATERALIZED
             (MATURITY VALUE $1,402,958)                                                4.77        12/03/2007         1,402,401
    399,684  CLIPPER RECEIVABLES CORPORATION                                            4.75        12/03/2007           399,684
    252,432  CLIPPER RECEIVABLES CORPORATION++                                          5.13        12/14/2007           252,066
    350,600  CRC FUNDING LLC++                                                          4.90        12/05/2007           350,509
    157,770  CREDIT AGRICOLE SA+/-                                                      5.02        02/25/2008           157,764
  1,753,001  CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT - 102%
             COLLATERALIZED (MATURITY VALUE $1,753,701)                                 4.79        12/03/2007         1,753,001
    175,300  CULLINAN FINANCE CORPORATION+/-++                                          4.76        08/04/2008           174,145
    140,240  FAIRWAY FINANCE CORPORATION++                                              4.73        12/06/2007           140,185
    238,408  FAIRWAY FINANCE CORPORATION++                                              5.03        12/10/2007           238,191
    182,312  FALCON ASSET SECURITIZATION CORPORATION                                    5.02        12/24/2007           181,805
    245,420  GALLEON CAPITAL LLC                                                        4.82        12/07/2007           245,293
    280,480  GALLEON CAPITAL LLC++                                                      4.90        12/04/2007           280,444
    112,192  GENERAL ELECTRIC CAPITAL ASSURANCE COMPANY+/-                              4.74        06/16/2008           112,192
    245,420  ING (USA) ANNUITY & LIFE INSURANCE COMPANY+/-                              4.73        08/16/2008           245,420
    252,432  KESTREL FUNDING US LLC+/-++                                                4.76        02/25/2008           252,245
    525,900  KITTY HAWK FUNDING CORPORATION                                             4.74        12/06/2007           525,695
    525,900  LIQUID FUNDING LIMITED+/-++                                                5.70        06/11/2008           525,969
      7,012  M&I MARSHALL & ILSLEY BANK SERIES BKNT+/-                                  4.84        02/15/2008             7,005
  1,402,401  MERRILL LYNCH & COMPANY INCORPORATED REPURCHASE AGREEMENT -
             102% COLLATERALIZED (MATURITY VALUE $1,402,956)                            4.75        12/03/2007         1,402,401
      5,259  MERRILL LYNCH & COMPANY INCORPORATED SERIES MTNB+/-                        5.45        01/02/2008             5,257
    175,300  METLIFE GLOBAL FUNDING I+/-++                                              4.71        10/21/2008           174,927
    105,180  MORGAN STANLEY+/-                                                          4.76        04/07/2008           105,180
    525,084  MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED
             (MATURITY VALUE $525,293)                                                  4.77        12/03/2007           525,084
    560,960  MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED
             (MATURITY VALUE $561,183)                                                  4.77        12/03/2007           560,960
    107,810  MORGAN STANLEY SERIES EXL+/-                                               4.78        10/15/2008           107,810
    175,300  NATEXIS BANQUES POPULAIRES+/-++                                            4.90        09/08/2008           175,300
     49,084  OLD LINE FUNDING CORPORATION++                                             5.06        12/17/2007            48,994
    124,814  PREMIUM ASSET TRUST+/-++                                                   5.29        07/15/2008           124,789
    329,249  RACERS TRUST SERIES 2004-6-MM+/-++                                         4.93        03/22/2008           329,249
    273,468  RANGER FUNDING CORPORATION++                                               4.86        12/17/2007           272,965
     49,084  SCALDIS CAPITAL LIMITED                                                    5.06        12/14/2007            49,013
    140,240  SLM CORPORATION+/-++                                                       4.66        05/12/2008           139,185
    210,360  SOLITAIRE FUNDING LLC                                                      4.99        12/26/2007           209,712
    308,528  SOLITAIRE FUNDING LLC                                                      4.99        12/31/2007           307,371
    280,480  STANFIELD VICTORIA FUNDING LLC+/-++                                        5.23        04/03/2008           277,134
    163,793  THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED++                       4.90        12/07/2007           163,708
    134,764  THE TRAVELERS INSURANCE COMPANY+/-                                         4.74        02/08/2008           134,761
    701,200  TRANSAMERICA OCCIDENTAL LIFE INSURANCE+/-                                  4.89        08/01/2008           701,200
    175,300  UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+/-++                         4.69        10/08/2008           175,095
     37,865  UNICREDITO ITALIANO BANK (NEW YORK) SERIES YCD+/-                          5.62        12/03/2007            37,879
     11,920  UNICREDITO ITALIANO BANK (NEW YORK) SERIES YCD+/-                          5.70        12/13/2007            11,921
    189,324  VERSAILLES CDS LLC                                                         4.97        12/05/2007           189,275
    105,180  VERSAILLES CDS LLC                                                         5.11        12/11/2007           105,069

46 Wells Fargo Advantage Income Funds

                         Portfolio of Investments--November 30, 2007 (Unaudited)


INCOME PLUS FUND
--------------------------------------------------------------------------------

  PRINCIPAL  SECURITY NAME                                                         INTEREST RATE  MATURITY DATE       VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$   175,300  VICTORIA FINANCE LLC+/-++^^                                                4.69%       05/02/2008    $      175,300
    175,300  VICTORIA FINANCE LLC+/-++^^                                                4.78        08/07/2008           175,300

                                                                                                                      19,822,709
                                                                                                                  --------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $19,842,690)                                                            19,822,709
                                                                                                                  --------------

     SHARES
SHORT-TERM INVESTMENTS: 13.21%
  7,023,270  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                              7,023,270
                                                                                                                  --------------

TOTAL SHORT-TERM INVESTMENTS (COST $7,023,270)                                                                         7,023,270
                                                                                                                  --------------
TOTAL INVESTMENTS IN SECURITIES
(COST $79,130,110)*                         149.63%                                                               $   79,521,871

OTHER ASSETS AND LIABILITIES, NET           (49.63)                                                                  (26,374,519)
                                            ------                                                                --------------

TOTAL NET ASSETS                            100.00%                                                               $   53,147,352
                                            ------                                                                --------------

--------------------------------------------------------------------------------
<<    All or a portion of this security is on loan. (See Note 2)

+/-   Variable rate investments.

^^ This security is currently in default with regard to scheduled interest and/or principal payments.

(c) Interest-only securities entitle holders to receive only the interest payments on the underlying mortgages. The principal amount shown is the notional amount of the underlying mortgages. Interest rate disclosed represents the coupon rate.

++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

%%    Securities issued on a when-issued (TBA) basis. (See Note 2)

@     Foreign bond principal is denominated in US dollars.

~ This Wells Fargo Advantage Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Advantage Money Market Fund. The Fund does not pay an investment advisory fee for such investments.

+++   Security of an affiliate of the Fund with a cost of $7,023,270.

* Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

      The accompanying notes are an integral part of these financial statements.

Portfolio of Investments--November 30, 2007 (Unaudited)

                                           Wells Fargo Advantage Income Funds 47


INFLATION-PROTECTED BOND FUND
--------------------------------------------------------------------------------

 FACE/SHARE
     AMOUNT  SECURITY NAME                                                                                            VALUE
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS: 99.39%
         NA  WELLS FARGO ADVANTAGE INFLATION-PROTECTED BOND PORTFOLIO                                             $   48,215,382

TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $47,273,553)                                                  48,215,382
                                                                                                                  --------------
TOTAL INVESTMENTS IN SECURITIES
(COST $47,273,553)*                          99.39%                                                               $   48,215,382
OTHER ASSETS AND LIABILITIES, NET             0.61                                                                       295,584
                                            ------                                                                --------------
TOTAL NET ASSETS                            100.00%                                                                  $48,510,966
                                            ------                                                                --------------

--------------------------------------------------------------------------------
* Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

      The accompanying notes are an integral part of these financial statements.

48 Wells Fargo Advantage Income Funds

                         Portfolio of Investments--November 30, 2007 (Unaudited)


INTERMEDIATE GOVERNMENT INCOME FUND
--------------------------------------------------------------------------------

   PRINCIPAL  SECURITY NAME                                                        INTEREST RATE  MATURITY DATE        VALUE
AGENCY SECURITIES: 45.98%

FEDERAL HOME LOAN MORTGAGE CORPORATION: 17.41%
$  9,681,492  FHLMC #1G1393+/-                                                          5.93%       12/01/2036     $   9,865,446
   3,478,965  FHLMC #B13066<<                                                           4.00        03/01/2014         3,455,125
   1,397,033  FHLMC #B13579                                                             5.00        04/01/2019         1,398,471
   1,076,236  FHLMC #B13580                                                             5.00        04/01/2019         1,077,344
  18,583,846  FHLMC #B13654<<                                                           4.00        04/01/2014        18,456,840
   2,489,446  FHLMC #B15194<<                                                           5.00        06/01/2019         2,492,009
   2,917,881  FHLMC #B16884                                                             5.00        10/01/2019         2,920,885
   6,677,641  FHLMC #B17855<<                                                           5.00        02/01/2020         6,673,625
     898,462  FHLMC #C01345                                                             7.00        04/01/2032           940,426
     110,818  FHLMC #C31808                                                             7.50        10/01/2029           118,535
     898,282  FHLMC #C59553                                                             7.50        11/01/2031           958,512
   1,376,370  FHLMC #C65576                                                             7.50        04/01/2032         1,465,894
   3,184,128  FHLMC #E96459                                                             5.00        05/01/2018         3,190,582
      75,677  FHLMC #G00683                                                             8.50        12/01/2025            81,315
   9,322,619  FHLMC #M90891                                                             3.50        01/01/2009         9,149,808

                                                                                                                      62,244,817
                                                                                                                   -------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION: 28.57%
     105,206  FNMA #253266                                                              8.00        05/01/2030           112,319
     508,553  FNMA #253951                                                              7.50        09/01/2031           542,306
     602,144  FNMA #254218                                                              7.00        02/01/2032           632,910
     201,044  FNMA #254223                                                              7.50        02/01/2032           214,387
   1,381,946  FNMA #254480                                                              7.00        10/01/2032         1,451,103
   6,682,173  FNMA #254836<<                                                            4.00        07/01/2010         6,562,654
   3,685,897  FNMA #256314                                                              5.50        06/01/2016         3,742,954
     174,980  FNMA #313864                                                              6.69        12/01/2007           174,366
   7,804,771  FNMA #357464<<                                                            4.50        12/01/2018         7,701,265
   7,116,427  FNMA #387402<<                                                            5.03        05/01/2015         7,200,436
   7,550,459  FNMA #387405<<                                                            5.09        05/01/2015         7,661,146
     150,141  FNMA #417768                                                              6.50        03/01/2028           156,039
  12,859,047  FNMA #555710<<                                                            4.50        08/01/2018        12,688,513
     334,799  FNMA #70765                                                               9.00        03/01/2021           362,906
  13,265,054  FNMA #745678<<+/-                                                         5.51        05/01/2036        13,397,714
  10,251,076  FNMA #745743<<                                                            4.00        05/01/2021         9,840,348
   8,068,318  FNMA #787275+/-                                                           4.86        06/01/2034         8,131,104
   4,751,987  FNMA #813158+/-                                                           4.99        12/01/2034         4,864,833
   4,616,803  FNMA #873354<<                                                            5.61        02/01/2021         4,814,296
  11,700,000  FNMA #874284<<                                                            5.43        01/01/2017        11,908,178

                                                                                                                     102,159,777
                                                                                                                   -------------
TOTAL AGENCY SECURITIES (COST $163,060,029)                                                                          164,404,594
                                                                                                                   -------------
COLLATERALIZED MORTGAGE OBLIGATIONS: 49.72%
  31,561,849  FHLMC SERIES 3139 CLASS YD<<                                              4.38        04/15/2015        31,415,342
  28,254,193  FHLMC SERIES 3185 CLASS PA<<                                              4.50        08/15/2026        28,211,308
  26,496,710  FHLMC SERIES 3347 CLASS PA                                                5.00        06/15/2028        26,609,811
  23,175,000  FNMA GRANTOR TRUST SERIES 2001-T11 CLASS B                                5.50        09/25/2011        23,875,824
  15,275,044  FNMA GRANTOR TRUST SERIES 2002-T11 CLASS B                                5.34        04/25/2012        15,657,116
  15,000,000  FNMA GRANTOR TRUST SERIES 2003-T1 CLASS B                                 4.49        11/25/2012        15,182,616
   8,000,000  JPMORGAN CHASE COMMERCIAL MORTGAGE SECURITIES CORPORATION SERIES
              2007-CB18 CLASS A3                                                        5.45        06/12/2047         7,981,341
  10,000,000  LB-UBS COMMERCIAL MORTGAGE TRUST SERIES 2006-C7 CLASS A3                  5.35        11/15/2038         9,922,718
  14,175,000  MORGAN STANLEY CAPITAL I SERIES 2005-HQ5 CLASS A4                         5.17        01/14/2042        13,945,729
   5,000,000  WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES 2003-C6 CLASS A4+/-        5.13        08/15/2035         4,947,762

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $176,484,148)                                                        177,749,567
                                                                                                                   -------------

Portfolio of Investments--November 30, 2007 (Unaudited)

                                           Wells Fargo Advantage Income Funds 49


INTERMEDIATE GOVERNMENT INCOME FUND
--------------------------------------------------------------------------------

   PRINCIPAL  SECURITY NAME                                                        INTEREST RATE  MATURITY DATE        VALUE
US TREASURY SECURITIES: 0.83%
MUTUAL FUNDS: 0.02%
$     65,000  US TREASURY BILL^                                                         3.65%       12/20/2007     $      64,889
                                                                                                                   -------------
US TREASURY BONDS: 0.28%
   1,000,000  US TREASURY BOND<<                                                        4.50        02/15/2036         1,013,906
                                                                                                                   -------------
US TREASURY NOTES: 0.53%
   1,850,000  US TREASURY NOTE<<                                                        4.88        08/15/2009         1,903,188
                                                                                                                   -------------

TOTAL US TREASURY SECURITIES (COST $2,890,102)                                                                         2,981,983
                                                                                                                   -------------
COLLATERAL FOR SECURITIES LENDING: 45.13%

COLLATERAL INVESTED IN OTHER ASSETS: 45.13%
   2,195,003  ALPINE SECURITIZATION CORPORATION++                                       4.70        12/04/2007         2,194,717
       6,191  AMERICAN GENERAL FINANCE CORPORATION+/-                                   5.33        01/18/2008             6,191
     506,539  AMSTEL FUNDING CORPORATION                                                5.20        12/04/2007           506,473
     337,693  ASPEN FUNDING CORPORATION                                                 4.99        12/27/2007           336,609
   2,251,285  ATLAS CAPITAL FUNDING CORPORATION+/-++                                    4.78        04/25/2008         2,250,812
   2,251,285  ATOMIUM FUNDING LLC++                                                     5.10        12/04/2007         2,250,992
   5,065,391  BARCLAYS REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY
              VALUE $5,067,434)                                                         4.84        12/03/2007         5,065,391
     562,821  BARTON CAPITAL CORPORATION++                                              4.75        12/07/2007           562,529
   2,814,106  BASF FINANCE EUROPE NV+/-++                                               5.17        10/17/2008         2,810,082
   2,814,106  BEAR STEARNS & COMPANY INCORPORATED INTERNATIONAL REPURCHASE
              AGREEMENT - 102% COLLATERALIZED (MATURITY VALUE $2,815,218)               4.74        12/03/2007         2,814,106
   8,442,318  BEAR STEARNS & COMPANY INCORPORATED REPURCHASE AGREEMENT -
              102% COLLATERALIZED (MATURITY VALUE $8,445,688)                           4.79        12/03/2007         8,442,318
   1,688,464  BNP PARIBAS+/-                                                            4.85        11/07/2008         1,688,464
  11,256,424  BNP PARIBAS REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY
              VALUE $11,260,898)                                                        4.77        12/03/2007        11,256,424
   3,939,748  CHARIOT FUNDING LLC++                                                     4.70        12/05/2007         3,938,724
   1,181,925  CHARIOT FUNDING LLC                                                       5.02        12/28/2007         1,177,965
   1,604,040  CHEYNE FINANCE LLC+/-++^^                                                 4.61        02/25/2008         1,443,636
     562,821  CIT GROUP INCORPORATED+/-                                                 5.67        12/19/2007           561,819
  11,290,461  CITIGROUP REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY
              VALUE $11,294,949)                                                        4.77        12/03/2007        11,290,461
   3,208,081  CLIPPER RECEIVABLES CORPORATION                                           4.75        12/03/2007         3,208,081
   2,026,156  CLIPPER RECEIVABLES CORPORATION++                                         5.13        12/14/2007         2,023,218
   2,814,106  CRC FUNDING LLC++                                                         4.90        12/05/2007         2,813,374
   1,266,348  CREDIT AGRICOLE SA+/-                                                     5.02        02/25/2008         1,266,298
  14,070,530  CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT - 102%
              COLLATERALIZED (MATURITY VALUE $14,076,146)                               4.79        12/03/2007        14,070,530
   1,407,053  CULLINAN FINANCE CORPORATION+/-++                                         4.76        08/04/2008         1,397,780
   1,125,642  FAIRWAY FINANCE CORPORATION++                                             4.73        12/06/2007         1,125,203
   1,913,592  FAIRWAY FINANCE CORPORATION++                                             5.03        12/10/2007         1,911,851
   1,463,335  FALCON ASSET SECURITIZATION CORPORATION                                   5.02        12/24/2007         1,459,267
   1,969,874  GALLEON CAPITAL LLC                                                       4.82        12/07/2007         1,968,850
   2,251,285  GALLEON CAPITAL LLC++                                                     4.90        12/04/2007         2,250,992
     900,514  GENERAL ELECTRIC CAPITAL ASSURANCE COMPANY+/-                             4.74        06/16/2008           900,514
   1,969,874  ING (USA) ANNUITY & LIFE INSURANCE COMPANY+/-                             4.73        08/16/2008         1,969,874
   2,026,156  KESTREL FUNDING US LLC+/-++                                               4.76        02/25/2008         2,024,657
   4,221,159  KITTY HAWK FUNDING CORPORATION                                            4.74        12/06/2007         4,219,513
   4,221,159  LIQUID FUNDING LIMITED+/-++                                               5.70        06/11/2008         4,221,708
      56,282  M&I MARSHALL & ILSLEY BANK SERIES BKNT+/-                                 4.84        02/15/2008            56,224
  11,256,424  MERRILL LYNCH & COMPANY INCORPORATED REPURCHASE AGREEMENT - 102%
              COLLATERALIZED (MATURITY VALUE $11,260,880)                               4.75        12/03/2007        11,256,424
      42,212  MERRILL LYNCH & COMPANY INCORPORATED SERIES MTNB+/-                       5.45        01/02/2008            42,198
   1,407,053  METLIFE GLOBAL FUNDING I+/-++                                             4.71        10/21/2008         1,404,056

50 Wells Fargo Advantage Income Funds

                         Portfolio of Investments--November 30, 2007 (Unaudited)


INTERMEDIATE GOVERNMENT INCOME FUND
--------------------------------------------------------------------------------

   PRINCIPAL  SECURITY NAME                                                        INTEREST RATE  MATURITY DATE        VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$    844,232  MORGAN STANLEY+/-                                                         4.76%       04/07/2008     $     844,232
     865,338  MORGAN STANLEY+/-                                                         4.78        10/15/2008           865,338
   4,214,609  MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED
              (MATURITY VALUE $4,216,284)                                               4.77        12/03/2007         4,214,609
   4,502,570  MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED
              (MATURITY VALUE $4,504,360)                                               4.77        12/03/2007         4,502,570
   1,407,053  NATEXIS BANQUES POPULAIRES+/-++                                           4.90        09/08/2008         1,407,053
   2,217,595  NATEXIS BANQUES POPULAIRES SERIES YCD+/-                                  4.84        01/25/2008         2,216,265
     393,975  OLD LINE FUNDING CORPORATION++                                            5.06        12/17/2007           393,250
   1,001,822  PREMIUM ASSET TRUST+/-++                                                  5.29        07/15/2008         1,001,621
   2,642,727  RACERS TRUST SERIES 2004-6-MM+/-++                                        4.93        03/22/2008         2,642,727
   2,195,003  RANGER FUNDING CORPORATION++                                              4.86        12/17/2007         2,190,964
     393,975  SCALDIS CAPITAL LIMITED                                                   5.06        12/14/2007           393,404
   1,125,642  SLM CORPORATION+/-++                                                      4.66        05/12/2008         1,117,178
   1,688,464  SOLITAIRE FUNDING LLC                                                     4.99        12/26/2007         1,683,263
   2,476,413  SOLITAIRE FUNDING LLC                                                     4.99        12/31/2007         2,467,127
   2,251,285  STANFIELD VICTORIA FUNDING LLC+/-++                                       5.23        04/03/2008         2,224,427
   1,314,694  THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED++                      4.90        12/07/2007         1,314,010
   5,628,212  TRANSAMERICA OCCIDENTAL LIFE INSURANCE+/-                                 4.89        08/01/2008         5,628,212
   1,081,686  TRAVELERS INSURANCE COMPANY+/-                                            4.74        02/08/2008         1,081,661
   1,407,053  UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+/-++                        4.69        10/08/2008         1,405,407
     303,923  UNICREDITO ITALIANO BANK (NEW YORK) SERIES YCD+/-                         5.62        12/03/2007           304,035
      95,680  UNICREDITO ITALIANO BANK (NEW YORK) SERIES YCD+/-                         5.70        12/13/2007            95,681
   1,519,617  VERSAILLES CDS LLC                                                        4.97        12/05/2007         1,519,222
     844,232  VERSAILLES CDS LLC                                                        5.11        12/11/2007           843,345
   1,407,053  VICTORIA FINANCE LLC+/-++^^                                               4.69        05/02/2008         1,407,053
   1,407,053  VICTORIA FINANCE LLC+/-++^^                                               4.78        08/07/2008         1,407,053

                                                                                                                     161,358,032
                                                                                                                   -------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $161,518,682)                                                          161,358,032
                                                                                                                   -------------

      SHARES
SHORT-TERM INVESTMENTS: 3.16%
  11,294,973  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                            11,294,973
                                                                                                                   -------------

TOTAL SHORT-TERM INVESTMENTS (COST $11,294,973)                                                                       11,294,973
                                                                                                                   -------------
TOTAL INVESTMENTS IN SECURITIES
(COST $515,247,934)*                                            144.82%                                            $ 517,789,149

OTHER ASSETS AND LIABILITIES, NET                               (44.82)                                             (160,246,973)
                                                                ------                                             -------------

TOTAL NET ASSETS                                                100.00%                                            $ 357,542,176
                                                                ------                                             -------------

--------------------------------------------------------------------------------
 <<   All or a portion of this security is on loan. (See Note 2)

+/-   VariablE rate investments.

 ++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

 ^^ This security is currently in default with regard to scheduled interest and/or principal payments.

  ^   Zero coupon bond. Interest rate presented is yield to maturity.

  ~ This Wells Fargo Advantage Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Advantage Money Market Fund. The Fund does not pay an investment advisory fee for such investments.

+++   Security of an affiliate of the Fund with a cost of $11,294,973.

  * Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

      The accompanying notes are an integral part of these financial statements.

Portfolio of Investments--November 30, 2007 (Unaudited)

                                           Wells Fargo Advantage Income Funds 51


SHORT DURATION GOVERNMENT BOND FUND
--------------------------------------------------------------------------------

   PRINCIPAL  SECURITY NAME                                                        INTEREST RATE  MATURITY DATE        VALUE
AGENCY SECURITIES: 23.77%

FEDERAL HOME LOAN MORTGAGE CORPORATION: 11.94%
$ 17,758,663  Fh #1J0703+/-                                                             6.10%       10/01/2037     $  18,083,704
   8,840,648  Fh #1J2834+/-                                                             6.14        08/01/2037         9,021,407
   6,528,314  FHLMC #1B2629+/-<<                                                        4.57        11/01/2034         6,506,999
  13,059,748  FHLMC #1B7562+/-                                                          6.35        11/01/2037        13,239,320
   2,364,335  FHLMC #1L0171+/-                                                          5.87        06/01/2035         2,420,115

                                                                                                                      49,271,545
                                                                                                                   -------------

FEDERAL NATIONAL MORTGAGE ASSOCIATION: 11.83%
   8,734,970  FNMA #888748+/-                                                           5.50        06/01/2036         8,854,342
   9,833,011  FNMA #254909<<                                                            4.00        09/01/2013         9,761,459
   6,871,464  FNMA #254914<<                                                            4.50        09/01/2013         6,896,532
   1,873,823  FNMA #254958                                                              4.50        10/01/2013         1,880,755
   4,065,907  FNMA #255088                                                              4.50        01/01/2014         4,081,542
   1,595,898  FNMA #255235                                                              4.00        05/01/2014         1,582,952
   2,210,267  FNMA #255356                                                              5.50        08/01/2014         2,270,944
   2,279,651  FNMA #545716+/-                                                           5.52        06/01/2032         2,298,015
  10,998,885  FNMA #900191+/-<<                                                         5.95        10/01/2036        11,199,995

                                                                                                                      48,826,536
                                                                                                                   -------------

TOTAL AGENCY SECURITIES (COST $97,146,418)                                                                            98,098,081
                                                                                                                   -------------
ASSET BACKED SECURITIES: 7.65%
   1,169,507  CAPITAL AUTO RECEIVABLES ASSET TRUST SERIES 2006-1 CLASS A3               5.03        10/15/2009         1,169,504
  13,499,000  DAIMLER CHRYSLER AUTO TRUST SERIES 2007-A CLASS A4                        5.28        03/08/2013        13,632,640
      95,134  FORD CREDIT AUTO OWNER TRUST SERIES 2005-B CLASS A3                       4.17        01/15/2009            95,076
   1,345,000  GREAT AMERICA LEASING RECEIVABLES SERIES 2006-1 CLASS A3++                5.34        01/15/2010         1,350,240
     707,348  HARLEY-DAVIDSON MOTORCYCLE TRUST SERIES 2007-1 CLASS A2                   5.29        01/18/2011           708,338
   3,601,000  HYUNDAI AUTO RECEIVABLES TRUST SERIES 2007-A CLASS A4                     5.21        03/17/2014         3,625,784
     350,000  TRIAD AUTO RECEIVABLES OWNER TRUST SERIES 2006-B CLASS A4                 5.52        11/12/2012           355,323
   1,600,000  TRIAD AUTO RECEIVABLES OWNER TRUST SERIES 2006-C CLASS A3                 5.26        11/14/2011         1,606,212
   8,928,000  WORLD OMNI AUTO RECEIVABLES TRUST SERIES 2007-B CLASS A4                  5.39        05/15/2013         9,006,465

TOTAL ASSET BACKED SECURITIES (COST $31,289,050)                                                                      31,549,582
                                                                                                                   -------------
COLLATERALIZED MORTGAGE OBLIGATIONS: 72.41%
      87,121  CHASE FUNDING MORTGAGE LOAN SERIES 2001-3 CLASS 2A1+/-                    5.29        10/25/2031            86,235
   1,721,434  DLJ COMMERCIAL MORTGAGE CORPORATION SERIES 1999-CG2 CLASS A1B+/-          7.30        06/10/2032         1,767,679
  17,937,000  FHLMC SERIES 2617 CLASS TH<<                                              4.50        05/15/2015        17,855,478
  22,434,954  FHLMC SERIES 2632 CLASS NE                                                4.00        06/15/2013        21,934,024
   3,531,394  FHLMC SERIES 2687 CLASS PW<<                                              5.50        07/15/2009         3,546,428
  18,188,000  FHLMC SERIES 2725 CLASS PC<<                                              4.50        05/15/2028        18,190,210
  32,848,492  FHLMC SERIES 2727 CLASS PW<<                                              3.57        06/15/2029        32,339,784
  13,006,489  FHLMC SERIES 2921 CLASS NY                                                4.00        09/15/2025        12,896,112
  14,250,832  FHLMC SERIES 2948 CLASS QA                                                5.00        10/15/2025        14,280,191
   8,401,727  FHLMC SERIES 2999 CLASS NA                                                4.50        02/15/2015         8,366,168
  41,380,077  FHLMC SERIES 3014 CLASS NA<<                                              4.50        11/15/2025        41,277,935
  10,831,709  FHLMC SERIES 3034 CLASS EH                                                5.50        12/15/2034        10,961,448
  27,091,000  FHLMC SERIES 3279 CLASS PA                                                5.50        02/15/2023        27,304,279
   1,287,932  FIRST UNION NATIONAL BANK COMMERCIAL MORTGAGE SERIES 1999-C4
              CLASS A2                                                                  7.39        12/15/2031         1,338,095
   1,168,495  FNGT SERIES 2001-T6 CLASS A                                               5.70        05/25/2011         1,188,816
   6,647,212  FNMA SERIES 2003-120 CLASS GU                                             4.50        12/25/2013         6,614,019
   4,848,538  FNMA SERIES 2003-122 CLASS OH                                             4.00        08/25/2013         4,815,340
   8,252,942  FNMA SERIES 2003-123 CLASS AB<<                                           4.00        10/25/2016         8,093,907
   4,481,000  FNMA SERIES 2003-24 CLASS LC                                              5.00        12/25/2015         4,477,767
  14,516,071  FNMA SERIES 2005-77 CLASS BX                                              4.50        07/25/2028        14,452,255

52 Wells Fargo Advantage Income Funds

                         Portfolio of Investments--November 30, 2007 (Unaudited)


SHORT DURATION GOVERNMENT BOND FUND
--------------------------------------------------------------------------------

   PRINCIPAL  SECURITY NAME                                                        INTEREST RATE  MATURITY DATE        VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$  5,636,605  FNMA SERIES 2007-27 CLASS KA                                              5.75%       09/25/2033     $   5,715,307
  16,078,596  FREDDIE MAC                                                               4.00        12/15/2016        15,785,876
  22,418,548  FREDDIE MAC SERIES 3098 CLASS PB<<                                        5.00        07/15/2025        22,463,701
     417,269  GNMA SERIES 2006-3 CLASS A                                                4.21        01/16/2028           412,953
     579,349  GNMA SERIES 2006-8 CLASS A                                                3.94        08/16/2025           571,553
   1,255,741  GS MORTGAGE SECURITIES CORPORATION SERIES 1998-GLII CLASS A2              6.56        04/13/2031         1,255,086
     818,722  JPMORGAN CHASE COMMERCIAL MORTGAGE SECURITIES CORPORATION
              SERIES 2004-C3 CLASS A1                                                   3.77        01/15/2042           807,287

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $297,484,819)                                                        298,797,933
                                                                                                                   -------------
US TREASURY SECURITIES: 1.00%

US TREASURY NOTES: 1.00%
   1,348,000  US TREASURY NOTE<<                                                        4.63        07/31/2009         1,380,858
   2,686,000  US TREASURY NOTE<<                                                        4.00        08/31/2009         2,727,550

                                                                                                                       4,108,408
                                                                                                                   -------------

TOTAL US TREASURY SECURITIES (COST $4,047,878)                                                                         4,108,408
                                                                                                                   -------------
COLLATERAL FOR SECURITIES LENDING: 38.35%

COLLATERAL INVESTED IN OTHER ASSETS: 38.35%
   2,183,554  ALPINE SECURITIZATION CORPORATION++                                       4.70        12/04/2007         2,183,269
       6,159  AMERICAN GENERAL FINANCE CORPORATION+/-                                   5.33        01/18/2008             6,159
     503,897  AMSTEL FUNDING CORPORATION                                                5.20        12/04/2007           503,832
     335,931  ASPEN FUNDING CORPORATION                                                 4.99        12/27/2007           334,853
   2,239,543  ATLAS CAPITAL FUNDING CORPORATION+/-++                                    4.78        04/25/2008         2,239,073
   2,239,543  ATOMIUM FUNDING LLC++                                                     5.10        12/04/2007         2,239,252
   5,038,972  BARCLAYS REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY
              VALUE $5,041,004)                                                         4.84        12/03/2007         5,038,972
     559,886  BARTON CAPITAL CORPORATION++                                              4.75        12/07/2007           559,595
   2,799,429  BASF FINANCE EUROPE NV+/-++                                               5.17        10/17/2008         2,795,426
   2,799,429  BEAR STEARNS & COMPANY INCORPORATED INTERNATIONAL REPURCHASE
              AGREEMENT - 102% COLLATERALIZED (MATURITY VALUE $2,800,535)               4.74        12/03/2007         2,799,429
   8,398,286  BEAR STEARNS & COMPANY INCORPORATED REPURCHASE AGREEMENT - 102%
              COLLATERALIZED (MATURITY VALUE $8,401,638)                                4.79        12/03/2007         8,398,286
   1,679,657  BNP PARIBAS+/-                                                            4.85        11/07/2008         1,679,657
  11,197,715  BNP PARIBAS REPURCHASE AGREEMENT - 102% COLLATERALIZED
              (MATURITY VALUE $11,202,166)                                              4.77        12/03/2007        11,197,715
   3,919,200  CHARIOT FUNDING LLC++                                                     4.70        12/05/2007         3,918,181
   1,175,760  CHARIOT FUNDING LLC                                                       5.02        12/28/2007         1,171,821
   1,595,674  CHEYNE FINANCE LLC+/-++^^                                                 4.61        02/25/2008         1,436,107
     559,886  CIT GROUP INCORPORATED+/-                                                 5.67        12/19/2007           558,889
  11,197,715  CITIGROUP REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY
              VALUE $11,202,166)                                                        4.77        12/03/2007        11,197,715
   3,191,349  CLIPPER RECEIVABLES CORPORATION                                           4.75        12/03/2007         3,191,349
   2,015,589  CLIPPER RECEIVABLES CORPORATION++                                         5.13        12/14/2007         2,012,666
   2,799,429  CRC FUNDING LLC++                                                         4.90        12/05/2007         2,798,701
   1,259,743  CREDIT AGRICOLE SA+/-                                                     5.02        02/25/2008         1,259,694
  13,997,144  CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT - 102%
              COLLATERALIZED (MATURITY VALUE $14,002,731)                               4.79        12/03/2007        13,997,144
   1,399,714  CULLINAN FINANCE CORPORATION+/-++                                         4.76        08/04/2008         1,390,490
   1,119,772  FAIRWAY FINANCE CORPORATION++                                             4.73        12/06/2007         1,119,335
   1,903,612  FAIRWAY FINANCE CORPORATION++                                             5.03        12/10/2007         1,901,879
   1,455,703  FALCON ASSET SECURITIZATION CORPORATION                                   5.02        12/24/2007         1,451,656
   2,239,543  GALLEON CAPITAL LLC++                                                     4.90        12/04/2007         2,239,252
   1,959,600  GALLEON CAPITAL LLC                                                       4.82        12/07/2007         1,958,581
     895,817  GENERAL ELECTRIC CAPITAL ASSURANCE COMPANY+/-                             4.74        06/16/2008           895,817
   1,959,600  ING (USA) ANNUITY & LIFE INSURANCE COMPANY+/-                             4.73        08/16/2008         1,959,600
   2,015,589  KESTREL FUNDING US LLC+/-++                                               4.76        02/25/2008         2,014,097

Portfolio of Investments--November 30, 2007 (Unaudited)

                                           Wells Fargo Advantage Income Funds 53


SHORT DURATION GOVERNMENT BOND FUND
--------------------------------------------------------------------------------

  PRINCIPAL  SECURITY NAME                                                         INTEREST RATE  MATURITY DATE       VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$ 4,199,143  KITTY HAWK FUNDING CORPORATION                                             4.74%       12/06/2007    $    4,197,506
  4,199,143  LIQUID FUNDING LIMITED+/-++                                                5.70        06/11/2008         4,199,689
     55,989  M&I MARSHALL & ILSLEY BANK SERIES BKNT+/-                                  4.84        02/15/2008            55,930
 11,197,715  MERRILL LYNCH & COMPANY INCORPORATED REPURCHASE AGREEMENT - 102%
             COLLATERALIZED (MATURITY VALUE $11,202,147)                                4.75        12/03/2007        11,197,715
     41,991  MERRILL LYNCH & COMPANY INCORPORATED SERIES MTNB+/-                        5.45        01/02/2008            41,978
  1,399,714  METLIFE GLOBAL FUNDING I+/-++                                              4.71        10/21/2008         1,396,733
    839,829  MORGAN STANLEY+/-                                                          4.76        04/07/2008           839,829
    860,824  MORGAN STANLEY+/-                                                          4.78        10/15/2008           860,824
  4,192,628  MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY
             VALUE $4,194,295)                                                          4.77        12/03/2007         4,192,628
  4,479,086  MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY
             VALUE $4,480,866)                                                          4.77        12/03/2007         4,479,086
  1,399,714  NATEXIS BANQUES POPULAIRES+/-++                                            4.90        09/08/2008         1,399,714
    391,920  OLD LINE FUNDING CORPORATION++                                             5.06        12/17/2007           391,199
    996,597  PREMIUM ASSET TRUST+/-++                                                   5.29        07/15/2008           996,397
  2,628,944  RACERS TRUST SERIES 2004-6-MM+/-++                                         4.93        03/22/2008         2,628,944
  2,183,554  RANGER FUNDING CORPORATION++                                               4.86        12/17/2007         2,179,537
    391,920  SCALDIS CAPITAL LIMITED                                                    5.06        12/14/2007           391,352
  1,119,772  SLM CORPORATION+/-++                                                       4.66        05/12/2008         1,111,351
  1,679,657  SOLITAIRE FUNDING LLC                                                      4.99        12/26/2007         1,674,484
  2,463,497  SOLITAIRE FUNDING LLC                                                      4.99        12/31/2007         2,454,259
  2,239,543  STANFIELD VICTORIA FUNDING LLC+/-++                                        5.23        04/03/2008         2,212,825
  1,307,837  THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED++                       4.90        12/07/2007         1,307,157
  5,598,858  TRANSAMERICA OCCIDENTAL LIFE INSURANCE+/-                                  4.89        08/01/2008         5,598,858
  1,076,044  TRAVELERS INSURANCE COMPANY+/-                                             4.74        02/08/2008         1,076,023
  1,399,714  UNICREDITO ITALIANO BANK+/-++                                              4.69        10/08/2008         1,398,077
    302,338  UNICREDITO ITALIANO BANK (NEW YORK) SERIES YCD+/-                          5.62        12/03/2007           302,450
     95,181  UNICREDITO ITALIANO BANK (NEW YORK) SERIES YCD+/-                          5.70        12/13/2007            95,182
  1,511,692  VERSAILLES CDS LLC                                                         4.97        12/05/2007         1,511,299
    839,829  VERSAILLES CDS LLC                                                         5.11        12/11/2007           838,947
  1,399,714  VICTORIA FINANCE LLC+/-++^^                                                4.69        05/02/2008         1,399,714
  1,399,714  VICTORIA FINANCE LLC+/-++^^                                                4.78        08/07/2008         1,399,715

                                                                                                                     158,277,894
                                                                                                                  --------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $158,437,463)                                                          158,277,894
                                                                                                                  --------------

     SHARES
SHORT-TERM INVESTMENTS: 6.65%

MUTUAL FUNDS: 6.65%
 27,451,383  WELLS FARGO ADVANTAGE MONEY MARKET TRUST+++~                                                             27,451,383
                                                                                                                  --------------

TOTAL SHORT-TERM INVESTMENTS (COST $27,451,383)                                                                       27,451,383
                                                                                                                  --------------

TOTAL INVESTMENTS IN SECURITIES
(COST $615,857,011)*                                             149.83%                                          $  618,283,284

OTHER ASSETS AND LIABILITIES, NET                                (49.83)                                            (205,616,377)
                                                                 ------                                           --------------

TOTAL NET ASSETS                                                 100.00%                                          $  412,666,904
                                                                 ------                                           --------------

54 Wells Fargo Advantage Income Funds

                         Portfolio of Investments--November 30, 2007 (Unaudited)


SHORT DURATION GOVERNMENT BOND FUND
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
+/-   Variable rate investments.

 <<   All or a portion of this security is on loan. (See Note 2)

 ++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

 ^^ This security is currently in default with regard to scheduled interest and/or principal payments.

+++   Security of an affiliate of the Fund with a cost of $27,451,383.

  * Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

  ~ This Wells Fargo Advantage Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Advantage Money Market Fund. The Fund does not pay an investment advisory fee for such investments.

      The accompanying notes are an integral part of these financial statements.

Portfolio of Investments--November 30, 2007 (Unaudited)

                                           Wells Fargo Advantage Income Funds 55


STABLE INCOME FUND
--------------------------------------------------------------------------------

 FACE/SHARE
     AMOUNT  SECURITY NAME                                                                                            VALUE
INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS: 100.01%
         NA  Wells Fargo Advantage Stable Income Portfolio                                                        $  370,504,283

TOTAL INVESTMENTS IN AFFILIATED MASTER PORTFOLIOS (COST $372,223,578)                                                370,504,283
                                                                                                                  --------------
TOTAL INVESTMENTS IN SECURITIES
(COST $372,223,578)*                                             100.01%                                          $  370,504,283

OTHER ASSETS AND LIABILITIES, NET                                 (0.01)                                                 (24,057)
                                                                 ------                                           --------------

TOTAL NET ASSETS                                                 100.00%                                          $  370,480,226
                                                                 ------                                           --------------

--------------------------------------------------------------------------------
* Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

      The accompanying notes are an integral part of these financial statements.

56 Wells Fargo Advantage Income Funds

                         Portfolio of Investments--November 30, 2007 (Unaudited)


STRATEGIC INCOME FUND
--------------------------------------------------------------------------------

  PRINCIPAL  SECURITY NAME                                                         INTEREST RATE  MATURITY DATE        VALUE
CORPORATE BONDS & NOTES: 83.92%

AMUSEMENT & RECREATION SERVICES: 1.85%
$   250,000  MASHANTUCKET WESTERN PEQUOT TRIBE++                                        8.50%       11/15/2015    $      250,000
    480,000  SINGLE SPRINGS TRIBAL GAMING AUTHORITY++<<                                 9.38        06/15/2015           470,400
    130,000  TOWN SPORTS INTERNATIONAL INCORPORATED^                                    9.25        02/01/2014           122,200

                                                                                                                         842,600
                                                                                                                  --------------

APPAREL & ACCESSORY STORES: 0.40%
    175,000  NEIMAN MARCUS GROUP INCORPORATED                                           9.00        10/15/2015           182,000
                                                                                                                  --------------

APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS: 0.35%
    175,000  RIDDELL BELL HOLDINGS INCORPORATED                                         8.38        10/01/2012           161,000
                                                                                                                  --------------

BUSINESS SERVICES: 5.33%
    475,000  DELUXE CORPORATION                                                         7.38        06/01/2015           471,438
    300,000  KAR HOLDINGS INCORPORATED++                                                8.75        05/01/2014           277,500
    310,000  PENHALL INTERNATIONAL CORPORATION++                                       12.00        08/01/2014           285,200
    160,000  RAINBOW NATIONAL SERVICES LLC++(i)                                        10.38        09/01/2014           172,800
    395,000  RENTAL SERVICE CORPORATION                                                 9.50        12/01/2014           366,363
    490,000  SUNGARD DATA SYSTEMS INCORPORATED<<                                        9.13        08/15/2013           498,575
    185,000  UNITED RENTALS NORTH AMERICA INCORPORATED<<                                7.75        11/15/2013           169,275
    185,000  WEST CORPORATION<<                                                        11.00        10/15/2016           185,000

                                                                                                                       2,426,151
                                                                                                                  --------------

CASINO & GAMING: 6.21%
    395,000  CCM MERGER INCORPORATED++                                                  8.00        08/01/2013           366,363
         10  ELDORADO CASINO SHREVEPORT@@                                              10.00        08/01/2012                10
    350,000  MGM MIRAGE INCORPORATED<<                                                  7.63        01/15/2017           348,250
    365,000  PENN NATIONAL GAMING INCORPORATED                                          6.75        03/01/2015           369,563
    200,000  PINNACLE ENTERTAINMENT                                                     8.25        03/15/2012           202,000
    330,000  POKAGON GAMING AUTHORITY++                                                10.38        06/15/2014           353,100
    410,000  TUNICA-BILOXI GAMING AU++                                                  9.00        11/15/2015           414,100
    500,000  TURNING STONE RESORT CASINO ENTERPRISE++                                   9.13        09/15/2014           505,000
    269,000  WATERFORD GAMING LLC++                                                     8.63        09/15/2014           268,664

                                                                                                                       2,827,050
                                                                                                                  --------------

CHEMICALS & ALLIED PRODUCTS: 0.51%
    215,000  MOSAIC COMPANY++<<                                                         7.63        12/01/2016           230,050
                                                                                                                  --------------

COAL MINING: 1.43%
    315,000  FOUNDATION PA COAL COMPANY<<                                               7.25        08/01/2014           303,188
    370,000  MASSEY ENERGY COMPANY                                                      6.88        12/15/2013           349,650

                                                                                                                         652,838
                                                                                                                  --------------

COMMUNICATIONS: 9.65%
    360,000  AMERICAN TOWER CORPORATION++                                               7.00        10/15/2017           366,300
    300,000  CCH I HOLDINGS LLC                                                        11.13        01/15/2014           201,000
    365,000  CCH I LLC/CCH I CAPITAL CORPORATION<<                                     11.00        10/01/2015           317,550
    410,000  CCH II LLC/CCH II CAPITAL CORPORATION                                     10.25        10/01/2013           405,900
    250,000  CITIZENS COMMUNICATIONS COMPANY                                            6.25        01/15/2013           241,563
    155,000  CSC HOLDINGS INCORPORATED SERIES B                                         7.63        04/01/2011           151,900
    170,000  EMBARQ CORPORATION                                                         8.00        06/01/2036           179,673
    460,000  MEDIACOM BROADBAND LLC                                                     8.50        10/15/2015           409,400
    380,000  NEXTEL COMMUNICATIONS SERIES F                                             5.95        03/15/2014           353,973
    107,000  PANAMSAT CORPORATION                                                       9.00        08/15/2014           108,605
    350,000  PAXSON COMMUNICATIONS+++/-                                                11.49        01/15/2013           347,375

Portfolio of Investments--November 30, 2007 (Unaudited)

                                           Wells Fargo Advantage Income Funds 57


STRATEGIC INCOME FUND
--------------------------------------------------------------------------------

  PRINCIPAL  SECURITY NAME                                                         INTEREST RATE  MATURITY DATE        VALUE
COMMUNICATIONS (continued)
$   350,000  QWEST COMMUNICATIONS INTERNATIONAL INCORPORATED SERIES B                   7.50%       02/15/2014    $      347,375
    500,000  QWEST CORPORATION+/-                                                       8.61        06/15/2013           513,750
    125,000  RH DONNELLEY CORPORATION++                                                 8.88        10/15/2017           117,813
     85,000  WINDSTREAM CORPORATION                                                     8.13        08/01/2013            87,444
    235,000  WINDSTREAM CORPORATION                                                     8.63        08/01/2016           243,813

                                                                                                                       4,393,434
                                                                                                                  --------------

EATING & DRINKING PLACES: 1.44%
    395,000  ARAMARK CORPORATION                                                        8.50        02/01/2015           396,481
    300,000  SBARRO INCORPORATED<<                                                     10.38        02/01/2015           261,000

                                                                                                                         657,481
                                                                                                                  --------------

EDUCATIONAL SERVICES: 0.88%
    400,000  EDUCATION MANAGEMENT LLC                                                   8.75        06/01/2014           400,000
                                                                                                                  --------------

ELECTRIC, GAS & SANITARY SERVICES: 6.68%
    200,000  ALLIED WASTE NORTH AMERICA INCORPORATED                                    6.88        06/01/2017           196,750
    200,000  BROWNING-FERRIS INDUSTRIES INCORPORATED                                    7.40        09/15/2035           184,000
    163,000  CLEAN HARBORS INCORPORATED                                                11.25        07/15/2012           175,967
    165,000  EDISON MISSION ENERGY                                                      7.75        06/15/2016           166,650
    170,000  EDISON MISSON ENERGY++                                                     7.20        05/15/2019           162,350
    300,000  INERGY LP/ INERGY FINANCE CORPORATION<<                                    6.88        12/15/2014           289,500
    185,000  MIRANT AMERICAS GENERATION LLC                                             8.30        05/01/2011           184,538
    120,000  MIRANT NORTH AMERICA LLC<<                                                 7.38        12/31/2013           120,300
    280,000  NRG ENERGY INCORPORATED                                                    7.38        02/01/2016           274,400
    230,000  NRG ENERGY INCORPORATED                                                    7.38        01/15/2017           224,825
    390,000  SIERRA PACIFIC RESOURCES                                                   6.75        08/15/2017           378,692
    555,000  TENNESSEE GAS PIPELINE COMPANY                                             8.38        06/15/2032           654,261
     30,000  TEXAS COMPETITIVE ELETRIC HOLDINGS COMPANY LLC++                          10.25        11/01/2015            29,844

                                                                                                                       3,042,077
                                                                                                                  --------------

ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES: 0.28%
    130,000  US ONCOLOGY INCORPORATED                                                   9.00        08/15/2012           128,050
                                                                                                                  --------------

FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT: 1.03%
    475,000  BALL CORPORATION                                                           6.63        03/15/2018           469,063
                                                                                                                  --------------

FOOD & KINDRED PRODUCTS: 1.80%
    222,504  PARMALAT BAKERY SERIES A2++                                                5.00        07/09/2012           193,579
    222,504  PARMALAT DAIRY SERIES A1++                                                 5.00        07/09/2010           200,254
    470,000  PINNACLE FOODS LLC CORPORATION++                                           9.25        04/01/2015           425,350

                                                                                                                         819,183
                                                                                                                  --------------

HEALTH SERVICES: 5.60%
    380,000  ALLIANCE IMAGING INCORPORATED++                                            7.25        12/15/2012           353,400
    500,000  COMMUNITY HEALTH SYSTEMS INCORPORATED++                                    8.88        07/15/2015           505,000
    280,000  DAVITA INCORPORATED                                                        7.25        03/15/2015           272,300
    570,000  HCA INCORPORATED                                                           9.25        11/15/2016           589,950
    370,000  HCA INCORPORATED<<                                                         9.63        11/15/2016           384,800
    470,000  VANGUARD HEALTH HOLDINGS                                                   9.00        10/01/2014           445,325

                                                                                                                       2,550,775
                                                                                                                  --------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 2.29%
    150,000  ACTUANT CORPORATION++                                                      6.88        06/15/2017           146,250
    400,000  CASE NEW HOLLAND INCORPORATED                                              7.13        03/01/2014           399,000

58 Wells Fargo Advantage Income Funds

                         Portfolio of Investments--November 30, 2007 (Unaudited)


STRATEGIC INCOME FUND
--------------------------------------------------------------------------------

  PRINCIPAL  SECURITY NAME                                                         INTEREST RATE  MATURITY DATE        VALUE
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 2.29%
$   240,000  GRANT PRIDECO INCORPORATED SERIES B                                        6.13%       08/15/2015    $      246,000
    250,000  TEREX CORPORATION                                                          8.00        11/15/2017           251,250

                                                                                                                       1,042,500
                                                                                                                  --------------

JUSTICE, PUBLIC ORDER & SAFETY: 0.77%
    150,000  CORRECTIONS CORPORATION OF AMERICA                                         7.50        05/01/2011           151,875
    200,000  CORRECTIONS CORPORATION OF AMERICA                                         6.25        03/15/2013           197,500

                                                                                                                         349,375
                                                                                                                  --------------

LEGAL SERVICES: 1.03%
    450,000  FTI CONSULTING INCORPORATED                                                7.75        10/01/2016           466,875
                                                                                                                  --------------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL
GOODS: 0.46%
    210,000  INVACARE CORPORATION                                                       9.75        02/15/2015           208,950
                                                                                                                  --------------

METAL MINING: 1.67%
    375,000  FREEPORT-MCMORAN COPPER & GOLD INCORPORATED                                8.38        04/01/2017           405,000
    410,000  NORANDA ALUMINUM ACQUISITION CORPORATION+++/-                              8.74        05/15/2015           352,600

                                                                                                                         757,600
                                                                                                                  --------------

MISCELLANEOUS MANUFACTURING INDUSTRIES: 2.68%
    405,000  ALH FINANCE LLC/ALH FINANCE CORPORATION                                    8.50        01/15/2013           380,700
    490,000  CLARKE AMERICAN CORPORATION                                                9.50        05/15/2015           421,400
    150,000  GENTEK INCORPORATED^^                                                     11.00        08/01/2009                 0
    210,000  RBS GLOBAL INCORPORATED & REXNORD CORPORATION<<                           11.75        08/01/2016           210,000
    215,000  RBS GLOBAL INCORPORATED & REXNORD CORPORATION                              8.88        09/01/2016           208,550

                                                                                                                       1,220,650
                                                                                                                  --------------

MISCELLANEOUS RETAIL: 0.58%
    270,000  MICHAELS STORES INCORPORATED<<                                            10.00        11/01/2014           265,950
                                                                                                                  --------------

MOTION PICTURES: 0.58%
     95,000  AMC ENTERTAINMENT INCORPORATED                                            11.00        02/01/2016            99,513
    160,000  AMC ENTERTAINMENT INCORPORATED SERIES B                                    8.63        08/15/2012           163,600

                                                                                                                         263,113
                                                                                                                  --------------

NON-DEPOSITORY CREDIT INSTITUTIONS: 3.63%
    245,000  FORD MOTOR CREDIT COMPANY LLC                                              7.80        06/01/2012           218,350
    170,000  FORD MOTOR CREDIT COMPANY LLC                                              7.00        10/01/2013           148,476
    245,000  FORD MOTOR CREDIT COMPANY LLC                                              8.00        12/15/2016           214,363
    650,000  GMAC LLC                                                                   6.75        12/01/2014           534,715
    250,000  GMAC LLC                                                                   8.00        11/01/2031           212,116
    300,000  HEXION US FINANCE CORPORATION/HEXION NOVA SCOTIA FINANCE ULC               9.75        11/15/2014           322,500

                                                                                                                       1,650,520
                                                                                                                  --------------

OIL & GAS EXTRACTION: 5.33%
    345,000  CHESAPEAKE ENERGY CORPORATION                                              6.38        06/15/2015           331,200
    350,000  CHESAPEAKE ENERGY CORPORATION                                              6.25        01/15/2018           329,875
    365,000  FOREST OIL CORPORATION++                                                   7.25        06/15/2019           361,350
    425,000  HILCORP ENERGY++                                                           7.75        11/01/2015           411,188
    380,000  KEY ENERGY SERCIVES INCORPORATED++                                         8.38        12/01/2014           380,950
    330,000  PRIDE INTERNATIONAL INCORPORATED                                           7.38        07/15/2014           338,250
    270,000  RANGE RESOURCES CORPORATION                                                7.50        05/15/2016           273,375

                                                                                                                       2,426,188
                                                                                                                  --------------

Portfolio of Investments--November 30, 2007 (Unaudited)

                                           Wells Fargo Advantage Income Funds 59


STRATEGIC INCOME FUND
--------------------------------------------------------------------------------

  PRINCIPAL  SECURITY NAME                                                         INTEREST RATE  MATURITY DATE        VALUE
PAPER & ALLIED PRODUCTS: 5.38%
$   680,000  APPLETON PAPERS INCORPORATED SERIES B                                      9.75%       06/15/2014    $      665,550
    180,000  BOWATER INCORPORATED+/-                                                    8.36        03/15/2010           158,400
    500,000  CARAUSTAR INDUSTRIES INCORPORATED<<                                        7.38        06/01/2009           438,125
    400,000  GRAHAM PACKAGING COMPANY INCORPORATED                                      8.50        10/15/2012           373,000
    255,000  GREIF INCORPORATED                                                         6.75        02/01/2017           241,613
    160,000  P.H. GLATFELTER COMPANY                                                    7.13        05/01/2016           156,800
    250,000  SMURFIT-STONE CONTAINER ENTERPRISES INCORPORATED                           8.38        07/01/2012           244,375
    170,000  VERSO PAPER HOLDINGS LLC                                                   9.13        08/01/2014           168,938

                                                                                                                       2,446,801
                                                                                                                  --------------

PERSONAL SERVICES: 1.03%
    300,000  CARRIAGE SERVICES INCORPORATED                                             7.88        01/15/2015           294,750
    185,000  SERVICE CORPORATION INTERNATIONAL SERIES WI                                7.00        06/15/2017           174,363

                                                                                                                         469,113
                                                                                                                  --------------

PETROLEUM REFINING & RELATED INDUSTRIES: 0.49%
    225,000  TESORO CORPORATION                                                         6.50        06/01/2017           222,188
                                                                                                                  --------------

PIPELINES: 1.45%
    155,000  DYNEGY HOLDINGS INCORPORATED                                               8.38        05/01/2016           148,994
    125,000  DYNEGY HOLDINGS INCORPORATED                                               7.75        06/01/2019           112,500
    360,000  WILLIAMS COMPANIES INCORPORATED                                            7.63        07/15/2019           398,700

                                                                                                                         660,194
                                                                                                                  --------------

PRIMARY METAL INDUSTRIES: 1.41%
    250,000  ALERIS INTERNATIONAL INCORPORATED                                          9.00        12/15/2014           215,000
    250,000  ALERIS INTERNATIONAL INCORPORATED                                         10.00        12/15/2016           210,000
    220,000  BELDEN CDT INCORPORATED                                                    7.00        03/15/2017           216,150

                                                                                                                         641,150
                                                                                                                  --------------

PRINTING, PUBLISHING & ALLIED INDUSTRIES: 3.05%
    475,000  DEX MEDIA INCORPORATED                                                     8.00        11/15/2013           453,625
    180,000  HOUGHTON MIFFLIN COMPANY                                                   7.20        03/15/2011           177,300
    250,000  MEDIMEDIA (USA) INCORPORATED++                                            11.38        11/15/2014           257,500
    500,000  NETWORK COMMUNICATIONS INCORPORATED                                       10.75        12/01/2013           500,000

                                                                                                                       1,388,425
                                                                                                                  --------------

REAL ESTATE INVESTMENT TRUSTS (REITS): 2.32%
    300,000  RECKSON OPERATING PARTNERSHIP LP                                           6.00        03/31/2016           287,014
    295,000  ROUSE COMPANY LP++                                                         6.75        05/01/2013           275,191
    500,000  VENTAS REALTY LP<<                                                         6.75        04/01/2017           493,750

                                                                                                                       1,055,955
                                                                                                                  --------------

RENTAL AUTO/EQUIPMENT: 1.14%
    330,000  AVIS BUDGET CAR RENTAL LLC                                                 7.75        05/15/2016           311,438
    110,000  HERTZ CORPORATION                                                          8.88        01/01/2014           110,000
     95,000  HERTZ CORPORATION<<                                                       10.50        01/01/2016            98,325

                                                                                                                         519,763
                                                                                                                  --------------

RUBBER & MISCELLANEOUS PLASTICS PRODUCTS: 0.42%
    180,000  THE GOODYEAR TIRE & RUBBER COMPANY<<                                       9.00        07/01/2015           191,700
                                                                                                                  --------------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 0.40%
    185,000  Nuveen Investment Incorporated++<<                                        10.50        11/15/2015           182,688
                                                                                                                  --------------

60 Wells Fargo Advantage Income Funds

                         Portfolio of Investments--November 30, 2007 (Unaudited)


STRATEGIC INCOME FUND
--------------------------------------------------------------------------------

  PRINCIPAL  SECURITY NAME                                                         INTEREST RATE  MATURITY DATE        VALUE
STONE, CLAY, GLASS & CONCRETE PRODUCTS: 1.18%
$   540,000  OWENS-ILLINOIS INCORPORATED                                                7.80%       05/15/2018    $      537,300
                                                                                                                  --------------

TEXTILE MILL PRODUCTS: 0.75%
    350,000  PERRY ELLIS INTERNATIONAL INCORPORATED SERIES B                            8.88        09/15/2013           339,500
                                                                                                                  --------------

TRANSPORTATION EQUIPMENT: 2.44%
    650,000  GENERAL MOTORS CORPORATION<<                                               8.38        07/15/2033           539,500
    450,000  LEAR CORPORATION SERIES B                                                  8.75        12/01/2016           414,000
    205,000  VISTEON CORPORATION                                                        7.00        03/10/2014           158,363

                                                                                                                       1,111,863
                                                                                                                  --------------

TOTAL CORPORATE BONDS & NOTES (COST $39,776,228)                                                                      38,200,113
                                                                                                                  --------------

FOREIGN CORPORATE BONDS@: 4.20%
    600,000  INEOS GROUP HOLDINGS PLC++<<                                               8.50        02/15/2016           540,000
    270,000  INTELSAT (BERMUDA) LIMITED+/-                                              8.89        01/15/2015           270,338
    250,000  INTELSAT (BERMUDA) LIMITED                                                 9.25        06/15/2016           254,688
    415,000  INTELSAT BERMUDA LIMITED                                                  11.25        06/15/2016           429,525
    170,000  NORDIC TELEPHONE COMPANY HOLDINGS++                                        8.88        05/01/2016           172,550
    170,000  NOVELIS INCORPORATED                                                       7.25        02/15/2015           158,525
     90,000  NXP BV                                                                     7.88        10/15/2014            86,400

TOTAL FOREIGN CORPORATE BONDS (COST $1,994,102)                                                                        1,912,026
                                                                                                                  --------------

TERM LOANS: 2.83%
    364,887  ALLIED WASTE INDUSTRIES INCORPORATED TERM LOAN                             6.15        01/15/2012           347,785
    500,000  JG WENTWORTH & COMPANY INCORPORATED TERM LOAN B                            7.45        04/04/2014           466,250
    500,000  THOMSON LEARNING INCORPORATED TERM LOAN                                    8.10        06/29/2014           472,030

TOTAL TERM LOANS (COST $1,360,695)                                                                                     1,286,065
                                                                                                                  --------------

     SHARES
COMMON STOCKS: 4.34%

APPAREL & ACCESSORY STORES: 0.51%
     10,400  CARTER'S INCORPORATED<<+                                                                                    233,272
                                                                                                                  --------------

CASINO & GAMING: 0.51%
      8,400  PINNACLE ENTERTAINMENT INCORPORATED<<+                                                                      230,580
                                                                                                                  --------------

COMMUNICATIONS: 0.45%
     31,000  QWEST COMMUNICATIONS INTERNATIONAL INCORPORATED<<+                                                          205,530
                                                                                                                  --------------

ELECTRIC, GAS & SANITARY SERVICES: 0.98%
      7,200  INERGY LP<<                                                                                                 232,560
     12,310  SIERRA PACIFIC RESOURCES                                                                                    211,732

                                                                                                                         444,292
                                                                                                                  --------------

OIL & GAS EXTRACTION: 0.63%
      7,640  CHESAPEAKE ENERGY CORPORATION<<                                                                             289,174
                                                                                                                  --------------

PETROLEUM REFINING & RELATED INDUSTRIES: 0.69%
      5,200  COMPAGNIE GENERALE DE GEOPHYSIQUE-VERITAS ADR<<+                                                            312,260
                                                                                                                  --------------

PIPELINES: 0.57%
      7,530  THE WILLIAMS COMPANIES INCORPORATED                                                                         261,356
                                                                                                                  --------------

TOTAL COMMON STOCKS (COST $1,604,212)                                                                                  1,976,464
                                                                                                                  --------------

Portfolio of Investments--November 30, 2007 (Unaudited)

                                           Wells Fargo Advantage Income Funds 61


STRATEGIC INCOME FUND
--------------------------------------------------------------------------------

  PRINCIPAL  SECURITY NAME                                                         INTEREST RATE  MATURITY DATE        VALUE
COLLATERAL FOR SECURITIES LENDING: 18.49%

COLLATERAL INVESTED IN OTHER ASSETS: 18.49%
$   116,106  ALPINE SECURITIZATION CORPORATION++                                        4.70%       12/04/2007    $      116,093
        327  AMERICAN GENERAL FINANCE CORPORATION+/-                                    5.33        01/18/2008               327
     26,794  AMSTEL FUNDING CORPORATION                                                 5.20        12/04/2007            26,790
     17,862  ASPEN FUNDING CORPORATION                                                  4.99        12/27/2007            17,805
    119,083  ATLAS CAPITAL FUNDING CORPORATION+++/-                                     4.78        04/25/2008           119,058
    119,083  ATOMIUM FUNDING LLC++                                                      5.10        12/04/2007           119,067
    267,936  BARCLAYS REPURCHASE AGREEMENT - 102% COLLATERALIZED
             (MATURITY VALUE $268,044)                                                  4.84        12/03/2007           267,936
     29,771  BARTON CAPITAL CORPORATION++                                               4.75        12/07/2007            29,755
    148,853  BASF FINANCE EUROPE NV+++/-                                                5.17        10/17/2008           148,641
    148,853  BEAR STEARNS & COMPANY INCORPORATED INTERNATIONAL REPURCHASE
             AGREEMENT - 102% COLLATERALIZED (MATURITY VALUE $148,912)                  4.74        12/03/2007           148,853
    446,560  BEAR STEARNS & COMPANY INCORPORATED REPURCHASE AGREEMENT - 102%
             COLLATERALIZED (MATURITY VALUE $446,738)                                   4.79        12/03/2007           446,560
     89,312  BNP PARIBAS+/-                                                             4.85        11/07/2008            89,312
    595,414  BNP PARIBAS REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY
             VALUE $595,651)                                                            4.77        12/03/2007           595,414
    208,395  CHARIOT FUNDING LLC++                                                      4.70        12/05/2007           208,341
     62,518  CHARIOT FUNDING LLC                                                        5.02        12/28/2007            62,309
     84,846  CHEYNE FINANCE LLC+++/-^^                                                  4.61        02/25/2008            76,362
     29,771  CIT GROUP INCORPORATED+/-                                                  5.67        12/19/2007            29,718
    595,414  CITIGROUP REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY
             VALUE $595,651)                                                            4.77        12/03/2007           595,414
    169,693  CLIPPER RECEIVABLES CORPORATION                                            4.75        12/03/2007           169,693
    107,174  CLIPPER RECEIVABLES CORPORATION++                                          5.13        12/14/2007           107,019
    148,853  CRC FUNDING LLC++                                                          4.90        12/05/2007           148,815
     66,984  CREDIT AGRICOLE SA+/-                                                      5.02        02/25/2008            66,981
    744,267  CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT - 102%
             COLLATERALIZED (MATURITY VALUE $744,564)                                   4.79        12/03/2007           744,267
     74,427  CULLINAN FINANCE CORPORATION+++/-                                          4.76        08/04/2008            73,936
     59,541  FAIRWAY FINANCE CORPORATION++                                              4.73        12/06/2007            59,518
    101,220  FAIRWAY FINANCE CORPORATION++                                              5.03        12/10/2007           101,128
     77,404  FALCON ASSET SECURITIZATION CORPORATION                                    5.02        12/24/2007            77,189
    119,083  GALLEON CAPITAL LLC++                                                      4.90        12/04/2007           119,067
    104,197  GALLEON CAPITAL LLC                                                        4.82        12/07/2007           104,143
     47,633  GENERAL ELECTRIC CAPITAL ASSURANCE COMPANY+/-                              4.74        06/16/2008            47,633
    104,197  ING (USA) ANNUITY & LIFE INSURANCE COMPANY+/-                              4.73        08/16/2008           104,197
    107,174  KESTREL FUNDING US LLC+++/-                                                4.76        02/25/2008           107,095
    223,280  KITTY HAWK FUNDING CORPORATION                                             4.74        12/06/2007           223,193
    223,280  LIQUID FUNDING LIMITED+++/-                                                5.70        06/11/2008           223,309
      2,977  M&I MARSHALL & ILSLEY BANK SERIES BKNT+/-                                  4.84        02/15/2008             2,974
    595,414  MERRILL LYNCH & COMPANY INCORPORATED REPURCHASE AGREEMENT - 102%
             COLLATERALIZED (MATURITY VALUE $595,650)                                   4.75        12/03/2007           595,414
      2,233  MERRILL LYNCH & COMPANY INCORPORATED SERIES MTNB+/-                        5.45        01/02/2008             2,232
     74,427  METLIFE GLOBAL FUNDING I+++/-                                              4.71        10/21/2008            74,268
     44,656  MORGAN STANLEY+/-                                                          4.76        04/07/2008            44,656
    222,934  MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED
             (MATURITY VALUE $223,023)                                                  4.77        12/03/2007           222,934
    238,166  MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED
             (MATURITY VALUE $238,261)                                                  4.77        12/03/2007           238,166
     45,772  MORGAN STANLEY SERIES EXL+/-                                               4.78        10/15/2008            45,772
     74,427  NATEXIS BANQUES POPULAIRES+++/-                                            4.90        09/08/2008            74,427
     20,839  OLD LINE FUNDING CORPORATION++                                             5.06        12/17/2007            20,801
     52,992  PREMIUM ASSET TRUST+++/-                                                   5.29        07/15/2008            52,981
    139,788  RACERS TRUST SERIES 2004-6-MM+++/-                                         4.93        03/22/2008           139,788
    116,106  RANGER FUNDING CORPORATION++                                               4.86        12/17/2007           115,892

62 Wells Fargo Advantage Income Funds

                         Portfolio of Investments--November 30, 2007 (Unaudited)


STRATEGIC INCOME FUND
--------------------------------------------------------------------------------

  PRINCIPAL  SECURITY NAME                                                         INTEREST RATE  MATURITY DATE        VALUE
COLLATERAL INVESTED IN OTHER ASSETS: 18.49%
$    20,839  SCALDIS CAPITAL LIMITED                                                    5.06%       12/14/2007    $       20,809
     59,541  SLM CORPORATION+++/-                                                       4.66        05/12/2008            59,094
     89,312  SOLITAIRE FUNDING LLC                                                      4.99        12/26/2007            89,037
    130,991  SOLITAIRE FUNDING LLC                                                      4.99        12/31/2007           130,500
    119,083  STANFIELD VICTORIA FUNDING LLC+++/-                                        5.23        04/03/2008           117,662
     69,541  THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED++                       4.90        12/07/2007            69,505
     57,216  THE TRAVELERS INSURANCE COMPANY+/-                                         4.74        02/08/2008            57,215
    297,707  TRANSAMERICA OCCIDENTAL LIFE INSURANCE+/-                                  4.89        08/01/2008           297,707
     74,427  UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+++/-                         4.69        10/08/2008            74,340
     16,076  UNICREDITO ITALIANO BANK (NEW YORK) SERIES YCD+/-                          5.62        12/03/2007            16,082
      5,061  UNICREDITO ITALIANO BANK (NEW YORK) SERIES YCD+/-                          5.70        12/13/2007             5,061
     80,381  VERSAILLES CDS LLC                                                         4.97        12/05/2007            80,360
     44,656  VERSAILLES CDS LLC                                                         5.11        12/11/2007            44,609
     74,427  VICTORIA FINANCE LLC+++/-^^                                                4.69        05/02/2008            74,427
     74,427  VICTORIA FINANCE LLC+++/-^^                                                4.78        08/07/2008            74,427
                                                                                                                       8,416,078
                                                                                                                  --------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $8,416,074)                                                              8,416,078
                                                                                                                  --------------

     SHARES
SHORT-TERM INVESTMENTS: 4.03%
  1,836,556  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                              1,836,556
                                                                                                                  --------------

TOTAL SHORT-TERM INVESTMENTS (COST $1,836,556)                                                                         1,836,556
                                                                                                                  --------------

TOTAL INVESTMENTS IN SECURITIES
(COST $54,987,867)*                                              117.83%                                          $   53,627,302

OTHER ASSETS AND LIABILITIES, NET                                (17.83)                                              (8,114,540)
                                                                 ------                                           --------------

TOTAL NET ASSETS                                                 100.00%                                          $   45,512,762
                                                                 ------                                           --------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 ++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

 ^^ This security is currently in default with regard to scheduled interest and/or principal payments.

(i)   Illiquid security.

 @@ Payment-in-kind (PIK) securities are securities in which the issuer may make interest or dividend payments in cash or additional securities. These additional securities generally have the same terms as the original holdings.

+/-   Variable rate investments.

^     Zero coupon bond. Interest rate presented is yield to maturity.

 <<   All or a portion of this security is on loan. (See Note 2)

 ^^ This security is currently in default with regard to scheduled interest and/or principal payments.

  @   Foreign bond principal is denominated in US dollars.

  +   Non-income earning securities.

  ~ This Wells Fargo Advantage Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Advantage Money Market Fund. The Fund does not pay an investment advisory fee for such investments.

+++   Security of an affiliate of the Fund with a cost of $1,836,556.

  * Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

      The accompanying notes are an integral part of these financial statements.

Portfolio of Investments--November 30, 2007 (Unaudited)

                                           Wells Fargo Advantage Income Funds 63


TOTAL RETURN BOND FUND
--------------------------------------------------------------------------------

 FACE/SHARE
     AMOUNT  SECURITY NAME                                                                                             VALUE
INVESTMENT COMPANIES: 100.46%
         NA  WELLS FARGO ADVANTAGE TOTAL RETURN BOND PORTFOLIO                                                    $1,541,417,353

TOTAL INVESTMENT COMPANIES (COST $1,521,788,836)                                                                   1,541,417,353
                                                                                                                  --------------
TOTAL INVESTMENTS IN SECURITIES
(COST $1,521,788,836)*                                           100.46%                                          $1,541,417,353

OTHER ASSETS AND LIABILITIES, NET                                 (0.46)                                              (7,056,893)
                                                                 ------                                           --------------

TOTAL NET ASSETS                                                 100.00%                                          $1,534,360,460
                                                                 ------                                           --------------

--------------------------------------------------------------------------------
* Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

      The accompanying notes are an integral part of these financial statements.

64 Wells Fargo Advantage Income Funds

                         Portfolio of Investments--November 30, 2007 (Unaudited)


ULTRA-SHORT DURATION BOND FUND
--------------------------------------------------------------------------------

  PRINCIPAL  SECURITY NAME                                                         INTEREST RATE  MATURITY DATE       VALUE
ASSET BACKED SECURITIES: 13.14%
$   150,000  AMERICAN EXPRESS ISSUANCE TRUST SERIES 2007-1 CLASS A+/-                   4.92%       09/15/2011    $      149,594
    500,000  BANK ONE ISSUANCE TRUST SERIES 2004-B1 CLASS B1+/-                         4.97        03/15/2012           494,705
    100,000  BMW VEHICLE LEASE TRUST SERIES 2007-1 CLASS A2B+/-                         4.85        11/16/2009            99,610
    150,000  CAPITAL AUTO RECEIVABLES ASSET TRUST SERIES 2007-4 CLASS A3B+/-            4.63        07/15/2010           150,000
    562,254  CHASE FUNDING MORTGAGE LOAN ASSET-BACKED CERTIFICATES SERIES 2003-5
             CLASS 2M1+/-                                                               5.39        05/25/2033           471,926
    100,000  CHASE ISSUANCE TRUST SERIES 2007-A18 CLASS A+/-                            4.91        01/15/2015            99,521
     54,023  COUNTRYWIDE HOME EQUITY LOAN TRUST SERIES 2004-I CLASS A+/-                4.94        02/15/2034            53,278
     83,191  COUNTRYWIDE HOME EQUITY LOAN TRUST SERIES 2004-Q CLASS 2A+/-               4.95        12/15/2033            81,985
    235,927  DAIMLER CHRYSLER AUTO TRUST SERIES 2006-A CLASS A3                         5.00        05/08/2010           236,099
    100,000  FIRST NATIONAL MASTER NOTE TRUST SERIES 2007-2 CLASS A+/-                  5.54        11/15/2012           100,000
    134,508  FLEET HOME EQUITY LOAN TRUST SERIES 2001-1 CLASS A+/-                      5.39        05/20/2031           132,448
    143,285  FORD CREDIT AUTO OWNER TRUST SERIES 2006-C CLASS A2B+/-                    4.67        12/15/2009           143,077
     69,174  GSAA HOME EQUITY TRUST SERIES 2005-9 CLASS 2A1+/-                          4.91        08/25/2035            69,073
     16,378  RESIDENTIAL ASSET SECURITIES CORPORATION SERIES 2001-KS1 CLASS AII
             +/-                                                                        5.26        03/25/2032            16,285
    843,757  STRUCTURED ASSET INVESTMENT LOAN TRUST SERIES 2003-BC3 CLASS M1+/-         6.21        04/25/2033           672,731
    174,342  VOLKSWAGEN AUTO LOAN ENHANCED TRUST SERIES 2007-1 CLASS A2                 5.29        05/20/2009           174,461
    200,000  WILLIAM STREET FUNDING CORPORATION SERIES 2006-3 CLASS A+/-++              5.43        06/23/2012           186,813

TOTAL ASSET BACKED SECURITIES (COST $3,616,270)                                                                        3,331,606
                                                                                                                  --------------

AGENCY SECURITIES: 8.66%

FEDERAL HOME LOAN MORTGAGE CORPORATION: 4.75%
    222,108  FHLMC #555514                                                              9.00        10/01/2019           241,754
    302,834  FHLMC #555519                                                              9.00        12/01/2016           326,772
     28,624  FHLMC #786823+/-                                                           7.38        07/01/2029            29,186
     49,520  FHLMC #788792+/-                                                           7.35        01/01/2029            50,620
     26,901  FHLMC #789272+/-                                                           7.32        04/01/2032            27,100
     25,462  FHLMC #789483+/-                                                           7.24        06/01/2032            25,688
        601  FHLMC #865456+/-                                                           5.94        07/01/2010               599
     55,424  FHLMC #A01734                                                              9.00        08/01/2018            59,717
    199,127  FHLMC #G10747                                                              7.50        10/01/2012           205,854
    100,364  FHLMC #G11209<<                                                            7.50        12/01/2011           103,227
    130,580  FHLMC #G11391                                                              7.50        06/01/2012           134,873

                                                                                                                       1,205,390
                                                                                                                  --------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION: 2.90%
    180,000  FNMA                                                                       4.00        06/23/2008           179,511
    231,228  FNMA #100255                                                               8.33        07/15/2020           253,626
     76,384  FNMA #100259                                                               7.50        12/15/2009            77,640
     21,093  FNMA #149167                                                              10.50        08/01/2020            24,765
     60,570  FNMA #365418+/-                                                            6.51        01/01/2023            60,921
     33,669  FNMA #372179                                                              11.00        04/01/2012            37,005
     70,177  FNMA #545460+/-                                                            7.10        11/01/2031            72,559
     27,557  FNMA #675491+/-                                                            8.22        04/01/2033            27,945

                                                                                                                         733,972
                                                                                                                  --------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION: 1.49%
    112,793  GNMA #781540                                                               7.00        05/15/2013           116,818
    245,014  GNMA #781614                                                               7.00        06/15/2033           261,612
                                                                                                                         378,430
                                                                                                                  --------------

TOTAL AGENCY SECURITIES (COST $2,104,757)                                                                              2,317,792
                                                                                                                  --------------
COLLATERALIZED MORTGAGE OBLIGATIONS: 30.44%
    878,422  AAMES MORTGAGE TRUST SERIES 2003-1 CLASS M1+/-                             5.47        10/25/2033           814,514
    209,351  BANC OF AMERICA ALTERNATIVE LOAN TRUST SERIES 2004-9 CLASS 3A2             5.50        10/25/2034           208,891
     14,531  BANK OF AMERICA MORTGAGE SECURITIES SERIES 2002-K CLASS 3A1+/-             7.47        10/20/2032            14,614

Portfolio of Investments--November 30, 2007 (Unaudited)

                                           Wells Fargo Advantage Income Funds 65


ULTRA-SHORT DURATION BOND FUND
--------------------------------------------------------------------------------

  PRINCIPAL  SECURITY NAME                                                         INTEREST RATE  MATURITY DATE       VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS (CONTINUED)
$   999,981  CDC MORTGAGE CAPITAL TRUST SERIES 2003-HE4 CLASS M1+/-                     5.44%       03/25/2034    $      910,787
    131,316  CHASE MORTGAGE FINANCE CORPORATION SERIES 2005-A1 CLASS 2A2+/-             5.24        12/25/2035           130,690
     74,404  COUNTRYWIDE ALTERNATIVE LOAN TRUST SERIES 2006-0C8 CLASS 2A1C+/-           4.85        11/25/2036            73,969
    122,093  COUNTRYWIDE HOME LOANS MORTGAGE PASS-THROUGH SERIES 2006-HYB1 CLASS
             2A2A+/-                                                                    5.54        03/20/2036           121,550
     28,618  COUNTRYWIDE HOME LOANS MORTGAGE PASS-THROUGH TRUST SERIES 2001-HYB1
             CLASS 2A1+/-                                                               6.80        06/19/2031            28,553
     20,456  COUNTRYWIDE HOME LOANS MORTGAGE PASS-THROUGH TRUST SERIES 2004-20
             CLASS 3A1+/-                                                               7.63        09/25/2034            20,939
     86,356  DLJ MORTGAGE ACCEPTANCE CORPORATION SERIES 1990-2 CLASS A+/-(i)            6.93        01/25/2022            85,957
     68,024  DLJ MORTGAGE ACCEPTANCE CORPORATION SERIES 1991-3 CLASS A1+/-(i)           6.18        02/20/2021            67,866
     49,734  EQUIFIRST MORTGAGE LOAN TRUST SERIES 2003-2 CLASS 3A3+/-                   5.62        09/25/2033            48,948
    402,100  FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES T-42 CLASS A6              9.50        02/25/2042           442,940
    356,672  FNMA GRANTOR TRUST SERIES 2002-T1 CLASS A4                                 9.50        11/25/2031           386,657
    122,000  FNMA SERIES 1<<                                                            5.25        01/29/2009           122,204
    198,483  FNMA SERIES 1990-77 CLASS D                                                9.00        06/25/2020           212,636
     68,297  FNMA SERIES 2003-W19 CLASS 1A4                                             4.78        11/25/2033            68,162
    249,199  FNMA WHOLE LOAN SERIES 2002-W4 CLASS A6+/-                                 6.50        05/25/2042           255,495
     24,186  FNMA WHOLE LOAN SERIES 2003-W11 CLASS A1+/-                                8.01        06/25/2033            24,398
    104,616  FNMA WHOLE LOAN SERIES 2003-W3 CLASS 1A4+/-                                6.26        08/25/2042           105,451
    385,634  FNMA WHOLE LOAN SERIES 2003-W6 CLASS 6A+/-                                 6.44        08/25/2042           387,220
    198,200  GSMPS MORTGAGE LOAN TRUST SERIES 1998-1 CLASS A+/-++                       8.00        09/19/2027           214,719
    209,623  GSMPS MORTGAGE LOAN TRUST SERIES 2004-4 CLASS 1AF+/-++                     5.19        06/25/2034           207,098
    158,950  GSMPS MORTGAGE LOAN TRUST SERIES 2004-4 CLASS 2A1+/-++                     6.46        06/25/2034           159,538
    164,958  GSMPS MORTGAGE LOAN TRUST SERIES 2006-RP2 CLASS 1AF1+/-++                  5.19        04/25/2036           163,270
    135,460  GSR MORTGAGE LOAN TRUST SERIES 2004-1 CLASS 2A2+/-                         6.71        04/25/2032           135,519
    120,235  HOUSING SECURITIES INCORPORATED SERIES 1992-8 CLASS C+/-                   5.84        06/25/2024           119,864
  3,569,975  INDYMAC INDEX MORTGAGE LOAN TRUST SERIES 2004-AR8 CLASS AX1+/-(c)          0.80        11/25/2034             5,578
     76,316  JPMORGAN ALTERNATIVE LOAN TRUST SERIES 2006-A5 CLASS 1A2+/-                4.85        10/25/2036            75,936
    269,720  JPMORGAN MORTGAGE TRUST SERIES 2005-A5 CLASS 3A1+/-                        5.38        08/25/2035           266,863
    196,971  JPMORGAN RESIDENTIAL MORTGAGE ACCEPTANCE SERIES 2006-R1 CLASS 1A1+/
             -++                                                                        4.94        09/28/2044           194,046
     80,344  MASTER MORTGAGES TRUST SERIES 2002-3 CLASS 4A1+/-                          6.18        10/25/2032            80,000
    936,129  RESIDENTIAL FINANCE LP SERIES 2003-C CLASS B3+/-++                         6.06        09/10/2035           865,664
    220,767  SALOMON BROTHERS MORTGAGE SECURITIES VII SERIES 1990-2 CLASS A+/-          7.12        11/25/2020           220,127
    181,279  STRUCTURED ASSET SECURITIES CORPORATION SERIES 1998-RF2 CLASS A+/-++       8.52        07/15/2027           180,858
     16,750  TERWIN MORTGAGE TRUST SERIES 2004-21HE CLASS 1A1+/-                        5.27        12/25/2034            16,123
 10,000,000  WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES 2002-C2 CLASS IO3+/
             -++(c)                                                                     1.61        11/15/2034               416
     85,270  WASHINGTON MUTUAL INCORPORATED SERIES 2003-AR7 CLASS A5+/-                 3.07        08/25/2033            84,997
    194,573  WILSHIRE FUNDING CORPORATION SERIES 1998-2 CLASS M1+/-(i)                  6.98        12/28/2037           194,137

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $7,797,944)                                                            7,717,194
                                                                                                                  --------------
CORPORATE BONDS & NOTES: 27.48%

APPAREL & ACCESSORY STORES: 0.26%
     65,000  MAY DEPARTMENT STORES COMPANY                                              5.95        11/01/2008            65,083
                                                                                                                  --------------

BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS: 0.37%
     95,000  DR HORTON INCORPORATED                                                     7.50        12/01/2007            95,000
                                                                                                                  --------------

COMMUNICATIONS: 1.83%
     75,000  COX COMMUNICATIONS INCORPORATED+/-                                         6.25        12/14/2007            75,010
    110,000  ECHOSTAR DBS CORPORATION                                                   5.75        10/01/2008           109,863
     50,000  QWEST CORPORATION+/-                                                       8.94        06/15/2013            51,375
    155,000  TIME WARNER ENTERTAINMENT COMPANY LP                                       7.25        09/01/2008           157,314
     65,000  US UNWIRED INCORPORATED SERIES B                                          10.00        06/15/2012            69,439

                                                                                                                         463,001
                                                                                                                  --------------
COMPUTER HARDWARE: 0.79%
    200,000  IBM CORPORATION SERIES MTN                                                 3.80        02/01/2008           199,550
                                                                                                                  --------------

66 Wells Fargo Advantage Income Funds

                         Portfolio of Investments--November 30, 2007 (Unaudited)


ULTRA-SHORT DURATION BOND FUND
--------------------------------------------------------------------------------

  PRINCIPAL  SECURITY NAME                                                         INTEREST RATE  MATURITY DATE       VALUE
DEPOSITORY INSTITUTIONS: 3.51%
$   350,000  BANK ONE                                                                   6.25%       02/15/2008    $      350,428
    200,000  ING USA GLOBAL FUNDING TRUST SERIES MTN+/-                                 5.55        10/09/2009           199,789
    250,000  M&I MARSHALL & ILSLEY BANK SERIES BN+/-                                    5.85        12/04/2012           241,237
    100,000  PNC FUNDING CORPORATION+/-                                                 5.50        01/31/2012            98,665

                                                                                                                         890,119
                                                                                                                  --------------

ELECTRIC, GAS & SANITARY SERVICES: 3.15%
    200,000  ENTERGY GULF STATES INCORPORATED+/-                                        5.98        12/01/2009           198,433
    110,000  ENTERGY GULF STATES INCORPORATED                                           5.12        08/01/2010           110,290
    125,000  FLORIDA POWER CORPORATION SERIES A+/-                                      5.28        11/14/2008           124,726
     40,000  IPALCO ENTERPRISES INCORPORATED                                            8.38        11/14/2008            40,600
    195,000  NISOURCE CAPITAL MARKETS INCORPORATEDSS.                                   6.78        12/01/2027           195,000
    130,000  OHIO POWER COMPANY+/-                                                      5.42        04/05/2010           128,812

                                                                                                                         797,861
                                                                                                                  --------------

ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT:
0.97%
    250,000  NATIONAL SEMICONDUCTOR CORPORATION+/-                                      5.94        06/15/2010           245,714
                                                                                                                  --------------

FOOD & KINDRED PRODUCTS: 1.42%
    165,000  GENERAL MILLS INCORPORATED+/-                                              5.31        01/22/2010           163,802
    100,000  HJ HEINZ COMPANY++                                                         6.43        12/01/2008           101,788
     95,000  KRAFT FOODS INCORPORATED                                                   4.00        10/01/2008            94,159

                                                                                                                         359,749
                                                                                                                  --------------

FOOD STORES: 0.61%
    155,000  SAFEWAY INCORPORATED+/-                                                    5.55        03/27/2009           154,638
                                                                                                                  --------------

GENERAL MERCHANDISE STORES: 0.43%
    110,000  CVS CAREMARK CORPORATION+/-                                                5.92        06/01/2010           108,246
                                                                                                                  --------------

INSURANCE CARRIERS: 1.76%
    160,000  LINCOLN NATIONAL CORPORATION+/-                                            5.35        04/06/2009           159,572
    160,000  SUN LIFE FINANCIAL GLOBAL FUNDING LP+/-++                                  5.49        07/06/2010           160,352
    125,000  UNUMPROVIDENT CORPORATION                                                  5.86        05/15/2009           127,418

                                                                                                                         447,342
                                                                                                                  --------------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL &
OPTICAL GOODS: 0.67%
    160,000  XEROX CORPORATION                                                          7.13        06/15/2010           170,186
                                                                                                                  --------------

MOTION PICTURES: 0.63%
    160,000  THE WALT DISNEY COMPANY+/-                                                 5.29        07/16/2010           159,421
                                                                                                                  --------------

NON-DEPOSITORY CREDIT INSTITUTIONS: 4.66%
    220,000  AMERICAN EXPRESS BANK FIRST SAVINGS BANK SERIES BKNT+/-                    4.84        06/22/2009           219,189
     65,000  COUNTRYWIDE FINANCIAL CORPORATION SERIES MTN+/-                            5.60        04/30/2008            58,792
    110,000  DISCOVER FINANCIAL SERVICES+/-++                                           6.23        06/11/2010           106,976
    270,000  GENERAL ELECTRIC CAPITAL CORPORATION+/-                                    5.10        04/28/2011           268,671
    225,000  HSBC FINANCE CORPORATION                                                   5.84        02/15/2008           225,373
    300,000  PRIVATE EXPORT FUNDING CORPORATION SERIES D                                5.87        07/31/2008           302,871

                                                                                                                       1,181,872
                                                                                                                  --------------

OIL & GAS EXTRACTION: 0.62%
    160,000  ANADARKO PETROLEUM CORPORATION+/-                                          6.09        09/15/2009           157,887
                                                                                                                  --------------

PRINTING, PUBLISHING & ALLIED INDUSTRIES: 0.27%
     70,000  THE E. W. SCRIPPS COMPANY                                                  3.75        02/15/2008            69,737
                                                                                                                  --------------

Portfolio of Investments--November 30, 2007 (Unaudited)

                                           Wells Fargo Advantage Income Funds 67


ULTRA-SHORT DURATION BOND FUND
--------------------------------------------------------------------------------

  PRINCIPAL  SECURITY NAME                                                         INTEREST RATE  MATURITY DATE       VALUE
REAL ESTATE INVESTMENT TRUSTS (REITS): 1.68%
$   160,000  DUKE REALTY LP                                                             3.35%       01/15/2008    $      159,706
    120,000  EQUITY ONE INCORPORATED                                                    3.88        04/15/2009           118,465
    150,000  INTERNATIONAL LEASE FINANCE CORPORATION SERIES MTN+/-                      5.56        07/11/2011           148,481

                                                                                                                         426,652
                                                                                                                  --------------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 1.17%
    300,000  LEHMAN BROTHERS HOLDINGS INCORPORATED SERIES MTN1+/-                       5.28        03/23/2009           295,861
                                                                                                                  --------------

TRANSPORTATION EQUIPMENT: 1.40%
    255,000  DAIMLERCHRYSLER NA HOLDING CORPORATION SERIES MTN+/-                       6.05        03/13/2009           253,843
    100,000  JOHNSON CONTROLS INCORPORATED+/-                                           5.44        01/17/2008           100,018

                                                                                                                         353,861
                                                                                                                  --------------

WHOLESALE TRADE NON-DURABLE GOODS: 1.28%
    160,000  BROWN-FORMAN CORPORATION+/-                                                5.33        04/18/2010           159,188
    165,000  CARDINAL HEALTH INCORPORATED+/-++                                          5.63        10/02/2009           165,250
                                                                                                                         324,438
                                                                                                                  --------------

TOTAL CORPORATE BONDS & NOTES (COST $6,990,882)                                                                        6,966,218
                                                                                                                  --------------

FOREIGN CORPORATE BONDS@: 4.48%
     35,000  PEMEX FINANCE LIMITED                                                      9.69        08/15/2009            36,400
    100,000  SABMILLER PLC+/-++                                                         5.53        07/01/2009           100,337
    205,000  TELEFONICA EMISIONES SAU+/-                                                5.89        06/19/2009           204,114
    160,000  TELEFONOS DE MEXICO SA                                                     4.50        11/19/2008           159,983
    200,000  TRANSOCEAN INCORPORATED+/-                                                 5.87        09/05/2008           198,725
    230,000  WESTERN POWER DISTRIBUTION HOLDINGS LIMITED++                              6.50        12/15/2008           234,396
    200,000  YORKSHIRE POWER FINANCE SERIES B                                           6.50        02/25/2008           200,477

TOTAL FOREIGN CORPORATE BONDS (COST $1,131,876)                                                                        1,134,432
                                                                                                                  --------------

FOREIGN GOVERNMENT BONDS@: 1.37%
    195,000  DIAGEO FINANCE BV+/-                                                       5.32        03/30/2009           195,358
    155,000  VODAFONE GROUP PLC+/-                                                      6.03        06/15/2011           151,163

TOTAL FOREIGN GOVERNMENT BONDS (COST $347,504)                                                                           346,521
                                                                                                                  --------------
MUNICIPAL BONDS & NOTES: 5.01%

ARIZONA: 0.79%
    200,000  TUCSON HEART HOSPITAL-CARONDELET LLC (HEALTHCARE FACILITIES REVENUE,
             GENERAL OBLIGATION OF HOSPITAL)+/-SS.                                      6.10        11/15/2026           200,000
                                                                                                                  --------------
CALIFORNIA: 1.78%
    300,000  CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTHORITY (SEWER
             REVENUE, FGIC INSURED)+/-++SS.                                             5.88        08/01/2035           300,000
    150,000  SACRAMENTO COUNTY CA PENSION FUNDING SERIES C-1 (OTHER REVENUE, MBIA
             INSURED)+/-SS.                                                             5.50        07/10/2030           150,000

                                                                                                                         450,000
                                                                                                                  --------------
ILLINOIS: 0.11%
     30,000  PROSPECT HEIGHTS IL (PROPERTY TAX REVENUE)^                                4.14        12/01/2008            28,338
                                                                                                                  --------------
MASSACHUSETTS: 0.63%
    155,000  NORTHEASTERN UNIVERSITY MASSACHUSETTS SERIES A (COLLEGE & UNIVERSITY
             REVENUE, MBIA INSURED)                                                     7.04        10/01/2028           160,369
                                                                                                                  --------------
NEW JERSEY: 0.52%
    130,000  BAYONNE NJ REDEVELOPMENT AGENCY (OTHER REVENUE)                            5.59        04/11/2009           131,656
                                                                                                                  --------------

68 Wells Fargo Advantage Income Funds

                         Portfolio of Investments--November 30, 2007 (Unaudited)


ULTRA-SHORT DURATION BOND FUND
--------------------------------------------------------------------------------

  PRINCIPAL  SECURITY NAME                                                         INTEREST RATE  MATURITY DATE       VALUE
NEW YORK: 1.18%
$   300,000  NEW YORK STATE DORMITORY AUTHORITY (HEALTHCARE FACILITIES REVENUE)         3.45%       02/15/2008    $      299,585
                                                                                                                  --------------

TOTAL MUNICIPAL BONDS & NOTES (COST $1,266,580)                                                                        1,269,948
                                                                                                                  --------------
COLLATERAL FOR SECURITIES LENDING: 0.91%

COLLATERAL INVESTED IN OTHER ASSETS: 0.91%
      3,184  ALPINE SECURITIZATION CORPORATION++                                        4.70        12/04/2007             3,180
          9  AMERICAN GENERAL FINANCE CORPORATION+/-                                    5.33        01/18/2008                 9
        735  AMSTEL FUNDING CORPORATION                                                 5.20        12/04/2007               735
        490  ASPEN FUNDING CORPORATION                                                  4.99        12/27/2007               488
      3,266  ATLAS CAPITAL FUNDING CORPORATION+/-++                                     4.78        04/25/2008             3,265
      3,266  ATOMIUM FUNDING LLC++                                                      5.10        12/04/2007             3,265
      7,347  BARCLAYS REPURCHASE AGREEMENT - 102% COLLATERALIZED
             (MATURITY VALUE $7,350)                                                    4.84        12/03/2007             7,347
        816  BARTON CAPITAL CORPORATION++                                               4.75        12/07/2007               816
      4,082  BASF FINANCE EUROPE NV+/-++                                                5.17        10/17/2008             4,076
      4,082  BEAR STEARNS & COMPANY INCORPORATED INTERNATIONAL REPURCHASE
             AGREEMENT - 102% COLLATERALIZED (MATURITY VALUE $4,084)                    4.74        12/03/2007             4,082
     12,246  BEAR STEARNS & COMPANY INCORPORATED REPURCHASE AGREEMENT - 102%
             COLLATERALIZED (MATURITY VALUE $12,251)                                    4.79        12/03/2007            12,246
      2,449  BNP PARIBAS+/-                                                             4.85        11/07/2008             2,449
     16,328  BNP PARIBAS REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY
             VALUE $16,334)                                                             4.77        12/03/2007            16,328
      5,715  CHARIOT FUNDING LLC++                                                      4.70        12/05/2007             5,713
      1,714  CHARIOT FUNDING LLC                                                        5.02        12/28/2007             1,709
      2,327  CHEYNE FINANCE LLC+/-++^^                                                  4.61        02/25/2008             2,094
        816  CIT GROUP INCORPORATED+/-                                                  5.67        12/19/2007               815
     16,328  CITIGROUP REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY VALUE
             $16,334)                                                                   4.77        12/03/2007            16,328
      4,653  CLIPPER RECEIVABLES CORPORATION                                            4.75        12/03/2007             4,653
      2,939  CLIPPER RECEIVABLES CORPORATION++                                          5.13        12/14/2007             2,935
      4,082  CRC FUNDING LLC++                                                          4.90        12/05/2007             4,081
      1,837  CREDIT AGRICOLE SA+/-                                                      5.02        02/25/2008             1,837
     20,410  CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT - 102%
             COLLATERALIZED (MATURITY VALUE $20,418)                                    4.79        12/03/2007            20,410
      2,041  CULLINAN FINANCE CORPORATION+/-++                                          4.76        08/04/2008             2,028
      1,633  FAIRWAY FINANCE CORPORATION++                                              4.73        12/06/2007             1,632
      2,776  FAIRWAY FINANCE CORPORATION++                                              5.03        12/10/2007             2,773
      2,123  FALCON ASSET SECURITIZATION CORPORATION                                    5.02        12/24/2007             2,117
      3,266  GALLEON CAPITAL LLC++                                                      4.90        12/04/2007             3,265
      2,857  GALLEON CAPITAL LLC                                                        4.82        12/07/2007             2,856
      1,306  GENERAL ELECTRIC CAPITAL ASSURANCE COMPANY+/-                              4.74        06/16/2008             1,306
      2,857  ING (USA) ANNUITY & LIFE INSURANCE COMPANY+/-                              4.73        08/16/2008             2,857
      2,939  KESTREL FUNDING US LLC+/-++                                                4.76        02/25/2008             2,937
      6,123  KITTY HAWK FUNDING CORPORATION                                             4.74        12/06/2007             6,120
      6,123  LIQUID FUNDING LIMITED+/-++                                                5.70        06/11/2008             6,124
         82  M&I MARSHALL & ILSLEY BANK SERIES BKNT+/-                                  4.84        02/15/2008                82
     16,328  MERRILL LYNCH & COMPANY INCORPORATED REPURCHASE AGREEMENT - 102%
             COLLATERALIZED (MATURITY VALUE $16,334)                                    4.75        12/03/2007            16,328
         61  MERRILL LYNCH & COMPANY INCORPORATED SERIES MTNB+/-                        5.45        01/02/2008                61
      2,041  METLIFE GLOBAL FUNDING I+/-++                                              4.71        10/21/2008             2,037
      1,225  MORGAN STANLEY+/-                                                          4.76        04/07/2008             1,225
      6,113  MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY
             VALUE $6,115)                                                              4.77        12/03/2007             6,113
      6,531  MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY
             VALUE $6,534)                                                              4.77        12/03/2007             6,531
      1,255  MORGAN STANLEY SERIES EXL+/-                                               4.78        10/15/2008             1,255
      2,041  NATEXIS BANQUES POPULAIRES+/-++                                            4.90        09/08/2008             2,041
        571  OLD LINE FUNDING CORPORATION++                                             5.06        12/17/2007               570
      1,453  PREMIUM ASSET TRUST+/-++                                                   5.29        07/15/2008             1,453
      3,833  RACERS TRUST SERIES 2004-6-MM+/-++                                         4.93        03/22/2008             3,833

Portfolio of Investments--November 30, 2007 (Unaudited)

                                           Wells Fargo Advantage Income Funds 69


ULTRA-SHORT DURATION BOND FUND
--------------------------------------------------------------------------------

  PRINCIPAL  SECURITY NAME                                                        INTEREST RATE   MATURITY DATE       VALUE
COLLATERAL INVESTED IN OTHER ASSETS (CONTINUED)
$     3,184  RANGER FUNDING CORPORATION++                                               4.86%       12/17/2007    $        3,178
        571  SCALDIS CAPITAL LIMITED                                                    5.06        12/14/2007               571
      1,633  SLM CORPORATION+/-++                                                       4.66        05/12/2008             1,620
      2,449  SOLITAIRE FUNDING LLC                                                      4.99        12/26/2007             2,442
      3,592  SOLITAIRE FUNDING LLC                                                      4.99        12/31/2007             3,579
      3,266  STANFIELD VICTORIA FUNDING LLC+/-++                                        5.23        04/03/2008             3,227
      1,907  THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED++                       4.90        12/07/2007             1,906
      1,569  THE TRAVELERS INSURANCE COMPANY+/-                                         4.74        02/08/2008             1,569
      8,164  TRANSAMERICA OCCIDENTAL LIFE INSURANCE+/-                                  4.89        08/01/2008             8,164
      2,041  UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+/-++                         4.69        10/08/2008             2,039
        441  UNICREDITO ITALIANO BANK (NEW YORK) SERIES YCD+/-                          5.62        12/03/2007               441
        139  UNICREDITO ITALIANO BANK (NEW YORK) SERIES YCD+/-                          5.70        12/13/2007               139
      2,204  VERSAILLES CDS LLC                                                         4.97        12/05/2007             2,204
      1,225  VERSAILLES CDS LLC                                                         5.11        12/11/2007             1,223
      2,041  VICTORIA FINANCE LLC+/-++^^                                                4.69        05/02/2008             2,041
      2,041  VICTORIA FINANCE LLC+/-++^^                                                4.78        08/07/2008             2,041

                                                                                                                         230,789
                                                                                                                  --------------

TOTAL COLLA TERAL FOR SECURITIES LENDING (COST $231,025)                                                                 230,789
                                                                                                                  --------------
SHORT-TERM INVESTMENTS: 9.19%

     SHARES
MUTUAL FUNDS: 9.03%
  2,290,472  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                              2,290,472
                                                                                                                  --------------

  PRINCIPAL
US TREASURY BILLS: 0.16%
$    40,000  US TREASURY BILL^#                                                         3.86        01/24/2008            39,779

TOTAL SHORT-TERM INVESTMENTS (COST $2,330,251)                                                                         2,330,251
                                                                                                                  --------------

TOTAL INVESTMENTS IN SECURITIES
(COST $26,061,155)*                                              101.16%                                          $   25,644,751

OTHER ASSETS AND LIABILITIES, NET                                 (1.16)                                                (294,829)
                                                                 ------                                           --------------

TOTAL NET ASSETS                                                 100.00%                                          $   25,349,922
                                                                 ------                                           --------------

+/-   Variable rate investments.

++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

^^ This security is currently in default with regard to scheduled interest and/or principal payments.

<<    All or a portion of this security is on loan. (See Note 2)

(I)   Illiquid security.

(C) Interest-only securities entitle holders to receive only the interest payments on the underlying mortgages. The principal amount shown is the notional amount of the underlying mortgages. Interest rate disclosed represents the coupon rate.

@     Foreign bond principal is denominated in US dollars.

^     Zero coupon bond. Interest rate presented is yield to maturity.

SS. These securities are subject to a demand feature which reduces the effective maturity.

~ This Wells Fargo Advantage Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Advantage Money Market Fund. The Fund does not pay an investment advisory fee for such investments.

+++   Security of an affiliate of the Fund with a cost of $2,290,472.

#     Security pledged as collateral for futures transactions.

* Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

      The accompanying notes are an integral part of these financial statements.

70 Wells Fargo Advantage Income Funds

             Statements of Assets and Liabilities--November 30, 2007 (Unaudited)


                                                                               Diversified     High Yield          Income
                                                                                Bond Fund       Bond Fund        Plus Fund
----------------------------------------------------------------------------------------------------------------------------
ASSETS
   Investments
     In securities, at market value .......................................   $          0   $   83,293,449    $  52,675,892
     Investments in affiliated Master Portfolios ..........................     63,465,372                0                0
     Collateral for securities loaned (Note 2) ............................              0        8,454,673       19,822,709
     Investments in affiliates ............................................              0          182,059        7,023,270
                                                                              ----------------------------------------------
   Total investments at market value (see cost below) .....................     63,465,372       91,930,181       79,521,871
                                                                              ----------------------------------------------
   Cash ...................................................................         25,000           50,000            5,598
   Variation margin receivable on futures contracts .......................              0                0                0
   Receivable for Fund shares issued ......................................         26,283           40,000          107,956
   Receivable for investments sold ........................................            471        2,487,480           11,133
   Receivables for dividends and interest .................................              0        1,620,059          482,124
   Receivable for interest rate swaps/spread locks ........................              0           21,323                0
   Prepaid expenses and other assets ......................................              0                0                0
                                                                              ----------------------------------------------
Total assets ..............................................................     63,517,126       96,149,043       80,128,682
                                                                              ----------------------------------------------
LIABILITIES
   Payable for Fund shares redeemed .......................................          2,245          165,846          133,315
   Payable for investments purchased ......................................            470          489,793        6,965,112
   Dividends payable ......................................................              0          524,223                0
   Payable to investment advisor and affiliates (Note 3) ..................            643           75,274           33,991
   Payable for securities loaned (Note 2) .................................              0        8,478,818       19,842,693
   Accrued expenses and other liabilities .................................         41,999           42,637            6,219
                                                                              ----------------------------------------------
Total liabilities .........................................................         45,357        9,776,591       26,981,330
                                                                              ----------------------------------------------
TOTAL NET ASSETS ..........................................................   $ 63,471,769   $   86,372,452    $  53,147,352
                                                                              ==============================================
NET ASSETS CONSIST OF
   Paid-in capital ........................................................   $ 61,562,991   $   90,029,271    $  61,038,504
   Undistributed net investment income (loss) .............................         48,579           95,937         (117,044)
   Undistributed net realized gain (loss) on investments ..................        957,013       (1,352,564)      (8,165,879)
   Net unrealized appreciation (depreciation) of investments, foreign currencies and translation of assets and liabilities
      denominated in foreign currencies ...................................        903,186       (2,421,515)         391,771
   Net unrealized appreciation (depreciation) of futures ..................              0                0                0
   Net unrealized appreciation (depreciation) of options, swap agreements,
     and short sales ......................................................              0           21,323                0
                                                                              ----------------------------------------------
TOTAL NET ASSETS ..........................................................   $ 63,471,769   $   86,372,452    $  53,147,352
                                                                              ==============================================
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE 1
   Net assets - Class A ...................................................             NA   $   62,406,196    $  39,292,613
   Shares outstanding - Class A ...........................................             NA        6,237,853        3,624,223
   Net asset value per share - Class A ....................................             NA           $10.00    $       10.84
   Maximum offering price per share - Class A .............................             NA   $        10.47 2  $       11.35 2
   Net assets - Class B ...................................................             NA   $   14,123,161    $   9,025,713
   Shares outstanding - Class B ...........................................             NA        1,411,779          832,299
   Net asset value and offering price per share - Class B .................             NA           $10.00           $10.84
   Net assets - Class C ...................................................             NA   $    9,843,095    $   4,829,026
   Shares outstanding - Class C ...........................................             NA          983,274          445,401
   Net asset value and offering price per share - Class C .................             NA           $10.01           $10.84
   Net assets - Class Z ...................................................             NA               NA               NA
   Shares outstanding - Class Z ...........................................             NA               NA               NA
   Net asset value and offering price per share - Class Z .................             NA               NA               NA
   Net assets - Administrator Class .......................................   $ 63,471,769               NA               NA
   Shares outstanding - Administrator Class ...............................      2,521,759               NA               NA
   Net asset value and offering price per share - Administrator Class .....         $25.17               NA               NA
   Net assets - Institutional Class .......................................              0               NA               NA
   Shares outstanding - Institutional Class ...............................              0               NA               NA
   Net asset value and offering price per share - Institutional Class .....              0               NA               NA
                                                                              ----------------------------------------------

Investments at cost .......................................................   $ 62,562,186   $   94,351,696    $  79,130,110
                                                                              ----------------------------------------------
Securities on loan, at market value (Note 2) ..............................   $          0   $    8,298,971    $  19,452,378
                                                                              ----------------------------------------------

--------------------------------------------------------------------------------
1     Each Fund has an unlimited number of authorized shares.

2 Maximum offering price is computed as 100/95.50 of net asset value. On investments of $50,000 or more, the offering price is reduced.

3 Maximum offering price is computed as 100/97.00 of net asset value. On investments of $50,000 or more, the offering price is reduced.

4 Maximum offering price is computed as 100/98.00 of net asset value. On investments of $50,000 or more, the offering price is reduced.

      The accompanying notes are an integral part of these financial statements.

Statements of Assets and Liabilities--November 30, 2007 (Unaudited)

                                           Wells Fargo Advantage Income Funds 71


                                                                               Inflation-      Intermediate     Short Duration
                                                                               Protected        Government        Government
                                                                               Bond Fund       Income Fund         Bond Fund
------------------------------------------------------------------------------------------------------------------------------
ASSETS
   Investments
     In securities, at market value .......................................   $          0    $  345,071,255    $  432,554,004
     Investments in affiliated Master Portfolios ..........................     48,215,382                 0                 0
     Collateral for securities loaned (Note 2) ............................              0       161,358,032       158,277,894
     Investments in affiliates ............................................              0        11,359,862        27,451,383
                                                                              ------------------------------------------------
   Total investments at market value (see cost below) .....................     48,215,382       517,789,149       618,283,281
                                                                              ------------------------------------------------
   Cash ...................................................................         25,000            50,000           100,000
   Variation margin receivable on futures contracts .......................              0                 0                 0
   Receivable for Fund shares issued ......................................        644,868            22,088           417,424
   Receivable for investments sold ........................................              0             8,482        16,583,521
   Receivables for dividends and interest .................................              0         1,578,655         1,766,600
   Receivable for interest rate swaps/spread locks ........................              0                 0                 0
   Prepaid expenses and other assets ......................................            565                 0                 0
                                                                              ------------------------------------------------
Total assets ..............................................................     48,885,815       519,448,374       637,150,826
                                                                              ------------------------------------------------
LIABILITIES
   Payable for Fund shares redeemed .......................................          1,787           103,383            32,135
   Payable for investments purchased ......................................              0                 0        64,152,484
   Dividends payable ......................................................        296,557                 0         1,614,430
   Payable to investment advisor and affiliates (Note 3) ..................              0           162,672           137,112
   Payable for securities loaned (Note 2) .................................              0       161,518,436       158,437,461
   Accrued expenses and other liabilities .................................         76,505           121,707           110,300
                                                                              ------------------------------------------------
Total liabilities .........................................................        374,849       161,906,198       224,483,922
                                                                              ------------------------------------------------
TOTAL NET ASSETS ..........................................................   $ 48,510,966      $357,542,176    $  412,666,904
                                                                              ================================================
NET ASSETS CONSIST OF
   Paid-in capital ........................................................   $ 51,557,975    $  406,023,450    $  429,812,488
   Undistributed net investment income (loss) .............................        183,905        (2,029,225)         (218,478)
   Undistributed net realized gain (loss) on investments ..................     (4,172,743)      (48,993,264)      (19,353,376)
   Net unrealized appreciation (depreciation) of investments, foreign currencies and translation of assets and liabilities
      denominated in foreign currencies ...................................        941,829         2,541,215         2,426,270
   Net unrealized appreciation (depreciation) of futures ..................              0                 0                 0
   Net unrealized appreciation (depreciation) of options, swap agreements,
     and short sales ......................................................              0                 0                 0
                                                                              ------------------------------------------------
TOTAL NET ASSETS ..........................................................   $ 48,510,966    $  357,542,176    $  412,666,904
                                                                              ================================================

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE(1)
   Net assets - Class A ...................................................   $ 18,917,818    $  111,141,778    $   74,893,081
   Shares outstanding - Class A ...........................................      1,858,132        10,313,192         7,497,452
   Net asset value per share - Class A ....................................   $      10.18    $        10.78             $9.99
   Maximum offering price per share - Class A .............................   $      10.66 2  $        11.29 2  $        10.30 3
   Net assets - Class B ...................................................   $  7,158,671    $   12,002,422    $    9,626,809
   Shares outstanding - Class B ...........................................        704,239         1,115,335           963,072
   Net asset value and offering price per share - Class B .................         $10.16            $10.76            $10.00
   Net assets - Class C ...................................................   $  7,114,212    $    7,114,613    $    7,513,982
   Shares outstanding - Class C ...........................................        700,239           662,864           751,124
   Net asset value and offering price per share - Class C .................         $10.16            $10.73            $10.00
   Net assets - Class Z ...................................................             NA                NA                NA
   Shares outstanding - Class Z ...........................................             NA                NA                NA
   Net asset value and offering price per share - Class Z .................             NA                NA                NA
   Net assets - Administrator Class .......................................   $ 15,320,265    $  227,283,363    $  255,586,274
   Shares outstanding - Administrator Class ...............................      1,507,291        21,101,726        25,556,517
   Net asset value and offering price per share - Administrator Class .....         $10.16            $10.77            $10.00
   Net assets - Institutional Class .......................................             NA                 0    $   65,046,758
   Shares outstanding - Institutional Class ...............................             NA                 0         6,503,025
   Net asset value and offering price per share - Institutional Class .....             NA                 0            $10.00
                                                                              ------------------------------------------------

Investments at cost .......................................................   $ 47,273,553    $  515,247,934    $  615,857,011
                                                                              ------------------------------------------------
Securities on loan, at market value (Note 2) ..............................   $          0    $  158,740,345    $  155,271,409
                                                                              ------------------------------------------------

                                                                                 Stable          Strategic
                                                                              Income Fund       Income Fund
----------------------------------------------------------------------------------------------------------------
ASSETS
   Investments
     In securities, at market value .......................................   $            0    $  43,374,668
     Investments in affiliated Master Portfolios ..........................      370,504,283                0
     Collateral for securities loaned (Note 2) ............................                0        8,416,078
     Investments in affiliates ............................................                0        1,836,556
                                                                              ----------------------------------
   Total investments at market value (see cost below) .....................      370,504,283       53,627,302
                                                                              ----------------------------------
   Cash ...................................................................           25,000                0
   Variation margin receivable on futures contracts .......................                0                0
   Receivable for Fund shares issued ......................................          156,059           73,156
   Receivable for investments sold ........................................                0           30,150
   Receivables for dividends and interest .................................                0          975,025
   Receivable for interest rate swaps/spread locks ........................                0                0
   Prepaid expenses and other assets ......................................                0           16,410
                                                                              ----------------------------------
Total assets ..............................................................      370,685,342       54,722,043
                                                                              ----------------------------------
LIABILITIES
   Payable for Fund shares redeemed .......................................           59,266           79,989
   Payable for investments purchased ......................................                0          406,311
   Dividends payable ......................................................                0          269,561
   Payable to investment advisor and affiliates (Note 3) ..................           24,204           28,858
   Payable for securities loaned (Note 2) .................................                0        8,424,562
   Accrued expenses and other liabilities .................................          121,646                0
                                                                              ----------------------------------
Total liabilities .........................................................          205,116        9,209,281
                                                                              ----------------------------------
TOTAL NET ASSETS ..........................................................   $  370,480,226    $  45,512,762
                                                                              ==================================
NET ASSETS CONSIST OF
   Paid-in capital ........................................................   $  375,525,105    $  46,234,897
   Undistributed net investment income (loss) .............................          196,561           (1,761)
   Undistributed net realized gain (loss) on investments ..................       (3,522,145)         648,675
   Net unrealized appreciation (depreciation) of investments, foreign currencies and translation of assets and liabilities
      denominated in foreign currencies ...................................       (1,719,295)      (1,369,049)
   Net unrealized appreciation (depreciation) of futures ..................                0                0
   Net unrealized appreciation (depreciation) of options, swap agreements,
     and short sales ......................................................                0                0
                                                                              -----------------------------------
TOTAL NET ASSETS ..........................................................   $  370,480,226      $45,512,762
                                                                              ===================================
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE(1)
   Net assets - Class A ...................................................   $   45,582,001    $  32,072,001
   Shares outstanding - Class A ...........................................        4,434,318        3,201,939
   Net asset value per share - Class A ....................................   $        10.28           $10.02
   Maximum offering price per share - Class A .............................   $        10.49 4         $10.49 2
   Net assets - Class B ...................................................   $    2,835,886    $   9,288,894
   Shares outstanding - Class B ...........................................          276,098          927,103
   Net asset value and offering price per share - Class B .................           $10.27           $10.02
   Net assets - Class C ...................................................   $    3,903,457    $   4,151,867
   Shares outstanding - Class C ...........................................          380,918          415,112
   Net asset value and offering price per share - Class C .................   $        10.25           $10.00
   Net assets - Class Z ...................................................               NA               NA
   Shares outstanding - Class Z ...........................................               NA               NA
   Net asset value and offering price per share - Class Z .................               NA               NA
   Net assets - Administrator Class .......................................   $  318,158,882               NA
   Shares outstanding - Administrator Class ...............................       30,965,145               NA
   Net asset value and offering price per share - Administrator Class .....   $        10.27               NA
   Net assets - Institutional Class .......................................                0               NA
   Shares outstanding - Institutional Class ...............................                0               NA
   Net asset value and offering price per share - Institutional Class .....                0               NA
                                                                              ----------------------------------

Investments at cost .......................................................   $  372,223,578    $  54,996,351
                                                                              ----------------------------------
Securities on loan, at market value (Note 2) ..............................   $            0    $   8,271,401
                                                                              ----------------------------------

                                                                                                   Ultra-Short
                                                                               Total Return          Duration
                                                                                 Bond Fund          Bond Fund
-------------------------------------------------------------------------------------------------------------------
ASSETS
   Investments
     In securities, at market value .......................................    $             0    $   23,083,711
     Investments in affiliated Master Portfolios ..........................      1,541,417,353                 0
     Collateral for securities loaned (Note 2) ............................                  0           230,789
     Investments in affiliates ............................................                  0         2,330,251
                                                                               ------------------------------------
   Total investments at market value (see cost below) .....................      1,541,417,353        25,644,751
                                                                               ------------------------------------
   Cash ...................................................................                  0                 0
   Variation margin receivable on futures contracts .......................                  0               322
   Receivable for Fund shares issued ......................................            335,450                 0
   Receivable for investments sold ........................................                  0           129,478
   Receivables for dividends and interest .................................                  0           195,476
   Receivable for interest rate swaps/spread locks ........................                  0                 0
   Prepaid expenses and other assets ......................................                  0            15,387
                                                                               ------------------------------------
Total assets ..............................................................      1,541,752,803        25,985,414
                                                                               ------------------------------------
LIABILITIES
   Payable for Fund shares redeemed .......................................            517,638            21,790
   Payable for investments purchased ......................................                  0           271,437
   Dividends payable ......................................................          6,587,957           111,191
   Payable to investment advisor and affiliates (Note 3) ..................             25,492                52
   Payable for securities loaned (Note 2) .................................                  0           231,022
   Accrued expenses and other liabilities .................................            261,256                 0
                                                                               ------------------------------------
Total liabilities .........................................................          7,392,343           635,492
                                                                               ------------------------------------
TOTAL NET ASSETS ..........................................................    $ 1,534,360,460    $   25,349,922
                                                                               ====================================
NET ASSETS CONSIST OF
   Paid-in capital ........................................................    $ 1,539,410,945    $   30,681,408
   Undistributed net investment income (loss) .............................            899,775           (13,828)
   Undistributed net realized gain (loss) on investments ..................        (25,578,777)       (4,901,576)
   Net unrealized appreciation (depreciation) of investments, foreign currencies and translation of assets and liabilities
      denominated in foreign currencies ...................................         19,628,517         (416,404)
   Net unrealized appreciation (depreciation) of futures ..................                  0               322
   Net unrealized appreciation (depreciation) of options, swap agreements,
     and short sales ......................................................                  0                 0
                                                                               ------------------------------------
TOTAL NET ASSETS ..........................................................    $ 1,534,360,460    $   25,349,922
                                                                               ====================================
COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE(1)
   Net assets - Class A ...................................................    $    61,958,706    $   12,699,499
   Shares outstanding - Class A ...........................................          4,971,321         1,357,187
   Net asset value per share - Class A ....................................    $         12.46    $         9.36
   Maximum offering price per share - Class A .............................    $         13.05 2  $         9.55 4
   Net assets - Class B ...................................................    $    15,207,885    $    3,444,140
   Shares outstanding - Class B ...........................................          1,219,093           368,879
   Net asset value and offering price per share - Class B .................             $12.47             $9.34
   Net assets - Class C ...................................................    $     5,922,889    $    2,466,343
   Shares outstanding - Class C ...........................................            477,416           263,613
   Net asset value and offering price per share - Class C .................             $12.41             $9.36
   Net assets - Class Z ...................................................    $     3,745,186    $    6,739,940
   Shares outstanding - Class Z ...........................................            305,756           722,875
   Net asset value and offering price per share - Class Z .................             $12.25             $9.32
   Net assets - Administrator Class .......................................    $   961,161,041                NA
   Shares outstanding - Administrator Class ...............................         78,441,988                NA
   Net asset value and offering price per share - Administrator Class .....             $12.25                NA
   Net assets - Institutional Class .......................................    $   486,364,753                NA
   Shares outstanding - Institutional Class ...............................         39,713,540                NA
   Net asset value and offering price per share - Institutional Class .....             $12.25                NA
                                                                               ------------------------------------

Investments at cost .......................................................    $ 1,521,788,836    $   26,061,155
                                                                               ------------------------------------
Securities on loan, at market value (Note 2) ..............................    $             0    $      227,622
                                                                               ------------------------------------

72 Wells Fargo Advantage Income Funds

Statements of Operations--For the Six Months Ended November 30, 2007 (Unaudited)


                                                                               Diversified     High Yield        Income
                                                                                Bond Fund       Bond Fund      Plus Fund
---------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   Dividends allocated from affiliated Master Portfolios ...................   $     49,732   $           0   $          0
   Interest ................................................................            106       3,805,942      1,403,747
   Interest Income allocated from affiliated Master Portfolios .............      1,949,789               0              0
   Income from affiliated securities .......................................              0          37,494         60,592
   Securities lending income, net ..........................................              0          12,135         36,310
   Expenses allocated from affiliated Master Portfolios ....................       (160,211)              0              0
   Waivers allocated from affiliated Master Portfolios .....................         42,957               0              0
                                                                               --------------------------------------------
Total investment income ....................................................      1,882,373       3,855,571      1,500,649
                                                                               --------------------------------------------
EXPENSES
   Advisory fees ...........................................................         89,692         261,014        148,335
   Administration fees
     Fund Level ............................................................         17,939          23,728         13,485
     Class A ...............................................................             NA          95,877         55,124
     Class B ...............................................................             NA          21,647         13,765
     Class C ...............................................................             NA          15,356          6,628
     Class Z ...............................................................             NA              NA             NA
     Administrator Class ...................................................         35,877              NA             NA
     Institutional Class ...................................................              0              NA             NA
   Custody fees ............................................................              0           9,491          5,394
   Shareholder servicing fees (Note 3) .....................................         89,692         118,408         67,425
   Accounting fees .........................................................         11,799          11,770         10,831
   Distribution fees (Note 3)
     Class B ...............................................................             NA          57,983         36,870
     Class C ...............................................................             NA          41,131         17,753
   Professional fees .......................................................          3,776          13,542          9,551
   Registration fees .......................................................          1,525          17,284         14,141
   Shareholder reports .....................................................          3,964          10,797          6,836
   Trustees' fees ..........................................................          4,478           4,478          4,478
   Other fees and expenses .................................................            106           2,761          1,326
                                                                               --------------------------------------------
Total expenses .............................................................        258,848         705,267        411,942
                                                                               --------------------------------------------
LESS
   Waived fees and reimbursed expenses (Note 3) ............................       (124,887)        (60,328)       (87,617)
   Net expenses ............................................................        133,961         644,939        324,325
                                                                               --------------------------------------------
Net investment income (loss) ...............................................      1,748,412       3,210,632      1,176,324
                                                                               --------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

NET REALIZED GAIN (LOSS) FROM
   Securities, foreign currencies and foreign currency translation .........          1,339        (206,450)       226,976
   Futures transactions ....................................................              0               0              0
   Options, swap agreements and short sale transactions ....................              0          (4,594)             0
   Securities transactions allocated from Master Portfolios ................        (29,609)              0              0
   Futures transactions allocated from Master Portfolios ...................        409,563               0              0
   Options, swap agreement and short sale transactions allocated from Master
     Portfolios ............................................................           (155)              0              0
                                                                               --------------------------------------------
Net realized gain and loss from investments ................................        381,138        (211,044)       226,976
                                                                               --------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF
   Securities, foreign currencies and foreign currency translation .........              0      (5,131,205)       818,645
   Futures transactions ....................................................              0               0              0
   Options, swap agreements and short sale transactions ....................              0          16,670              0
   Securities transactions allocated from Master Portfolios ................      1,398,003               0              0
   Forwards, futures, options, swaps and short sales allocated from Master
     Portfolios ............................................................         11,259               0              0
                                                                               --------------------------------------------
Net change in unrealized appreciation (depreciation) of investments ........      1,409,262      (5,114,535)       818,645
                                                                               --------------------------------------------
Net realized and unrealized gain (loss) on investments .....................      1,790,400      (5,325,579)     1,045,621
                                                                               --------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ............    $ 3,538,812   $  (2,114,947)  $  2,221,945
                                                                               ============================================

--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

Statements of Operations--For the Six Months Ended November 30, 2007 (Unaudited)

                                           Wells Fargo Advantage Income Funds 73


                                                                                Inflation-   Intermediate   Short Duration
                                                                                 Protected    Government      Government
                                                                                 Bond Fund    Income Fund     Bond Fund
---------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   Dividends allocated from affiliated Master Portfolios ...................   $    31,637   $          0   $            0
   Interest ................................................................        (3,904)     9,063,352       10,359,157
   Interest Income allocated from affiliated Master Portfolios .............     1,158,949              0                0
   Income from affiliated securities .......................................             0         65,623          203,146
   Securities lending income, net ..........................................             0        102,898          117,290
   Expenses allocated from affiliated Master Portfolios ....................      (106,255)             0                0
   Waivers allocated from affiliated Master Portfolios .....................        29,782              0                0
                                                                               --------------------------------------------
Total investment income ....................................................     1,110,209      9,231,873       10,679,593
                                                                               --------------------------------------------
EXPENSES
   Advisory fees ...........................................................             0        839,288          961,672
   Administration fees
     Fund Level ............................................................        10,891         93,254          106,853
     Class A ...............................................................        26,147        158,401          107,868
     Class B ...............................................................        10,089         18,380           14,913
     Class C ...............................................................         9,940         10,214           11,514
     Class Z ...............................................................            NA             NA               NA
     Administrator Class ...................................................         5,290        119,725          136,435
     Institutional Class ...................................................            NA              0           23,446
   Custody fees ............................................................             0         37,302           42,741
   Shareholder servicing fees (Note 3) .....................................        54,453        466,270          460,994
   Accounting fees .........................................................        29,582         18,899           32,326
   Distribution fees (Note 3)
     Class B ...............................................................        27,024         49,231           39,944
     Class C ...............................................................        26,624         27,359           30,842
   Professional fees .......................................................         4,754         15,677           15,754
   Registration fees .......................................................        13,064         22,078           27,857
   Shareholder reports .....................................................         1,590         40,189           42,355
   Trustees' fees ..........................................................         4,478          4,478            4,478
   Other fees and expenses .................................................         1,732          8,350            8,793
                                                                               --------------------------------------------
Total expenses .............................................................       225,658      1,929,095        2,068,785
                                                                               --------------------------------------------
LESS
   Waived fees and reimbursed expenses (Note 3) ............................       (76,454)      (378,978)        (646,430)
   Net expenses ............................................................       149,204      1,550,117        1,422,355
                                                                               --------------------------------------------
Net investment income (loss) ...............................................       961,005      7,681,756        9,257,238
                                                                               --------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

NET REALIZED GAIN (LOSS) FROM
   Securities, foreign currencies and foreign currency translation .........             0        141,158          904,066
   Futures transactions ....................................................             0        146,458                0
   Options, swap agreements and short sale transactions ....................             0              0                0
   Securities transactions allocated from Master Portfolios ................      (533,914)             0                0
   Futures transactions allocated from Master Portfolios ...................        40,556              0                0
   Options, swap agreement and short sale transactions allocated from Master
     Portfolios ............................................................             0              0                0
                                                                               --------------------------------------------
Net realized gain and loss from investments ................................      (493,358)       287,616          904,066
                                                                               --------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF
   Securities, foreign currencies and foreign currency translation .........             0      7,963,228        5,110,142
   Futures transactions ....................................................             0              0                0
   Options, swap agreements and short sale transactions ....................             0              0                0
   Securities transactions allocated from Master Portfolios ................     3,284,167              0                0
   Forwards, futures, options, swaps and short sales allocated from Master
     Portfolios ............................................................          (181)             0                0
                                                                               --------------------------------------------
Net change in unrealized appreciation (depreciation) of investments ........     3,283,986      7,963,228        5,110,142
                                                                               --------------------------------------------
Net realized and unrealized gain (loss) on investments .....................     2,790,628      8,250,844        6,014,208
                                                                               --------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ............   $ 3,751,633   $ 15,932,600   $   15,271,446
                                                                               ============================================

                                                                                  Stable       Strategic
                                                                                  Income        Income
                                                                                   Fund          Fund
-----------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   Dividends allocated from affiliated Master Portfolios ...................   $   552,250   $      12,250
   Interest ................................................................             1       1,780,669
   Interest Income allocated from affiliated Master Portfolios .............     9,070,815               0
   Income from affiliated securities .......................................             0          74,082
   Securities lending income, net ..........................................             0          13,938
   Expenses allocated from affiliated Master Portfolios ....................      (875,306)              0
   Waivers allocated from affiliated Master Portfolios .....................       257,212               0
                                                                               ----------------------------
Total investment income ....................................................     9,004,972       1,880,939
                                                                               ----------------------------
EXPENSES
   Advisory fees ...........................................................             0         132,540
   Administration fees
     Fund Level ............................................................        93,378          12,049
     Class A ...............................................................        67,068          46,894
     Class B ...............................................................         4,959          13,815
     Class C ...............................................................         5,577           6,766
     Class Z ...............................................................            NA              NA
     Administrator Class ...................................................       159,041              NA
     Institutional Class ...................................................             0              NA
   Custody fees ............................................................             0           4,820
   Shareholder servicing fees (Note 3) .....................................       465,584          60,089
   Accounting fees .........................................................        18,902          17,605
   Distribution fees (Note 3)
     Class B ...............................................................        13,285          37,004
     Class C ...............................................................        14,938          18,123
   Professional fees .......................................................         5,907          14,297
   Registration fees .......................................................        25,236           7,489
   Shareholder reports .....................................................        27,771           3,798
   Trustees' fees ..........................................................         4,478           4,478
   Other fees and expenses .................................................         3,902             154
                                                                               ----------------------------
Total expenses .............................................................       910,026         379,921
                                                                               ----------------------------
LESS
   Waived fees and reimbursed expenses (Note 3) ............................      (229,659)        (59,712)
   Net expenses ............................................................       680,367         320,209
                                                                               ----------------------------
Net investment income (loss) ...............................................     8,324,605       1,560,730
                                                                               ----------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

NET REALIZED GAIN (LOSS) FROM
   Securities, foreign currencies and foreign currency translation .........             0         (32,685)
   Futures transactions ....................................................             0         (22,826)
   Options, swap agreements and short sale transactions ....................             0               0
   Securities transactions allocated from Master Portfolios ................       (38,286)              0
   Futures transactions allocated from Master Portfolios ...................        64,038               0
   Options, swap agreement and short sale transactions allocated from Master
     Portfolios ............................................................        28,370               0
                                                                               ----------------------------
Net realized gain and loss from investments ................................        54,122         (55,511)
                                                                               ----------------------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF
   Securities, foreign currencies and foreign currency translation .........             0      (2,831,976)
   Futures transactions ....................................................             0          (1,494)
   Options, swap agreements and short sale transactions ....................             0               0
   Securities transactions allocated from Master Portfolios ................       365,660               0
   Forwards, futures, options, swaps and short sales allocated from Master
     Portfolios ............................................................       (51,736)              0
                                                                               ----------------------------
Net change in unrealized appreciation (depreciation) of investments ........       313,924      (2,833,470)
                                                                               ----------------------------
Net realized and unrealized gain (loss) on investments .....................       368,046      (2,888,981)
                                                                               ----------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ............   $ 8,692,651   $  (1,328,251)
                                                                               ============================

                                                                                   Total       Ultra-Short
                                                                                  Return        Duration
                                                                                 Bond Fund      Bond Fund
-----------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   Dividends allocated from affiliated Master Portfolios ...................   $   1,043,353   $         0
   Interest ................................................................          13,954       746,489
   Interest Income allocated from affiliated Master Portfolios .............      41,722,928             0
   Income from affiliated securities .......................................               0        53,309
   Securities lending income, net ..........................................               0           323
   Expenses allocated from affiliated Master Portfolios ....................      (3,205,385)            0
   Waivers allocated from affiliated Master Portfolios .....................         176,489             0
                                                                               ----------------------------
Total investment income ....................................................      39,751,339       800,121
                                                                               ----------------------------
EXPENSES
   Advisory fees ...........................................................               0        61,187
   Administration fees
     Fund Level ............................................................         386,514         6,799
     Class A ...............................................................          86,368        18,688
     Class B ...............................................................          22,272         5,479
     Class C ...............................................................           8,583         3,663
     Class Z ...............................................................           8,540        15,862
     Administrator Class ...................................................         493,044            NA
     Institutional Class ...................................................         188,919            NA
   Custody fees ............................................................               0         2,719
   Shareholder servicing fees (Note 3) .....................................       1,341,944        33,992
   Accounting fees .........................................................          65,238        20,278
   Distribution fees (Note 3)
     Class B ...............................................................          59,658        14,677
     Class C ...............................................................          22,991         9,811
   Professional fees .......................................................          16,677        10,763
   Registration fees .......................................................          57,257         7,006
   Shareholder reports .....................................................         100,699         5,461
   Trustees' fees ..........................................................           4,478         4,478
   Other fees and expenses .................................................          17,726           879
                                                                               ----------------------------
Total expenses .............................................................       2,880,908       221,742
                                                                               ----------------------------
LESS
   Waived fees and reimbursed expenses (Note 3) ............................        (983,264)      (89,270)
   Net expenses ............................................................       1,897,644       132,472
                                                                               ----------------------------
Net investment income (loss) ...............................................      37,853,695       667,649
                                                                               ----------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

NET REALIZED GAIN (LOSS) FROM
   Securities, foreign currencies and foreign currency translation .........         143,881       (40,656)
   Futures transactions ....................................................               0        (8,315)
   Options, swap agreements and short sale transactions ....................               0             0
   Securities transactions allocated from Master Portfolios ................       1,945,317             0
   Futures transactions allocated from Master Portfolios ...................               0             0
   Options, swap agreement and short sale transactions allocated from Master
     Portfolios ............................................................            (607)            0
                                                                               ----------------------------
Net realized gain and loss from investments ................................       2,088,591       (48,971)
                                                                               ----------------------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF
   Securities, foreign currencies and foreign currency translation .........               0      (507,298)
   Futures transactions ....................................................               0        (3,879)
   Options, swap agreements and short sale transactions ....................               0             0
   Securities transactions allocated from Master Portfolios ................      33,062,345             0
   Forwards, futures, options, swaps and short sales allocated from Master
     Portfolios ............................................................        (352,190)            0
                                                                               ----------------------------
Net change in unrealized appreciation (depreciation) of investments ........      32,710,155      (511,177)
                                                                               ----------------------------
Net realized and unrealized gain (loss) on investments .....................      34,798,746      (560,148)
                                                                               ----------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ............   $  72,652,444   $   107,501
                                                                               ============================

74 Wells Fargo Advantage Income Funds        Statements of Changes in Net Assets


                                                                                                    DIVERSIFIED BOND FUND
                                                                                             ----------------------------------
                                                                                                  For the
                                                                                              Six Months Ended       For the
                                                                                             November 30, 2007     Year Ended
                                                                                                (Unaudited)       May 31, 2007
-------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   Beginning net assets ..................................................................   $      80,075,431   $   98,574,267
OPERATIONS
   Net investment income (loss) ..........................................................           1,748,412        4,252,613
   Net realized gain (loss) on investments ...............................................             381,138          517,593
   Net change in unrealized appreciation (depreciation) of investments ...................           1,409,262          908,079
                                                                                             ----------------------------------
Net increase (decrease) in net assets resulting from operations ..........................           3,538,812        5,678,285
                                                                                             ----------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM
   Net investment income
      Class A ............................................................................                  NA               NA
      Class B ............................................................................                  NA               NA
      Class C ............................................................................                  NA               NA
      Administrator Class ................................................................          (1,780,462)      (4,303,997)
   Net realized gain on sales of investments
      Administrator Class ................................................................                  NA         (631,483)
                                                                                             ----------------------------------
Total distributions to shareholders ......................................................          (1,780,462)      (4,935,480)
                                                                                             ----------------------------------
CAPITAL SHARES TRANSACTIONS
   Proceeds from shares sold - Class A ...................................................                  NA               NA
   Proceeds from redemption fees - Class A ...............................................                  NA               NA
   Reinvestment of distributions - Class A ...............................................                  NA               NA
   Cost of shares redeemed - Class A .....................................................                  NA               NA
                                                                                             ----------------------------------
   Net increase (decrease) in net assets resulting from capital share transactions -
      Class A ............................................................................                  NA               NA
                                                                                             ----------------------------------
   Proceeds from shares sold - Class B ...................................................                  NA               NA
   Proceeds from redemption fees - Class B ...............................................                  NA               NA
   Reinvestment of distributions - Class B ...............................................                  NA               NA
   Cost of shares redeemed - Class B .....................................................                  NA               NA
                                                                                             ----------------------------------
   Net increase (decrease) in net assets resulting from capital share transactions -
      Class B ............................................................................                  NA               NA
                                                                                             ----------------------------------
   Proceeds from shares sold - Class C ...................................................                  NA               NA
   Proceeds from redemption fees - Class C ...............................................                  NA               NA
   Reinvestment of distributions - Class C ...............................................                  NA               NA
   Cost of shares redeemed - Class C .....................................................                  NA               NA
                                                                                             ----------------------------------
   Net increase (decrease) in net assets resulting from capital share transactions -
      Class C ............................................................................                  NA               NA
                                                                                             ----------------------------------
   Proceeds from shares sold - Administrator Class .......................................          11,959,916       26,940,595
   Reinvestment of distributions - Administrator Class ...................................           1,258,978        3,184,463
   Cost of shares redeemed - Administrator Class .........................................         (31,580,906)     (49,366,699)
                                                                                             ----------------------------------
   Net increase (decrease) in net assets resulting from capital share transactions -
      Administrator Class ................................................................         (18,362,012)     (19,241,641)
                                                                                             ----------------------------------
Net increase (decrease) in net assets resulting from capital share transactions - Total ..         (18,362,012)     (19,241,641)
                                                                                             ----------------------------------
NET INCREASE (DECREASE) IN NET ASSETS ....................................................         (16,603,662)     (18,498,836)
                                                                                             ==================================
ENDING NET ASSETS ........................................................................   $      63,471,769   $   80,075,431
                                                                                             ==================================

--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets        Wells Fargo Advantage Income Funds 75


                                                                                                    HIGH YIELD BOND FUND
                                                                                             ----------------------------------
                                                                                                  For the
                                                                                             Six Months Ended        For the
                                                                                             November 30, 2007     Year Ended
                                                                                                (Unaudited)       May 31, 2007
-------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   Beginning net assets ..................................................................   $     103,250,973   $  122,451,861
OPERATIONS
   Net investment income (loss) ..........................................................           3,210,632        7,615,229
   Net realized gain (loss) on investments ...............................................            (211,044)        (269,543)
   Net change in unrealized appreciation (depreciation) of investments ...................          (5,114,535)       3,884,599
                                                                                             ----------------------------------
Net increase (decrease) in net assets resulting from operations ..........................          (2,114,947)      11,230,285
                                                                                             ----------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM
   Net investment income
      Class A ............................................................................          (2,361,488)      (5,476,279)
      Class B ............................................................................            (475,343)      (1,231,858)
      Class C ............................................................................            (337,425)        (889,381)
      Administrator Class ................................................................                  NA               NA
   Net realized gain on sales of investments
      Administrator Class ................................................................                  NA               NA
                                                                                             ----------------------------------
Total distributions to shareholders ......................................................          (3,174,256)      (7,597,518)
                                                                                             ----------------------------------
CAPITAL SHARES TRANSACTIONS
   Proceeds from shares sold - Class A ...................................................           2,222,114       17,791,802
   Proceeds from redemption fees - Class A ...............................................                 819                0
   Reinvestment of distributions - Class A ...............................................             913,822        2,678,604
   Cost of shares redeemed - Class A .....................................................         (10,601,302)     (34,472,058)
                                                                                             ----------------------------------
   Net increase (decrease) in net assets resulting from capital share transactions -
      Class A ............................................................................          (7,464,547)     (14,001,652)
                                                                                             ----------------------------------
   Proceeds from shares sold - Class B ...................................................             314,690        1,299,112
   Proceeds from redemption fees - Class B ...............................................                 187                0
   Reinvestment of distributions - Class B ...............................................             263,708          775,972
   Cost of shares redeemed - Class B .....................................................          (2,540,762)      (7,570,685)
                                                                                             ----------------------------------
   Net increase (decrease) in net assets resulting from capital share transactions -
      Class B ............................................................................          (1,962,177)      (5,495,601)
                                                                                             ----------------------------------
   Proceeds from shares sold - Class C ...................................................             257,407          978,790
   Proceeds from redemption fees - Class C ...............................................                 129                0
   Reinvestment of distributions - Class C ...............................................             140,045          462,444
   Cost of shares redeemed - Class C .....................................................          (2,560,175)      (4,777,636)
                                                                                             ----------------------------------
   Net increase (decrease) in net assets resulting from capital share transactions -
      Class C ............................................................................          (2,162,594)      (3,336,402)
                                                                                             ----------------------------------
   Proceeds from shares sold - Administrator Class .......................................                  NA               NA
   Reinvestment of distributions - Administrator Class ...................................                  NA               NA
   Cost of shares redeemed - Administrator Class .........................................                  NA               NA
                                                                                             ----------------------------------
   Net increase (decrease) in net assets resulting from capital share transactions -
      Administrator Class ................................................................                  NA               NA
                                                                                             ----------------------------------
Net increase (decrease) in net assets resulting from capital share transactions - Total ..         (11,589,318)     (22,833,655)
                                                                                             ----------------------------------
NET INCREASE (DECREASE) IN NET ASSETS ....................................................         (16,878,521)     (19,200,888)
                                                                                             ==================================
ENDING NET ASSETS ........................................................................   $      86,372,452   $  103,250,973
                                                                                             ==================================

                                                                                                      INCOME PLUS FUND
                                                                                             ----------------------------------
                                                                                                  For the
                                                                                              Six Months Ended      For the
                                                                                             November 30, 2007     Year Ended
                                                                                                (Unaudited)       May 31, 2007
-------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   Beginning net assets ..................................................................   $      52,840,508   $   59,408,822
OPERATIONS
   Net investment income (loss) ..........................................................           1,176,324        2,596,849
   Net realized gain (loss) on investments ...............................................             226,976          301,971
   Net change in unrealized appreciation (depreciation) of investments ...................             818,645          750,299
                                                                                             ----------------------------------
Net increase (decrease) in net assets resulting from operations ..........................           2,221,945        3,649,119
                                                                                             ----------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM
   Net investment income
      Class A ............................................................................            (948,067)      (1,943,865)
      Class B ............................................................................            (198,652)        (589,601)
      Class C ............................................................................             (97,041)        (235,435)
      Administrator Class ................................................................                  NA               NA
   Net realized gain on sales of investments
      Administrator Class ................................................................                  NA               NA
                                                                                             ----------------------------------
Total distributions to shareholders ......................................................          (1,243,760)      (2,768,901)
                                                                                             ----------------------------------
CAPITAL SHARES TRANSACTIONS
   Proceeds from shares sold - Class A ...................................................           9,965,950        9,843,457
   Proceeds from redemption fees - Class A ...............................................                   0                0
   Reinvestment of distributions - Class A ...............................................             764,751        1,432,071
   Cost of shares redeemed - Class A .....................................................          (9,695,436)     (13,293,888)
                                                                                             ----------------------------------
   Net increase (decrease) in net assets resulting from capital share transactions -
      Class A ............................................................................           1,035,265       (2,018,360)
                                                                                             ----------------------------------
   Proceeds from shares sold - Class B ...................................................             860,373        1,047,978
   Proceeds from redemption fees - Class B ...............................................                   0                0
   Reinvestment of distributions - Class B ...............................................             119,076          338,097
   Cost of shares redeemed - Class B .....................................................          (2,796,340)      (5,779,801)
                                                                                             ----------------------------------
   Net increase (decrease) in net assets resulting from capital share transactions -
      Class B ............................................................................          (1,816,891)      (4,393,726)
                                                                                             ----------------------------------
   Proceeds from shares sold - Class C ...................................................             730,659          279,007
   Proceeds from redemption fees - Class C ...............................................                   0                0
   Reinvestment of distributions - Class C ...............................................              70,509          165,793
   Cost of shares redeemed - Class C .....................................................            (690,883)      (1,481,246)
                                                                                             ----------------------------------
   Net increase (decrease) in net assets resulting from capital share transactions -
      Class C ............................................................................             110,285       (1,036,446)
                                                                                             -----------------   --------------
   Proceeds from shares sold - Administrator Class .......................................                  NA               NA
   Reinvestment of distributions - Administrator Class ...................................                  NA               NA
   Cost of shares redeemed - Administrator Class .........................................                  NA               NA
                                                                                             ----------------------------------
   Net increase (decrease) in net assets resulting from capital share transactions -
      Administrator Class ................................................................                  NA               NA
                                                                                             ----------------------------------
Net increase (decrease) in net assets resulting from capital share transactions - Total ..            (671,341)      (7,448,532)
                                                                                             ----------------------------------
NET INCREASE (DECREASE) IN NET ASSETS ....................................................             306,844       (6,568,314)
                                                                                             ==================================
ENDING NET ASSETS ........................................................................   $      53,147,352   $   52,840,508
                                                                                             ==================================

                                                                                                INFLATION-PROTECTED BOND FUND
                                                                                             ----------------------------------
                                                                                                  For the
                                                                                             Six Months Ended       For the
                                                                                             November 30, 2007     Year Ended
                                                                                                (Unaudited)       May 31, 2007
-------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   Beginning net assets ..................................................................   $      52,165,297   $  111,991,676
OPERATIONS
   Net investment income (loss) ..........................................................             961,005        3,353,058
   Net realized gain (loss) on investments ...............................................            (493,358)      (1,867,982)
   Net change in unrealized appreciation (depreciation) of investments ...................           3,283,986        2,552,796
                                                                                             ----------------------------------
Net increase (decrease) in net assets resulting from operations ..........................           3,751,633        4,037,872
                                                                                             ----------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM
   Net investment income
      Class A ............................................................................            (634,357)        (939,804)
      Class B ............................................................................            (218,983)        (251,380)
      Class C ............................................................................            (215,721)        (253,014)
      Administrator Class ................................................................            (375,370)      (1,713,437)
   Net realized gain on sales of investments
      Administrator Class ................................................................                   0                0
                                                                                             ----------------------------------
Total distributions to shareholders ......................................................          (1,444,431)      (3,157,635)
                                                                                             ----------------------------------
CAPITAL SHARES TRANSACTIONS
   Proceeds from shares sold - Class A ...................................................           2,415,581        7,662,732
   Proceeds from redemption fees - Class A ...............................................                   0                0
   Reinvestment of distributions - Class A ...............................................             450,297          838,943
   Cost of shares redeemed - Class A .....................................................          (6,049,477)     (15,211,287)
                                                                                             ----------------------------------
   Net increase (decrease) in net assets resulting from capital share transactions -
      Class A ............................................................................          (3,183,599)      (6,709,612)
                                                                                             ----------------------------------
   Proceeds from shares sold - Class B ...................................................             528,555          497,984
   Proceeds from redemption fees - Class B ...............................................                   0                0
   Reinvestment of distributions - Class B ...............................................             136,553          195,426
   Cost of shares redeemed - Class B .....................................................          (1,225,984)      (3,567,025)
                                                                                             ----------------------------------
   Net increase (decrease) in net assets resulting from capital share transactions -
      Class B ............................................................................            (560,876)      (2,873,615)
                                                                                             ----------------------------------
   Proceeds from shares sold - Class C ...................................................             357,212        1,174,447
   Proceeds from redemption fees - Class C                                                                   0                0
   Reinvestment of distributions - Class C ...............................................             146,158          202,743
   Cost of shares redeemed - Class C .....................................................            (983,315)      (4,460,816)
                                                                                             ----------------------------------
   Net increase (decrease) in net assets resulting from capital share transactions -
      Class C ............................................................................            (479,945)      (3,083,626)
                                                                                             ----------------------------------
   Proceeds from shares sold - Administrator Class .......................................          24,823,306        9,348,272
   Reinvestment of distributions - Administrator Class ...................................             140,290        1,489,359
   Cost of shares redeemed - Administrator Class .........................................         (26,700,709)     (58,877,394)
                                                                                             ----------------------------------
   Net increase (decrease) in net assets resulting from capital share transactions -
      Administrator Class ................................................................          (1,737,113)     (48,039,763)
                                                                                             ----------------------------------
Net increase (decrease) in net assets resulting from capital share transactions - Total ..          (5,961,533)     (60,706,616)
                                                                                             ----------------------------------
NET INCREASE (DECREASE) IN NET ASSETS ....................................................          (3,654,331)     (59,826,379)
                                                                                             ==================================
ENDING NET ASSETS ........................................................................   $      48,510,966   $   52,165,297
                                                                                             ==================================

76 Wells Fargo Advantage Income Funds        Statements of Changes in Net Assets


                                                                                                    DIVERSIFIED BOND FUND
                                                                                             ----------------------------------
                                                                                                  For the
                                                                                              Six Months Ended       For the
                                                                                             November 30, 2007     Year Ended
                                                                                                (Unaudited)       May 31, 2007
-------------------------------------------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED
   Shares sold - Class A .................................................................                  NA               NA
   Shares issued in reinvestment of distributions - Class A ..............................                  NA               NA
   Shares redeemed - Class A .............................................................                  NA               NA
                                                                                             ----------------------------------
   Net increase (decrease) in shares outstanding - Class A ...............................                  NA               NA
                                                                                             ----------------------------------
   Shares sold - Class B .................................................................                  NA               NA
   Shares issued in reinvestment of distributions - Class B ..............................                  NA               NA
   Shares redeemed - Class B .............................................................                  NA               NA
                                                                                             ----------------------------------
   Net increase (decrease) in shares outstanding - Class B ...............................                  NA               NA
                                                                                             ----------------------------------
   Shares sold - Class C .................................................................                  NA               NA
   Shares issued in reinvestment of distributions - Class C ..............................                  NA               NA
   Shares redeemed - Class C .............................................................                  NA               NA
                                                                                             ----------------------------------
   Net increase (decrease) in shares outstanding - Class C ...............................                  NA               NA
                                                                                             ----------------------------------
   Shares sold - Administrator Class .....................................................             485,303        1,088,641
   Shares issued in reinvestment of distributions - Administrator Class ..................              51,080          128,895
   Shares redeemed - Administrator Class .................................................          (1,281,764)      (1,989,789)
                                                                                             ----------------------------------
   Net increase (decrease) in shares outstanding - Administrator Class ...................            (745,381)        (772,253)
                                                                                             ----------------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM CAPITAL SHARE TRANSACTIONS ..   $        (745,381)  $     (772,253)
                                                                                             ==================================

Ending balance of undistributed net investment income (loss) .............................              48,579           80,629
                                                                                             ----------------------------------

--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets        Wells Fargo Advantage Income Funds 77


                                                                                                    HIGH YIELD BOND FUND
                                                                                             ----------------------------------
                                                                                                  For the
                                                                                              Six Months Ended      For the
                                                                                             November 30, 2007     Year Ended
                                                                                                (Unaudited)       May 31, 2007
-------------------------------------------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED
   Shares sold - Class A .................................................................             218,247        1,702,377
   Shares issued in reinvestment of distributions - Class A ..............................              89,894          258,995
   Shares redeemed - Class A .............................................................          (1,043,742)      (3,320,429)
                                                                                             ----------------------------------
   Net increase (decrease) in shares outstanding - Class A ...............................            (735,601)      (1,359,057)
                                                                                             ----------------------------------
   Shares sold - Class B .................................................................              30,894          125,526
   Shares issued in reinvestment of distributions - Class B ..............................              25,945           75,045
   Shares redeemed - Class B .............................................................            (249,066)        (730,288)
                                                                                             ----------------------------------
   Net increase (decrease) in shares outstanding - Class B ...............................            (192,227)        (529,717)
                                                                                             ----------------------------------
   Shares sold - Class C .................................................................              25,304           94,879
   Shares issued in reinvestment of distributions - Class C ..............................              13,764           44,717
   Shares redeemed - Class C .............................................................            (250,859)        (461,497)
                                                                                             ----------------------------------
   Net increase (decrease) in shares outstanding - Class C ...............................            (211,791)        (321,901)
                                                                                             ----------------------------------
   Shares sold - Administrator Class .....................................................                  NA               NA
   Shares issued in reinvestment of distributions - Administrator Class ..................                  NA               NA
   Shares redeemed - Administrator Class                                                                                     NA
                                                                                             ----------------------------------
   Net increase (decrease) in shares outstanding - Administrator Class ...................                  NA               NA
                                                                                             ----------------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM CAPITAL SHARE TRANSACTIONS ..   $      (1,139,619)  $   (2,210,675)
                                                                                             ==================================

Ending balance of undistributed net investment income (loss) .............................              95,937           59,561
                                                                                             ----------------------------------

                                                                                                      INCOME PLUS FUND
                                                                                             ----------------------------------
                                                                                                 For the
                                                                                              Six Months Ended       For the
                                                                                             November 30, 2007     Year Ended
                                                                                                (Unaudited)       May 31, 2007
-------------------------------------------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED
   Shares sold - Class A .................................................................             935,794          916,737
   Shares issued in reinvestment of distributions - Class A ..............................              71,660          134,690
   Shares redeemed - Class A .............................................................            (906,836)      (1,246,582)
                                                                                             ----------------------------------
   Net increase (decrease) in shares outstanding - Class A ...............................             100,618         (195,155)
                                                                                             ----------------------------------
   Shares sold - Class B .................................................................              80,928           98,113
   Shares issued in reinvestment of distributions - Class B ..............................              11,157           31,829
   Shares redeemed - Class B .............................................................            (262,579)        (541,451)
                                                                                             ----------------------------------
   Net increase (decrease) in shares outstanding - Class B ...............................            (170,494)        (411,509)
                                                                                             ----------------------------------
   Shares sold - Class C .................................................................              68,592           26,029
   Shares issued in reinvestment of distributions - Class C ..............................               6,604           15,601
   Shares redeemed - Class C .............................................................             (64,849)        (138,778)
                                                                                             ----------------------------------
   Net increase (decrease) in shares outstanding - Class C ...............................              10,347          (97,148)
                                                                                             ----------------------------------
   Shares sold - Administrator Class .....................................................                  NA               NA
   Shares issued in reinvestment of distributions - Administrator Class ..................                  NA               NA
   Shares redeemed - Administrator Class .................................................                  NA               NA
                                                                                             ----------------------------------
   Net increase (decrease) in shares outstanding - Administrator Class ...................                  NA               NA
                                                                                             ----------------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM CAPITAL SHARE TRANSACTIONS ..   $         (59,529)  $     (703,812)
                                                                                             ==================================

Ending balance of undistributed net investment income (loss) .............................            (117,044)         (49,608)
                                                                                             ----------------------------------

                                                                                                INFLATION-PROTECTED BOND FUND
                                                                                             ----------------------------------
                                                                                                 For the
                                                                                              Six Months Ended       For the
                                                                                             November 30, 2007     Year Ended
                                                                                                (Unaudited)       May 31, 2007
-------------------------------------------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED
   Shares sold - Class A .................................................................             241,865          788,773
   Shares issued in reinvestment of distributions - Class A ..............................              46,185           86,235
   Shares redeemed - Class A .............................................................            (623,785)      (1,568,038)
                                                                                             ----------------------------------
   Net increase (decrease) in shares outstanding - Class A ...............................            (335,735)        (693,030)
                                                                                             ----------------------------------
   Shares sold - Class B .................................................................              54,324           51,258
   Shares issued in reinvestment of distributions - Class B ..............................              14,037           20,134
   Shares redeemed - Class B .............................................................            (126,036)        (368,258)
                                                                                             ----------------------------------
   Net increase (decrease) in shares outstanding - Class B ...............................             (57,675)        (296,866)
                                                                                             ----------------------------------
   Shares sold - Class C .................................................................              36,686          122,528
   Shares issued in reinvestment of distributions - Class C ..............................              15,015           20,877
   Shares redeemed - Class C .............................................................            (101,300)        (462,730)
                                                                                             ----------------------------------
   Net increase (decrease) in shares outstanding - Class C ...............................             (49,599)        (319,325)
                                                                                             ----------------------------------
   Shares sold - Administrator Class .....................................................           2,543,722          969,595
   Shares issued in reinvestment of distributions - Administrator Class ..................              14,370          153,543
   Shares redeemed - Administrator Class .................................................          (2,771,465)      (6,067,354)
                                                                                             ----------------------------------
   Net increase (decrease) in shares outstanding - Administrator Class ...................            (213,373)      (4,944,216)
                                                                                             ----------------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM CAPITAL SHARE TRANSACTIONS ..   $        (656,382)     $(6,253,437)
                                                                                             ==================================

Ending balance of undistributed net investment income (loss) .............................             183,905          667,331
                                                                                             ----------------------------------

78 Wells Fargo Advantage Income Funds        Statements of Changes in Net Assets


                                                                                               INTERMEDIATE  GOVERNMENT INCOME  FUND
                                                                                               -------------------------------------
                                                                                                    For the
                                                                                                 Six Months Ended       For the
                                                                                                 November 30, 2007     Year Ended
                                                                                                   (Unaudited)        May 31, 2007
------------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   Beginning net assets .......................................................................   $    379,958,416   $  549,215,734
OPERATIONS
   Net investment income (loss) ...............................................................          7,681,756       21,399,931
   Net realized gain (loss) on investments ....................................................            287,616       (1,691,453)
   Net change in unrealized appreciation (depreciation) of investments ........................          7,963,228        8,398,135
                                                                                                 -----------------------------------
Net increase (decrease) in net assets resulting from operations ...............................         15,932,600       28,106,613
                                                                                                 -----------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM
   Net investment income
     Class A ..................................................................................         (2,493,377)      (5,126,797)
     Class B ..................................................................................           (237,986)        (629,313)
     Class C ..................................................................................           (133,472)        (309,341)
     Administrator Class ......................................................................         (5,561,592)     (17,308,569)
     Institutional Class ......................................................................                  0                0
   Net realized gain on sales of investments
     Class A ..................................................................................                  0                0
     Class B ..................................................................................                  0                0
     Class C ..................................................................................                  0                0
                                                                                                 -----------------------------------
Total distributions to shareholders ...........................................................         (8,426,427)     (23,374,020)
                                                                                                 -----------------------------------
CAPITAL SHARES TRANSACTIONS
   Proceeds from shares sold - Class A ........................................................          3,842,988        9,328,622
   Proceeds from redemption fees - Class A ....................................................                  0                0
   Reinvestment of distributions - Class A ....................................................          1,944,257        3,901,035
   Cost of shares redeemed - Class A ..........................................................        (10,795,465)     (21,038,587)
                                                                                                 -----------------------------------
   Net increase (decrease) in net assets resulting from capital share transactions - Class A ..         (5,008,220)      (7,808,930)
                                                                                                 -----------------------------------
   Proceeds from shares sold - Class B ........................................................            430,302        1,249,159
   Proceeds from redemption fees - Class B ....................................................                  0                0
   Reinvestment of distributions - Class B ....................................................            176,619          470,751
   Cost of shares redeemed - Class B ..........................................................         (3,201,861)      (7,115,116)
                                                                                                 -----------------------------------
   Net increase (decrease) in net assets resulting from capital share transactions - Class B ..         (2,594,940)      (5,395,206)
                                                                                                 -----------------------------------
   Proceeds from shares sold - Class C ........................................................            105,724          540,286
   Proceeds from redemption fees - Class C ....................................................                  0                0
   Reinvestment of distributions - Class C ....................................................             96,043          229,028
   Cost of shares redeemed - Class C ..........................................................           (766,761)      (2,484,476)
                                                                                                 -----------------------------------
   Net increase (decrease) in net assets resulting from capital share transactions - Class C ..           (564,994)      (1,715,162)
                                                                                                 -----------------------------------
   Proceeds from shares sold - Administrator Class ............................................         28,404,914      120,525,160
   Reinvestment of distributions - Administrator Class ........................................            867,968        7,207,219
   Cost of shares redeemed - Administrator Class ..............................................        (51,027,141)    (286,802,992)
                                                                                                 -----------------------------------
   Net increase (decrease) in net assets resulting from capital share transactions -
     Administrator Class ......................................................................        (21,754,259)    (159,070,613)
                                                                                                 -----------------------------------
   Proceeds from shares sold - Institutional Class ............................................                  0                0
   Reinvestment of distributions - Institutional Class ........................................                  0                0
   Cost of shares redeemed - Institutional Class ..............................................                  0                0
                                                                                                 -----------------------------------
   Net increase (decrease) in net assets resulting from capital share transactions -
     Institutional Class ......................................................................                  0                0
                                                                                                 -----------------------------------
Net increase (decrease) in net assets resulting from capital share transactions - Total .......        (29,922,413)    (173,989,911)
                                                                                                 -----------------------------------
NET INCREASE (DECREASE) IN NET ASSETS .........................................................        (22,416,240)    (169,257,318)
                                                                                                 ===================================
ENDING NET ASSETS .............................................................................   $    357,542,176   $  379,958,416
                                                                                                 ===================================

--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets        Wells Fargo Advantage Income Funds 79


                                                                                                SHORT DURATION GOVERNMENT BOND FUND
                                                                                               -------------------------------------
                                                                                                      For the
                                                                                                  Six Months Ended      For the
                                                                                                 November 30, 2007     Year Ended
                                                                                                    (Unaudited)       May 31, 2007
------------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   Beginning net assets .......................................................................   $    464,774,924   $  536,773,067
OPERATIONS
   Net investment income (loss) ...............................................................          9,257,238       21,221,533
   Net realized gain (loss) on investments ....................................................            904,066       (1,850,560)
   Net change in unrealized appreciation (depreciation) of investments ........................          5,110,142        5,095,369
                                                                                                 -----------------------------------
Net increase (decrease) in net assets resulting from operations ...............................         15,271,446       24,466,342
                                                                                                 -----------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM
   Net investment income
     Class A ..................................................................................         (1,648,456)      (3,210,902)
     Class B ..................................................................................           (188,122)        (527,944)
     Class C ..................................................................................           (145,677)        (337,572)
     Administrator Class ......................................................................         (6,163,504)     (16,030,357)
     Institutional Class ......................................................................         (1,380,892)      (1,849,013)
   Net realized gain on sales of investments
     Class A ..................................................................................                  0                0
     Class B ..................................................................................                  0                0
     Class C ..................................................................................                  0                0
                                                                                                 -----------------------------------
Total distributions to shareholders ...........................................................         (9,526,651)     (21,955,788)
                                                                                                 -----------------------------------
CAPITAL SHARES TRANSACTIONS
   Proceeds from shares sold - Class A ........................................................         10,853,409       24,390,992
   Proceeds from redemption fees - Class A ....................................................                  0                0
   Reinvestment of distributions - Class A ....................................................            791,122        1,917,444
   Cost of shares redeemed - Class A ..........................................................        (15,409,310)     (26,938,135)
                                                                                                 -----------------------------------
   Net increase (decrease) in net assets resulting from capital share transactions - Class A ..         (3,764,779)        (629,699)
                                                                                                 -----------------------------------
   Proceeds from shares sold - Class B ........................................................            432,645          535,992
   Proceeds from redemption fees - Class B ....................................................                  0                0
   Reinvestment of distributions - Class B ....................................................            129,626          426,312
   Cost of shares redeemed - Class B ..........................................................         (3,305,116)      (7,157,258)
                                                                                                 -----------------------------------
   Net increase (decrease) in net assets resulting from capital share transactions - Class B ..         (2,742,845)      (6,194,954)
                                                                                                 -----------------------------------
   Proceeds from shares sold - Class C ........................................................            623,667          134,998
   Proceeds from redemption fees - Class C ....................................................                  0                0
   Reinvestment of distributions - Class C ....................................................            104,590          293,567
   Cost of shares redeemed - Class C ..........................................................         (1,768,668)      (3,579,416)
                                                                                                 -----------------------------------
   Net increase (decrease) in net assets resulting from capital share transactions - Class C ..         (1,040,411)      (3,150,851)
                                                                                                 -----------------------------------
   Proceeds from shares sold - Administrator Class ............................................         23,284,827       62,950,043
   Reinvestment of distributions - Administrator Class ........................................          4,088,284       12,829,124
   Cost of shares redeemed - Administrator Class ..............................................        (85,949,337)    (169,010,984)
                                                                                                 -----------------------------------
   Net increase (decrease) in net assets resulting from capital share transactions -
     Administrator Class ......................................................................        (58,576,226)     (93,231,817)
                                                                                                 -----------------------------------
   Proceeds from shares sold - Institutional Class ............................................         13,323,929       29,918,760
   Reinvestment of distributions - Institutional Class ........................................          1,103,341        1,768,849
   Cost of shares redeemed - Institutional Class ..............................................         (6,155,824)      (2,988,985)
                                                                                                 -----------------------------------
   Net increase (decrease) in net assets resulting from capital share transactions -
     Institutional Class ......................................................................          8,271,446       28,698,624
                                                                                                 -----------------------------------
Net increase (decrease) in net assets resulting from capital share transactions - Total .......        (57,852,815)     (74,508,697)
                                                                                                 -----------------------------------
NET INCREASE (DECREASE) IN NET ASSETS .........................................................        (52,108,020)     (71,998,143)
                                                                                                 ===================================
ENDING NET ASSETS .............................................................................   $    412,666,904   $  464,774,924
                                                                                                 ===================================

                                                                                                         STABLE INCOME FUND
                                                                                                 ----------------------------------
                                                                                                      For the
                                                                                                  Six Months Ended       For the
                                                                                                 November 30, 2007     Year Ended
                                                                                                    (Unaudited)       May 31, 2007
------------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   Beginning net assets .......................................................................   $    369,941,232   $  447,498,935
OPERATIONS
   Net investment income (loss) ...............................................................          8,324,605       18,176,454
   Net realized gain (loss) on investments ....................................................             54,122         (468,272)
   Net change in unrealized appreciation (depreciation) of investments ........................            313,924        2,872,835
                                                                                                 ----------------------------------
Net increase (decrease) in net assets resulting from operations ...............................          8,692,651       20,581,017
                                                                                                 ----------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM
   Net investment income
     Class A ..................................................................................         (1,036,101)      (2,412,349)
     Class B ..................................................................................            (62,272)        (272,427)
     Class C ..................................................................................            (71,757)        (151,568)
     Administrator Class ......................................................................         (7,269,189)     (15,590,264)
     Institutional Class ......................................................................                  0                0
   Net realized gain on sales of investments
     Class A ..................................................................................                  0                0
     Class B ..................................................................................                  0                0
     Class C ..................................................................................                  0                0
                                                                                                 ----------------------------------
Total distributions to shareholders ...........................................................         (8,439,319)     (18,426,608)
                                                                                                 ----------------------------------
CAPITAL SHARES TRANSACTIONS
   Proceeds from shares sold - Class A ........................................................          4,982,977       21,148,249
   Proceeds from redemption fees - Class A ....................................................                  0                0
   Reinvestment of distributions - Class A ....................................................            799,903        1,896,098
   Cost of shares redeemed - Class A ..........................................................         (8,861,843)     (39,519,250)
                                                                                                 ----------------------------------
   Net increase (decrease) in net assets resulting from capital share transactions - Class A ..         (3,078,963)     (16,474,903)
                                                                                                 ----------------------------------
   Proceeds from shares sold - Class B ........................................................            117,531          297,026
   Proceeds from redemption fees - Class B ....................................................                  0                0
   Reinvestment of distributions - Class B ....................................................             52,265          236,338
   Cost of shares redeemed - Class B ..........................................................         (1,724,281)      (7,716,948)
                                                                                                 ----------------------------------
   Net increase (decrease) in net assets resulting from capital share transactions - Class B ..         (1,554,485)      (7,183,584)
                                                                                                 ----------------------------------
   Proceeds from shares sold - Class C ........................................................            280,603          675,923
   Proceeds from redemption fees - Class C ....................................................                  0                0
   Reinvestment of distributions - Class C ....................................................             66,632          141,642
   Cost of shares redeemed - Class C ..........................................................           (381,374)      (1,256,573)
                                                                                                 ----------------------------------
   Net increase (decrease) in net assets resulting from capital share transactions - Class C ..            (34,139)        (439,008)
                                                                                                 ----------------------------------
   Proceeds from shares sold - Administrator Class ............................................         92,342,156      200,271,123
   Reinvestment of distributions - Administrator Class ........................................          4,239,921        9,735,995
   Cost of shares redeemed - Administrator Class ..............................................        (91,628,828)    (265,621,735)
                                                                                                 ----------------------------------
   Net increase (decrease) in net assets resulting from capital share transactions -
     Administrator Class ......................................................................          4,953,249      (55,614,617)
                                                                                                 ----------------------------------
   Proceeds from shares sold - Institutional Class ............................................                  0                0
   Reinvestment of distributions - Institutional Class ........................................                  0                0
   Cost of shares redeemed - Institutional Class ..............................................                  0                0
                                                                                                 ----------------------------------
   Net increase (decrease) in net assets resulting from capital share transactions -
     Institutional Class ......................................................................                  0                0
                                                                                                 ----------------------------------
Net increase (decrease) in net assets resulting from capital share transactions - Total .......            285,662      (79,712,112)
                                                                                                 ----------------------------------
NET INCREASE (DECREASE) IN NET ASSETS .........................................................            538,994      (77,557,703)
                                                                                                 ==================================
ENDING NET ASSETS .............................................................................   $    370,480,226   $  369,941,232
                                                                                                 ==================================

                                                                                                        STRATEGIC INCOME FUND
                                                                                                 ----------------------------------
                                                                                                      For the
                                                                                                  Six Months Ended       For the
                                                                                                 November 30, 2007     Year Ended
                                                                                                    (Unaudited)       May 31, 2007
------------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   Beginning net assets .......................................................................   $     49,622,105   $   32,768,209
OPERATIONS
   Net investment income (loss) ...............................................................          1,560,730        2,454,772
   Net realized gain (loss) on investments ....................................................            (55,511)         842,043
   Net change in unrealized appreciation (depreciation) of investments ........................         (2,833,470)       1,135,307
                                                                                                 ----------------------------------
Net increase (decrease) in net assets resulting from operations ...............................         (1,328,251)       4,432,122
                                                                                                 ----------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM
   Net investment income
     Class A ..................................................................................         (1,122,497)      (1,659,029)
     Class B ..................................................................................           (294,186)        (559,166)
      Class C .................................................................................           (143,909)        (236,481)
     Administrator Class ......................................................................                 NA               NA
     Institutional Class                                                                                        NA               NA
   Net realized gain on sales of investments
     Class A ..................................................................................                 NA         (160,840)
     Class B ..................................................................................                 NA          (61,244)
     Class C ..................................................................................                 NA          (26,391)
                                                                                                 ----------------------------------
Total distributions to shareholders ...........................................................         (1,560,592)      (2,703,151)
                                                                                                 ----------------------------------
CAPITAL SHARES TRANSACTIONS
   Proceeds from shares sold - Class A ........................................................          6,693,401       20,754,057
   Proceeds from redemption fees - Class A ....................................................              1,330               NA
   Reinvestment of distributions - Class A ....................................................            847,752        1,711,972
   Cost of shares redeemed - Class A ..........................................................         (7,387,090)      (9,537,168)
                                                                                                 ----------------------------------
   Net increase (decrease) in net assets resulting from capital share transactions - Class A ..            155,393       12,928,861
                                                                                                 ----------------------------------
   Proceeds from shares sold - Class B ........................................................            888,846        2,265,686
   Proceeds from redemption fees - Class B ....................................................                344               NA
   Reinvestment of distributions - Class B ....................................................            211,045          531,143
   Cost of shares redeemed - Class B ..........................................................         (1,419,958)      (2,576,793)
                                                                                                 ----------------------------------
   Net increase (decrease) in net assets resulting from capital share transactions - Class B ..           (319,723)         220,036
                                                                                                 ----------------------------------
   Proceeds from shares sold - Class C ........................................................            285,155        2,588,552
   Proceeds from redemption fees - Class C ....................................................                183               NA
   Reinvestment of distributions - Class C ....................................................             94,561          232,102
   Cost of shares redeemed - Class C ..........................................................         (1,436,069)        (844,626)
                                                                                                 ----------------------------------
   Net increase (decrease) in net assets resulting from capital share transactions - Class C ..         (1,056,170)       1,976,028
                                                                                                 ----------------------------------
   Proceeds from shares sold - Administrator Class ............................................                 NA               NA
   Reinvestment of distributions - Administrator Class ........................................                 NA               NA
   Cost of shares redeemed - Administrator Class ..............................................                 NA               NA
                                                                                                 ----------------------------------
   Net increase (decrease) in net assets resulting from capital share transactions -
     Administrator Class ......................................................................                 NA               NA
                                                                                                 ----------------------------------
   Proceeds from shares sold - Institutional Class ............................................                 NA               NA
   Reinvestment of distributions - Institutional Class ........................................                 NA               NA
   Cost of shares redeemed - Institutional Class ..............................................                 NA               NA
                                                                                                 ----------------------------------
   Net increase (decrease) in net assets resulting from capital share transactions -
     Institutional Class ......................................................................                 NA               NA
                                                                                                 ----------------------------------
Net increase (decrease) in net assets resulting from capital share transactions - Total .......         (1,220,500)      15,124,925
                                                                                                 ----------------------------------
NET INCREASE (DECREASE) IN NET ASSETS .........................................................         (4,109,343)      16,853,896
                                                                                                 ==================================
ENDING NET ASSETS .............................................................................   $     45,512,762   $   49,622,105
                                                                                                 ==================================

80 Wells Fargo Advantage Income Funds        Statements of Changes in Net Assets


                                                                                              INTERMEDIATE  GOVERNMENT  INCOME  FUND
                                                                                              --------------------------------------
                                                                                                      For the
                                                                                                  Six Months Ended      For the
                                                                                                 November 30, 2007     Year Ended
                                                                                                    (Unaudited)       May 31, 2007
------------------------------------------------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED
   Shares sold - Class A .....................................................................             363,168          876,286
   Shares issued in reinvestment of distributions - Class A ..................................             183,222          367,830
   Shares redeemed - Class A .................................................................          (1,018,574)      (1,979,435)
                                                                                                 -----------------------------------
   Net increase (decrease) in shares outstanding - Class A ...................................            (472,184)        (735,319)
                                                                                                 -----------------------------------
   Shares sold - Class B .....................................................................              40,591          118,111
   Shares issued in reinvestment of distributions - Class B ..................................              16,671           44,455
   Shares redeemed - Class B .................................................................            (302,840)        (670,797)
                                                                                                 -----------------------------------
   Net increase (decrease) in shares outstanding - Class B ...................................            (245,578)        (508,231)
                                                                                                 -----------------------------------
   Shares sold - Class C .....................................................................              10,034           51,006
   Shares issued in reinvestment of distributions - Class C ..................................               9,086           21,679
   Shares redeemed - Class C .................................................................             (72,820)        (234,952)
                                                                                                 -----------------------------------
   Net increase (decrease) in shares outstanding - Class C ...................................             (53,700)        (162,267)
                                                                                                 -----------------------------------
   Shares sold - Administrator Class .........................................................           2,679,967       11,344,381
   Shares issued in reinvestment of distributions - Administrator Class ......................              81,855          680,136
   Shares redeemed - Administrator Class .....................................................          (4,807,517)     (26,892,809)
                                                                                                 -----------------------------------
   Net increase (decrease) in shares outstanding - Administrator Class .......................          (2,045,695)     (14,868,292)
                                                                                                 -----------------------------------
   Shares sold - Institutional Class .........................................................                   0                0
   Shares issued in reinvestment of distributions - Institutional Class ......................                   0                0
   Shares redeemed - Institutional Class .....................................................                   0                0
                                                                                                 -----------------------------------
   Net increase (decrease) in shares outstanding - Institutional Class .......................                   0                0
                                                                                                 -----------------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM CAPITAL SHARE TRANSACTIONS ......   $      (2,817,157)  $  (16,274,109)
                                                                                                 ===================================

Ending balance of undistributed net investment income (loss) .................................          (2,029,225)      (1,284,554)
                                                                                                 -----------------------------------

--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets        Wells Fargo Advantage Income Funds 81


                                                                                                SHORT DURATION GOVERNMENT BOND FUND
                                                                                              --------------------------------------
                                                                                                      For the
                                                                                                  Six Months Ended      For the
                                                                                                 November 30, 2007     Year Ended
                                                                                                    (Unaudited)       May 31, 2007
------------------------------------------------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED
   Shares sold - Class A .....................................................................           1,095,969        2,473,495
   Shares issued in reinvestment of distributions - Class A ..................................              79,879          194,443
   Shares redeemed - Class A .................................................................          (1,555,644)      (2,732,817)
                                                                                                 -----------------------------------
   Net increase (decrease) in shares outstanding - Class A ...................................            (379,796)         (64,879)
                                                                                                 -----------------------------------
   Shares sold - Class B .....................................................................              43,468           54,414
   Shares issued in reinvestment of distributions - Class B ..................................              13,085           43,202
   Shares redeemed - Class B .................................................................            (334,092)        (725,686)
                                                                                                 -----------------------------------
   Net increase (decrease) in shares outstanding - Class B ...................................            (277,539)        (628,070)
                                                                                                 -----------------------------------
   Shares sold - Class C .....................................................................              63,043           13,700
   Shares issued in reinvestment of distributions - Class C ..................................              10,547           29,721
   Shares redeemed - Class C .................................................................            (177,957)        (362,943)
                                                                                                 -----------------------------------
   Net increase (decrease) in shares outstanding - Class C ...................................            (104,367)        (319,522)
                                                                                                 -----------------------------------
   Shares sold - Administrator Class .........................................................           2,347,772        6,379,917
   Shares issued in reinvestment of distributions - Administrator Class ......................             412,370        1,299,350
   Shares redeemed - Administrator Class .....................................................          (8,685,675)     (17,122,457)
                                                                                                 -----------------------------------
   Net increase (decrease) in shares outstanding - Administrator Class .......................          (5,925,533)      (9,443,190)
                                                                                                 -----------------------------------
   Shares sold - Institutional Class .........................................................           1,342,304        3,031,457
   Shares issued in reinvestment of distributions - Institutional Class ......................             111,251          179,027
   Shares redeemed - Institutional Class .....................................................            (624,473)        (303,414)
                                                                                                 -----------------------------------
   Net increase (decrease) in shares outstanding - Institutional Class .......................             829,082        2,907,070
                                                                                                 -----------------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM CAPITAL SHARE TRANSACTIONS ......   $      (5,858,153)  $   (7,548,591)
                                                                                                 ===================================

Ending balance of undistributed net investment income (loss) .................................            (218,478)          50,935
                                                                                                 -----------------------------------

                                                                                                       STABLE INCOME FUND
                                                                                              -------------------------------------
                                                                                                     For the
                                                                                                  Six Months Ended      For the
                                                                                                 November 30, 2007     Year Ended
                                                                                                    (Unaudited)       May 31, 2007
------------------------------------------------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED
   Shares sold - Class A .....................................................................             485,180        2,057,628
   Shares issued in reinvestment of distributions - Class A ..................................              77,947          184,794
   Shares redeemed - Class A .................................................................            (862,522)      (3,845,536)
                                                                                                 -----------------------------------
   Net increase (decrease) in shares outstanding - Class A ...................................            (299,395)      (1,603,114)
                                                                                                 -----------------------------------
   Shares sold - Class B .....................................................................              11,449           28,958
   Shares issued in reinvestment of distributions - Class B ..................................               5,099           23,066
   Shares redeemed - Class B .................................................................            (168,105)        (751,858)
                                                                                                 -----------------------------------
   Net increase (decrease) in shares outstanding - Class B ...................................            (151,557)        (699,834)
                                                                                                 -----------------------------------
   Shares sold - Class C .....................................................................              27,390           66,084
   Shares issued in reinvestment of distributions - Class C ..................................               6,512           13,844
   Shares redeemed - Class C .................................................................             (37,195)        (122,625)
                                                                                                 -----------------------------------
   Net increase (decrease) in shares outstanding - Class C ...................................              (3,293)         (42,697)
                                                                                                 -----------------------------------
   Shares sold - Administrator Class .........................................................           8,989,039       19,496,643
   Shares issued in reinvestment of distributions - Administrator Class ......................             413,434          949,248
   Shares redeemed - Administrator Class .....................................................          (8,917,041)     (25,831,747)
                                                                                                 -----------------------------------
   Net increase (decrease) in shares outstanding - Administrator Class .......................             485,432       (5,385,856)
                                                                                                 -----------------------------------
   Shares sold - Institutional Class .........................................................                   0                0
   Shares issued in reinvestment of distributions - Institutional Class ......................                   0                0
   Shares redeemed - Institutional Class .....................................................                   0                0
                                                                                                 -----------------------------------
   Net increase (decrease) in shares outstanding - Institutional Class .......................                   0                0
                                                                                                 -----------------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM CAPITAL SHARE TRANSACTIONS ......   $          31,187   $   (7,731,501)
                                                                                                 ===================================

Ending balance of undistributed net investment income (loss) .................................             196,561          311,275
                                                                                                 -----------------------------------

                                                                                                      STRATEGIC INCOME FUND
                                                                                              --------------------------------------
                                                                                                     For the
                                                                                                  Six Months Ended       For the
                                                                                                 November 30, 2007     Year Ended
                                                                                                    (Unaudited)       May 31, 2007
------------------------------------------------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED
   Shares sold - Class A .....................................................................             651,393        1,999,617
   Shares issued in reinvestment of distributions - Class A ..................................              83,150          164,587
   Shares redeemed - Class A .................................................................            (725,900)        (921,603)
                                                                                                 -----------------------------------
   Net increase (decrease) in shares outstanding - Class A ...................................               8,643        1,242,601
                                                                                                 -----------------------------------
   Shares sold - Class B .....................................................................              86,564          219,281
   Shares issued in reinvestment of distributions - Class B ..................................              20,701           51,164
   Shares redeemed - Class B .................................................................            (139,062)        (249,803)
                                                                                                 -----------------------------------
   Net increase (decrease) in shares outstanding - Class B ...................................             (31,797)          20,642
                                                                                                 -----------------------------------
   Shares sold - Class C .....................................................................              27,801          249,507
   Shares issued in reinvestment of distributions - Class C ..................................               9,295           22,369
   Shares redeemed - Class C .................................................................            (141,717)         (82,215)
                                                                                                 -----------------------------------
   Net increase (decrease) in shares outstanding - Class C ...................................            (104,621)         189,661
                                                                                                 -----------------------------------
   Shares sold - Administrator Class .........................................................                  NA               NA
   Shares issued in reinvestment of distributions - Administrator Class ......................                  NA               NA
   Shares redeemed - Administrator Class .....................................................                  NA               NA
                                                                                                 -----------------------------------
   Net increase (decrease) in shares outstanding - Administrator Class .......................                  NA               NA
                                                                                                 -----------------------------------
   Shares sold - Institutional Class .........................................................                  NA               NA
   Shares issued in reinvestment of distributions - Institutional Class ......................                  NA               NA
   Shares redeemed - Institutional Class .....................................................                  NA               NA
                                                                                                 -----------------------------------
   Net increase (decrease) in shares outstanding - Institutional Class .......................                  NA               NA
                                                                                                 -----------------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM CAPITAL SHARE TRANSACTIONS ......   $        (127,775)  $    1,452,904
                                                                                                 ===================================

Ending balance of undistributed net investment income (loss) .................................              (1,761)          (1,899)
                                                                                                 -----------------------------------

82 Wells Fargo Advantage Income Funds        Statements of Changes in Net Assets


                                                                                                      TOTAL RETURN BOND FUND
                                                                                               ------------------------------------
                                                                                                    For the
                                                                                                Six Months Ended      For the
                                                                                               November 30, 2007    Year Ended
                                                                                                  (Unaudited)      May 31, 2007
-----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   Beginning net assets ....................................................................    $ 1,474,437,350     $ 1,229,800,884

OPERATIONS
   Net investment income (loss) ............................................................         37,853,695          62,319,038
   Net realized gain (loss) on investments .................................................          2,088,591           3,411,693
   Net change in unrealized appreciation (depreciation) of investments .....................         32,710,155          12,819,470
                                                                                                -----------------------------------
Net increase (decrease) in net assets resulting from operations ............................         72,652,441          78,550,201
                                                                                                -----------------------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM
   Net investment income
      Class A ..............................................................................         (1,435,431)         (3,023,389)
      Class B ..............................................................................           (310,797)           (732,790)
      Class C ..............................................................................           (119,716)           (259,731)
      Class Z ..............................................................................            (90,709)           (237,893)
      Administrator Class ..................................................................        (23,879,142)        (38,928,076)
      Institutional Class ..................................................................        (12,116,616)        (19,477,462)
                                                                                                -----------------------------------
Total distributions to shareholders ........................................................        (37,952,411)        (62,659,341)
                                                                                                -----------------------------------

CAPITAL SHARES TRANSACTIONS
   Proceeds from shares sold - Class A .....................................................         13,471,062          42,749,509
   Reinvestment of distributions - Class A .................................................          1,106,772           2,812,806
   Cost of shares redeemed - Class A .......................................................        (15,939,576)        (53,669,335)
                                                                                                -----------------------------------
   Net increase (decrease) in net assets resulting from capital share transactions -
      Class A ..............................................................................         (1,361,742)         (8,107,020)
                                                                                                -----------------------------------
   Proceeds from shares sold - Class B .....................................................            746,057           1,614,957
   Reinvestment of distributions - Class B .................................................            231,080             633,227
   Cost of shares redeemed - Class B .......................................................         (2,922,517)         (7,108,811)
                                                                                                -----------------------------------
   Net increase (decrease) in net assets resulting from capital share transactions -
      Class B ..............................................................................         (1,945,380)         (4,860,627)
                                                                                                -----------------------------------
   Proceeds from shares sold - Class C .....................................................            109,284           1,069,154
   Reinvestment of distributions - Class C .................................................             87,650             224,727
   Cost of shares redeemed - Class C .......................................................           (715,342)         (2,921,014)
                                                                                                -----------------------------------
   Net increase (decrease) in net assets resulting from capital share transactions -
      Class C ..............................................................................           (518,408)         (1,627,133)
                                                                                                -----------------------------------
   Proceeds from shares sold - Class Z .....................................................            137,294             837,714
   Reinvestment of distributions - Class Z .................................................             68,542             213,751
   Cost of shares redeemed - Class Z .......................................................           (827,275)         (3,454,773)
                                                                                                -----------------------------------
   Net increase (decrease) in net assets resulting from capital share transactions -
      Class Z ..............................................................................           (621,439)         (2,403,308)
                                                                                                -----------------------------------
   Proceeds from shares sold - Administrator Class .........................................        232,124,609         325,139,192
   Reinvestment of distributions - Administrator Class .....................................         17,647,282          32,943,458
   Cost of shares redeemed - Administrator Class ...........................................       (236,315,947)       (226,123,655)
                                                                                                -----------------------------------
   Net increase (decrease) in net assets resulting from capital share transactions -
      Administrator Class ..................................................................         13,455,944         131,958,995
                                                                                                -----------------------------------
   Proceeds from shares sold - Institutional Class .........................................         90,301,393         144,767,821
   Reinvestment of distributions - Institutional Class .....................................          9,343,190          18,882,228
   Cost of shares redeemed - Institutional Class ...........................................        (83,430,478)        (49,865,350)
                                                                                                -----------------------------------
   Net increase (decrease) in net assets resulting from capital share transactions -
      Institutional Class ..................................................................         16,214,105         113,784,699
                                                                                                -----------------------------------
Net increase (decrease) in net assets resulting from capital share transactions - Total ....         25,223,080         228,745,606
                                                                                                -----------------------------------
NET INCREASE (DECREASE) IN NET ASSETS ......................................................         59,923,110         244,636,466
                                                                                                -----------------------------------
ENDING NET ASSETS ..........................................................................    $ 1,534,360,460     $ 1,474,437,350
                                                                                                ===================================

--------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets        Wells Fargo Advantage Income Funds 83


                                                                                                 ULTRA-SHORT DURATION BOND FUND
                                                                                               ------------------------------------
                                                                                                    For the
                                                                                                Six Months Ended       For the
                                                                                               November 30, 2007      Year Ended
                                                                                                  (Unaudited)        May 31, 2007
-----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   Beginning net assets ....................................................................    $    27,083,296     $    31,573,644

OPERATIONS
   Net investment income (loss) ............................................................            667,649           1,368,980
   Net realized gain (loss) on investments .................................................            (48,971)             (3,363)
   Net change in unrealized appreciation (depreciation) of investments .....................           (511,177)             28,705
                                                                                                -----------------------------------
Net increase (decrease) in net assets resulting from operations ............................            107,501           1,394,322
                                                                                                -----------------------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM
   Net investment income
      Class A ..............................................................................           (347,215)           (654,318)
      Class B ..............................................................................            (87,427)           (219,975)
      Class C ..............................................................................            (58,360)           (133,261)
      Class Z ..............................................................................           (188,684)           (411,247)
      Administrator Class ..................................................................                 NA                  NA
      Institutional Class ..................................................................                 NA                  NA
                                                                                                -----------------------------------
Total distributions to shareholders ........................................................           (681,686)         (1,418,801)
                                                                                                -----------------------------------

CAPITAL SHARES TRANSACTIONS
   Proceeds from shares sold - Class A .....................................................          3,785,279           6,660,184
   Reinvestment of distributions - Class A .................................................            270,489             617,382
   Cost of shares redeemed - Class A .......................................................         (3,900,354)         (7,190,780)
                                                                                                -----------------------------------
   Net increase (decrease) in net assets resulting from capital share transactions -
      Class A ..............................................................................            155,414              86,786
                                                                                                -----------------------------------
   Proceeds from shares sold - Class B .....................................................            191,826             626,538
   Reinvestment of distributions - Class B .................................................             65,967             199,860
   Cost of shares redeemed - Class B .......................................................           (942,058)         (2,629,700)
                                                                                                -----------------------------------
   Net increase (decrease) in net assets resulting from capital share transactions -
      Class B ..............................................................................           (684,265)         (1,803,302)
                                                                                                -----------------------------------
   Proceeds from shares sold - Class C .....................................................            139,896             492,874
   Reinvestment of distributions - Class C .................................................             40,763             115,478
   Cost of shares redeemed - Class C .......................................................           (394,580)         (1,422,794)
                                                                                                -----------------------------------
   Net increase (decrease) in net assets resulting from capital share transactions -
      Class C ..............................................................................           (213,921)           (814,442)
                                                                                                -----------------------------------
   Proceeds from shares sold - Class Z .....................................................          2,413,748             498,652
   Reinvestment of distributions - Class Z .................................................            147,802             381,606
   Cost of shares redeemed - Class Z .......................................................         (2,977,967)         (2,815,169)
                                                                                                -----------------------------------
   Net increase (decrease) in net assets resulting from capital share transactions -
      Class Z ..............................................................................           (416,417)         (1,934,911)
                                                                                                -----------------------------------
   Proceeds from shares sold - Administrator Class .........................................                 NA                  NA
   Reinvestment of distributions - Administrator Class .....................................                 NA                  NA
   Cost of shares redeemed - Administrator Class ...........................................                 NA                  NA
                                                                                                -----------------------------------
   Net increase (decrease) in net assets resulting from capital share transactions -
      Administrator Class ..................................................................                 NA                  NA
                                                                                                -----------------------------------
   Proceeds from shares sold - Institutional Class .........................................                 NA                  NA
   Reinvestment of distributions - Institutional Class .....................................                 NA                  NA
   Cost of shares redeemed - Institutional Class ...........................................                 NA                  NA
                                                                                                -----------------------------------
   Net increase (decrease) in net assets resulting from capital share transactions -
      Institutional Class ..................................................................                 NA                  NA
                                                                                                -----------------------------------
Net increase (decrease) in net assets resulting from capital share transactions - Total ....         (1,159,189)         (4,465,869)
                                                                                                -----------------------------------
NET INCREASE (DECREASE) IN NET ASSETS ......................................................         (1,733,374)         (4,490,348)
                                                                                                -----------------------------------
ENDING NET ASSETS ..........................................................................    $    25,349,922    $     27,083,296
                                                                                                ===================================

84 Wells Fargo Advantage Income Funds        Statements of Changes in Net Assets


                                                                                                       TOTAL RETURN BOND FUND
                                                                                                 ---------------------------------
                                                                                                      For the
                                                                                                  Six Months Ended      For the
                                                                                                 November 30, 2007     Year Ended
                                                                                                    (Unaudited)       May 31, 2007
----------------------------------------------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED
   Shares sold - Class A .....................................................................         1,101,205         3,482,058
   Shares issued in reinvestment of distributions - Class A ..................................            90,608           229,461
   Shares redeemed - Class A .................................................................        (1,304,667)       (4,375,571)
                                                                                                   -------------------------------
   Net increase (decrease) in shares outstanding - Class A ...................................          (112,854)         (664,052)
                                                                                                   -------------------------------
   Shares sold - Class B .....................................................................            61,129           131,495
   Shares issued in reinvestment of distributions - Class B ..................................            18,904            51,613
   Shares redeemed - Class B .................................................................          (239,444)         (580,242)
                                                                                                   -------------------------------
   Net increase (decrease) in shares outstanding - Class B ...................................          (159,411)         (397,134)
                                                                                                   -------------------------------
   Shares sold - Class C .....................................................................             9,009            87,804
   Shares issued in reinvestment of distributions - Class C ..................................             7,210            18,419
   Shares redeemed - Class C .................................................................           (58,872)         (240,423)
                                                                                                   -------------------------------
   Net increase (decrease) in shares outstanding - Class C ...................................           (42,653)         (134,200)
                                                                                                   -------------------------------
   Shares sold - Class Z .....................................................................            11,433            69,764
   Shares issued in reinvestment of distributions - Class Z ..................................             5,710            17,761
   Shares redeemed - Class Z .................................................................           (69,227)         (286,620)
                                                                                                   -------------------------------
   Net increase (decrease) in shares outstanding - Class Z ...................................           (52,084)         (199,095)
                                                                                                   -------------------------------
   Shares sold - Administrator Class .........................................................        19,489,596        26,910,747
   Shares issued in reinvestment of distributions - Administrator Class ......................         1,470,018         2,732,255
   Shares redeemed - Administrator Class .....................................................       (19,699,058)      (18,767,780)
                                                                                                   -------------------------------
   Net increase (decrease) in shares outstanding - Administrator Class .......................         1,260,556        10,875,222
                                                                                                   -------------------------------
   Shares sold - Institutional Class .........................................................         7,563,362        12,006,137
   Shares issued in reinvestment of distributions - Institutional Class ......................           778,241         1,566,980
   Shares redeemed - Institutional Class .....................................................        (6,981,671)       (4,150,195)
                                                                                                   -------------------------------
   Net increase (decrease) in shares outstanding - Institutional Class .......................         1,359,932         9,422,922
                                                                                                   -------------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM CAPITAL SHARE TRANSACTIONS ......     $   2,253,486     $  18,903,663
                                                                                                   ===============================

Ending balance of undistributed net investment income (loss) .................................           899,775           998,491
                                                                                                   -------------------------------

--------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets        Wells Fargo Advantage Income Funds 85


                                                                                                   ULTRA-SHORT DURATION BOND FUND
                                                                                                 ---------------------------------
                                                                                                      For the
                                                                                                  Six Months Ended      For the
                                                                                                 November 30, 2007     Year Ended
                                                                                                    (Unaudited)       May 31, 2007
----------------------------------------------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED
   Shares sold - Class A .....................................................................           398,829           696,290
   Shares issued in reinvestment of distributions - Class A ..................................            28,541            64,540
   Shares redeemed - Class A .................................................................          (411,890)         (751,737)
                                                                                                   -------------------------------
   Net increase (decrease) in shares outstanding - Class A ...................................            15,480             9,093
                                                                                                   -------------------------------
   Shares sold - Class B .....................................................................            20,230            65,628
   Shares issued in reinvestment of distributions - Class B ..................................             6,973            20,941
   Shares redeemed - Class B .................................................................           (99,649)         (275,449)
                                                                                                   -------------------------------
   Net increase (decrease) in shares outstanding - Class B ...................................           (72,446)         (188,880)
                                                                                                   -------------------------------
   Shares sold - Class C .....................................................................            14,769            51,536
   Shares issued in reinvestment of distributions - Class C ..................................             4,301            12,078
   Shares redeemed - Class C .................................................................           (41,623)         (148,752)
                                                                                                   -------------------------------
   Net increase (decrease) in shares outstanding - Class C ...................................           (22,553)          (85,138)
                                                                                                   -------------------------------
   Shares sold - Class Z .....................................................................           256,401            52,312
   Shares issued in reinvestment of distributions - Class Z ..................................            15,649            40,040
   Shares redeemed - Class Z .................................................................          (317,835)         (295,339)
                                                                                                   -------------------------------
   Net increase (decrease) in shares outstanding - Class Z ...................................           (45,785)         (202,987)
                                                                                                   -------------------------------
   Shares sold - Administrator Class .........................................................                NA                NA
   Shares issued in reinvestment of distributions - Administrator Class ......................                NA                NA
   Shares redeemed - Administrator Class .....................................................                NA                NA
                                                                                                   -------------------------------
   Net increase (decrease) in shares outstanding - Administrator Class .......................                NA                NA
                                                                                                   -------------------------------
   Shares sold - Institutional Class .........................................................                NA                NA
   Shares issued in reinvestment of distributions - Institutional Class ......................                NA                NA
   Shares redeemed - Institutional Class .....................................................                NA                NA
                                                                                                   -------------------------------
   Net increase (decrease) in shares outstanding - Institutional Class .......................                NA                NA
                                                                                                   -------------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM CAPITAL SHARE TRANSACTIONS ......          (125,304)    $    (467,912)
                                                                                                   ===============================

Ending balance of undistributed net investment income (loss) .................................           (13,828)              209
                                                                                                   -------------------------------

86 Wells Fargo Advantage Income Funds                       Financial Highlights


                                                    Beginning                    Net Realized    Distributions
                                                    Net Asset        Net        and Unrealized      from Net     Distributions
                                                    Value Per     Investment      Gain (Loss)      Investment       from Net
                                                      Share     Income (Loss)   on Investments       Income      Realized Gains
-------------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED BOND FUND
-------------------------------------------------------------------------------------------------------------------------------
Administrator Class
June 1, 2007 to November 30, 2007 (Unaudited) ...    $ 24.51         0.63            0.66            (0.63)           0.00
June 1, 2006 to May 31, 2007 ....................    $ 24.40         1.18            0.29            (1.19)          (0.17)
June 1, 2005 to May 31, 2006 ....................    $ 25.82         1.08           (1.21)           (1.08)          (0.21)
June 1, 2004 to May 31, 2005 ....................    $ 25.58         0.92            0.39            (0.92)          (0.15)
June 1, 2003 to May 31, 2004 ....................    $ 26.57         0.96           (0.93)           (0.98)          (0.04)
June 1, 2002 to May 31, 2003 ....................    $ 25.63         1.06            0.97            (1.05)          (0.04)

HIGH YIELD BOND FUND
-------------------------------------------------------------------------------------------------------------------------------
Class A
June 1, 2007 to November 30, 2007 (Unaudited) ...    $ 10.56         0.35           (0.56)           (0.35)          (0.00)
June 1, 2006 to May 31, 2007 ....................    $ 10.22         0.72            0.34            (0.72)           0.00
June 1, 2005 to May 31, 2006 ....................    $ 10.21         0.74            0.00            (0.73)           0.00
June 1, 2004 to May 31, 2005 ....................    $ 10.45         0.76           (0.04)           (0.77)          (0.19)
June 1, 2003 to May 31, 2004 ....................    $ 10.28         0.75            0.18            (0.74)          (0.02)
November 29, 2002 4 to May 31, 2003 .............    $ 10.00         0.26            0.27            (0.25)           0.00

Class B
June 1, 2007 to November 30, 2007 (Unaudited) ...    $ 10.56         0.31           (0.56)           (0.31)          (0.00)
June 1, 2006 to May 31, 2007 ....................    $ 10.22         0.65            0.34            (0.65)           0.00
June 1, 2005 to May 31, 2006 ....................    $ 10.21         0.65            0.01            (0.65)           0.00
June 1, 2004 to May 31, 2005 ....................    $ 10.45         0.68           (0.04)           (0.69)          (0.19)
June 1, 2003 to May 31, 2004 ....................    $ 10.28         0.67            0.18            (0.66)          (0.02)
November 29, 2002 4 to May 31, 2003 .............    $ 10.00         0.22            0.28            (0.22)           0.00

--------------------------------------------------------------------------------

1 During each period, various fees and expenses were waived and reimbursed, as indicated. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements (Note
      3).

2 Total return calculations do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the periods shown. Returns for periods less than one year are not annualized.

3     The Fund changed its fiscal year-end from June 30 to May 31.

4     Commencement of operations.

5 Includes expenses allocated from the Portfolio(s) in which the Fund invests.

6 Portfolio turnover rate represents the activity from the Fund's investment in a Master portfolio.

7     Return of capital was less than $0.01 per share.

8     Calculated based upon average shares outstanding.

9     Amounts represent less than $1,000.

10    Includes interest expense.

11 Calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

12 Effective October 1, 2005, the expense cap for Stable Income Fund - Class A changed from 0.90% to 0.85%. The blended expense cap as of May 31, 2006 is 0.87%.

13 Effective October 1, 2005, the expense cap for Stable Income Fund - Class B changed from 1.65% to 1.60%. The blended expense cap as of May 31, 2006 is 1.62%.

14 Effective October 1, 2005, the expense cap for Stable Income Fund - Class C changed from 1.65% to 1.60%. The blended expense cap as of May 31, 2006 is 1.62%.

15 Effective October 1, 2005, the expense cap for Ultra Short Duration Bond - Class Z changed from 0.97% to 0.84%. The blended expense cap as of May 31, 2006 is 0.89%.

16    Excluding TBA, the portfolio turnover ratio is 431%.

17    Excluding TBA, the portfolio turnover ratio is 109%.

18    Excluding TBA, the portfolio turnover ratio is 335%.

19    Excluding TBA, the portfolio turnover ratio is 92%.

20    The Fund changed its fiscal year-end from October 31 to May 31.

21    Excluding TBA, the portfolio turnover ratio is 43%

22    Excluding TBA, the portfolio turnover ratio is 158%

      The accompanying notes are an integral part of these financial statements.

Financial Highlights                       Wells Fargo Advantage Income Funds 87


                                                                       Ending    Ratio to Average Net Assets (Annualized) 1
                                                   Distributions in   Net Asset --------------------------------------------
                                                      Exceess of      Value Per Net Investment    Gross   Expenses    Net
                                                    Realized Gains     Share     Income (Loss)  Expenses   Waived   Expenses
----------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED BOND FUND
----------------------------------------------------------------------------------------------------------------------------
Administrator Class
June 1, 2007 to November 30, 2007 (Unaudited) ...        0.00         $ 25.17        4.86%       1.05%     (0.35)%  0.70%
June 1, 2006 to May 31, 2007 ....................        0.00         $ 24.51        4.72%       0.99% 5   (0.29)%  0.70% 5
June 1, 2005 to May 31, 2006 ....................        0.00         $ 24.40        4.24%       0.97% 5   (0.27)%  0.70% 5
June 1, 2004 to May 31, 2005 ....................        0.00         $ 25.82        3.53%       0.91% 5   (0.21)%  0.70% 5
June 1, 2003 to May 31, 2004 ....................        0.00         $ 25.58        3.65%       0.86% 5   (0.16)%  0.70% 5
June 1, 2002 to May 31, 2003 ....................        0.00         $ 26.57        4.08%       0.89% 5   (0.19)%  0.70% 5

HIGH YIELD BOND FUND
----------------------------------------------------------------------------------------------------------------------------
Class A
June 1, 2007 to November 30, 2007 (Unaudited) ...        0.00         $ 10.00        6.95%       1.27%     (0.12)%  1.15%
June 1, 2006 to May 31, 2007 ....................        0.00         $ 10.56        7.03%       1.27%     (0.12)%  1.15%
June 1, 2005 to May 31, 2006 ....................        0.00         $ 10.22        7.09%       1.22%     (0.07)%  1.15%
June 1, 2004 to May 31, 2005 ....................        0.00         $ 10.21        7.17%       1.24%     (0.09)%  1.15%
June 1, 2003 to May 31, 2004 ....................        0.00         $ 10.45        7.08%       1.24%     (0.09)%  1.15%
November 29, 2002 4 to May 31, 2003 .............        0.00         $ 10.28        5.86%       1.32%     (0.17)%  1.15%

Class B
June 1, 2007 to November 30, 2007 (Unaudited) ...        0.00         $ 10.00        6.21%       2.02%     (0.12)%  1.90%
June 1, 2006 to May 31, 2007 ....................        0.00         $ 10.56        6.29%       2.02%     (0.12)%  1.90%
June 1, 2005 to May 31, 2006 ....................        0.00         $ 10.22        6.36%       1.97%     (0.07)%  1.90%
June 1, 2004 to May 31, 2005 ....................        0.00         $ 10.21        6.44%       1.99%     (0.09)%  1.90%
June 1, 2003 to May 31, 2004 ....................        0.00         $ 10.45        6.35%       1.99%     (0.09)%  1.90%
November 29, 2002 4 to May 31, 2003 .............        0.00         $ 10.28        6.49%       2.13%     (0.23)%  1.90%

                                                              Portfolio     Net Assets at
                                                    Total      Turnover     End of Period
                                                   Return 2    Rate 11     (000's omitted)
------------------------------------------------------------------------------------------
DIVERSIFIED BOND FUND
------------------------------------------------------------------------------------------
Administrator Class
June 1, 2007 to November 30, 2007 (Unaudited) ...    5.33%      64% 21        $     63,472
June 1, 2006 to May 31, 2007 ....................    6.09%     158% 6,19      $     80,075
June 1, 2005 to May 31, 2006 ....................   (0.53)%    163% 6,17      $     98,574
June 1, 2004 to May 31, 2005 ....................    5.24%      56% 6         $    133,277
June 1, 2003 to May 31, 2004 ....................    0.09%     115% 6         $    191,875
June 1, 2002 to May 31, 2003 ....................    8.11%      67% 6         $    372,822

HIGH YIELD BOND FUND
------------------------------------------------------------------------------------------
Class A
June 1, 2007 to November 30, 2007 (Unaudited) ...   (1.97)%     15%           $     62,406
June 1, 2006 to May 31, 2007 ....................   10.80%      79%           $     73,673
June 1, 2005 to May 31, 2006 ....................    7.44%      96%           $     85,143
June 1, 2004 to May 31, 2005 ....................    6.99%      81%           $    201,997
June 1, 2003 to May 31, 2004 ....................    9.24%      39%           $    243,511
November 29, 2002 4 to May 31, 2003 .............    5.40%      29%           $    120,168

Class B
June 1, 2007 to November 30, 2007 (Unaudited) ...   (2.34)%     15%           $     14,123
June 1, 2006 to May 31, 2007 ....................    9.98%      79%           $     16,945
June 1, 2005 to May 31, 2006 ....................    6.65%      96%           $     21,799
June 1, 2004 to May 31, 2005 ....................    6.20%      81%           $     26,501
June 1, 2003 to May 31, 2004 ....................    8.43%      39%           $     27,248
November 29, 2002 4 to May 31, 2003 .............    5.05%      29%           $     11,563

88  Wells Fargo Advantage Income Funds                      Financial Highlights


                                                    Beginning                    Net Realized    Distributions
                                                    Net Asset       Net         and Unrealized      from Net      Distributions
                                                    Value Per    Investment       Gain (Loss)      Investment       from Net
                                                      Share     Income (Loss)   on Investments       Income      Realized Gains
-------------------------------------------------------------------------------------------------------------------------------
HIGH YIELD BOND FUND (continued)
-------------------------------------------------------------------------------------------------------------------------------
Class C
June 1, 2007 to November 30, 2007 (Unaudited) ...    $ 10.57        0.32            (0.57)           (0.31)          (0.00)
June 1, 2006 to May 31, 2007 ....................    $ 10.22        0.65             0.35            (0.65)           0.00
June 1, 2005 to May 31, 2006 ....................    $ 10.22        0.65             0.00            (0.65)           0.00
June 1, 2004 to May 31, 2005 ....................    $ 10.46        0.68            (0.04)           (0.69)          (0.19)
June 1, 2003 to May 31, 2004 ....................    $ 10.29        0.67             0.18            (0.66)          (0.02)
November 29, 2002 4 to May 31, 2003 .............    $ 10.00        0.22             0.29            (0.22)           0.00

INCOME PLUS FUND
-------------------------------------------------------------------------------------------------------------------------------
Class A
June 1, 2007 to November 30, 2007 (Unaudited) ...    $ 10.65        0.25             0.20            (0.26)           0.00
June 1, 2006 to May 31, 2007 ....................    $ 10.49        0.53 8           0.19            (0.56)           0.00
June 1, 2005 to May 31, 2006 ....................    $ 10.99        0.47 8          (0.37)           (0.60)           0.00
June 1, 2004 to May 31, 2005 ....................    $ 10.84        0.57             0.20            (0.62)           0.00
June 1, 2003 to May 31, 2004 ....................    $ 11.31        0.55            (0.39)           (0.63)           0.00
June 1, 2002 to May 31, 2003 ....................    $ 10.81        0.59             0.61            (0.70)           0.00

Class B
June 1, 2007 to November 30, 2007 (Unaudited) ...    $ 10.65        0.21 8           0.20            (0.22)           0.00
June 1, 2006 to May 31, 2007 ....................    $ 10.49        0.45 8           0.29            (0.48)           0.00
June 1, 2005 to May 31, 2006 ....................    $ 10.99        0.39 8          (0.37)           (0.52)           0.00
June 1, 2004 to May 31, 2005 ....................    $ 10.84        0.46             0.23            (0.54)           0.00
June 1, 2003 to May 31, 2004 ....................    $ 11.31        0.45            (0.37)           (0.55)           0.00
June 1, 2002 to May 31, 2003 ....................    $ 10.82        0.50             0.60            (0.61)           0.00

Class C
June 1, 2007 to November 30, 2007 (Unaudited) ...    $ 10.65        0.21 8           0.20            (0.22)           0.00
June 1, 2006 to May 31, 2007 ....................    $ 10.49        0.45 8           0.21            (0.48)           0.00
June 1, 2005 to May 31, 2006 ....................    $ 10.99        0.39 8          (0.37)           (0.52)           0.00
June 1, 2004 to May 31, 2005 ....................    $ 10.84        0.51             0.18            (0.54)           0.00
June 1, 2003 to May 31, 2004 ....................    $ 11.31        0.44            (0.36)           (0.55)           0.00
June 1, 2002 to May 31, 2003 ....................    $ 10.82        0.52             0.58            (0.61)           0.00

INFLATION-PROTECTED BOND FUND
-------------------------------------------------------------------------------------------------------------------------------
Class A
June 1, 2007 to November 30, 2007 (Unaudited) ...    $  9.62        0.25             0.64            (0.33)           0.00
June 1, 2006 to May 31, 2007 ....................    $  9.60        0.40            (0.04)           (0.34)           0.00
June 1, 2005 to May 31, 2006 ....................    $ 10.45        0.42 8          (0.63)           (0.46)          (0.18)
June 1, 2004 to May 31, 2005 ....................    $ 10.04        0.37             0.43            (0.33)          (0.06)
June 1, 2003 to May 31, 2004 ....................    $ 10.14        0.29            (0.13)           (0.23)          (0.03)
February 28, 2003 4 to May 31, 2003 .............    $ 10.00        0.15             0.14            (0.15)           0.00

Class B
June 1, 2007 to November 30, 2007 (Unaudited) ...    $  9.60        0.20             0.65            (0.30)           0.00
June 1, 2006 to May 31, 2007 ....................    $  9.58        0.34            (0.06)           (0.26)           0.00
June 1, 2005 to May 31, 2006 ....................    $ 10.42        0.35 8          (0.63)           (0.38)          (0.18)
June 1, 2004 to May 31, 2005 ....................    $ 10.03        0.31             0.40            (0.26)          (0.06)
June 1, 2003 to May 31, 2004 ....................    $ 10.13        0.20            (0.12)           (0.15)          (0.03)
February 28, 2003 4 to May 31, 2003 .............    $ 10.00        0.13             0.13            (0.13)           0.00

Class C
June 1, 2007 to November 30, 2007 (Unaudited) ...    $  9.61        0.20             0.65            (0.30)           0.00
June 1, 2006 to May 31, 2007 ....................    $  9.58        0.35            (0.06)           (0.26)           0.00
June 1, 2005 to May 31, 2006 ....................    $ 10.43        0.35 8          (0.63)           (0.39)          (0.18)
June 1, 2004 to May 31, 2005 ....................    $ 10.04        0.31             0.40            (0.26)          (0.06)
June 1, 2003 to May 31, 2004 ....................    $ 10.13        0.21            (0.12)           (0.15)          (0.03)
February 28, 2003 4 to May 31, 2003 .............    $ 10.00        0.13             0.13            (0.13)           0.00

Administrator Class
June 1, 2007 to November 30, 2007 (Unaudited) ...    $  9.60        0.25             0.65            (0.34)           0.00
June 1, 2006 to May 31, 2007 ....................    $  9.58        0.44            (0.06)           (0.36)           0.00
June 1, 2005 to May 31, 2006 ....................    $ 10.43        0.44 8          (0.63)           (0.48)          (0.18)
June 1, 2004 to May 31, 2005 ....................    $ 10.03        0.39             0.43            (0.36)          (0.06)
June 1, 2003 to May 31, 2004 ....................    $ 10.13        0.30            (0.12)           (0.25)          (0.03)
February 28, 2003 4 to May 31, 2003 .............    $ 10.00        0.16             0.13            (0.16)           0.00

--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

Financial Highlights                       Wells Fargo Advantage Income Funds 89


                                                                      Ending     Ratio to Average Net Assets (Annualized) 1
                                                   Distributions in  Net Asset  --------------------------------------------
                                                     Exceess of      Value Per  Net Investment   Gross    Expenses     Net
                                                    Realized Gains     Share     Income (Loss)  Expenses   Waived   Expenses
----------------------------------------------------------------------------------------------------------------------------
HIGH YIELD BOND FUND (continued)
----------------------------------------------------------------------------------------------------------------------------
Class C

June 1, 2007 to November 30, 2007 (Unaudited) ...        0.00         $ 10.01        6.21%       2.02%     (0.12)%   1.90%
June 1, 2006 to May 31, 2007 ....................        0.00         $ 10.57        6.29%       2.02%     (0.12)%   1.90%
June 1, 2005 to May 31, 2006 ....................        0.00         $ 10.22        6.37%       1.97%     (0.07)%   1.90%
June 1, 2004 to May 31, 2005 ....................        0.00         $ 10.22        6.43%       1.99%     (0.09)%   1.90%
June 1, 2003 to May 31, 2004 ....................        0.00         $ 10.46        6.34%       1.99%     (0.09)%   1.90%
November 29, 2002 4 to May 31, 2003 .............        0.00         $ 10.29        6.53%       2.15%     (0.25)%   1.90%

INCOME PLUS FUND
----------------------------------------------------------------------------------------------------------------------------
Class A
June 1, 2007 to November 30, 2007 (Unaudited) ...        0.00         $ 10.84        4.55%       1.32%     (0.32)%   1.00%
June 1, 2006 to May 31, 2007 ....................        0.00         $ 10.65        4.96%       1.34%     (0.34)%   1.00%
June 1, 2005 to May 31, 2006 ....................        0.00         $ 10.49        4.38%       1.29%     (0.29)%   1.00%
June 1, 2004 to May 31, 2005 ....................        0.00         $ 10.99        5.48%       1.25%     (0.67)%   0.58%
June 1, 2003 to May 31, 2004 ....................        0.00         $ 10.84        4.92%       1.31%     (0.63)%   0.68%
June 1, 2002 to May 31, 2003 ....................        0.00         $ 11.31        5.42%       1.32%     (0.32)%   1.00%

Class B
June 1, 2007 to November 30, 2007 (Unaudited) ...        0.00         $ 10.84        3.79%       2.07%     (0.32)%   1.75%
June 1, 2006 to May 31, 2007 ....................        0.00         $ 10.65        4.24%       2.09%     (0.34)%   1.75%
June 1, 2005 to May 31, 2006 ....................        0.00         $ 10.49        3.61%       2.04%     (0.29)%   1.75%
June 1, 2004 to May 31, 2005 ....................        0.00         $ 10.99        4.76%       2.00%     (0.68)%   1.32%
June 1, 2003 to May 31, 2004 ....................        0.00         $ 10.84        4.13%       2.05%     (0.60)%   1.45%
June 1, 2002 to May 31, 2003 ....................        0.00         $ 11.31        4.68%       2.12%     (0.37)%   1.75%

Class C
June 1, 2007 to November 30, 2007 (Unaudited) ...        0.00         $ 10.84        3.81%       2.07%     (0.32)%   1.75%
June 1, 2006 to May 31, 2007 ....................        0.00         $ 10.65        4.23%       2.09%     (0.34)%   1.75%
June 1, 2005 to May 31, 2006 ....................        0.00         $ 10.49        3.63%       2.04%     (0.29)%   1.75%
June 1, 2004 to May 31, 2005 ....................        0.00         $ 10.99        4.74%       2.00%     (0.68)%   1.32%
June 1, 2003 to May 31, 2004 ....................        0.00         $ 10.84        4.12%       2.05%     (0.59)%   1.46%
June 1, 2002 to May 31, 2003 ....................        0.00         $ 11.31        4.63%       2.07%     (0.32)%   1.75%

INFLATION-PROTECTED BOND FUND
----------------------------------------------------------------------------------------------------------------------------
Class A
June 1, 2007 to November 30, 2007 (Unaudited) ...        0.00         $ 10.18        4.79%       1.18%     (0.33)%   0.85%
June 1, 2006 to May 31, 2007 ....................        0.00         $  9.62        3.89%       1.05% 5   (0.20)%   0.85% 5
June 1, 2005 to May 31, 2006 ....................        0.00         $  9.60        4.18%       1.22% 5   (0.37)%   0.85% 5
June 1, 2004 to May 31, 2005 ....................        0.00         $ 10.45        3.63%       1.23%     (0.37)%   0.86%
June 1, 2003 to May 31, 2004 ....................        0.00         $ 10.04        3.18%       1.44%     (0.54)%   0.90%
February 28, 2003 4 to May 31, 2003 .............        0.00         $ 10.14        8.55%       1.82%     (0.92)%   0.90%

Class B
June 1, 2007 to November 30, 2007 (Unaudited) ...        0.00         $ 10.15        3.93%       1.93%     (0.33)%   1.60%
June 1, 2006 to May 31, 2007 ....................        0.00         $  9.60        3.27%       1.80% 5   (0.20)%   1.60% 5
June 1, 2005 to May 31, 2006 ....................        0.00         $  9.58        3.50%       1.97% 5   (0.37)%   1.60% 5
June 1, 2004 to May 31, 2005 ....................        0.00         $ 10.42        2.99%       1.99%     (0.39)%   1.60%
June 1, 2003 to May 31, 2004 ....................        0.00         $ 10.03        2.14%       2.19%     (0.54)%   1.65%
February 28, 2003 4 to May 31, 2003 .............        0.00         $ 10.13        7.33%       2.72%     (1.07)%   1.65%

Class C
June 1, 2007 to November 30, 2007 (Unaudited) ...        0.00         $ 10.16        3.99%       1.93%     (0.33)%   1.60%
June 1, 2006 to May 31, 2007 ....................        0.00         $  9.61        3.27%       1.80% 5   (0.20)%   1.60% 5
June 1, 2005 to May 31, 2006 ....................        0.00         $  9.58        3.50%       1.97% 5   (0.37)%   1.60% 5
June 1, 2004 to May 31, 2005 ....................        0.00         $ 10.43        3.00%       1.99%     (0.39)%   1.60%
June 1, 2003 to May 31, 2004 ....................        0.00         $ 10.04        2.22%       2.19%     (0.54)%   1.65%
February 28, 2003 4 to May 31, 2003 .............        0.00         $ 10.13        7.81%       2.65%     (1.00)%   1.65%

Administrator Class
June 1, 2007 to November 30, 2007 (Unaudited) ...        0.00         $ 10.16        4.30%       1.01%     (0.41)%   0.60%
June 1, 2006 to May 31, 2007 ....................        0.00         $  9.60        3.76%       0.87% 5   (0.27)%   0.60% 5
June 1, 2005 to May 31, 2006 ....................        0.00         $  9.58        4.37%       1.04% 5   (0.44)%   0.60% 5
June 1, 2004 to May 31, 2005 ....................        0.00         $ 10.43        4.11%       0.93%     (0.33)%   0.60%
June 1, 2003 to May 31, 2004 ....................        0.00         $ 10.03        3.40%       1.12%     (0.47)%   0.65%
February 28, 2003 4 to May 31, 2003 .............        0.00         $ 10.13        7.70%       1.85%     (1.20)%   0.65%

                                                              Portfolio   Net Assets at
                                                      Total    Turnover   End of Period
                                                    Return 2   Rate 11   (000's omitted)
----------------------------------------------------------------------------------------
HIGH YIELD BOND FUND (continued)
----------------------------------------------------------------------------------------
Class C
June 1, 2007 to November 30, 2007 (Unaudited) ...    (2.33)%     15%          $    9,843
June 1, 2006 to May 31, 2007 ....................    10.08%      79%          $   12,633
June 1, 2005 to May 31, 2006 ....................     6.55%      96%          $   15,510
June 1, 2004 to May 31, 2005 ....................     6.20%      81%          $   20,573
June 1, 2003 to May 31, 2004 ....................     8.42%      39%          $   26,221
November 29, 2002 4 to May 31, 2003 .............     5.12%      29%          $   12,220

INCOME PLUS FUND
----------------------------------------------------------------------------------------
Class A
June 1, 2007 to November 30, 2007 (Unaudited) ...     4.30%     121%          $   39,293
June 1, 2006 to May 31, 2007 ....................     7.04%     205%          $   37,526
June 1, 2005 to May 31, 2006 ....................     0.97%     171%          $   38,995
June 1, 2004 to May 31, 2005 ....................     7.27%     132%          $   42,676
June 1, 2003 to May 31, 2004 ....................     1.43%     185%          $   28,898
June 1, 2002 to May 31, 2003 ....................    11.53%     130%          $   20,815

Class B
June 1, 2007 to November 30, 2007 (Unaudited) ...     3.89%     121%          $    9,026
June 1, 2006 to May 31, 2007 ....................     6.24%     205%          $   10,682
June 1, 2005 to May 31, 2006 ....................     0.21%     171%          $   14,833
June 1, 2004 to May 31, 2005 ....................     6.47%     132%          $   20,165
June 1, 2003 to May 31, 2004 ....................     0.68%     185%          $   38,486
June 1, 2002 to May 31, 2003 ....................    10.60%     130%          $   47,516

Class C
June 1, 2007 to November 30, 2007 (Unaudited) ...     3.90%     121%          $    4,829
June 1, 2006 to May 31, 2007 ....................     6.24%     205%          $    4,633
June 1, 2005 to May 31, 2006 ....................     0.21%     171%          $    5,581
June 1, 2004 to May 31, 2005 ....................     6.47%     132%          $    6,451
June 1, 2003 to May 31, 2004 ....................     0.68%     185%          $    7,955
June 1, 2002 to May 31, 2003 ....................    10.60%     130%          $   10,945

INFLATION-PROTECTED BOND FUND
----------------------------------------------------------------------------------------
Class A
June 1, 2007 to November 30, 2007 (Unaudited) ...     9.46%      18%          $   18,918
June 1, 2006 to May 31, 2007 ....................     3.74%      37% 6        $   21,115
June 1, 2005 to May 31, 2006 ....................    (2.11)%     47% 6        $   27,726
June 1, 2004 to May 31, 2005 ....................     8.12%     425%          $   28,437
June 1, 2003 to May 31, 2004 ....................     1.65%     155%          $   20,087
February 28, 2003 4 to May 31, 2003 .............     2.94%     115%          $    5,136

Class B
June 1, 2007 to November 30, 2007 (Unaudited) ...     8.96%      18%          $    7,159
June 1, 2006 to May 31, 2007 ....................     2.97%      37% 6        $    7,321
June 1, 2005 to May 31, 2006 ....................    (2.76)%     47% 6        $   10,149
June 1, 2004 to May 31, 2005 ....................     7.13%     425%          $   12,168
June 1, 2003 to May 31, 2004 ....................     0.89%     155%          $   10,645
February 28, 2003 4 to May 31, 2003 .............     2.65%     115%          $    5,034

Class C
June 1, 2007 to November 30, 2007 (Unaudited) ...     8.95%      18%          $    7,114
June 1, 2006 to May 31, 2007 ....................     3.08%      37% 6        $    7,202
June 1, 2005 to May 31, 2006 ....................    (2.85)%     47% 6        $   10,248
June 1, 2004 to May 31, 2005 ....................     7.12%     425%          $   13,873
June 1, 2003 to May 31, 2004 ....................     0.99%     155%          $   11,813
February 28, 2003 4 to May 31, 2003 .............     2.65%     115%          $    4,441

Administrator Class
June 1, 2007 to November 30, 2007 (Unaudited) ...     9.60%      18%          $   15,320
June 1, 2006 to May 31, 2007 ....................     3.99%      37% 6        $   16,527
June 1, 2005 to May 31, 2006 ....................    (1.88)%     47% 6        $   63,869
June 1, 2004 to May 31, 2005 ....................     8.30%     425%          $   53,237
June 1, 2003 to May 31, 2004 ....................     1.91%     155%          $   26,780
February 28, 2003 4 to May 31, 2003 .............     2.90%     115%          $    7,188

90 Wells Fargo Advantage Income Funds                       Financial Highlights


                                                   Beginning                    Net Realized    Distributions
                                                   Net Asset        Net        and Unrealized      from Net      Distributions
                                                   Value Per     Investment      Gain (Loss)      Investment       from Net
                                                     Share     Income (Loss)   on Investments       Income      Realized Gains
------------------------------------------------------------------------------------------------------------------------------
INTERMEDIATE GOVERNMENT INCOME FUND
------------------------------------------------------------------------------------------------------------------------------
Class A
June 1, 2007 to November 30, 2007 (Unaudited) ..     $10.56         0.21            0.25            (0.24)           0.00
June 1, 2006 to May 31, 2007 ...................     $10.51         0.42 8          0.10            (0.47)           0.00
June 1, 2005 to May 31, 2006 ...................     $10.96         0.38 8         (0.40)           (0.43)           0.00
June 1, 2004 to May 31, 2005 ...................     $10.94         0.34            0.12            (0.44)           0.00
June 1, 2003 to May 31, 2004 ...................     $11.70         0.36           (0.60)           (0.52)           0.00
June 1, 2002 to May 31, 2003 ...................     $11.19         0.41            0.68            (0.58)           0.00

Class B
June 1, 2007 to November 30, 2007 (Unaudited) ..     $10.54         0.17 8          0.25            (0.20)           0.00
June 1, 2006 to May 31, 2007 ...................     $10.49         0.34 8          0.29            (0.39)           0.00
June 1, 2005 to May 31, 2006 ...................     $10.94         0.30 8         (0.41)           (0.34)           0.00
June 1, 2004 to May 31, 2005 ...................     $10.93         0.12            0.24            (0.35)           0.00
June 1, 2003 to May 31, 2004 ...................     $11.68         0.08           (0.40)           (0.43)           0.00
June 1, 2002 to May 31, 2003 ...................     $11.18         0.33            0.67            (0.50)           0.00

Class C
June 1, 2007 to November 30, 2007 (Unaudited) ..     $10.51         0.17 8          0.25            (0.20)           0.00
June 1, 2006 to May 31, 2007 ...................     $10.47         0.34 8          0.16            (0.39)           0.00
June 1, 2005 to May 31, 2006 ...................     $10.92         0.30 8         (0.41)           (0.34)           0.00
June 1, 2004 to May 31, 2005 ...................     $10.90         0.15            0.22            (0.35)           0.00
June 1, 2003 to May 31, 2004 ...................     $11.66         0.12           (0.45)           (0.43)           0.00
June 1, 2002 to May 31, 2003 ...................     $11.17         0.39            0.61            (0.51)           0.00

Administrator Class
June 1, 2007 to November 30, 2007 (Unaudited) ..     $10.55         0.23            0.24            (0.25)           0.00
June 1, 2006 to May 31, 2007 ...................     $10.50         0.44 8          0.10            (0.49)           0.00
June 1, 2005 to May 31, 2006 ...................     $10.96         0.41 8         (0.42)           (0.45)           0.00
June 1, 2004 to May 31, 2005 ...................     $10.94         0.39            0.10            (0.47)           0.00
June 1, 2003 to May 31, 2004 ...................     $11.69         0.33           (0.53)           (0.55)           0.00
June 1, 2002 to May 31, 2003 ...................     $11.19         0.44            0.68            (0.62)           0.00

SHORT DURATION GOVERNMENT BOND FUND
------------------------------------------------------------------------------------------------------------------------------
Class A
June 1, 2007 to November 30, 2007 (Unaudited) ..     $ 9.85         0.19            0.16            (0.21)           0.00
June 1, 2006 to May 31, 2007 ...................     $ 9.81         0.39            0.06            (0.41)           0.00
June 1, 2005 to May 31, 2006 ...................     $10.01         0.33 8         (0.18)           (0.35)           0.00
June 1, 2004 to May 31, 2005 ...................     $10.13         0.27           (0.09)           (0.30)           0.00
July 1, 2003 to May 31, 2004 3 .................     $10.28         0.17           (0.12)           (0.17)          (0.03)
July 1, 2002 to June 30, 2003 ..................     $10.24         0.41            0.10            (0.39)          (0.08)

Class B
June 1, 2007 to November 30, 2007 (Unaudited) ..     $ 9.86         0.16            0.16            (0.18)           0.00
June 1, 2006 to May 31, 2007 ...................     $ 9.81         0.33            0.06            (0.34)           0.00
June 1, 2005 to May 31, 2006 ...................     $10.02         0.25 8         (0.19)           (0.27)           0.00
June 1, 2004 to May 31, 2005 ...................     $10.13         0.19           (0.08)           (0.22)           0.00
July 1, 2003 to May 31, 2004 3 .................     $10.29         0.11           (0.14)           (0.10)          (0.03)
July 1, 2002 to June 30, 2003 ..................     $10.25         0.28            0.10            (0.26)          (0.08)

Class C
June 1, 2007 to November 30, 2007 (Unaudited) ..     $ 9.87         0.15            0.16            (0.18)           0.00
June 1, 2006 to May 31, 2007 ...................     $ 9.82         0.30            0.09            (0.34)           0.00
June 1, 2005 to May 31, 2006 ...................     $10.03         0.25 8         (0.19)           (0.27)           0.00
June 1, 2004 to May 31, 2005 ...................     $10.14         0.14           (0.03)           (0.22)           0.00
July 1, 2003 to May 31, 2004 3 .................     $10.30         0.11           (0.14)           (0.10)          (0.03)
July 1, 2002 to June 30, 2003 ..................     $10.25         0.27            0.11            (0.25)          (0.08)

Administrator Class
June 1, 2007 to November 30, 2007 (Unaudited) ..     $ 9.86         0.20            0.17            (0.23)           0.00
June 1, 2006 to May 31, 2007 ...................     $ 9.82         0.42            0.06            (0.44)           0.00
June 1, 2005 to May 31, 2006 ...................     $10.03         0.35 8         (0.19)           (0.37)           0.00
June 1, 2004 to May 31, 2005 ...................     $10.14         0.29           (0.07)           (0.33)           0.00
July 1, 2003 to May 31, 2004 3 .................     $10.30         0.20           (0.13)           (0.20)          (0.03)
July 1, 2002 to June 30, 2003 ..................     $10.26         0.43            0.12            (0.43)          (0.08)

--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

Financial Highlights                      Wells Fargo Advantage Income Funds  91


                                                                        Ending
                                                   Distributions in   Net Asset
                                                      Exceess of      Value Per
                                                    Realized Gains       Share
-------------------------------------------------------------------------------

INTERMEDIATE GOVERNMENT INCOME FUND
-------------------------------------------------------------------------------
Class A
June 1, 2007 to November 30, 2007 (Unaudited) ..         0.00           $10.78
June 1, 2006 to May 31, 2007 ...................         0.00           $10.56
June 1, 2005 to May 31, 2006 ...................         0.00           $10.51
June 1, 2004 to May 31, 2005 ...................         0.00           $10.96
June 1, 2003 to May 31, 2004 ...................         0.00           $10.94
June 1, 2002 to May 31, 2003 ...................         0.00           $11.70

Class B
June 1, 2007 to November 30, 2007 (Unaudited) ..         0.00           $10.76
June 1, 2006 to May 31, 2007 ...................         0.00           $10.54
June 1, 2005 to May 31, 2006 ...................         0.00           $10.49
June 1, 2004 to May 31, 2005 ...................         0.00           $10.94
June 1, 2003 to May 31, 2004 ...................         0.00           $10.93
June 1, 2002 to May 31, 2003 ...................         0.00           $11.68

Class C
June 1, 2007 to November 30, 2007 (Unaudited) ..         0.00           $10.73
June 1, 2006 to May 31, 2007 ...................         0.00           $10.51
June 1, 2005 to May 31, 2006 ...................         0.00           $10.47
June 1, 2004 to May 31, 2005 ...................         0.00           $10.92
June 1, 2003 to May 31, 2004 ...................         0.00           $10.90
June 1, 2002 to May 31, 2003 ...................         0.00           $11.66

Administrator Class
June 1, 2007 to November 30, 2007 (Unaudited) ..         0.00           $10.77
June 1, 2006 to May 31, 2007 ...................         0.00           $10.55
June 1, 2005 to May 31, 2006 ...................         0.00           $10.50
June 1, 2004 to May 31, 2005 ...................         0.00           $10.96
June 1, 2003 to May 31, 2004 ...................         0.00           $10.94
June 1, 2002 to May 31, 2003 ...................         0.00           $11.69

SHORT DURATION GOVERNMENT BOND FUND
-------------------------------------------------------------------------------
Class A
June 1, 2007 to November 30, 2007 (Unaudited) ..         0.00           $ 9.99
June 1, 2006 to May 31, 2007 ...................         0.00           $ 9.85
June 1, 2005 to May 31, 2006 ...................         0.00           $ 9.81
June 1, 2004 to May 31, 2005 ...................         0.00           $10.01
July 1, 2003 to May 31, 2004 3 .................         0.00           $10.13
July 1, 2002 to June 30, 2003 ..................         0.00           $10.28

Class B
June 1, 2007 to November 30, 2007 (Unaudited) ..         0.00           $10.00
June 1, 2006 to May 31, 2007 ...................         0.00           $ 9.86
June 1, 2005 to May 31, 2006 ...................         0.00           $ 9.81
June 1, 2004 to May 31, 2005 ...................         0.00           $10.02
July 1, 2003 to May 31, 2004 3 .................         0.00           $10.13
July 1, 2002 to June 30, 2003 ..................         0.00           $10.29

Class C
June 1, 2007 to November 30, 2007 (Unaudited) ..         0.00           $10.00
June 1, 2006 to May 31, 2007 ...................         0.00           $ 9.87
June 1, 2005 to May 31, 2006 ...................         0.00           $ 9.82
June 1, 2004 to May 31, 2005 ...................         0.00           $10.03
July 1, 2003 to May 31, 2004 3 .................         0.00           $10.14
July 1, 2002 to June 30, 2003 ..................         0.00           $10.30

Administrator Class
June 1, 2007 to November 30, 2007 (Unaudited) ..         0.00           $10.00
June 1, 2006 to May 31, 2007 ...................         0.00           $ 9.86
June 1, 2005 to May 31, 2006 ...................         0.00           $ 9.82
June 1, 2004 to May 31, 2005 ...................         0.00           $10.03
July 1, 2003 to May 31, 2004 3 .................         0.00           $10.14
July 1, 2002 to June 30, 2003 ..................         0.00           $10.30

                                                      Ratio to Average Net Assets (Annualized) 1
                                                   -----------------------------------------------
                                                   Net Investment     Gross    Expenses      Net
                                                    Income (Loss)   Expenses    Waived    Expenses
--------------------------------------------------------------------------------------------------
INTERMEDIATE GOVERNMENT INCOME FUND
--------------------------------------------------------------------------------------------------
Class A
June 1, 2007 to November 30, 2007 (Unaudited) ..        3.99%         1.11%     (0.16)%     0.95%
June 1, 2006 to May 31, 2007 ...................        3.93%         1.09%     (0.14)%     0.95%
June 1, 2005 to May 31, 2006 ...................        3.54%         1.08%     (0.13)%     0.95%
June 1, 2004 to May 31, 2005 ...................        3.25%         1.05%     (0.10)%     0.95%
June 1, 2003 to May 31, 2004 ...................        2.98%         1.12%     (0.17)%     0.95%
June 1, 2002 to May 31, 2003 ...................        3.57%         1.13%     (0.18)%     0.95%

Class B
June 1, 2007 to November 30, 2007 (Unaudited) ..        3.24%         1.85%     (0.15)%     1.70%
June 1, 2006 to May 31, 2007 ...................        3.18%         1.84%     (0.14)%     1.70%
June 1, 2005 to May 31, 2006 ...................        2.78%         1.83%     (0.13)%     1.70%
June 1, 2004 to May 31, 2005 ...................        2.50%         1.82%     (0.12)%     1.70%
June 1, 2003 to May 31, 2004 ...................        2.22%         1.87%     (0.17)%     1.70%
June 1, 2002 to May 31, 2003 ...................        2.72%         1.86%     (0.16)%     1.70%

Class C
June 1, 2007 to November 30, 2007 (Unaudited) ..        3.24%         1.85%     (0.15)%     1.70%
June 1, 2006 to May 31, 2007 ...................        3.18%         1.84%     (0.14)%     1.70%
June 1, 2005 to May 31, 2006 ...................        2.78%         1.83%     (0.13)%     1.70%
June 1, 2004 to May 31, 2005 ...................        2.50%         1.82%     (0.12)%     1.70%
June 1, 2003 to May 31, 2004 ...................        2.23%         1.87%     (0.17)%     1.70%
June 1, 2002 to May 31, 2003 ...................        2.68%         1.79%     (0.09)%     1.70%

Administrator Class
June 1, 2007 to November 30, 2007 (Unaudited) ..        4.24%         0.93%     (0.23)%     0.70%
June 1, 2006 to May 31, 2007 ...................        4.18%         0.91%     (0.21)%     0.70%
June 1, 2005 to May 31, 2006 ...................        3.80%         0.90%     (0.20)%     0.70%
June 1, 2004 to May 31, 2005 ...................        3.53%         0.76%     (0.06)%     0.70%
June 1, 2003 to May 31, 2004 ...................        3.23%         0.80%     (0.10)%     0.70%
June 1, 2002 to May 31, 2003 ...................        3.74%         0.77%     (0.08)%     0.69%

SHORT DURATION GOVERNMENT BOND FUND
--------------------------------------------------------------------------------------------------
Class A
June 1, 2007 to November 30, 2007 (Unaudited) ..        3.89%         1.11%     (0.26)%     0.85%
June 1, 2006 to May 31, 2007 ...................        4.04%         1.10%     (0.25)%     0.85%
June 1, 2005 to May 31, 2006 ...................        3.30%         1.08%     (0.23)%     0.85%
June 1, 2004 to May 31, 2005 ...................        2.44%         1.28%     (0.42)%     0.86%
July 1, 2003 to May 31, 2004 3 .................        1.83%         1.14%     (0.24)%     0.90%
July 1, 2002 to June 30, 2003 ..................        3.51%         1.51%     (0.45)%     1.06% 10

Class B
June 1, 2007 to November 30, 2007 (Unaudited) ..        3.14%         1.86%     (0.26)%     1.60%
June 1, 2006 to May 31, 2007 ...................        3.29%         1.85%     (0.25)%     1.60%
June 1, 2005 to May 31, 2006 ...................        2.55%         1.83%     (0.23)%     1.60%
June 1, 2004 to May 31, 2005 ...................        1.74%         2.02%     (0.41)%     1.61%
July 1, 2003 to May 31, 2004 3 .................        1.12%         1.89%     (0.24)%     1.65%
July 1, 2002 to June 30, 2003 ..................        2.75%         2.26%     (0.46)%     1.80% 10

Class C
June 1, 2007 to November 30, 2007 (Unaudited) ..        3.15%         1.86%     (0.26)%     1.60%
June 1, 2006 to May 31, 2007 ...................        3.29%         1.85%     (0.25)%     1.60%
June 1, 2005 to May 31, 2006 ...................        2.54%         1.83%     (0.23)%     1.60%
June 1, 2004 to May 31, 2005 ...................        1.59%         2.04%     (0.42)%     1.62%
July 1, 2003 to May 31, 2004 3 .................        1.10%         1.89%     (0.24)%     1.65%
July 1, 2002 to June 30, 2003 ..................        2.73%         2.27%     (0.46)%     1.81% 10

Administrator Class
June 1, 2007 to November 30, 2007 (Unaudited) ..        4.13%         0.93%     (0.33)%     0.60%
June 1, 2006 to May 31, 2007 ...................        4.28%         0.92%     (0.32)%     0.60%
June 1, 2005 to May 31, 2006 ...................        3.55%         0.90%     (0.30)%     0.60%
June 1, 2004 to May 31, 2005 ...................        2.66%         0.98%     (0.38)%     0.60%
July 1, 2003 to May 31, 2004 3 .................        2.13%         0.81%     (0.21)%     0.60%
July 1, 2002 to June 30, 2003 ..................        3.75%         1.16%     (0.40)%     0.76% 10

                                                                Portfolio    Net Assets at
                                                       Total    Turnover     End of Period
                                                     Return 2    Rate 11    (000's omitted)
-------------------------------------------------------------------------------------------
INTERMEDIATE GOVERNMENT INCOME FUND
-------------------------------------------------------------------------------------------
Class A
June 1, 2007 to November 30, 2007 (Unaudited) ..       4.38%       17%          $111,142
June 1, 2006 to May 31, 2007 ...................       4.99%      142%          $113,852
June 1, 2005 to May 31, 2006 ...................      (0.23)%     153%          $121,085
June 1, 2004 to May 31, 2005 ...................       4.25%      277%          $142,570
June 1, 2003 to May 31, 2004 ...................      (2.10)%     178%          $192,976
June 1, 2002 to May 31, 2003 ...................       9.95%      139%          $196,203

Class B
June 1, 2007 to November 30, 2007 (Unaudited) ..       3.99%       17%          $ 12,002
June 1, 2006 to May 31, 2007 ...................       4.20%      142%          $ 14,345
June 1, 2005 to May 31, 2006 ...................      (0.99)%     153%          $ 19,615
June 1, 2004 to May 31, 2005 ...................       3.37%      277%          $ 30,236
June 1, 2003 to May 31, 2004 ...................      (2.76)%     178%          $ 47,821
June 1, 2002 to May 31, 2003 ...................       9.08%      139%          $ 80,989

Class C
June 1, 2007 to November 30, 2007 (Unaudited) ..       4.00%       17%          $  7,115
June 1, 2006 to May 31, 2007 ...................       4.12%      142%          $  7,534
June 1, 2005 to May 31, 2006 ...................      (0.99)%     153%          $  9,201
June 1, 2004 to May 31, 2005 ...................       3.47%      277%          $ 12,860
June 1, 2003 to May 31, 2004 ...................      (2.85)%     178%          $ 21,520
June 1, 2002 to May 31, 2003 ...................       9.11%      139%          $ 34,133

Administrator Class
June 1, 2007 to November 30, 2007 (Unaudited) ..       4.52%       17%          $227,283
June 1, 2006 to May 31, 2007 ...................       5.25%      142%          $244,227
June 1, 2005 to May 31, 2006 ...................      (0.07)%     153%          $399,315
June 1, 2004 to May 31, 2005 ...................       4.53%      277%          $394,194
June 1, 2003 to May 31, 2004 ...................      (1.77)%     178%          $397,390
June 1, 2002 to May 31, 2003 ...................      10.20%      139%          $472,024

SHORT DURATION GOVERNMENT BOND FUND
-------------------------------------------------------------------------------------------
Class A
June 1, 2007 to November 30, 2007 (Unaudited) ..       3.61%      106%          $ 74,893
June 1, 2006 to May 31, 2007 ...................       4.69%      493%          $ 77,602
June 1, 2005 to May 31, 2006 ...................       1.51%      316%          $ 77,886
June 1, 2004 to May 31, 2005 ...................       1.79%      272%          $ 94,059
July 1, 2003 to May 31, 2004 3 .................       0.49%      615%          $ 47,304
July 1, 2002 to June 30, 2003 ..................       4.69%      331%          $ 55,807

Class B
June 1, 2007 to November 30, 2007 (Unaudited) ..       3.22%      106%          $  9,627
June 1, 2006 to May 31, 2007 ...................       4.01%      493%          $ 12,230
June 1, 2005 to May 31, 2006 ...................       0.66%      316%          $ 18,338
June 1, 2004 to May 31, 2005 ...................       1.13%      272%          $ 27,078
July 1, 2003 to May 31, 2004 3 .................      (0.30)%     615%          $  9,734
July 1, 2002 to June 30, 2003 ..................       3.76%      331%          $  5,576

Class C
June 1, 2007 to November 30, 2007 (Unaudited) ..       3.12%      106%          $  7,514
June 1, 2006 to May 31, 2007 ...................       4.01%      493%          $  8,440
June 1, 2005 to May 31, 2006 ...................       0.66%      316%          $ 11,540
June 1, 2004 to May 31, 2005 ...................       1.13%      272%          $ 19,553
July 1, 2003 to May 31, 2004 3 .................      (0.30)%     615%          $ 34,410
July 1, 2002 to June 30, 2003 ..................       3.79%      331%          $ 32,818

Administrator Class
June 1, 2007 to November 30, 2007 (Unaudited) ..       3.74%      106%          $255,586
June 1, 2006 to May 31, 2007 ...................       4.95%      493%          $310,530
June 1, 2005 to May 31, 2006 ...................       1.67%      316%          $401,837
June 1, 2004 to May 31, 2005 ...................       2.16%      272%          $444,331
July 1, 2003 to May 31, 2004 3 .................       0.67%      615%          $431,942
July 1, 2002 to June 30, 2003 ..................       5.08%      331%          $517,187

92 Wells Fargo Advantage Income Funds                       Financial Highlights


                                                       Beginning                    Net Realized    Distributions
                                                       Net Asset        Net        and Unrealized      from Net     Distributions
                                                       Value Per     Investment      Gain (Loss)      Investment      from Net
                                                         Share     Income (Loss)   on Investments       Income      Realized Gains
----------------------------------------------------------------------------------------------------------------------------------
SHORT DURATION GOVERNMENT BOND FUND (continued)
----------------------------------------------------------------------------------------------------------------------------------
Institutional Class
June 1, 2007 to November 30, 2007 (Unaudited) ......    $  9.86         0.21            0.15            (0.22)           0.00
June 1, 2006 to May 31, 2007 .......................    $  9.82         0.44            0.06            (0.46)           0.00
June 1, 2005 to May 31, 2006 .......................    $ 10.03         0.38 8         (0.20)           (0.39)           0.00
April 8, 2005 4 to May 31, 2005 ....................    $ 10.00         0.05            0.03            (0.05)           0.00

STABLE INCOME FUND
----------------------------------------------------------------------------------------------------------------------------------
Class A
June 1, 2007 to November 30, 2007 (Unaudited) ......    $ 10.27         0.23            0.01            (0.23)           0.00
June 1, 2006 to May 31, 2007 .......................    $ 10.23         0.43            0.05            (0.44)           0.00
June 1, 2005 to May 31, 2006 .......................    $ 10.38         0.40 8         (0.15)           (0.40)           0.00
June 1, 2004 to May 31, 2005 .......................    $ 10.33         0.16            0.03            (0.14)           0.00
June 1, 2003 to May 31, 2004 .......................    $ 10.44         0.16           (0.10)           (0.16)           0.00
June 1, 2002 to May 31, 2003 .......................    $ 10.38         0.25            0.06            (0.25)           0.00

Class B
June 1, 2007 to November 30, 2007 (Unaudited) ......    $ 10.26         0.19            0.01            (0.19)           0.00
June 1, 2006 to May 31, 2007 .......................    $ 10.22         0.34            0.06            (0.36)           0.00
June 1, 2005 to May 31, 2006 .......................    $ 10.37         0.32 8         (0.15)           (0.32)           0.00
June 1, 2004 to May 31, 2005 .......................    $ 10.32         0.08            0.03            (0.06)           0.00
June 1, 2003 to May 31, 2004 .......................    $ 10.43         0.08           (0.10)           (0.08)           0.00
June 1, 2002 to May 31, 2003 .......................    $ 10.37         0.17            0.06            (0.17)           0.00

Class C
June 1, 2007 to November 30, 2007 (Unaudited) ......    $ 10.24         0.19            0.01            (0.19)           0.00
June 1, 2006 to May 31, 2007 .......................    $ 10.20         0.36            0.05            (0.37)           0.00
June 1, 2005 to May 31, 2006 .......................    $ 10.35         0.32 8         (0.15)           (0.32)           0.00
June 1, 2004 to May 31, 2005 .......................    $ 10.30         0.07            0.04            (0.06)           0.00
June 30, 2003 4 to May 31, 2004 ....................    $ 10.00         0.06            0.33            (0.08)           0.00

Administrator Class
June 1, 2007 to November 30, 2007 (Unaudited) ......    $ 10.27         0.24            0.00            (0.24)           0.00
June 1, 2006 to May 31, 2007 .......................    $ 10.23         0.45            0.05            (0.46)           0.00
June 1, 2005 to May 31, 2006 .......................    $ 10.38         0.42 8         (0.15)           (0.42)           0.00
June 1, 2004 to May 31, 2005 .......................    $ 10.33         0.20            0.02            (0.17)           0.00
June 1, 2003 to May 31, 2004 .......................    $ 10.44         0.18           (0.10)           (0.18)           0.00
June 1, 2002 to May 31, 2003 .......................    $ 10.39         0.26            0.06            (0.27)           0.00

STRATEGIC INCOME FUND
----------------------------------------------------------------------------------------------------------------------------------
Class A
June 1, 2007 to November 30, 2007 (Unaudited) ......    $ 10.62         0.34           (0.60)           (0.34)           0.00
June 1, 2006 to May 31, 2007 .......................    $ 10.18         0.67            0.50            (0.67)          (0.06)
June 1, 2005 to May 31, 2006 .......................    $ 10.23         0.67            0.14            (0.67)          (0.19)
November 1, 2004 to May 31, 2005 20 ................    $ 10.41         0.37           (0.18)           (0.37)           0.00
November 1, 2003 to October 31, 2004 ...............    $  9.90         0.71            0.51            (0.71)           0.00
November 1, 2002 to October 31, 2003 ...............    $  7.67         0.70            2.22            (0.69)           0.00

Class B
June 1, 2007 to November 30, 2007 (Unaudited) ......    $ 10.63         0.30           (0.61)           (0.30)           0.00
June 1, 2006 to May 31, 2007 .......................    $ 10.18         0.59            0.51            (0.59)          (0.06)
June 1, 2005 to May 31, 2006 .......................    $ 10.23         0.59            0.14            (0.59)          (0.19)
November 1, 2004 to May 31, 2005 20 ................    $ 10.42         0.30           (0.19)           (0.30)           0.00
November 1, 2003 to October 31, 2004 ...............    $  9.90         0.59            0.52            (0.59)           0.00
November 1, 2002 to October 31, 2003 ...............    $  7.68         0.59            2.21            (0.58)           0.00

Class C
June 1, 2007 to November 30, 2007 (Unaudited) ......    $ 10.61         0.30           (0.61)           (0.30)           0.00
June 1, 2006 to May 31, 2007 .......................    $ 10.17         0.59            0.50            (0.59)          (0.06)
June 1, 2005 to May 31, 2006 .......................    $ 10.21         0.59            0.15            (0.59)          (0.19)
November 1, 2004 to May 31, 2005 20 ................    $ 10.40         0.31           (0.19)           (0.31)           0.00
November 1, 2003 to October 31, 2004 ...............    $  9.89         0.59            0.51            (0.59)           0.00
November 1, 2002 to October 31, 2003 ...............    $  7.66         0.59            2.22            (0.58)           0.00

--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

Financial Highlights                       Wells Fargo Advantage Income Funds 93


                                                                            Ending
                                                       Distributions in   Net Asset
                                                          Exceess of      Value Per
                                                        Realized Gains      Share
-----------------------------------------------------------------------------------
SHORT DURATION GOVERNMENT BOND FUND (continued)
-----------------------------------------------------------------------------------
Institutional Class
June 1, 2007 to November 30, 2007 (Unaudited) ......         0.00          $ 10.00
June 1, 2006 to May 31, 2007 .......................         0.00          $  9.86
June 1, 2005 to May 31, 2006 .......................         0.00          $  9.82
April 8, 2005 4 to May 31, 2005 ....................         0.00          $ 10.03

STABLE INCOME FUND
-----------------------------------------------------------------------------------
Class A
June 1, 2007 to November 30, 2007 (Unaudited) ......         0.00          $ 10.28
June 1, 2006 to May 31, 2007 .......................         0.00          $ 10.27
June 1, 2005 to May 31, 2006 .......................         0.00          $ 10.23
June 1, 2004 to May 31, 2005 .......................         0.00          $ 10.38
June 1, 2003 to May 31, 2004 .......................        (0.01)         $ 10.33
June 1, 2002 to May 31, 2003 .......................         0.00 7        $ 10.44

Class B
June 1, 2007 to November 30, 2007 (Unaudited) ......         0.00          $ 10.27
June 1, 2006 to May 31, 2007 .......................         0.00          $ 10.26
June 1, 2005 to May 31, 2006 .......................         0.00          $ 10.22
June 1, 2004 to May 31, 2005 .......................         0.00          $ 10.37
June 1, 2003 to May 31, 2004 .......................        (0.01)         $ 10.32
June 1, 2002 to May 31, 2003 .......................         0.00 7        $ 10.43

Class C
June 1, 2007 to November 30, 2007 (Unaudited) ......         0.00          $ 10.25
June 1, 2006 to May 31, 2007 .......................         0.00          $ 10.24
June 1, 2005 to May 31, 2006 .......................         0.00          $ 10.20
June 1, 2004 to May 31, 2005 .......................         0.00          $ 10.35
June 30, 2003 4 to May 31, 2004 ....................        (0.01)         $ 10.30

Administrator Class
June 1, 2007 to November 30, 2007 (Unaudited) ......         0.00          $ 10.27
June 1, 2006 to May 31, 2007 .......................         0.00          $ 10.27
June 1, 2005 to May 31, 2006 .......................         0.00          $ 10.23
June 1, 2004 to May 31, 2005 .......................         0.00          $ 10.38
June 1, 2003 to May 31, 2004 .......................        (0.01)         $ 10.33
June 1, 2002 to May 31, 2003 .......................         0.00 7        $ 10.44

STRATEGIC INCOME FUND
-----------------------------------------------------------------------------------
Class A
June 1, 2007 to November 30, 2007 (Unaudited) ......         0.00          $ 10.02
June 1, 2006 to May 31, 2007 .......................         0.00          $ 10.62
June 1, 2005 to May 31, 2006 .......................         0.00          $ 10.18
November 1, 2004 to May 31, 2005 20 ................         0.00          $ 10.23
November 1, 2003 to October 31, 2004 ...............         0.00          $ 10.41
November 1, 2002 to October 31, 2003 ...............         0.00          $  9.90

Class B
June 1, 2007 to November 30, 2007 (Unaudited) ......         0.00          $ 10.02
June 1, 2006 to May 31, 2007 .......................         0.00          $ 10.63
June 1, 2005 to May 31, 2006 .......................         0.00          $ 10.18
November 1, 2004 to May 31, 2005 20 ................         0.00          $ 10.23
November 1, 2003 to October 31, 2004 ...............         0.00          $ 10.42
November 1, 2002 to October 31, 2003 ...............         0.00          $  9.90

Class C
June 1, 2007 to November 30, 2007 (Unaudited) ......         0.00          $ 10.00
June 1, 2006 to May 31, 2007 .......................         0.00          $ 10.61
June 1, 2005 to May 31, 2006 .......................         0.00          $ 10.17
November 1, 2004 to May 31, 2005 20 ................         0.00          $ 10.21
November 1, 2003 to October 31, 2004 ...............         0.00          $ 10.40
November 1, 2002 to October 31, 2003 ...............         0.00          $  9.89

                                                            Ratio to Average Net Assets (Annualized) 1
                                                       ----------------------------------------------------
                                                       Net Investment      Gross    Expenses        Net         Total
                                                       Income (Loss)     Expenses    Waived      Expenses     Return 2
----------------------------------------------------------------------------------------------------------------------
SHORT DURATION GOVERNMENT BOND FUND (continued)
----------------------------------------------------------------------------------------------------------------------
Institutional Class
June 1, 2007 to November 30, 2007 (Unaudited) ......        4.32%         0.66%      (0.24)%     0.42%          3.83%
June 1, 2006 to May 31, 2007 .......................        4.48%         0.65%      (0.23)%     0.42%          5.13%
June 1, 2005 to May 31, 2006 .......................        3.89%         0.63%      (0.21)%     0.42%          1.85%
April 8, 2005 4 to May 31, 2005 ....................        3.35%         0.76%      (0.33)%     0.43%          0.91%

STABLE INCOME FUND
----------------------------------------------------------------------------------------------------------------------
Class A
June 1, 2007 to November 30, 2007 (Unaudited) ......        4.29%         0.96%      (0.11)%     0.85%          2.33%
June 1, 2006 to May 31, 2007 .......................        4.18%         1.00% 5    (0.15)%     0.85% 5        4.80%
June 1, 2005 to May 31, 2006 .......................        3.83%         1.06% 5    (0.19)%     0.87% 5,11     2.47%
June 1, 2004 to May 31, 2005 .......................        1.48%         1.00% 5    (0.10)%     0.90% 5        1.87%
June 1, 2003 to May 31, 2004 .......................        1.52%         0.99% 5    (0.09)%     0.90% 5        0.45%
June 1, 2002 to May 31, 2003 .......................        2.32%         1.04% 5    (0.22)%     0.82% 5        3.01%

Class B
June 1, 2007 to November 30, 2007 (Unaudited) ......        3.52%         1.70%      (0.10)%     1.60%          1.92%
June 1, 2006 to May 31, 2007 .......................        3.40%         1.75% 5    (0.15)%     1.60% 5        3.98%
June 1, 2005 to May 31, 2006 .......................        3.06%         1.81% 5    (0.19)%     1.62% 5,13     1.69%
June 1, 2004 to May 31, 2005 .......................        0.75%         1.75% 5    (0.10)%     1.65% 5        1.00%
June 1, 2003 to May 31, 2004 .......................        0.81%         1.75% 5    (0.10)%     1.65% 5       (0.29)%
June 1, 2002 to May 31, 2003 .......................        1.51%         1.81% 5    (0.18)%     1.63% 5        2.24%

Class C
June 1, 2007 to November 30, 2007 (Unaudited) ......        3.54%         1.70%      (0.10)%     1.60%          1.95%
June 1, 2006 to May 31, 2007 .......................        3.43%         1.75% 5    (0.15)%     1.60% 5        4.03%
June 1, 2005 to May 31, 2006 .......................        3.07%         1.81% 5    (0.19)%     1.62% 5,14     1.70%
June 1, 2004 to May 31, 2005 .......................        0.74%         1.75% 5    (0.10)%     1.65% 5        1.10%
June 30, 2003 4 to May 31, 2004 ....................        0.54%         1.73% 5    (0.08)%     1.65% 5       (0.29)%

Administrator Class
June 1, 2007 to November 30, 2007 (Unaudited) ......        4.49%         0.77%      (0.12)%     0.65%          2.34%
June 1, 2006 to May 31, 2007 .......................        4.38%         0.81% 5    (0.16)%     0.65% 5        5.01%
June 1, 2005 to May 31, 2006 .......................        4.08%         0.88% 5    (0.23)%     0.65% 5        2.70%
June 1, 2004 to May 31, 2005 .......................        1.76%         0.68% 5    (0.03)%     0.65% 5        2.14%
June 1, 2003 to May 31, 2004 .......................        1.74%         0.66% 5    (0.03)%     0.63% 5        0.71%
June 1, 2002 to May 31, 2003 .......................        2.51%         0.77% 5    (0.12)%     0.65% 5        3.13%

STRATEGIC INCOME FUND
----------------------------------------------------------------------------------------------------------------------
Class A
June 1, 2007 to November 30, 2007 (Unaudited) ......        6.68%         1.34%      (0.24)%     1.10%         (2.43)%
June 1, 2006 to May 31, 2007 .......................        6.43%         1.39%      (0.29)%     1.10%         11.97%
June 1, 2005 to May 31, 2006 .......................        6.53%         1.61%      (0.51)%     1.10%          8.18%
November 1, 2004 to May 31, 2005 20 ................        5.97%         1.57%      (0.48)%     1.09%          1.79%
November 1, 2003 to October 31, 2004 ...............        6.95%         1.52%      (0.40)%     1.12%         12.70%
November 1, 2002 to October 31, 2003 ...............        7.77%         1.58%      (0.45)%     1.13%         39.38%

Class B
June 1, 2007 to November 30, 2007 (Unaudited) ......        5.95%         2.09%      (0.24)%     1.85%         (2.88)%
June 1, 2006 to May 31, 2007 .......................        5.73%         2.15%      (0.30)%     1.85%         11.25%
June 1, 2005 to May 31, 2006 .......................        5.78%         2.36%      (0.51)%     1.85%          7.38%
November 1, 2004 to May 31, 2005 20 ................        4.90%         2.31%      (0.14)%     2.17%          1.05%
November 1, 2003 to October 31, 2004 ...............        5.82%         2.30%      (0.04)%     2.26%         11.55%
November 1, 2002 to October 31, 2003 ...............        6.44%         2.36%      (0.00)%     2.36%         37.55%

Class C
June 1, 2007 to November 30, 2007 (Unaudited) ......        5.94%         2.09%      (0.24)%     1.85%         (2.89)%
June 1, 2006 to May 31, 2007 .......................        5.69%         2.14%      (0.29)%     1.85%         11.15%
June 1, 2005 to May 31, 2006 .......................        5.77%         2.36%      (0.51)%     1.85%          7.49%
November 1, 2004 to May 31, 2005 20 ................        4.99%         2.20%      (0.13)%     2.07%          1.11%
November 1, 2003 to October 31, 2004 ...............        5.81%         2.34%      (0.03)%     2.31%         11.40%
November 1, 2002 to October 31, 2003 ...............        6.57%         2.38%      (0.00)%     2.38%         37.73%

                                                       Portfolio    Net Assets at
                                                        Turnover    End of Period
                                                        Rate 11    (000's omitted)
----------------------------------------------------------------------------------
SHORT DURATION GOVERNMENT BOND FUND (continued)
----------------------------------------------------------------------------------
Institutional Class
June 1, 2007 to November 30, 2007 (Unaudited) ......      106%          $   65,047
June 1, 2006 to May 31, 2007 .......................      493%          $   55,973
June 1, 2005 to May 31, 2006 .......................      316%          $   27,172
April 8, 2005 4 to May 31, 2005 ....................      272%          $       10

STABLE INCOME FUND
----------------------------------------------------------------------------------
Class A
June 1, 2007 to November 30, 2007 (Unaudited) ......       17%          $   45,582
June 1, 2006 to May 31, 2007 .......................       21% 6        $   48,629
June 1, 2005 to May 31, 2006 .......................       23% 6        $   64,827
June 1, 2004 to May 31, 2005 .......................       43% 6        $   83,406
June 1, 2003 to May 31, 2004 .......................       92% 6        $  166,484
June 1, 2002 to May 31, 2003 .......................       45% 6        $  175,249

Class B
June 1, 2007 to November 30, 2007 (Unaudited) ......       17%          $    2,836
June 1, 2006 to May 31, 2007 .......................       21% 6        $    4,389
June 1, 2005 to May 31, 2006 .......................       23% 6        $   11,519
June 1, 2004 to May 31, 2005 .......................       43% 6        $   20,970
June 1, 2003 to May 31, 2004 .......................       92% 6        $   35,552
June 1, 2002 to May 31, 2003 .......................       45% 6        $   48,045

Class C
June 1, 2007 to November 30, 2007 (Unaudited) ......       17%          $    3,903
June 1, 2006 to May 31, 2007 .......................       21% 6        $    3,935
June 1, 2005 to May 31, 2006 .......................       23% 6        $    4,355
June 1, 2004 to May 31, 2005 .......................       43% 6        $    7,137
June 30, 2003 4 to May 31, 2004 ....................       92% 6        $   12,225

Administrator Class
June 1, 2007 to November 30, 2007 (Unaudited) ......       17%          $  318,159
June 1, 2006 to May 31, 2007 .......................       21% 6        $  312,988
June 1, 2005 to May 31, 2006 .......................       23% 6        $  366,798
June 1, 2004 to May 31, 2005 .......................       43% 6        $  356,223
June 1, 2003 to May 31, 2004 .......................       92% 6        $  570,234
June 1, 2002 to May 31, 2003 .......................       45% 6        $  491,771

STRATEGIC INCOME FUND
----------------------------------------------------------------------------------
Class A
June 1, 2007 to November 30, 2007 (Unaudited) ......       30%          $   32,072
June 1, 2006 to May 31, 2007 .......................       79%          $   33,921
June 1, 2005 to May 31, 2006 .......................       89%          $   19,858
November 1, 2004 to May 31, 2005 20 ................       76%          $   13,254
November 1, 2003 to October 31, 2004 ...............      141%          $   13,786
November 1, 2002 to October 31, 2003 ...............      155%          $   10,917

Class B
June 1, 2007 to November 30, 2007 (Unaudited) ......       30%          $    9,289
June 1, 2006 to May 31, 2007 .......................       79%          $   10,188
June 1, 2005 to May 31, 2006 .......................       89%          $    9,554
November 1, 2004 to May 31, 2005 20 ................       76%          $   10,062
November 1, 2003 to October 31, 2004 ...............      141%          $   10,076
November 1, 2002 to October 31, 2003 ...............      155%          $    8,573

Class C
June 1, 2007 to November 30, 2007 (Unaudited) ......       30%          $    4,152
June 1, 2006 to May 31, 2007 .......................       79%          $    5,513
June 1, 2005 to May 31, 2006 .......................       89%          $    3,356
November 1, 2004 to May 31, 2005 20 ................       76%          $    3,822
November 1, 2003 to October 31, 2004 ...............      141%          $    4,834
November 1, 2002 to October 31, 2003 ...............      155%          $    6,038

94 Wells Fargo Advantage Income Funds                       Financial Highlights


                                                       Beginning                    Net Realized    Distributions
                                                       Net Asset        Net        and Unrealized      from Net     Distributions
                                                       Value Per     Investment      Gain (Loss)      Investment      from Net
                                                         Share     Income (Loss)   on Investments       Income      Realized Gains
----------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN BOND FUND
----------------------------------------------------------------------------------------------------------------------------------
Class A
June 1, 2007 to November 30, 2007 (Unaudited) ......    $ 12.20         0.28            0.26            (0.28)           0.00
June 1, 2006 to May 31, 2007 .......................    $ 12.02         0.56            0.18            (0.56)           0.00
June 1, 2005 to May 31, 2006 .......................    $ 12.62         0.49           (0.60)           (0.49)           0.00
June 1, 2004 to May 31, 2005 .......................    $ 12.32         0.42            0.34            (0.43)          (0.03)
July 1, 2003 to May 31, 2004 3 .....................    $ 12.79         0.34           (0.35)           (0.34)          (0.12)
July 1, 2002 to June 30, 2003 ......................    $ 12.17         0.63            0.69            (0.62)          (0.08)

Class B
June 1, 2007 to November 30, 2007 (Unaudited) ......    $ 12.21         0.24            0.26            (0.24)           0.00
June 1, 2006 to May 31, 2007 .......................    $ 12.03         0.46            0.18            (0.46)           0.00
June 1, 2005 to May 31, 2006 .......................    $ 12.63         0.40           (0.60)           (0.40)           0.00
June 1, 2004 to May 31, 2005 .......................    $ 12.33         0.32            0.34            (0.33)          (0.03)
July 1, 2003 to May 31, 2004 3 .....................    $ 12.80         0.25           (0.35)           (0.25)          (0.12)
July 1, 2002 to June 30, 2003 ......................    $ 12.18         0.56            0.69            (0.55)          (0.08)

Class C
June 1, 2007 to November 30, 2007 (Unaudited) ......    $ 12.14         0.24            0.27            (0.24)           0.00
June 1, 2006 to May 31, 2007 .......................    $ 11.96         0.46            0.18            (0.46)           0.00
June 1, 2005 to May 31, 2006 .......................    $ 12.57         0.39           (0.61)           (0.39)           0.00
June 1, 2004 to May 31, 2005 .......................    $ 12.26         0.32            0.35            (0.33)          (0.03)
July 1, 2003 to May 31, 2004 3 .....................    $ 12.73         0.25           (0.35)           (0.25)          (0.12)
July 1, 2002 to June 30, 2003 ......................    $ 12.12         0.57            0.67            (0.55)          (0.08)

Class Z
June 1, 2007 to November 30, 2007 (Unaudited) ......    $ 11.99         0.28            0.26            (0.28)           0.00
June 1, 2006 to May 31, 2007 .......................    $ 11.81         0.54            0.18            (0.54)           0.00
June 1, 2005 to May 31, 2006 .......................    $ 12.41         0.46           (0.59)           (0.47)           0.00
April 8, 2005 4 to May 31, 2005 ....................    $ 12.19         0.06            0.22            (0.06)           0.00

Administrator Class
June 1, 2007 to November 30, 2007 (Unaudited) ......    $ 11.99         0.29            0.26            (0.29)           0.00
June 1, 2006 to May 31, 2007 .......................    $ 11.81         0.57            0.18            (0.57)           0.00
June 1, 2005 to May 31, 2006 .......................    $ 12.41         0.51           (0.60)           (0.51)           0.00
June 1, 2004 to May 31, 2005 .......................    $ 12.11         0.44            0.34            (0.45)          (0.03)
July 1, 2003 to May 31, 2004 3 .....................    $ 12.57         0.36           (0.34)           (0.36)          (0.12)
July 1, 2002 to June 30, 2003 ......................    $ 11.97         0.64            0.68            (0.64)          (0.08)

Institutional Class
June 1, 2007 to November 30, 2007 (Unaudited) ......    $ 11.98         0.31            0.27            (0.31)           0.00
June 1, 2006 to May 31, 2007 .......................    $ 11.81         0.59            0.18            (0.60)           0.00
June 1, 2005 to May 31, 2006 .......................    $ 12.40         0.54           (0.59)           (0.54)           0.00
June 1, 2004 to May 31, 2005 .......................    $ 12.11         0.48            0.33            (0.49)          (0.03)
July 1, 2003 to May 31, 2004 3 .....................    $ 12.58         0.39           (0.35)           (0.39)          (0.12)
July 1, 2002 to June 30, 2003 ......................    $ 11.97         0.73            0.66            (0.70)          (0.08)

ULTRA-SHORT DURATION BOND FUND
----------------------------------------------------------------------------------------------------------------------------------
Class A
June 1, 2007 to November 30, 2007 (Unaudited) ......    $  9.56         0.24           (0.19)           (0.25)           0.00
June 1, 2006 to May 31, 2007 .......................    $  9.57         0.46            0.01            (0.48)           0.00
June 1, 2005 to May 31, 2006 .......................    $  9.64         0.38 8         (0.04)           (0.41)           0.00
November 1, 2004 to May 31, 2005 20 ................    $  9.71         0.14           (0.04)           (0.17)           0.00
November 1, 2003 to October 31, 2004 ...............    $  9.83         0.15           (0.02)           (0.25)           0.00
November 1, 2002 to October 31, 2003 ...............    $  9.90         0.18            0.06            (0.31)           0.00

Class B
June 1, 2007 to November 30, 2007 (Unaudited) ......    $  9.54         0.20           (0.19)           (0.21)           0.00
June 1, 2006 to May 31, 2007 .......................    $  9.54         0.39            0.02            (0.41)           0.00
June 1, 2005 to May 31, 2006 .......................    $  9.62         0.30 8         (0.04)           (0.34)           0.00
November 1, 2004 to May 31, 2005 20 ................    $  9.68         0.09           (0.03)           (0.12)           0.00
November 1, 2003 to October 31, 2004 ...............    $  9.81         0.07           (0.03)           (0.17)           0.00
November 1, 2002 to October 31, 2003 ...............    $  9.88         0.09            0.06            (0.22)           0.00

--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

Financial Highlights                       Wells Fargo Advantage Income Funds 95


                                                                            Ending
                                                       Distributions in   Net Asset
                                                          Exceess of      Value Per
                                                        Realized Gains      Share
-----------------------------------------------------------------------------------
TOTAL RETURN BOND FUND
-----------------------------------------------------------------------------------
Class A
June 1, 2007 to November 30, 2007 (Unaudited) ......         0.00          $ 12.46
June 1, 2006 to May 31, 2007 .......................         0.00          $ 12.20
June 1, 2005 to May 31, 2006 .......................         0.00          $ 12.02
June 1, 2004 to May 31, 2005 .......................         0.00          $ 12.62
July 1, 2003 to May 31, 2004 3 .....................         0.00          $ 12.32
July 1, 2002 to June 30, 2003 ......................         0.00          $ 12.79

Class B
June 1, 2007 to November 30, 2007 (Unaudited) ......         0.00          $ 12.47
June 1, 2006 to May 31, 2007 .......................         0.00          $ 12.21
June 1, 2005 to May 31, 2006 .......................         0.00          $ 12.03
June 1, 2004 to May 31, 2005 .......................         0.00          $ 12.63
July 1, 2003 to May 31, 2004 3 .....................         0.00          $ 12.33
July 1, 2002 to June 30, 2003 ......................         0.00          $ 12.80

Class C
June 1, 2007 to November 30, 2007 (Unaudited) ......         0.00          $ 12.41
June 1, 2006 to May 31, 2007 .......................         0.00          $ 12.14
June 1, 2005 to May 31, 2006 .......................         0.00          $ 11.96
June 1, 2004 to May 31, 2005 .......................         0.00          $ 12.57
July 1, 2003 to May 31, 2004 3 .....................         0.00          $ 12.26
July 1, 2002 to June 30, 2003 ......................         0.00          $ 12.73

Class Z
June 1, 2007 to November 30, 2007 (Unaudited) ......         0.00          $ 12.25
June 1, 2006 to May 31, 2007 .......................         0.00          $ 11.99
June 1, 2005 to May 31, 2006 .......................         0.00          $ 11.81
April 8, 20054 to May 31, 2005 .....................         0.00          $ 12.41

Administrator Class
June 1, 2007 to November 30, 2007 (Unaudited) ......         0.00          $ 12.25
June 1, 2006 to May 31, 2007 .......................         0.00          $ 11.99
June 1, 2005 to May 31, 2006 .......................         0.00          $ 11.81
June 1, 2004 to May 31, 2005 .......................         0.00          $ 12.41
July 1, 2003 to May 31, 2004 3 .....................         0.00          $ 12.11
July 1, 2002 to June 30, 2003 ......................         0.00          $ 12.57

Institutional Class
June 1, 2007 to November 30, 2007 (Unaudited) ......         0.00          $ 12.25
June 1, 2006 to May 31, 2007 .......................         0.00          $ 11.98
June 1, 2005 to May 31, 2006 .......................         0.00          $ 11.81
June 1, 2004 to May 31, 2005 .......................         0.00          $ 12.40
July 1, 2003 to May 31, 2004 3 .....................         0.00          $ 12.11
July 1, 2002 to June 30, 2003 ......................         0.00          $ 12.58

ULTRA-SHORT DURATION BOND FUND
-----------------------------------------------------------------------------------
Class A
June 1, 2007 to November 30, 2007 (Unaudited) ......         0.00          $  9.36
June 1, 2006 to May 31, 2007 .......................         0.00          $  9.56
June 1, 2005 to May 31, 2006 .......................         0.00          $  9.57
November 1, 2004 to May 31, 2005 20 ................         0.00          $  9.64
November 1, 2003 to October 31, 2004 ...............         0.00          $  9.71
November 1, 2002 to October 31, 2003 ...............         0.00          $  9.83

Class B
June 1, 2007 to November 30, 2007 (Unaudited) ......         0.00          $  9.34
June 1, 2006 to May 31, 2007 .......................         0.00          $  9.54
June 1, 2005 to May 31, 2006 .......................         0.00          $  9.54
November 1, 2004 to May 31, 2005 20 ................         0.00          $  9.62
November 1, 2003 to October 31, 2004 ...............         0.00          $  9.68
November 1, 2002 to October 31, 2003 ...............         0.00          $  9.81

                                                            Ratio to Average Net Assets (Annualized) 1
                                                       ----------------------------------------------------
                                                       Net Investment      Gross    Expenses        Net         Total
                                                       Income (Loss)     Expenses    Waived      Expenses     Return 2
----------------------------------------------------------------------------------------------------------------------
TOTAL RETURN BOND FUND
----------------------------------------------------------------------------------------------------------------------
Class A
June 1, 2007 to November 30, 2007 (Unaudited) ......        4.63%         1.00%      (0.10)%      0.90%         4.52%
June 1, 2006 to May 31, 2007 .......................        4.51%         0.99% 5    (0.09)%      0.90% 5       6.20%
June 1, 2005 to May 31, 2006 .......................        3.88%         1.03% 5    (0.13)%      0.90% 5      (0.91)%
June 1, 2004 to May 31, 2005 .......................        3.30%         1.12%      (0.22)%      0.90%         6.19%
July 1, 2003 to May 31, 2004 3 .....................        3.07%         1.16%      (0.26)%      0.90%        (0.09)%
July 1, 2002 to June 30, 2003 ......................        3.78%         1.61%      (0.63)%      0.97% 10     10.95%

Class B
June 1, 2007 to November 30, 2007 (Unaudited) ......        3.88%         1.75%      (0.10)%      1.65%         4.13%
June 1, 2006 to May 31, 2007 .......................        3.77%         1.74% 5    (0.09)%      1.65% 5       5.41%
June 1, 2005 to May 31, 2006 .......................        3.13%         1.78% 5    (0.13)%      1.65% 5      (1.65)%
June 1, 2004 to May 31, 2005 .......................        2.57%         1.86%      (0.21)%      1.65%         5.39%
July 1, 2003 to May 31, 2004 3 .....................        2.19%         1.91%      (0.26)%      1.65%        (0.79)%
July 1, 2002 to June 30, 2003 ......................        2.81%         2.31%      (0.60)%      1.71% 10      9.85%

Class C
June 1, 2007 to November 30, 2007 (Unaudited) ......        3.88%         1.75%      (0.10)%      1.65%         4.23%
June 1, 2006 to May 31, 2007 .......................        3.77%         1.74% 5    (0.09)%      1.65% 5       5.42%
June 1, 2005 to May 31, 2006 .......................        3.14%         1.78% 5    (0.13)%      1.65% 5      (1.75)%
June 1, 2004 to May 31, 2005 .......................        2.57%         1.87%      (0.22)%      1.65%         5.52%
July 1, 2003 to May 31, 2004 3 .....................        2.20%         1.91%      (0.26)%      1.65%        (0.79)%
July 1, 2002 to June 30, 2003 ......................        2.88%         2.32%      (0.61)%      1.71% 10      9.78%

Class Z
June 1, 2007 to November 30, 2007 (Unaudited) ......        4.58%         1.16%      (0.21)%      0.95%         4.54%
June 1, 2006 to May 31, 2007 .......................        4.44%         1.15% 5    (0.20)%      0.95% 5       6.17%
June 1, 2005 to May 31, 2006 .......................        3.74%         1.19% 5    (0.24)%      0.95% 5      (1.03)%
April 8, 20054 to May 31, 2005 .....................        3.42%         1.23%      (0.28)%      0.95%         2.31%

Administrator Class
June 1, 2007 to November 30, 2007 (Unaudited) ......        4.82%         0.82%      (0.12)%      0.70%         4.67%
June 1, 2006 to May 31, 2007 .......................        4.71%         0.81% 5    (0.11)%      0.70% 5       6.44%
June 1, 2005 to May 31, 2006 .......................        4.12%         0.85% 5    (0.15)%      0.70% 5      (0.78)%
June 1, 2004 to May 31, 2005 .......................        3.58%         0.94%      (0.24)%      0.70%         6.53%
July 1, 2003 to May 31, 2004 3 .....................        3.25%         0.99%      (0.29)%      0.70%         0.20%
July 1, 2002 to June 30, 2003 ......................        4.56%         1.19%      (0.59)%      0.60% 10     11.01%

Institutional Class
June 1, 2007 to November 30, 2007 (Unaudited) ......        5.10%         0.55%      (0.13)%      0.42%         4.90%
June 1, 2006 to May 31, 2007 .......................        5.00%         0.54% 5    (0.12)%      0.42% 5       6.65%
June 1, 2005 to May 31, 2006 .......................        4.43%         0.58% 5    (0.16)%      0.42% 5      (0.42)%
June 1, 2004 to May 31, 2005 .......................        3.87%         0.68%      (0.26)%      0.42%         6.74%
July 1, 2003 to May 31, 2004 3 .....................        3.49%         0.74%      (0.32)%      0.42%         0.38%
July 1, 2002 to June 30, 2003 ......................        4.66%         0.99%      (0.57)%      0.42% 10     11.05%

ULTRA-SHORT DURATION BOND FUND
----------------------------------------------------------------------------------------------------------------------
Class A
June 1, 2007 to November 30, 2007 (Unaudited) ......        5.08%         1.41%      (0.63)%      0.78%         0.49%
June 1, 2006 to May 31, 2007 .......................        4.83%         1.34%      (0.54)%      0.80%         5.01%
June 1, 2005 to May 31, 2006 .......................        3.93%         1.51%      (0.71)%      0.80%         3.64%
November 1, 2004 to May 31, 2005 20 ................        2.54%         1.36%      (0.31)%      1.05%         1.05%
November 1, 2003 to October 31, 2004 ...............        1.71%         1.32%      (0.20)%      1.12%         1.35%
November 1, 2002 to October 31, 2003 ...............        1.76%         1.25%      (0.12)%      1.13%         2.45%

Class B
June 1, 2007 to November 30, 2007 (Unaudited) ......        4.35%         2.15%      (0.62)%      1.53%         0.11%
June 1, 2006 to May 31, 2007 .......................        4.07%         2.09%      (0.54)%      1.55%         4.34%
June 1, 2005 to May 31, 2006 .......................        3.16%         2.26%      (0.71)%      1.55%         2.76%
November 1, 2004 to May 31, 2005 20 ................        1.70%         2.07%      (0.18)%      1.89%         0.66%
November 1, 2003 to October 31, 2004 ...............        0.83%         2.11%      (0.12)%      1.99%         0.37%
November 1, 2002 to October 31, 2003 ...............        0.93%         2.05%      (0.05)%      2.00%         1.56%

                                                       Portfolio    Net Assets at
                                                        Turnover    End of Period
                                                        Rate 11    (000's omitted)
----------------------------------------------------------------------------------
TOTAL RETURN BOND FUND
----------------------------------------------------------------------------------
Class A
June 1, 2007 to November 30, 2007 (Unaudited) ......     263% 22        $   61,959
June 1, 2006 to May 31, 2007 .......................     665% 18        $   62,004
June 1, 2005 to May 31, 2006 .......................     704% 16        $   69,066
June 1, 2004 to May 31, 2005 .......................     767%           $   84,188
July 1, 2003 to May 31, 2004 3 .....................     918%           $   45,670
July 1, 2002 to June 30, 2003 ......................     544%           $    2,691

Class B
June 1, 2007 to November 30, 2007 (Unaudited) ......     263% 22        $   15,208
June 1, 2006 to May 31, 2007 .......................     665% 18        $   16,827
June 1, 2005 to May 31, 2006 .......................     704% 16        $   21,356
June 1, 2004 to May 31, 2005 .......................     767%           $   27,681
July 1, 2003 to May 31, 2004 3 .....................     918%           $    8,031
July 1, 2002 to June 30, 2003 ......................     544%           $    3,868

Class C
June 1, 2007 to November 30, 2007 (Unaudited) ......     263% 22        $    5,923
June 1, 2006 to May 31, 2007 .......................     665% 18        $    6,313
June 1, 2005 to May 31, 2006 .......................     704% 16        $    7,827
June 1, 2004 to May 31, 2005 .......................     767%           $    9,823
July 1, 2003 to May 31, 2004 3 .....................     918%           $    6,248
July 1, 2002 to June 30, 2003 ......................     544%           $    4,425

Class Z
June 1, 2007 to November 30, 2007 (Unaudited) ......     263% 22        $    3,745
June 1, 2006 to May 31, 2007 .......................     665% 18        $    4,289
June 1, 2005 to May 31, 2006 .......................     704% 16        $    6,578
April 8, 20054 to May 31, 2005 .....................     767%           $   29,204

Administrator Class
June 1, 2007 to November 30, 2007 (Unaudited) ......     263% 22        $  961,161
June 1, 2006 to May 31, 2007 .......................     665% 18        $  925,385
June 1, 2005 to May 31, 2006 .......................     704% 16        $  783,354
June 1, 2004 to May 31, 2005 .......................     767%           $  720,935
July 1, 2003 to May 31, 2004 3 .....................     918%           $  202,187
July 1, 2002 to June 30, 2003 ......................     544%           $   91,244

Institutional Class
June 1, 2007 to November 30, 2007 (Unaudited) ......     263% 22        $  486,365
June 1, 2006 to May 31, 2007 .......................     665% 18        $  459,619
June 1, 2005 to May 31, 2006 .......................     704% 16        $  341,620
June 1, 2004 to May 31, 2005 .......................     767%           $  248,414
July 1, 2003 to May 31, 2004 3 .....................     918%           $   50,699
July 1, 2002 to June 30, 2003 ......................     544%           $   51,022

ULTRA-SHORT DURATION BOND FUND
----------------------------------------------------------------------------------
Class A
June 1, 2007 to November 30, 2007 (Unaudited) ......      22%           $   12,699
June 1, 2006 to May 31, 2007 .......................      27%           $   12,822
June 1, 2005 to May 31, 2006 .......................      23%           $   12,747
November 1, 2004 to May 31, 2005 20 ................       9%           $   14,948
November 1, 2003 to October 31, 2004 ...............      28%           $   18,865
November 1, 2002 to October 31, 2003 ...............      90%           $   31,490

Class B
June 1, 2007 to November 30, 2007 (Unaudited) ......      22%           $    3,444
June 1, 2006 to May 31, 2007 .......................      27%           $    4,208
June 1, 2005 to May 31, 2006 .......................      23%           $    6,015
November 1, 2004 to May 31, 2005 20 ................       9%           $    8,562
November 1, 2003 to October 31, 2004 ...............      28%           $   10,249
November 1, 2002 to October 31, 2003 ...............      90%           $   13,820

96 Wells Fargo Advantage Income Funds                       Financial Highlights


                                                   Beginning                     Net Realized     Distributions
                                                   Net Asset         Net        and Unrealized      from Net       Distributions
                                                   Value Per     Investment       Gain (Loss)      Investment        from Net
                                                     Share      Income (Loss)   on Investments       Income       Realized Gains
--------------------------------------------------------------------------------------------------------------------------------
ULTRA-SHORT DURATION BOND FUND (continued)
--------------------------------------------------------------------------------------------------------------------------------
Class C
June 1, 2007 to November 30, 2007 (Unaudited) ..     $  9.55       0.21             (0.19)           (0.21)            0.00
June 1, 2006 to May 31, 2007 ...................     $  9.56       0.39              0.01            (0.41)            0.00
June 1, 2005 to May 31, 2006 ...................     $  9.64       0.30 8           (0.04)           (0.34)            0.00
November 1, 2004 to May 31, 2005 2 0 ...........     $  9.70       0.09             (0.03)           (0.12)            0.00
November 1, 2003 to October 31, 2004 ...........     $  9.83       0.06             (0.02)           (0.17)            0.00
November 1, 2002 to October 31, 2003 ...........     $  9.90       0.10              0.05            (0.22)            0.00

Class Z
June 1, 2007 to November 30, 2007 (Unaudited) ..     $  9.52       0.23             (0.19)           (0.24)            0.00
June 1, 2006 to May 31, 2007 ...................     $  9.53       0.45              0.01            (0.47)            0.00
June 1, 2005 to May 31, 2006 ...................     $  9.61       0.37 8           (0.05)           (0.40)            0.00
November 1, 2004 to May 31, 2005 2 0 ...........     $  9.67       0.14             (0.03)           (0.17)            0.00
November 1, 2003 to October 31, 2004 ...........     $  9.80       0.15             (0.03)           (0.25)            0.00
November 1, 2002 to October 31, 2003 ...........     $  9.86       0.18              0.08            (0.32)            0.00

--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

Financial Highlights                       Wells Fargo Advantage Income Funds 97


                                                                        Ending
                                                   Distributions in   Net Asset
                                                      Exceess of      Value Per
                                                    Realized Gains      Share
-------------------------------------------------------------------------------
ULTRA-SHORT DURATION BOND FUND (continued)
-------------------------------------------------------------------------------
Class C
June 1, 2007 to November 30, 2007 (Unaudited) ..         0.00           $  9.36
June 1, 2006 to May 31, 2007 ...................         0.00           $  9.55
June 1, 2005 to May 31, 2006 ...................         0.00           $  9.56
November 1, 2004 to May 31, 2005 2 0 ...........         0.00           $  9.64
November 1, 2003 to October 31, 2004 ...........         0.00           $  9.70
November 1, 2002 to October 31, 2003 ...........         0.00           $  9.83

Class Z
June 1, 2007 to November 30, 2007 (Unaudited) ..         0.00           $  9.32
June 1, 2006 to May 31, 2007 ...................         0.00           $  9.52
June 1, 2005 to May 31, 2006 ...................         0.00           $  9.53
November 1, 2004 to May 31, 2005 2 0 ...........         0.00           $  9.61
November 1, 2003 to October 31, 2004 ...........         0.00           $  9.67
November 1, 2002 to October 31, 2003 ...........         0.00           $  9.80

                                                        Ratio to Average Net Assets (Annualized) 1
                                                   ---------------------------------------------------
                                                    Net Investment      Gross    Expenses       Net
                                                    Income (Loss)     Expenses    Waived     Expenses
------------------------------------------------------------------------------------------------------
ULTRA-SHORT DURATION BOND FUND (continued)
------------------------------------------------------------------------------------------------------
Class C
June 1, 2007 to November 30, 2007 (Unaudited) ..         4.35%          2.15%     (0.62)%    1.53%
June 1, 2006 to May 31, 2007 ...................         4.08%          2.09%     (0.54)%    1.55%
June 1, 2005 to May 31, 2006 ...................         3.14%          2.26%     (0.71)%    1.55%
November 1, 2004 to May 31, 2005 2 0 ...........         1.72%          2.14%     (0.24)%    1.90%
November 1, 2003 to October 31, 2004 ...........         0.84%          2.10%     (0.11)%    1.99%
November 1, 2002 to October 31, 2003 ...........         0.87%          2.04%     (0.04)%    2.00%

Class Z
June 1, 2007 to November 30, 2007 (Unaudited) ..         5.04%          1.56%     (0.74)%    0.82%
June 1, 2006 to May 31, 2007 ...................         4.78%          1.51%     (0.67)%    0.84%
June 1, 2005 to May 31, 2006 ...................         3.82%          1.68%     (0.79)%    0.89% 15
November 1, 2004 to May 31, 2005 2 0 ...........         2.59%          1.15%     (0.16)%    0.99%
November 1, 2003 to October 31, 2004 ...........         1.69%          1.16%     (0.04)%    1.12%
November 1, 2002 to October 31, 2003 ...........         1.87%          1.08%     (0.01)%    1.07%

                                                                Portfolio    Net Assets at
                                                      Total      Turnover    End of Period
                                                    Return 2     Rate 11    (000's omitted)
-------------------------------------------------------------------------------------------
ULTRA-SHORT DURATION BOND FUND (continued)
-------------------------------------------------------------------------------------------
Class C
June 1, 2007 to November 30, 2007 (Unaudited) ..      0.22%        22%            $   2,466
June 1, 2006 to May 31, 2007 ...................      4.23%        27%            $   2,734
June 1, 2005 to May 31, 2006 ...................      2.76%        23%            $   3,551
November 1, 2004 to May 31, 2005 2 0 ...........      0.67%         9%            $   6,473
November 1, 2003 to October 31, 2004 ...........      0.37%        28%            $  10,034
November 1, 2002 to October 31, 2003 ...........      1.56%        90%            $  16,138

Class Z
June 1, 2007 to November 30, 2007 (Unaudited) ..      0.46%        22%            $   6,740
June 1, 2006 to May 31, 2007 ...................      4.97%        27%            $   7,319
June 1, 2005 to May 31, 2006 ...................      3.45%        23%            $   9,261
November 1, 2004 to May 31, 2005 2 0 ...........      1.18%         9%            $  12,961
November 1, 2003 to October 31, 2004 ...........      1.25%        28%            $  15,898
November 1, 2002 to October 31, 2003 ...........      2.62%        90%            $  27,021

98 Wells Fargo Advantage Income Funds  Notes to Financial Statements (Unaudited)


1. ORGANIZATION

Wells Fargo Funds Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open end management investment company. The Trust commenced operations on November 8, 1999, and at November 30, 2007, was comprised of 113 separate series (each, a "Fund", collectively, the "Funds"). These financial statements present the Diversified Bond Fund, High Yield Bond Fund, Income Plus Fund, Inflation-Protected Bond Fund, Intermediate Government Income Fund, Short Duration Government Bond Fund, Stable Income Fund, Strategic Income Fund, Total Return Bond Fund, and Ultra-Short Duration Bond Fund.

The separate classes of shares offered by each Fund differ principally in applicable sales charges, distribution, shareholder servicing and administration fees. Shareholders of each class bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of a Fund and earn income from the portfolio, pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains and losses are allocated to each class pro rata based upon the net assets of each class on the date realized. No class has preferential dividend rights. Differences in per share dividend rates generally result from the relative weightings of pro rata income and realized gain allocations and from differences in separate class expenses, including distribution, shareholding servicing, and administration fees.

The Diversified Bond Fund, Inflation-Protected Bond Fund, Stable Income Fund and Total Return Bond Fund each seek to achieve their investment objective by investing all investable assets in one or more separate diversified portfolios (each, a "Master Portfolio", collectively, the "Master Portfolios") of Wells Fargo Master Trust, a registered open-end management investment company. Each Master Portfolio directly acquires portfolio securities, and a Fund investing in a Master Portfolio acquires an indirect interest in those securities. Each Fund accounts for its investment in the Master Portfolios as partnership investments and records daily its share of the Master Portfolio's income, expenses, and realized and unrealized gains and losses. The financial statements of the Master Portfolios are in this report and should be read in conjunction with each Fund's financial statements. The ownership percentages of each Master Portfolio by Diversified Bond Fund, Inflation-Protected Bond Fund, Stable Income Fund and Total Return Bond Fund are as follows:

-----------------------------------------------------------------------------------------------------
                                       DIVERSIFIED   INFLATION-PROTECTED      STABLE     TOTAL RETURN
                                        BOND FUND         BOND FUND        INCOME FUND    BOND FUND
-----------------------------------------------------------------------------------------------------
INFLATION-PROTECTED BOND PORTFOLIO          3%               26%                NA            NA
-----------------------------------------------------------------------------------------------------
MANAGED FIXED INCOME PORTFOLIO              5%               NA                 NA            NA
-----------------------------------------------------------------------------------------------------
STABLE INCOME PORTFOLIO                    NA                NA                 61%           NA
-----------------------------------------------------------------------------------------------------
TOTAL RETURN BOND PORTFOLIO                 1%               NA                 NA            79%
-----------------------------------------------------------------------------------------------------

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Trust, are in conformity with accounting principles generally accepted in the United States of America ("GAAP") for investment companies.

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

SECURITIES VALUATION

Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price. Securities listed on The NASDAQ Stock Market, Inc. ("NASDAQ") are valued at the NASDAQ Official Closing Price ("NOCP"), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on NASDAQ, the bid price will be used. In the absence of any sale of securities listed on the NASDAQ, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the price will be deemed "stale" and the valuations will be determined in accordance with

Notes to Financial Statements (Unaudited)  Wells Fargo Advantage Income Funds 99


the Funds' Fair Valuation Procedures. Investments in the Underlying Funds are valued at the closing net asset value per share of each Underlying Fund on the valuation date.

Certain fixed income securities with maturities exceeding 60 days are valued by using a pricing service approved by the Trust's Board of Trustees. The service uses market prices as quoted by an independent pricing service or by dealers in these securities when, in the service's judgment, these prices are readily available and are representative of the securities' market values. For some securities, such prices are not readily available. These securities will generally be fair valued using methods which may include consideration of yields or prices of securities of comparable quality, coupon rate, maturity and type of issue; indications as to values from dealers in securities, trading characteristics and general market conditions.

Debt securities maturing in 60 days or less generally are valued at amortized cost. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value.

Investments in the Master Portfolios are valued daily based upon each Fund's proportionate share of each Master Portfolio's net assets, which are also valued daily. Securities held in the Master Portfolios are valued as discussed in the Notes to Financial Statements of the Master Portfolios, which are included elsewhere in this report.

Investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the interest method.

Debt obligations may be placed on non-accrual status and related investment income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of income has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Dividend income is recognized on the ex dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Fund is informed of the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

FOREIGN CURRENCY TRANSLATION

The accounting records are maintained in U.S. dollars. Assets, including investment securities, and liabilities denominated in foreign currencies are translated into U.S. dollars at the prevailing rates of exchange at the date of valuation. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities, at fiscal period-end, resulting from changes in exchange rates.

The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities at fiscal period-end are not separately presented. Such changes are recorded with net realized and unrealized gain from investments. Gains and losses from certain foreign currency transactions are treated as ordinary income for U.S. federal income tax purposes.

DISTRIBUTIONS TO SHAREHOLDERS

Net investment income, if any, is declared and distributed to shareholders monthly, with the exception of the High Yield Bond, Inflation-Protected Bond, Short Duration Government Bond, Strategic Income, Total Return Bond and Ultra-Short Duration Bond Funds, for which net investment income, if any, is declared daily and distributed monthly. Distributions to shareholders from net realized capital gains, if any, are declared and distributed at least annually.

100 Wells Fargo Advantage Income Funds Notes to Financial Statements (Unaudited)


For federal income tax purposes, a Fund may designate as capital gains distributions the earnings and profits distributed to shareholders on the redemption of fund shares during the year.

Distributions are based on amounts calculated in accordance with the applicable federal income tax regulations, which may differ from GAAP. The timing and character of distributions made during the period from net investment income or net realized gains may also differ from their ultimate characterization for federal income tax purposes. To the extent that these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment. Temporary differences do not require reclassifications.

FEDERAL INCOME TAXES

Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund of the Trust to continue to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code (the "Code"), and to make distributions of substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required at November 30, 2007.

At May 31, 2007, net capital loss carryforwards, which are available to offset future net realized capital gains, were:

--------------------------------------------------------------------------------
                                                                   Capital Loss
FUND                                            Expiration Year   Carryforwards
--------------------------------------------------------------------------------
HIGH YIELD BOND FUND                                  2014        $     869,486
                                                      2015              266,574
--------------------------------------------------------------------------------
INCOME PLUS FUND                                      2008              972,513
                                                      2009            4,178,571
                                                      2010            1,602,869
                                                      2011              484,626
                                                      2013              210,712
                                                      2014               73,948
                                                      2015              836,943
--------------------------------------------------------------------------------
INFLATION-PROTECTED BOND FUND                         2015            2,705,798
--------------------------------------------------------------------------------
INTERMEDIATE GOVERNMENT INCOME FUND                   2008           17,842,488
                                                      2012            8,757,525
                                                      2013            4,919,342
                                                      2014            8,423,067
                                                      2015            5,950,495
--------------------------------------------------------------------------------
SHORT DURATION GOVERNMENT BOND FUND                   2008              471,758
                                                      2012            3,043,490
                                                      2013            3,149,457
                                                      2014            7,300,815
                                                      2015            6,050,378
--------------------------------------------------------------------------------
STABLE INCOME FUND                                    2008              185,398
                                                      2009               88,159
                                                      2011              623,902
                                                      2012              688,353
                                                      2013              327,692
                                                      2014            1,232,465
                                                      2015              394,152
--------------------------------------------------------------------------------
TOTAL RETURN BOND FUND                                2008            1,017,826
                                                      2012            1,476,555
                                                      2013            1,289,153
                                                      2014            2,756,169
                                                      2015           17,306,258
--------------------------------------------------------------------------------

Notes to Financial Statements (Unaudited) Wells Fargo Advantage Income Funds 101


--------------------------------------------------------------------------------
                                                                   Capital Loss
FUND                                            Expiration Year   Carryforwards
--------------------------------------------------------------------------------
ULTRA-SHORT DURATION BOND FUND                        2008              240,514
                                                      2010            3,205,247
                                                      2011            1,042,242
                                                      2012              203,609
                                                      2014               73,332
                                                      2015               83,461
--------------------------------------------------------------------------------

The capital loss carryforwards may include capital losses acquired from a merger as discussed in Note 1. The yearly utilization of any acquired capital loss is limited by the Code.

At May 31, 2007, current year deferred post-October capital losses, which will be treated as realized for tax purposes on the first day of the succeeding year, were:

--------------------------------------------------------------------------------
                                                          Deferred Post-October
FUND                                                           Capital Loss
--------------------------------------------------------------------------------
INCOME PLUS FUND                                          $              24,509
--------------------------------------------------------------------------------
INFLATION-PROTECTED BOND FUND                                           973,406
--------------------------------------------------------------------------------
INTERMEDIATE GOVERNMENT INCOME FUND                                   3,335,955
--------------------------------------------------------------------------------
SHORT DURATION GOVERNMENT BOND FUND                                     167,710
--------------------------------------------------------------------------------
STABLE INCOME FUND                                                      145,436
--------------------------------------------------------------------------------
TOTAL RETURN BOND FUND                                                  812,586
--------------------------------------------------------------------------------

FORWARD FOREIGN CURRENCY CONTRACTS

The Funds may enter into forward foreign currency contracts to protect against a possible loss resulting from an adverse change in the relationship between foreign currencies and the U.S. dollar, or between foreign currencies. A forward contract is an agreement between two counterparties for future delivery or receipt of currency at a specified price. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movements in currency values. Realized gains or losses are recognized when the transaction is completed. Contracts, which have been offset but have not reached their settlement date, are included in unrealized gains and losses.

As of November 30, 2007, there were no forward contracts in the Funds.

FUTURES CONTRACTS

The Funds may purchase futures contracts to gain exposure to market changes, which may be more efficient or cost effective than actually buying the securities. A futures contract is an agreement between parties to buy or sell a security at a set price on a future date. Upon entering into such a contract, a Fund is required to pledge to the broker an amount of cash, U.S. Government obligations or other high-quality debt securities equal to the minimum "initial margin" requirements of the exchange on which the futures contract is traded. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Pursuant to regulations and/or published positions of the Securities and Exchange Commission (the "SEC") for long futures positions, the Fund is required to segregate highly liquid securities as permitted by the SEC in connection with futures transactions in an amount generally equal to the entire value of the underlying contracts. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contract may not correlate with changes in the value of the underlying securities. At November 30, 2007, the following Funds held futures contracts:

--------------------------------------------------------------------------------------------------------
                                                                               Notional   Net Unrealized
                                                                               Contract    Appreciation/
FUND                              Contracts       Type       Expiration Date    Amount    (Depreciation)
--------------------------------------------------------------------------------------------------------
ULTRA-SHORT DURATION BOND FUND     1 Short    US 5 YR Note      March 2008      110,072              (40)
                                    8 Long     US 2YR Note      March 2008      840,078              362
--------------------------------------------------------------------------------------------------------

102 Wells Fargo Advantage Income Funds Notes to Financial Statements (Unaudited)


MORTGAGE DOLLAR ROLL TRANSACTIONS

The Funds may engage in mortgage dollar roll transactions with respect to mortgage-backed securities issued by GNMA, FNMA and FHLMC. In a mortgage dollar roll transaction, a Fund sells a mortgage-backed security to a financial institution, such as a bank or broker-dealer and simultaneously agrees to repurchase a substantially similar security from the institution at a later date at an agreed upon price. The mortgage-backed securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories. During the roll period, a Fund foregoes principal and interest paid on the securities. A Fund is compensated by the difference between the current sales price and the forward price for the future purchase as well as by the earnings on the cash proceeds of the initial sale. Mortgage dollar rolls may be renewed without physical delivery of the securities subject to the contract. The Funds account for dollar roll transactions as purchases and sales.

REPURCHASE AGREEMENTS

The Funds may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other funds advised by Wells Fargo Funds Management, LLC. The repurchase agreements must be fully collateralized based on values that are marked to market daily. The collateral may be held by an agent bank under a tri party agreement. It is the custodian's responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements are collateralized by instruments such as U.S. Treasury, federal agency, or high-grade corporate obligations. There could be potential loss to a Fund in the event that such Fund is delayed or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the underlying obligations during the period in which a Fund seeks to assert its rights.

SECURITY LOANS

The Funds may loan securities in return for securities, irrevocable letters of credit or cash collateral, which is invested in various short-term fixed income securities. A Fund may receive compensation for lending securities in the form of fees or by retaining a portion of interest on the investment securities or cash received as collateral. A Fund also continues to receive interest or dividends on the securities loaned. Security loans are secured at all times by collateral. The collateral is equal to at least 102% of the market value of the securities loaned plus accrued interest when the transaction is entered into. The collateral supporting loans of domestic and foreign equity securities and corporate bonds is remarked daily while collateral supporting loans of U.S. Government securities is remarked backed to 102% only if the given collateral falls below 100% of the market value of securities loaned plus any accrual interest. Gain or loss in the market price of the securities loaned that may occur during the term of the loan are reflected in the value of the Fund. The risks from securities lending are that the borrower may not provide additional collateral when required or return the securities when due or when called for by the Fund. Wells Fargo Bank, N.A., the Funds' custodian, acts as the securities lending agent for the Funds and receives for its services 25% of the revenues earned on the securities lending activities (reduced from 30% effective September 1, 2007) and incurs all expenses. The value of the securities on loan and the value of the related collateral at May 31, 2007, are shown on the Statements of Assets and Liabilities.

SWAP CONTRACTS

The Funds may enter into various hedging transactions, such as interest rate swaps to preserve a return or spread on a particular investment or portion of its portfolio, to create synthetic adjustable-rate mortgage securities or for other purposes. Swaps involve the exchange of commitments to make or receive payments, e.g., an exchange of floating-rate payments for fixed rate payments. The Funds record as an increase or decrease to realized gain/loss, the amount due or owed by the Funds at termination or settlement. Swaps are valued based on prices quoted by independent brokers. These valuations represent the net present value of all future cash settlement amounts based on implied forward interest rates or index values.

As of November 30, 2007, the following Funds had open swap contracts:

--------------------------------------------------------------------------------------------------------------
                        Swap           Notional    Interest Rate/   Interest Rate/   Maturity   Net Unrealized
Fund                Counter Party     Principal    Index Received     Index Paid       Date      Gain/(Loss)
--------------------------------------------------------------------------------------------------------------
HIGH YIELD BOND    Lehman Brothers   $ 1,000,000    USD Libor BBA       0.90%        03/20/12      $ 21,323
                   Special Finance
--------------------------------------------------------------------------------------------------------------

Notes to Financial Statements (Unaudited)

                                          Wells Fargo Advantage Income Funds 103


WHEN-ISSUED TRANSACTIONS

Each Fund may purchase securities on a forward commitment or 'when-issued' basis. A Fund records a when-issued transaction on the trade date and will segregate with the custodian qualifying assets having a value sufficient to make payment for the securities purchased. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

3. EXPENSES

ADVISORY FEES

The Trust has entered into an advisory contract with Wells Fargo Funds Management, LLC ("Funds Management"). Funds Management is responsible for implementing investment policies and guidelines and for supervising the sub-adviser, who is responsible for day-to-day portfolio management.

Pursuant to the contract, Funds Management is entitled to receive an advisory fee for its services as adviser. Funds Management may retain the services of certain investment sub-advisers to provide daily portfolio management. The fees related to sub-advisory services are borne directly by the adviser and do not increase the overall fees paid by a Fund to the adviser. Funds Management and the investment sub-adviser(s) are entitled to be paid a monthly fee at the following annual rates:

-----------------------------------------------------------------------------------------------------------------------------
                                                              Advisory                                           Subadvisory
                                                             Fees (% of                                          Fees (% of
                                         Average Daily     Average Daily                     Average Daily      Average Daily
FUND                                      Net Assets        Net Assets)      Subadviser        Net Assets        Net Assets)
-----------------------------------------------------------------------------------------------------------------------------
HIGH YIELD BOND FUND                  First $500 million       0.550       Wells Capital   First $100 million       0.350
                                       Next $500 million       0.500         Management     Next $200 million       0.300
                                         Next $2 billion       0.450        Incorporated    Next $200 million       0.250
                                         Next $2 billion       0.425                        Over $500 million       0.200
                                         Over $5 billion       0.400
-----------------------------------------------------------------------------------------------------------------------------
INCOME PLUS FUND                      First $500 million       0.550       Wells Capital   First $100 million       0.200
                                       Next $500 million       0.500         Management     Next $200 million       0.175
                                         Next $2 billion       0.450        Incorporated    Next $200 million       0.150
                                         Next $2 billion       0.425                        Over $500 million       0.100
                                         Over $5 billion       0.400
-----------------------------------------------------------------------------------------------------------------------------
INTERMEDIATE GOVERNMENT INCOME FUND   First $500 million       0.450       Wells Capital   First $100 million       0.200
                                       Next $500 million       0.400         Management     Next $200 million       0.175
                                         Next $2 billion       0.350        Incorporated    Next $200 million       0.150
                                         Next $2 billion       0.325                        Over $500 million       0.100
                                         Over $5 billion       0.300
-----------------------------------------------------------------------------------------------------------------------------
SHORT DURATION GOVERNMENT BOND FUND   First $500 million       0.450       Wells Capital   First $100 million       0.150
                                       Next $500 million       0.400         Management     Next $200 million       0.100
                                         Next $2 billion       0.350        Incorporated    Over $300 million       0.050
                                         Next $2 billion       0.325
                                         Over $5 billion       0.300
-----------------------------------------------------------------------------------------------------------------------------
STRATEGIC INCOME FUND                 First $500 million       0.550       Wells Capital   First $100 million       0.350
                                       Next $500 million       0.500         Management     Next $200 million       0.300
                                         Next $2 billion       0.450        Incorporated    Next $200 million       0.250
                                         Next $2 billion       0.425                        Over $500 million       0.200
                                         Over $5 billion       0.400
-----------------------------------------------------------------------------------------------------------------------------
ULTRA-SHORT DURATION BOND FUND        First $500 million       0.450       Wells Capital   First $100 million       0.150
                                       Next $500 million       0.400         Management     Next $200 million       0.100
                                         Next $2 billion       0.350        Incorporated    Over $300 million       0.050
                                         Next $2 billion       0.325
                                         Over $5 billion       0.300
-----------------------------------------------------------------------------------------------------------------------------

104 Wells Fargo Advantage Income Funds

                                       Notes to Financial Statements (Unaudited)


For each Fund that is invested in multiple Master Portfolios, Funds Management is entitled to receive an investment advisory fee of 0.25% of each Fund's average daily net assets for providing advisory services, including the determination of the asset allocations of each Fund's investments in the various Master Portfolios.

For each Fund that invests all of its assets in a single Master Portfolio, Funds Management does not currently receive investment advisory fees. Funds Management acts as adviser to the Master Portfolios, and is entitled to receive fees from the Master Portfolios for those services.

Each Fund that invests its assets in one or more of the Master Portfolios may withdraw its investments from its corresponding Master Portfolio(s) at any time if the Board of Trustees determines that it is in the best interest of the Fund to do so. Upon such redemption and subsequent direct investment in a portfolio of securities, Funds Management (and the corresponding sub-adviser, if any) may receive an investment advisory fee for the direct management of those assets.

ADMINISTRATION AND TRANSFER AGENT FEES

The Trust has entered into an Administration Agreement with Funds Management. Under this Agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive the following annual fees:

--------------------------------------------------------------------------------
                                                            Administration Fees
                                         Average Daily         (% of Average
                                          Net Assets         Daily Net Assets)
--------------------------------------------------------------------------------
Fund level                             First $5 billion             0.05
                                        Next $5 billion             0.04
                                       Over $10 billion             0.03
--------------------------------------------------------------------------------
Class A                                All asset levels             0.28
--------------------------------------------------------------------------------
Class B                                All asset levels             0.28
--------------------------------------------------------------------------------
Class C                                All asset levels             0.28
--------------------------------------------------------------------------------
Class Z                                All asset levels             0.45
--------------------------------------------------------------------------------
Administrator Class                    All asset levels             0.10
--------------------------------------------------------------------------------
Institutional Class                    All asset levels             0.08
--------------------------------------------------------------------------------

The Trust has entered into an agreement with Boston Financial Data Services ("BFDS") as the transfer agent for the Trust. BFDS is entitled to receive fees from the administrator for its services as transfer agent.

CUSTODY FEES

The Trust has entered into a contract with Wells Fargo Bank, N.A. ("WFB"), whereby WFB is responsible for providing custody services. Pursuant to the contract, WFB is entitled to a monthly fee for custody services at the following annual rates:

--------------------------------------------------------------------------------
                                                                  % of Average
                                                                Daily Net Assets
--------------------------------------------------------------------------------
All Income Funds                                                      0.02
--------------------------------------------------------------------------------

WFB does not receive a custodial fee for any Fund that invests its assets solely in one or more Master Portfolios or other investment companies.

SHAREHOLDER SERVICING FEES

The Trust has entered into contracts with one or more shareholder servicing agents, whereby each Fund is charged the following annual fees:

--------------------------------------------------------------------------------
                                                                  % of Average
SHARE CLASS                                                     Daily Net Assets
--------------------------------------------------------------------------------
Class A, Class B, Class C, Class Z, Administrator Class               0.25
--------------------------------------------------------------------------------

Notes to Financial Statements (Unaudited)

                                          Wells Fargo Advantage Income Funds 105


For the period ended November 30, 2007, shareholder servicing fees paid were as follow s:

--------------------------------------------------------------------------------------------------------------------
                                                                                      Administrator   Institutional
FUND                                   Class A     Class B    Class C     Class Z        Class           Class
--------------------------------------------------------------------------------------------------------------------
DIVERSIFIED BOND FUND                       NA          NA         NA          NA      $   89,692           NA
--------------------------------------------------------------------------------------------------------------------
HIGH YIELD BOND FUND                   $85,483     $19,328    $13,597          NA              NA           NA
--------------------------------------------------------------------------------------------------------------------
INCOME PLUS FUND                        49,217      12,290      5,918          NA              NA           NA
--------------------------------------------------------------------------------------------------------------------
INFLATION-PROTECTED BOND FUND           23,345       9,008      8,875          NA          13,225           NA
--------------------------------------------------------------------------------------------------------------------
INTERMEDIATE GOVERNMENT INCOME FUND     41,429      16,410      9,119          NA         299,312           NA
--------------------------------------------------------------------------------------------------------------------
SHORT DURATION GOVERNMENT BOND FUND     96,310      13,315     10,281          NA         341,088          $ 0
--------------------------------------------------------------------------------------------------------------------
STABLE INCOME FUND                      59,883       4,428      4,979          NA         396,294           NA
--------------------------------------------------------------------------------------------------------------------
STRATEGIC INCOME FUND                   41,870      12,335      5,884          NA              NA           NA
--------------------------------------------------------------------------------------------------------------------
TOTAL RETURN BOND FUND                  76,859      19,886      7,664      $4,924       1,232,611            0
--------------------------------------------------------------------------------------------------------------------
ULTRA-SHORT DURATION BOND FUND          16,686       4,892      3,270       9,144              NA           NA
--------------------------------------------------------------------------------------------------------------------

DISTRIBUTION FEES

The Trust has adopted a Distribution Plan (the "Plan") for Class B and Class C shares of the applicable Funds pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to the Class B and Class C shares and paid to Wells Fargo Funds Distributor, LLC at an annual rate of 0.75% of average daily net assets.

For the period ended November 30, 2007, distribution fees paid are disclosed on the Statements of Operations.

OTHER FEES AND EXPENSES

PFPC, Inc. ("PFPC") serves as fund accountant for the Trust and is entitled to receive an annual asset-based fee, and an annual fixed fee from each Fund. PFPC is also entitled to be reimbursed for all out-of-pocket expenses reasonably incurred in providing these services.

Each Fund also bears its share of other fees and expenses incurred in the normal course of business, including but not limited to: professional fees, registration fees, shareholder reporting costs, and Trustees fees and expenses. The Trust compensates its Trustees for their services, plus travel and other expenses incurred in attending Board meetings.

WAIVED FEES AND REIMBURSED EXPENSES

All amounts shown as waived fees or reimbursed expenses in the Statements of Operations, for the period ended November 30, 2007, were waived by Funds Management proportionately from all classes, first from advisory fees, and then from any Class specific expenses, if applicable. Funds Management has contractually committed through September 30, 2008, to waive fees and/or reimburse expenses to the extent necessary to maintain a certain net operating expense ratio for the Funds. Net operating expense ratios in effect for the period ended November 30, 2007, were as follows:


--------------------------------------------------------------------------------------------------------------------------------
                                                                  Net Operating Expense Ratios
                                                                  ----------------------------
                                                                                                  Administrator   Institutional
Fund                                   Class A        Class B        Class C        Class Z           Class           Class
--------------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED BOND FUND                     NA             NA             NA              NA             0.70%             NA
--------------------------------------------------------------------------------------------------------------------------------
HIGH YIELD BOND FUND                    1.15%          1.90%          1.90%             NA               NA              NA
--------------------------------------------------------------------------------------------------------------------------------
INCOME PLUS FUND                        1.00%          1.75%          1.75%             NA               NA              NA
--------------------------------------------------------------------------------------------------------------------------------
INFLATION-PROTECTED BOND FUND           0.85%          1.60%          1.60%             NA             0.60%             NA
--------------------------------------------------------------------------------------------------------------------------------
INTERMEDIATE GOVERNMENT INCOME FUND     0.95%          1.70%          1.70%             NA             0.70%             NA
--------------------------------------------------------------------------------------------------------------------------------
SHORT DURATION GOVERNMENT BOND FUND     0.85%          1.60%          1.60%             NA             0.60%           0.42%
--------------------------------------------------------------------------------------------------------------------------------
STABLE INCOME FUND                      0.85%          1.60%          1.60%             NA             0.65%             NA
--------------------------------------------------------------------------------------------------------------------------------
STRATEGIC INCOME FUND                   1.10%          1.85%          1.85%             NA               NA              NA
--------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN BOND FUND                  0.90%          1.65%          1.65%           0.95%            0.70%           0.42%
--------------------------------------------------------------------------------------------------------------------------------
ULTRA-SHORT DURATION BOND FUND*         0.75%          1.50%          1.50%           0.79%              NA              NA
--------------------------------------------------------------------------------------------------------------------------------

* Effective October 1, 2007, the expense cap for Ultra-Short Duration Bond Fund - Class A changed from 0.80% to 0.75%, the blended expense cap as of November 30, 2007 is 0.78%; Class B changed from 1.55% to 1.50%, the blended expense cap as of November 30, 2007 is 1.53%; Class C changed from 1.55% to 1.50%, the blended expense cap as of November 30, 2007 is 1.53%; Class Z changed from 0.84% to 0.79%, the blended expense cap as of November 30, 2007 is 0.82%.

106 Wells Fargo Advantage Income Funds

                                       Notes to Financial Statements (Unaudited)


4. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, exclusive of short term securities (securities with maturities of one year or less at purchase date) and U.S. Government obligations for the period ended November 30, 2007, were as follows:

--------------------------------------------------------------------------------
FUND                                         Purchases at Cost   Sales Proceeds
--------------------------------------------------------------------------------
DIVERSIFIED BOND FUNDS**                       $   43,417,045    $   45,108,547
--------------------------------------------------------------------------------
HIGH YIELD BOND FUND                               13,661,451        22,974,083
--------------------------------------------------------------------------------
INCOME PLUS FUND                                   66,798,137        68,595,734
--------------------------------------------------------------------------------
INFLATION-PROTECTED BOND FUND**                     8,480,296        15,488,463
--------------------------------------------------------------------------------
INTERMEDIATE GOVERNMENT INCOME FUND                63,220,179        59,103,258
--------------------------------------------------------------------------------
SHORT DURATION GOVERNMENT BOND FUND               454,074,437       447,254,495
--------------------------------------------------------------------------------
STABLE INCOME FUND**                               60,258,976        62,308,038
--------------------------------------------------------------------------------
STRATEGIC INCOME FUND                              14,241,410        13,266,171
--------------------------------------------------------------------------------
TOTAL RETURN BOND FUND**                        4,356,379,373     4,221,103,495
--------------------------------------------------------------------------------
ULTRA-SHORT DURATION BOND FUND                      6,143,245         5,422,896
--------------------------------------------------------------------------------

** These Funds seek to achieve their investment objective by investing some or all of their investable assets in one or more Master Portfolios. Purchases and sales related to these investments have been calculated by aggregating the results of multiplying such Fund's ownership percentage of the respective Master Portfolio by the corresponding Master Portfolio's purchases and sales.

5. BANK BORROWINGS

Wells Fargo Funds Trust and Wells Fargo Variable Trust (excluding the money market funds) share in a revolving Credit Agreement with The Bank of New York, whereby the Funds are permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. The agreement permits borrowings of up to $150 million, collectively. Interest is charged to each Fund based on its borrowing at a rate equal to the Federal Funds Rate plus 0.40%. In addition, the Funds pay a quarterly commitment fee equal to 0.1% per annum of the credit line. For the period ended November 30, 2007, there were no borrowings by any of the Funds under this agreement.

6. LEGAL AND REGULATORY MATTERS

In 2004, the predecessor Strong Funds' investment adviser and affiliates (collectively, "Strong") entered into agreements with certain regulators, including the SEC and the New York Attorney General ("NYAG"), to settle market-timing investigations. In the settlements, Strong agreed to pay investor restoration and civil penalties. Although some portion of these payments is likely to be distributed to predecessor Strong Fund shareholders, no determination has yet been made as to the distribution of these amounts, and the successor funds are not expected to receive any portion of these payments. The NYAG settlement also imposed fee reductions across the predecessor Strong Fund complex (excluding money market funds and very short-term income funds) totaling at least $35 million by May 2009. Funds Management has agreed to honor these fee reductions for the benefit of shareholders across the successor funds. Although civil litigation against Strong and certain predecessor Strong Funds relating to these matters is continuing, neither the current adviser nor the successor funds is a party to any such suit.

7. IN-KIND TRANSACTIONS

For the year ended, May 31, 2006, the Wells Fargo Advantage High Yield Bond Fund had in-kind redemptions in the amount of $103,328,907. The in-kind redemption took place on April 13, 2006. Of the $103,328,907, $97,263,736 was redeemed in securities and $6,065,171 in cash. The redemption in-kind is shown on the Statement of Changes in Net Assets.

8. NEW ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48 ("FIN 48"), "Accounting for Uncertainty in Income Taxes."This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as "more-likely-than-not" to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to

Notes to Financial Statements (Unaudited)

                                          Wells Fargo Advantage Income Funds 107


be realized. FIN 48 became effective as of the beginning of the first fiscal year beginning after December 15, 2006 (January 1, 2007 for calendar-year companies). Accordingly, the Funds have adopted FIN 48 for the first semi-annual reporting period as of November 30, 2007.

As of November 30, 2007, Funds Management has reviewed the Funds' tax-return positions and applied the evaluation and measurement requirements outlined under FIN 48. As a result of these reviews, Funds Management has determined that implementation of FIN 48 did not have any impact on the Funds' financial statements for the six months ended November 30, 2007.

In September 2006, the FASB issued Statement on Financial Accounting Standards ("SFAS") No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of November 30, 2007, Management does not believe the adoption of SFAS No. 157 will impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

9. SUBSEQUENT EVENT

At its November 7, 2007 regular meeting, the Board unanimously approved the reorganization of each "Target Fund" identified below into certain existing Wells Fargo Advantage Funds ("Acquiring Funds") (each a "Reorganization", collectively the "Reorganizations"), as shown in the table below.

--------------------------------------------------------------------------------
   Target Fund                                            Acquiring Fund
--------------------------------------------------------------------------------
   Corporate Bond Fund                                   Income Plus Fund
--------------------------------------------------------------------------------
   High Yield Bond Fun                                   High Income Fund
--------------------------------------------------------------------------------
   Intermediate Government Income Fund              Government Securities Fund
--------------------------------------------------------------------------------

Each Reorganization is subject to the satisfaction of certain conditions, including approval by the respective Target Fund shareholders. A special meeting of the shareholders of the Target Funds is expected to be held in the second quarter of 2008 for the purpose of enabling shareholders to vote on whether to approve their respective Reorganization(s). If shareholders of a Target Fund approve their respective Reorganization(s), the Target Fund will transfer all of its assets and liabilities to the corresponding Acquiring Fund in exchange for shares of the Acquiring Fund in an amount equal to the then current value of the Target Fund shares.

Upon completion of each Reorganization, the Target Fund will liquidate by distributing the Acquiring Fund shares to the Target Fund shareholders, so that Target Fund shareholders would receive shares of a corresponding class of the Acquiring Fund with a total value equal to the then current value of their Target Fund shares, cease operations and dissolve. Each Reorganization is structured as a tax-free transaction and it is anticipated that no gain or loss for federal income tax purposes would be recognized by shareholders as a result of these Reorganizations. Shareholders should consult with their own tax advisors regarding the application of tax laws and this transaction to their particular situations. Additionally, Fund shareholders will not incur any sales loads or similar transaction charges or bear any of the costs associated with the Reorganizations.

Prior to each Reorganization, Target Fund shareholders may continue to purchase, redeem and exchange their shares subject to the limitations described in each Target Fund's prospectus. Each proposed Reorganization, if approved by shareholders, is expected to occur during the second quarter of 2008.

Additional information, including a detailed description of each Reorganization and the Board's reasons for approving it will be provided in the Proxy Statement/Prospectus that is expected to be mailed to record date shareholders of each Target Fund in March 2008. The Proxy Statement/Prospectus will also confirm the date, time and location of the special shareholder meeting.

THIS PAGE IS INTENTIONALLY LEFT BLANK.

Portfolio of Investments--November 30, 2007 (Unaudited)

                                     Wells Fargo Advantage Master Portfolios 109


INFLATION-PROTECTED BOND PORTFOLIO
--------------------------------------------------------------------------------

  PRINCIPAL  SECURITY NAME                                                         INTEREST RATE  MATURITY DATE       VALUE
US TREASURY SECURITIES: 98.74%

US TREASURY BONDS: 48.30%
$ 7,144,547  US TREASURY BOND - INFLATION PROTECTED&<<                                  1.88%       07/15/2015    $    7,320,931
  8,843,589  US TREASURY BOND - INFLATION PROTECTED&                                    2.00        07/15/2014         9,160,712
  7,511,218  US TREASURY BOND - INFLATION PROTECTED&<<                                  2.00        01/15/2016         7,745,944
  7,526,976  US TREASURY BOND - INFLATION PROTECTED&<<                                  2.00        01/15/2026         7,598,715
  6,296,573  US TREASURY BOND - INFLATION PROTECTED&                                    2.38        01/15/2017         6,693,062
 10,995,032  US TREASURY BOND - INFLATION PROTECTED&<<                                  2.38        01/15/2025        11,694,250
  6,529,205  US TREASURY BOND - INFLATION PROTECTED&<<                                  2.38        01/15/2027         6,999,001
  6,539,130  US TREASURY BOND - INFLATION PROTECTED&<<                                  2.63        07/15/2017         7,118,968
  2,202,506  US TREASURY BOND - INFLATION PROTECTED&<<                                  3.38        04/15/2032         2,868,764
  7,431,834  US TREASURY BOND - INFLATION PROTECTED&<<                                  3.63        04/15/2028         9,561,516
  8,586,594  US TREASURY BOND - INFLATION PROTECTED&                                    3.88        04/15/2029        11,536,227

                                                                                                                      88,298,090
                                                                                                                  --------------

US TREASURY NOTES: 50.44%
 11,314,271  US TREASURY NOTE - INFLATION PROTECTED&<<                                  0.88        04/15/2010        11,279,796
  8,637,404  US TREASURY NOTE - INFLATION PROTECTED&<<                                  1.63        01/15/2015         8,697,459
  9,240,935  US TREASURY NOTE - INFLATION PROTECTED&                                    1.88        07/15/2013         9,546,320
  6,041,759  US TREASURY NOTE - INFLATION PROTECTED&                                    2.00        04/15/2012         6,257,468
  9,569,086  US TREASURY NOTE - INFLATION PROTECTED&<<                                  2.00        01/15/2014         9,902,512
  7,043,401  US TREASURY NOTE - INFLATION PROTECTED&<<                                  2.38        04/15/2011         7,344,394
  7,237,475  US TREASURY NOTE - INFLATION PROTECTED&<<                                  2.50        07/15/2016         7,771,238
  8,923,507  US TREASURY NOTE - INFLATION PROTECTED&<<                                  3.00        07/15/2012         9,667,361
  2,841,685  US TREASURY NOTE - INFLATION PROTECTED&<<                                  3.38        01/15/2012         3,101,210
  5,361,005  US TREASURY NOTE - INFLATION PROTECTED&<<                                  3.50        01/15/2011         5,773,551
  6,744,618  US TREASURY NOTE - INFLATION PROTECTED&<<                                  3.88        01/15/2009         6,971,194
  5,521,037  US TREASURY NOTE - INFLATION PROTECTED&                                    4.25        01/15/2010         5,910,530

                                                                                                                      92,223,033
                                                                                                                  --------------

TOTAL US TREASURY SECURITIES (COST $173,801,678)                                                                     180,521,123
                                                                                                                  --------------
COLLATERAL FOR SECURITIES LENDING: 47.83%

COLLATERAL INVESTED IN OTHER ASSETS: 47.83%
  1,206,443  ALPINE SECURITIZATION CORPORATION++                                        4.70        12/04/2007         1,206,286
      3,403  AMERICAN GENERAL FINANCE CORPORATION+/-                                    5.33        01/18/2008             3,403
    278,410  AMSTEL FUNDING CORPORATION                                                 5.20        12/04/2007           278,374
    185,607  ASPEN FUNDING CORPORATION                                                  4.99        12/27/2007           185,011
  1,237,377  ATLAS CAPITAL FUNDING CORPORATION+/-++                                     4.78        04/25/2008         1,237,117
  1,237,377  ATOMIUM FUNDING LLC++                                                      5.10        12/04/2007         1,237,216
  2,784,099  BARCLAYS REPURCHASE AGREEMENT - 102% COLLATERALIZED
             (MATURITY VALUE $2,785,222)                                                4.84        12/03/2007         2,784,099
    309,344  BARTON CAPITAL CORPORATION++                                               4.75        12/07/2007           309,183
  1,546,721  BASF FINANCE EUROPE NV+/-++                                                5.17        10/17/2008         1,544,510
  1,546,721  BEAR STEARNS & COMPANY INCORPORATED INTERNATIONAL REPURCHASE
             AGREEMENT - 102% COLLATERALIZED (MATURITY VALUE $1,547,332)                4.74        12/03/2007         1,546,721
  4,640,164  BEAR STEARNS & COMPANY INCORPORATED REPURCHASE
             AGREEMENT - 102% COLLATERALIZED (MATURITY VALUE $4,642,016)                4.79        12/03/2007         4,640,164
    928,033  BNP PARIBAS+/-                                                             4.85        11/07/2008           928,033
  6,186,886  BNP PARIBAS REPURCHASE AGREEMENT - 102% COLLATERALIZED
             (MATURITY VALUE $6,189,345)                                                4.77        12/03/2007         6,186,886
  2,165,410  CHARIOT FUNDING LLC++                                                      4.70        12/05/2007         2,164,847
    649,623  CHARIOT FUNDING LLC                                                        5.02        12/28/2007           647,447
    881,631  CHEYNE FINANCE LLC+/-++^^                                                  4.61        02/25/2008           793,468
    309,344  CIT GROUP INCORPORATED+/-                                                  5.67        12/19/2007           308,794
  6,186,886  CITIGROUP REPURCHASE AGREEMENT - 102% COLLATERALIZED
             (MATURITY VALUE $6,189,345)                                                4.77        12/03/2007         6,186,886
  1,763,262  CLIPPER RECEIVABLES CORPORATION EPURCHASE AGREEMENT - 102%
             COLLATERALIZED (MATURITY VALUE $6,189,345)                                 4.75        12/03/2007         1,763,262

110 Wells Fargo Advantage Master Portfolios

                         Portfolio of Investments--November 30, 2007 (Unaudited)


INFLATION-PROTECTED BOND PORTFOLIO
--------------------------------------------------------------------------------

  PRINCIPAL  SECURITY NAME                                                         INTEREST RATE  MATURITY DATE        VALUE
COLLATERAL INVESTED IN OTHER ASSETS (CONTINUED)
$ 1,113,639  CLIPPER RECEIVABLES CORPORATION++                                          5.13%       12/14/2007    $    1,112,025
  1,546,721  CRC FUNDING LLC++                                                          4.90        12/05/2007         1,546,319
    696,025  CREDIT AGRICOLE SA+/-                                                      5.02        02/25/2008           695,998
  7,733,607  CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT - 102%
             COLLATERALIZED (MATURITY VALUE $7,736,694)                                 4.79        12/03/2007         7,733,607
    773,361  CULLINAN FINANCE CORPORATION+/-++                                          4.76        08/04/2008           768,264
    618,689  FAIRWAY FINANCE CORPORATION++                                              4.73        12/06/2007           618,447
  1,051,771  FAIRWAY FINANCE CORPORATION++                                              5.03        12/10/2007         1,050,813
    804,295  FALCON ASSET SECURITIZATION CORPORATION                                    5.02        12/24/2007           802,059
  1,082,705  GALLEON CAPITAL LLC                                                        4.82        12/07/2007         1,082,142
  1,237,377  GALLEON CAPITAL LLC++                                                      4.90        12/04/2007         1,237,216
    494,951  GENERAL ELECTRIC CAPITAL ASSURANCE COMPANY+/-                              4.74        06/16/2008           494,951
  1,082,705  ING (USA) ANNUITY & LIFE INSURANCE COMPANY+/-                              4.73        08/16/2008         1,082,705
  1,113,639  KESTREL FUNDING US LLC+/-++                                                4.76        02/25/2008         1,112,815
  2,320,082  KITTY HAWK FUNDING CORPORATION                                             4.74        12/06/2007         2,319,177
  2,320,082  LIQUID FUNDING LIMITED+/-++                                                5.70        06/11/2008         2,320,384
     30,934  M&I MARSHALL & ILSLEY BANK SERIES BKNT+/-                                  4.84        02/15/2008            30,902
  6,186,886  MERRILL LYNCH & COMPANY INCORPORATED REPURCHASE AGREEMENT - 102%
             COLLATERALIZED (MATURITY VALUE $6,189,335)                                 4.75        12/03/2007         6,186,886
     23,201  MERRILL LYNCH & COMPANY INCORPORATED SERIES MTNB+/-                        5.45        01/02/2008            23,193
    773,361  METLIFE GLOBAL FUNDING I+/-++                                              4.71        10/21/2008           771,713
    464,016  MORGAN STANLEY+/-                                                          4.76        04/07/2008           464,016
  2,316,482  MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED
             (MATURITY VALUE $2,317,403)                                                4.77        12/03/2007         2,316,482
  2,474,754  MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED
             (MATURITY VALUE $2,475,738)                                                4.77        12/03/2007         2,474,754
    475,617  MORGAN STANLEY SERIES EXL+/-                                               4.78        10/15/2008           475,617
    773,361  NATEXIS BANQUES POPULAIRES+/-++                                            4.90        09/08/2008           773,361
    216,541  OLD LINE FUNDING CORPORATION++                                             5.06        12/17/2007           216,143
    550,633  PREMIUM ASSET TRUST+/-++                                                   5.29        07/15/2008           550,523
  1,452,526  RACERS TRUST SERIES 2004-6-MM+/-++                                         4.93        03/22/2008         1,452,526
  1,206,443  RANGER FUNDING CORPORATION++                                               4.86        12/17/2007         1,204,223
    216,541  SCALDIS CAPITAL LIMITED                                                    5.06        12/14/2007           216,227
    618,689  SLM CORPORATION+/-++                                                       4.66        05/12/2008           614,036
    928,033  SOLITAIRE FUNDING LLC                                                      4.99        12/26/2007           925,175
  1,361,115  SOLITAIRE FUNDING LLC                                                      4.99        12/31/2007         1,356,011
  1,237,377  STANFIELD VICTORIA FUNDING LLC+/-++                                        5.23        04/03/2008         1,222,615
    722,597  THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED++                       4.90        12/07/2007           722,222
    594,529  THE TRAVELERS INSURANCE COMPANY+/-                                         4.74        02/08/2008           594,517
  3,093,443  TRANSAMERICA OCCIDENTAL LIFE INSURANCE+/-                                  4.89        08/01/2008         3,093,443
    773,361  UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+/-++                         4.69        10/08/2008           772,456
    167,046  UNICREDITO ITALIANO BANK (NEW YORK) SERIES YCD+/-                          5.62        12/03/2007           167,107
     52,589  UNICREDITO ITALIANO BANK (NEW YORK) SERIES YCD+/-                          5.70        12/13/2007            52,589
    835,230  VERSAILLES CDS LLC                                                         4.97        12/05/2007           835,014
    464,016  VERSAILLES CDS LLC                                                         5.11        12/11/2007           463,529
    773,361  VICTORIA FINANCE LLC+/-++^^                                                4.69        05/02/2008           773,361
    773,361  VICTORIA FINANCE LLC+/-++^^                                                4.78        08/07/2008           773,361
                                                                                                                      87,450,631
                                                                                                                      ----------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $87,538,792)                                                            87,450,631
                                                                                                                      ----------

Portfolio of Investments--November 30, 2007 (Unaudited)

                                     Wells Fargo Advantage Master Portfolios 111


INFLATION-PROTECTED BOND PORTFOLIO
--------------------------------------------------------------------------------

     SHARES  SECURITY NAME                                                                                             VALUE
SHORT-TERM INVESTMENTS: 0.66%
  1,198,668  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                         $    1,198,668
                                                                                                                  --------------
TOTAL SHORT-TERM INVESTMENTS (COST $1,198,668)                                                                         1,198,668
                                                                                                                  --------------
TOTAL INVESTMENTS IN SECURITIES
(COST $262,539,138)*                        147.23%                                                               $  269,170,422
OTHER ASSETS AND LIABILITIES, NET           (47.23)                                                                  (86,347,022)
                                            ------                                                                --------------
TOTAL NET ASSETS                            100.00%                                                               $  182,823,400
                                            ------                                                                --------------

----------
& U.S. Treasury inflation-protection securities (TIPS) are securities in which the principal amount is adjusted for inflation and the semi-annual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

<<    All or a portion of this security is on loan. (See Note 2)

+/-   Variable rate investments.

++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

~ This Wells Fargo Advantage Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Advantage Money Market Fund. The Fund does not pay an investment advisory fee for such investments.

^^ This security is currently in default with regard to scheduled interest and/or principal payments.

+++   Security of an affiliate of the Fund with a cost of $1,198,668.

* Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

      The accompanying notes are an integral part of these financial statements.

112 Wells Fargo Advantage Master Portfolios

                         Portfolio of Investments--November 30, 2007 (Unaudited)


MANAGED FIXED INCOME PORTFOLIO
-------------------------------------------------------------------------------

  PRINCIPAL  SECURITY NAME                                                         INTEREST RATE  MATURITY DATE      VALUE
AGENCY SECURITIES: 13.92%

FEDERAL HOME LOAN MORTGAGE CORPORATION: 2.16%
$ 5,248,132  FHLMC #1G0157<<+/-                           `                            4.82%        03/01/2035    $    5,227,350
     10,890  FHLMC #410425+/-                                                          7.13         09/01/2026            11,044
      5,770  FHLMC #410464+/-                                                          7.13         11/01/2026             5,846
    113,260  FHLMC #606279+/-                                                          6.43         02/01/2015           116,156
     40,994  FHLMC #846367+/-                                                          7.27         04/01/2029            41,632
  1,127,968  FHLMC #A15838<<                                                           5.50         12/01/2033         1,130,938
  2,222,016  FHLMC #A16678<<                                                           5.50         12/01/2033         2,227,867
  9,918,248  FHLMC #E01653<<                                                           4.50         06/01/2019         9,770,303
    964,733  FHLMC #E90248                                                             6.00         06/01/2017           985,286
    879,187  FHLMC #E90573                                                             6.00         07/01/2017           897,918

                                                                                                                      20,414,340
                                                                                                                  --------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION: 11.54%
     13,390  FNMA #342042+/-                                                           6.99         06/01/2025            13,536
      8,591  FNMA #344689+/-                                                           7.15         11/01/2025             8,661
     34,559  FNMA #344692+/-                                                           6.82         10/01/2025            34,642
     39,903  FNMA #347712+/-                                                           7.13         06/01/2026            40,700
  4,560,039  FNMA #386890                                                              3.99         04/01/2011         4,523,351
  5,578,240  FNMA #555326<<                                                            5.50         04/01/2033         5,587,556
    310,995  FNMA #557072+/-                                                           6.38         06/01/2040           311,946
    944,384  FNMA #656566                                                              5.50         04/01/2018           955,461
  2,764,095  FNMA #678939<<                                                            5.50         02/01/2018         2,796,517
    377,330  FNMA #701350<<                                                            5.50         04/01/2018           381,756
  6,911,255  FNMA #725423                                                              5.50         05/01/2034         6,940,288
  2,755,080  FNMA #725772<<                                                            5.00         09/01/2034         2,700,276
  2,508,888  FNMA #731996+/-                                                           4.02         09/01/2033         2,519,337
  2,338,218  FNMA #739757<<+/-                                                         3.99         08/01/2033         2,327,293
  5,913,874  FNMA #741305<<                                                            5.00         09/01/2018         5,909,320
  1,651,541  FNMA #741458+/-                                                           4.33         10/01/2033         1,675,554
 11,795,700  FNMA #760762<<                                                            4.89         04/01/2012        11,923,319
  3,968,667  FNMA #763644<<                                                            5.50         01/01/2034         3,975,294
  6,312,058  FNMA #765178<<                                                            5.00         01/01/2019         6,307,198
  1,278,806  FNMA #765769<<                                                            5.00         02/01/2019         1,277,821
    611,034  FNMA #783245<<+/-                                                         6.18         04/01/2034           615,647
  1,968,480  FNMA #783251<<+/-                                                         6.18         04/01/2044         1,986,949
  6,331,334  FNMA #789463<<+/-                                                         4.37         06/01/2034         6,300,078
    400,406  FNMA #795922                                                              5.00         01/01/2020           401,088
    804,140  FNMA #797166                                                              5.00         01/01/2020           804,103
    819,591  FNMA #797743                                                              5.00         02/01/2020           819,553
    905,609  FNMA #797769                                                              5.00         03/01/2020           905,566
  5,796,713  FNMA #801908                                                              5.00         11/01/2019         5,792,250
  1,603,791  FNMA #805346                                                              5.00         01/01/2020         1,603,716
    672,267  FNMA #806249                                                              5.00         01/01/2020           672,236
    430,518  FNMA #806250                                                              5.00         01/01/2020           431,251
  1,855,065  FNMA #809071                                                              5.00         04/01/2020         1,854,978
    608,010  FNMA #809561                                                              5.00         02/01/2020           607,981
  3,532,083  FNMA #834933<<+/-                                                         5.04         07/01/2035         3,543,545
  5,000,000  FNMA #874331                                                              5.43         02/01/2037         5,134,358
  1,000,000  FNMA #874479<<                                                            5.59         04/01/2017         1,022,825
  5,702,700  FNMA #874542                                                              5.60         06/01/2017         5,835,342
  6,547,422  FNMA #880156                                                              5.50         02/01/2036         6,492,884
  3,812,738  FNMA #901922<<+/-                                                         5.79         10/01/2036         3,872,540

                                                                                                                     108,906,716
                                                                                                                  --------------

Portfolio of Investments--November 30, 2007 (Unaudited)

                                     Wells Fargo Advantage Master Portfolios 113


MANAGED FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

  PRINCIPAL  SECURITY NAME                                                         INTEREST RATE  MATURITY DATE      VALUE
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION: 0.22%
$   156,687  GNMA #345066                                                              6.50%        10/15/2023    $      163,026
    108,029  GNMA #346960                                                              6.50         12/15/2023           112,400
     94,991  GNMA #354692                                                              6.50         11/15/2023            98,835
    172,110  GNMA #361398                                                              6.50         01/15/2024           179,090
    158,862  GNMA #366641                                                              6.50         11/15/2023           165,290
     76,889  GNMA #473918                                                              7.00         04/15/2028            81,561
    416,120  GNMA #531436                                                              7.00         06/15/2042           436,147
      8,794  GNMA #531965                                                              7.72         12/15/2041             9,407
    293,986  GNMA #533858                                                              7.35         06/15/2042           307,352
    456,415  GNMA #780626                                                              7.00         08/15/2027           477,062

                                                                                                                       2,030,170
                                                                                                                  --------------
TOTAL AGENCY SECURITIES (COST $130,592,960)                                                                          131,351,226
                                                                                                                  --------------
ASSET BACKED SECURITIES: 8.05%
    590,800  BRAZOS STUDENT LOAN FINANCE CORPORATION SERIES 1997-A CLASS A2            4.99         12/01/2021           591,320
  4,060,238  CHASE FUNDING MORTGAGE LOAN SERIES 2002-1 CLASS 1A5                       6.60         02/25/2032         4,051,935
  3,500,000  CITICORP RESIDENTIAL MORTGAGE SECURITIES SERIES 2007-2 CLASS A6           6.27         06/25/2037         2,568,006
  5,000,000  COLLEGE LOAN CORPORATE TRUST SERIES 2006-A CLASS A3+/-                    5.17         10/25/2025         4,899,791
  7,250,000  COLLEGE LOAN CORPORATION TRUST SERIES 2006-1 CLASS AIO(c)                10.00         07/25/2008           505,905
      6,388  CONTIMORTGAGE HOME EQUITY LOAN TRUST SERIES 1997-4 CLASS A7               6.63         09/15/2016             6,374
  4,000,000  COUNTRYWIDE ASSET BACKED CERTIFICATES SERIES 2006-S4 CLASS A6+/-          5.83         07/25/2034         3,702,036
  2,000,000  COUNTRYWIDE ASSET BACKED CERTIFICATES SERIES 2007-S2 CLASS A6+/-          5.78         05/25/2037         1,876,019
  1,577,515  COUNTRYWIDE HOME EQUITY LOAN TRUST SERIES 2005-G CLASS2A+/-               4.88         12/15/2035         1,527,080
  4,999,999  CPS AUTO TRUST SERIES 2006-D CLASS A4++                                   5.12         08/15/2013         4,867,189
  2,310,000  CROWN CASTLE TOWERS LLC SERIES 2005-1A CLASS AFX++                        4.64         06/15/2035         2,283,389
  1,448,776  GMAC MORTGAGE CORPORATION LOAN TRUST SERIES 2005-HE1 CLASS A1VN+/-        5.01         08/25/2035         1,449,688
  1,547,154  GREEN TREE FINANCIAL CORPORATION SERIES 1997-7 CLASS A8+/-                6.86         07/15/2029         1,604,226
    460,252  GSAMP TRUST SERIES 2005-SEA1 CLASS A+/-++                                 5.13         04/25/2035           450,375
  2,957,803  HFC HOME EQUITY LOAN ASSET BACKED CERTIFICATES SERIES 2005-2 CLASS
             A1+/-                                                                     5.27         01/20/2035         2,865,945
  1,325,000  HOUSEHOLD HOME EQUITY LOAN TRUST SERIES 2007-2 CLASS A4+/-                5.30         07/20/2036         1,142,685
  2,000,000  HOUSEHOLD HOME EQUITY LOAN TRUST SERIES 2007-3 CLASS A3+/-                6.24         11/20/2036         1,919,663
  7,650,000  HYUNDAI AUTO RECEIVABLES TRUST SERIES 2005-A CLASS A4                     5.75         11/25/2036         3,814,706
  3,270,000  KEYCORP STUDENT LOAN TRUST SERIES 2006-A CLASS 2A2+/-                     5.28         06/27/2025         3,214,287
  5,000,000  NATIONAL COLLEGIATE STUDENT LOAN TRUST SERIES 2006-2 CLASS AIO(c)         6.00         08/25/2011         1,021,155
  4,000,000  ONYX ACCEPTANCE GRANTOR TRUST SERIES 2005-B CLASS A4                      4.34         05/15/2012         3,979,001
  3,315,853  RAAC SERIES 2007-RP4 CLASS A+/-++                                         5.14         06/25/2037         3,276,826
  3,000,000  SLM STUDENT LOAN TRUST SERIES 2003-1 CLASS A5B+/-++                       5.07         12/15/2032         2,916,564
  4,000,000  SLM STUDENT LOAN TRUST SERIES 2006-C CLASS A2+/-                          5.74         09/15/2020         3,927,000
  2,014,760  TERWIN MORTGAGE TRUST SERIES 2006-2HGS CLASS A1+/-++                      4.50         02/28/2036         1,992,534
  6,000,000  TRIAD AUTO RECEIVABLES OWNER TRUST SERIES 2006-A CLASS A4                 4.88         04/12/2013         5,988,891
  1,981,352  WACHOVIA ASSET SECURITIZATION INCORPORATED SERIES 2007-HE2A CLASS
             A+/-++                                                                    5.00         07/25/2037         1,892,607

TOTAL ASSET BACKED SECURITIES (COST $77,913,459)                                                                      75,937,538
                                                                                                                  --------------

COLLATERALIZED MORTGAGE OBLIGATIONS: 38.69%
  5,580,710  ADJUSTABLE RATE MORTGAGE TRUST SERIES 2007-2 CLASS 2A1+/-                 5.00         06/25/2037         5,310,397
  4,260,000  BANC OF AMERICA COMMERCIAL MORTGAGE INCORPORATED SERIES 2005-6
             CLASS ASB+/-                                                              5.35         09/10/2047         4,259,516
  4,000,000  BANK OF AMERICA COMMERCIAL MORTGAGE INCORPORATED SERIES 2005-6
             CLASS A4+/-                                                               5.35         09/10/2047         3,970,870
  6,000,000  BEAR STEARNS COMMERCIAL MORTGAGE SECURITIES INCORPORATED SERIES
             2005-PW10 CLASS AAB                                                       5.38         12/11/2040         6,059,058
  5,120,000  BEAR STEARNS COMMERCIAL MORTGAGE SECURITIES INCORPORATED SERIES
             2006-PW11 CLASS AAB+/-                                                    5.62         03/11/2039         5,215,100
  3,995,000  CITIGROUP COMMERCIAL MORTGAGE TRUST SERIES 2005-C3 CLASS ASB              4.76         05/15/2043         3,941,387
  3,400,000  CITIGROUP DEUTSCHE BANK COMMERCIAL MORTGAGE TRUST SERIES 2005-CD
             CLASS A4+/-                                                              15.40         07/15/2044         3,384,946
  3,000,000  CITIGROUP DEUTSCHE BANK COMMERCIAL MORTGAGE TRUST SERIES 2007-CD
             CLASS ASB                                                                45.28         12/11/2049         2,995,634
  2,051,427  COUNTRYWIDE ALTERNATIVE LOAN TRUST SERIES 2005-27 CLASS 3A1+/-            6.22         08/25/2035         2,050,320

114 Wells Fargo Advantage Master Portfolios

                         Portfolio of Investments--November 30, 2007 (Unaudited)


MANAGED FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

    PRINCIPAL   SECURITY NAME                                                         INTEREST RATE  MATURITY DATE       VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$   1,901,076   COUNTRYWIDE HOME LOANS SERIES 2004-R1 CLASS 2A++                           6.50%       11/25/2034   $     1,993,991
    4,446,181   COUNTRYWIDE HOME LOANS SERIES 2005-R1 CLASS 1AF1+/-++                      5.23        03/25/2035         4,402,489
    3,633,144   COUNTRYWIDE HOME LOANS SERIES 2005-R3 CLASS AF+/-++                        5.27        09/25/2035         3,522,674
    2,519,912   COUNTRYWIDE HOME LOANS SERIES 2006-OA5 CLASS 1A1+/-                        4.99        04/25/2036         2,459,259
    2,092,754   CREDIT SUISSE FIRST BOSTON MORTGAGE SECURITIES CORPORATION
                SERIES 2004-AR5 CLASS 10A1+/-                                              5.00        05/01/2034         2,091,365
    5,000,000   CREDIT SUISSE FIRST BOSTON MORTGAGE SECURITIES CORPORATION
                SERIES 2005-C1 CLASS AAB                                                   4.82        02/15/2038         4,969,126
    4,500,000   CREDIT SUISSE MORTGAGE CAPITAL CERTIFICATION SERIES 2007-C1
                CLASS AAB                                                                  5.34        02/15/2040         4,508,173
    3,225,000   FANNIE MAE-ACES SERIES 2006-M2 CLASS A2F+/-                                5.26        05/25/2020         3,200,236
    9,732,541   FHLMC SERIES 1675 CLASS KZ                                                 6.50        02/15/2024        10,150,796
    6,215,777   FHLMC SERIES 2358 CLASS PD<<                                               6.00        09/15/2016         6,395,668
   10,984,355   FHLMC SERIES 2363 CLASS PF<<                                               6.00        09/15/2016        11,281,652
    4,834,504   FHLMC SERIES 2416 CLASS PE<<                                               6.00        10/15/2021         4,927,635
    1,148,551   FHLMC SERIES 2439 CLASS LG                                                 6.00        09/15/2030         1,158,369
    1,304,502   FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES T-20 CLASS A6              7.99        09/25/2029         1,300,424
   28,413,531   FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES T-42 CLASS A4Z             6.50        02/25/2042        29,212,661
    2,771,105   FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES T-58 CLASS 4A              7.50        09/25/2043         2,898,404
      596,411   FNMA GRANTOR TRUST SERIES 2002-T4 CLASS A2                                 7.00        12/25/2041           626,051
    2,867,581   FNMA GRANTOR TRUST SERIES 2004-T2 CLASS 1A1                                6.00        11/25/2034         3,008,697
    3,706,604   FNMA GRANTOR TRUST SERIES 2004-T3 CLASS A1                                 6.00        02/25/2044         3,826,382
       12,400   FNMA SERIES 1988-5 CLASS Z                                                 9.20        03/25/2018            13,008
      218,586   FNMA SERIES 1998-M6 CLASS A2                                               6.32        08/15/2008           218,760
    6,566,621   FNMA SERIES 2002-6 CLASS PD<<                                              6.00        02/25/2017         6,764,811
    3,864,721   FNMA SERIES 2002-9 CLASS PC<<                                              6.00        03/25/2017         3,983,922
    1,307,259   FNMA SERIES 2002-90 CLASS A2                                               6.50        11/25/2042         1,359,819
    3,050,501   FNMA SERIES 2003-86 CLASS PT<<                                             4.50        09/25/2018         3,011,386
   14,302,795   FNMA SERIES 2003-92 CLASS HP<<                                             4.50        09/25/2018        14,104,001
    5,594,166   FNMA SERIES 2003-97 CLASS CA<<                                             5.00        10/25/2018         5,575,510
      973,901   FNMA SERIES 2003-W4 CLASS 3A                                               7.00        10/25/2042         1,026,798
      602,774   FNMA SERIES 2004-W1 CLASS 2A2                                              7.00        12/25/2033           635,180
   18,965,828   FNMA SERIES 2005-29 CLASS WQ<<                                             5.50        04/25/2035        19,082,396
    5,770,260   FNMA WHOLE LOAN SERIES 2002-W4 CLASS A4                                    6.25        05/25/2042         5,978,360
    3,397,803   FNMA WHOLE LOAN SERIES 2004-W11 CLASS 1A3                                  7.00        05/25/2044         3,599,163
    1,773,935   FNMA WHOLE LOAN SERIES 2004-W8 CLASS 3A                                    7.50        06/25/2044         1,904,723
    4,930,755   GE CAPITAL COMMERCIAL MORTGAGE CORPORATION SERIES 2005-C2 CLASS A2         4.71        05/10/2043         4,914,845
    4,000,000   GE CAPITAL COMMERCIAL MORTGAGE CORPORATION SERIES 2005-C2 CLASS AAB        4.87        05/10/2043         3,981,650
    3,000,000   GE CAPITAL COMMERCIAL MORTGAGE CORPORATION SERIES 2005-C3 CLASS AAB        4.94        07/10/2045         2,976,647
   18,409,309   GNMA SERIES 2003-38 CLASS JC<<+/-                                          7.06        08/16/2042        19,777,139
    5,520,000   GREENWICH CAPITAL COMMERCIAL FUNDING CORPORATION SERIES 2003-C1
                CLASS A4                                                                   4.11        07/05/2035         5,238,580
       79,282   HARBORVIEW MORTGAGE LOAN TRUST SERIES 2004-11 CLASS 3A2A+/-                5.36        01/19/2035            77,420
    5,965,000   JPMORGAN CHASE COMMERCIAL MORTGAGE SECURITIES CORPORATION SERIES
                2003-ML1A CLASS A2                                                         4.77        03/12/2039         5,825,509
    5,550,000   JPMORGAN CHASE COMMERCIAL MORTGAGE SECURITIES CORPORATION SERIES
                2005-LDP5 CLASS ASB+/-                                                     5.33        12/15/2044         5,584,029
    5,385,000   JPMORGAN CHASE COMMERCIAL MORTGAGE SECURITIES CORPORATION SERIES
                2006-LDP6 CLASS ASB+/-                                                     5.49        04/15/2043         5,463,272
    2,720,000   JPMORGAN CHASE COMMERCIAL MORTGAGE SECURITIES CORPORATION SERIES
                2006-LDP7 CLASS ASB+/-                                                     6.07        04/15/2045         2,811,328
    1,260,092   LEHMAN BROTHERS SMALL BALANCE COMMERCIAL SERIES 2006-1A CLASS
                3A1+/-++                                                                   5.68        04/25/2031         1,292,495
    5,500,000   LEHMAN BROTHERS UBS COMMERCIAL MORTGAGE TRUST SERIES 2003-C1
                CLASS A4                                                                   4.39        03/15/2032         5,283,845
    4,193,393   LEHMAN XS TRUST SERIES 2007-5 CLASS P3+/-                                  6.45        05/25/2037         4,007,083
    3,759,012   LEHMAN XS TRUST SERIES 2007-6W CLASS A3+/-                                 5.11        05/25/2037         3,686,764
       78,739   LF ROTHSCHILD MORTGAGE TRUST SERIES 2 CLASS Z                              9.95        08/01/2017            87,216
    6,000,000   MERRILL LYNCH MORTGAGE TRUST SERIES 2005-CKI1 CLASS ASB+/-                 5.42        11/12/2037         6,053,059
    4,550,000   MERRILL LYNCH MORTGAGE TRUST SERIES 2005-MCP1 CLASS ASB+/-                 4.67        06/12/2043         4,477,364
      172,703   NATIONSLINK FUNDING CORPORATION SERIES 1999-SI CLASS A1V+/-                5.47        11/10/2030           172,353

Portfolio of Investments--November 30, 2007 (Unaudited)

                                     Wells Fargo Advantage Master Portfolios 115


MANAGED FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

    PRINCIPAL   SECURITY NAME                                                         INTEREST RATE  MATURITY DATE       VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$     861,137   NATIONSLINK FUNDING CORPORATION SERIES 1999-SI CLASS D+/-                  7.56%      11/10/2030    $       866,647
    2,878,277   NOMURA ASSET ACCEPTANCE CORPORATION SERIES 2004-R2 CLASS A1+/-++           6.50       10/25/2034          2,891,409
    4,000,000   REVERSE MORTGAGE TRUST SERIES 2007-1 CLASS A+/-++                          5.31       07/12/2042          4,022,480
    1,152,076   SEQUOIA MORTGAGE TRUST SERIES 10 CLASS 1A+/-                               5.14       10/20/2027          1,149,542
      768,740   SMALL BUSINESS ADMINISTRATION PARTICIPATION CERTIFICATES SERIES
                2003-P10A CLASS 1                                                          4.52       02/10/2013            769,950
   10,531,263   SMALL BUSINESS ADMINISTRATION PARTICIPATION CERTIFICATES SERIES
                2005-P10B CLASS 1                                                          4.94       08/10/2015         10,549,593
    1,336,418   SMALL BUSINESS ADMINISTRATION PARTICIPATION CERTIFICATES SERIES
                2006-20H CLASS 1                                                           5.70       08/01/2026          1,398,997
    5,064,859   SMALL BUSINESS ADMINISTRATION PARTICIPATION CERTIFICATES SERIES
                2006-20I CLASS 1                                                           5.54       09/01/2026          5,265,487
    3,652,696   SMALL BUSINESS ADMINISTRATION PARTICIPATION CERTIFICATES SERIES
                2006-20J CLASS 1                                                           5.37       10/01/2026          3,768,329
   10,142,458   SMALL BUSINESS ADMINISTRATION PARTICIPATION CERTIFICATES SERIES
                2006-P10A CLASS 1                                                          5.41       02/10/2016         10,237,518
    7,403,056   SMALL BUSINESS ADMINISTRATION PARTICIPATION CERTIFICATES SERIES
                2006-P10B CLASS 1                                                          5.68       08/01/2016          7,496,538
    3,341,297   STRUCTURED ASSET SECURITIES CORPORATION SERIES 2007-RM1
                CLASS A1+/-++                                                              5.15       05/25/2047          3,185,720
    4,000,000   WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES 2005-C16 CLASS A4+/-        4.85       10/15/2041          3,867,609
    3,855,000   WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES 2005-C20 CLASS A4+/-        5.24       07/15/2042          3,887,096
    3,480,686   WASHINGTON MUTUAL COMMERCIAL MORTGAGE SECURITIES TRUST SERIES
                2007-SL3 CLASS A1+/-++                                                     5.94       03/23/2045          3,499,858
    3,105,042   WASHINGTON MUTUAL MORTGAGE PASS THROUGH CERTIFICATES SERIES
                2006-AR13 CLASS 1A+/-                                                      5.81       10/25/2046          3,051,458
    1,481,817   WASHINGTON MUTUAL MORTGAGE PASS-THROUGH CERTIFICATES SERIES
                2005-AR6 CLASS 2A1A+/-                                                     5.02       04/25/2045          1,427,758
    4,679,004   WASHINGTON MUTUAL MORTGAGE PASS-THROUGH CERTIFICATES SERIES
                2005-C3 CLASS A4+/-                                                        5.61       07/25/2047          4,574,574
    2,970,590   WASHINGTON MUTUAL MORTGAGE PASS-THROUGH CERTIFICATES SERIES
                2006-AR3 CLASS A1A+/-                                                      5.93       02/25/2046          2,933,149
    2,127,348   WASHINGTON MUTUAL MORTGAGE PASS-THROUGH CERTIFICATES SERIES
                2006-AR4 CLASS DA+/-                                                       5.90       06/25/2046          2,091,389

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $366,064,937)                                                           365,024,816
                                                                                                                    ---------------
CORPORATE BONDS & NOTES: 25.05%

APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS: 0.07%
      675,000   PHILLIPS-VAN HEUSEN                                                        7.75       11/15/2023            684,723
                                                                                                                    ---------------
AUTOMOTIVE REPAIR, SERVICES & PARKING: 0.27%
    2,500,000   RYDER SYSTEM INCORPORATED SERIES MTN                                       5.85       03/01/2014          2,533,575
                                                                                                                    ---------------
BUSINESS SERVICES: 0.88%
    2,150,000   FISERV INCORPORATED                                                        4.00       04/15/2008          2,140,712
    1,000,000   FISERV INCORPORATED                                                        6.13       11/20/2012          1,015,517
      375,000   IRON MOUNTAIN INCORPORATED                                                 8.63       04/01/2013            378,281
    2,350,000   NCR CORPORATION                                                            7.13       06/15/2009          2,435,918
      150,000   SUNGARD DATA SYSTEMS INCORPORATED                                          4.88       01/15/2014            129,750
    2,120,000   THOMPSON CORPORATION                                                       6.20       01/05/2012          2,223,566

                                                                                                                          8,323,744
                                                                                                                    ---------------
CASINO & GAMING: 0.29%
    2,750,000   MGM MIRAGE INCORPORATED<<                                                  7.63       01/15/2017          2,736,250
                                                                                                                    ---------------
CHEMICALS & ALLIED PRODUCTS: 0.68%
      635,000   AIRGAS INCORPORATED                                                        6.25       07/15/2014            612,775
      415,000   CHURCH & DWIGHT COMPANIES INCORPORATED                                     6.00       12/15/2012            404,625
    1,400,000   HOSPIRA INCORPORATED                                                       4.95       06/15/2009          1,406,360
      745,000   MOSAIC COMPANY++                                                           7.38       12/01/2014            785,975
      507,000   OLIN CORPORATION                                                           9.13       12/15/2011            562,647
      794,000   OLIN CORPORATION                                                           6.75       06/15/2016            808,479
      400,000   SENSIENT TECHNOLOGIES                                                      6.50       04/01/2009            406,836
    1,500,000   VALSPAR CORPORATION                                                        5.10       08/01/2015          1,468,256

                                                                                                                          6,455,953
                                                                                                                    ---------------

116 Wells Fargo Advantage Master Portfolios

                         Portfolio of Investments--November 30, 2007 (Unaudited)

MANAGED FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                         INTEREST RATE  MATURITY DATE       VALUE
COMMUNICATIONS: 0.46%
$ 1,900,000  COX COMMUNICATIONS INCORPORATED                                            7.88%       08/15/2009    $    1,994,818
  1,000,000  COX COMMUNICATIONS INCORPORATED                                            4.63        01/15/2010           996,976
    500,000  L3 COMMUNICATIONS CORPORATION                                              7.63        06/15/2012           513,125
    375,000  PANAMSAT CORPORATION                                                       6.38        01/15/2008           373,594
    450,000  QWEST CORPORATION                                                          7.88        09/01/2011           464,625
                                                                                                                       4,343,138
                                                                                                                  --------------
DEPOSITORY INSTITUTIONS: 7.37%
  4,400,000  ASSOCIATED BANCORP                                                         6.75        08/15/2011         4,804,580
  2,100,000  BAC CAPITAL TRUST XIV+/-                                                   5.63        12/31/2049         1,893,171
  6,839,000  BANK OF AMERICA CAPITAL III+/-                                             5.81        01/15/2027         6,292,270
  2,000,000  BB&T CAPITAL TRUST IV+/-                                                   6.82        06/12/2049         1,794,252
  2,000,000  BNP PARIBAS CAPITAL TRUST+/-++                                             9.00        12/30/2049         2,227,322
  2,000,000  CHASE CAPITAL VI+/-                                                        5.54        08/01/2028         1,803,044
  1,860,000  CHEVY CHASE BANK FSB                                                       6.88        12/01/2013         1,785,600
  1,685,000  CITIGROUP INCORPORATED                                                     6.13        11/21/2017         1,733,948
  4,000,000  CITY NATIONAL BANK                                                         6.75        09/01/2011         4,257,360
  2,778,000  COLONIAL BANK NA MONTGOMERY AL                                             6.38        12/01/2015         2,744,664
  1,700,000  COMPASS BANK                                                               6.40        10/01/2017         1,740,329
    750,000  CORESTATES CAPITAL TRUST II+/-++                                           5.89        01/15/2027           681,235
  2,250,000  DEUTSCHE BANK CAPITAL FUNDING TRUST VII+/-++                               5.63        12/31/2049         2,001,294
    500,000  FIRST CITIZENS BANCORP++                                                   6.80        04/01/2015           495,000
  3,250,000  FIRSTAR BANK NA                                                            7.13        12/01/2009         3,423,137
  4,500,000  HSBC CAPITAL FUNDING LP+/-++                                               4.61        12/29/2049         4,135,757
  1,000,000  JPMORGAN CHASE CAPITAL XVIII<<                                             6.95        08/17/2036           923,502
  2,900,000  NATIONAL CAPITAL COMMERCE INCORPORATED+/-                                  6.21        04/01/2027         2,797,842
    450,000  NTC CAPITAL TRUST SERIES A+/-                                              5.76        01/15/2027           418,599
  2,500,000  PNC FUNDING CORPORATION                                                    7.50        11/01/2009         2,638,333
  3,775,000  RABOBANK CAPITAL FUNDING II+/-++                                           5.26        12/29/2049         3,622,260
  2,350,000  RBS CAPITAL TRUST<<+/-                                                     5.51        09/29/2049         2,130,893
  2,875,000  TCF NATIONAL BANK+/-                                                       5.00        06/15/2014         2,887,319
  1,000,000  TCF NATIONAL BANK                                                          5.50        02/01/2016         1,023,129
  4,000,000  UBS PREFERRED FUNDING TRUST V SERIES 1+/-                                  6.24        05/15/2049         3,744,564
  1,425,000  US BANK NATIONAL ASSOCIATION SERIES BKNT                                   6.38        08/01/2011         1,514,503
  1,250,000  USB CAPITAL IX+/-                                                          6.19        03/29/2049         1,205,188
  2,750,000  WACHOVIA BANK NA CHARLOTTE SERIES BKNT                                     7.80        08/18/2010         2,970,963
  1,900,000  WACHOVIA CAPITAL TRUST I+/-                                                5.80        08/29/2049         1,827,838
                                                                                                                      69,517,896
                                                                                                                  --------------
EDUCATIONAL SERVICES: 0.88%
  2,235,000  MASSACHUSETTS INSTITUTE OF TECHNOLOGY                                      7.25        11/02/2049         3,010,259
  5,000,000  STANFORD UNIVERSITY SERIES MTNA                                            6.16        04/30/2011         5,334,055
                                                                                                                       8,344,314
                                                                                                                  --------------
ELECTRIC, GAS & SANITARY SERVICES: 1.24%
  2,600,000  DUKE ENERGY FIELD SERVICES LLC                                             7.88        08/16/2010         2,798,783
  3,000,000  GREAT RIVER ENERGY++                                                       5.83        07/01/2017         3,105,360
    630,000  MASSEY ENERGY COMPANY                                                      6.63        11/15/2010           612,675
  1,875,000  NEVADA POWER COMPANY SERIES O                                              6.50        05/15/2018         1,944,242
  3,000,000  PEOPLES ENERGY CORPORATION                                                 6.90        01/15/2011         3,196,359
                                                                                                                      11,657,419
                                                                                                                  --------------

Portfolio of Investments--November 30, 2007 (Unaudited)

                                     Wells Fargo Advantage Master Portfolios 117


MANAGED FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

  PRINCIPAL  SECURITY NAME                                                         INTEREST RATE  MATURITY DATE       VALUE
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 0.92%
$ 2,500,000  BAE SYSTEMS HOLDINGS INCORPORATED++                                        6.40%       12/15/2011    $    2,648,625
    350,000  FLEXTRONICS INTERNATIONAL                                                  6.25        11/15/2014           332,938
  2,500,000  METTLER TOLEDO INTERNATIONAL INCORPORATED                                  4.85        11/15/2010         2,561,458
    275,000  MOOG INCORPORATED                                                          6.25        01/15/2015           266,750
  1,670,909  TENASKA ALABAMA II PARTNERS LP++                                           7.00        06/30/2021         1,721,093
  1,150,000  THOMAS & BETTS CORPORATION SERIES MTN                                      6.63        05/07/2008         1,154,222

                                                                                                                       8,685,086
                                                                                                                  --------------
ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES: 0.09%
    860,000  US ONCOLOGY INCORPORATED                                                   9.00        08/15/2012           847,100
                                                                                                                  --------------
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT: 0.06%
    525,000  VALMONT INDUSTRIES INCORPORATED                                            6.88        05/01/2014           522,375
                                                                                                                  --------------
FOOD & KINDRED PRODUCTS: 1.01%
  1,000,000  CADBURY SCHWEPPES US FINANCE LLC++                                         3.88        10/01/2008           991,738
  1,764,000  CONAGRA FOODS INCORPORATED                                                 7.88        09/15/2010         1,922,788
    600,000  CONSTELLATION BRANDS INCORPORATED++                                        7.25        05/15/2017           558,000
    375,000  CONSTELLATION BRANDS INCORPORATED SERIES B                                 8.00        02/15/2008           375,938
    650,000  CORN PRODUCTS INTERNATIONAL INCORPORATED                                   6.00        04/15/2017           678,798
    745,000  COTT BEVERAGES USA INCORPORATED                                            8.00        12/15/2011           681,675
  2,500,000  KELLOGG COMPANY                                                            6.60        04/01/2011         2,660,353
  1,600,000  KRAFT FOODS INCORPORATED                                                   6.25        06/01/2012         1,669,078

                                                                                                                       9,538,368
                                                                                                                  --------------
FURNITURE & FIXTURES: 0.16%
  1,450,000  STEELCASE INCORPORATED                                                     6.50        08/15/2011         1,521,031
                                                                                                                  --------------
HEALTH SERVICES: 0.72%
  3,650,000  AMERICAN ASSOCIATION OF RETIRED PERSONS++                                  7.50        05/01/2031         4,711,157
  2,000,000  SCHERING-PLOUGH CORPORATION                                                6.00        09/15/2017         2,064,270

                                                                                                                       6,775,427
                                                                                                                  --------------
HOLDING & OTHER INVESTMENT OFFICES: 0.79%
    400,000  LIBERTY PROPERTY LP                                                        6.63        10/01/2017           405,262
  3,008,000  MANUFACTURERS & TRADERS TRUST COMPANY+/-                                   5.59        12/28/2020         3,001,503
  2,250,000  NATIONAL CITY BANK OF COLUMBUS SERIES 4                                    7.25        07/15/2010         2,413,910
    250,000  NATIONAL CITY BANK OF KENTUCKY SERIES BKNT                                 6.30        02/15/2011           261,072
  1,275,000  REALTY INCOME CORPORATION                                                  6.75        08/15/2019         1,321,879

                                                                                                                       7,403,626
                                                                                                                  --------------
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 0.51%
  1,100,000  ACTUANT CORPORATION<<++                                                    6.88        06/15/2017         1,072,500
    500,000  AMERICAN STANDARD INCORPORATED                                             8.25        06/01/2009           527,152
  1,425,000  BLACK & DECKER                                                             5.75        11/15/2016         1,452,874
    575,000  BRIGGS & STRATTON CORPORATION                                              8.88        03/15/2011           610,219
    625,000  SCIENTIFIC GAMES CORPORATION                                               6.25        12/15/2012           596,875
    625,000  UNISYS CORPORATION                                                         6.88        03/15/2010           593,750

                                                                                                                       4,853,370
                                                                                                                  --------------
INSURANCE AGENTS, BROKERS & SERVICE: 0.69%
  1,520,000  AEGON NV                                                                   4.75        06/01/2013         1,513,052
  2,000,000  ALLSTATE FINANCIAL GLOBAL FUNDING++                                        6.50        06/14/2011         2,151,536
  2,670,000  NLV FINANCIAL CORPORATION++                                                7.50        08/15/2033         2,859,738

                                                                                                                       6,524,326
                                                                                                                  --------------

118 Wells Fargo Advantage Master Portfolios

                         Portfolio of Investments--November 30, 2007 (Unaudited)


MANAGED FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

  PRINCIPAL  SECURITY NAME                                                         INTEREST RATE  MATURITY DATE       VALUE
INSURANCE CARRIERS: 2.71%
$ 2,675,000  BLUE CROSS & Blue Shield of Florida++                                      8.25%       11/15/2011    $    3,061,489
  3,200,000  JOHN HANCOCK GLOBAL FUNDING II++                                           7.90        07/02/2010         3,498,694
    750,000  LINCOLN NATIONAL CORPORATION                                               6.20        12/15/2011           792,959
  1,700,000  METLIFE GLOBAL FUNDING++                                                   5.13        11/09/2011         1,744,994
  4,450,000  MINNESOTA LIFE INSURANCE COMPANY++                                         8.25        09/15/2025         5,530,193
  2,730,000  MONUMENTAL GLOBAL FUNDING II++                                             4.63        03/15/2010         2,762,105
  2,900,000  NEW YORK LIFE GLOBAL FUNDING++                                             5.38        09/15/2013         2,994,497
  2,145,000  PRINCIPAL LIFE GLOBAL FUNDING I++                                          6.25        02/15/2012         2,295,135
  1,385,000  SAFECO CORPORATION                                                         4.88        02/01/2010         1,415,431
  1,415,000  WR BERKLEY CORPORATION                                                     5.13        09/30/2010         1,458,487

                                                                                                                      25,553,984
                                                                                                                  --------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL &
OPTICAL GOODS:  0.06%
    589,000  BIO-RAD LABORATORIES INCORPORATED                                          6.13        12/15/2014           568,385
                                                                                                                  --------------
MISCELLANEOUS MANUFACTURING INDUSTRIES: 0.40%
  3,300,000  GENERAL ELECTRIC COMPANY                                                   5.00        02/01/2013         3,343,916
    360,000  HONEYWELL INTERNATIONAL INCORPORATED                                       6.13        11/01/2011           381,796

                                                                                                                       3,725,712
                                                                                                                  --------------
MISCELLANEOUS RETAIL: 0.12%
    600,000  AMERIGAS PARTNERS LP                                                       7.25        05/20/2015           582,000
    545,000  LAMAR MEDIA CORPORATION                                                    6.63        08/15/2015           517,750

                                                                                                                       1,099,750
                                                                                                                  --------------
MOTION PICTURES: 0.44%
  3,000,000  TIME WARNER INCORPORATED                                                   6.75        04/15/2011         3,130,659
    985,000  VIACOM INCORPORATED                                                        7.70        07/30/2010         1,050,187
                                                                                                                       4,180,846
                                                                                                                  --------------
NON-DEPOSITORY CREDIT INSTITUTIONS: 0.29%
  2,750,000  FORD MOTOR CREDIT COMPANY                                                  7.38        10/28/2009         2,603,697
    200,000  GENERAL MOTORS ACCEPTANCE CORPORATION+/-                                   7.56        12/01/2014           164,005

                                                                                                                       2,767,702
                                                                                                                  --------------
OIL & GAS EXTRACTION: 0.41%
  1,350,000  CHESAPEAKE ENERGY CORPORATION                                              7.50        06/15/2014         1,380,375
    150,000  CHESAPEAKE ENERGY CORPORATION                                              6.38        06/15/2015           144,000
    400,000  MARKWEST ENERGY PARTNERS/FINANCE CORPORATION                               6.88        11/01/2014           377,000
    700,000  PARKER DRILLING COMPANY                                                    9.63        10/01/2013           745,500
    250,000  POGO PRODUCING COMPANY                                                     6.63        03/15/2015           252,500
    545,000  PRIDE INTERNATIONAL INCORPORATED                                           7.38        07/15/2014           558,625
    440,000  RANGE RESOURCES CORPORATION                                                7.38        07/15/2013           445,500

                                                                                                                       3,903,500
                                                                                                                  --------------
PAPER & ALLIED PRODUCTS: 0.07%
    680,000  ROCK-TENN COMPANY                                                          8.20        08/15/2011           688,500
                                                                                                                  --------------
PERSONAL SERVICES: 0.04%
    400,000  SERVICES CORPORATE INTERNATIONAL                                           7.38        10/01/2014           396,000
                                                                                                                  --------------
PETROLEUM REFINING & RELATED INDUSTRIES: 0.15%
  1,210,000  FRONTIER OIL CORPORATION                                                   6.63        10/01/2011         1,200,925
    225,000  TESORO CORPORATION                                                         6.63        11/01/2015           222,750

                                                                                                                       1,423,675
                                                                                                                  --------------

Portfolio of Investments--November 30, 2007 (Unaudited)

                                    Wells Fargo Advantage Master Poortfolios 119


MANAGED FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

  PRINCIPAL  SECURITY NAME                                                         INTEREST RATE  MATURITY DATE       VALUE
PRIMARY METAL INDUSTRIES: 0.07%
$   275,000  CENTURY ALUMINUM COMPANY                                                   7.50%       08/15/2014    $      269,844
    100,000  INTERNATIONAL STEEL GROUP                                                  6.50        04/15/2014           104,821
    295,000  STEEL DYNAMICS++                                                           7.38        11/01/2012           292,788

                                                                                                                         667,453
                                                                                                                  --------------
REAL ESTATE: 0.39%
  1,300,000  HOUSING URBAN DEVELOPMENT SERIES 04-A                                      5.08        08/01/2013         1,361,237
    500,000  REALTY INCOME CORPORATION                                                  5.50        11/15/2015           491,064
    500,000  ROUSE COMPANY                                                              5.38        11/26/2013           436,122
  1,250,000  SHURGARD STORAGE CENTERS                                                   7.75        02/22/2011         1,365,218

                                                                                                                       3,653,641
                                                                                                                  --------------
REAL ESTATE INVESTMENT TRUSTS (REITS): 0.59%
  2,500,000  DEVELOPERS DIVERSIFIED REALTY CORPORATION                                  3.88        01/30/2009         2,475,018
    800,000  HOST MARRIOTT LP                                                           7.13        11/01/2013           802,000
    800,000  PROLOGIS TRUST                                                             5.25        11/15/2010           799,577
  1,500,000  SIMON PROPERTY GROUP LP                                                    5.75        05/01/2012         1,534,397

                                                                                                                       5,610,992
                                                                                                                  --------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 1.43%
  2,750,000  CHARLES SCHWAB CORPORATION                                                 6.38        09/01/2017         2,840,291
  1,500,000  GOLDMAN SACHS CAPITAL II+/-                                                5.79        12/29/2049         1,339,982
  2,500,000  GOLDMAN SACHS GROUP INCORPORATED<<                                         6.88        01/15/2011         2,655,448
    500,000  MERRILL LYNCH & Company                                                    6.05        08/15/2012           507,768
  2,750,000  MERRILL LYNCH & Company<<                                                  6.05        05/16/2016         2,691,318
  3,250,000  MORGAN STANLEY                                                             6.75        04/15/2011         3,413,342

                                                                                                                      13,448,149
                                                                                                                  --------------
SOCIAL SERVICES: 0.01%
    100,000  SERVICE CORPORPORATION INTERNATIONAL                                       7.88        02/01/2013           101,772
                                                                                                                  --------------
STONE, CLAY, GLASS & CONCRETE PRODUCTS: 0.04%
    330,000  OWENS-BROCKWAY GLASS CONTAINERS                                            8.88        02/15/2009           331,238
                                                                                                                  --------------
TRANSPORTATION BY AIR: 0.35%
  3,075,475  FEDEX CORPORATION SERIES 97-B                                              7.52        01/15/2018         3,260,003
                                                                                                                  --------------
TRANSPORTATION EQUIPMENT: 0.31%
  2,100,000  GENERAL MOTORS ACCEPTANCE CORPORATION<<                                    5.13        05/09/2008         2,038,010
    860,000  NAVISTAR INTERNATIONAL CORPORATION<<(i)                                    7.50        06/15/2011           860,000

                                                                                                                       2,898,010
                                                                                                                  --------------
WATER TRANSPORTATION: 0.04%
    400,000  OVERSEAS SHIPHOLDING GROUP                                                 8.25        03/15/2013           409,000
                                                                                                                  --------------
WHOLESALE TRADE NON-DURABLE GOODS: 0.04%
    400,000  STEWART ENTERPRISES++                                                      6.25        02/15/2013           380,000
                                                                                                                  --------------
TOTAL CORPORATE BONDS & NOTES (COST $232,193,535)                                                                    236,336,033
                                                                                                                  --------------

FOREIGN CORPORATE BONDS@: 1.33%
  2,000,000  BARCLAYS BANK PLC+/-++                                                     5.93        12/15/2016         1,818,316
  2,245,000  BARCLAYS BANK PLC+/-++                                                     8.55        09/29/2049         2,434,543
  2,750,000  CONOCOPHILLIPS (CANADA)                                                    5.63        10/15/2016         2,824,088
  1,229,000  DELHAIZE GROUP                                                             6.50        06/15/2017         1,258,038
    200,000  ISPAT INLAND ULC                                                           9.75        04/01/2014           218,605

120 Wells Fargo Advantage Master Portfolios

                         Portfolio of Investments--November 30, 2007 (Unaudited)


MANAGED FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

  PRINCIPAL  SECURITY NAME                                                         INTEREST RATE  MATURITY DATE       VALUE
FOREIGN CORPORATE BONDS (continued)
$ 1,100,000  PEARSON PLC (UK) PRIVATE PLACEMENT++                                      7.00%        06/15/2011     $   1,192,495
  2,500,000  SABMILLER PLC++                                                           6.20         07/01/2011         2,617,410
    150,000  SEAGATE TECHNOLOGY HDD HOLDINGS                                           6.38         10/01/2011           148,688

TOTAL FOREIGN CORPORATE BONDS (COST $12,412,562)                                                                      12,512,183
                                                                                                                   -------------
MUNICIPAL BONDS & NOTES: 7.53%
  1,000,000  CITY OF CHICAGO IL SERIES C (PROPERTY TAX REVENUE LOC)                    4.88         01/01/2015         1,003,020
  1,000,000  CITY OF CHICAGO IL TAXABLE SERIES D                                       5.44         01/01/2024         1,021,770
  2,500,000  DUKE UNIVERSITY TAXABLE SERIES A                                          5.85         04/01/2037         2,665,825
  5,030,000  HUDSON COUNTY NJ IMPROVEMENT AUTHORITY FACILITIES LEASING
             REVENUE (FSA INSURED)                                                     7.40         12/01/2025         6,227,542
  5,160,000  INDIANA BOND BANK STATE REVENUE SCHOOL SEVERANCE FUND 8-A
             (FGIC INSURED)                                                            4.73         01/15/2014         5,161,084
  1,125,000  INDIANA STATE HOUSING & COMMUNITY DEVELOPMENT AUTHORITY
             SERIES A-2 (SFMR)                                                         5.51         01/01/2039         1,139,535
  5,000,000  INDIANA STATE HOUSING & COMMUNITY DEVELOPMENT AUTHORITY
             SFMR SERIES D-2 (HOUSING REVENUE, GNMA/FNMA INSURED)                      5.41         07/01/2038         5,013,750
  1,215,000  KENTUCKY HOUSING CORPORATION HOUSING REVENUE SERIES D                     5.15         01/01/2013         1,244,950
    440,000  KENTUCKY HOUSING CORPORATION HOUSING REVENUE SERIES D                     5.21         01/01/2014           451,273
    990,000  KENTUCKY HOUSING CORPORATION HOUSING REVENUE SERIES D                     5.75         07/01/2037         1,005,781
  1,215,000  KENTUCKY HOUSING CORPORATION HOUSING REVENUE SERIES J                     5.92         07/01/2034         1,258,704
    890,000  LA CROSSE WI SERIES B                                                     5.00         12/01/2009           902,567
    940,000  LA CROSSE WI SERIES B                                                     5.20         12/01/2010           955,783
  2,210,000  LOYOLA UNIVERSITY ILLINOIS                                                4.80         07/01/2013         2,208,807
  2,000,000  MINNEAPOLIS & ST. PAUL MN METROPOLITAN AIRPORTS COMMISSION
             SERIES 15                                                                 6.05         01/01/2012         2,127,480
  2,055,000  MINNESOTA STATE HOUSING FINANCE AGENCY RESIDENTIAL HOUSING
             FINANCE SERIES H                                                          5.85         07/01/2036         2,129,186
  4,520,000  MINNESOTA STATE HOUSING FINANCE AGENCY RESIDENTIAL HOUSING
             FINANCE SERIES J                                                          6.13         07/01/2038         4,618,717
  3,000,000  NEW YORK STATE ENVIRONMENTAL FACILITIES CORPORATION STATE
             PERSONAL INCOME TAX REVENUE SERIES B                                      4.90         12/15/2011         3,053,070
  1,500,000  OHIO COUNTY WEST VIRGINIA COUNTY COMMON SPECIAL DISTRICT EXCISE
             TAX REVENUE SERIES A                                                      8.25         03/01/2035         1,578,735
  4,000,000  OHIO STATE HOUSING FINANCE AGENCY RESIDENTIAL MORTGAGE REVENUE
             SERIES K                                                                  5.97         03/01/2029         4,072,440
  2,460,000  OHIO STATE HOUSING FINANCE AGENCY RESIDENTIAL MORTGAGE REVENUE
             SERIES O (GNMA/FNMA INSURED)                                              5.47         09/01/2025         2,531,807
  3,175,000  PENNSYLVANIA HOUSING FINANCE AGENCY SFMR SERIES 93C                       5.84         04/01/2037         3,311,970
  2,000,000  STATE OF NEW HAMPSHIRE HFA SFMR SERIES D                                  5.53         07/01/2037         2,021,240
  7,700,000  STATE OF TEXAS BRAZOS HIGHER EDUCATION AUTHORITY INCORPORATED
             SERIES 2005-4 CLASS A5+/-SS.                                              4.91         12/01/2040         7,752,822
  1,000,000  STATE OF TEXAS VETERANS HOUSING FUND SERIES I-C (GO, VA GUARANTEED)       7.15         12/01/2009         1,055,960
  4,115,000  WISCONSIN HOUSING & ECONOMIC DEVELOPMENT AUTHORITY HOME
             OWNERSHIP REVENUE SERIES D                                                5.81         03/01/2037         4,325,153
  2,145,000  WISCONSIN HOUSING & ECONOMIC DEVELOPMENT AUTHORITY HOME
             OWNERSHIP REVENUE SERIES F                                                5.73         09/01/2037         2,221,748

TOTAL MUNICIPAL BONDS & NOTES (COST $68,482,360)                                                                      71,060,719
                                                                                                                   -------------

     SHARES
PRIVATE INVESTMENT PARTNERSHIPS: 0.19%
        269  PPM AMERICA CBO II LP+(i)                                                                                     2,382
  2,500,000  TOLL ROAD INVESTMENT PARTNERSHIP II LP++                                                                  1,771,213

TOTAL PRIVATE INVESTMENT PARTNERSHIPS (COST $1,901,475)                                                                1,773,595
                                                                                                                   -------------

  PRINCIPAL
TERM LOANS: 0.62%
$   414,555  ARAMARK CORPORATION TERM LOAN B                                           7.36         01/26/2014           392,791
     32,921  ARAMARK CORPORATION TERM LOAN C                                           7.36         01/26/2014            31,275
    600,000  BOSTON SCIENTIFIC CORPORATION TERM LOAN+/-                                6.08         04/21/2011           558,000
    600,000  BSC INTERNATIONAL HOLDING TERM LOAN                                       6.10         04/21/2011           570,000

Portfolio of Investments--November 30, 2007 (Unaudited)

                                     Wells Fargo Advantage Master Portfolios 121


MANAGED FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

  PRINCIPAL  SECURITY NAME                                                         INTEREST RATE  MATURITY DATE       VALUE
TERM LOANS (CONTINUED)
$   911,791  CITGO PETROLEUM CORPORATION TERM LOAN+/-                                  6.70%        11/15/2012     $     898,106
  1,500,000  FLEXTRONICS INTERNATIONAL TERM LOAN                                       7.08         10/01/2012         1,458,750
    491,250  GEORGIA PACIFIC CORPORATION 1ST LIEN TERM LOAN B+/-                       7.09         12/20/2012           465,400
  1,477,500  OSHKOSH TRUCK CORPORATION TERM LOAN                                       7.36         12/06/2013         1,420,554

TOTAL TERM LOANS (COST $6,013,271)                                                                                     5,794,876
                                                                                                                   -------------
US TREASURY SECURITIES: 2.28%

US TREASURY BONDS: 2.28%
    650,000  US TREASURY BOND<<                                                        7.25         08/15/2022           851,652
  2,040,000  US TREASURY BOND<<                                                        6.25         08/15/2023         2,463,936
  1,310,000  US TREASURY BOND<<                                                        6.75         08/15/2026         1,689,696
  5,300,000  US TREASURY BOND - INFLATION PROTECTED&<<                                 2.38         01/15/2025         6,235,364
  6,725,000  US TREASURY BOND - INFLATION PROTECTED&<<                                 3.38         04/15/2032        10,289,302

                                                                                                                      21,529,950
                                                                                                                   -------------

TOTAL US TREASURY SECURITIES (COST $19,514,279)                                                                       21,529,950
                                                                                                                   -------------
COLLATERAL FOR SECURITIES LENDING: 21.57%

COLLATERAL INVESTED IN OTHER ASSETS: 21.57%
  2,780,864  ALPINE SECURITIZATION CORPORATION++                                       4.70         12/04/2007         2,780,503
      7,843  AMERICAN GENERAL FINANCE CORPORATION+/-                                   5.33         01/18/2008             7,844
    641,738  AMSTEL FUNDING CORPORATION                                                5.20         12/04/2007           641,654
    427,825  ASPEN FUNDING CORPORATION                                                 4.99         12/27/2007           426,452
  2,852,168  ATLAS CAPITAL FUNDING CORPORATION+/-++                                    4.78         04/25/2008         2,851,569
  2,852,168  ATOMIUM FUNDING LLC++                                                     5.10         12/04/2007         2,851,798
  6,417,379  BARCLAYS REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY
             VALUE $6,419,967)                                                         4.84         12/03/2007         6,417,379
    713,042  BARTON CAPITAL CORPORATION++                                              4.75         12/07/2007           712,671
  3,565,210  BASF FINANCE EUROPE NV+/-++                                               5.17         10/17/2008         3,560,112
  3,565,210  BEAR STEARNS & COMPANY INCORPORATED INTERNATIONAL REPURCHASE
             AGREEMENT - 102% COLLATERALIZED (MATURITY VALUE $3,566,618)               4.74         12/03/2007         3,565,210
 10,695,631  BEAR STEARNS & COMPANY INCORPORATED REPURCHASE AGREEMENT - 102%
             COLLATERALIZED (MATURITY VALUE $10,699,900)                               4.79         12/03/2007        10,695,631
  2,139,126  BNP PARIBAS+/-                                                            4.85         11/07/2008         2,139,126
 14,260,842  BNP PARIBAS REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY
             VALUE $14,266,511)                                                        4.77         12/03/2007        14,260,842
  4,991,295  CHARIOT FUNDING LLC++                                                     4.70         12/05/2007         4,989,997
  1,497,388  CHARIOT FUNDING LLC                                                       5.02         12/28/2007         1,492,372
  2,032,170  CHEYNE FINANCE LLC+/-++^^                                                 4.61         02/25/2008         1,828,953
    713,042  CIT GROUP INCORPORATED+/-                                                 5.67         12/19/2007           711,773
 14,290,628  CITIGROUP REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY
             VALUE $14,296,309)                                                        4.77         12/03/2007        14,290,628
  4,064,340  CLIPPER RECEIVABLES CORPORATION                                           4.75         12/03/2007         4,064,340
  2,566,952  CLIPPER RECEIVABLES CORPORATION++                                         5.13         12/14/2007         2,563,229
  3,565,210  CRC FUNDING LLC++                                                         4.90         12/05/2007         3,564,284
  1,604,345  CREDIT AGRICOLE SA+/-                                                     5.02         02/25/2008         1,604,282
 17,826,052  CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT - 102%
             COLLATERALIZED (MATURITY VALUE $17,833,168)                               4.79         12/03/2007        17,826,052
  1,782,605  CULLINAN FINANCE CORPORATION+/-++                                         4.76         08/04/2008         1,770,858
  1,426,084  FAIRWAY FINANCE CORPORATION++                                             4.73         12/06/2007         1,425,528
  2,424,343  FAIRWAY FINANCE CORPORATION++                                             5.03         12/10/2007         2,422,137
  1,853,909  FALCON ASSET SECURITIZATION CORPORATION                                   5.02         12/24/2007         1,848,756
  2,852,168  GALLEON CAPITAL LLC++                                                     4.90         12/04/2007         2,851,798
  2,495,647  GALLEON CAPITAL LLC                                                       4.82         12/07/2007         2,494,350
  1,140,867  GENERAL ELECTRIC CAPITAL ASSURANCE COMPANY+/-                             4.74         06/16/2008         1,140,867
  2,495,647  ING (USA) ANNUITY & LIFE INSURANCE COMPANY+/-                             4.73         08/16/2008         2,495,647
  2,566,952  KESTREL FUNDING US LLC+/-++                                               4.76         02/25/2008         2,565,052
  5,347,816  KITTY HAWK FUNDING CORPORATION                                            4.74         12/06/2007         5,345,730

122 Wells Fargo Advantage Master Portfolios

                         Portfolio of Investments--November 30, 2007 (Unaudited)


MANAGED FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

  PRINCIPAL  SECURITY NAME                                                         INTEREST RATE  MATURITY DATE         VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$ 5,347,816  LIQUID FUNDING LIMITED+/-++                                               5.70%        06/11/2008    $    5,348,511
     71,304  M&I MARSHALL & ILSLEY BANK SERIES BKNT+/-                                 4.84         02/15/2008            71,230
 14,260,842  MERRILL LYNCH & COMPANY INCORPORATED REPURCHASE AGREEMENT -
             102% COLLATERALIZED (MATURITY VALUE $14,266,487)                          4.75         12/03/2007        14,260,842
     53,478  MERRILL LYNCH & COMPANY INCORPORATED SERIES MTNB+/-                       5.45         01/02/2008            53,461
  1,782,605  METLIFE GLOBAL FUNDING I+/-++                                             4.71         10/21/2008         1,778,808
  1,069,563  MORGAN STANLEY+/-                                                         4.76         04/07/2008         1,069,563
  5,339,518  MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED
             (MATURITY VALUE $5,341,640)                                               4.77         12/03/2007         5,339,518
  5,704,337  MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED
             (MATURITY VALUE $5,706,604)                                               4.77         12/03/2007         5,704,337
  1,096,302  MORGAN STANLEY SERIES EXL+/-                                              4.78         10/15/2008         1,096,302
  1,940,642  NATEXIS BANQUES POPULAIRES+/-                                             4.84         01/25/2008         1,939,477
  1,782,605  NATEXIS BANQUES POPULAIRES+/-++                                           4.90         09/08/2008         1,782,605
    499,129  OLD LINE FUNDING CORPORATION++                                            5.06         12/17/2007           498,211
  1,269,215  PREMIUM ASSET TRUST+/-++                                                  5.29         07/15/2008         1,268,961
  3,348,089  RACERS TRUST SERIES 2004-6-MM+/-++                                        4.93         03/22/2008         3,348,089
  2,780,864  RANGER FUNDING CORPORATION++                                              4.86         12/17/2007         2,775,747
    499,129  SCALDIS CAPITAL LIMITED                                                   5.06         12/14/2007           498,406
  1,426,084  SLM CORPORATION+/-++                                                      4.66         05/12/2008         1,415,360
  2,139,126  SOLITAIRE FUNDING LLC                                                     4.99         12/26/2007         2,132,538
  3,137,385  SOLITAIRE FUNDING LLC                                                     4.99         12/31/2007         3,125,620
  2,852,168  STANFIELD VICTORIA FUNDING LLC+/-++                                       5.23         04/03/2008         2,818,142
  1,665,595  THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED++                      4.90         12/07/2007         1,664,729
  1,370,396  THE TRAVELERS INSURANCE COMPANY+/-                                        4.74         02/08/2008         1,370,368
  7,130,421  TRANSAMERICA OCCIDENTAL LIFE INSURANCE+/-                                 4.89         08/01/2008         7,130,421
  1,782,605  UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+/-++                        4.69         10/08/2008         1,780,520
    385,043  UNICREDITO ITALIANO BANK (NEW YORK) SERIES YCD+/-                         5.62         12/03/2007           385,184
    121,217  UNICREDITO ITALIANO BANK (NEW YORK) SERIES YCD+/-                         5.70         12/13/2007           121,218
  1,925,214  VERSAILLES CDS LLC                                                        4.97         12/05/2007         1,924,713
  1,069,563  VERSAILLES CDS LLC                                                        5.11         12/11/2007         1,068,443
  1,782,605  VICTORIA FINANCE LLC+/-++^^                                               4.69         05/02/2008         1,782,605
  1,782,605  VICTORIA FINANCE LLC+/-++^^                                               4.78         08/07/2008         1,782,605

                                                                                                                     203,543,958
                                                                                                                  --------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $203,747,172)                                                          203,543,958
                                                                                                                  --------------

Portfolio of Investments--November 30, 2007 (Unaudited)

                                     Wells Fargo Advantage Master Portfolios 123


MANAGED FIXED INCOME PORTFOLIO
--------------------------------------------------------------------------------

     SHARES  SECURITY NAME                                                                                              VALUE
SHORT-TERM INVESTMENTS: 1.24%
 11,730,159  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                         $   11,730,159
                                                                                                                  --------------

TOTAL SHORT-TERM INVESTMENTS (COST $11,730,159)                                                                       11,730,159
                                                                                                                  --------------

TOTAL INVESTMENTS IN SECURITIES
(COST $1,130,566,169)*                      120.47%                                                               $1,136,595,053

OTHER ASSETS AND LIABILITIES, NET           (20.47)                                                                 (193,112,888)
                                            ------                                                                --------------

TOTAL NET ASSETS                            100.00%                                                               $  943,482,165
                                            ------                                                                --------------

--------------------------------------------------------------------------------
+/-   VARIABLE RATE INVESTMENTS.

(c) Interest-only securities entitle holders to receive only the interest payments on the underlying mortgages. The principal amount shown is the notional amount of the underlying mortgages. Interest rate disclosed represents the coupon rate.

 ++    Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

SS. These securities are subject to a demand feature which reduces the effective maturity.

  @   Foreign bond principal is denominated in US dollars.

  & U.S. Treasury inflation-protection securities (TIPS) are securities in which the principal amount is adjusted for inflation and the semi-annual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

 <<   All or a portion of this security is on loan. (See Note 2)

  ~ This Wells Fargo Advantage Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Advantage Money Market Fund. The Fund does not pay an investment advisory fee for such investments.

 ^^ This security is currently in default with regard to scheduled interest and/or principal payments.

  +   Non-income earning securities.

(i)   Illiquid security.

+++   Security of an affiliate of the Fund with a cost of $11,730,159.

  * Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

      The accompanying notes are an integral part of these financial statements.

124 Wells Fargo Advantage Master Portfolios

                         Portfolio of Investments--November 30, 2007 (Unaudited)


STABLE INCOME PORTFOLIO
--------------------------------------------------------------------------------

  PRINCIPAL  SECURITY NAME                                                         INTEREST RATE  MATURITY DATE       VALUE
AGENCY NOTES - INTEREST BEARING: 1.01%

FEDERAL HOME LOAN BANK: 0.91%
$ 5,530,000  FHLB<<                                                                     4.25%       05/16/2008     $   5,524,658
                                                                                                                   -------------
FEDERAL HOME LOAN MORTGAGE CORPORATION: 0.10%
    630,000  FHLMC<<                                                                    4.30        05/05/2008           630,123
                                                                                                                   -------------

TOTAL AGENCY NOTES - INTEREST BEARING (COST $6,140,304)                                                                6,154,781
                                                                                                                   -------------
AGENCY SECURITIES: 21.76%

FEDERAL AGENCY & GOVERNMENT: 0.11%
    140,587  SBA #500957+/-                                                             8.50        07/25/2014           142,445
     81,864  SBA #501224+/-                                                             6.50        06/25/2015            82,880
     14,778  SBA #502966+/-                                                             8.98        05/25/2015            15,212
    100,633  SBA #503405+/-                                                             8.13        05/25/2016           105,105
    295,129  SBA #503611+/-                                                             7.63        12/25/2021           306,527

                                                                                                                         652,169
                                                                                                                   -------------
FEDERAL HOME LOAN MORTGAGE CORPORATION: 4.07%
  4,682,408  FHLMC #1G0052<<+/-                                                         4.79        02/01/2035         4,690,197
    120,091  FHLMC #786614+/-                                                           7.32        08/01/2025           121,835
     83,363  FHLMC #845151+/-                                                           7.01        06/01/2022            83,981
     13,665  FHLMC #846367+/-                                                           7.29        04/01/2029            13,877
  3,576,112  FHLMC #E02227<<                                                            6.00        11/01/2021         3,650,854
  1,077,361  FHLMC #E90573                                                              6.00        07/01/2017         1,100,314
  5,151,022  FHLMC #G11693                                                              5.00        05/15/2020         5,230,903
  8,264,950  FHLMC #G11696<<                                                            5.50        05/15/2020         8,353,046
  1,514,211  FHLMC #G90030                                                              7.50        07/17/2017         1,569,116

                                                                                                                      24,814,123
                                                                                                                   -------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION: 17.58%
  3,912,811  FNMA # 936591<<+/-                                                         5.71        04/01/2037         3,939,648
    162,765  FNMA #155506+/-                                                            7.06        04/01/2022           164,339
    416,855  FNMA #190815+/-                                                            4.57        07/01/2017           418,699
    154,658  FNMA #253482                                                               8.50        10/01/2030           165,115
  2,254,634  FNMA #289517<<+/-                                                          5.61        04/01/2034         2,263,733
  5,124,170  FNMA #295541<<+/-                                                          5.63        10/01/2032         5,154,377
     42,838  FNMA #318464+/-                                                            6.88        04/01/2025            43,559
     56,812  FNMA #331866+/-                                                            7.05        12/01/2025            57,531
  2,966,328  FNMA #420263<<+/-                                                          5.53        10/01/2024         2,979,448
  2,576,866  FNMA #420264<<+/-                                                          5.53        07/01/2034         2,588,263
  1,612,530  FNMA #460223<<                                                             5.95        01/01/2009         1,623,157
 15,000,000  FNMA #460900<<                                                             3.92        01/01/2008        14,940,810
  3,914,160  FNMA #462209<<+/-                                                          5.89        04/01/2036         3,939,258
     26,195  FNMA #46698+/-                                                             6.55        12/01/2015            26,134
    964,235  FNMA #545643<<                                                             6.17        12/01/2008           965,403
  1,496,132  FNMA #545927<<                                                             6.50        12/01/2015         1,539,647
  2,318,809  FNMA #631367<<                                                             5.50        02/01/2017         2,346,009
  3,343,241  FNMA #686043<<+/-                                                          4.42        07/01/2033         3,424,245
  2,138,629  FNMA #693015+/-                                                            4.01        06/01/2033         2,157,778
  1,149,189  FNMA #732003+/-                                                            4.40        09/01/2033         1,163,739
  2,472,219  FNMA #734329<<+/-                                                          4.20        06/01/2033         2,472,899
  2,406,374  FNMA #735572                                                               5.00        04/01/2014         2,440,609
  4,001,031  FNMA #735977<<+/-                                                          4.71        08/01/2035         3,991,725
  3,870,154  FNMA #739757<<+/-                                                          3.99        08/01/2033         3,852,072
  3,160,454  FNMA #741447+/-                                                            3.92        10/01/2033         3,166,802
  2,691,489  FNMA #741454<<+/-                                                          4.10        10/01/2033         2,717,696

Portfolio of Investments--November 30, 2007 (Unaudited)

                                     Wells Fargo Advantage Master Portfolios 125


STABLE INCOME PORTFOLIO
--------------------------------------------------------------------------------

  PRINCIPAL  SECURITY NAME                                                         INTEREST RATE  MATURITY DATE       VALUE
FEDERAL NATIONAL MORTGAGE ASSOCIATION (Continued)
$ 4,135,833  FNMA #745649<<+/-                                                          4.57%       11/01/2035     $   4,023,677
  2,572,798  FNMA #750805<<+/-                                                          4.68        11/25/2033         2,575,851
  2,622,259  FNMA #764265+/-                                                            4.21        05/01/2034         2,592,948
  1,456,038  FNMA #783249<<+/-                                                          6.06        04/01/2044         1,470,589
  4,951,375  FNMA #783251<<+/-                                                          6.06        04/01/2044         4,997,832
  7,914,168  FNMA #789463+/-                                                            4.36        06/01/2034         7,875,097
  1,854,337  FNMA #806504<<+/-                                                          6.18        10/01/2034         1,875,133
  1,791,612  FNMA #806505<<+/-                                                          6.13        10/01/2044         1,813,892
  3,990,123  FNMA #826179<<+/-                                                          4.70        07/01/2035         3,983,817
  3,532,083  FNMA #834933<<+/-                                                          5.04        07/01/2035         3,543,545
  2,511,891  FNMA #849014<<+/-                                                          5.52        01/01/2036         2,540,794
  1,250,000  FNMA #874245                                                               5.48        01/01/2011         1,263,526

                                                                                                                     107,099,396
                                                                                                                   -------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION: 0.00%
      1,793  GNMA #780533                                                               7.00        07/15/2008             1,859
                                                                                                                   -------------

TOTAL AGENCY SECURITIES (COST $132,329,812)                                                                          132,567,547
                                                                                                                   -------------
ASSET BACKED SECURITIES: 21.41%
    108,109  ASSET BACKED SECURITIES CORPORATION HOME EQUITY SERIES
             2001-HE2 CLASS A1+/-                                                       5.17        06/15/2031           106,034
  3,000,000  BANK OF AMERICA CREDIT CARD TRUST SERIES 2006-A6 CLASS A6+/-               4.68        11/15/2013         2,971,850
  4,300,000  BANK OF AMERICA SECURITIES AUTO TRUST SERIES 2006-G1 CLASS A4              5.17        12/20/2010         4,328,550
  3,000,000  BANK ONE ISSUANCE TRUST SERIES 2003-B3 CLASS B3+/-                         4.97        05/16/2011         2,991,862
  3,000,000  CATERPILLAR FINANCIAL ASSET TRUST SERIES 2007-A CLASS A3B+/-               5.26        06/25/2012         2,993,012
  3,000,000  CHASE ISSUANCE TRUST SERIES 2005-A8 CLASS A8+/-                            4.69        10/15/2012         2,980,058
  2,231,965  CHASE MANHATTAN AUTO OWNER TRUST SERIES 2005-A CLASS A3                    3.87        06/15/2009         2,221,601
  3,000,000  CITIBANK CREDIT CARD ISSUANCE TRUST SERIES 2005-B1 CLASS B1                4.40        09/15/2008         2,984,309
  2,850,000  COLLEGE LOAN CORPORATE TRUST SERIES 2006-A CLASS A3+/-                     5.17        10/25/2025         2,792,881
  8,000,000  COLLEGE LOAN CORPORATION TRUST SERIES 2006-1 CLASS AIO(c)                 10.00        07/25/2008           558,240
  1,332,391  COUNTRYWIDE ASSET BACKED CERTIFICATES SERIES 2003-BC1 CLASS A1+/-          5.59        03/25/2033         1,317,493
    208,801  COUNTRYWIDE ASSET BACKED CERTIFICATES SERIES 2003-SD2 CLASS A1+/-++        5.29        09/25/2032           204,241
    663,419  COUNTRYWIDE ASSET BACKED CERTIFICATES SERIES 2004-SD2 CLASS A1+/-++        5.24        11/25/2033           637,425
  1,143,663  COUNTRYWIDE ASSET BACKED CERTIFICATES SERIES 2006-SD2 CLASS
             1A1+/-++                                                                   5.14        11/25/2036         1,097,917
    431,574  COUNTRYWIDE HOME EQUITY LOAN TRUST SERIES 2002-G CLASS A+/-                5.02        12/15/2028           422,816
  2,207,742  COUNTRYWIDE HOME EQUITY LOAN TRUST SERIES 2005-M CLASS A1+/-               4.89        02/15/2035         2,172,494
  2,519,952  FIFTH THIRD HOME EQUITY LOAN TRUST SERIES 2003-1 CLASS A+/-                4.99        09/20/2023         2,473,971
    263,819  FIRST HORIZON ABS TRUST SERIES 2004-HE1 CLASS A+/-                         5.08        01/25/2024           259,904
  1,031,181  FIRST HORIZON ABS TRUST SERIES 2004-HE3 CLASS A+/-                         5.16        10/25/2034         1,015,130
  1,484,760  FIRST HORIZON ABS TRUST SERIES 2006-HE1 CLASS A+/-                         5.03        10/25/2034         1,326,059
  3,707,294  FIRST HORIZON ABS TRUST SERIES 2007-HE1 CLASS A+/-                         5.00        09/25/2029         3,370,019
  1,933,283  FLEET HOME EQUITY LOAN TRUST SERIES 2003-1 CLASS A+/-                      4.99        01/20/2033         1,859,228
  4,000,000  GCO EDUCATION LOAN FUNDING TRUST SERIES 2007-1A CLASS A4L+/-++             5.53        05/26/2020         3,954,840
  4,000,000  GE CORPORATE AIRCRAFT FINANCING LLC SERIES 2005-1A CLASS A3+/-++           5.05        08/26/2019         3,992,240
  2,404,921  GE EQUIPMENT SMALL TICKET LLC SERIES 2005-1A CLASS A3++                    4.38        07/22/2009         2,401,389
    369,246  GOLDEN SECURITIES CORPORATION SERIES 2003-A CLASS A1+/-++                  5.02        12/02/2013           369,201
    473,017  GREENPOINT HOME EQUITY LOAN TRUST SERIES 2004-1 CLASS A+/-                 5.02        07/25/2029           468,203
    223,680  GREENPOINT HOME EQUITY LOAN TRUST SERIES 2004-3 CLASS A+/-                 4.88        03/15/2035           220,515
  2,587,504  GS AUTO LOAN TRUST SERIES 2005-1 CLASS A3                                  4.45        05/17/2010         2,581,282
  2,787,631  GSAMP TRUST SERIES 2005-SEA2 CLASS A1+/-                                   5.14        01/25/2045         2,697,087
  1,817,108  GSAMP TRUST SERIES 2006-SD2 CLASS A1+/-++                                  4.90        05/25/2046         1,806,887
  2,218,352  HFC HOME EQUITY LOAN ASSET BACKED CERTIFICATES SERIES 2005-2
             CLASS A1+/-                                                                5.01        01/20/2035         2,149,459
    186,608  HONDA AUTO RECEIVABLES OWNER TRUST SERIES 2005-2 CLASS A3                  3.93        01/15/2009           186,311
  3,614,070  HOUSEHOLD HOME EQUITY LOAN TRUST SERIES 2006-1 CLASS A1+/-                 4.90        01/20/2036         3,324,588
  2,500,000  HYUNDAI AUTO RECEIVABLES TRUST SERIES 2007-A CLASS A4                      5.21        03/17/2014         2,517,206
  2,000,000  KEYCORP STUDENT LOAN TRUST SERIES 2006-A CLASS 2A2+/-                      5.42        06/27/2025         1,965,925
    121,094  LEHMAN ASSET BACKED SECURITIES CORPORATION SERIES 2004-2 CLASS A+/-        5.23        12/25/2033           119,140

126 Wells Fargo Advantage Master Portfolios

                         Portfolio of Investments--November 30, 2007 (Unaudited)


STABLE INCOME PORTFOLIO
--------------------------------------------------------------------------------

  PRINCIPAL  SECURITY NAME                                                         INTEREST RATE  MATURITY DATE       VALUE
ASSET BACKED SECURITIES (Continued)
$ 1,854,975  MELLON RESIDENTIAL FUNDING CORPORATION SERIES 1999-TBC3 CLASS A2+/-        5.83%       10/20/2029     $   1,854,235
    998,073  MELLON RESIDENTIAL FUNDING CORPORATION SERIES 2001-TBC1 CLASS A1+/-        5.00        11/15/2031           993,973
  2,500,000  MERRILL AUTO TRUST SECURITIZATION SERIES 2007-1 CLASS A3+/-                4.70        03/15/2011         2,477,360
    386,972  MORGAN STANLEY DEAN WITTER & COMPANY CORPORATION HELOC TRUST SERIES
             2003-2 CLASS A+/-                                                          5.05        04/25/2016           378,382
  4,000,000  MORTGAGE EQUITY CONVERSION ASSET TRUST SERIES 2007-FF1 CLASS A+/-++        4.54        02/25/2042         3,884,500
  5,000,000  MORTGAGE EQUITY CONVERSION ASSET TRUST SERIES 2007-FF2 CLASS A+/-++        4.52        02/25/2042         4,840,780
  3,750,000  NATIONAL COLLEGIATE STUDENT LOAN TRUST SERIES 2006-2 CLASS AIO(c)          6.00        08/25/2011           765,866
  1,805,137  NAVISTAR FINANCIAL CORPORATION OWNER TRUST SERIES 2005-A CLASS A3          4.22        02/15/2010         1,794,706
  3,125,000  NISSAN AUTO LEASE TRUST SERIES 2006-A CLASS A3                             5.11        03/15/2010         3,136,513
  1,968,368  RENAISSANCE HOME EQUITY LOAN TRUST SERIES 2003-3 CLASS A+/-                5.29        12/25/2033         1,937,590
  2,315,334  RESIDENTIAL ASSET SECURITIES CORPORATION SERIES 2002-KS8 CLASS A6          4.86        12/25/2032         2,298,184
  3,000,000  RIVERVIEW HECM TRUST SERIES 2007-1 CLASS A+/-++                            3.70        06/25/2037         2,963,280
  1,613,126  SASC SERIES 2006-GEL3 CLASS A1+/-++                                        4.91        07/25/2036         1,575,101
  1,818,147  SBI HELOC TRUST SERIES 2005-HE1 CLASS 1A+/-++                              4.98        11/25/2035         1,690,310
  1,500,000  SLC STUDENT LOAN TRUST SERIES 2006-A CLASS A+/-                            5.43        04/16/2018         1,467,492
  2,500,000  SLMA STUDENT LOAN TRUST SERIES 2006-C CLASS A2+/-                          5.41        09/15/2020         2,454,375
  1,869,698  SSB RV TRUST SERIES 2001-1 CLASS A5                                        6.30        04/15/2016         1,871,240
    556,925  TRIAD AUTO RECEIVABLES OWNER TRUST SERIES 2006-B CLASS A3                  5.41        08/12/2011           559,141
  2,500,000  TURQUOISE CARD BACKED SECURITIES PLC SERIES 2006-1A CLASS B+/-++           4.81        05/16/2011         2,474,805
  3,000,000  TURQUOISE CARD BACKED SECURITIES PLC SERIES 2007-1 CLASS A+/-              4.69        06/15/2012         2,966,016
  3,000,000  US EDUCATION LOAN TRUST LLC SERIES 2007-1A CLASS A2+/-++                   5.41        09/01/2019         3,000,000
  1,533,107  USXL FUNDING LLC SERIES 2006-1A CLASS A++                                  5.38        04/15/2014         1,542,462
    113,960  WACHOVIA ASSET SECURITIZATION INCORPORATED SERIES 2002-HE2
             CLASS A+/-                                                                 5.22        12/25/2032           112,674
    898,972  WACHOVIA ASSET SECURITIZATION INCORPORATED SERIES 2003-HE2
             CLASS AII1+/-                                                              5.05        07/02/2018           896,066
  1,157,753  WACHOVIA ASSET SECURITIZATION INCORPORATED SERIES 2004-HE1
             CLASS A+/-                                                                 5.01        06/25/2034         1,144,145
  3,912,498  WACHOVIA ASSET SECURITIZATION INCORPORATED SERIES 2007-HE2A
             CLASS A+/-++                                                               5.00        07/25/2037         3,737,257
  1,887,645  WACHOVIA AUTO OWNER TRUST SERIES 2005-B CLASS A3                           4.79        04/20/2010         1,885,844
  2,500,000  WASHINGTON MUTUAL MASTER NOTE TRUST SERIES 2007-A2 CLASS A2+/-++           4.68        05/15/2014         2,456,973
    395,613  WORLD OMNI AUTO RECEIVABLES TRUST SERIES 2005-B CLASS A3                   4.40        05/20/2009           395,371
  3,000,000  WORLD OMNI AUTO RECEIVABLES TRUST SERIES 2007-B CLASS A4                   5.39        05/15/2013         3,026,366

TOTAL ASSET BACKED SECURITIES (COST $132,220,785)                                                                    130,420,374
                                                                                                                   -------------
COLLATERALIZED MORTGAGE OBLIGATIONS: 27.59%
  2,763,256  ADJUSTABLE RATE MORTGAGE TRUST SERIES 2007-2 CLASS 2A1+/-                  5.00        06/25/2037         2,629,412
  3,000,000  BANK OF AMERICA COMMERCIAL MORTGAGE INCORPORATED SERIES 2005-1 CLASS A3    4.88        11/10/2042         2,999,723
     60,824  BANK OF AMERICA MORTGAGE SECURITIES SERIES 2002-G CLASS 2A1+/-             7.58        07/20/2032            61,375
  1,005,871  BANK OF AMERICA MORTGAGE SECURITIES SERIES 2003-A CLASS 2A2+/-             4.57        02/25/2033         1,002,771
  2,175,000  BEAR STEARNS COMMERCIAL MORTGAGE SECURITIES SERIES 2005-PWR9 CLASS A2      4.74        09/11/2042         2,168,826
  1,272,187  COUNTRYWIDE ALTERNATIVE LOAN TRUST SERIES 2005-14 CLASS 2A1+/-             5.00        05/25/2035         1,225,189
  1,949,367  COUNTRYWIDE ALTERNATIVE LOAN TRUST SERIES 2005-24 CLASS 2A1B+/-            6.24        07/20/2035         1,934,657
  1,070,310  COUNTRYWIDE ALTERNATIVE LOAN TRUST SERIES 2005-27 CLASS 3A1+/-             6.20        06/30/2035         1,069,732
  4,229,634  COUNTRYWIDE ALTERNATIVE LOAN TRUST SERIES 2006-0A10 CLASS 1A1+/-           5.94        08/25/2046         4,234,498
  3,488,150  COUNTRYWIDE ALTERNATIVE LOAN TRUST SERIES 2007-0A3 CLASS 1A1+/-            4.93        04/25/2047         3,364,327
  2,206,667  COUNTRYWIDE HOME LOANS SERIES 2004-25 CLASS 1A3+/-                         5.23        04/25/2025         2,146,794
  1,885,444  COUNTRYWIDE HOME LOANS SERIES 2004-29 CLASS 2A1+/-                         5.65        12/29/2034         1,838,807
  3,062,575  COUNTRYWIDE HOME LOANS SERIES 2004-R1 CLASS 1AF+/-++                       5.19        11/25/2034         3,031,959
  3,999,997  CPS AUTO TRUST SERIES 2006-A CLASS A3++                                    5.24        10/15/2010         4,004,200
  2,000,000  CREDIT SUISSE FIRST BOSTON MORTGAGE SECURITIES CORPORATION SERIES
             2001-CP4 CLASS A4                                                          6.18        12/15/2035         2,073,096
    412,863  CREDIT SUISSE FIRST BOSTON MORTGAGE SECURITIES CORPORATION SERIES
             2002-AR17 CLASS 2A1+/-                                                     7.11        12/19/2039           426,871
    516,889  CREDIT SUISSE FIRST BOSTON MORTGAGE SECURITIES CORPORATION SERIES
             2003-AR2 CLASS 2A1+/-                                                      4.93        02/25/2033           532,408
    895,210  EQUIFIRST MORTGAGE LOAN TRUST SERIES 2003-2 CLASS 3A3+/-                   5.54        09/25/2033           881,064
    147,222  FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES T-31 CLASS A7+/-           5.03        05/25/2031           145,615
    422,549  FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES T-35 CLASS A+/-            5.06        09/25/2031           422,474
  1,987,509  FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES T-54 CLASS 3A              7.00        02/25/2043         2,095,447
  2,342,257  FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES T-54 CLASS 4A+/-           6.39        02/25/2043         2,372,711
  3,684,304  FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES T-55 CLASS 1A2             7.00        03/25/2043         3,866,542

Portfolio of Investments--November 30, 2007 (Unaudited)

                                     Wells Fargo Advantage Master Portfolios 127


STABLE INCOME PORTFOLIO
--------------------------------------------------------------------------------

  PRINCIPAL  SECURITY NAME                                                         INTEREST RATE  MATURITY DATE       VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS (Continued)
$ 2,876,964  FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES T-57 CLASS 1A2             7.00%       07/25/2043     $   2,984,850
  3,423,845  FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES T-58 CLASS 4A              7.50        09/25/2043         3,581,130
  2,404,569  FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES T-63 CLASS 1A1+/-          6.18        02/25/2045         2,401,673
    230,690  FIFTH THIRD MORTGAGE LOAN TRUST SERIES 2002-FTB1 CLASS 4A1+/-              6.51        11/19/2032           230,094
    220,688  FIRST PLUS HOME LOAN TRUST SERIES 1997-3 CLASS A8                          7.55        11/10/2023           220,340
    661,192  FNMA GRANTOR TRUST SERIES 2002-T12 CLASS A3                                7.50        05/25/2042           712,495
    377,368  FNMA GRANTOR TRUST SERIES 2003-T4 CLASS 1A+/-                              4.89        09/26/2033           377,521
    850,250  FNMA SERIES 2002-90 CLASS A2                                               6.50        11/25/2042           884,435
  1,731,380  FNMA SERIES 2003-W4 CLASS 3A                                               7.00        10/25/2042         1,825,418
  1,869,772  FNMA SERIES 2004-W2 CLASS 2A2                                              7.00        02/25/2044         1,987,521
  3,904,277  FNMA SERIES 2007-88 CLASS HC+/-                                            5.27        09/25/2037         3,941,279
     47,983  FNMA WHOLE LOAN SERIES 2001-W1 CLASS AV1+/-                                5.11        08/25/2031            47,972
    778,661  FNMA WHOLE LOAN SERIES 2002-W10 CLASS A6                                   7.50        08/25/2042           832,867
    131,693  FNMA WHOLE LOAN SERIES 2002-W12 CLASS AV1+/-                               5.23        02/25/2033           131,678
  2,950,101  GE CAPITAL COMMERCIAL MORTGAGE CORPORATION SERIES 2005-C2 CLASS A2         4.71        05/10/2043         2,940,582
  3,000,000  GE CAPITAL COMMERCIAL MORTGAGE CORPORATION SERIES 2005-C3
             CLASS A4+/-                                                                5.05        07/10/2045         3,012,261
  3,000,000  GMAC COMMERCIAL MORTGAGE SECURITIES INCORPORATED SERIES 2005-C1
             CLASS A2                                                                   4.47        05/10/2043         2,976,428
    585,829  GMAC MORTGAGE CORPORATION LOAN TRUST SERIES 2001-HE3 CLASS A2+/-           5.07        03/25/2027           574,903
  4,000,000  GMAC MORTGAGE CORPORATION LOAN TRUST SERIES 2005-HE3 CLASS A2+/-           5.02        02/25/2036         3,959,576
  2,972,552  GREENPOINT MORTGAGE FUNDING TRUST SERIES 2006-AR1 CLASS A1A+/-             5.08        02/25/2036         2,891,499
  5,000,000  GREENWICH CAPITAL COMMERCIAL FUNDING CORPORATION SERIES 2003-C2
             CLASS A2                                                                   4.02        01/05/2036         4,933,887
  7,193,383  GSMPS MORTGAGE LOAN TRUST SERIES 2004-4 CLASS 1AF+/-++                     5.19        10/25/2034         7,106,726
  4,488,536  GSMPS MORTGAGE LOAN TRUST SERIES 2005-RP2 CLASS 1AF+/-++                   5.22        03/25/2035         4,441,525
  4,276,624  GSMPS MORTGAGE LOAN TRUST SERIES 2005-RP3 CLASS 1AF+/-++                   5.22        09/25/2035         4,246,108
  1,854,661  GSMPS MORTGAGE LOAN TRUST SERIES 2006-1 CLASS A1+/-++                      5.09        03/25/2035         1,818,148
  1,982,050  HARBORVIEW MORTGAGE LOAN TRUST SERIES 2004-11 CLASS 3A2A+/-                5.03        01/19/2035         1,935,505
    737,105  INDYMAC LOAN TRUST SERIES 2005-L2 CLASS A1+/-                              5.01        09/16/2035           725,175
  2,710,279  LEHMAN XS TRUST SERIES 2007-5 CLASS P3+/-                                  6.45        05/25/2037         2,589,863
    936,292  LEHMAN XS TRUST SERIES 2007-6W CLASS A3+/-                                 5.11        05/25/2037           918,297
  1,106,182  MERRILL LYNCH MORTGAGE INVESTORS INCORPORATED SERIES 2003-A2
             CLASS 2A2+/-                                                               4.21        02/25/2033         1,112,857
  2,286,568  MLCC MORTGAGE INVESTORS INCORPORATED SERIES 1999-A CLASS A+/-              5.03        03/15/2025         2,254,249
  1,277,190  MLCC MORTGAGE INVESTORS INCORPORATED SERIES 2003-A CLASS 2A2+/-            5.84        03/25/2028         1,240,354
  1,299,633  MLCC MORTGAGE INVESTORS INCORPORATED SERIES 2003-B CLASS A1+/-             5.21        04/25/2028         1,278,714
    978,351  MLCC MORTGAGE INVESTORS INCORPORATED SERIES 2004-A CLASS A1+/-             5.10        04/25/2029           960,221
  2,786,752  MORGAN STANLEY DEAN WITTER CAPITAL I SERIES 2003-HYB1 CLASS A3+/-          4.60        03/25/2033         2,905,026
  1,376,260  MORGAN STANLEY DEAN WITTER CREDIT CORPORATION HELOC TRUST SERIES
             2003-1 CLASS A+/-                                                          5.06        11/25/2015         1,352,209
    591,637  NATIONSLINK FUNDING CORPORATION SERIES 1999-SI CLASS A1V+/-                5.47        11/10/2030           590,438
    449,289  NATIONSLINK FUNDING CORPORATION SERIES 1999-SI CLASS D+/-                  7.56        11/10/2030           452,164
    481,070  OPTION ONE MORTGAGE LOAN TRUST SERIES 2003-1 CLASS A2+/-                   5.63        02/25/2033           472,876
    425,982  RESIDENTIAL FUNDING MORTGAGE SECURITIES INCORPORATED SERIES
             2002-HS3 CLASS 2A+/-                                                       5.13        08/25/2032           419,726
    470,513  RESIDENTIAL FUNDING MORTGAGE SECURITIES INCORPORATED SERIES
             2003-HS1 CLASS AII+/-                                                      5.08        12/25/2032           464,488
    813,455  RESIDENTIAL FUNDING MORTGAGE SECURITIES INCORPORATED SERIES
             2004-HS3 CLASS A+/-                                                        5.14        09/25/2029           801,276
  1,920,127  SEQUOIA MORTGAGE TRUST SERIES 10 CLASS 1A+/-                               5.14        10/20/2027         1,915,903
    580,872  SEQUOIA MORTGAGE TRUST SERIES 2003-2 CLASS A1+/-                           5.07        06/20/2033           571,458
  1,682,108  SEQUOIA MORTGAGE TRUST SERIES 2003-8 CLASS A1+/-                           5.06        12/20/2033         1,661,029
    762,255  SEQUOIA MORTGAGE TRUST SERIES 5 CLASS A+/-                                 5.04        10/19/2026           755,483
  4,476,229  SMALL BUSINESS ADMINISTRATION PARTICIPATION CERTIFICATES SERIES
             1999-20B CLASS 1                                                           5.95        02/01/2019         4,621,707
    197,153  SMALL BUSINESS ADMINISTRATION PARTICIPATION CERTIFICATES SERIES
             2000-10C CLASS 1                                                           7.88        05/01/2010           201,347
  1,060,619  STRUCTURED ASSET SECURITIES CORPORATION SERIES 2003-9A
             CLASS 2A1+/-                                                               3.83        03/25/2033         1,056,451
  1,543,601  STRUCTURED ASSET SECURITIES CORPORATION SERIES 2004-NP2
             CLASS A+/-++                                                               5.67        11/30/2034         1,509,411
  1,822,233  STRUCTURED ASSET SECURITIES CORPORATION SERIES 2005-GEL4
             CLASS A+/-                                                                 5.14        09/25/2025         1,814,845
  4,201,108  STRUCTURED ASSET SECURITIES CORPORATION SERIES 2006-RF3
             CLASS 1A1++                                                                6.00        11/25/2036         4,265,653
    977,835  STRUCTURED ASSET SECURITIES CORPORATION SERIES 2006-RM1
             CLASS A1+/-++                                                              5.04        08/25/2046           936,735
  2,337,626  STRUCTURED ASSET SECURITIES CORPORATION SERIES 2007-RM1
             CLASS A1+/-++                                                              5.06        05/25/2047         2,228,782
  2,500,000  WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES 2005-C20 CLASS A4+/-        5.24        07/15/2042         2,520,814
  2,169,020  WASHINGTON MUTUAL MORTGAGE PASS-THROUGH CERTIFICATES SERIES
             2003-AR1 CLASS A6+/-                                                       4.48        03/25/2033         2,156,390
  2,542,405  WASHINGTON MUTUAL MORTGAGE PASS-THROUGH CERTIFICATES SERIES
             2005-AR1 CLASS A1A+/-                                                      5.11        01/25/2035         2,497,343

128 Wells Fargo Advantage Master Portfolios

                         Portfolio of Investments--November 30, 2007 (Unaudited)


STABLE INCOME PORTFOLIO
--------------------------------------------------------------------------------

  PRINCIPAL  SECURITY NAME                                                         INTEREST RATE  MATURITY DATE       VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS (Continued)
$ 1,011,406  WASHINGTON MUTUAL MORTGAGE PASS-THROUGH CERTIFICATES SERIES
             2005-AR6 CLASS 2A1A+/-                                                     5.02%       04/25/2035     $     974,508
  2,293,026  WASHINGTON MUTUAL MORTGAGE PASS-THROUGH CERTIFICATES SERIES
             2005-C3 CLASS A4+/-                                                        5.61        07/25/2047         2,241,848
  4,839,189  WASHINGTON MUTUAL MORTGAGE PASS-THROUGH CERTIFICATES SERIES
             2006-AR11 CLASS 3A1A+/-                                                    5.78        09/25/2046         4,761,389
  1,980,393  WASHINGTON MUTUAL MORTGAGE PASS-THROUGH CERTIFICATES SERIES
             2006-AR3 CLASS A1A+/-                                                      5.86        02/25/2046         1,955,433
  2,117,980  WASHINGTON MUTUAL MORTGAGE PASS-THROUGH CERTIFICATES SERIES
             2006-AR4 CLASS DA+/-                                                       5.90        06/25/2046         2,082,180
  3,299,990  WASHINGTON MUTUAL MORTGAGE PASS-THROUGH CERTIFICATES SERIES
             2006-AR5 CLASS 5A+/-                                                       5.92        06/25/2046         3,249,232

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $169,415,136)                                                        168,040,793
                                                                                                                   -------------
CORPORATE BONDS & NOTES: 8.96%

APPAREL & ACCESSORY STORES: 0.29%
  1,770,000  FEDERATED DEPARTMENT STORES INCORPORATED                                   6.63        09/01/2008         1,782,431
                                                                                                                   -------------
COMMUNICATIONS: 0.20%
  1,226,000  TIME WARNER ENTERTAINMENT COMPANY LP                                       7.25        09/01/2008         1,244,302
                                                                                                                   -------------
DEPOSITORY INSTITUTIONS: 2.09%
  2,000,000  ASSOCIATED BANK NA+/-                                                      5.48        02/01/2008         1,999,202
  1,650,000  MERRILL LYNCH+/-                                                           5.45        01/02/2008         1,649,456
  2,500,000  NATIONAL CITY BANK+/-                                                      4.72        02/07/2008         2,499,343
  2,000,000  ROSLYN BANCORP INCORPORATED                                                7.50        12/01/2008         2,039,014
  1,500,000  SOVEREIGN BANK+/-                                                          4.38        08/01/2013         1,490,759
  3,035,000  WACHOVIA CORPORATION                                                       6.30        04/15/2008         3,042,439

                                                                                                                      12,720,213
                                                                                                                   -------------
ELECTRIC, GAS & SANITARY SERVICES: 0.63%
  1,700,000  DUKE ENERGY FIELD SERVICES LLC                                             7.88        08/16/2010         1,829,974
  2,000,000  SOUTHWESTERN PUBLIC SERVICE                                                6.20        03/01/2009         2,035,302

                                                                                                                       3,865,276
                                                                                                                   -------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT
COMPUTER EQUIPMENT: 0.37%
  2,250,000  BAE SYSTEMS HOLDINGS INCORPORATED++                                        4.75        08/15/2010         2,268,713
                                                                                                                   -------------
FOOD & KINDRED PRODUCTS: 1.25%
  2,500,000  GENERAL MILLS INCORPORATED                                                 6.38        10/15/2008         2,519,870
  2,500,000  GENERAL MILLS INCORPORATED+/-                                              5.31        01/22/2010         2,481,848
  2,500,000  PEPSIAMERICAS INCORPORATED                                                 6.38        05/01/2009         2,581,828

                                                                                                                       7,583,546
                                                                                                                   -------------
GENERAL MERCHANDISE STORES: 0.32%
  2,000,000  CVS CAREMARK CORPORATION+/-                                                5.92        06/01/2010         1,968,114
                                                                                                                   -------------
HOLDING & OTHER INVESTMENT OFFICES: 0.41%
  2,550,000  CPG PARTNERS LP                                                            3.50        03/15/2009         2,507,535
                                                                                                                   -------------
INSURANCE CARRIERS: 0.47%
  2,840,000  HARTFORD LIFE GLOBAL FUND+/-                                               5.86        09/15/2009         2,834,666
                                                                                                                   -------------
METAL MINING: 0.33%
  2,000,000  ALCAN INCORPORATED                                                         6.25        11/01/2008         2,011,282
                                                                                                                   -------------
MISCELLANEOUS MANUFACTURING INDUSTRIES: 0.54%
    449,749  3M EMPLOYEE STOCK OWNERSHIP PLAN TRUST++                                   5.62        07/15/2009           458,650
  2,800,000  FORTUNE BRANDS INCORPORATED<<                                              6.25        04/01/2008         2,808,196

                                                                                                                       3,266,846
                                                                                                                   -------------

Portfolio of Investments--November 30, 2007 (Unaudited)

                                     Wells Fargo Advantage Master Portfolios 129


STABLE INCOME PORTFOLIO
--------------------------------------------------------------------------------

  PRINCIPAL  SECURITY NAME                                                         INTEREST RATE  MATURITY DATE       VALUE
NON-DEPOSITORY CREDIT INSTITUTIONS: 0.63%
$ 1,837,000  GENERAL ELECTRIC CAPITAL CORPORATION SERIES MTNA                           4.13%       09/01/2009     $   1,836,739
  2,000,000  JOHN HANCOCK GLOBAL FUNDING II+/-++                                        5.40        04/03/2009         2,006,172

                                                                                                                       3,842,911
                                                                                                                   -------------
REAL ESTATE: 0.34%
  1,950,000  DUKE-WEEKS REALTY                                                          7.75        11/15/2009         2,068,845
                                                                                                                   -------------
REAL ESTATE INVESTMENT TRUSTS (REITS): 0.41%
  2,500,000  PROLOGIS TRUST                                                             5.25        11/15/2010         2,498,678
                                                                                                                   -------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 0.36%
  2,000,000  WESTERN FINANCIAL BANK                                                     9.63        05/15/2012         2,160,278
                                                                                                                   -------------
TRANSPORTATION EQUIPMENT: 0.32%
  2,000,000  CARGILL INCORPORATED++                                                     3.63        03/04/2009         1,970,366
                                                                                                                   -------------

TOTAL CORPORATE BONDS & NOTES (COST $54,422,718)                                                                      54,594,002
                                                                                                                   -------------
FOREIGN CORPORATE BONDS@: 0.65%
  3,970,000  SABMILLER PLC+/-++                                                         5.53        07/01/2009         3,983,375

TOTAL FOREIGN CORPORATE BONDS (COST $3,967,107)                                                                        3,983,375
                                                                                                                   -------------
LOAN PARTICIPATION: 0.60%
    724,187  UNITED STATES DEPARTMENT OF AGRICULTURE LOAN                               6.22        10/15/2020           727,355
  1,641,196  UNITED STATES DEPARTMENT OF AGRICULTURE LOAN - PVT+/-                      3.61        06/25/2016         1,636,068
  1,333,724  UNITED STATES DEPARTMENT OF AGRICULTURE LOAN - PVT SBA
             GP SERIES D#66                                                             5.37        09/08/2019         1,317,053

TOTAL LOAN PARTICIPATION (COST $3,699,064)                                                                             3,680,476
                                                                                                                   -------------
MUNICIPAL BONDS & NOTES: 5.54%
  4,700,000  COLORADO STUDENT OBLIGATION BOND AUTHORITY STUDENT LOAN
             REVENUE SERIES VIII-A2+/-SS.                                               5.59        12/01/2032         4,700,000
    875,000  COOK COUNTY IL SCHOOL DISTRICT #068 SKOKIE (PROPERTY TAX REVENUE)          5.20        12/01/2007           875,018
    255,000  HOBOKEN NJ SERIES B (PROPERTY TAX REVENUE, FGIC INSURED)                   3.80        01/01/2008           254,964
  2,000,000  LOS ANGELES CA USD ELECTION OF 2005 SERIES D                               5.05        07/01/2008         2,008,660
  3,000,000  MISSISSIPPI DEVELOPMENT BANK SPECIAL OBLIGATION                            5.24        07/01/2011         3,047,520
    825,000  NEW YORK NY SERIES L (PROPERTY TAX REVENUE)                                4.00        12/01/2007           824,992
  1,915,000  NEW YORK STATE DORM AUTHORITY STATE INCOME TAX REVENUE SERIES E
             (COLLEGE &UNIVERSITY REVENUE)                                              4.92        03/15/2010         1,938,727
  1,000,000  NEW YORK STATE TAXABLE-STATE PERSONAL INCOME SERIES B (PROPERTY
             TAX REVENUE)                                                               2.75        03/15/2008           995,760
  3,395,000  OHIO STATE HFA MORTGAGE BACKED SERIES G (HOUSING REVENUE,
             GNMA INSURED)                                                              5.57        09/01/2016         3,426,506
  4,520,000  OHIO STATE HFA RESIDENTIAL SERIES K (HOUSING REVENUE)                      5.84        09/01/2016         4,565,064
  3,000,000  OREGON SCHOOL BOARD ASSOCIATION TAXABLE PENSION DEFERRED INTEREST
             SERIES A (PROPERTY TAX REVENUE, FGIC INSURED)^                             4.27        06/30/2010         2,690,010
  3,595,000  PENNSYLVANIA HFA SERIES 94-C (HOUSING REVENUE)                             6.04        10/01/2030         3,620,309
  3,750,000  SOUTH CAROLINA HOUSING FINANCE & DEVELOPMENT AUTHORITY MORTGAGE
             REVENUE TAXABLE SERIES C-3 (HOUSING REVENUE, FIRST SECURITY
             BANK LOC)                                                                  5.50        07/01/2026         3,753,750
  1,025,000  WASHINGTON COUNTY PA SERIES C (GO - STATES, TERRITORIES, MBIA
             INSURED)                                                                   5.29        09/01/2008         1,031,825

TOTAL MUNICIPAL BONDS & NOTES (COST $33,458,250)                                                                      33,733,105
                                                                                                                   -------------
US TREASURY SECURITIES: 7.82%

US TREASURY NOTES: 7.82%
  7,005,000  US TREASURY NOTE<<                                                         3.00        02/15/2008         7,001,168
  6,925,000  US TREASURY NOTE<<                                                         3.75        05/15/2008         6,939,065
 10,000,000  US TREASURY NOTE<<                                                         4.63        09/30/2008        10,101,560
  4,000,000  US TREASURY NOTE<<                                                         3.38        12/15/2008         4,011,564

130 Wells Fargo Advantage Master Portfolios

                         Portfolio of Investments--November 30, 2007 (Unaudited)


STABLE INCOME PORTFOLIO
--------------------------------------------------------------------------------

  PRINCIPAL  SECURITY NAME                                                         INTEREST RATE  MATURITY DATE       VALUE
US TREASURY NOTES (Continued)
$10,000,000  US TREASURY NOTE<<                                                         4.50%       05/15/2010     $  10,348,440
  8,850,000  US TREASURY NOTE<<                                                         4.50        02/28/2011         9,222,665

                                                                                                                      47,624,462
                                                                                                                   -------------

TOTAL US TREASURY SECURITIES (COST $47,077,426)                                                                       47,624,462
                                                                                                                   -------------
COLLATERAL FOR SECURITIES LENDING: 26.11%

COLLATERAL INVESTED IN OTHER ASSETS: 26.11%
  2,194,605  ALPINE SECURITIZATION CORPORATION++                                        4.70        12/04/2007         2,194,320
      6,190  AMERICAN GENERAL FINANCE CORPORATION+/-                                    5.33        01/18/2008             6,190
    506,447  AMSTEL FUNDING CORPORATION                                                 5.20        12/04/2007           506,381
    337,632  ASPEN FUNDING CORPORATION                                                  4.99        12/27/2007           336,548
  2,250,877  ATLAS CAPITAL FUNDING CORPORATION+/-++                                     4.78        04/25/2008         2,250,404
  2,250,877  ATOMIUM FUNDING LLC++                                                      5.10        12/04/2007         2,250,584
  5,064,473  BARCLAYS REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY
             VALUE $5,066,516)                                                          4.84        12/03/2007         5,064,473
    562,719  BARTON CAPITAL CORPORATION++                                               4.75        12/07/2007           562,427
  2,813,596  BASF FINANCE EUROPE NV+/-++                                                5.17        10/17/2008         2,809,572
  2,813,596  BEAR STEARNS & COMPANY INCORPORATED INTERNATIONAL REPURCHASE
             AGREEMENT - 102% COLLATERALIZED (MATURITY VALUE $2,814,707)                4.74        12/03/2007         2,813,596
  8,440,788  BEAR STEARNS & COMPANY INCORPORATED REPURCHASE AGREEMENT - 102%
             COLLATERALIZED (MATURITY VALUE $8,444,157)                                 4.79        12/03/2007         8,440,788
  1,688,158  BNP PARIBAS+/-                                                             4.85        11/07/2008         1,688,158
 11,254,384  BNP PARIBAS REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY
             VALUE $11,258,858)                                                         4.77        12/03/2007        11,254,384
  3,939,034  CHARIOT FUNDING LLC++                                                      4.70        12/05/2007         3,938,010
  1,181,710  CHARIOT FUNDING LLC                                                        5.02        12/28/2007         1,177,752
  1,603,750  CHEYNE FINANCE LLC+/-++^^                                                  4.61        02/25/2008         1,443,375
    562,719  CIT GROUP INCORPORATED+/-                                                  5.67        12/19/2007           561,718
 11,254,384  CITIGROUP REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY
             VALUE $11,258,858)                                                         4.77        12/03/2007        11,254,384
  3,207,499  CLIPPER RECEIVABLES CORPORATION                                            4.75        12/03/2007         3,207,499
  2,025,789  CLIPPER RECEIVABLES CORPORATION++                                          5.13        12/14/2007         2,022,852
  2,813,596  CRC FUNDING LLC++                                                          4.90        12/05/2007         2,812,864
  1,266,118  CREDIT AGRICOLE SA+/-                                                      5.02        02/25/2008         1,266,069
 14,067,980  CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT - 102%
             COLLATERALIZED (MATURITY VALUE $14,073,595)                                4.79        12/03/2007        14,067,980
  1,406,798  CULLINAN FINANCE CORPORATION+/-++                                          4.76        08/04/2008         1,397,527
  1,125,438  FAIRWAY FINANCE CORPORATION++                                              4.73        12/06/2007         1,124,999
  1,913,245  FAIRWAY FINANCE CORPORATION++                                              5.03        12/10/2007         1,911,504
  1,463,070  FALCON ASSET SECURITIZATION CORPORATION                                    5.02        12/24/2007         1,459,003
  2,250,877  GALLEON CAPITAL LLC++                                                      4.90        12/04/2007         2,250,584
  1,969,517  GALLEON CAPITAL LLC                                                        4.82        12/07/2007         1,968,493
    900,351  GENERAL ELECTRIC CAPITAL ASSURANCE COMPANY+/-                              4.74        06/16/2008           900,351
  1,969,517  ING (USA) ANNUITY & LIFE INSURANCE COMPANY+/-                              4.73        08/16/2008         1,969,517
  2,025,789  KESTREL FUNDING US LLC+/-++                                                4.76        02/25/2008         2,024,290
  4,220,394  KITTY HAWK FUNDING CORPORATION                                             4.74        12/06/2007         4,218,748
  4,220,394  LIQUID FUNDING LIMITED+/-++                                                5.70        06/11/2008         4,220,943
     56,272  M&I MARSHALL & ILSLEY BANK SERIES BKNT+/-                                  4.84        02/15/2008            56,213
 11,254,384  MERRILL LYNCH & COMPANY INCORPORATED REPURCHASE AGREEMENT - 102%
             COLLATERALIZED (MATURITY VALUE $11,258,839)                                4.75        12/03/2007        11,254,384
     42,204  MERRILL LYNCH & COMPANY INCORPORATED SERIES MTNB+/-                        5.45        01/02/2008            42,190
  1,406,798  METLIFE GLOBAL FUNDING I+/-++                                              4.71        10/21/2008         1,403,801
    844,079  MORGAN STANLEY+/-                                                          4.76        04/07/2008           844,079
  4,213,846  MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED
             (MATURITY VALUE $4,215,521)                                                4.77        12/03/2007         4,213,846

Portfolio of Investments--November 30, 2007 (Unaudited)

                                     Wells Fargo Advantage Master Portfolios 131


STABLE INCOME PORTFOLIO
--------------------------------------------------------------------------------

  PRINCIPAL  SECURITY NAME                                                         INTEREST RATE  MATURITY DATE       VALUE
COLLATERAL INVESTED IN OTHER ASSETS (CONTINUED)
$ 4,501,754  MORGAN STA NLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED
             (MATURITY VALUE $4,503,543)                                                4.77%       12/03/2007     $   4,501,754
    865,181  MORGAN STANLEY SERIES EXL+/-                                               4.78        10/15/2008           865,181
  1,406,798  NATEXIS BANQUES POPULAIRES+/-++                                            4.90        09/08/2008         1,406,798
    393,903  OLD LINE FUNDING CORPORATION++                                             5.06        12/17/2007           393,179
  1,001,640  PREMIUM ASSET TRUST+/-++                                                   5.29        07/15/2008         1,001,440
  2,642,248  RACERS TRUST SERIES 2004-6-MM+/-++                                         4.93        03/22/2008         2,642,248
  2,194,605  RANGER FUNDING CORPORATION++                                               4.86        12/17/2007         2,190,567
    393,903  SCALDIS CAPITAL LIMITED                                                    5.06        12/14/2007           393,332
  1,125,438  SLM CORPORATION+/-++                                                       4.66        05/12/2008         1,116,975
  1,688,158  SOLITAIRE FUNDING LLC                                                      4.99        12/26/2007         1,682,958
  2,475,964  SOLITAIRE FUNDING LLC                                                      4.99        12/31/2007         2,466,680
  2,250,877  STANFIELD VICTORIA FUNDING LLC+/-++                                        5.23        04/03/2008         2,224,024
  1,314,456  THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED++                       4.90        12/07/2007         1,313,772
  1,081,490  THE TRAVELERS INSURANCE COMPANY+/-                                         4.74        02/08/2008         1,081,468
  5,627,192  TRANSAMERICA OCCIDENTAL LIFE INSURANCE+/-                                  4.89        08/01/2008         5,627,192
  1,406,798  UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+/-++                         4.69        10/08/2008         1,405,152
    303,868  UNICREDITO ITALIANO BANK (NEW YORK) SERIES YCD+/-                          5.62        12/03/2007           303,980
     95,662  UNICREDITO ITALIANO BANK (NEW YORK) SERIES YCD+/-                          5.70        12/13/2007            95,663
  1,519,342  VERSAILLES CDS LLC                                                         4.97        12/05/2007         1,518,943
    844,079  VERSAILLES CDS LLC                                                         5.11        12/11/2007           843,192
  1,406,798  VICTORIA FINANCE LLC+/-++^^                                                4.69        05/02/2008         1,406,798
  1,406,798  VICTORIA FINANCE LLC+/-++^^                                                4.78        08/07/2008         1,406,798

                                                                                                                     159,078,894
                                                                                                                   -------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $159,239,273)                                                          159,078,894
                                                                                                                   -------------

     SHARES
SHORT-TERM INVESTMENTS: 4.14%
 25,189,939  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                             25,189,939
                                                                                                                   -------------

TOTAL SHORT-TERM INVESTMENTS (COST $25,189,939)                                                                       25,189,939
                                                                                                                   -------------
TOTAL INVESTMENTS IN SECURITIES
(COST $767,159,814)*                                             125.59%                                           $ 765,067,748
OTHER ASSETS AND LIABILITIES, NET                                (25.59)                                            (155,893,755)
                                                                 ------                                            -------------
TOTAL NET ASSETS                                                 100.00%                                           $ 609,173,993
                                                                 ------                                            -------------

--------------------------------------------------------------------------------
@     Foreign bond principal is denominated in US dollars.

<<    All or a portion of this security is on loan. (See Note 2)

+/-   Variable rate investments.

(c) Interest-only securities entitle holders to receive only the interest payments on the underlying mortgages. The principal amount shown is the notional amount of the underlying mortgages. Interest rate disclosed represents the coupon rate.

++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

ss. These securities are subject to a demand feature which reduces the effective maturity.

^     Zero coupon bond. Interest rate presented is yield to maturity.

^^ This security is currently in default with regard to scheduled interest and/or principal payments.

~ This Wells Fargo Advantage Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Advantage Money Market Fund. The Fund does not pay an investment advisory fee for such investments.

+++   Security of an affiliate of the Fund with a cost of $25,189,939.

* Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

The accompanying notes are an integral part of these financial statements.

132 Wells Fargo Advantage Master Portfolios

                         Portfolio of Investments--November 30, 2007 (Unaudited)


TOTAL RETURN BOND PORTFOLIO
--------------------------------------------------------------------------------

  PRINCIPAL  SECURITY NAME                                                         INTEREST RATE  MATURITY DATE       VALUE
AGENCY SECURITIES: 39.46%

FEDERAL HOME LOAN MORTGAGE CORPORATION: 10.27%
$ 1,890,000  FHLMC # 1G2254+/-                                                         6.43%        10/01/2037    $    1,938,725
  4,996,917  FHLMC #1B3391+/-<<                                                        5.77         05/01/2037         5,063,440
  4,756,909  FHLMC #1G2598+/-<<                                                        6.16         01/01/2037         4,872,001
  5,571,033  FHLMC #1H1402+/-<<                                                        5.54         06/01/2037         5,616,649
  5,059,055  FHLMC #1J1389+/-<<                                                        6.69         11/01/2036         5,184,499
  4,963,948  FHLMC #1J1465+/-<<                                                        5.89         01/01/2037         5,022,597
  6,463,410  FHLMC #1J1578+/-<<                                                        6.01         04/01/2037         6,576,107
  5,871,861  FHLMC #1J1581+/-<<                                                        5.94         04/01/2037         5,975,225
 10,887,424  FHLMC #1J1647+/-<<                                                        5.89         04/01/2037        11,042,230
  3,737,622  FHLMC #1J2834+/-                                                          6.14         08/01/2037         3,814,042
  5,341,045  FHLMC #1J2842+/-                                                          6.15         09/01/2037         5,451,261
  3,694,927  FHLMC #1N0148+/-<<                                                        5.86         04/01/2036         3,753,158
  4,051,379  FHLMC #1N0287+/-<<                                                        6.59         11/01/2036         4,173,187
  1,783,572  FHLMC #B13150<<                                                           4.00         03/01/2019         1,722,132
  2,026,035  FHLMC #E01279<<                                                           5.50         01/01/2018         2,055,715
  3,054,879  FHLMC #E01445<<                                                           4.00         09/01/2018         2,947,757
  5,193,814  FHLMC #E01497<<                                                           5.50         11/01/2018         5,266,482
  2,369,827  FHLMC #E96462<<                                                           4.50         05/01/2018         2,335,905
 13,919,623  FHLMC #E97666<<                                                           4.00         07/01/2018        13,440,122
  6,215,128  FHLMC #G02455<<                                                           5.50         10/01/2030         6,245,081
  2,196,457  FHLMC #G11594<<                                                           5.50         08/01/2019         2,227,016
  5,539,630  FHLMC #G11658<<                                                           5.50         01/01/2020         5,609,369
  2,878,297  FHLMC #G11720<<                                                           4.50         08/01/2020         2,833,506
  3,943,448  FHLMC #G11786<<                                                           5.00         10/01/2014         4,007,389
  4,574,794  FHLMC #G11940<<                                                           5.50         05/01/2020         4,632,387
  3,536,999  FHLMC #G11944<<                                                           5.50         07/01/2020         3,581,526
  4,344,497  FHLMC #G11983<<                                                           5.50         01/01/2020         4,399,191
  1,688,259  FHLMC #G12258                                                             6.00         08/01/2016         1,727,856
  4,381,757  FHLMC #G12456<<                                                           4.00         10/01/2021         4,203,762
    662,314  FHLMC #G12457                                                             4.00         02/01/2020           636,933
  3,228,729  FHLMC #G12474<<                                                           5.50         01/01/2017         3,277,857
 15,445,044  FHLMC #G12545<<                                                           4.00         10/01/2021        14,817,636
  2,118,839  FHLMC #G12569<<                                                           4.00         05/01/2020         2,037,643
  2,108,354  FHLMC #G12570<<                                                           4.00         02/01/2021         2,022,709
  6,586,567  FHLMC #G12732<<                                                           4.00         06/01/2020         6,359,674
  5,250,300  FHLMC #G12791<<                                                           4.50         01/01/2020         5,175,146
  4,113,825  FHLMC #G12827<<                                                           5.50         02/01/2021         4,173,768
  3,185,000  FHLMC #G12888                                                             5.50         07/01/2018         3,233,770
 12,292,000  FHLMC #G12900                                                             4.50         11/01/2019        12,120,104
  1,377,079  FHLMC #J02372                                                             5.50         05/01/2020         1,396,237
  1,386,649  FHLMC #J02373<<                                                           5.50         05/01/2020         1,405,940
  1,927,759  FHLMC #J02376                                                             6.00         05/01/2020         1,969,005
  1,523,569  FHLMC #J04514<<                                                           5.50         03/01/2017         1,545,769
  3,571,094  FHLMC #M30033<<                                                           4.50         04/01/2020         3,556,776

                                                                                                                     199,447,284
                                                                                                                  --------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION: 25.84%
  2,526,333  FNMA # 942691+/-                                                          6.06         08/01/2037         2,561,465
  2,780,711  FNMA # 949593                                                             6.00         08/01/2022         2,843,339
  6,532,524  FNMA #190337<<                                                            5.00         07/01/2033         6,417,176
  4,195,744  FNMA #254758                                                              4.50         06/01/2013         4,210,411
 28,234,239  FNMA #254828                                                              5.00         08/01/2033        27,735,693
  7,605,452  FNMA #254949<<                                                            5.00         11/01/2033         7,471,159
  1,489,148  FNMA #256559                                                              5.50         01/01/2017         1,512,200

Portfolio of Investments--November 30, 2007 (Unaudited)

                                     Wells Fargo Advantage Master Portfolios 133


TOTAL RETURN BOND PORTFOLIO
--------------------------------------------------------------------------------

  PRINCIPAL  SECURITY NAME                                                         INTEREST RATE  MATURITY DATE       VALUE
FEDERAL NATIONAL MORTGAGE ASSOCIATION (continued)
$ 1,361,345  FNMA #256646                                                              5.50%        03/01/2017    $    1,382,419
  4,834,905  FNMA #256682<<                                                            5.50         04/01/2017         4,909,749
  5,454,468  FNMA #256719<<                                                            5.50         05/01/2017         5,538,903
    763,056  FNMA #380662                                                              6.19         08/01/2008           763,146
  5,591,745  FNMA #694406<<                                                            5.50         03/01/2033         5,615,235
  1,489,197  FNMA #699613                                                              5.50         06/01/2033         1,495,453
 14,168,004  FNMA #702005<<                                                            5.50         05/01/2033        14,227,522
  4,634,483  FNMA #725068<<                                                            5.50         01/01/2019         4,706,514
 15,210,445  FNMA #725222<<                                                            5.50         02/01/2034        15,274,342
  1,430,379  FNMA #725564                                                              4.50         04/01/2009         1,429,429
 10,949,200  FNMA #725610<<                                                            5.50         07/01/2034        10,985,819
  6,323,239  FNMA #725611<<                                                            5.50         06/01/2034         6,349,802
     89,595  FNMA #728720<<                                                            5.00         07/01/2033            88,013
  6,560,998  FNMA #728877<<                                                            5.00         08/01/2033         6,445,147
 27,755,510  FNMA #735224<<                                                            5.50         02/01/2035        27,872,108
  5,742,154  FNMA #735301<<                                                            4.00         03/01/2020         5,526,350
 12,951,419  FNMA #745018<<                                                            4.00         09/01/2020        12,464,674
  4,551,222  FNMA #745271<<                                                            4.50         09/01/2018         4,490,865
 13,686,180  FNMA #745314<<                                                            4.00         05/01/2034        12,689,517
  3,554,494  FNMA #745526                                                              6.00         05/01/2021         3,633,919
  1,098,071  FNMA #745666+/-                                                           6.41         07/01/2036         1,125,820
  4,269,060  FNMA #745743<<                                                            4.00         05/01/2021         4,098,012
  2,219,677  FNMA #868444+/-                                                           5.73         04/01/2036         2,245,647
  4,185,499  FNMA #888061+/-<<                                                         5.08         10/01/2036         4,183,472
 13,453,512  FNMA #888091<<                                                            5.50         12/01/2030        13,540,117
  6,475,535  FNMA #888202<<                                                            5.50         02/01/2017         6,575,775
  1,388,493  FNMA #888254+/-                                                           5.17         11/01/2036         1,380,797
  5,256,587  FNMA #888325+/-                                                           5.82         04/01/2037         5,440,362
 33,210,056  FNMA #888659<<                                                            4.50         10/01/2020        32,769,630
  4,015,127  FNMA #888748+/-                                                           5.50         06/01/2036         4,069,998
 11,395,547  FNMA #888828<<                                                            5.00         10/01/2018        11,432,004
 11,764,000  FNMA #888924                                                              5.50         01/01/2021        11,956,544
  5,719,390  FNMA #906216+/-                                                           5.95         01/01/2037         5,815,905
  3,083,371  FNMA #917831+/-                                                           5.61         05/01/2037         3,097,185
  2,452,353  FNMA #917894+/-                                                           5.81         05/01/2037         2,477,612
  6,445,661  FNMA #922164+/-<<                                                         5.70         05/01/2037         6,546,626
 18,176,233  FNMA #928260<<                                                            4.00         03/01/2036        16,843,053
  3,265,000  FNMA #928939                                                              7.00         12/01/2037         3,391,646
  4,059,669  FNMA #938180+/-                                                           5.82         06/01/2037         4,107,208
  1,580,613  FNMA #944357                                                              6.00         06/01/2022         1,616,212
  3,498,615  FNMA #945032+/-                                                           5.77         08/01/2037         3,548,672
  2,366,310  FNMA #946607+/-                                                           6.09         09/01/2037         2,410,105
  5,224,227  FNMA #946609+/-                                                           5.90         09/01/2037         5,287,075
  5,200,371  FNMA #955489                                                              7.00         10/01/2037         5,398,130
114,450,000  FNMA TBA%%                                                                6.00         01/01/2023       116,989,417
 22,361,000  FNMA TBA%%                                                                5.50         01/01/2034        22,395,928
  4,446,256  FNMA TBA%%                                                                7.00         12/01/2037         4,614,378

                                                                                                                     501,997,699
                                                                                                                  --------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION: 3.35%
  5,754,946  GNMA #782044<<                                                            6.50         12/15/2032         5,985,828
 57,087,000  GNMA TBA%%                                                                6.50         01/01/2037        59,102,885

                                                                                                                      65,088,713
                                                                                                                  --------------

TOTAL AGENCY SECURITIES (COST $756,291,556)                                                                          766,533,696
                                                                                                                  --------------

134 Wells Fargo Advantage Master Portfolios

                         Portfolio of Investments--November 30, 2007 (Unaudited)


TOTAL RETURN BOND PORTFOLIO
--------------------------------------------------------------------------------

  PRINCIPAL  SECURITY NAME                                                         INTEREST RATE  MATURITY DATE       VALUE
ASSET BACKED SECURITIES: 6.26%
$ 8,256,000  AMERICAN EXPRESS ISSUANCE TRUST SERIES 2007-2 CLASS A+/-                  5.04%        07/15/2013    $    8,221,077
  3,908,000  AMERICREDIT PRIME AUTOMOBILE RECEIVABLES TRUST SERIES 2007-1 CLASS A3     5.27         10/08/2009         3,938,686
  1,111,000  BANK OF AMERICA CREDIT CARD TRUST SERIES 2007-A8 CLASS A8                 5.59         11/17/2014         1,154,184
    168,319  CALIFORNIA INFRASTRUCTURE PG&E-1 SERIES 1997-1 CLASS A8                   6.48         12/26/2009           168,449
    768,783  CALIFORNIA INFRASTRUCTURE SCE-1 SERIES 1997-1 CLASS A7                    6.42         12/26/2009           769,338
  1,672,394  CAPITAL AUTO RECEIVABLES ASSET TRUST SERIES 2006-1 CLASS A3               5.03         10/15/2009         1,672,390
  2,188,000  CAPITAL AUTO RECEIVABLES ASSET TRUST SERIES 2007-1 CLASS A3A              5.00         04/15/2011         2,198,327
  4,752,000  CITIBANK CREDIT CARD ISSUANCE TRUST SERIES 2007-A8 CLASS A8               5.65         09/20/2019         4,915,636
  2,337,000  CITICORP RESIDENTIAL MORTGAGE SECURITIES INCORPORATED SERIES 2006-1
             CLASS A2                                                                  5.68         07/25/2036         2,307,541
  2,283,000  CITICORP RESIDENTIAL MORTGAGE SECURITIES INCORPORATED SERIES 2006-2
             CLASS A2                                                                  5.56         09/25/2036         2,247,328
  2,907,092  CITIGROUP MORTGAGE LOAN TRUST INCORPORATED SERIES 2007-AHL1 CLASS
             A2A+/-                                                                    4.83         12/25/2036         2,819,108
  2,554,393  CNH EQUIPMENT TRUST SERIES 2004-A CLASS A4A+/-                            4.76         09/15/2011         2,552,033
  5,469,000  COMET SERIES 2007-A7 CLASS A7                                             5.75         07/15/2020         5,666,460
  1,404,000  CONNECTICUT RRB SPECIAL PURPOSE TRUST CL&P-1 SERIES 2001-1 CLASS A5       6.21         12/30/2011         1,469,816
  4,834,742  COUNTRYWIDE ASSET BACKED CERTIFICATES SERIES 2006-S1 CLASS A2             5.55         08/25/2021         4,779,822
  1,316,994  COUNTRYWIDE ASSET BACKED CERTIFICATES SERIES 2007-3 CLASS 2A1+/-          4.89         05/25/2047         1,283,811
  2,322,000  DAIMLERCHRYSLER AUTO TRUST SERIES 2006-D CLASS A4                         4.94         02/08/2012         2,333,459
  3,837,000  DAIMLERCHRYSLER AUTO TRUST SERIES 2007-A CLASS A4                         5.28         03/08/2013         3,874,986
 14,223,000  DISCOVER CARD MASTER TRUST SERIES 2007-A1 CLASS A1                        5.65         03/16/2020        14,617,155
  3,607,000  DOMINOS PIZZA MASTER ISSUER LLC SERIES 2007-1 CLASS A2++                  5.26         04/25/2037         3,560,851
     44,050  FORD CREDIT AUTO OWNER TRUST SERIES 2005-B CLASS A3                       4.17         01/15/2009            44,023
  2,606,000  FORD CREDIT AUTO OWNER TRUST SERIES 2007-B CLASS A3A                      5.15         11/15/2011         2,627,541
    267,000  FORD CREDIT AUTO OWNER TRUST SERIES 2007-B CLASS A4A                      5.24         07/15/2012           269,758
  3,383,000  GREAT AMERICA LEASING RECEIVABLES SERIES 2006-1 CLASS A3++                5.34         01/15/2010         3,396,179
  1,437,488  HARLEY-DAVIDSON MOTORCYCLE TRUST SERIES 2007-1 CLASS A2                   5.29         01/18/2011         1,439,500
    753,000  HYUNDAI AUTO RECEIVABLES TRUST SERIES 2007-A CLASS A3A                    5.04         01/17/2012           755,490
  4,195,000  HYUNDAI AUTO RECEIVABLES TRUST SERIES 2007-A CLASS A4                     5.21         03/17/2014         4,223,872
    362,011  MASTER ASSET BACKED SECURITIES TRUST SERIES 2005-AB1 CLASS A1B            5.14         11/25/2035           360,014
  2,717,000  MBNA CREDIT CARD MASTER NOTE TRUST SERIES 2003-A7 CLASS A7                2.65         11/15/2010         2,685,951
    256,761  MORGAN STANLEY ABS CAPITAL I SERIES 2006-WMC1 CLASS A2A+/-                4.86         12/25/2035           254,341
  1,359,568  MORGAN STANLEY ABS CAPITAL I SERIES 2007-HE2 CLASS A2A+/-                 4.83         01/25/2037         1,328,404
  1,240,996  MORGAN STANLEY HOME EQUITY LOANS SERIES 2007-1 CLASS A1+/-                4.84         12/25/2036         1,214,398
  1,264,066  MORGAN STANLEY MORTGAGE LOAN TRUST SERIES 2007-6XS CLASS 2A1S+/-          4.90         02/25/2047         1,259,780
  5,165,000  NATIONAL CITY CREDIT CARD MASTER TRUST SERIES 2005-1 CLASS A+/-           4.70         08/15/2012         5,131,982
  1,157,976  NISSAN AUTO RECEIVABLES OWNER TRUST SERIES 2006-B CLASS A3                5.16         02/15/2010         1,159,452
 10,278,000  NISSAN AUTO RECEIVABLES OWNER TRUST SERIES 2007-B CLASS A4                5.16         03/17/2014        10,375,966
    767,921  OWNIT MORTGAGE LOAN ASSET BACKED CERTIFICATES SERIES 2006-1 CLASS AF1     5.42         12/25/2036           752,707
  1,334,698  RESIDENTIAL ASSET MORTGAGE PRODUCTS INCORPORATED SERIES 2003-RS7
             CLASS AI6+/-                                                              5.34         08/25/2033         1,319,894
  2,916,000  SLM STUDENT LOAN TRUST SERIES 2005-7 CLASS A3                             4.41         07/25/2025         2,945,918
  1,112,000  TRIAD AUTO RECEIVABLES OWNER TRUST SERIES 2006-B CLASS A4                 5.52         11/12/2012         1,128,911
  1,411,000  TRIAD AUTO RECEIVABLES OWNER TRUST SERIES 2006-C CLASS A3                 5.26         11/14/2011         1,416,478
  1,903,134  USAA AUTO OWNER TRUST SERIES 2004-3 CLASS A4                              3.53         06/15/2011         1,890,649
    114,655  USAA AUTO OWNER TRUST SERIES 2005-1 CLASS A3                              3.90         07/15/2009           114,376
    474,814  WFS FINANCIAL OWNER TRUST SERIES 2004-1 CLASS A4                          2.81         08/22/2011           474,006
    194,394  WFS FINANCIAL OWNER TRUST SERIES 2005-3 CLASS A3A                         4.25         06/17/2010           193,891
  2,881,000  WORLD OMNI AUTO RECEIVABLES TRUST SERIES 2007-B CLASS A4                  5.39         05/15/2013         2,906,320
  1,376,000  WORLD OMNI RECEIVABLES TRUST SERIES 2007-B CLASS A3A                      5.28         01/17/2012         1,386,598

TOTAL ASSET BACKED SECURITIES (COST $120,745,952)                                                                    121,606,856
                                                                                                                  --------------
COLLATERALIZED MORTGAGE OBLIGATIONS: 35.22%
  3,739,000  AMERICAN TOWER TRUST SERIES 2007-1A CLASS AFX++                           5.42         04/15/2037         3,720,081
  1,172,000  BANK OF AMERICA COMMERCIAL MORTGAGE INCORPORATED SERIES 2002-PB2
             CLASS B                                                                   6.31         06/11/2035         1,225,890
  1,266,000  BANK OF AMERICA COMMERCIAL MORTGAGE INCORPORATED SERIES 2003-1 CLASS A2   4.65         09/11/2036         1,232,658
  3,355,000  BANK OF AMERICA COMMERCIAL MORTGAGE INCORPORATED SERIES 2004-1 CLASS A4   4.76         11/10/2039         3,247,475
    393,000  BANK OF AMERICA COMMERCIAL MORTGAGE INCORPORATED SERIES 2004-2 CLASS A5   4.58         11/10/2038           376,427
    435,000  BANK OF AMERICA COMMERCIAL MORTGAGE INCORPORATED SERIES 2005-4 CLASS
             A5A                                                                       4.93         07/10/2045           421,935

Portfolio of Investments--November 30, 2007 (Unaudited)

                                     Wells Fargo Advantage Master Portfolios 135


TOTAL RETURN BOND PORTFOLIO
--------------------------------------------------------------------------------

  PRINCIPAL  SECURITY NAME                                                         INTEREST RATE  MATURITY DATE       VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$ 6,357,000  Bank of America Commercial Mortgage Incorporated Series 2005-5
               Class A4+/-                                                             5.12%        10/10/2045    $    6,251,816
  5,092,000  Bank of America Commercial Mortgage Incorporated Series 2005-6
               Class A4+/-                                                             5.35         09/10/2047         5,054,918
  7,375,000  Bear Stearns Commercial Mortgage Securities Incorporated Series
               2000-WF1 Class A2+/-                                                    7.78         02/15/2032         7,722,697
  4,661,000  Bear Stearns Commercial Mortgage Securities Incorporated Series
               2004-ESA Class C++                                                      4.94         05/14/2016         4,721,382
  2,506,000  Bear Stearns Commercial Mortgage Securities Incorporated Series
               2005-T18 Class A4+/-                                                    4.93         02/13/2042         2,426,449
    649,000  Bear Stearns Commercial Mortgage Securities Series 2004-PWR6 Class A6     4.83         11/11/2041           628,835
  2,938,000  Bear Stearns Commercial Mortgage Securities Series 2007-PW15 Class A3     5.31         02/11/2044         2,924,078
  1,539,000  Citigroup Commercial Mortgage Trust Series 2004-C1 Class C+/-             5.36         04/15/2040         1,500,931
  1,160,000  Commercial Mortgage Pass-Through Certificate Series 2004-LB2A
               Class A4                                                                4.72         03/10/2039         1,118,493
  4,907,000  Commercial Mortgage Pass-Through Certificates Series 1999-1 Class E+/-    7.09         05/15/2032         4,973,188
    680,000  Commercial Mortgage Pass-Through Certificates Series 2000-C1 Class C+/-   7.71         08/15/2033           722,832
  2,534,000  Commercial Mortgage Pass-Through Certificates Series 2004-LB3A
               Class B+/-                                                              5.28         07/10/2037         2,460,701
  6,091,000  Commercial Mortgage Pass-Through Certificates Series 2005-LP5
               Class A4+/-                                                             4.98         05/10/2043         5,934,492
  4,100,777  Countrywide Alternative Loan Trust Series 2006-0C6 Class 2A1+/-           4.86         07/25/2036         4,091,070
  2,018,000  Credit Suisse First Boston Mortgage Securities Corporation Series
               2001-CF2 Class A4                                                       6.51         02/15/2034         2,097,489
  3,539,414  Credit Suisse First Boston Mortgage Securities Corporation Series
               2001-CKN5 Class A4                                                      5.44         09/15/2034         3,589,425
  2,855,000  Credit Suisse First Boston Mortgage Securities Corporation Series
               2002-CKN2 Class A3                                                      6.13         04/15/2037         2,965,799
  6,742,000  Credit Suisse First Boston Mortgage Securities Corporation Series
               2002-CKS4 Class A2                                                      5.18         11/15/2036         6,737,284
  2,602,000  Credit Suisse First Boston Mortgage Securities Corporation Series
               2003-C4 Class A4+/-                                                     5.14         08/15/2036         2,584,721
  4,925,000  Credit Suisse First Boston Mortgage Securities Corporation Series
               2003-C5 Class A4+/-                                                     4.90         12/15/2036         4,809,604
  1,249,000  Credit Suisse First Boston Mortgage Securities Corporation Series
               2003-CK2 Class A4                                                       4.80         03/15/2036         1,225,008
  5,926,000  Credit Suisse First Boston Mortgage Securities Corporation Series
               2004-C2 Class A2+/-                                                     5.42         05/15/2036         5,918,056
  2,385,000  Credit Suisse First Boston Mortgage Securities Corporation Series
               2004-C3 Class A5+/-                                                     5.11         07/15/2036         2,340,194
  3,542,000  Credit Suisse First Boston Mortgage Securities Corporation Series
               2004-C5 Class A4                                                        4.83         11/15/2037         3,423,999
  1,182,000  Credit Suisse First Boston Mortgage Securities Corporation Series
               2005-C1 Class AAB                                                       4.82         02/15/2038         1,174,701
  1,225,000  Credit Suisse First Boston Mortgage Securities Corporation Series
               2005-C2 Class A4                                                        4.83         04/15/2037         1,181,939
     95,000  Credit Suisse Mortgage Capital Certificates Series 2007-C5 Class
               A4+/-                                                                   5.70         09/15/2040            96,054
  2,936,958  DLJ Commercial Mortgage Corporation Series 1999-CG2 Class A1B+/-          7.30         06/10/2032         3,015,857
  7,880,312  FHLB Series I7-2014 Class 1                                               5.34         03/20/2014         8,073,626
 14,949,353  FHLB Series VN-2015 Class A                                               5.46         11/27/2015        15,608,059
  4,798,000  FHLMC Series 2542 Class ES<<                                              5.00         12/15/2017         4,791,293
  3,954,000  FHLMC Series 2558 Class BD<<                                              5.00         01/15/2018         3,965,102
  2,516,372  FHLMC Series 2583 Class TD                                                4.50         12/15/2013         2,484,294
  2,815,000  FHLMC Series 2590 Class NU                                                5.00         06/15/2017         2,819,469
  9,072,706  FHLMC Series 2603 Class KT<<                                              4.75         07/15/2014         9,059,806
  2,634,788  FHLMC Series 2614 Class TD                                                3.50         05/15/2016         2,579,431
  2,565,000  FHLMC Series 2623 Class AJ                                                4.50         07/15/2016         2,525,829
      8,249  FHLMC Series 2631 Class MT                                                3.50         01/15/2022             8,221
  2,255,411  FHLMC Series 2632 Class NE                                                4.00         06/15/2013         2,205,052
  2,612,804  FHLMC Series 2645 Class MK                                                3.50         07/15/2022         2,601,500
  1,015,000  FHLMC Series 2725 Class PC<<                                              4.50         05/15/2028         1,015,123
 11,277,000  FHLMC Series 2727 Class PE                                                4.50         07/15/2032        10,836,434
    458,059  FHLMC Series 2727 Class PW                                                3.57         06/15/2029           450,966
  1,443,371  FHLMC Series 2780 Class TB                                                3.00         12/15/2024         1,422,438
  2,808,000  FHLMC Series 2790 Class TN                                                4.00         05/15/2024         2,598,998
  1,184,086  FHLMC Series 2814 Class BD                                                4.00         04/15/2018         1,158,311
  1,635,072  FHLMC Series 2975 Class EA                                                5.00         05/15/2018         1,640,163
    340,331  FHLMC Series 3000 Class PA                                                3.90         01/15/2023           335,964
  3,998,666  FHLMC Series 3017 Class TA<<                                              4.50         08/15/2035         3,960,831
  3,151,458  FHLMC Series 3020 Class MA                                                5.50         04/15/2027         3,172,718
  5,549,088  FHLMC Series 3034 Class EH                                                5.50         12/15/2034         5,615,554
  1,535,556  FHLMC Series 3035 Class PA                                                5.50         09/15/2035         1,556,852
  2,713,000  FHLMC Series 3062 Class LC                                                5.50         11/15/2028         2,745,102
  1,799,990  FHLMC Series 3075 Class PA<<                                              5.50         07/15/2025         1,809,461
  2,860,307  FHLMC Series 3078 Class PA<<                                              5.50         07/15/2024         2,874,127
  1,748,500  FHLMC Series 3104 Class QC                                                5.00         09/15/2031         1,730,065
  5,873,519  FHLMC Series 3135 Class JA<<                                              6.00         09/15/2027         5,941,909

136 Wells Fargo Advantage Master Portfolios

                         Portfolio of Investments--November 30, 2007 (Unaudited)


TOTAL RETURN BOND PORTFOLIO
--------------------------------------------------------------------------------

  PRINCIPAL  SECURITY NAME                                                         INTEREST RATE  MATURITY DATE       VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$ 5,481,293  FHLMC Series 3138 Class PA                                                5.50%        02/15/2027    $    5,518,002
  5,199,650  FHLMC Series 3151 Class PA<<                                              6.00         03/15/2026         5,272,680
  4,950,996  FHLMC Series 3164 Class NA                                                6.00         02/15/2027         5,025,620
  2,178,000  FHLMC Series 3164 Class NC                                                6.00         12/15/2032         2,242,209
 16,005,858  FHLMC Series 3167 Class QA                                                6.00         10/15/2026        16,255,335
  6,036,552  FHLMC Series 3171 Class NE<<                                              6.00         05/15/2027         6,126,774
  4,301,086  FHLMC Series 3173 Class PH<<                                              6.00         09/15/2027         4,369,700
  1,767,542  FHLMC Series 3177 Class PA                                                6.00         12/15/2026         1,793,864
  2,967,560  FHLMC Series 3178 Class MA                                                6.00         10/15/2026         3,008,626
    589,881  FHLMC Series 3184 Class PA                                                5.50         02/15/2027           594,275
  3,663,461  FHLMC Series 3192 Class GA<<                                              6.00         03/15/2027         3,712,867
  4,701,000  FHLMC Series 3205 Class PC<<                                              6.00         09/15/2032         4,797,885
  3,466,387  FHLMC Series 3216 Class NA                                                6.00         05/15/2028         3,520,245
  1,900,000  FHLMC Series 3268 Class HC                                                5.00         12/15/2032         1,862,321
  6,400,985  FHLMC Series 3288 Class PA<<                                              5.50         05/15/2029         6,461,622
  2,687,000  FHLMC Series 3289 Class PB                                                5.00         11/15/2029         2,681,676
  2,053,000  FHLMC Series 3298 Class VB                                                5.00         11/15/2025         1,937,996
  2,615,000  FHLMC Series 3300 Class PB                                                5.50         02/15/2031         2,642,245
  1,764,000  FHLMC Series 3305 Class PD                                                5.50         11/15/2035         1,739,518
  2,203,535  FHLMC Series 3312 Class AP<<                                              5.50         11/15/2025         2,222,006
  6,950,475  FHLMC Series 3316 Class HA<<                                              5.00         07/15/2035         6,920,196
  1,251,000  FHLMC Series 3316 Class PB                                                5.50         03/15/2031         1,264,271
 12,902,763  FHLMC Series 3325 Class JL                                                5.50         06/15/2037        13,004,945
    637,000  FHLMC Series 3326 Class PC                                                5.50         08/15/2032           633,022
  4,995,000  FHLMC Series 3331 Class BP<<                                              5.50         02/15/2031         5,030,346
  4,466,990  FHLMC Series 3347 Class PA                                                5.00         06/15/2028         4,486,057
  8,990,000  FHLMC Series 3347 Class PC                                                5.00         07/15/2033         8,771,932
  3,917,000  FHLMC Series 3347 Class PD<<                                              5.00         09/15/2035         3,713,385
  5,820,000  FHLMC Series 3349 Class BP<<                                              6.00         03/15/2032         5,959,033
  9,748,000  FHLMC Series 3351 Class PK                                                5.50         01/15/2032         9,865,202
  2,607,000  FHLMC Series 3372 Class BD                                                4.50         10/15/2022         2,508,141
  2,226,282  First Union National Bank Commercial Mortgage Series 1999-C4
               Class A2                                                                7.39         12/15/2031         2,312,993
  1,574,000  First Union National Bank Commercial Mortgage Series 2001-C4
               Class B                                                                 6.42         12/12/2033         1,650,640
  1,972,676  FNMA Grantor Trust Series 2002-T11 Class A                                4.77         04/25/2012         1,977,206
  1,682,118  FNMA Grantor Trust Series 2003-T1 Class A                                 3.81         11/25/2012         1,673,201
    438,627  FNMA Series 2003-108 Class BE                                             4.00         11/25/2018           415,469
    791,960  FNMA Series 2003-113 Class PN                                             3.50         02/25/2013           785,354
  5,100,244  FNMA Series 2003-123 Class AB<<                                           4.00         10/25/2016         5,001,962
  1,458,547  FNMA Series 2003-15 Class CH                                              4.00         02/25/2017         1,433,250
  1,998,204  FNMA Series 2003-16 Class PN                                              4.50         10/25/2015         1,985,394
    841,000  FNMA Series 2003-24 Class LC                                              5.00         12/25/2015           840,393
  2,952,000  FNMA Series 2003-3 Class HJ                                               5.00         02/25/2018         2,946,947
  5,832,077  FNMA Series 2003-30 Class ET<<                                            3.50         08/25/2016         5,715,302
  3,378,132  FNMA Series 2003-33 Class CH                                              4.00         07/25/2017         3,297,985
  7,683,347  FNMA Series 2003-34 Class QJ<<                                            4.50         01/25/2016         7,632,757
    172,853  FNMA Series 2003-92 Class NM                                              3.50         04/25/2013           171,579
  6,513,000  FNMA Series 2003-92 Class PC                                              4.50         05/25/2015         6,472,232
  2,257,437  FNMA Series 2004-34 Class PI                                              3.50         05/25/2014         2,234,376
  2,579,960  FNMA Series 2004-4 Class CA                                               4.00         09/25/2017         2,514,241
  2,341,917  FNMA Series 2004-6 Class CA                                               4.00         06/25/2017         2,284,942
  2,030,840  FNMA Series 2004-60 Class PA                                              5.50         04/25/2034         2,047,776
  3,018,353  FNMA Series 2004-81 Class AG                                              4.00         03/25/2018         2,941,811
  2,543,000  FNMA Series 2005-20 Class QD<<                                            5.00         03/25/2028         2,544,230
  2,390,273  FNMA Series 2005-38 Class CD                                              5.00         06/25/2019         2,381,713
  1,813,643  FNMA Series 2005-45 Class BA                                              4.50         11/25/2014         1,807,735
  1,863,643  FNMA Series 2005-58 Class MA                                              5.50         07/25/2035         1,893,760
  3,253,524  FNMA Series 2006-18 Class PA                                              5.50         01/25/2026         3,267,636

Portfolio of Investments--November 30, 2007 (Unaudited)

                                     Wells Fargo Advantage Master Portfolios 137


TOTAL RETURN BOND PORTFOLIO
--------------------------------------------------------------------------------

    PRINCIPAL   SECURITY NAME                                                         INTEREST RATE   MATURITY DATE       VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$   3,340,493   FNMA SERIES 2006-31 CLASS PA                                                5.50%       11/25/2026    $   3,359,046
    7,035,113   FNMA SERIES 2006-34 CLASS PA<<                                              6.00        05/25/2027        7,116,608
    2,056,669   FNMA SERIES 2006-41 CLASS MA<<                                              5.50        04/25/2024        2,063,265
    7,725,000   FNMA SERIES 2006-45 CLASS NW                                                5.50        01/25/2035        7,609,074
    3,529,000   FNMA SERIES 2006-48 CLASS TD                                                5.50        12/25/2034        3,468,412
    1,006,402   FNMA SERIES 2006-53 CLASS PA                                                5.50        12/25/2026        1,013,072
    2,913,163   FNMA SERIES 2006-55 CLASS PA                                                6.00        05/25/2026        2,948,298
    1,967,528   FNMA SERIES 2006-64 CLASS PA                                                5.50        02/25/2030        1,984,329
    6,781,558   FNMA SERIES 2006-80 CLASS PB<<                                              6.00        10/25/2027        6,877,447
    4,869,000   FNMA SERIES 2007-109 CLASS VB                                               5.00        05/25/2028        4,662,828
    3,147,000   FNMA SERIES 2007-113 CLASS DB                                               4.50        12/25/2022        2,992,477
    1,859,702   FNMA SERIES 2007-27 CLASS KA                                                5.75        09/25/2033        1,885,669
    7,763,391   FNMA SERIES 2007-30 CLASS MA<<                                              4.25        02/25/2037        7,637,160
    7,536,809   FNMA SERIES 2007-39 CLASS NA<<                                              4.25        01/25/2037        7,404,577
    2,448,391   FNMA SERIES 2007-62 CLASS PA                                                6.00        03/25/2029        2,489,975
    5,763,744   FNMA SERIES 2007-80 CLASS TA<<                                              6.00        09/25/2026        5,853,123
    2,256,394   FNMA SERIES 2007-81 CLASS AE                                                6.00        08/25/2028        2,294,235
    5,441,505   FNMA SERIES 2007-81 CLASS PA                                                6.00        02/25/2029        5,537,469
        5,478   GE CAPITAL COMMERCIAL MORTGAGE CORPORATION SERIES 2001-2 CLASS A3           6.03        08/11/2033            5,544
    4,098,000   GE CAPITAL COMMERCIAL MORTGAGE CORPORATION SERIES 2004-C1 CLASS A3          4.60        11/10/2038        3,940,908
    3,697,000   GE CAPITAL COMMERCIAL MORTGAGE CORPORATION SERIES 2004-C3 CLASS
                A4+/-                                                                       5.19        07/10/2039        3,646,247
    6,025,000   GE CAPITAL COMMERCIAL MORTGAGE CORPORATION SERIES 2005-C3 CLASS
                A7A+/-                                                                      4.97        07/10/2045        5,866,010
      759,426   GMAC COMMERCIAL MORTGAGE SECURITIES INCORPORATED SERIES 2004-C1
                CLASS A1                                                                    3.12        03/10/2038          749,053
      307,276   GMAC COMMERCIAL MORTGAGE SECURITIES INCORPORATED SERIES 2004-C2
                CLASS A1                                                                    3.90        08/10/2038          303,434
    1,358,002   GNMA SERIES 2006-3 CLASS A                                                  4.21        01/16/2028        1,343,959
    1,693,000   GNMA SERIES 2006-37 CLASS JG                                                5.00        07/20/2036        1,613,176
    2,608,379   GNMA SERIES 2006-8 CLASS A                                                  3.94        08/16/2025        2,573,278
   13,533,000   GNMA SERIES 2007-7 CLASS PG<<                                               5.00        02/16/2037       12,840,443
    1,051,000   GOLDMAN SACHS MORTGAGE SECURITIES CORPORATION II SERIES 1998-C1
                CLASS B                                                                     6.97        10/18/2030        1,059,142
    5,774,465   GOLDMAN SACHS MORTGAGE SECURITIES CORPORATION II SERIES 1998-GLII
                CLASS A2                                                                    6.56        04/13/2031        5,771,451
    2,228,000   GOLDMAN SACHS MORTGAGE SECURITIES CORPORATION II SERIES 2004-GG2
                CLASS A6+/-                                                                 5.40        08/10/2038        2,221,605
      594,000   HELLER FINANCIAL COMMERCIAL MORTGAGE ASSET SERIES 1999-PH1 CLASS
                C+/-                                                                        6.85        05/15/2031          605,624
      265,000   JPMORGAN CHASE COMMERCIAL MORTGAGE SECURITIES CORPORATION SERIES
                2001-C1 CLASS A3                                                            5.86        10/12/2035          272,557
    6,074,000   JPMORGAN CHASE COMMERCIAL MORTGAGE SECURITIES CORPORATION SERIES
                2002-C2 CLASS A2                                                            5.05        12/12/2034        6,037,090
    1,152,000   JPMORGAN CHASE COMMERCIAL MORTGAGE SECURITIES CORPORATION SERIES
                2002-CIB5 CLASS A2                                                          5.16        10/12/2037        1,152,034
    4,280,000   JPMORGAN CHASE COMMERCIAL MORTGAGE SECURITIES CORPORATION SERIES
                2003-CB7 CLASS A4+/-                                                        4.88        01/12/2038        4,180,068
    1,733,000   JPMORGAN CHASE COMMERCIAL MORTGAGE SECURITIES CORPORATION SERIES
                2004-C3 CLASS A5                                                            4.88        01/15/2042        1,677,142
    1,727,000   JPMORGAN CHASE COMMERCIAL MORTGAGE SECURITIES CORPORATION SERIES
                2005-CB11 CLASS ASB+/-                                                      5.20        08/12/2037        1,739,333
    1,160,000   JPMORGAN CHASE COMMERCIAL MORTGAGE SECURITIES CORPORATION SERIES
                2005-CB13 CLASS AM+/-                                                       5.34        01/12/2043        1,124,402
    1,228,206   JPMORGAN CHASE COMMERCIAL MORTGAGE SECURITIES CORPORATION SERIES
                2005-LDP2 CLASS A1                                                          4.33        07/15/2042        1,217,148
      694,797   JPMORGAN CHASE COMMERCIAL MORTGAGE SECURITIES CORPORATION SERIES
                2005-LDP3 CLASS A1                                                          4.66        08/15/2042          691,329
    2,405,000   JPMORGAN CHASE COMMERCIAL MORTGAGE SECURITIES CORPORATION SERIES
                2005-LDP3 CLASS ASB+/-                                                      4.89        08/15/2042        2,386,107
    4,336,000   JPMORGAN CHASE COMMERCIAL MORTGAGE SECURITIES CORPORATION SERIES
                2006-CB17 CLASS ASB                                                         5.42        12/12/2043        4,371,457
    1,166,000   JPMORGAN CHASE COMMERCIAL MORTGAGE SECURITIES SERIES 2005-LDP2
                CLASS A4                                                                    4.74        07/15/2042        1,117,918
      818,000   JPMORGAN CHASE COMMERCIAL MORTGAGE SECURITY CORPORATION SERIES
                2006-CB16 CLASS ASB                                                         5.52        05/12/2045          829,645

138 Wells Fargo Advantage Master Portfolios

                         Portfolio of Investments--November 30, 2007 (Unaudited)


TOTAL RETURN BOND PORTFOLIO
--------------------------------------------------------------------------------

    PRINCIPAL   SECURITY NAME                                                         INTEREST RATE   MATURITY DATE       VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$     397,000   LEHMAN BROTHERS UBS COMMERCIAL CONDUIT MORTGAGE TRUST SERIES
                1999-C2 CLASS B                                                             7.43%       10/15/2032    $     413,907
    4,857,000   LEHMAN BROTHERS UBS COMMERCIAL MORTGAGE TRUST SERIES 2002-C2 CLASS
                A4                                                                          5.59        06/15/2031        4,973,328
    2,086,000   LEHMAN BROTHERS UBS COMMERCIAL MORTGAGE TRUST SERIES 2003-C5 CLASS
                A2                                                                          3.48        07/15/2027        2,060,317
    1,697,000   LEHMAN BROTHERS UBS COMMERCIAL MORTGAGE TRUST SERIES 2003-C8 CLASS
                A4+/-                                                                       5.12        11/15/2032        1,677,864
      885,000   LEHMAN BROTHERS UBS COMMERCIAL MORTGAGE TRUST SERIES 2005-C7 CLASS
                AM+/-                                                                       5.26        11/15/2040          847,689
    7,697,000   MERRILL LYNCH COUNTRYWIDE COMMERCIAL MORTGAGE TRUST SERIES 2006-4
                CLASS ASB+/-                                                                5.13        12/12/2049        7,645,072
    6,311,000   MERRILL LYNCH MORTGAGE TRUST SERIES 2004-BPC1 CLASS A5+/-                   4.86        10/12/2041        6,118,913
      929,000   MERRILL LYNCH MORTGAGE TRUST SERIES 2004-MKB1 CLASS B+/-                    5.28        02/12/2042          916,697
    1,556,000   MERRILL LYNCH MORTGAGE TRUST SERIES 2005-CIP1 CLASS AM+/-                   5.11        07/12/2038        1,481,152
    4,797,000   MERRILL LYNCH MORTGAGE TRUST SERIES 2005-LC1 CLASS A4+/-                    5.29        01/12/2044        4,765,174
    2,091,000   MERRILL LYNCH MORTGAGE TRUST SERIES 2005-MKB2 CLASS A4+/-                   5.20        09/12/2042        2,062,052
    1,773,437   MORGAN STANLEY CAPITAL I SERIES 2002-IQ2 CLASS A3                           5.52        12/15/2035        1,779,919
    4,079,000   MORGAN STANLEY CAPITAL I SERIES 2003-IQ5 CLASS A4                           5.01        04/15/2038        4,036,704
    2,332,000   MORGAN STANLEY CAPITAL I SERIES 2004-HQ3 CLASS A4                           4.80        01/13/2041        2,261,532
      373,000   MORGAN STANLEY CAPITAL I SERIES 2004-HQ3 CLASS D                            4.90        01/13/2041          358,506
    1,160,000   MORGAN STANLEY CAPITAL I SERIES 2004-T13 CLASS B+/-                         4.76        09/13/2045        1,119,812
    3,736,000   MORGAN STANLEY CAPITAL I SERIES 2005-HQ5 CLASS AAB                          5.04        01/14/2042        3,741,511
    4,918,000   MORGAN STANLEY CAPITAL I SERIES 2005-HQ7 CLASS AAB+/-                       5.35        11/14/2042        4,959,357
    1,973,000   MORGAN STANLEY DEAN WITTER CAPITAL I SERIES 2001-TOP1 CLASS A4              6.66        02/15/2033        2,054,258
    2,749,000   MORGAN STANLEY DEAN WITTER CAPITAL I SERIES 2001-TOP3 CLASS A4              6.39        07/15/2033        2,862,192
    2,542,494   SALOMON BROTHERS MORTGAGE SECURITIES VII SERIES 2002-KEY2 CLASS A2          4.47        03/18/2036        2,511,110
      102,191   STRUCTURED ASSET SECURITIES CORPORATION SERIES 1998-2 CLASS A+/-            5.31        02/25/2028           99,316
    6,430,524   US BANK NA SERIES 2007-1 CLASS A                                            5.92        05/25/2012        6,779,997
    2,686,000   WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES 2002-C1 CLASS A4             6.29        04/15/2034        2,808,767
    8,334,000   WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES 2002-C2 CLASS A4             4.98        11/15/2034        8,262,996
      942,000   WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES 2003-C5 CLASS A2             3.99        06/15/2035          886,040
    1,330,000   WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES 2003-C6 CLASS A3+/-          4.96        08/15/2035        1,328,721
    3,530,000   WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES 2003-C7 CLASS
                A2+/-++                                                                     5.08        10/15/2035        3,478,785
    1,610,000   WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES 2003-C8 CLASS A3             4.45        11/15/2035        1,590,002
    1,074,000   WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES 2003-C9 CLASS A4+/-          5.01        12/15/2035        1,057,340
      633,000   WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES 2003-C9 CLASS B+/-           5.11        12/15/2035          623,017
    7,078,000   WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES 2004-C10 CLASS A4            4.75        02/15/2041        6,827,853
    3,216,000   WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES 2004-C11 CLASS B+/-          5.31        01/15/2041        3,113,295
    3,177,000   WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES 2004-C12 CLASS A4+/-         5.23        07/15/2041        3,161,322
    1,614,000   WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES 2004-C15 CLASS B             4.89        10/15/2041        1,511,794
    2,001,000   WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES 2005-C19 CLASS A6            4.70        05/15/2044        1,911,297
    5,325,000   WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES 2005-C20 CLASS A7+/-         5.12        07/15/2042        5,230,359
    4,893,000   WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES 2005-C21 CLASS A4+/-         5.21        10/15/2044        4,858,512
    3,987,000   WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES 2006-C26 CLASS APB           6.00        06/15/2045        4,138,888
    1,749,000   WACHOVIA BANK COMMERICAL MORTGAGE TRUST SERIES 2003-C5 CLASS B              4.11        06/15/2035        1,644,473

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $677,656,859)                                                           684,169,064
                                                                                                                      -------------
CORPORATE BONDS & NOTES: 15.69%

APPAREL & ACCESSORY STORES: 0.17%
    3,360,000   NORDSTROM INCORPORATED                                                      7.00        01/15/2038        3,385,657
                                                                                                                      -------------
BUSINESS SERVICES: 0.34%
    6,315,000   GENERAL ELECTRIC CAPITAL CORPORATION SERIES MTNA                            6.00        06/15/2012        6,654,084
                                                                                                                      -------------
CHEMICALS & ALLIED PRODUCTS: 0.49%
    2,900,000   ABBOTT LABORATORIES                                                         5.60        11/30/2017        2,962,014
    1,275,000   BRISTOL MYERS SQUIBB COMPANY                                                5.88        11/15/2036        1,265,300
    2,440,000   ESTEE LAUDER COMPANIES INCORPORATED                                         5.55        05/15/2017        2,508,513
    2,575,000   SCHERING-PLOUGH CORPORATION                                                 6.55        09/15/2037        2,704,407

                                                                                                                          9,440,234
                                                                                                                      -------------

Portfolio of Investments--November 30, 2007 (Unaudited)

                                     Wells Fargo Advantage Master Portfolios 139


TOTAL RETURN BOND PORTFOLIO
--------------------------------------------------------------------------------

    PRINCIPAL   SECURITY NAME                                                         INTEREST RATE   MATURITY DATE       VALUE
COMMUNICATIONS: 1.83%
$   3,790,000   AT&T INCORPORATED                                                           6.15%       09/15/2034    $   3,795,507
    9,683,000   COMCAST CABLE COMMUNICATIONS HOLDINGS INCORPORATED                          8.38        03/15/2013       10,886,423
      580,000   EMBARQ CORPORATION                                                          8.00        06/01/2036          613,002
    2,205,000   NEWS AMERICA HOLDINGS INCORPORATED                                          6.20        12/15/2034        2,124,061
    4,740,000   QWEST CORPORATION                                                           7.50        10/01/2014        4,799,250
    5,310,000   SBC COMMUNICATIONS                                                          5.10        09/15/2014        5,244,406
    3,055,000   SPRINT CAPITAL CORPORATION                                                  6.13        11/15/2008        3,051,151
      530,000   SPRINT CAPITAL CORPORATION                                                  8.75        03/15/2032          575,914
    1,245,000   SPRINT NEXTEL CORPORATION                                                   6.00        12/01/2016        1,185,389
    2,760,000   TIME WARNER ENTERTAINMENT COMPANY LP                                        8.38        07/15/2033        3,276,758

                                                                                                                         35,551,861
                                                                                                                      -------------
DEPOSITORY INSTITUTIONS: 0.76%
    1,630,000   BAC CAPITAL TRUST XI                                                        6.63        05/23/2036        1,566,958
    1,425,000   BANK OF AMERICA CORPORATION                                                 5.38        06/15/2014        1,432,999
    2,820,000   BANK OF AMERICA CORPORATION                                                 5.75        12/01/2017        2,819,944
    1,180,000   CAPITAL ONE FINANCIAL CORPORATION                                           6.75        09/15/2017        1,153,785
    3,145,000   CITIGROUP INCORPORATED                                                      3.63        02/09/2009        3,111,716
    1,155,000   LEHMAN BROTHERS HOLDINGS                                                    6.88        07/17/2037        1,122,040
    3,125,000   PNC FUNDING CORPORATION                                                     5.25        11/15/2015        3,049,631
      647,000   WASHINGTON MUTUAL INCORPORATED                                              4.00        01/15/2009          608,716

                                                                                                                         14,865,789
                                                                                                                      -------------
EATING & DRINKING PLACES: 0.29%
      810,000   MCDONALD'S CORPORATION                                                      5.80        10/15/2017          833,843
      810,000   MCDONALD'S CORPORATION                                                      6.30        10/15/2037          840,049
    2,895,000   YUM! BRANDS INCORPORATED                                                    6.88        11/15/2037        2,828,033
    1,155,000   YUM! BRANDS INCORPORATED                                                    6.25        03/15/2018        1,161,935

                                                                                                                          5,663,860
                                                                                                                      -------------
ELECTRIC UTILITIES: 0.09%
    1,680,000   PROGRESS ENERGY INCORPORATED                                                6.85        04/15/2012        1,806,353
                                                                                                                      -------------
ELECTRIC, GAS & SANITARY SERVICES: 2.40%
    1,920,000   ALLEGHENY ENERGY SUPPLY++                                                   8.25        04/15/2012        2,059,200
    1,695,000   CMS ENERGY CORPORATION                                                      6.55        07/17/2017        1,645,772
    1,985,000   COMMONWEALTH EDISON COMPANY                                                 6.15        09/15/2017        2,055,859
    4,982,000   DPL INCORPORATED                                                            6.88        09/01/2011        5,320,074
    2,875,000   FIRSTENERGY CORPORATION SERIES B                                            6.45        11/15/2011        2,969,010
    2,787,215   KANSAS GAS & ELECTRIC                                                       5.65        03/29/2021        2,790,086
      800,000   MIDAMERICAN ENERGY HOLDINGS COMPANY++                                       6.50        09/15/2037          831,437
    4,285,000   NEVADA POWER COMPANY SERIES A                                               8.25        06/01/2011        4,731,548
    3,120,000   PACIFICORP                                                                  6.25        10/15/2037        3,223,927
    2,792,000   PUBLIC SERVICE COMPANY OF COLORADO                                          7.88        10/01/2012        3,170,894
   12,951,000   TAQA ABU DHABI NATIONAL ENERGY COMPANY++                                    5.62        10/25/2012       13,118,288
    2,805,000   VIRGINIA ELECTRIC & POWER COMPANY                                           5.10        11/30/2012        2,809,255
    1,910,000   VIRGINIA ELECTRIC & POWER COMPANY                                           6.35        11/30/2037        1,925,864

                                                                                                                         46,651,214
                                                                                                                      -------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER EQUIPMENT: 0.26%
    2,800,000   GENERAL ELECTRIC COMPANY                                                    5.25        12/06/2017        2,774,223
    2,240,000   PACIFIC GAS & ELECTRIC COMPANY                                              5.63        11/30/2017        2,237,776

                                                                                                                          5,011,999
                                                                                                                      -------------

140 Wells Fargo Advantage Master Portfolios

                         Portfolio of Investments--November 30, 2007 (Unaudited)


TOTAL RETURN BOND PORTFOLIO
--------------------------------------------------------------------------------

    PRINCIPAL   SECURITY NAME                                                         INTEREST RATE   MATURITY DATE       VALUE
HEALTH SERVICES: 0.17%
$   3,395,000   COVENTRY HEALTH CARE INCORPORATED                                           5.95%       03/15/2017    $   3,319,061
                                                                                                                      -------------
HOLDING & OTHER INVESTMENT OFFICES: 0.38%
    7,050,000   ALLIED CAPITAL CORPORATION                                                  6.63        07/15/2011        7,405,299
                                                                                                                      -------------
INSURANCE CARRIERS: 1.25%
    1,475,000   ACE INA HOLDINGS INCORPORATED                                               5.70        02/15/2017        1,451,813
    1,305,000   ACE INA HOLDINGS INCORPORATED                                               6.70        05/15/2036        1,304,930
    3,360,000   AETNA INCORPORATED                                                          6.75        12/15/2037        3,317,180
    3,125,000   AMERICAN INTERNATIONAL GROUP INCORPORATED                                   4.70        10/01/2010        3,143,897
    3,600,000   AMERICAN INTERNATIONAL GROUP INCORPORATED SERIES MTN                        5.45        05/18/2017        3,557,120
    1,590,000   CIGNA CORPORATION                                                           6.15        11/15/2036        1,494,250
    2,835,000   LIBERTY MUTUAL GROUP++                                                      7.50        08/15/2036        2,912,682
    1,920,000   METLIFE INCORPORATED                                                        6.40        12/15/2036        1,764,849
    1,690,000   PRUDENTIAL FINANCIAL INCORPORATED SERIES MTN                                6.00        12/01/2017        1,672,507
    1,415,000   PRUDENTIAL FINANCIAL INCORPORATED SERIES MTN                                5.70        12/14/2036        1,257,958
    2,345,000   WELLPOINT INCORPORATED                                                      5.88        06/15/2017        2,354,274

                                                                                                                         24,231,460
                                                                                                                      -------------
MOTION PICTURES: 0.41%
    4,045,000   NEWS AMERICA INCORPORATION++                                                6.65        11/15/2037        4,118,769
    3,920,000   THE WALT DISNEY COMPANY                                                     4.70        12/01/2012        3,911,282

                                                                                                                          8,030,051
                                                                                                                      -------------
NON-DEPOSITORY CREDIT INSTITUTIONS: 1.41%
    3,140,000   CAPITAL ONE BANK SERIES BKNT                                                4.88        05/15/2008        3,115,618
    3,745,000   GENERAL ELECTRIC CAPITAL CORPORATION+/-                                     6.38        11/15/2049        3,815,739
    1,730,000   GENERAL ELECTRIC CAPITAL CORPORATION SERIES GMTN<<                          6.15        08/07/2037        1,851,015
    3,475,000   GENERAL ELECTRIC CAPITAL CORPORATION SERIES MTN<<                           5.25        10/19/2012        3,561,288
    4,229,000   GENERAL ELECTRIC CAPITAL CORPORATION SERIES MTNA                            3.75        12/15/2009        4,192,005
    5,270,000   JPMORGAN CHASE BANK NATIONAL SERIES BKNT                                    6.00        10/01/2017        5,324,513
    5,600,000   WACHOVIA BANK NA SERIES BKNT                                                6.60        01/15/2038        5,588,352

                                                                                                                         27,448,530
                                                                                                                      -------------
OFFICE EQUIPMENT: 0.12%
    2,335,000   XEROX CORPORATION                                                           5.50        05/15/2012        2,377,681
                                                                                                                      -------------
OIL & GAS EXTRACTION: 0.81%
    3,900,000   DEVON FINANCING CORPORATION                                                 6.88        09/30/2011        4,196,864
    1,110,000   EL PASO NATURAL GAS COMPANY++                                               5.95        04/15/2017        1,112,429
    1,180,000   PEMEX PROJECT FUNDING MASTER TRUST                                          6.63        06/15/2035        1,252,603
    1,380,000   PEMEX PROJECT FUNDING MASTER TRUST++                                        6.63        06/15/2035        1,464,909
    1,230,000   SOUTHERN NATURAL GAS COMPANY++                                              5.90        04/01/2017        1,232,675
    2,935,000   WEATHERFORD INTERNATIONAL INCORPORATED++                                    5.95        06/15/2012        3,063,576
    3,190,000   WEATHERFORD INTERNATIONAL INCORPORATED++                                    6.35        06/15/2017        3,335,981

                                                                                                                         15,659,037
                                                                                                                      -------------
PETROLEUM REFINING & RELATED INDUSTRIES: 0.19%
    1,155,000   MARATHON OIL CORPORATION                                                    6.00        10/01/2017        1,179,792
    2,328,000   MARATHON OIL CORPORATION                                                    6.60        10/01/2037        2,417,907

                                                                                                                          3,597,699
                                                                                                                      -------------
PHARMACEUTICALS: 0.47%
    8,520,000   Wyeth                                                                       6.95        03/15/2011        9,138,177
                                                                                                                      -------------

Portfolio of Investments--November 30, 2007 (Unaudited)

                                     Wells Fargo Advantage Master Portfolios 141


TOTAL RETURN BOND PORTFOLIO
--------------------------------------------------------------------------------

    PRINCIPAL   SECURITY NAME                                                         INTEREST RATE   MATURITY DATE       VALUE
PRIMARY METAL INDUSTRIES: 0.06%
$   1,025,000   CORNING INCORPORATED                                                        7.25%       08/15/2036    $   1,148,918
                                                                                                                      -------------
REAL ESTATE INVESTMENT TRUSTS (REITS): 0.83%
      920,000   DEVELOPERS DIVERS REALTY                                                    5.38        10/15/2012          936,943
    4,070,000   HEALTH CARE PROPERTIES INVESTORS INCORPORATED                               5.65        12/15/2013        3,982,812
    1,980,000   INTERNATIONAL LEASE FINANCE CORPORATION SERIES MTN+/-                       5.25        05/24/2010        1,971,973
    3,515,000   INTERNATIONAL LEASE FINANCE CORPORATION SERIES MTN                          5.75        06/15/2011        3,577,873
    1,750,000   INTERNATIONAL LEASE FINANCE CORPORATION SERIES MTN                          5.65        06/01/2014        1,779,794
      930,000   PROLOGIS TRUST                                                              5.25        11/15/2010          929,508
    2,890,000   PROLOGIS TRUST                                                              5.50        04/01/2012        2,921,400

                                                                                                                         16,100,303
                                                                                                                      -------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 1.93%
    4,970,000   GOLDMAN SACHS CAPITAL II+/-                                                 5.79        12/29/2049        4,439,805
    1,965,000   GOLDMAN SACHS CAPITAL INCORPORATED<<                                        6.35        02/15/2034        1,744,889
    1,770,000   GOLDMAN SACHS GROUP INCORPORATED                                            6.88        01/15/2011        1,880,057
    2,440,000   GOLDMAN SACHS GROUP INCORPORATED                                            5.13        01/15/2015        2,389,189
    1,165,000   GOLDMAN SACHS GROUP INCORPORATED                                            6.45        05/01/2036        1,108,310
    6,062,000   LAZARD GROUP LLC                                                            7.13        05/15/2015        6,157,877
    4,600,000   LAZARD GROUP LLC                                                            6.85        06/15/2017        4,561,903
    1,190,000   LEHMAN BROTHERS HOLDINGS                                                    4.50        07/26/2010        1,175,946
    1,135,000   LEHMAN BROTHERS HOLDINGS INCORPORATED SERIES MTN                            5.75        05/17/2013        1,140,451
    4,050,000   MERRILL LYNCH & COMPANY                                                     6.05        08/15/2012        4,112,917
    1,735,000   MERRILL LYNCH & COMPANY INCORPORATED<<                                      6.40        08/28/2017        1,758,919
    2,754,000   MORGAN STANLEY                                                              5.30        03/01/2013        2,728,559
    1,455,000   MORGAN STANLEY                                                              5.38        10/15/2015        1,398,987
    2,935,000   MORGAN STANLEY SERIES EMTN                                                  5.45        01/09/2017        2,828,891

                                                                                                                         37,426,700
                                                                                                                      -------------
TRANSPORTATION EQUIPMENT: 1.03%
    8,780,000   DAIMLERCHRYSLER NA HOLDING CORPORATION                                      6.50        11/15/2013        9,313,455
    1,090,000   DAIMLERCHRYSLER NA HOLDING CORPORATION                                      8.50        01/18/2031        1,394,066
    6,225,000   DAIMLERCHRYSLER NA HOLDING CORPORATION SERIES MTN+/-                        6.05        03/13/2009        6,196,745
    1,855,000   DAIMLERCHRYSLER NA HOLDING CORPORATION SERIES MTN<<                         5.75        09/08/2011        1,903,132
    1,120,000   TEXTRON INCORPORATED                                                        5.60        12/01/2017        1,119,973

                                                                                                                         19,927,371
                                                                                                                      -------------

TOTAL CORPORATE BONDS & NOTES (COST $303,130,511)                                                                       304,841,338
                                                                                                                      -------------
FOREIGN CORPORATE BONDS@: 3.35%
    1,390,000   AMERICA MOVIL SA DE CV                                                      6.13        11/15/2037        1,356,985
    1,526,000   AMERICA MOVIL SA DE CV                                                      6.38        03/01/2035        1,539,034
    2,915,000   ASTRAZENECA PLC<<                                                           5.40        09/15/2012        3,009,373
    1,735,000   ASTRAZENECA PLC                                                             5.40        06/01/2014        1,767,465
    1,485,000   CANADIAN NATURAL RESOURCES LIMITED                                          5.70        05/15/2017        1,489,456
    2,045,000   CANADIAN NATURAL RESOURCES LIMITED                                          6.25        03/15/2038        2,012,538
    2,630,000   CONOCOPHILLIPS (CANADA)                                                     5.63        10/15/2016        2,700,855
    4,730,000   DELHAIZE GROUP                                                              6.50        06/15/2017        4,841,756
    1,215,000   ENEL FINANCE INTERNATIONAL SA++                                             6.80        09/15/2037        1,269,487
    1,680,000   FRANCE TELECOM SA                                                           7.75        03/01/2011        1,826,059
    1,090,000   FRANCE TELECOM SA                                                           8.50        03/01/2031        1,444,452
    2,930,000   HSBC HOLDINGS PLC                                                           6.50        09/15/2037        2,757,678
    1,155,000   HUSKY ENERGY INCORPORATED                                                   6.80        09/15/2037        1,214,702
    1,766,000   HUSKY OIL COMPANY                                                           7.55        11/15/2016        1,996,603
    3,825,000   HUTCHISON WHAMPOA INTERNATIONAL LIMITED++                                   7.45        11/24/2033        4,313,300

142 Wells Fargo Advantage Master Portfolios

                         Portfolio of Investments--November 30, 2007 (Unaudited)


TOTAL RETURN BOND PORTFOLIO
--------------------------------------------------------------------------------

    PRINCIPAL   SECURITY NAME                                                         INTEREST RATE  MATURITY DATE      VALUE
FOREIGN CORPORATE BONDS (continued)
$   5,645,000   PETROBRAS INTERNATIONAL FINANCE COMPANY                                     6.13%      10/06/2016   $     5,856,688
    2,860,000   RAS LAFFAN LIQUEFIED NATURAL GAS COMPANY LIMITED III++                      6.33       09/30/2027         2,854,394
      970,000   ROGERS CABLE INCORPORATED                                                   5.50       03/15/2014           961,400
    3,955,000   ROGERS WIRELESS INCORPORATED<<                                              6.38       03/01/2014         4,099,797
    2,585,000   ROYAL BANK OF SCOTLAND GROUP PLC                                            5.00       10/01/2014         2,590,821
    5,205,000   TELEFONICA EMISIONES SAU                                                    5.98       06/20/2011         5,358,173
      930,000   TELEFONICA EMISIONES SAU                                                    6.22       07/03/2017           967,558
    3,485,000   TYCO INTERNATIONAL GROUP SA                                                 6.38       10/15/2011         3,640,602
      450,000   TYCO INTERNATIONAL GROUP SA                                                 6.88       01/15/2029           473,985
    2,455,000   VODAFONE GROUP PLC                                                          5.63       02/27/2017         2,455,987
    2,197,000   WESTFIELD GROUP++                                                           5.40       10/01/2012         2,226,099

TOTAL FOREIGN CORPORATE BONDS (COST $63,985,260)                                                                         65,025,247
                                                                                                                    ---------------
FOREIGN GOVERNMENT BONDS@: 2.40%
    6,700,000   EMIRATE OF ABU DHABI++                                                      5.50       08/02/2012         7,022,759
    3,355,000   ENCANA CORPORATION                                                          6.50       02/01/2038         3,422,764
    6,370,000   EXPORT-IMPORT BANK OF KOREA EIBKOR                                          5.50       10/17/2012         6,474,054
    4,777,000   ITALY GOVERNMENT INTERNATIONAL BOND                                         5.38       06/15/2033         4,936,915
    3,470,000   PETROBRAS INTERNATIONAL FINANCE COMPANY                                     5.88       03/01/2018         3,548,075
    5,245,000   QUEBEC PROVINCE                                                             5.13       11/14/2016         5,480,847
    3,040,000   REPUBLIC OF BRAZIL                                                          6.00       01/17/2017         3,105,360
    1,185,000   ROYAL BANK OF SCOTLAND GROUP PLC SERIES MTN+/-                              7.64       03/31/2049         1,203,121
    5,100,000   SANTANDER PERPETUAL SA UNIPERSONAL+/-<<++                                   6.67       10/29/2049         4,922,648
    2,310,000   TRANSCANADA PIPELINES LIMITED                                               6.20       10/15/2037         2,354,821
    2,390,000   UNITED MEXICAN STATES                                                       5.63       01/15/2017         2,423,460
    1,630,000   UNITED MEXICAN STATES SERIES MTNA                                           5.88       01/15/2014         1,693,570

TOTAL FOREIGN GOVERNMENT BONDS (COST $45,272,267)                                                                        46,588,394
                                                                                                                    ---------------
US TREASURY SECURITIES: 6.95%

US TREASURY BONDS: 3.59%
    1,434,000   US TREASURY BOND<<                                                          8.88       02/15/2019         2,030,679
   26,403,000   US TREASURY BOND<<                                                          6.25       08/15/2023        31,889,860
    5,697,000   US TREASURY BOND<<                                                          6.63       02/15/2027         7,285,039
    2,895,000   US TREASURY BOND<<                                                          6.25       05/15/2030         3,643,630
      776,000   US TREASURY BOND<<                                                          5.38       02/15/2031           882,094
   11,629,000   US TREASURY BOND<<                                                          4.50       02/15/2036        11,790,713
    1,212,000   US TREASURY BOND<<                                                          4.75       02/15/2037         1,279,701
    9,980,000   US TREASURY BOND<<                                                          5.00       05/15/2037        10,959,289

                                                                                                                         69,761,005
                                                                                                                    ---------------
US TREASURY NOTES: 3.36%
      685,000   US TREASURY NOTE<<                                                          4.63       07/31/2009           701,697
      123,000   US TREASURY NOTE<<                                                          4.00       08/31/2009           124,903
    2,327,000   US TREASURY NOTE<<                                                          3.63       10/31/2009         2,351,180
    1,770,000   US TREASURY NOTE<<                                                          4.50       05/15/2010         1,831,674
       20,000   US TREASURY NOTE<<                                                          4.63       10/31/2011            20,975
    3,294,000   US TREASURY NOTE<<                                                          3.88       10/31/2012         3,361,939
    1,285,000   US TREASURY NOTE                                                            3.63       05/15/2013         1,293,232
   16,011,000   US TREASURY NOTE<<                                                          4.50       05/15/2017        16,668,956
   24,252,000   US TREASURY NOTE<<                                                          4.75       08/15/2017        25,735,525
   12,964,000   US TREASURY NOTE                                                            4.25       11/15/2017        13,261,770

                                                                                                                         65,351,851
                                                                                                                    ---------------

TOTAL US TREASURY SECURITIES (COST $130,742,973)                                                                        135,112,856
                                                                                                                    ---------------

Portfolio of Investments--November 30, 2007 (Unaudited)

                                     Wells Fargo Advantage Master Portfolios 143


TOTAL RETURN BOND PORTFOLIO
--------------------------------------------------------------------------------

    PRINCIPAL   SECURITY NAME                                                         INTEREST RATE  MATURITY DATE       VALUE
COLLATERAL FOR SECURITIES LENDING: 37.97%

COLLATERAL INVESTED IN OTHER ASSETS: 37.97%
$   9,940,151   ALPINE SECURITIZATION CORPORATION++                                         4.70%      12/04/2007   $     9,938,859
       28,036   AMERICAN GENERAL FINANCE CORPORATION+/-                                     5.33       01/18/2008            28,038
    2,293,881   AMSTEL FUNDING CORPORATION                                                  5.20       12/04/2007         2,293,583
    1,529,254   ASPEN FUNDING CORPORATION                                                   4.99       12/27/2007         1,524,345
   10,195,027   ATLAS CAPITAL FUNDING CORPORATION+/-++                                      4.78       04/25/2008        10,192,886
   10,195,027   ATOMIUM FUNDING LLC++                                                       5.10       12/04/2007        10,193,702
   22,938,811   BARCLAYS REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY VALUE
                $22,948,063)                                                                4.84       12/03/2007        22,938,811
    2,548,757   BARTON CAPITAL CORPORATION++                                                4.75       12/07/2007         2,547,431
   12,743,784   BASF FINANCE EUROPE NV+/-++                                                 5.17       10/17/2008        12,725,560
   12,743,784   BEAR STEARNS & COMPANY INCORPORATED INTERNATIONAL REPURCHASE
                AGREEMENT - 102% COLLATERALIZED (MATURITY VALUE $12,748,818)                4.74       12/03/2007        12,743,784
   38,231,351   BEAR STEARNS & COMPANY INCORPORATED REPURCHASE AGREEMENT - 102%
                COLLATERALIZED (MATURITY VALUE $38,246,612)                                 4.79       12/03/2007        38,231,351
    7,646,270   BNP PARIBAS+/-                                                              4.85       11/07/2008         7,646,270
   50,975,135   BNP PARIBAS REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY
                VALUE $50,995,398)                                                          4.77       12/03/2007        50,975,135
   17,841,297   CHARIOT FUNDING LLC++                                                       4.70       12/05/2007        17,836,658
    5,352,389   CHARIOT FUNDING LLC                                                         5.02       12/28/2007         5,334,459
    7,263,957   CHEYNE FINANCE LLC+/-++^^                                                   4.61       02/25/2008         6,537,561
    2,548,757   CIT GROUP INCORPORATED+/-                                                   5.67       12/19/2007         2,544,220
   51,234,022   CITIGROUP REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY
                VALUE $51,254,388)                                                          4.77       12/03/2007        51,234,022
   14,527,913   CLIPPER RECEIVABLES CORPORATION                                             4.75       12/03/2007        14,527,913
    9,175,524   CLIPPER RECEIVABLES CORPORATION++                                           5.13       12/14/2007         9,162,220
   12,743,784   CRC FUNDING LLC++                                                           4.90       12/05/2007        12,740,470
    5,734,703   CREDIT AGRICOLE SA+/-                                                       5.02       02/25/2008         5,734,479
   63,718,919   CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT - 102%
                COLLATERALIZED (MATURITY VALUE $63,744,353)                                 4.79       12/03/2007        63,718,919
    6,371,892   CULLINAN FINANCE CORPORATION+/-++                                           4.76       08/04/2008         6,329,901
    5,097,513   FAIRWAY FINANCE CORPORATION++                                               4.73       12/06/2007         5,095,525
    8,665,773   FAIRWAY FINANCE CORPORATION++                                               5.03       12/10/2007         8,657,887
    6,626,768   FALCON ASSET SECURITIZATION CORPORATION                                     5.02       12/24/2007         6,608,345
   10,195,027   GALLEON CAPITAL LLC++                                                       4.90       12/04/2007        10,193,702
    8,920,649   GALLEON CAPITAL LLC                                                         4.82       12/07/2007         8,916,010
    4,078,011   GENERAL ELECTRIC CAPITAL ASSURANCE COMPANY+/-                               4.74       06/16/2008         4,078,011
    8,920,649   ING (USA) ANNUITY & LIFE INSURANCE COMPANY+/-                               4.73       08/16/2008         8,920,649
    9,175,524   KESTREL FUNDING US LLC+/-++                                                 4.76       02/25/2008         9,168,734
   19,115,676   KITTY HAWK FUNDING CORPORATION                                              4.74       12/06/2007        19,108,220
   19,115,676   LIQUID FUNDING LIMITED+/-++                                                 5.70       06/11/2008        19,118,161
      254,876   M&I MARSHALL & ILSLEY BANK SERIES BKNT+/-                                   4.84       02/15/2008           254,611
   50,975,135   MERRILL LYNCH & COMPANY INCORPORATED REPURCHASE AGREEMENT - 102%
                COLLATERALIZED (MATURITY VALUE $50,995,313)                                 4.75       12/03/2007        50,975,135
      191,157   MERRILL LYNCH & COMPANY INCORPORATED SERIES MTNB+/-                         5.45       01/02/2008           191,094
    6,371,892   METLIFE GLOBAL FUNDING I+/-++                                               4.71       10/21/2008         6,358,320
    3,823,135   MORGAN STANLEY+/-                                                           4.76       04/07/2008         3,823,135
   19,086,016   MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY
                VALUE $19,093,603)                                                          4.77       12/03/2007        19,086,016
   20,390,054   MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY
                VALUE $20,398,159)                                                          4.77       12/03/2007        20,390,054
    3,918,714   MORGAN STANLEY SERIES EXL+/-                                                4.78       10/15/2008         3,918,713
   16,866,910   NATEXIS BANQUES POPULAIRES+/-                                               4.84       01/25/2008        16,856,790
    6,371,892   NATEXIS BANQUES POPULAIRES+/-++                                             4.90       09/08/2008         6,371,892
    1,784,130   OLD LINE FUNDING CORPORATION++                                              5.06       12/17/2007         1,780,847
    4,536,787   PREMIUM ASSET TRUST+/-++                                                    5.29       07/15/2008         4,535,880
   11,967,687   RACERS TRUST SERIES 2004-6-MM+/-++                                          4.93       03/22/2008        11,967,687
    9,940,151   RANGER FUNDING CORPORATION++                                                4.86       12/17/2007         9,921,861

144 Wells Fargo Advantage Master Portfolios

                         Portfolio of Investments--November 30, 2007 (Unaudited)


TOTAL RETURN BOND PORTFOLIO
--------------------------------------------------------------------------------

    PRINCIPAL   SECURITY NAME                                                         INTEREST RATE  MATURITY DATE        VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$   1,784,130   SCALDIS CAPITAL LIMITED                                                     5.06%      12/14/2007   $     1,781,543
    5,097,513   SLM CORPORATION+/-++                                                        4.66       05/12/2008         5,059,180
    7,646,270   SOLITAIRE FUNDING LLC                                                       4.99       12/26/2007         7,622,720
   11,214,530   SOLITAIRE FUNDING LLC                                                       4.99       12/31/2007        11,172,475
   10,195,027   STANFIELD VICTORIA FUNDING LLC+/-++                                         5.23       04/03/2008        10,073,400
    5,953,641   THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED++                        4.90       12/07/2007         5,950,545
    4,898,456   THE TRAVELERS INSURANCE COMPANY+/-                                          4.74       02/08/2008         4,898,358
   25,487,567   TRANSAMERICA OCCIDENTAL LIFE INSURANCE+/-                                   4.89       08/01/2008        25,487,567
    6,371,892   UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+/-++                          4.69       10/08/2008         6,364,437
    1,376,329   UNICREDITO ITALIANO BANK (NEW YORK) SERIES YCD+/-                           5.62       12/03/2007         1,376,835
      433,289   UNICREDITO ITALIANO BANK (NEW YORK) SERIES YCD+/-                           5.70       12/13/2007           433,293
    6,881,643   VERSAILLES CDS LLC                                                          4.97       12/05/2007         6,879,854
    3,823,135   VERSAILLES CDS LLC                                                          5.11       12/11/2007         3,819,120
    6,371,892   VICTORIA FINANCE LLC+/-++^^                                                 4.69       05/02/2008         6,371,892
    6,371,892   VICTORIA FINANCE LLC+/-++^^                                                 4.78       08/07/2008         6,371,892

                                                                                                                        737,640,967
                                                                                                                    ---------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $738,367,364)                                                             737,640,967
                                                                                                                    ---------------

       SHARES
SHORT-TERM INVESTMENTS: 4.76%
   92,568,090   WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                             92,568,090
                                                                                                                    ---------------

TOTAL SHORT-TERM INVESTMENTS (COST $92,568,090)                                                                          92,568,090
                                                                                                                    ---------------
TOTAL INVESTMENTS IN SECURITIES
(COST $2,928,760,832)*                                                   152.06%                                    $ 2,954,086,508

OTHER ASSETS AND LIABILITIES, NET                                        (52.06)                                     (1,011,354,526)
                                                                         ------                                     ---------------

TOTAL NET ASSETS                                                         100.00%                                    $ 1,942,731,982
                                                                         ------                                     ---------------

SCHEDULE OF SECURITIES SOLD SHORT: (2.53%)

    PRINCIPAL   SECURITY NAME                                                         INTEREST RATE  MATURITY DATE       VALUE
FEDERAL NATIONAL MORTGAGE ASSOCIATION: (2.53%)
$ (49,074,000)  FNMA TBA%%                                                                  5.50%      01/01/2023   $   (49,150,653)
                                                                                                                    ---------------

TOTAL SHORT SALES (PREMIUM RECEIVED $(48,702,577))                                                                      (49,150,653)
                                                                                                                    ---------------

--------------------------------------------------------------------------------
+/-   Variable rate investments.

 <<   All or a portion of this security is on loan. (See Note 2)

 %%   Securities issued on a when-issued (TBA) basis. (See Note 2)

 ++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

  @   Foreign bond principal is denominated in US dollars.

  ~ This Wells Fargo Advantage Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Advantage Money Market Fund. The Fund does not pay an investment advisory fee for such investments.

 ^^ This security is currently in default with regard to scheduled interest and/or principal payments.

+++   Security of an affiliate of the Fund with a cost of $92,568,090.

  * Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

      The accompanying notes are an integral part of these financial statements.

                                          THIS PAGE IS INTENTIONALLY LEFT BLANK.

146  Wells Fargo Advantage Master Portfolios

             Statements of Assets and Liabilities--November 30, 2007 (Unaudited)


                                                                   Inflation-        Managed                           Total
                                                                   Protected         Fixed            Stable          Return
                                                                     Bond            Income           Income           Bond
                                                                   Portfolio        Portfolio        Portfolio       Portfolio
-----------------------------------------------------------------------------------------------------------------------------------
ASSETS
   Investments
      In securities, at market value .........................   $ 180,521,123   $   921,320,936   $ 580,798,915   $ 2,123,877,451
      Collateral for securities loaned (Note 2) ..............      87,450,631       203,543,958     159,078,894       737,640,967
      Investments in affiliates ..............................       1,198,668        11,730,159      25,189,939        92,568,090
                                                                 ------------------------------------------------------------------
   Total investments at market value (see cost below) ........     269,170,422     1,136,595,053     765,067,748     2,954,086,508
                                                                 ------------------------------------------------------------------
   Cash ......................................................               0         1,312,000          25,200           100,000
   Variation margin receivable on futures contracts ..........               0                 0           1,688                 0
   Receivable for investments sold ...........................               0           275,230         113,862       239,220,135
   Receivables for dividends and interest ....................       1,326,611         9,416,871       3,402,535        58,019,264
   Receivable for interest rate swaps/spread locks ...........               0             5,746               0                 0
                                                                 ------------------------------------------------------------------
Total assets .................................................     270,497,033     1,147,604,900     768,611,033     3,251,425,907
                                                                 ------------------------------------------------------------------
LIABILITIES
   Securities sold short, at fair value ......................               0                 0               0        49,150,653
   Payable for daily variation margin on futures contracts ...               0           120,448               0                 0
   Payable for investments purchased .........................               0                 0               0       520,479,669
   Payable to investment advisor and affiliates (Note 3) .....          72,909           236,074         173,212           658,067
   Payable for securities loaned (Note 2) ....................      87,538,794       203,747,175     159,239,269       738,367,363
   Accrued expenses and other liabilities ....................          61,930            19,038          24,559            38,173
                                                                 ------------------------------------------------------------------
TOTAL LIABILITIES ............................................      87,673,633       204,122,735     159,437,040     1,308,693,925
                                                                 ------------------------------------------------------------------
TOTAL NET ASSETS .............................................   $ 182,823,400   $   943,482,165   $ 609,173,993   $ 1,942,731,982
                                                                 ==================================================================

Investments at cost ..........................................   $ 262,539,138   $ 1,130,566,169   $ 767,159,814   $ 2,928,760,832
                                                                 ------------------------------------------------------------------
Securities on loan, at market value (Note 2) .................   $  85,797,774   $   199,632,405   $ 156,212,241   $   725,294,474
                                                                 ------------------------------------------------------------------

--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

Statements of Operations--For the Six Months Ended November 30, 2007 (Unaudited)

                                     Wells Fargo Advantage Master Portfolios 147


                                                                   Inflation-        Managed                           Total
                                                                   Protected         Fixed            Stable          Return
                                                                     Bond            Income           Income           Bond
                                                                   Portfolio        Portfolio        Portfolio       Portfolio
-----------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
   Interest ..................................................   $   4,918,395   $    26,842,016   $  14,934,661   $    52,575,242
   Income from affiliated securities .........................          30,330           284,192         645,395           717,076
   Securities lending income, net ............................         108,222           185,876         100,297           612,264
                                                                 ------------------------------------------------------------------
Total investment income ......................................       5,056,947        27,312,084      15,680,353        53,904,582
                                                                 ------------------------------------------------------------------
EXPENSES
   Advisory fees .............................................         412,642         2,079,948       1,342,863         3,793,625
   Custody fees ..............................................          18,340            97,679          60,825           195,116
   Professional fees .........................................           7,294            13,269          14,318            21,309
   Shareholder reports .......................................           1,250               516           1,294             5,162
   Trustees' fees ............................................           4,478             4,478           4,478             4,478
   Other fees and expenses ...................................           1,828             8,099           2,511            20,568
                                                                 ------------------------------------------------------------------
Total expenses ...............................................         445,832         2,203,989       1,426,289         4,040,258
                                                                 ------------------------------------------------------------------
LESS
   Waived fees and reimbursed expenses (Note 3) ..............        (126,861)         (708,510)       (419,122)         (222,436)
   Net expenses ..............................................         318,971         1,495,479       1,007,167         3,817,822
                                                                 ------------------------------------------------------------------
Net investment income (loss) .................................       4,737,976        25,816,605      14,673,186        50,086,760
                                                                 ------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

NET REALIZED GAIN (LOSS) FROM
   Securities, foreign currencies and foreign currency
      translation ............................................        (947,711)          902,134         (55,430)        2,083,351
   Futures transactions ......................................         187,178         8,393,515         115,825                 0
   Options, swap agreements and short sale transactions ......               0            (3,056)         45,691             (769)
                                                                 ------------------------------------------------------------------
Net realized gain and loss from investments ..................        (760,533)        9,292,593         106,086         2,082,582
                                                                 ------------------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF
   Securities, foreign currencies and foreign currency
      translation ............................................      12,781,736        12,931,013         469,838        41,951,417
   Futures transactions ......................................               0           115,300          92,659                 0
   Options, swap agreements and short sale transactions ......               0             5,746         (50,211)         (448,077)
                                                                 ------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) of
investments ..................................................      12,781,736        13,052,059         512,286        41,503,340
                                                                 ------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments .......      12,021,203        22,344,652         618,372        43,585,922
                                                                 ------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS ................................................   $  16,759,179   $    48,161,257   $  15,291,558       $93,672,682
                                                                 ==================================================================

--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

148 Wells Fargo Advantage Master Portfolios  Statements of Changes in Net Assets


                                                                                   INFLATION-PROTECTED BOND PORTFOLIO
                                                                                  ------------------------------------
                                                                                       For the
                                                                                   Six Months Ended       For the
                                                                                  November 30, 2007      Year Ended
                                                                                     (Unaudited)        May 31, 2007
----------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   Beginning net assets .......................................................   $     195,213,636   $    247,722,500

OPERATIONS
   Net investment income (loss) ...............................................           4,737,976         10,124,460
   Net realized gain (loss) on investments ....................................            (760,533)        (2,775,457)
   Net change in unrealized appreciation (depreciation) of investments ........          12,781,736          3,080,545
                                                                                  ------------------------------------
Net increase (decrease) in net assets resulting from operations ...............          16,759,179         10,429,548
                                                                                  ------------------------------------
CAPITAL SHARES TRANSACTIONS

TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
   Contributions ..............................................................          28,274,420         50,905,567
   Withdrawals ................................................................         (57,423,835)      (113,843,979)
Net increase (decrease) from transactions in investors' beneficial interests ..         (29,149,415)       (62,938,412)
                                                                                  ------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS .........................................         (12,390,236)       (52,508,864)
                                                                                  ====================================
ENDING NET ASSETS .............................................................   $     182,823,400   $    195,213,636
                                                                                  ====================================

--------------------------------------------------------------------------------
The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets  Wells Fargo Advantage Master Portfolios 149


                                                                                     MANAGED FIXED INCOME PORTFOLIO
                                                                                  ------------------------------------
                                                                                       For the
                                                                                   Six Months Ended        For the
                                                                                  November 30, 2007      Year Ended
                                                                                     (Unaudited)        May 31, 2007
----------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   Beginning net assets .......................................................   $     997,987,402   $    947,991,051

OPERATIONS
   Net investment income (loss) ...............................................          25,816,605         51,242,237
   Net realized gain (loss) on investments ....................................           9,292,593            338,921
   Net change in unrealized appreciation (depreciation) of investments ........          13,052,059         12,469,535
                                                                                  ------------------------------------
Net increase (decrease) in net assets resulting from operations ...............          48,161,257         64,050,693
                                                                                  ------------------------------------
CAPITAL SHARES TRANSACTIONS

TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
   Contributions ..............................................................         115,754,575        212,036,893
   Withdrawals ................................................................        (218,421,069)      (226,091,235)
Net increase (decrease) from transactions in investors' beneficial interests ..        (102,666,494)       (14,054,342)
                                                                                  ------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS .........................................         (54,505,237)        49,996,351
                                                                                  ====================================
ENDING NET ASSETS .............................................................   $     943,482,165   $    997,987,402
                                                                                  ====================================

                                                                                         STABLE INCOME PORTFOLIO
                                                                                  ------------------------------------
                                                                                       For the
                                                                                   Six Months Ended       For the
                                                                                  November 30, 2007     Year Ended
                                                                                      (Unaudited)       May 31, 2007
----------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   Beginning net assets .......................................................   $     600,278,127   $    651,397,629

OPERATIONS
   Net investment income (loss) ...............................................          14,673,186         29,657,454
   Net realized gain (loss) on investments ....................................             106,086           (634,866)
   Net change in unrealized appreciation (depreciation) of investments ........             512,286          4,138,067
                                                                                  ------------------------------------
Net increase (decrease) in net assets resulting from operations ...............          15,291,558         33,160,655
                                                                                  ------------------------------------

CAPITAL SHARES TRANSACTIONS

TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
   Contributions ..............................................................          54,659,081        113,033,160
   Withdrawals ................................................................         (61,054,773)      (197,313,317)
Net increase (decrease) from transactions in investors' beneficial interests ..          (6,395,692)       (84,280,157)
                                                                                  ------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS .........................................           8,895,866        (51,119,502)
                                                                                  ====================================
ENDING NET ASSETS .............................................................   $     609,173,993   $    600,278,127
                                                                                  ====================================

                                                                                       TOTAL RETURN BOND PORTFOLIO
                                                                                  ------------------------------------
                                                                                       For the
                                                                                   Six Months Ended       For the
                                                                                  November 30, 2007      Year Ended
                                                                                     (Unaudited)        May 31, 2007
----------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   Beginning net assets .......................................................   $   1,878,845,069   $  1,579,307,483

OPERATIONS
   Net investment income (loss) ...............................................          50,086,760         84,437,960
   Net realized gain (loss) on investments ....................................           2,082,582          5,227,271
   Net change in unrealized appreciation (depreciation) of investments ........          41,503,340         16,161,456
                                                                                  ------------------------------------
Net increase (decrease) in net assets resulting from operations ...............          93,672,682        105,826,687
                                                                                  ------------------------------------
CAPITAL SHARES TRANSACTIONS

TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
   Contributions ..............................................................         243,716,339        385,167,787
   Withdrawals ................................................................        (273,502,108)      (191,456,888)
Net increase (decrease) from transactions in investors' beneficial interests ..         (29,785,769)       193,710,899
                                                                                  ------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS .........................................          63,886,913        299,537,586
                                                                                  ====================================
ENDING NET ASSETS .............................................................   $   1,942,731,982   $  1,878,845,069
                                                                                  ====================================

150 Wells Fargo Advantage Master Portfolios                 Financial Highlights


                                                        Ratio to Average Net Assets (Annualized) 1
                                                     -----------------------------------------------
                                                                                                                  Portfolio
                                                     Net Investment    Gross     Expenses      Net       Total    Turnover
                                                      Income (Loss)   Expenses    Waived    Expenses   Return 2     Rate
---------------------------------------------------------------------------------------------------------------------------
INFLATION-PROTECTED BOND PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------
June 1, 2007 to November 30, 2007 (Unaudited) ....        5.16%         0.49%     (0.14)%     0.35%       9.77%      19%
June 1, 2006 to May 31, 2007 .....................        4.39%         0.49%     (0.15)%     0.34%       4.31%      37%
July 25, 2005 3  to May 31, 2006 .................        4.29%         0.52%      0.00%      0.52%      (1.77)%     47%

MANAGED FIXED INCOME PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------
June 1, 2007 to November 30, 2007 (Unaudited) ....        5.27%         0.45%     (0.14)%     0.31%       5.16%      14%
June 1, 2006 to May 31, 2007 .....................        5.23%         0.45%     (0.18)%     0.27%       6.72%      30%
June 1, 2005 to May 31, 2006 .....................        5.02%         0.45%     (0.27)%     0.19%       0.12%      25%
June 1, 2004 to May 31, 2005 .....................        4.70%         0.49%     (0.14)%     0.35%       7.02%      53%
June 1, 2003 to May 31, 2004 .....................        5.10%         0.53%     (0.28)%     0.25%       1.45%      50%
June 1, 2002 to May 31, 2003 .....................        5.49%         0.54%     (0.19)%     0.35%      11.36%      44%

STABLE INCOME PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------
June 1, 2007 to November 30, 2007 (Unaudited) ....        4.81%         0.47%     (0.14)%     0.33%       2.62%      17%
June 1, 2006 to May 31, 2007 .....................        4.67%         0.47%     (0.10)%     0.37%       5.30%      21%
June 1, 2005 to May 31, 2006 .....................        4.29%         0.47%     (0.03)%     0.44%       2.91%      23%
June 1, 2004 to May 31, 2005 .....................        2.06%         0.48%     (0.12)%     0.36%       2.47%      43%
June 1, 2003 to May 31, 2004 .....................        2.00%         0.52%     (0.13)%     0.39%       0.88%      92%
June 1, 2002 to May 31, 2003 .....................        2.63%         0.54%      0.00%      0.54%       3.32%      45%

TOTAL RETURN BOND PORTFOLIO
---------------------------------------------------------------------------------------------------------------------------
June 1, 2007 to November 30, 2007 (Unaudited) ....        5.12%         0.41%     (0.02)%     0.39%       4.89%     263% 6
June 1, 2006 to May 31, 2007 .....................        5.02%         0.42%     (0.03)%     0.39%       6.76%      65% 5
July 25, 2005 3  to May 31, 2006 .................        4.44%         0.43%      0.00%      0.43%      (0.16)%    704% 4

--------------------------------------------------------------------------------
1 During each period, various fees and expenses were waived and reimbursed, as indicated. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements (Note
      3).

2 Total return calculations do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the periods shown. Returns for periods less than one year are not annualized.

3     Commencement of operations.

4     Portfolio turnover ratio excluding TBAs is 431%.

5     Portfolio turnover ratio excluding TBAs is 335%.

6     Portfolio turnover ratio excluding TBAs is 158%.

      The accompanying notes are an integral part of these financial statements.

Notes to Financial Statements        Wells Fargo Advantage Master Portfolios 151


1. ORGANIZATION

Wells Fargo Master Trust (the "Trust") is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). As of November 30, 2007, the Trust has 23 separate investment portfolios. These financial statements present the Inflation-Protected Bond Portfolio, Managed Fixed Income Portfolio, Stable Income Portfolio, and Total Return Bond Portfolio (each, a "Fund" and collectively, the "Funds").

Interests in the Funds are sold without any sales charge in private placement transactions to qualified investors, including open-end management investment companies.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Trust, are in conformity with accounting principles generally accepted in the United States of America ("GAAP") for investment companies.

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

In the normal course of business, the Trust may enter into contracts that provide certain indemnifications. The Trust's maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

SECURITY VALUATION

Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price. Securities listed on The NASDAQ Stock Market, Inc. ("NASDAQ") are valued at the NASDAQ Official Closing Price ("NOCP"), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on the NASDAQ, the bid price will be used. In the absence of any sale of securities listed on the NASDAQ, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the price will be deemed "stale" and the valuations will be determined in accordance with the Funds' Fair Valuation Procedures.

Securities denominated in foreign currencies are translated into U.S. dollars using the closing rates of exchange in effect on the day of valuation.

Certain fixed income securities with maturities exceeding 60 days are valued by using a pricing service approved by the Trust's Board of Trustees. The service uses market prices as quoted by an independent pricing service or by dealers in these securities when, in the service's judgment, these prices are readily available and are representative of the securities' market values. For some securities, such prices are not readily available. These securities will generally be fair valued using methods which may include consideration of yields or prices of securities of comparable quality, coupon rate, maturity and type of issue, indications as to values from dealers in securities, trading characteristics and general market conditions.

Debt securities maturing in 60 days or less generally are valued at amortized cost. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value.

Investments which are not valued using any of the methods discussed above are valued at their fair value as determined by procedures established in good faith and approved by the Board of Trustees.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily.

152 Wells Fargo Advantage Master Portfolios        Notes to Financial Statements


FEDERAL INCOME TAXES

Each Fund of the Trust is treated as a separate entity for federal income tax purposes. The Funds of the Trust are not required to pay federal income taxes on their net investment income and net capital gain as they are treated as partnerships for federal income tax purposes. All interest, dividends, gains and losses of a Fund are deemed to have been "passed through" to the interestholders in proportion to their holdings of the Fund regardless of whether such interest, dividends, or gains have been distributed by the Fund.

FUTURES CONTRACTS

The Funds may purchase futures contracts to gain exposure to market changes, which may be more efficient or cost effective than actually buying the securities. A futures contract is an agreement between parties to buy or sell a security at a set price on a future date. Upon entering into such a contract, a Fund is required to pledge to the broker an amount of cash, U.S. Government obligations or other high-quality debt securities equal to the minimum "initial margin" requirements of the exchange on which the futures contract is traded. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Pursuant to regulations and/or published positions of the Securities and Exchange Commission (the "SEC") for long futures positions, the Fund is required to segregate highly liquid securities as permitted by the SEC in connection with futures transactions in an amount generally equal to the entire value of the underlying contracts. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contract may not correlate with changes in the value of the underlying securities.

As of November 30, 2007, the following Funds held futures contracts:

------------------------------------------------------------------------------------------------------------
                                                                                              Net Unrealized
                                                                  Expiration     Notional     Appreciation
PORTFOLIO                        Contracts          Type             Date         Amount      (Depreciation)
------------------------------------------------------------------------------------------------------------
MANAGED FIXED INCOME PORTFOLIO    850 Long    U.S. 5 Year Notes   March 2008   $ 93,933,341     $(340,372)
                                  300 Long   U.S. 10 Year Notes   March 2008     33,972,813       (11,876)
                                   65 Long       U.S. Long Bond   March 2008      7,586,849        30,339
                                   40 Long       U.S. Long Bond   March 2008      4,692,500        (5,000)
                                  173 Long       U.S. Long Bond   March 2008     20,356,229       (82,791)
------------------------------------------------------------------------------------------------------------
STABLE INCOME PORTFOLIO            36 Long    U.S. 2 Year Notes   March 2008      7,587,000       (23,063)
------------------------------------------------------------------------------------------------------------

TBA SALE COMMITMENTS

A Fund may enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction. Unsettled TBA sale commitments are valued at the current market value of the underlying securities, generally according to the procedures described under "Security valuation" above. The contract is "marked-to-market" daily and the change in market value is recorded by the fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into. TBA sale commitments outstanding at period ended November 30, 2007, are listed after the Fund's Portfolio of Investments.

SWAP CONTRACTS

The Funds may enter into various hedging transactions, such as interest rate swaps to preserve a return or spread on a particular investment or portion of its portfolio, to create synthetic adjustable-rate mortgage securities or for other purposes. Swaps involve the exchange of commitments to make or receive payments, e.g., an exchange of floating-rate payments for fixed rate payments. The Funds record as an increase or decrease to realized gain/loss, the amount due or owed by the Funds at termination or settlement. Swaps are valued based on prices quoted by independent brokers.

Notes to Financial Statements        Wells Fargo Advantage Master Portfolios 153


These valuations represent the net present value of all future cash settlement amounts based on implied forward interest rates or index values.

At November 30, 2007, the following Portfolio had an open swap contract:

------------------------------------------------------------------------------------------------------------------------------------
                                                            Notional    Interest Rate/   Interest Rate/   Maturity    Net Unrealized
Fund                             Swap Counter Party        Principal    Index Received     Index Paid       Date        Gain/(Loss)
------------------------------------------------------------------------------------------------------------------------------------
MANAGED FIXED INCOME PORTFOLIO   Lehman Brothers Finance   $1,100,000        7.0%             0.40%       06/15/2011      $5,746
------------------------------------------------------------------------------------------------------------------------------------

MORTGAGE DOLLAR ROLL TRANSACTIONS

The Funds may engage in mortgage dollar roll transactions with respect to mortgage-backed securities issued by GNMA, FNMA and FHLMC. In a mortgage dollar roll transaction, a Fund sells a mortgage-backed security to a financial institution, such as a bank or broker-dealer and simultaneously agrees to repurchase a substantially similar security from the institution at a later date at an agreed upon price. The mortgage-backed securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories. During the roll period, a Fund foregoes principal and interest paid on the securities. A Fund is compensated by the difference between the current sales price and the forward price for the future purchase as well as by the earnings on the cash proceeds of the initial sale. Mortgage dollar rolls may be renewed without physical delivery of the securities subject to the contract. The Funds account for the dollar roll transactions as purchases and sales.

REPURCHASE AGREEMENTS

The Funds may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other funds advised by Wells Fargo Funds Management, LLC. The repurchase agreements must be fully collateralized based on values that are marked to market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the custodian's responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements are collateralized by instruments such as U.S. Treasury, federal agency, or high-grade corporate obligations. There could be potential loss to a Fund in the event that such Fund is delayed or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the underlying obligations during the period in which a Fund seeks to assert its rights.

SECURITY LOANS

The Funds may loan securities in return for securities, irrevocable letters of credit or cash collateral, which is invested in various short-term fixed income securities. A Fund may receive compensation for lending securities in the form of fees or by retaining a portion of interest on the investment securities or cash received as collateral. A Fund also continues to receive interest or dividends on the securities loaned. Security loans are secured at all times by collateral. The collateral is equal to at least 102% of the market value of the securities loaned plus accrued interest when the transaction is entered into. The collateral supporting loans of domestic and foreign equity securities and corporate bonds is remarked daily while collateral supporting loans of U.S. Government securities is remarked backed to 102% only if the given collateral falls below 100% of the market value of securities loaned plus any accrued interest. Gain or loss in the market price of the securities loaned that may occur during the term of the loan are reflected in the value of the Fund. The risks from securities lending are that the borrower may not provide additional collateral when required or return the securities when due or when called for by the Fund. Wells Fargo Bank, N.A., the Funds' custodian, acts as the securities lending agent for the Funds and receives for its services 25% of the revenues earned on the securities lending activities (reduced from 30%, effective September 1, 2007) and incurs all expenses. The value of the securities on loan and the value of the related collateral at November 30, 2007, are shown on the Statements of Assets and Liabilities.

WHEN-ISSUED TRANSACTIONS

Each Fund may purchase securities on a forward commitment or `when-issued' basis. A Fund records a when-issued transaction on the trade date and will segregate with the custodian qualifying assets having a value sufficient to make payment for the securities purchased. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

154 Wells Fargo Advantage Master Portfolios        Notes to Financial Statements


3. EXPENSES

ADVISORY FEES

The Trust has entered into an advisory contract with Wells Fargo Funds Management, LLC ("Funds Management"). Funds Management is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management.

Pursuant to the contract, Funds Management is entitled to receive an advisory fee for its services as adviser. Funds Management may retain the services of certain investment subadvisers to provide daily portfolio management. The fees related to subadvisory services are borne directly by the adviser and do not increase the overall fees paid by a Fund to the adviser. Funds Management and the investment subadviser(s) are entitled to be paid a monthly fee at the following annual rates:

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        Subadvisory
                                                            Advisory Fees                                                Fees (% of
                                        Average Daily       (% of Average                            Average Daily     Average Daily
PORTFOLIO                                Net Assets        Daily Net Assets)      Subadviser          Net Assets        Net Assets)
------------------------------------------------------------------------------------------------------------------------------------
INFLATION-PROTECTED BOND PORTFOLIO   First $500 million        0.450              Wells Capital   First $100 million       0.200
                                      Next $500 million        0.400                 Management    Next $200 million       0.175
                                        Next $2 billion        0.350               Incorporated    Next $200 million       0.150
                                        Next $2 billion        0.325                               Over $500 million       0.100
                                        Over $5 billion        0.300
------------------------------------------------------------------------------------------------------------------------------------
MANAGED FIXED INCOME PORTFOLIO       First $500 million        0.450           Galliard Capital   First $500 million       0.100
                                      Next $500 million        0.400                 Management      Next $1 billion       0.050
                                        Next $2 billion        0.350               Incorporated    Over $1.5 billion       0.030
                                        Next $2 billion        0.325
                                        Over $5 billion        0.300
------------------------------------------------------------------------------------------------------------------------------------
STABLE INCOME PORTFOLIO              First $500 million        0.450           Galliard Capital   First $500 million       0.100
                                      Next $500 million        0.400                 Management      Next $1 billion       0.050
                                        Next $2 billion        0.350               Incorporated    Over $1.5 billion       0.030
                                        Next $2 billion        0.325
                                        Over $5 billion        0.300
------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN BOND PORTFOLIO          First $500 million        0.450              Wells Capital   First $100 million       0.200
                                      Next $500 million        0.400                 Management    Next $200 million       0.175
                                        Next $2 billion        0.350               Incorporated    Next $200 million       0.150
                                        Next $2 billion        0.325                               Over $500 million       0.100
                                        Over $5 billion        0.300
------------------------------------------------------------------------------------------------------------------------------------

ADMINISTRATION AND TRANSFER AGENT FEES

Currently, there are no administration or transfer agency fees charged to the Trust.

CUSTODY FEES

The Trust has entered into a contract with Wells Fargo Bank, N.A. ("WFB"), whereby WFB is responsible for providing custody services. Pursuant to the contract, WFB is entitled to a monthly fee for custody services at the following annual rates:

--------------------------------------------------------------------------------
                                                                 % of Average
PORTFOLIO                                                      Daily Net Assets
--------------------------------------------------------------------------------
All Portfolios                                                       0.02
--------------------------------------------------------------------------------

OTHER FEES AND EXPENSES

PFPC Inc. ("PFPC") serves as fund accountant for the Trust. PFPC currently does not receive a fee for its services for the Income Master Portfolios, but is entitled to be reimbursed for all out-of-pocket expenses reasonably incurred in providing these services.

Each Fund also bears its share of other fees and expenses incurred in the normal course of business, including but not limited to: professional fees, shareholder reporting costs, and Trustees fees and expenses. The Trust compensates its Trustees for their services, plus travel and other expenses incurred in attending Board meetings.

Notes to Financial Statements        Wells Fargo Advantage Master Portfolios 155


WAIVED FEES AND REIMBURSED EXPENSES

All amounts shown as waived fees or reimbursed expenses on each Fund's Statement of Operations, for the period ended November 30, 2007, were waived by Funds Management, first from advisory fees, and then any remaining amount from custody fees collected.

4. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, exclusive of short-term securities (securities with maturities of one year or less at purchase date) for the year ended November 30, 2007, were as follows:

--------------------------------------------------------------------------------
PORTFOLIO                                  Purchases at Cost     Sales Proceeds
--------------------------------------------------------------------------------
INFLATION-PROTECTED BOND PORTFOLIO          $    32,159,877     $    58,736,993
--------------------------------------------------------------------------------
MANAGED FIXED INCOME PORTFOLIO                  136,065,039         176,126,404
--------------------------------------------------------------------------------
STABLE INCOME PORTFOLIO                          99,073,675         102,442,603
--------------------------------------------------------------------------------
TOTAL RETURN BOND PORTFOLIO                   5,490,492,999       5,320,000,211
--------------------------------------------------------------------------------

5. NEW ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48 ("FIN 48"), "Accounting for Uncertainty in Income Taxes."This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as "more-likely-than-not" to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. FIN 48 is effective as of the beginning of the first fiscal year beginning after December 15, 2006 (January 1, 2007 for calendar-year companies), with early application permitted if no interim financial statements have been issued. In December 2006, the SEC issued a letter allowing for an implementation delay for funds until the last NAV calculation in the first required reporting period for fiscal years beginning after December 15, 2006. As of November 30, 2007, Funds Management does not believe the impact of the adoption of FIN 48 will be material to the financial statements.

In September 2006, the FASB issued Statement on Financial Accounting Standards ("SFAS") No. 157, "Fair Value Measurements."This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of November 30, 2007, Funds Management does not believe the adoption of SFAS No. 157 will impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

156 Wells Fargo Advantage Income Funds                         Other Information


PROXY VOTING INFORMATION

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS, or visiting the SEC Web site at WWW.SEC.GOV. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Funds'Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS or by visiting the SEC Web site at WWW.SEC.GOV.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for each Fund are publicly available on the Funds'Web site (WWW.WELLSFARGO.COM/ADVANTAGEFUNDS) on a monthly, 30-day or more delayed basis. In addition, top ten holdings information for each Fund is publicly available on the Funds'Web site on a monthly, seven-day or more delayed basis. Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC Web site at WWW.SEC.GOV. In addition, each Fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

BOARD OF TRUSTEES

The following table provides basic information about the Board of Trustees (the "Trustees") of the Wells Fargo Funds Trust (the "Trust"). This table supplements, and should be read in conjunction with, the Prospectus and the Statement of Additional Information1 of each Fund. Each of the Trustees listed below acts in identical capacities for each of the 148 funds comprising the Trust, Wells Fargo Variable Trust and Wells Fargo Master Trust (collectively the "Fund Complex"). All of the non-interested Trustees are also members of the Audit and Governance Committees of each Trust in the Fund Complex. The address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

NON-INTERESTED TRUSTEES

----------------------------------------------------------------------------------------------------------------------------------
                         Position Held and
Name and Age             Length of Service 2         Principal Occupations During Past Five Years              Other Directorships
----------------------------------------------------------------------------------------------------------------------------------
Thomas S. Goho           Trustee, since 1987         Education Consultant to the Director of the Institute     None
65                                                   for Executive Education of the Babcock Graduate
                                                     School of Management of Wake Forest University. Prior
                                                     thereto, the Thomas Goho Chair of Finance of Wake
                                                     Forest University, Calloway School of Business and
                                                     Accountancy, from 2006-2007 and Associate Professor
                                                     of Finance from 1999-2005.
----------------------------------------------------------------------------------------------------------------------------------
Peter G. Gordon          Trustee, since 1998         Chairman, CEO and Co-Founder of Crystal Geyser Water      None
65                       (Chairman since 2005)       Company and President of Crystal Geyser Roxane Water
                         (Lead Trustee since 2001)   Company.
----------------------------------------------------------------------------------------------------------------------------------
Richard M. Leach 4       Trustee, since 1987         Retired. Prior thereto, President of Richard M. Leach     None
74                                                   Associates (a financial consulting firm).
----------------------------------------------------------------------------------------------------------------------------------
Olivia S. Mitchell       Trustee, since 2006         Professor of Insurance and Risk Management, Wharton       None
54                                                    School, University of Pennsylvania. Director of the
                                                     Boettner Center on Pensions and Retirement Research.
                                                     Research Associate and Board Member, Penn Aging
                                                     Research Center. Research Associate, National Bureau
                                                     of Economic Research.
----------------------------------------------------------------------------------------------------------------------------------
Timothy J. Penny         Trustee, since 1996         Senior Counselor to the public relations firm of          None
55                                                   Himle-Horner and Senior Fellow at the Humphrey
                                                     Institute, Minneapolis, Minnesota (a public policy
                                                     organization).
----------------------------------------------------------------------------------------------------------------------------------
Donald C. Willeke        Trustee, since 1996         Principal of the law firm of Willeke & Daniels.           None
67
----------------------------------------------------------------------------------------------------------------------------------

Other Information                         Wells Fargo Advantage Income Funds 157


INTERESTED TRUSTEE 3
----------------------------------------------------------------------------------------------------------------------------------
                         Position Held and
Name and Age             Length of Service 2         Principal Occupations During Past Five Years              Other Directorships
----------------------------------------------------------------------------------------------------------------------------------
J. Tucker Morse          Trustee, since 1987         Private Investor/Real Estate Developer. Prior thereto,    None
63                                                    Chairman of Whitepoint Capital, LLC until 2004.

OFFICERS
----------------------------------------------------------------------------------------------------------------------------------
                         Position Held and
Name and Age             Length of Service 2         Principal Occupations During Past Five Years              Other Directorships
----------------------------------------------------------------------------------------------------------------------------------
Karla M. Rabusch         President, since 2003       Executive Vice President of Wells Fargo Bank, N.A. and    None
48                                                   President of Wells Fargo Funds Management, LLC since
                                                     2003. Senior Vice President and Chief Administrative
                                                     Officer of Wells Fargo Funds Management, LLC from 2001
                                                     to 2003.
----------------------------------------------------------------------------------------------------------------------------------
C. David Messman         Secretary, since 2000;      Senior Vice President and Secretary of Wells Fargo        None
47                       Chief Legal Counsel         Funds Management, LLC since 2001. Vice President and
                         since 2003                  Managing Senior Counsel of Wells Fargo Bank, N.A.
                                                     since 1996.
----------------------------------------------------------------------------------------------------------------------------------
Stephen W. Leonhardt     Treasurer, since 2007       Vice President and Manager of Fund Accounting,            None
48                                                   Reporting and Tax for Wells Fargo Funds Management,
                                                     LLC since 2007. Director of Fund Administration and
                                                     SEC Reporting for TIAA-CREF from 2005 to 2007. Chief
                                                     Operating Officer for UMB Fund Services, Inc. from
                                                     2004 to 2005. Controller for Sungard Transaction
                                                     Networks from 2002 to 2004.
----------------------------------------------------------------------------------------------------------------------------------
Debra Ann Early          Chief Compliance Officer,   Chief Compliance Officer of Wells Fargo Funds             None
43                       since 2007                  Management, LLC since 2007. Chief Compliance Officer
                                                     of Parnassus Investments from 2005 to 2007. Chief
                                                     Financial Officer of Parnassus Investments from 2004
                                                     to 2007 and Senior Audit Manager of
                                                     PricewaterhouseCoopers LLP from 1998 to 2004.
----------------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1 The Statement of Additional Information includes additional information about the Funds'Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the Funds'Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

2 Length of service dates reflects a Trustee's commencement of service with the Trust's predecessor entities.

3 As of November 30, 2007, one of the seven Trustees is considered an "interested person" of the Trusts as defined in the Investment Company Act of 1940. The interested Trustee, J. Tucker Morse, is affiliated with a government securities dealer that is registered under the Securities Exchange Act of 1934, which is not itself affiliated with Wells Fargo Funds Management, LLC.

4     Retired as Trustee effective December 31, 2007.

158 Wells Fargo Advantage Income Funds                     List of Abbreviations


The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ABAG    -- Association of Bay Area Governments
ADR     -- American Depositary Receipt
AMBAC   -- American Municipal Bond Assurance Corporation
AMT     -- Alternative Minimum Tax
ARM     -- Adjustable Rate Mortgages
BART    -- Bay Area Rapid Transit
CDA     -- Community Development Authority
CDO     -- Collateralized Debt Obligation
CDSC    -- Contingent Deferred Sales Charge
CGIC    -- Capital Guaranty Insurance Company
CGY     -- Capital Guaranty Corporation
COP     -- Certificate of Participation
CP      -- Commercial Paper
CTF     -- Common Trust Fund
DW&P    -- Department of Water & Power
DWR     -- Department of Water Resources
ECFA    -- Educational & Cultural Facilities Authority
EDFA    -- Economic Development Finance Authority
ETET    -- Eagle Tax-Exempt Trust
FFCB    -- Federal Farm Credit Bank
FGIC    -- Financial Guaranty Insurance Corporation
FHA     -- Federal Housing Authority
FHAG    -- Federal Housing Agency
FHLB    -- Federal Home Loan Bank
FHLMC   -- Federal Home Loan Mortgage Corporation
FNMA    -- Federal National Mortgage Association
GDR     -- Global Depositary Receipt
GNMA    -- Government National Mortgage Association
GO      -- General Obligation
HCFR    -- Healthcare Facilities Revenue
HEFA    -- Health & Educational Facilities Authority
HEFAR   -- Higher Education Facilities Authority Revenue
HFA     -- Housing Finance Authority
HFFA    -- Health Facilities Financing Authority
IDA     -- Industrial Development Authority
IDAG    -- Industrial Development Agency
IDR     -- Industrial Development Revenue
LIBOR   -- London Interbank Offered Rate
LLC     -- Limited Liability Corporation
LOC     -- Letter of Credit
LP      -- Limited Partnership
MBIA    -- Municipal Bond Insurance Association
MFHR    -- Multi-Family Housing Revenue
MTN     -- Medium Term Note
MUD     -- Municipal Utility District
PCFA    -- Pollution Control Finance Authority
PCR     -- Pollution Control Revenue
PFA     -- Public Finance Authority
PFFA    -- Public Facilities Financing Authority
plc     -- Public Limited Company
PSFG    -- Public School Fund Guaranty
R&D     -- Research & Development
RDA     -- Redevelopment Authority
RDFA    -- Redevelopment Finance Authority
REITS   -- Real Estate Investment Trusts
SFHR    -- Single Family Housing Revenue
SFMR    -- Single Family Mortgage Revenue
SLMA    -- Student Loan Marketing Association
TBA     -- To Be Announced
TRAN    -- Tax Revenue Anticipation Notes
USD     -- Unified School District
XLCA    -- XL Capital Assurance

       ----------------
[LOGO] WELLS ADVANTAGE
       FARGO FUNDS
       ----------------

More information about WELLS FARGO ADVANTAGE FUNDS is available free upon request. To obtain literature, please write, e-mail, visit the Funds' Web site, or call:

WELLS FARGO ADVANTAGE FUNDS
P.O. Box 8266
Boston, MA 02266-8266
E-mail: wfaf@wellsfargo.com

Web site: www.wellsfargo.com/advantagefunds
Individual Investors: 1-800-222-8222
Retail Investment Professionals: 1-888-877-9275
Institutional Investment Professionals: 1-866-765-0778

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF WELLS FARGO ADVANTAGE FUNDS. IF THIS REPORT IS USED FOR PROMOTIONAL PURPOSES, DISTRIBUTION OF THE REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENT PROSPECTUS. FOR A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION, INCLUDING CHARGES AND EXPENSES, CALL 1-800-222-8222 OR VISIT THE FUNDS' WEB SITE AT WWW.WELLSFARGO.COM/ADVANTAGEFUNDS. PLEASE CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE INVESTMENT CAREFULLY BEFORE INVESTING. THIS AND OTHER INFORMATION ABOUT WELLS FARGO ADVANTAGE FUNDS CAN BE FOUND IN THE CURRENT PROSPECTUS. READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

"Dow Jones" and "Dow Jones Target Date Indexes" are service marks of Dow Jones & Company, Inc. and have been licensed for use for certain purposes by Global Index Advisors, Inc. and Wells Fargo Funds Management, LLC. The Dow Jones Target Date Indexes are based in part on the Lehman Brothers Bond Indexes, which are published by Lehman Brothers Inc. THE WELLS FARGO ADVANTAGE DOW JONES TARGET DATE FUNDS, based on the Dow Jones Target Date Indexes, are not sponsored, endorsed, sold or promoted by Dow Jones or Lehman Brothers, and neither Dow Jones nor Lehman Brothers makes any representation regarding the advisability of investing in such product(s) and/or about the quality, accuracy and/or completeness of the Dow Jones Target Date Indexes or the Lehman Brothers Bond Indexes. IN NO EVENT SHALL DOW JONES, LEHMAN BROTHERS OR ANY OF THEIR LICENSORS HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for WELLS FARGO ADVANTAGE FUNDS. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by WELLS FARGO FUNDS DISTRIBUTOR, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

              -----------------------------------------------------
              NOT FDIC INSURED o NO BANK GUARANTEE o MAY LOSE VALUE
              -----------------------------------------------------

--------------------------------------------------------------------------------
(c) 2007 Wells Fargo Funds Management, LLC. All rights reserved.

                        www.wellsfargo.com/advantagefunds

                                                                    108035 01-08
                                                               SILD/SAR103 11-07



                                                            ---------------
                                                    [LOGO]  WELLS ADVANTAGE
                                                            FARGO FUNDS
                                                            ---------------

--------------------------------------------------------------------------------

[GRAPHIC OMITTED]

--------------------------------------------------------------------------------

                    Semi-Annual Report
                    November 30, 2007

--------------------------------------------------------------------------------

                    WELLS FARGO ADVANTAGE INCOME FUNDS

                    o  WELLS FARGO ADVANTAGE CORPORATE BOND FUND

                    o  WELLS FARGO ADVANTAGE GOVERNMENT SECURITIES FUND

                    o  WELLS FARGO ADVANTAGE HIGH INCOME FUND

                    o  WELLS FARGO ADVANTAGE SHORT-TERM BOND FUND

                    o  WELLS FARGO ADVANTAGE SHORT-TERM HIGH YIELD BOND FUND

                    o  WELLS FARGO ADVANTAGE ULTRA SHORT-TERM INCOME FUND

WANT TO RECEIVE YOUR ANNUAL AND
SEMI-ANNUAL REPORTS FASTER?

Sign up for e-delivery at
www.wellsfargo.com/advantagefunds,
Keyword: eDocs.

Contents
--------------------------------------------------------------------------------

LETTER TO SHAREHOLDERS ....................................................    2

PERFORMANCE HIGHLIGHTS
Corporate Bond Fund .......................................................    6
Government Securities Fund ................................................    8
High Income Fund ..........................................................   10
Short-Term Bond Fund ......................................................   12
Short-Term High Yield Bond Fund ...........................................   14
Ultra Short-Term Income Fund ..............................................   16

FUND EXPENSES .............................................................   18

PORTFOLIO OF INVESTMENTS
Corporate Bond Fund .......................................................   20
Government Securities Fund ................................................   27
High Income Fund ..........................................................   35
Short-Term Bond Fund ......................................................   42
Short-Term High Yield Bond Fund ...........................................   51
Ultra Short-Term Income Fund ..............................................   56

FINANCIAL STATEMENTS
Statements of Assets and Liabilities ......................................   66
Statements of Operations ..................................................   68
Statements of Changes in Net Assets .......................................   70
Financial Highlights ......................................................   78

NOTES TO FINANCIAL STATEMENTS .............................................   84

OTHER INFORMATION .........................................................   93

LIST OF ABBREVIATIONS .....................................................   95

              -----------------------------------------------------
              NOT FDIC INSURED o NO BANK GUARANTEE o MAY LOSE VALUE
              -----------------------------------------------------

--------------------------------------------------------------------------------
[GRAPHIC OMITTED]
--------------------------------------------------------------------------------

WELLS FARGO
       INVESTMENT HISTORY

1971   INTRODUCED ONE OF THE FIRST INSTITUTIONAL INDEX FUNDS.

1978 ONE OF THE FIRST FIRMS TO APPLY ASSET ALLOCATION THEORY TO INVESTMENT PORTFOLIO MANAGEMENT.

1985 ONE OF THE FIRST FIRMS TO CREATE A THREE-WAY ASSET ALLOCATION FUND THAT "TILTS" INVESTMENTS TOWARD PORTIONS OF THE MARKET THAT OUR PROPRIETARY MODELS INDICATE WILL PERFORM BETTER.

1994 INTRODUCED TARGET DATE FUNDS THAT AUTOMATICALLY REALLOCATE THE ASSET MIX OVER SPECIFIC TIME HORIZONS.

1997 WELLS FARGO LAUNCHED THE WEALTHBUILDER PORTFOLIOS, A UNIQUE "FUND OF FUNDS" THAT USES FLEXIBLE ASSET ALLOCATION STRATEGIES TO SHIFT ASSETS.

1999 REORGANIZED THE NORWEST ADVANTAGE FUNDS(R) AND STAGECOACH FUNDS(R) INTO THE WELLS FARGO FUNDS(R).

2003 EXPANDED FIXED-INCOME, SMALL CAP, AND EMERGING MARKETS LINEUP FROM MONTGOMERY ASSET MANAGEMENT, LLC.

2004 ADDED ADDITIONAL LARGE CAP AND MID CAP FUNDS TO THE LINEUP BY ADOPTING THE COOKE & BIELER VALUE FUNDS.

2005 WELLS FARGO FUNDS MERGED WITH STRONG FUNDS TO BECOME WELLS FARGO ADVANTAGE FUNDS, FORMING A FUND FAMILY OF OVER 120 FUNDS AND PLACING IT AMONG THE TOP 20 MUTUAL FUND FAMILIES IN THE UNITED STATES.

2006 ENHANCED AND RENAMED THE WELLS FARGO ADVANTAGE OUTLOOK FUNDS(SM) TO THE WELLS FARGO ADVANTAGE DOW JONES TARGET DATE FUNDS(SM), WHICH SEEK TO REPLICATE RETURNS OF THE APPROPRIATE DOW JONES TARGET DATE INDEXES, THE FIRST LIFE CYCLE INDEXES IN THE INVESTMENT INDUSTRY.

--------------------------------------------------------------------------------

WELLS FARGO ADVANTAGE FUNDS(R)

Integrity. Expertise. Solutions.
--------------------------------------------------------------------------------

GUIDED BY A DISTINGUISHED HERITAGE. Since 1852 Wells Fargo has distinguished itself by safely delivering people and their valuables to distant destinations. To meet the needs of a vibrant, expanding nation, the company successfully forged partnerships with local specialists who knew the terrain.

Although much has changed since then, WELLS FARGO ADVANTAGE FUNDS continues to put the same time and effort into selecting independent portfolio management teams who oversee our Funds. It's our way of maintaining this early commitment to integrity and expertise and to providing solutions that help you reach your destination.

INDEPENDENT THINKING. With a primary focus on delivering long-term performance and risk management, our approach offers investors access to the strategic thinking of independent investment teams from 15 different management firms. While each of our teams concentrates on a specific strategy, collectively they provide in-depth knowledge and insight across distinct investment styles.

TIME-TESTED APPROACH. Our teams are chosen for their expertise in particular investment styles and for their consistent, repeatable processes. All remain independent and free to concentrate solely on managing money and producing results. Our strict adherence to this approach provides a consistent focus on long-term results and allows investors to tap into the expertise of leading institutional investment managers to create fully diversified portfolios.

SOLUTIONS FOR EVERY STAGE. WELLS FARGO ADVANTAGE FUNDS provides investors with strategic investment solutions that help navigate the complex and ever-changing investment landscape. Our diverse family of mutual funds includes more than 120 Funds that cover a broad spectrum of investment styles and asset classes, and each Fund has its own disciplined approach to investing.


NOT PART OF THE SEMI-ANNUAL REPORT.

WELLS FARGO ADVANTAGE FUNDS OFFERS MORE THAN 120 MUTUAL FUNDS ACROSS A WIDE RANGE OF ASSET CLASSES, REPRESENTING OVER $152 BILLION IN ASSETS UNDER MANAGEMENT, AS OF NOVEMBER 30, 2007.

EQUITY FUNDS
--------------------------------------------------------------------------------
Asia Pacific Fund
C&B Large Cap Value Fund
C&B Mid Cap Value Fund
Capital Growth Fund
Common Stock Fund
Discovery Fund
Diversified Equity Fund
Diversified Small Cap Fund
Dividend Income Fund
Emerging Growth Fund
Emerging Markets Focus Fund
Endeavor Large Cap Fund
Endeavor Select Fund
Enterprise Fund
Equity Income Fund
Equity Index Fund
Equity Value Fund
Growth and Income Fund
Growth Fund
Growth Equity Fund
Index Fund
International Core Fund
International Equity Fund
International Value Fund
Large Cap Appreciation Fund
Large Cap Growth Fund
Large Company Core Fund
Large Company Growth Fund
Mid Cap Disciplined Fund
Mid Cap Growth Fund
Opportunity Fund
Overseas Fund
Small Cap Disciplined Fund
Small Cap Growth Fund
Small Cap Opportunities Fund
Small Cap Value Fund
Small Company Growth Fund
Small Company Value Fund
Small/Mid Cap Value Fund
Specialized Financial Services Fund
Specialized Health Sciences Fund
Specialized Technology Fund
Strategic Small Cap Value Fund
U.S. Value Fund
Value Fund

BOND FUNDS
--------------------------------------------------------------------------------
California Limited-Term Tax-Free Fund
California Tax-Free Fund
Colorado Tax-Free Fund
Corporate Bond Fund
Diversified Bond Fund
Government Securities Fund 1
High Income Fund
High Yield Bond Fund
Income Plus Fund
Inflation-Protected Bond Fund
Intermediate Government Income Fund 1
Intermediate Tax-Free Fund
Minnesota Tax-Free Fund
Municipal Bond Fund
National Limited-Term Tax-Free Fund
National Tax-Free Fund
Nebraska Tax-Free Fund
Short Duration Government Bond Fund 1
Short-Term Bond Fund
Short-Term High Yield Bond Fund
Short-Term Municipal Bond Fund
Stable Income Fund
Strategic Income Fund
Total Return Bond Fund
Ultra Short-Term Income Fund
Ultra Short-Term Municipal Income Fund
Ultra-Short Duration Bond Fund
Wisconsin Tax-Free Fund

ASSET ALLOCATION FUNDS
--------------------------------------------------------------------------------
Aggressive Allocation Fund
Asset Allocation Fund
Balanced Fund
Conservative Allocation Fund
Growth Balanced Fund
Moderate Balanced Fund
Life Stage-Aggressive Portfolio
Life Stage-Conservative Portfolio
Life Stage-Moderate Portfolio
WealthBuilder Conservative Allocation Portfolio
WealthBuilder Equity Portfolio
WealthBuilder Growth Allocation Portfolio
WealthBuilder Growth Balanced Portfolio
WealthBuilder Moderate Balanced Portfolio
WealthBuilder Tactical Equity Portfolio
Target Today Fund 2
Target 2010 Fund 2
Target 2015 Fund 2
Target 2020 Fund 2
Target 2025 Fund 2
Target 2030 Fund 2
Target 2035 Fund 2
Target 2040 Fund 2
Target 2045 Fund 2
Target 2050 Fund 2

MONEY MARKET FUNDS
--------------------------------------------------------------------------------
100% Treasury Money Market Fund 1
California Tax-Free Money Market Fund
California Tax-Free Money Market Trust
Cash Investment Money Market Fund
Government Money Market Fund 1
Heritage Money Market Fund
Minnesota Money Market Fund
Money Market Fund
Money Market Trust
Municipal Money Market Fund
National Tax-Free Money Market Fund
National Tax-Free Money Market Trust
Overland Express Sweep Fund
Prime Investment Money Market Fund
Treasury Plus Money Market Fund 1

VARIABLE TRUST FUNDS 3
--------------------------------------------------------------------------------
VT Asset Allocation Fund
VT C&B Large Cap Value Fund
VT Discovery Fund
VT Equity Income Fund
VT International Core Fund
VT Large Company Core Fund
VT Large Company Growth Fund
VT Money Market Fund
VT Opportunity Fund
VT Small Cap Growth Fund
VT Small/Mid Cap Value Fund
VT Total Return Bond Fund

AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE WELLS FARGO ADVANTAGE MONEY MARKET FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN A MONEY MARKET FUND.

--------------------------------------------------------------------------------

1 The U.S. Government guarantee applies to certain of the underlying securities and NOT to shares of the Fund.

2 The full name of this Fund series is the WELLS FARGO ADVANTAGE DOW JONES TARGET DATE FUNDS(SM).

3 The Variable Trust Funds are generally available only through insurance company variable contracts.


NOT PART OF THE SEMI-ANNUAL REPORT.

2 Wells Fargo Advantage Income Funds                      Letter to Shareholders


[PHOTO OMITTED]

KARLA M. RABUSCH,
President
WELLS FARGO ADVANTAGE FUNDS

--------------------------------------------------------------------------------
                                                    EQUITY MARKETS BROKE SEVERAL
                                                 RECORDS DURING THE PERIOD, WITH
                                                        THE DOW JONES INDUSTRIAL
                                                    AVERAGE (DJIA) CLOSING ABOVE
                                               14,000 FOR THE FIRST TIME EVER IN
                                                    MID-JULY 2007 BEFORE FALLING
                                                        BACK BELOW 13,000 IN THE
                                                      FOLLOWING WEEKS AS GROWING
                                                        PROBLEMS IN THE SUBPRIME
                                                       MORTGAGE MARKET CREATED A
                                                          GLOBAL CREDIT SQUEEZE.
--------------------------------------------------------------------------------

Dear Valued Shareholder,

In this semi-annual report for the six-month period that ended November 30, 2007, you may notice a few changes compared to the report that you received last year at this time. We have redesigned it so that performance and investment information is more accessible. You may also notice two new pages that feature information about WELLS FARGO ADVANTAGE FUNDS and that also list the Funds that we have to offer to many types of investors.

We will continue to provide a general review of the economy and its impact on the stock and bond markets in our semi-annual letter to you, which we have expanded for easier readability. In our next report, which will cover the 12-month period that will end May 31, 2008, we will also include the portfolio manager's commentary and a chart showing the growth of a $10,000 investment since inception.

VOLATILITY CONTINUED IN EQUITY MARKETS DURING THE PERIOD.

Subprime mortgage loans and a declining housing market--coupled with concerns about consumer discretionary spending, rising prices at the gas pumps, and higher food prices--continued to affect both the stock and the bond markets. Equity markets broke several records during the period, with the Dow Jones Industrial Average (DJIA) closing above 14,000 for the first time ever in mid-July 2007 before falling back below 13,000 in the following weeks as growing problems in the subprime mortgage market created a global credit squeeze. Equity markets rallied sharply in mid-September after the Fed surprised investors with a larger-than-expected 50 basis point cut in the federal funds target rate, its first cut in four years. (100 basis points equals 1.00%.) The DJIA set another record above 14,000 in mid-October before again falling sharply back below 13,000 during the following weeks. For November, the S&P 500 Index and the DJIA both posted their largest monthly declines in five years; at the same time, the equity markets posted their first 10% correction in four years.

A style rotation also occurred during the period, as growth indices finally moved ahead of their value counterparts after seven consecutive years of relative underperformance. With relative risk premiums for growth and value companies at their lowest levels in several decades, investors were willing to pay for companies that showed strong sustainable earnings and revenue growth despite the slowing economy. Companies that were able to show steady growth stood out as corporate profits slowed significantly during the six-month period and turned negative during the third quarter of 2007 for the first time in five years. The value indices also came under further pressure as the turmoil in the credit markets led to significant weakness among financial companies, which constitute approximately a third of the value indices.

International stocks continued to outpace domestic stocks overall during the period, with the emerging markets again posting the strongest returns. The dollar continued to weaken throughout most of the period before strengthening somewhat in November.

Letter to Shareholders                      Wells Fargo Advantage Income Funds 3


LIQUIDITY PROBLEMS IN THE FIXED-INCOME MARKETS SPARKED A GLOBAL CREDIT CRUNCH.

As liquidity in the fixed-income markets evaporated during the six-month period, a global credit crunch drove U.S. Treasury prices and widened spreads between Treasuries and the rest of the market. Defaults in subprime mortgages were mostly to blame, as the global financial system seemed to collectively discover that these debt obligations were embedded in a vast spectrum of structured debt products and that their expected cash flows were increasingly unlikely to come in as promised. As a result, credit and structured product spreads widened dramatically while investors fled unknown risk and sought the safety of U.S. Treasuries--a true flight-to-quality rally.

The ceasing of the credit market engine was extreme enough to get the attention of the Fed. In mid-August, the Fed announced a surprise cut in the discount rate by 50 basis points in an effort to bolster liquidity after injecting billions of dollars into the capital system during the preceding weeks. However, in the Fed's estimation, these actions were not enough, and the Fed subsequently dropped both the federal funds rate and the discount rate by another 50 basis points at its scheduled meeting in mid-September, reversing more than a year of ongoing "inflation risk" vigilance and replacing it with a "risk to growth" cautionary assessment of economic conditions. This was followed by another rate cut at the Fed meeting at the end of October, which brought the federal funds rate to 4.50%.

Although the credit crunch widened spreads and challenged debt valuations across the board, investment-grade sectors were still able to produce positive returns for corporate issues, asset-backed securities (ABS), and even mortgage-backed securities (MBS). Much of the period's spread widening can be attributed to the strong rally in U.S. Treasuries. Yields in credit and structured products declined as well during the six-month period but did not nearly keep pace with the descent of U.S. Treasury yields.

THE UNCERTAINTY OF FUTURE FED ACTION COMBINED WITH OTHER MARKET FORCES SUPPORTS OUR BELIEF THAT SUCCESSFUL INVESTING INCLUDES A BALANCED APPROACH OF OWNING A DIVERSIFIED PORTFOLIO WHILE KEEPING A LONG-TERM PERSPECTIVE.

While diversification may not prevent losses in a downturn, it may help to reduce them and provide you with one way of managing risk. Our diverse family of mutual funds may also help. We offer more than 120 Funds that cover a broad spectrum of investment styles and asset classes. Each Fund is managed according to a disciplined approach to investing that features the strategic thinking of portfolio managers chosen for their in-depth knowledge and methodology. We believe that our insistence on seeking investment teams who share our dedication to pursuing consistent long-term results offers you a way to navigate changing market conditions and move forward with your financial planning.

--------------------------------------------------------------------------------
AS LIQUIDITY IN THE FIXED-
INCOME MARKETS EVAPORATED
DURING THE SIX-MONTH PERIOD,
A GLOBAL CREDIT CRUNCH
WIDENED SPREADS AND RALLIED
THE U.S. TREASURY YIELD CURVE.
--------------------------------------------------------------------------------

4 Wells Fargo Advantage Income Funds                      Letter to Shareholders


Thank you for choosing WELLS FARGO ADVANTAGE FUNDS. We appreciate your confidence in us. Through each market cycle, we are committed to helping you meet your financial needs. If you have any questions about your investment, please contact your investment professional or call us at 1-800-222-8222. You may also want to visit our Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

Sincerely,

/s/ Karla M. Rabusch

Karla M. Rabusch
President
WELLS FARGO ADVANTAGE FUNDS

                                          THIS PAGE IS INTENTIONALLY LEFT BLANK.

6 Wells Fargo Advantage Income Funds                      Performance Highlights


WELLS FARGO ADVANTAGE CORPORATE BOND FUND
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The WELLS FARGO ADVANTAGE CORPORATE BOND FUND (the Fund) seeks current income while maintaining prospects for capital appreciation.

INVESTMENT ADVISER

Wells Fargo Funds Management, LLC

SUBADVISER

Wells Capital Management Incorporated

PORTFOLIO MANAGERS

D. James Newton II, CFA, CPA
Janet S. Rilling, CFA, CPA

FUND INCEPTION

December 12, 1985

--------------------------------------------------------------------------------
CREDIT QUALITY 1
(AS OF NOVEMBER 30, 2007)
--------------------------------------------------------------------------------

 [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Cash Equivalent                       (2%)
U.S. Treasuries                       (4%)
AAA                                   (3%)
AA                                   (10%)
A                                    (19%)
BBB                                  (54%)
BB/Ba                                 (7%)
B                                     (1%)

--------------------------------------------------------------------------------

1 The average credit quality is compiled from ratings from Standard & Poor's and/or Moody's Investors Service (together "rating agencies"). Standard & Poor's is a trademark of McGraw-Hill, Inc., and has been licensed. The Fund is not sponsored, sold or promoted by these rating agencies and these rating agencies make no representation regarding the advisability of investing in the Fund. Credit quality is subject to change.

Performance Highlights                      Wells Fargo Advantage Income Funds 7

--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN 2 (%) (AS OF NOVEMBER 30, 2007)

-----------------------------------------------------------------------------------------------------
                                                                                       Expense Ratio
CORPORATE BOND FUND                           6 Months*   1 Year   5 Year   10 Year   Gross 3   Net 4
-----------------------------------------------------------------------------------------------------
Advisor Class (SCBDX)                           3.44       3.97     6.07      5.02     1.13%    0.95%
-----------------------------------------------------------------------------------------------------
Institutional Class (SCBNX)                     3.61       4.32     6.56      5.50     0.68%    0.61%
-----------------------------------------------------------------------------------------------------
Investor Class (STCBX)                          3.32       3.94     6.09      5.13     1.31%    0.98%
-----------------------------------------------------------------------------------------------------
BENCHMARK
   Lehman Brothers U.S. Credit Bond Index 5     3.67       4.04     5.42      6.15
-----------------------------------------------------------------------------------------------------

* Returns for periods of less than one year are not annualized.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE - WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

ADVISOR CLASS, INSTITUTIONAL CLASS, AND INVESTOR CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGES OR CONTINGENT DEFERRED SALES CHARGES.

Bond fund values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. In general, when interest rates rise, bond fund values fall and investors may lose principal value. The use of derivatives may reduce returns and/or increase volatility. Active trading results in increased turnover and trading expenses, and may generate higher short-term capital gains. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This fund is exposed to foreign investment risk and high-yield securities risk. Consult the Fund's prospectus for additional information on these and other risks

--------------------------------------------------------------------------------

2 Performance shown prior to April 11, 2005 for the Advisor Class, Institutional Class and Investor Class shares reflects the performance of the Advisor Class, Institutional Class and Investor Class shares, respectively, of the Strong Corporate Bond Fund, the predecessor fund. Performance shown prior to the inception of the Advisor Class shares reflects the performance of the Investor Class shares of the predecessor fund, adjusted to reflect Advisor Class expenses. Performance shown prior to the inception of the Institutional Class shares reflects the performance of the Investor Class shares of the predecessor fund, and includes expenses that are not applicable to and are higher than those of the Institutional Class shares.

3 Reflects the gross expense ratio as stated in the October 1, 2007, prospectus and is based on the Fund's previous fiscal year expenses as reported in the Financial Highlights.

4 The investment adviser has contractually committed through September 30, 2008, to waive fees and/or reimburse expenses to the extent necessary to maintain the net operating expense ratio shown. Without these reductions, the Fund's returns would have been lower.

5 The Lehman Brothers U.S. Credit Bond Index contains publicly issued U.S. corporate and specified foreign debentures and secured notes that meet the specified maturity, liquidity, and quality requirements. To qualify for inclusion in the Index, bonds must be SEC-registered. You cannot invest directly in an Index.

8 Wells Fargo Advantage Income Funds                      Performance Highlights


WELLS FARGO ADVANTAGE GOVERNMENT SECURITIES FUND
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The WELLS FARGO ADVANTAGE GOVERNMENT SECURITIES FUND (the Fund) seeks current income.

INVESTMENT ADVISER

Wells Fargo Funds Management, LLC

SUBADVISER

Wells Capital Management Incorporated

PORTFOLIO MANAGERS

Michael J. Bray, CFA
W. Frank Koster
Jay N. Mueller, CFA

FUND INCEPTION

October 29, 1986

--------------------------------------------------------------------------------
PORTFOLIO ALLOCATION 1
(AS OF NOVEMBER 30, 2007)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Asset Backed Securities                        (1%)
Collateralized Mortgage Securities            (18%)
Corporate Bonds                                (2%)
Municipal Bonds                                (2%)
U.S. Treasury Bonds                            (8%)
U.S. Treasury Notes                           (13%)
FHLMC                                         (11%)
GNMA                                           (1%)
FNMA                                          (41%)
Cash Equivalent                                (3%)

--------------------------------------------------------------------------------

1     Portfolio allocation is subject to change.

Performance Highlights                      Wells Fargo Advantage Income Funds 9

--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN 2 (%) (AS OF NOVEMBER 30, 2007)

------------------------------------------------------------------------------------------------------------------------------
                                      Including Sales Charge                  Excluding Sales Charge            Expense Ratio
GOVERNMENT SECURITIES FUND     6 Months*   1 Year   5 Year   10 Year   6 Months*   1 Year   5 Year   10 Year   Gross 3   Net 4
------------------------------------------------------------------------------------------------------------------------------
Class C (WGSCX)                  4.24       4.35     3.13      4.60       5.24      5.35     3.13      4.60     1.81%    1.70%
------------------------------------------------------------------------------------------------------------------------------
Administrator Class (WGSDX)                                               5.86      6.50     4.39      5.86     0.88%    0.70%
------------------------------------------------------------------------------------------------------------------------------
Advisor Class (SGVDX)                                                     5.76      6.29     4.08      5.49     1.06%    0.90%
------------------------------------------------------------------------------------------------------------------------------
Institutional Class (SGVIX)                                               5.98      6.63     4.60      6.06     0.61%    0.48%
------------------------------------------------------------------------------------------------------------------------------
Investor Class (STVSX)                                                    5.73      6.14     4.09      5.64     1.23%    0.95%
------------------------------------------------------------------------------------------------------------------------------
BENCHMARKS
   Lehman Brothers U.S. Aggregate Excluding Credit Bond Index 5           5.80      6.63     4.55        NA
   Lehman Brothers Intermediate U.S. Government Bond Index 6              6.63      7.71     4.01      5.60
------------------------------------------------------------------------------------------------------------------------------

* Returns for periods of less than one year are not annualized.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE - WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

FOR CLASS C SHARES THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE IS 1.00%. PERFORMANCE INCLUDING SALES CHARGES ASSUMES THE SALES CHARGE FOR THE CORRESPONDING TIME PERIOD. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. ADMINISTRATOR CLASS, ADVISOR CLASS, INSTITUTIONAL CLASS, AND INVESTOR CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE.

Bond fund values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. In general, when interest rates rise, bond fund values fall and investors may lose principal value. The use of derivatives may reduce returns and/or increase volatility. Securities issued by U.S. Government agencies or government-sponsored entities may not be guaranteed by the U.S. Treasury. Active trading results in increased turnover and trading expenses, and may generate higher short-term capital gains. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This fund is exposed to mortgage- and asset-backed securities risk. Consult the Fund's prospectus for additional information on these and other risks.

--------------------------------------------------------------------------------

2 Performance shown prior to April 11, 2005 for the Class C, Advisor Class, Institutional Class and Investor Class shares reflects the performance of the Class C, Advisor Class, Institutional Class and Investor Class shares, respectively, of the Strong Government Securities Fund, the predecessor fund. Performance shown prior to the inception of the Class C shares reflects the performance of the Investor Class shares of the predecessor fund, adjusted to reflect Class C sales charges and expenses. Performance shown prior to the inception of the Advisor Class shares reflects the performance of the Investor Class shares of the predecessor fund, adjusted to reflect Advisor Class expenses. Performance shown prior to the inception of the Institutional Class shares reflects the performance of the Investor Class shares of the predecessor fund, and includes expenses that are not applicable to and are higher than those of the Institutional Class shares. Performance shown prior to the inception of the Administrator Class shares reflects the performance of the Institutional Class shares of the predecessor fund, adjusted to reflect Administrator Class expenses. Performance shown prior to August 31, 1999 for the Administrator Class shares reflects the performance of the Investor Class shares of the predecessor fund, and includes expenses that are not applicable to and are higher than those of the Administrator Class shares.

3 Reflects the gross expense ratio as stated in the October 1, 2007, prospectus and is based on the Fund's previous fiscal year expenses as reported in the Financial Highlights.

4 The investment adviser has contractually committed through September 30, 2008, to waive fees and/or reimburse expenses to the extent necessary to maintain the net operating expense ratio shown. Without these reductions, the Fund's returns would have been lower.

5 The Lehman Brothers U.S. Aggregate Excluding Credit Bond Index is composed of the Lehman Brothers U.S. Government Bond Index and the Lehman Brothers U.S. Mortgage-Backed Securities Index and includes Treasury issues, agency issues, and mortgage-backed securities. The limited performance history of the Lehman Brothers U.S. Aggregate Excluding Credit Bond Index does not allow for comparison to all periods of the Fund's performance. This index has an inception date of May 1, 2001. You cannot invest directly in an Index.

6 The Lehman Brothers Intermediate U.S. Government Bond Index is an unmanaged index composed of U.S. Government securities with maturities in the one- to ten year range, including securities issued by the U.S. Treasury and U.S. Government agencies. You cannot invest directly in an Index.

10 Wells Fargo Advantage Income Funds                     Performance Highlights


WELLS FARGO ADVANTAGE HIGH INCOME FUND
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The WELLS FARGO ADVANTAGE HIGH INCOME FUND (the Fund) seeks total return, consisting of a high level of current income and capital appreciation.

INVESTMENT ADVISER

Wells Fargo Funds Management, LLC

SUBADVISER

Wells Capital Management Incorporated

PORTFOLIO MANAGERS

Kevin J. Maas, CFA
Thomas M. Price, CFA
Michael J. Schueller, CFA

FUND INCEPTION

December 28, 1995

--------------------------------------------------------------------------------
CREDIT QUALITY 1
(AS OF NOVEMBER 30, 2007)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Unrated                                        (1%)
BBB                                            (5%)
BB/Ba                                         (30%)
B                                             (48%)
CCC                                           (14%)
Cash Equivalent                                (2%)

--------------------------------------------------------------------------------

1 The average credit quality is compiled from ratings from Standard & Poor's and/or Moody's Investors Service (together "rating agencies"). Standard & Poor's is a trademark of McGraw-Hill, Inc., and has been licensed. The Fund is not sponsored, sold or promoted by these rating agencies and these rating agencies make no representation regarding the advisability of investing in the Fund. Credit quality is subject to change.

Performance Highlights                     Wells Fargo Advantage Income Funds 11

--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN 2 (%) (AS OF NOVEMBER 30, 2007)

-------------------------------------------------------------------------------------------------------------------
                                                                                                     Expense Ratio
HIGH INCOME FUND                                            6 Months*   1 Year   5 Year   10 Year   Gross 3   Net 4
-------------------------------------------------------------------------------------------------------------------
Advisor Class (SHBAX)                                         (1.79)     3.53      9.90     4.32     1.17%    0.86%
-------------------------------------------------------------------------------------------------------------------
Institutional Class (SHYYX)                                   (1.67)     3.99     10.54     4.87     0.77%    0.50%
-------------------------------------------------------------------------------------------------------------------
Investor Class (STHYX)                                        (1.77)     3.54     10.01     4.52     1.34%    0.86%
-------------------------------------------------------------------------------------------------------------------
BENCHMARK
   Lehman Brothers U.S. Corporate High Yield Bond Index 5     (3.03)     2.69     11.15     5.57
-------------------------------------------------------------------------------------------------------------------

* Returns for periods of less than one year are not annualized.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE SHOWN WITHOUT SALES CHARGES WOULD BE LOWER IF SALES CHARGES WERE REFLECTED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE - WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

ADVISOR CLASS, INSTITUTIONAL CLASS AND INVESTOR CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE. THE FUND HAS A REDEMPTION FEE OF 2.00% DEDUCTED FROM THE NET PROCEEDS OF SHARES REDEEMED OR EXCHANGED WITHIN 30 DAYS AFTER PURCHASE. PERFORMANCE DATA DOES NOT REFLECT THE DEDUCTION OF THIS FEE, WHICH, IF REFLECTED, WOULD REDUCE THE PERFORMANCE.

Bond fund values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. In general, when interest rates rise, bond fund values fall and investors may lose principal value. High yield securities have a greater risk of default and tend to be more volatile than higher-rated debt securities. The use of derivatives may reduce returns and/or increase volatility. Active trading results in increased turnover and trading expenses, and may generate higher short-term capital gains. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This fund is exposed to foreign investment risk. Consult the Fund's prospectus for additional information on these and other risks.

--------------------------------------------------------------------------------

2 Performance shown prior to April 11, 2005 for the Advisor Class, Institutional Class and Investor Class shares reflects the performance of the Advisor Class, Institutional Class and Investor Class shares, respectively, of the Strong High-Yield Bond Fund, the predecessor fund. Performance shown prior to the inception of the Advisor Class shares reflects the performance of the Investor Class shares of the predecessor fund, adjusted to reflect Advisor Class expenses. Performance shown prior to the inception of the Institutional Class shares reflects the performance of the Investor Class shares of the predecessor fund, and includes expenses that are not applicable to and are higher than those of the Institutional Class shares.

3 Reflects the gross expense ratio as stated in the October 1, 2007, prospectus and is based on the Fund's previous fiscal year expenses, including acquired fund expenses which are excluded from the gross expenses reported in the Financial Highlights.

4 The investment adviser has contractually committed through September 30, 2008, to waive fees and/or reimburse expenses to the extent necessary to maintain the net operating expense ratio shown. Without these reductions, the Fund's returns would have been lower.

5 Lehman Brothers U.S. Corporate High Yield Bond Index is an unmanaged, U.S. dollar-denominated, nonconvertible, non-investment grade debt index. The Index consists of domestic and corporate bonds rate Ba and below with a minimum outstanding amount of $150 million. You cannot invest directly in an Index.

12 Wells Fargo Advantage Income Funds                     Performance Highlights


WELLS FARGO ADVANTAGE SHORT-TERM BOND FUND
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The WELLS FARGO ADVANTAGE SHORT-TERM BOND FUND (the Fund) seeks current income consistent with capital preservation.

INVESTMENT ADVISER

Wells Fargo Funds Management, LLC

SUBADVISER

Wells Capital Management Incorporated

PORTFOLIO MANAGERS

Jay N. Mueller, CFA
Janet J. Rilling, CFA, CPA

FUND INCEPTION

August 31, 1987

--------------------------------------------------------------------------------
PORTFOLIO ALLOCATION 1
(AS OF NOVEMBER 30, 2007)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Asset-Backed Securities                       (12%)
Collateralized Mortgage Securities            (15%)
Cash Equivalent                               (13%)
Corporate Bonds                               (42%)
GNMA                                           (2%)
FNMA                                           (5%)
Municipal Bonds                                (9%)
FHLMC                                          (2%)

--------------------------------------------------------------------------------

1     Portfolio allocation is subject to change.

Performance Highlights                     Wells Fargo Advantage Income Funds 13

--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN 2 (%) (AS OF NOVEMBER 30, 2007)

------------------------------------------------------------------------------------------------------------------------
                                                                                                          Expense Ratio
SHORT-TERM BOND FUND                                             6 Months*   1 Year   5 Year   10 Year   Gross 3   Net 4
------------------------------------------------------------------------------------------------------------------------
Advisor Class (SSTVX)                                               2.39      4.30     3.51      3.67     1.11%    0.80%
------------------------------------------------------------------------------------------------------------------------
Institutional Class (SSHIX)                                         2.69      4.68     4.01      4.22     0.66%    0.48%
------------------------------------------------------------------------------------------------------------------------
Investor Class (SSTBX)                                              2.49      4.25     3.57      3.85     1.28%    0.85%
------------------------------------------------------------------------------------------------------------------------
BENCHMARK
   Lehman Brothers 1-3 Year U.S. Government/Credit Bond Index 5     4.71      6.58     3.54      5.03
------------------------------------------------------------------------------------------------------------------------

* Returns for periods of less than one year are not annualized.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE - WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

ADVISOR CLASS, INSTITUTIONAL CLASS, AND INVESTOR CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE.

Bond fund values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. In general, when interest rates rise, bond fund values fall and investors may lose principal value. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This fund is exposed to foreign investment risk, high-yield securities risk and mortgage- and asset-backed securities risk. Consult the Fund's prospectus for additional information on these and other risks.

--------------------------------------------------------------------------------

2 Performance shown prior to April 11, 2005 for the Advisor Class, Institutional Class and Investor Class shares reflects the performance of the Advisor Class, Institutional Class and Investor Class shares, respectively, of the Strong Short-Term Bond Fund, the predecessor fund. Performance shown prior to the inception of the Advisor Class shares reflects the performance of the Investor Class shares of the predecessor fund, adjusted to reflect Advisor Class expenses. Performance shown prior to the inception of the Institutional Class shares reflects the performance of the Investor Class shares of the predecessor fund, and includes expenses that are not applicable to and are higher than those of the Institutional Class shares.

3 Reflects the gross expense ratio as stated in the October 1, 2007, prospectus and is based on the Fund's previous fiscal year expenses, including acquired fund expenses which are excluded from the gross expenses reported in the Financial Highlights.

4 The investment adviser has contractually committed through September 30, 2008, to waive fees and/or reimburse expenses to the extent necessary to maintain the net operating expense ratio shown. Without these reductions, the Fund's returns would have been lower.

5 The Lehman Brothers 1-3 Year U.S. Government/Credit Bond Index is a subset of the Lehman Brothers U.S. Government/Credit Bond Index that only includes those securities with maturities between one and three years. The Lehman Brothers U.S. Government/Credit Bond Index includes treasuries (i.e., publicly issued debt of U.S. Government agencies, quasi-federal corporations, and corporate or foreign debt guaranteed by the U.S. Government), and publicly issued U.S. corporate and foreign debentures and secured notes that meet specified maturity, liquidity, and quality requirements. You cannot invest directly in an Index.

14  Wells Fargo Advantage Income Funds                    Performance Highlights


WELLS FARGO ADVANTAGE SHORT-TERM HIGH YIELD BOND FUND
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The WELLS FARGO ADVANTAGE SHORT-TERM HIGH YIELD BOND FUND (the Fund) seeks total return, consisting of a high level of current income and capital appreciation.

INVESTMENT ADVISER

Wells Fargo Funds Management, LLC

SUBADVISER

Wells Capital Management Incorporated

PORTFOLIO MANAGERS

Kevin J. Maas, CFA
Thomas M. Price, CFA
Michael J. Schueller, CFA

FUND INCEPTION

June 30, 1997

--------------------------------------------------------------------------------
CREDIT QUALITY 1
(AS OF NOVEMBER 30, 2007)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Cash Equivalent                               (15%)
BBB                                            (3%)
BB                                            (48%)
B                                             (33%)
CCC                                            (1%)

--------------------------------------------------------------------------------

1 The average credit quality is compiled from ratings from Standard & Poor's and/or Moody's Investors Service (together "rating agencies"). Standard & Poor's is a trademark of McGraw-Hill, Inc., and has been licensed. The Fund is not sponsored, sold or promoted by these rating agencies and these rating agencies make no representation regarding the advisability of investing in the Fund. Credit quality is subject to change.

Performance Highlights                     Wells Fargo Advantage Income Funds 15

--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN 2 (%) (AS OF NOVEMBER 30, 2007)

------------------------------------------------------------------------------------------------------------------------------
                                                                                                                Expense Ratio
SHORT-TERM HIGH YIELD BOND FUND                                        6 Months*   1 Year   5 Year   10 Year   Gross 3   Net 4
------------------------------------------------------------------------------------------------------------------------------
Advisor Class (SSTHX)                                                    0.34       3.24     5.20      4.29     1.23%    0.86%
------------------------------------------------------------------------------------------------------------------------------
Investor Class (STHBX)                                                   0.34       3.24     5.28      4.47     1.40%    0.86%
------------------------------------------------------------------------------------------------------------------------------
BENCHMARKS
   Short-Term High Yield Bond Index III 5                               (0.86)      2.90     8.32      6.07
   Merrill Lynch High Yield U.S. Corporates, Cash Pay, BB Rated, 1-5
   Year Index 6                                                         (0.75)      2.53     7.46      5.62
------------------------------------------------------------------------------------------------------------------------------

* Returns for periods of less than one year are not annualized.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE - WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

ADVISOR CLASS AND INVESTOR CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE. THE FUND HAS A REDEMPTION FEE OF 2.00% DEDUCTED FROM THE NET PROCEEDS OF SHARES REDEEMED OR EXCHANGED WITHIN 30 DAYS AFTER PURCHASE. PERFORMANCE DATA DOES NOT REFLECT THE DEDUCTION OF THIS FEE, WHICH, IF REFLECTED, WOULD REDUCE THE PERFORMANCE.

Bond fund values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. In general, when interest rates rise, bond fund values fall and investors may lose principal value. The use of derivatives may reduce returns and/or increase volatility. Active trading results in increased turnover and trading expenses, and may generate higher short-term capital gains. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This fund is exposed to foreign investment risk and high-yield securities risk. Consult the Fund's prospectus for additional information on these and other risks.

--------------------------------------------------------------------------------

2 Performance shown prior to April 11, 2005 for the Advisor Class and Investor Class shares reflects the performance of the Advisor Class and Investor Class shares, respectively, of the Strong Short-Term High Yield Bond Fund, the predecessor fund. Performance shown prior to the inception of the Advisor Class shares reflects the performance of the Investor Class shares of the predecessor fund, adjusted to reflect Advisor Class expenses.

3 Reflects the gross expense ratio as stated in the October 1, 2007, prospectus and is based on the Fund's previous fiscal year expenses, including acquired fund expenses which are excluded from the gross expenses reported in the Financial Highlights.

4 The investment adviser has contractually committed through September 30, 2008, to waive fees and/or reimburse expenses to the extent necessary to maintain the net operating expense ratio shown. Without these reductions, the Fund's returns would have been lower.

5 The Short-Term High Yield Bond Index III is comprised of 70% Merrill Lynch High Yield U.S. Corporates, Cash Pay, BB Rated, 1-5 Years Index and the 30% Merrill Lynch High Yield U.S. Corporates, Cash Pay, B Rated, 1-5 Years Index. The Merrill Lynch High Yield U.S. Corporates, Cash Pay, BB Rated, 1-5 Years Index is an unmanaged index that generally tracks the performance of BB rated US dollar-denominated corporate bonds publicly issued in the US domestic market with maturities of one to five years. The Merrill Lynch High Yield U.S. Corporates, Cash Pay, B Rated, 1-5 Years Index is an unmanaged index that generally tracks the performance of B rated US dollar-denominated corporate bonds publicly issued in the US domestic market with maturities of one to five years. You cannot invest directly in an Index

6 The Merrill Lynch High Yield U.S. Corporates, Cash Pay, BB Rated, 1-5 Years Index is an unmanaged index that generally tracks the performance of BB rated U.S. dollar-denominated corporate bonds publicly issued in the U.S. domestic market with maturities of one to five years. You cannot invest directly in an Index.

16  Wells Fargo Advantage Income Funds                    Performance Highlights


WELLS FARGO ADVANTAGE ULTRA SHORT-TERM INCOME FUND
--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The WELLS FARGO ADVANTAGE ULTRA SHORT-TERM INCOME FUND (the Fund) seeks current income consistent with capital preservation.

INVESTMENT ADVISER

Wells Fargo Funds Management, LLC

SUBADVISER

Wells Capital Management Incorporated

PORTFOLIO MANAGERS

Jay N. Mueller, CFA
Thomas M. Price, CFA

FUND INCEPTION

November 25, 1988

--------------------------------------------------------------------------------
PORTFOLIO ALLOCATION 1
(AS OF NOVEMBER 30, 2007)
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Municipal Bonds                                (2%)
Cash Equivalent                               (13%)
GNMA                                           (1%)
FHLMC                                          (2%)
FNMA                                           (2%)
Asset-Backed Securities                       (20%)
Collateralized Mortgage Securities            (20%)
Foreign Corporate Bonds                        (5%)
Foreign Government bonds                       (2%)
Corporate Bonds                               (33%)

--------------------------------------------------------------------------------

1     Portfolio allocation is subject to change.

Performance Highlights                     Wells Fargo Advantage Income Funds 17

--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN 2  (%) (AS OF NOVEMBER 30, 2007)

---------------------------------------------------------------------------------------------------------------------------
                                                                                                             Expense Ratio
ULTRA SHORT-TERM INCOME FUND                                        6 Months*   1 Year   5 Year   10 Year   Gross 3   Net 4
---------------------------------------------------------------------------------------------------------------------------
Administrator Class (WUSDX)                                            1.08      3.75     3.35      3.91     0.89%    0.55%
---------------------------------------------------------------------------------------------------------------------------
Advisor Class (SADAX)                                                  1.00      3.56     3.09      3.54     1.07%    0.70%
---------------------------------------------------------------------------------------------------------------------------
Institutional Class (SADIX)                                            1.21      4.00     3.69      4.16     0.62%    0.35%
---------------------------------------------------------------------------------------------------------------------------
Investor Class (STADX)                                                 0.98      3.40     3.17      3.77     1.24%    0.75%
---------------------------------------------------------------------------------------------------------------------------
BENCHMARKS
   Lehman Brothers Short-Term U.S. Government/Credit Bond Index 5      3.02      5.59       NA        NA
   Lehman Brothers 9-12 Month U.S. Short Treasury Index 6              3.58      5.98     3.05      4.21
   Lehman Brothers 1-3 Year Government/Credit Bond Index 7             4.71      6.58     3.54      5.03
---------------------------------------------------------------------------------------------------------------------------

* Returns for periods of less than one year are not annualized.

FIGURES QUOTED REPRESENT PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS AND DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER MAY PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. CURRENT MONTH-END PERFORMANCE IS AVAILABLE ON THE FUNDS' WEB SITE - WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

ADMINISTRATOR CLASS, ADVISOR CLASS, INSTITUTIONAL CLASS, AND INVESTOR CLASS SHARES ARE SOLD WITHOUT A FRONT-END SALES CHARGE OR CONTINGENT DEFERRED SALES CHARGE.

Bond fund values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. In general, when interest rates rise, bond fund values fall and investors may lose principal value. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This fund is exposed to foreign investment risk, high-yield securities risk and mortgage- and asset-backed securities risk. Consult the Fund's prospectus for additional information on these and other risks.

--------------------------------------------------------------------------------

2 Performance shown prior to April 11, 2005 for the Advisor Class, Institutional Class and Investor Class shares reflects the performance of the Advisor Class, Institutional Class and Investor Class shares, respectively, of the Strong Ultra Short-Term Income Fund, the predecessor fund. Performance shown prior to the inception of the Advisor Class shares reflects the performance of the Investor Class shares of the predecessor fund, adjusted to reflect Advisor Class expenses. Performance shown prior to the inception of the Institutional Class shares reflects the performance of the Investor Class shares of the predecessor fund, and includes expenses that are not applicable to and are higher than those of the Institutional Class and Administrator Class shares. Performance shown prior to the inception of the Administrator Class shares reflects the performance of the Institutional Class shares of the predecessor fund, adjusted to reflect Administrator Class expenses. Performance shown prior to August 31, 1999 for the Administrator Class shares reflects the performance of the Investor Class shares of the predecessor fund, and includes expenses that are not applicable to and are higher than those of the Administrator Class shares.

3 Reflects the gross expense ratio as stated in the October 1, 2007, prospectus and is based on the Fund's previous fiscal year expenses, including acquired fund expenses which are excluded from the gross expenses reported in the Financial Highlights.

4 The investment adviser has contractually committed through September 30, 2008, to waive fees and/or reimburse expenses to the extent necessary to maintain the net operating expense ratio shown. Without these reductions, the Fund's returns would have been lower.

5 The Lehman Brothers Short-Term U.S. Government/Credit Bond Index contains securities that have fallen out of the U.S. Government/Credit Index because of the standard minimum one-year to maturity constraint. Securities in the Short-Term U.S. Government /Credit Bond Index must have a maturity from 1 up to (but not including) 12 months. The Lehman Brothers Short-Term U.S. Government/Credit Bond Index provides the most appropriate comparison to the Fund with respect to interest rate risk (as measured by duration) and credit risk (based on the composition of the index and the Fund's portfolio). However, the limited performance history of the Index does not allow for comparison to all periods of the Fund's performance. This index has an inception date of August 1, 2004. You cannot invest directly in an Index.

6 The Lehman Brothers 9-12 Month U.S. Short Treasury Index includes aged U.S. Treasury bills, notes and bonds with a remaining maturity from 9 up to (but not including) 12 months. It excludes zero coupon strips. You cannot invest directly in an Index.

7 The Lehman Brothers 1-3 Year U.S. Government/Credit Bond Index is the 1-3 year component of the Government/Credit Index which includes securities in the Government and Credit Indices. The Government Index includes treasuries (i.e., public obligations of the U.S. Treasury that have remaining maturities of more than one year) and agencies (i.e., publicly issued debt of U.S. Government agencies, quasi-federal corporations, and corporate or foreign debt guaranteed by the U.S. Government). The Credit Index includes publicly issued U.S. corporate and foreign debentures and secured notes that meet specified maturity, liquidity, and quality requirements. You cannot invest directly in an Index.

18 Wells Fargo Advantage Income Funds                              Fund Expenses


As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees (if any) and exchange fees (if any); and (2) ongoing costs, including management fees; distribution (12b-1) and/or shareholder service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire six-month period, from June 1, 2007 to November 30, 2007.

ACTUAL EXPENSES

The "Actual" line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Actual" line under the heading entitled "Expenses Paid During Period" for your applicable class of shares to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The "Hypothetical" line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the "Hypothetical" line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------------------------------------------------
                                                                 Beginning         Ending        Expenses
                                                               Account Value   Account Value   Paid During     Net Annual
WELLS FARGO ADVANTAGE CORPORATE BOND FUND                        06-01-2007      11-30-2007      Period 1    Expense Ratio
--------------------------------------------------------------------------------------------------------------------------
ADVISOR CLASS
   Actual                                                        $ 1,000.00      $ 1,034.40       $ 4.84         0.95%
   Hypothetical (5% return before expenses)                      $ 1,000.00      $ 1,020.31       $ 4.81         0.95%
--------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS
   Actual                                                        $ 1,000.00      $ 1,036.10       $ 3.11         0.61%
   Hypothetical (5% return before expenses)                      $ 1,000.00      $ 1,022.01       $ 3.09         0.61%
--------------------------------------------------------------------------------------------------------------------------
INVESTOR CLASS
   Actual                                                        $ 1,000.00      $ 1,033.20       $ 4.99         0.98%
   Hypothetical (5% return before expenses)                      $ 1,000.00      $ 1,020.16       $ 4.96         0.98%
--------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE GOVERNMENT SECURITIES FUND
--------------------------------------------------------------------------------------------------------------------------
CLASS C
   Actual                                                        $ 1,000.00      $ 1,052.40       $ 8.75         1.70%
   Hypothetical (5% return before expenses)                      $ 1,000.00      $ 1,016.55       $ 8.59         1.70%
--------------------------------------------------------------------------------------------------------------------------
ADMINISTRATOR CLASS
   Actual                                                        $ 1,000.00      $ 1,058.60       $ 3.61         0.70%
   Hypothetical (5% return before expenses)                      $ 1,000.00      $ 1,021.56       $ 3.55         0.70%
--------------------------------------------------------------------------------------------------------------------------
ADVISOR CLASS
   Actual                                                        $ 1,000.00      $ 1,057.60       $ 4.64         0.90%
   Hypothetical (5% return before expenses)                      $ 1,000.00      $ 1,020.56       $ 4.56         0.90%
--------------------------------------------------------------------------------------------------------------------------

Fund Expenses                              Wells Fargo Advantage Income Funds 19


--------------------------------------------------------------------------------------------------------------------------
                                                                 Beginning         Ending        Expenses
                                                               Account Value   Account Value   Paid During    Net Annual
WELLS FARGO ADVANTAGE GOVERNMENT SECURITIES FUND (continued)     06-01-2007      11-30-2007      Period 1    Expense Ratio
--------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS
   Actual                                                        $ 1,000.00      $ 1,059.80       $ 2.48         0.48%
   Hypothetical (5% return before expenses)                      $ 1,000.00      $ 1,022.66       $ 2.43         0.48%
--------------------------------------------------------------------------------------------------------------------------
INVESTOR CLASS
   Actual                                                        $ 1,000.00      $ 1,057.30       $ 4.90         0.95%
   Hypothetical (5% return before expenses)                      $ 1,000.00      $ 1,020.31       $ 4.81         0.95%
--------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE HIGH INCOME FUND
--------------------------------------------------------------------------------------------------------------------------
ADVISOR CLASS
   Actual                                                        $ 1,000.00      $   982.10       $ 4.25         0.86%
   Hypothetical (5% return before expenses)                      $ 1,000.00      $ 1,020.64       $ 4.33         0.86%
--------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS
   Actual                                                        $ 1,000.00      $   983.30       $ 2.23         0.45%
   Hypothetical (5% return before expenses)                      $ 1,000.00      $ 1,022.69       $ 2.27         0.45%
--------------------------------------------------------------------------------------------------------------------------
INVESTOR CLASS
   Actual                                                        $ 1,000.00      $   982.30       $ 4.25         0.86%
   Hypothetical (5% return before expenses)                      $ 1,000.00      $ 1,020.64       $ 4.33         0.86%
--------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE SHORT-TERM BOND FUND
--------------------------------------------------------------------------------------------------------------------------
ADVISOR CLASS
   Actual                                                        $ 1,000.00      $ 1,023.90       $ 4.06         0.80%
   Hypothetical (5% return before expenses)                      $ 1,000.00      $ 1,021.06       $ 4.05         0.80%
--------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS
   Actual                                                        $ 1,000.00      $ 1,026.90       $ 2.44         0.48%
   Hypothetical (5% return before expenses)                      $ 1,000.00      $ 1,022.66       $ 2.43         0.48%
--------------------------------------------------------------------------------------------------------------------------
INVESTOR CLASS
   Actual                                                        $ 1,000.00      $ 1,024.90       $ 4.31         0.85%
   Hypothetical (5% return before expenses)                      $ 1,000.00      $ 1,020.81       $ 4.31         0.85%
--------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE SHORT-TERM HIGH YIELD BOND FUND
--------------------------------------------------------------------------------------------------------------------------
ADVISOR CLASS
   Actual                                                        $ 1,000.00      $ 1,003.40       $ 4.32         0.86%
   Hypothetical (5% return before expenses)                      $ 1,000.00      $ 1,020.76       $ 4.36         0.86%
--------------------------------------------------------------------------------------------------------------------------
INVESTOR CLASS
   Actual                                                        $ 1,000.00      $ 1,003.40       $ 4.32         0.86%
   Hypothetical (5% return before expenses)                      $ 1,000.00      $ 1,020.76       $ 4.36         0.86%
--------------------------------------------------------------------------------------------------------------------------
WELLS FARGO ADVANTAGE ULTRA SHORT-TERM INCOME FUND
--------------------------------------------------------------------------------------------------------------------------
ADMINISTRATOR CLASS
   Actual                                                        $ 1,000.00      $ 1,010.80       $ 2.77         0.55%
   Hypothetical (5% return before expenses)                      $ 1,000.00      $ 1,022.31       $ 2.79         0.55%
--------------------------------------------------------------------------------------------------------------------------
ADVISOR CLASS
   Actual                                                        $ 1,000.00      $ 1,010.00       $ 3.53         0.70%
   Hypothetical (5% return before expenses)                      $ 1,000.00      $ 1,021.56       $ 3.55         0.70%
--------------------------------------------------------------------------------------------------------------------------
INSTITUTIONAL CLASS
   Actual                                                        $ 1,000.00      $ 1,012.10       $ 1.77         0.35%
   Hypothetical (5% return before expenses)                      $ 1,000.00      $ 1,023.31       $ 1.78         0.35%
--------------------------------------------------------------------------------------------------------------------------
INVESTOR CLASS
   Actual                                                        $ 1,000.00      $ 1,009.80       $ 3.78         0.75%
   Hypothetical (5% return before expenses)                      $ 1,000.00      $ 1,021.31       $ 3.80         0.75%
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

1 Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period divided by 365 (to reflect the six-month period).

20 Wells Fargo Advantage Income Funds

                         Portfolio of Investments--November 30, 2007 (Unaudited)


CORPORATE BOND FUND
--------------------------------------------------------------------------------

  PRINCIPAL  SECURITY NAME                                                         INTEREST RATE  MATURITY DATE       VALUE
AGENCY SECURITIES: 0.01%

FEDERAL HOME LOAN MORTGAGE CORPORATION: 0.00%
$       440  FHLMC #170027                                                             14.75%       03/01/2010    $          496
      3,004  FHLMC #170065                                                             14.00        09/01/2012             3,435

                                                                                                                           3,931
                                                                                                                  --------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION: 0.00%
      1,682  GNMA #45265                                                               15.00        08/15/2011             1,964
      1,047  GNMA #53809                                                               15.00        02/15/2012             1,234
      1,481  GNMA #54340                                                               15.00        05/15/2012             1,747

                                                                                                                           4,945
                                                                                                                  --------------
SMALL BUSINESS ADMINISTRATION: 0.01%
    210,287  SBA #40013++(C)(I)                                                         2.06        09/30/2017             5,257
                                                                                                                  --------------

TOTAL AGENCY SECURITIES (COST $572,169)                                                                                   14,133
                                                                                                                  --------------
CORPORATE BONDS & NOTES: 73.68%

AGRICULTURAL PRODUCTION CROPS: 0.87%
  2,129,000  BUNGE LIMITED FINANCE CORPORATION                                          4.38        12/15/2008         2,116,347
                                                                                                                  --------------
APPAREL & ACCESSORY STORES: 0.81%
  1,855,000  JC PENNY COMPANY INCORPORATED SERIES MTNA                                  6.88        10/15/2015         1,961,338
                                                                                                                  --------------
AUTOMOTIVE REPAIR, SERVICES & PARKING: 0.57%
  1,390,000  ERAC USA FINANCE COMPANY++                                                 6.38        10/15/2017         1,375,493
                                                                                                                  --------------
BUSINESS SERVICES: 0.41%
    945,000  EQUIFAX INCORPORATED                                                       6.30        07/01/2017           995,827
                                                                                                                  --------------
COMMUNICATIONS: 11.50%
  1,195,000  ALAMOSA DELAWARE INCORPORATED                                              8.50        01/31/2012         1,237,671
  3,415,000  AT&T CORPORATION                                                           8.00        11/15/2031         4,197,226
  5,010,000  COMCAST CORPORATION                                                        5.88        02/15/2018         4,996,964
  1,200,000  COX COMMUNICATIONS INCORPORATED                                            4.63        01/15/2010         1,196,371
    955,000  EMBARQ CORPORATION                                                         7.08        06/01/2016           995,998
  1,395,000  EMBARQ CORPORATION                                                         8.00        06/01/2036         1,474,376
  1,590,000  HISTORIC TW INCORPORATED                                                   6.63        05/15/2029         1,546,878
  1,080,000  NEWS AMERICA HOLDINGS INCORPORATED                                         8.25        08/10/2018         1,272,263
  1,390,000  QWEST CORPORATION                                                          6.88        09/15/2033         1,264,900
    795,000  SPRINT CAPITAL CORPORATION                                                 6.90        05/01/2019           781,544
  4,055,000  TIME WARNER CABLE INCORPORATED                                             5.40        07/02/2012         4,080,092
  1,490,000  VALOR TELECOMMUNICATIONS ENTERPRISES                                       7.75        02/15/2015         1,550,524
  2,160,000  VERIZON (FLORIDA) INCORPORATED SERIES F                                    6.13        01/15/2013         2,227,236
  1,000,000  VIACOM INCORPORATED                                                        5.75        04/30/2011         1,014,873

                                                                                                                      27,836,916
                                                                                                                  --------------
DEPOSITORY INSTITUTIONS: 4.68%
  2,500,000  BANK OF AMERICA CORPORATION                                                6.00        09/01/2017         2,550,390
  4,500,000  CITIGROUP INCORPORATED                                                     5.00        09/15/2014         4,320,117
  1,775,000  JPMORGAN CHASE & COMPANY<<                                                 5.13        09/15/2014         1,747,260
  1,695,000  MANUFACTURERS & TRADERS TRUST COMPANY+++/-                                 3.85        04/01/2013         1,689,881
    995,000  SB TREASURY COMPANY LLC+++/-                                               9.40        12/31/2049         1,017,754

                                                                                                                      11,325,402
                                                                                                                  --------------

Portfolio of Investments--November 30, 2007 (Unaudited)

                                           Wells Fargo Advantage Income Funds 21


CORPORATE BOND FUND
--------------------------------------------------------------------------------

  PRINCIPAL  SECURITY NAME                                                         INTEREST RATE  MATURITY DATE       VALUE
EATING & DRINKING PLACES: 1.70%
$ 1,540,000  DARDEN RESTAURANTS                                                         6.00%       08/15/2035    $    1,394,145
  1,425,000  YUM! BRANDS INCORPORATED                                                   6.88        11/15/2037         1,392,037
  1,210,000  YUM! BRANDS INCORPORATED                                                   8.88        04/15/2011         1,337,466

                                                                                                                       4,123,648
                                                                                                                  --------------
ELECTRIC, GAS & SANITARY SERVICES: 13.10%
  1,200,000  AMEREN CORPORATION                                                         5.40        02/01/2016         1,190,706
  2,250,000  CAROLINA POWER & LIGHT COMPANY                                             5.15        04/01/2015         2,247,388
  3,660,000  CONSUMERS ENERGY COMPANY SERIES B<<                                        5.38        04/15/2013         3,686,319
  2,555,553  FPL ENERGY CAITHNESS FUNDING++                                             7.65        12/31/2018         2,819,439
  1,735,000  IPALCO ENTERPRISES INCORPORATED                                            8.38        11/14/2008         1,761,025
    955,000  IPALCO ENTERPRISES INCORPORATED                                            8.63        11/14/2011         1,002,750
  1,460,000  METROPOLITAN EDISON COMPANY                                                4.95        03/15/2013         1,425,611
    935,000  MIDAMERICAN ENERGY HOLDINGS COMPANY                                        6.50        09/15/2037           971,742
  2,045,000  MONONGAHELA POWER COMPANY                                                  6.70        06/15/2014         2,187,498
  1,550,000  NEVADA POWER COMPANY SERIES N                                              6.65        04/01/2036         1,584,202
  1,025,000  NEVADA POWER COMPANY SERIES O                                              6.50        05/15/2018         1,062,852
  1,405,000  NISOURCE CAPITAL MARKETS INCORPORATEDSS.                                   6.78        12/01/2027         1,405,000
    770,000  POTOMAC EDISON COMPANY                                                     5.35        11/15/2014           764,781
  1,405,000  PUBLIC SERVICE COMPANY OF COLORADO                                         6.25        09/01/2037         1,471,775
  1,650,778  SALTON SEA FUNDING CORPORATION SERIES C                                    7.84        05/30/2010         1,709,215
  1,040,473  SALTON SEA FUNDING CORPORATION SERIES F                                    7.48        11/30/2018         1,156,226
  1,550,000  SOUTHERN CALIFORNIA EDISON                                                 7.63        01/15/2010         1,649,171
    865,000  TENNESSEE GAS PIPELINE COMPANY                                             7.50        04/01/2017           958,599
  1,465,000  WASTE MANAGEMENT INCORPORATED                                              7.38        08/01/2010         1,563,791
  1,165,000  WESTAR ENERGY INCORPORATED                                                 5.88        07/15/2036         1,083,949

                                                                                                                      31,702,039
                                                                                                                  --------------
EXECUTIVE, LEGISLATIVE & GEN GOVERNMENT, EXCEPT FINANCE: 0.49%
  1,170,000  Seneca Nation Indians Capital Improvements Authority Series 07-B++         6.75        12/01/2013         1,186,251
                                                                                                                  --------------
FOOD & KINDRED PRODUCTS: 1.58%
  1,245,000  GENERAL MILLS INCORPORATED                                                 5.65        09/10/2012         1,283,581
  1,000,000  KRAFT FOODS INCORPORATED                                                   6.00        02/11/2013         1,036,395
  1,490,000  MILLER BREWING CORPORATION++                                               5.50        08/15/2013         1,510,260

                                                                                                                       3,830,236
                                                                                                                  --------------
FOOD STORES: 1.26%
  1,552,000  DELHAIZE AMERICA INCORPORATED                                              9.00        04/15/2031         1,843,894
  1,085,000  SAFEWAY INCORPORATED<<                                                     7.25        02/01/2031         1,196,861

                                                                                                                       3,040,755
                                                                                                                  --------------
FORESTRY: 0.41%
  1,000,000  PLUM CREEK TIMBER COMPANY INCORPORATED                                     5.88        11/15/2015           987,800
                                                                                                                  --------------
HEALTH SERVICES: 0.71%
  1,675,000  COVENTRY HEALTH CARE INCORPORATED                                          6.30        08/15/2014         1,717,294
                                                                                                                  --------------
HOLDING & OTHER INVESTMENT OFFICES: 2.77%
  3,500,000  CREDIT SUISSE FIRST BOSTON (USA) INCORPORATED                              4.88        08/15/2010         3,548,174
  3,075,000  OMX TIMBER FINANCE INVESTMENTS LLC SERIES 1++                              5.42        01/29/2020         3,143,480

                                                                                                                       6,691,654
                                                                                                                  --------------

22  Wells Fargo Advantage Income Funds

                         Portfolio of Investments--November 30, 2007 (Unaudited)


CORPORATE BOND FUND
--------------------------------------------------------------------------------

  PRINCIPAL  SECURITY NAME                                                         INTEREST RATE  MATURITY DATE        VALUE
INSURANCE CARRIERS: 2.79%
$ 1,415,000  AETNA INCORPORATED                                                         6.75%       12/15/2037    $    1,396,967
  1,210,000  FUND AMERICAN COMPANIES INCORPORATED                                       5.88        05/15/2013         1,237,513
  1,855,000  LINCOLN NATIONAL CORPORATION                                               6.30        10/09/2037         1,827,813
  1,100,000  UNUMPROVIDENT FINANCE COMPANY++                                            6.85        11/15/2015         1,152,127
  1,215,000  WR BERKLEY CORPORATION                                                     6.25        02/15/2037         1,143,905

                                                                                                                       6,758,325
                                                                                                                  --------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC,
MEDICAL & OPTICAL GOODS: 2.55%
    980,000  FISHER SCIENTIFIC INTERNATIONAL INCORPORATED                               6.13        07/01/2015           977,967
  2,000,000  THERMO ELECTRON CORPORATION                                                7.63        10/30/2008         2,046,002
  2,950,000  XEROX CORPORATION                                                          6.88        08/15/2011         3,155,220

                                                                                                                       6,179,189
                                                                                                                  --------------
MISCELLANEOUS RETAIL: 1.39%
  1,458,843  CVS CAREMARK CORPORATION++                                                 7.77        01/10/2012         1,589,077
  1,748,898  CVS LEASE PASS-THROUGH SERIES T++                                          6.04        12/10/2028         1,785,520

                                                                                                                       3,374,597
                                                                                                                  --------------
MOTION PICTURES: 0.45%
  1,075,000  NEWS AMERICA INCORPORATION++                                               6.65        11/15/2037         1,094,605
                                                                                                                  --------------
NON-DEPOSITORY CREDIT INSTITUTIONS: 5.81%
  1,000,000  AGUA CALIENTE BAND OF CAHUILLA INDIANS++                                   6.44        10/01/2016           999,900
  1,430,000  AMERICAN EXPRESS BANK FSB SERIES BKN1                                      5.55        10/17/2012         1,444,313
  1,210,000  CAPITAL ONE BANK                                                           6.50        06/13/2013         1,200,362
  1,200,000  FORD MOTOR CREDIT COMPANY                                                  7.38        10/28/2009         1,136,159
  2,000,000  GENERAL ELECTRIC CAPITAL CORPORATION<<                                     4.13        03/04/2008         1,994,202
    935,000  GENERAL ELECTRIC CAPITAL CORPORATION SERIES GMTN                           6.15        08/07/2037         1,000,404
  2,500,000  GENERAL ELECTRIC CAPITAL CORPORATION SERIES MTNA                           5.88        02/15/2012         2,622,028
  1,420,000  GMAC LLC                                                                   6.00        12/15/2011         1,206,597
  1,125,000  GMAC LLC<<                                                                 6.13        01/22/2008         1,114,981
  1,382,000  SLM CORPORATION SERIES MTN                                                 3.63        03/17/2008         1,352,060

                                                                                                                      14,071,006
                                                                                                                  --------------
OIL & GAS EXTRACTION: 1.33%
    445,000  DEVON FINANCING CORPORATION ULC                                            7.88        09/30/2031           541,548
  1,000,000  PEMEX PROJECT FUNDING MASTER TRUST++                                       6.63        06/15/2035         1,061,528
  1,455,000  XTO ENERGY INCORPORATED                                                    7.50        04/15/2012         1,615,051

                                                                                                                       3,218,127
                                                                                                                  --------------
PETROLEUM REFINING & RELATED INDUSTRIES: 0.69%
  1,500,000  AMERADA HESS CORPORATION                                                   7.13        03/15/2033         1,679,924
                                                                                                                  --------------
PHARMACEUTICALS: 0.85%
  1,925,000  WYETH                                                                      6.95        03/15/2011         2,064,670
                                                                                                                  --------------
PIPELINES: 1.42%
  1,170,000  ENTERPRISE PRODUCTS OPERATIONS SERIES B                                    5.60        10/15/2014         1,183,352
  1,180,000  PLAINS ALL AMERICAN PIPELINE LP                                            6.65        01/15/2037         1,215,450
    910,000  TEXAS EASTERN TRANSMISSION LP                                              7.00        07/15/2032         1,024,914

                                                                                                                       3,423,716
                                                                                                                  --------------
PRIMARY METAL INDUSTRIES: 0.69%
  1,490,000  CORNING INCORPORATED                                                       7.25         08/15/2036        1,670,135
                                                                                                                  --------------

Portfolio of Investments--November 30, 2007 (Unaudited)

                                           Wells Fargo Advantage Income Funds 23


CORPORATE BOND FUND
--------------------------------------------------------------------------------

   PRINCIPAL  SECURITY NAME                                                        INTEREST RATE  MATURITY DATE       VALUE
RAILROAD TRANSPORTATION: 0.48%
$  1,080,000  UNION PACIFIC CORPORATION                                                6.50%        04/15/2012    $    1,149,701
                                                                                                                  --------------
REAL ESTATE INVESTMENT TRUSTS (REITS): 4.38%
   1,265,000  AVALONBAY COMMUNITIES SERIES MTN                                         6.63         09/15/2011         1,342,133
   2,785,000  EQUITY ONE INCORPORATED                                                  3.88         04/15/2009         2,749,372
   1,075,000  ERP OPERATING LP<<                                                       6.95         03/02/2011         1,141,307
     850,000  INTERNATIONAL LEASE FINANCE CORPORATION SERIES MTN                       5.65         06/01/2014           864,471
   1,880,000  LIBERTY PROPERTY LP                                                      7.25         03/15/2011         2,005,097
   1,410,000  RECKSON OPERATING PARTNERSHIP LP                                         6.00         03/31/2016         1,348,965
   1,210,000  ROUSE COMPANY                                                            3.63         03/15/2009         1,152,169

                                                                                                                      10,603,514
                                                                                                                  --------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 6.95%
   1,345,000  BLACKROCK INCORPORATED NEW YORK                                          6.25         09/15/2017         1,392,240
   5,955,000  GOLDMAN SACHS GROUP INCORPORATED                                         5.13         01/15/2015         5,830,993
   1,470,000  LAZARD GROUP LLC                                                         7.13         05/15/2015         1,493,250
   1,265,000  LEHMAN BROTHERS HOLDINGS INCORPORATED SERIES MTN                         6.00         07/19/2012         1,281,454
   1,805,000  MERRILL LYNCH & COMPANY INCORPORATED                                     6.11         01/29/2037         1,573,823
   5,000,000  MORGAN STANLEY                                                           6.75         04/15/2011         5,251,295

                                                                                                                      16,823,055
                                                                                                                  --------------
TOBACCO PRODUCTS: 1.11%
   1,480,000  ALTRIA GROUP INCORPORATED                                                7.65         07/01/2008         1,505,567
   1,135,000  REYNOLDS AMERICAN INCORPORATED                                           6.75         06/15/2017         1,190,362

                                                                                                                       2,695,929
                                                                                                                  --------------
TRANSPORTATION BY AIR: 0.38%
     965,000  CONTINENTAL AIRLINES INCORPORATED SERIES A                               5.98         04/19/2022           927,611
                                                                                                                  --------------
TRANSPORTATION EQUIPMENT: 1.55%
   2,175,000  DAIMLERCHRYSLER NA HOLDING CORPORATION                                   6.50         11/15/2013         2,307,147
   1,365,000  GOODRICH COMPANY                                                         6.29         07/01/2016         1,431,197

                                                                                                                       3,738,344
                                                                                                                  --------------

TOTAL CORPORATE BONDS & NOTES (COST $177,398,453)                                                                   1 78,363,448
                                                                                                                  --------------
FOREIGN CORPORATE BONDS: 13.86%
   1,515,000  AMERICA MOVIL SA DE CV                                                   5.50         03/01/2014         1,511,067
   1,425,000  AMERICA MOVIL SAB DE CV+/-                                               5.30         06/27/2008         1,423,504
   2,370,000  BRITISH TELECOM PLC                                                      9.13         12/15/2030         3,175,056
   1,580,000  COMMONWEALTH BANK OF AUSTRALIA+++/-                                      6.02         03/29/2049         1,445,574
     485,000  DELHAIZE GROUP                                                           6.50         06/15/2017           496,459
   1,015,000  DIAGEO FINANCE BV                                                        3.88         04/01/2011           982,679
   1,425,000  EDP FINANCE BV++                                                         6.00         02/02/2018         1,438,023
     725,000  GAZ CAPITAL (GAZPROM)++                                                  6.51         03/07/2022           695,855
   1,485,000  GLOBO COMUNICACOES E PARTICIPACOES SA++                                  7.25         04/26/2022         1,433,025
   1,180,000  GRUPO TELEVISA SA                                                        6.63         03/18/2025         1,206,378
   1,005,000  MUFG CAPITAL FINANCING 1 LIMITED+/-                                      6.35         07/29/2049           964,907
   1,495,000  NEXEN INCORPORATED                                                       5.88         03/10/2035         1,392,752
     950,000  ODEBRECHT FINANCE LIMITED++                                              7.50         10/18/2017           959,500
   1,410,000  PCCW HKT CAPITAL LIMITED++                                               8.00         11/15/2011         1,557,286
     960,000  PETROBRAS INTERNATIONAL FINANCE COMPANY                                  6.13         10/06/2016           996,000
   1,750,000  ROGERS WIRELESS INCORPORATED                                             6.38         03/01/2014         1,814,069
   1,470,000  SHAW COMMUNICATIONS INCORPORATED                                         7.20         12/15/2011         1,503,075
   1,420,000  SMFG PREFERRED CAPITAL+++/-                                              6.08         12/29/2049         1,302,921

24 Wells Fargo Advantage Income Funds

                         Portfolio of Investments--November 30, 2007 (Unaudited)


CORPORATE BOND FUND
--------------------------------------------------------------------------------

   PRINCIPAL  SECURITY NAME                                                         INTEREST RATE  MATURITY DATE       VALUE
FOREIGN CORPORATE BONDS (CONTINUED)
$    755,000  TELECOM ITALIA CAPITAL                                                   7.20%        07/18/2036    $      817,172
     835,000  TELEFONICA EMISIONES SAU<<                                               7.05         06/20/2036           927,882
   1,415,000  UBS LUXEMBOURG SA FOR OJSC VIMPEL COMMUNICATIONS++                       8.00         02/11/2010         1,436,225
   1,545,000  VODAFONE GROUP PLC<<                                                     6.15         02/27/2037         1,528,693
   2,750,000  WESTERN POWER DISTRIBUTION HOLDINGS LIMITED++                            7.38         12/15/2028         3,134,511
   1,440,000  WESTFIELD GROUP++                                                        5.70         10/01/2016         1,413,687

TOTAL FOREIGN CORPORATE BONDS@ (COST $33,080,375)                                                                     33,556,300
                                                                                                                  --------------
FOREIGN GOVERNMENT BONDS: 2.47%
     930,000  UNITED MEXICAN STATES                                                    5.63         01/15/2017           943,020
   4,580,000  UNITED MEXICAN STATES<<                                                  7.50         01/14/2012         5,038,000

TOTAL FOREIGN GOVERNMENT BONDS@ (COST $5,594,501)                                                                      5,981,020
                                                                                                                  --------------
MUNICIPAL BONDS & NOTES: 2.84%

IOWA: 0.17%
     395,000  TOBACCO SETTLEMENT AUTHORITY OF IOWA SERIES A (EXCISE
              TAX REVENUE LOC)                                                         6.79         06/01/2010           404,223
                                                                                                                  --------------
LOUISIANA: 0.54%
   1,302,304  TOBACCO SETTLEMENT FINANCING CORPORATION LA SERIES
              2001A (OTHER REVENUE LOC)                                                6.36         05/15/2025         1,307,826
                                                                                                                  --------------
MASSACHUSETTS: 0.47%
   1,150,000  BOSTON UNIVERSITY MASSACHUSETTS (COLLEGE & UNIVERSITY
              REVENUE, GO OF INSTITUTION)+/-SS.                                        6.25         10/01/2019         1,150,000
                                                                                                                  --------------
OREGON: 0.69%
   1,720,000  COW CREEK BAND UMQUA TRIBE OF INDIANS OREGON SERIES A
              (OTHER REVENUE)                                                          6.88         10/01/2011         1,660,935
                                                                                                                  --------------
VIRGINIA: 0.54%
   1,425,000  TOBACCO SETTLEMENT FINANCING CORPORATION VA SERIES A1                    6.71         06/01/2046         1,311,185
                                                                                                                  --------------
WISCONSIN: 0.43%
   1,000,000  DANE COUNTY WI (PROPERTY TAX REVENUE)                                    5.85         12/01/2022         1,052,550
                                                                                                                  --------------

TOTAL MUNICIPAL BONDS & NOTES (COST $6,986,339)                                                                        6,886,719
                                                                                                                  --------------
US TREASURY SECURITIES: 3.50%

US TREASURY BONDS: 1.01%
   2,315,000  US TREASURY BOND<<                                                       4.75         02/15/2037         2,444,314
                                                                                                                  --------------
US TREASURY NOTES: 2.49%
   2,345,000  US TREASURY NOTE<<                                                       3.88         10/31/2012         2,393,366
     395,000  US TREASURY NOTE<<                                                       4.25         10/15/2010           407,899
   3,150,000  US TREASURY NOTE<<                                                       4.25         11/15/2017         3,222,352

                                                                                                                       6,023,617
                                                                                                                  --------------

TOTAL US TREASURY SECURITIES (COST $8,441,256)                                                                         8,467,931
                                                                                                                  --------------
COLLATERAL FOR SECURITIES LENDING: 6.04%

COLLATERAL INVESTED IN OTHER ASSETS: 6.04%
     201,817  ALPINE SECURITIZATION CORPORATION++                                      4.70         12/04/2007           201,791
         569  AMERICAN GENERAL FINANCE CORPORATION+/-                                  5.33         01/18/2008               569
      46,573  AMSTEL FUNDING CORPORATION                                               5.20         12/04/2007            46,567
      31,049  ASPEN FUNDING CORPORATION                                                4.99         12/27/2007            30,949
     206,992  ATLAS CAPITAL FUNDING CORPORATION+++/-                                   4.78         04/25/2008           206,948
     206,992  ATOMIUM FUNDING LLC++                                                    5.10         12/04/2007           206,965
     465,731  BARCLAYS REPURCHASE AGREEMENT - 102% COLLATERALIZED
              (MATURITY VALUE $465,919)                                                4.84         12/03/2007           465,731

Portfolio of Investments--November 30, 2007 (Unaudited)

                                           Wells Fargo Advantage Income Funds 25


CORPORATE BOND FUND
--------------------------------------------------------------------------------

PRINCIPAL    SECURITY NAME                                                         INTEREST RATE  MATURITY DATE       VALUE
COLLATERAL INVESTED IN OTHER ASSETS (CONTINUED)
$    51,748  BARTON CAPITAL CORPORATION++                                               4.75%       12/07/2007    $       51,721
    258,739  BASF FINANCE EUROPE NV+++/-                                                5.17        10/17/2008           258,369
    258,739  BEAR STEARNS & COMPANY INCORPORATED INTERNATIONAL REPURCHASE
             AGREEMENT - 102% COLLATERALIZED (MATURITY VALUE $258,841)                  4.74        12/03/2007           258,739
    776,218  BEAR STEARNS & COMPANY INCORPORATED REPURCHASE AGREEMENT -
             102% COLLATERALIZED (MATURITY VALUE $776,528)                              4.79        12/03/2007           776,218
    155,244  BNP PARIBAS+/-                                                             4.85        11/07/2008           155,244
  1,034,958  BNP PARIBAS REPURCHASE AGREEMENT -
             102% COLLATERALIZED (MATURITY VALUE $1,035,369)                            4.77        12/03/2007         1,034,958
    362,235  CHARIOT FUNDING LLC++                                                      4.70        12/05/2007           362,141
    108,671  CHARIOT FUNDING LLC                                                        5.02        12/28/2007           108,307
    147,481  CHEYNE FINANCE LLC+++/-^^                                                  4.61        02/25/2008           132,733
     51,748  CIT GROUP INCORPORATED+/-                                                  5.67        12/19/2007            51,656
  1,034,958  CITIGROUP REPURCHASE AGREEMENT -
             102% COLLATERALIZED (MATURITY VALUE $1,035,369)                            4.77        12/03/2007         1,034,958
    294,963  CLIPPER RECEIVABLES CORPORATION                                            4.75        12/03/2007           294,963
    186,292  CLIPPER RECEIVABLES CORPORATION++                                          5.13        12/14/2007           186,022
    258,739  CRC FUNDING LLC++                                                          4.90        12/05/2007           258,672
    116,433  CREDIT AGRICOLE SA+/-                                                      5.02        02/25/2008           116,428
  1,293,697  CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT -
             102% COLLATERALIZED (MATURITY VALUE $1,294,213)                            4.79        12/03/2007         1,293,697
    129,370  CULLINAN FINANCE CORPORATION+++/-                                          4.76        08/04/2008           128,517
    103,496  FAIRWAY FINANCE CORPORATION++                                              4.73        12/06/2007           103,455
    175,943  FAIRWAY FINANCE CORPORATION++                                              5.03        12/10/2007           175,783
    134,545  FALCON ASSET SECURITIZATION CORPORATION                                    5.02        12/24/2007           134,170
    181,118  GALLEON CAPITAL LLC                                                        4.82        12/07/2007           181,023
    206,992  GALLEON CAPITAL LLC++                                                      4.90        12/04/2007           206,965
     82,797  GENERAL ELECTRIC CAPITAL ASSURANCE COMPANY+/-                              4.74        06/16/2008            82,797
    181,118  ING (USA) ANNUITY & LIFE INSURANCE COMPANY+/-                              4.73        08/16/2008           181,118
    186,292  KESTREL FUNDING US LLC+++/-                                                4.76        02/25/2008           186,155
    388,109  KITTY HAWK FUNDING CORPORATION                                             4.74        12/06/2007           387,958
    388,109  LIQUID FUNDING LIMITED+++/-                                                5.70        06/11/2008           388,160
      5,175  M&I MARSHALL & ILSLEY BANK SERIES BKNT+/-                                  4.84        02/15/2008             5,169
  1,034,958  MERRILL LYNCH & COMPANY INCORPORATED REPURCHASE AGREEMENT -
             102% COLLATERALIZED (MATURITY VALUE $1,035,368)                            4.75        12/03/2007         1,034,958
      3,881  MERRILL LYNCH & COMPANY INCORPORATED SERIES MTNB+/-                        5.45        01/02/2008             3,880
    129,370  METLIFE GLOBAL FUNDING I+++/-                                              4.71        10/21/2008           129,094
     77,622  MORGAN STANLEY+/-                                                          4.76        04/07/2008            77,622
    801,490  MORGAN STANLEY REPURCHASE AGREEMENT -
             102% COLLATERALIZED (MATURITY VALUE $801,809)                              4.77        12/03/2007           801,490
     79,562  MORGAN STANLEY SERIES EXL+/-                                               4.78        10/15/2008            79,562
    129,370  NATEXIS BANQUES POPULAIRES+++/-                                            4.90        09/08/2008           129,370
     36,224  OLD LINE FUNDING CORPORATION++                                             5.06        12/17/2007            36,157
     92,111  PREMIUM ASSET TRUST+++/-                                                   5.29        07/15/2008            92,093
    242,982  RACERS TRUST SERIES 2004-6-MM+++/-                                         4.93        03/22/2008           242,982
    201,817  RANGER FUNDING CORPORATION++                                               4.86        12/17/2007           201,445
     36,224  SCALDIS CAPITAL LIMITED                                                    5.06        12/14/2007            36,171
    103,496  SLM CORPORATION+++/-                                                       4.66        05/12/2008           102,717
    155,244  SOLITAIRE FUNDING LLC                                                      4.99        12/26/2007           154,766
    227,691  SOLITAIRE FUNDING LLC                                                      4.99        12/31/2007           226,837
    206,992  STANFIELD VICTORIA FUNDING LLC+++/-                                        5.23        04/03/2008           204,522
    120,878  THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED++                       4.90        12/07/2007           120,815
     99,454  THE TRAVELERS INSURANCE COMPANY+/-                                         4.74        02/08/2008            99,452
    517,479  TRANSAMERICA OCCIDENTAL LIFE INSURANCE+/-                                  4.89        08/01/2008           517,479

26 Wells Fargo Advantage Income Funds

                         Portfolio of Investments--November 30, 2007 (Unaudited)


CORPORATE BOND FUND
--------------------------------------------------------------------------------

  PRINCIPAL  SECURITY NAME                                                         INTEREST RATE  MATURITY DATE          VALUE
COLLATERAL INVESTED IN OTHER ASSETS (CONTINUED)
$   129,370  UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+++/-                         4.69%       10/08/2008    $      129,218
     27,944  UNICREDITO ITALIANO BANK (NEW YORK) SERIES YCD+/-                          5.62        12/03/2007            27,954
      8,797  UNICREDITO ITALIANO BANK (NEW YORK) SERIES YCD+/-                          5.70        12/13/2007             8,797
    139,719  VERSAILLES CDS LLC                                                         4.97        12/05/2007           139,683
     77,622  VERSAILLES CDS LLC                                                         5.11        12/11/2007            77,540
    129,370  VICTORIA FINANCE LLC+++/-^^                                                4.69        05/02/2008           129,370
    129,370  VICTORIA FINANCE LLC+++/-^^                                                4.78        08/07/2008           129,370
                                                                                                                      14,628,960
                                                                                                                  --------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $14,643,708)                                                            14,628,960
                                                                                                                  --------------

     SHARES
SHORT-TERM INVESTMENTS: 2.63%

MUTUAL FUNDS: 2.54%
  6,152,240  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                              6,152,240
                                                                                                                  --------------

  PRINCIPAL
US TREASURY BILLS: 0.09%
$   210,000  US TREASURY BILL^#                                                         4.83        01/24/2008           209,153
                                                                                                                  --------------
TOTAL SHORT-TERM INVESTMENTS (COST $6,361,081)                                                                         6,361,393
                                                                                                                  --------------
TOTAL INVESTMENTS IN SECURITIES
(COST $253,077,882)*                                        105.03%                                               $  254,259,904

OTHER ASSETS AND LIABILITIES, NET                            (5.03)                                                  (12,185,068)
                                                            ------                                                --------------
TOTAL NET ASSETS                                            100.00%                                               $  242,074,836
                                                            ------                                                --------------

--------------------------------------------------------------------------------

++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

(c) Interest-only securities entitle holders to receive only the interest payments on the underlying mortgages. The principal amount shown is the notional amount of the underlying mortgages. Interest rate disclosed represents the coupon rate.

(i)   Illiquid security.

<<    All or a portion of this security is on loan.

+/-   Variable rate investments.

ss. These securities are subject to a demand feature which reduces the effective maturity.

@     Foreign bond principal is denominated in US dollars.

^^ This security is currently in default with regards to scheduled interest and/or principal payments.

~ This Wells Fargo Advantage Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Advantage Money Market Fund. The Fund does not pay an investment advisory fee for such investments.

+++   Security of an affiliate of the Fund with a cost of $6,152,240.

^     Zero coupon bond. Interest rate presented is yield to maturity.

#     Security pledged as collateral for futures transactions. (See Note 2)

* Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

      The accompanying notes are an integral part of these financial statements.

Portfolio of Investments--November 30, 2007 (Unaudited)

                                           Wells Fargo Advantage Income Funds 27


GOVERNMENT SECURITIES FUND
--------------------------------------------------------------------------------

  PRINCIPAL  SECURITY NAME                                                         INTEREST RATE  MATURITY DATE        VALUE
AGENCY NOTES -INTEREST BEARING: 5.80%
$ 3,300,000  FEDERAL FARM CREDIT BANK                                                  4.50%        10/17/2012    $    3,366,063
 42,015,000  FHLMC<<                                                                   5.13         08/23/2010        43,531,994
 29,550,000  FNMA<<                                                                    4.75         11/19/2012        30,476,038

TOTAL AGENCY NOTES - INTEREST BEARING (COST $75,470,542)                                                              77,374,095
                                                                                                                  --------------
AGENCY SECURITIES: 52.33%

FEDERAL HOME LOAN MORTGAGE CORPORATION: 11.25%
      4,102  FHLMC #160053                                                             8.00         07/01/2008             4,137
         12  FHLMC #170046                                                            14.50         03/01/2011                14
        122  FHLMC #170053                                                            14.75         08/01/2011               141
      4,039  FHLMC #170053                                                            15.00         08/01/2011             4,700
        246  FHLMC #170069                                                            14.00         11/01/2012               293
     59,307  FHLMC #170215                                                             8.00         02/01/2017            62,745
     82,216  FHLMC #170235                                                            10.50         08/01/2019            96,042
      3,944  FHLMC #182079                                                             8.00         02/01/2010             4,060
      3,349  FHLMC #182104                                                             8.00         12/01/2010             3,448
     11,959  FHLMC #1B0123+/-                                                          7.28         09/01/2031            12,095
      9,042  FHLMC #1B0128+/-                                                          7.28         09/01/2031             9,144
    569,427  FHLMC #1B0129+/-                                                          7.34         09/01/2031           576,189
 17,135,512  FHLMC #1Q0183<<+/-                                                        5.98         10/01/2036        17,421,156
     22,569  FHLMC #272877                                                             8.00         08/01/2009            22,763
     49,634  FHLMC #279063                                                             9.00         08/01/2009            50,267
     94,291  FHLMC #552435                                                            10.50         08/01/2020           111,332
     15,330  FHLMC #555158                                                             8.50         05/01/2016            15,617
    463,026  FHLMC #555503                                                             9.00         04/01/2021           494,479
     71,776  FHLMC #555515                                                             8.50         10/01/2013            71,834
    735,400  FHLMC #611023+/-                                                          7.17         10/01/2026           743,637
    192,573  FHLMC #786210+/-                                                          7.13         01/01/2026           193,463
  1,181,864  FHLMC #786823+/-                                                          7.38         07/01/2029         1,205,040
    329,632  FHLMC #789483+/-                                                          7.24         06/01/2032           332,558
    209,252  FHLMC #865496+/-                                                          5.97         05/01/2026           214,745
    189,420  FHLMC #884009                                                            10.50         05/01/2020           223,640
     42,274  FHLMC #A01434                                                             9.00         06/01/2016            44,280
    264,263  FHLMC #A01562                                                             9.00         11/01/2018           281,289
     13,905  FHLMC #A01607                                                             8.50         06/01/2011            14,067
    128,484  FHLMC #A01620                                                             9.00         04/01/2017           136,762
     69,796  FHLMC #A01860                                                             8.50         06/01/2017            70,031
  1,949,140  FHLMC #E79794                                                             7.00         10/01/2014         2,030,871
    342,009  FHLMC #G00319                                                             9.50         04/01/2025           374,487
    352,894  FHLMC #G01236                                                            10.00         10/01/2021           396,114
  9,797,122  FHLMC #G08102                                                             6.50         12/01/2035        10,084,991
     34,291  FHLMC #G10783                                                             8.50         06/01/2012            36,288
    390,842  FHLMC #G11136                                                             6.50         05/01/2011           397,199
    272,860  FHLMC #G11200                                                             8.00         01/01/2012           282,807
  4,844,000  FHLMC #G11209<<                                                           7.50         12/01/2011         4,982,164
  1,484,228  FHLMC #G11345                                                             7.50         12/01/2011         1,525,692
  2,947,114  FHLMC #G11368                                                             7.50         12/01/2012         3,039,438
 12,721,304  FHLMC #G18005<<                                                           5.00         08/01/2019        12,734,401
  1,673,573  FHLMC #G80106                                                            10.00         08/17/2022         1,950,663
  2,710,345  FHLMC #G80116                                                            10.00         02/17/2025         3,117,884
  3,167,673  FHLMC #G80193                                                             9.50         09/17/2022         3,436,849
    469,096  FHLMC #G90023                                                             7.00         11/17/2013           484,911
 12,548,543  FHLMC #H01193                                                             6.50         08/01/2037        12,825,022
  4,000,000  FHLMC #H01792                                                             6.50         10/01/2037         4,088,131

28 Wells Fargo Advantage Income Funds

                         Portfolio of Investments--November 30, 2007 (Unaudited)


GOVERNMENT SECURITIES FUND
--------------------------------------------------------------------------------

  PRINCIPAL  SECURITY NAME                                                         INTEREST RATE  MATURITY DATE        VALUE
FEDERAL HOME LOAN MORTGAGE CORPORATION (continued)
$    57,409  FHLMC #N70012                                                            10.50%        08/01/2020    $       67,261
 25,000,000  FHLMC SERIES MTN<<                                                        5.00         12/14/2018        24,997,100
 40,305,000  FHLMC TBA%%                                                               6.00         12/01/2037        40,909,575
                                                                                                                     150,181,816
                                                                                                                  --------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION: 40.57%
 23,839,305  FNMA # 878059                                                             5.50         03/01/2036        23,883,860
 11,703,127  FNMA # 886087<<                                                           6.50         07/01/2036        12,038,409
    217,084  FNMA #100042                                                             11.00         10/15/2020           246,308
    385,742  FNMA #100285                                                              9.50         12/15/2020           427,397
        694  FNMA #1376                                                               15.50         10/01/2012               808
    376,121  FNMA #190180                                                              9.00         07/01/2021           406,764
 12,387,929  FNMA #256810                                                              6.50         07/01/2037        12,664,741
     50,214  FNMA #303548                                                              8.50         02/01/2012            50,330
    690,149  FNMA #313419                                                              8.50         12/01/2026           749,187
    264,374  FNMA #323013                                                              9.00         10/01/2021           290,978
  1,134,294  FNMA #323284                                                              8.50         05/01/2017         1,206,828
  4,929,379  FNMA #323756                                                              6.20         05/01/2009         4,947,304
     35,286  FNMA #364215                                                              7.50         07/01/2015            35,582
      4,256  FNMA #364217                                                              7.00         09/01/2015             4,287
  2,927,313  FNMA #368034                                                              8.00         11/01/2026         3,173,910
  3,548,565  FNMA #398800                                                              8.00         06/01/2012         3,687,689
    229,489  FNMA #398805                                                              8.50         11/01/2011           242,651
    180,398  FNMA #426843                                                             11.00         02/01/2019           207,450
    201,925  FNMA #439935                                                              8.00         04/01/2017           212,292
    938,784  FNMA #457277+/-                                                           6.14         10/01/2027           965,142
    433,514  FNMA #458018                                                             12.00         07/15/2014           514,603
    831,905  FNMA #487758                                                              8.50         05/01/2026           900,499
    251,142  FNMA #487759                                                              9.50         07/01/2028           276,457
    226,645  FNMA #516051                                                              9.50         01/01/2021           248,181
     18,998  FNMA #52                                                                  8.50         07/01/2010            19,369
    344,680  FNMA #535537                                                              9.00         07/01/2028           373,617
    829,186  FNMA #535573                                                              8.00         11/01/2013           848,484
    563,955  FNMA #535752                                                             10.00         12/01/2020           656,748
  1,303,644  FNMA #538435+/-                                                           7.30         07/01/2026         1,325,837
      2,146  FNMA #545016                                                              9.00         11/01/2012             2,245
    197,282  FNMA #545117+/-                                                           7.27         12/01/2040           200,237
  1,565,414  FNMA #545187+/-                                                           5.85         09/01/2031         1,598,266
    217,336  FNMA #545208+/-                                                           7.16         09/01/2031           221,613
  1,157,919  FNMA #545460+/-                                                           7.10         11/01/2031         1,197,226
  2,539,344  FNMA #54844+/-                                                            5.53         09/01/2027         2,570,143
  1,436,733  FNMA #555161                                                              6.00         12/01/2013         1,473,740
  7,114,898  FNMA #555569                                                              6.00         05/01/2016         7,284,077
     35,479  FNMA #62895                                                               8.75         01/01/2010            36,508
    649,171  FNMA #635726+/-                                                           7.04         04/01/2032           660,766
    378,266  FNMA #646643+/-                                                           7.23         06/01/2032           385,280
  2,011,754  FNMA #66414+/-                                                            6.61         09/01/2028         2,031,970
  1,251,031  FNMA #675479+/-                                                           7.95         01/01/2033         1,273,514
    413,351  FNMA #675491+/-                                                           8.22         04/01/2033           419,172
     64,075  FNMA #695514                                                              8.50         10/01/2026            68,728
    546,364  FNMA #695519                                                              8.50         11/01/2026           587,773
  1,487,092  FNMA #724438                                                              8.50         06/01/2027         1,599,968
    315,001  FNMA #724658+/-                                                           8.61         07/01/2033           318,103
 29,904,319  FNMA #725249<<                                                            5.00         03/01/2034        29,376,283
  6,181,110  FNMA #725638                                                              5.00         12/01/2018         6,197,264

Portfolio of Investments--November 30, 2007 (Unaudited)

                                           Wells Fargo Advantage Income Funds 29


GOVERNMENT SECURITIES FUND
--------------------------------------------------------------------------------

   PRINCIPAL  SECURITY NAME                                                        INTEREST RATE  MATURITY DATE       VALUE
FEDERAL NATIONAL MORTGAGE ASSOCIATION (continued)
$ 47,998,817  FNMA #735062                                                              5.50%       08/01/2033    $   48,200,455
   8,725,326  FNMA #735613<<                                                            6.00        02/01/2035         8,910,265
  16,994,759  FNMA #739503                                                              5.50        09/01/2033        17,066,152
  16,415,109  FNMA #740227                                                              5.50        09/01/2033        16,484,067
  11,376,109  FNMA #745816+/-                                                           5.06        12/01/2035        11,467,535
  14,150,939  FNMA #835168                                                              5.50        08/01/2035        14,183,483
  13,462,414  FNMA #886686+/-                                                           6.16        08/01/2036        13,723,249
   4,109,099  FNMA #886761<<                                                            7.00        09/01/2036         4,265,400
  33,051,117  FNMA #888022<<                                                            5.00        02/01/2036        32,424,877
  25,332,941  FNMA #888538<<                                                            5.50        01/01/2037        25,391,202
   9,544,665  FNMA #892283<<+/-                                                         5.86        09/01/2036         9,694,684
  12,205,742  FNMA #894157                                                              6.50        10/01/2036        12,555,423
   8,465,860  FNMA #894199                                                              6.50        10/01/2036         8,708,397
   7,175,306  FNMA #895998                                                              6.50        07/01/2036         7,380,871
   5,112,636  FNMA #900560                                                              6.50        09/01/2036         5,259,108
   5,541,514  FNMA #902200                                                              6.50        11/01/2036         5,700,272
  12,088,695  FNMA #918447                                                              5.50        05/01/2022        12,230,495
   5,552,515  FNMA #924858                                                              6.50        09/01/2037         5,676,588
   8,275,000  FNMA #943768                                                              6.50        10/01/2037         8,459,907
  10,338,543  FNMA #954965                                                              6.50        09/01/2037        10,569,560
  22,880,000  FNMA TBA%%                                                                5.00        12/01/2036        22,422,400
  70,375,000  FNMA TBA%%                                                                5.50        12/01/2021        71,188,676
  40,527,000  FNMA TBA%%                                                                6.50        12/01/2036        41,679,507

                                                                                                                     541,751,161
                                                                                                                  --------------

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION: 0.50%
       6,030  GNMA #126600                                                             13.00        11/15/2014             7,123
       5,598  GNMA #201                                                                14.00        09/20/2014             6,605
       3,064  GNMA #45629                                                              13.00        02/15/2011             3,511
       9,556  GNMA #52538                                                              15.00        07/15/2012            11,269
          32  GNMA #56900                                                              15.00        07/15/2012                35
       3,677  GNMA #780051                                                              9.00        12/15/2009             3,688
     449,648  GNMA #780104                                                              9.50        10/20/2019           488,569
     295,514  GNMA #780110                                                             12.50        04/15/2019           348,026
   2,012,001  GNMA #780288<<                                                            8.00        12/15/2023         2,195,994
     247,402  GNMA #780763                                                              7.50        12/15/2010           251,138
   1,314,612  GNMA #780867<<                                                            8.35        04/15/2020         1,426,629
     844,753  GNMA #780980<<                                                            8.40        05/15/2020           930,655
     616,328  GNMA #8678+/-                                                             5.75        08/20/2020           623,616
     403,579  GNMA #8714+/-                                                             6.13        11/20/2020           410,037
       3,401  GNMA #95643                                                              15.00        09/15/2012             4,007

                                                                                                                       6,710,902
                                                                                                                  --------------

SMALL BUSINESS ADMINISTRATION: 0.01%
   2,206,296  SBA #440019 SERIES 1993-1A++(C)(I)                                        2.24        02/28/2018            91,354
   2,893,653  SBA SERIES 1992-6 CLASS A++(C)(I)                                         2.90        10/15/2017           119,815

                                                                                                                         211,169
                                                                                                                  --------------

TOTAL AGENCY SECURITIES (COST $696,240,858)                                                                          698,855,048
                                                                                                                  --------------

ASSET-BACKED SECURITIES: 0.78%
  10,445,000  CAPITAL AUTO RECEIVABLES ASSET TRUST SERIES 2007-4 CLASS A3B+/-           4.63        11/15/2011        10,445,000

TOTAL ASSET-BACKED SECURITIES (COST $10,445,000)                                                                      10,445,000
                                                                                                                  --------------

30 Wells Fargo Advantage Income Funds

                         Portfolio of Investments--November 30, 2007 (Unaudited)


GOVERNMENT SECURITIES FUND
--------------------------------------------------------------------------------

   PRINCIPAL  SECURITY NAME                                                        INTEREST RATE  MATURITY DATE       VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS: 21.05%
$  7,398,700  BANC OF AMERICA ALTERNATIVE LOAN TRUST SERIES 2005-10 CLASS 6A1           5.50%       11/25/2020    $    7,447,257
   2,192,573  COUNTRYWIDE ALTERNATIVE LOAN TRUST SERIES J8 CLASS 4A1                    6.00        02/25/2017         2,200,568
      92,340  FEDERAL AGRICULTURAL MORTGAGE CORPORATION SERIES GS-1001 CLASS
              1+/-(I)                                                                   7.00        01/25/2008            92,340
     124,668  FEDERAL AGRICULTURAL MORTGAGE CORPORATION SERIES GS-1002 CLASS 1+/-       6.71        07/25/2008           124,668
   1,484,235  FHA INSURED PROJECT LOAN #956++(A)                                        2.93        11/01/2012         1,484,235
     326,296  FHLMC SERIES 1582 CLASS A+/-                                              5.00        09/15/2008           325,334
      86,604  FHLMC SERIES 16 CLASS D                                                  10.00        10/15/2019            91,681
  11,945,352  FHLMC SERIES 3221 CLASS VA<<                                              5.00        09/15/2017        12,002,548
     569,395  FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES T-15 CLASS A6+/-          5.21        11/25/2028           571,408
   2,324,030  FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES T-23 CLASS A+/-           5.06        05/25/2030         2,323,406
   1,119,868  FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES T-35 CLASS A+/-           5.06        09/25/2031         1,119,671
   2,585,914  FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES T-42 CLASS A6             9.50        02/25/2042         2,848,557
   1,341,112  FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES T-55 CLASS 1A1B           6.50        03/25/2043         1,343,277
   1,511,563  FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES T-55 CLASS 2A1+/-         6.47        03/25/2043         1,515,577
   6,858,017  FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES T-57 CLASS 2A1+/-         6.39        07/25/2043         6,967,638
   2,720,660  FNMA GRANTOR TRUST SERIES 2000-T6 CLASS A2                                9.50        06/25/2030         2,917,575
   5,405,859  FNMA GRANTOR TRUST SERIES 2001-T10 CLASS A3                               9.50        12/25/2041         5,871,676
   1,349,604  FNMA GRANTOR TRUST SERIES 2001-T12 CLASS A3                               9.50        08/25/2041         1,463,394
   3,354,388  FNMA GRANTOR TRUST SERIES 2001-T8 CLASS A3+/-                             6.51        07/25/2041         3,382,968
   3,339,108  FNMA GRANTOR TRUST SERIES 2002-T12 CLASS A5+/-                            6.34        10/25/2041         3,419,037
  11,375,139  FNMA GRANTOR TRUST SERIES 2002-T19 CLASS A1                               6.50        07/25/2042        11,913,396
   8,000,000  FNMA GRANTOR TRUST SERIES 2002-T3 CLASS B                                 5.76        12/25/2011         8,245,420
     814,949  FNMA GRANTOR TRUST SERIES 2002-T5 CLASS A1+/-                             5.02        05/25/2032           814,949
     730,428  FNMA GRANTOR TRUST SERIES 2003-T2 CLASS A1+/-                             5.06        03/25/2033           730,289
     241,815  FNMA INTEREST STRIP SERIES 161 CLASS 2(C)                                 8.50        07/25/2022            61,108
     646,195  FNMA INTEREST STRIP SERIES 265 CLASS 2                                    9.00        03/01/2024           718,920
      56,446  FNMA INTEREST STRIP SERIES B CLASS 1                                      6.00        05/01/2009            56,231
      60,139  FNMA INTEREST STRIP SERIES C CLASS 1                                      6.00        05/01/2009            59,931
      36,325  FNMA INTEREST STRIP SERIES K CLASS 1                                      6.00        11/01/2008            36,230
     336,079  FNMA SERIES 1988-2 CLASS Z                                               10.10        02/25/2018           370,721
     127,668  FNMA SERIES 1988-7 CLASS Z                                                9.25        04/25/2018           136,785
     692,625  FNMA SERIES 1989-10 CLASS Z                                               9.50        03/25/2019           769,183
     525,375  FNMA SERIES 1989-100 CLASS Z                                              8.75        12/25/2019           563,769
   1,276,299  FNMA SERIES 1989-12 CLASS Y                                              10.00        03/25/2019         1,446,382
     856,498  FNMA SERIES 1989-22 CLASS G                                              10.00        05/25/2019           965,352
     162,006  FNMA SERIES 1989-63 CLASS Z                                               9.40        10/25/2019           173,422
     228,421  FNMA SERIES 1989-98 CLASS E                                               9.20        12/25/2019           245,075
     415,125  FNMA SERIES 1990-144 CLASS W                                              9.50        12/25/2020           462,941
     319,819  FNMA SERIES 1990-75 CLASS Z                                               9.50        07/25/2020           357,685
     155,654  FNMA SERIES 1990-84 CLASS Y                                               9.00        07/25/2020           167,892
     668,139  FNMA SERIES 1990-96 CLASS Z                                               9.67        08/25/2020           749,914
     274,436  FNMA SERIES 1991-5 CLASS Z                                                8.75        01/25/2021           300,787
     989,614  FNMA SERIES 1991-85 CLASS Z                                               8.00        06/25/2021         1,044,243
     679,191  FNMA SERIES 1992-45 CLASS Z                                               8.00        04/25/2022           721,346
     610,865  FNMA SERIES G-8 CLASS E                                                   9.00        04/25/2021           674,583
   1,403,223  FNMA SERIES G92-30 CLASS Z                                                7.00        06/25/2022         1,474,549
     290,677  FNMA WHOLE LOAN SERIES 1999-W6 CLASS A+/-                                 9.65        09/25/2028           308,105
     167,718  FNMA WHOLE LOAN SERIES 2003-W11 CLASS A1+/-                               8.01        06/25/2033           169,190
   2,422,174  FNMA WHOLE LOAN SERIES 2003-W18 CLASS 1A5                                 4.61        08/25/2043         2,410,212
   7,477,461  FNMA WHOLE LOAN SERIES 2003-W3 CLASS 1A4+/-                               6.26        08/25/2042         7,537,091
   1,536,376  FNMA WHOLE LOAN SERIES 2003-W5 CLASS A+/-                                 5.00        04/25/2033         1,492,791
   6,427,230  FNMA WHOLE LOAN SERIES 2003-W6 CLASS 6A+/-                                6.44        08/25/2042         6,453,664
   6,539,317  FNMA WHOLE LOAN SERIES 2003-W6 CLASS PT4+/-                               9.64        10/25/2042         7,208,311
   3,180,453  FNMA WHOLE LOAN SERIES 2003-W8 CLASS PT1+/-                              10.18        12/25/2042         3,479,506
     500,945  FNMA WHOLE LOAN SERIES 2003-W9 CLASS A+/-                                 5.02        06/25/2033           494,855

Portfolio of Investments--November 30, 2007 (Unaudited)

                                           Wells Fargo Advantage Income Funds 31


GOVERNMENT SECURITIES FUND
--------------------------------------------------------------------------------

   PRINCIPAL  SECURITY NAME                                                        INTEREST RATE  MATURITY DATE       VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$  6,437,958  FNMA WHOLE LOAN SERIES 2004-W15 CLASS 1A3                                 7.00%       08/25/2044    $    6,878,513
   9,974,000  FOUR TIMES SQUARE TRUST SERIES 2000-4TS CLASS A2++                        7.80        04/15/2015        10,838,516
  10,801,991  FREDDIE MAC REFERENCE REMIC SERIES R007 CLASS AC<<                        5.88        05/15/2016        10,945,407
  12,404,000  GNMA SERIES 2004-103 CLASS C<<+/-                                         4.70        12/16/2027        12,282,108
 226,041,660  GNMA SERIES 2005-23 CLASS IO+/-(C)                                        0.96        06/17/2045        10,516,385
   6,271,685  GNMA SERIES 2005-34 CLASS A                                               3.96        09/16/2021         6,196,192
  11,592,306  GNMA SERIES 2005-59 CLASS A<<                                             4.39        05/16/2023        11,502,031
  17,386,190  GNMA SERIES 2006-3 CLASS A                                                4.21        01/16/2028        17,206,392
   6,019,000  GNMA SERIES 2006-30 CLASS D+/-                                            5.41        04/16/2039         5,951,293
  12,510,000  GNMA SERIES 2006-32 CLASS C<<+/-                                          5.52        11/16/2038        12,434,706
  82,377,648  GNMA SERIES 2006-32 CLASS XM+/-(C)                                        0.88        11/16/2045         3,856,781
  12,520,000  GNMA SERIES 2006-68 CLASS D<<+/-                                          5.31        12/16/2037        12,304,272
   8,459,841  GNMA SERIES 2007-34 CLASS A<<                                             4.27        11/16/2026         8,380,636
 157,721,500  GREENWICH CAPITAL COMMERCIAL FUNDING CORPORATION SERIES 2002-C1
              CLASS XPB+/-++(C)                                                         1.99        01/11/2035             8,044
   6,707,566  JPMORGAN MORTGAGE TRUST SERIES 2005-A3 CLASS 7CA1+/-                      5.11        06/25/2035         6,754,565
   7,878,831  JPMORGAN RESIDENTIAL MORTGAGE ACCEPTANCE SERIES 2006-R1 CLASS
              1A1+/-++                                                                  4.94        09/28/2044         7,761,831
   5,815,840  NOMURA ASSET ACCEPTANCE CORPORATION SERIES 2004-R2 CLASS A1+/-++          6.50        10/25/2034         5,842,375
 125,500,000  SALOMON BROTHERS MORTGAGE SECURITIES VII SERIES 2001-C2 CLASS
              X2+/-(C)                                                                  1.04        11/13/2011         1,130,906
   7,160,000  TIAA REAL ESTATE CDO LIMITED SERIES 2007-C4 CLASS A3+/-                   6.10        06/15/2049         7,388,045
     920,623  VENDEE MORTGAGE TRUST SERIES 1995-1 CLASS 4+/-                            8.88        02/15/2025         1,006,746
   1,391,416  VENDEE MORTGAGE TRUST SERIES 1995-2C CLASS 3A                             8.79        06/15/2025         1,525,341
  90,957,000  WACHOVIA BANK COMMERCIAL MORTGAGE TRUST SERIES 2002-C2 CLASS
              IO3+/-++(C)                                                               1.61        11/15/2034             3,784

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $281,151,200)                                                        281,042,512
                                                                                                                  --------------

CORPORATE BONDS & NOTES: 1.97%

APPAREL & ACCESSORY STORES: 0.00%
         172  SEARS ROEBUCK ACCEPTANCE                                                  6.70        04/15/2012               175
                                                                                                                  --------------

NON-DEPOSITORY CREDIT INSTITUTIONS: 1.97%
  26,000,000  PRIVATE EXPORT FUNDING CORPORATION SERIES D                               5.87        07/31/2008        26,248,826
                                                                                                                  --------------

TOTAL CORPORATE BONDS & NOTES (COST $26,136,522)                                                                      26,249,001
                                                                                                                  --------------

FOREIGN CORPORATE BONDS: 0.48%
   6,410,000  EUROPEAN INVESTMENT BANK                                                                                 6,455,703

TOTAL FOREIGN CORPORATE BONDS@ (COST $6,139,073)                                                                       6,455,703
                                                                                                                  --------------

MUNICIPAL BONDS & NOTES: 2.29%

ARKANSAS: 0.15%
   1,753,766  ARKANSAS DEVELOPMENT FINANCE AUTHORITY (HOUSING REVENUE LOC)              9.75        11/15/2014         1,951,222
                                                                                                                  --------------

FLORIDA: 0.42%
   5,250,000  SEMINOLE TRIBE FLORIDA RESORT GAMING FACILITIES PROJECT
              PREREFUNDED (OTHER REVENUE)SS.                                           11.50        10/01/2013         5,660,130
                                                                                                                  --------------

TEXAS: 1.72%
   5,405,000  RETAMA TEXAS DEVELOPMENT CORPORATION (OTHER REVENUE LOC)                 10.00        12/15/2020         7,944,755
  15,000,000  SAN ANTONIO TX ELECTRIC & GAS SYSTEM (ELECTRIC REVENUE)+/-SS.             3.63        12/01/2027        15,042,300
                                                                                                                      22,987,055
                                                                                                                  --------------

TOTAL MUNICIPAL BONDS & NOTES (COST $30,630,006)                                                                      30,598,407
                                                                                                                  --------------

32 Wells Fargo Advantage Income Funds

                         Portfolio of Investments--November 30, 2007 (Unaudited)


GOVERNMENT SECURITIES FUND
--------------------------------------------------------------------------------

   PRINCIPAL  SECURITY NAME                                                        INTEREST RATE  MATURITY DATE       VALUE
US TREASURY SECURITIES: 27.56%

US TREASURY BONDS: 6.85%
$ 11,025,000  US TREASURY BOND<<                                                        5.00%       05/15/2037    $   12,106,828
   5,875,000  US TREASURY BOND<<                                                        5.38        02/15/2031         6,678,224
  21,535,000  US TREASURY BOND<<                                                        6.00        02/15/2026        25,675,448
  34,340,000  US TREASURY BOND<<                                                        8.75        05/15/2017        46,978,734

                                                                                                                      91,439,234
                                                                                                                  --------------

US TREASURY NOTES: 20.71%
  20,815,000  US TREASURY NOTE                                                          3.63        10/31/2009        21,031,289
  79,230,000  US TREASURY NOTE<<                                                        4.25        09/30/2012        82,108,267
  30,045,000  US TREASURY NOTE<<                                                        4.25        11/15/2013        31,169,344
  10,295,000  US TREASURY NOTE<<                                                        4.25        11/15/2014        10,617,522
  64,105,000  US TREASURY NOTE<<                                                        4.63        12/31/2011        67,295,249
  32,555,000  US TREASURY NOTE<<                                                        4.63        02/15/2017        34,177,671
  28,595,000  US TREASURY NOTE<<                                                       12.00        08/15/2013        30,250,393

                                                                                                                     276,649,735
                                                                                                                  --------------

TOTAL US TREASURY SECURITIES (COST $358,829,683)                                                                     368,088,969
                                                                                                                  --------------

COLLATERAL FOR SECURITIES LENDING: 49.39%

COLLATERAL INVESTED IN OTHER ASSETS: 49.39%
   8,208,610  ALPINE SECURITIZATION CORPORATION++                                       4.70        12/04/2007         8,207,543
      23,152  AMERICAN GENERAL FINANCE CORPORATION+/-                                   5.33        01/18/2008            23,154
   1,894,295  AMSTEL FUNDING CORPORATION                                                5.20        12/04/2007         1,894,048
   1,262,863  ASPEN FUNDING CORPORATION                                                 4.99        12/27/2007         1,258,809
   8,419,087  ATLAS CAPITAL FUNDING CORPORATION+/-++                                    4.78        04/25/2008         8,417,319
   8,419,087  ATOMIUM FUNDING LLC++                                                     5.10        12/04/2007         8,417,993
  18,942,946  BARCLAYS REPURCHASE AGREEMENT -
              102% COLLATERALIZED (MATURITY VALUE $18,950,586)                          4.84        12/03/2007        18,942,946
   2,104,772  BARTON CAPITAL CORPORATION++                                              4.75        12/07/2007         2,103,677
  10,523,859  BASF FINANCE EUROPE NV+/-++                                               5.17        10/17/2008        10,508,810
  10,523,859  BEAR STEARNS & COMPANY INCORPORATED INTERNATIONAL REPURCHASE
              AGREEMENT - 102% COLLATERALIZED (MATURITY VALUE $10,528,016)              4.74        12/03/2007        10,523,859
  31,571,576  BEAR STEARNS & COMPANY INCORPORATED REPURCHASE AGREEMENT -
              102% COLLATERALIZED (MATURITY VALUE $31,584,178)                          4.79        12/03/2007        31,571,576
   6,314,315  BNP PARIBAS+/-                                                            4.85        11/07/2008         6,314,315
  42,095,435  BNP PARIBAS REPURCHASE AGREEMENT -
              102% COLLATERALIZED (MATURITY VALUE $42,112,168)                          4.77        12/03/2007        42,095,435
  14,733,402  CHARIOT FUNDING LLC++                                                     4.70        12/05/2007        14,729,572
   4,420,021  CHARIOT FUNDING LLC                                                       5.02        12/28/2007         4,405,214
   5,998,600  CHEYNE FINANCE LLC+/-++^^                                                 4.61        02/25/2008         5,398,740
   2,104,772  CIT GROUP INCORPORATED+/-                                                 5.67        12/19/2007         2,101,025
  45,010,215  CITIGROUP REPURCHASE AGREEMENT -
              102% COLLATERALIZED (MATURITY VALUE $45,028,107)                          4.77        12/03/2007        45,010,215
  11,997,199  CLIPPER RECEIVABLES CORPORATION                                           4.75        12/03/2007        11,997,199
   7,577,178  CLIPPER RECEIVABLES CORPORATION++                                         5.13        12/14/2007         7,566,191
  10,523,859  CRC FUNDING LLC++                                                         4.90        12/05/2007        10,521,123
   4,735,736  CREDIT AGRICOLE SA+/-                                                     5.02        02/25/2008         4,735,552
  52,619,294  CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT -
              102% COLLATERALIZED (MATURITY VALUE $52,640,298)                          4.79        12/03/2007        52,619,294
   5,261,929  CULLINAN FINANCE CORPORATION+/-++                                         4.76        08/04/2008         5,227,253
   4,209,544  FAIRWAY FINANCE CORPORATION++                                             4.73        12/06/2007         4,207,902
   7,156,224  FAIRWAY FINANCE CORPORATION++                                             5.03        12/10/2007         7,149,712
   5,472,407  FALCON ASSET SECURITIZATION CORPORATION                                   5.02        12/24/2007         5,457,193

Portfolio of Investments--November 30, 2007 (Unaudited)

                                           Wells Fargo Advantage Income Funds 33


GOVERNMENT SECURITIES FUND
--------------------------------------------------------------------------------

   PRINCIPAL  SECURITY NAME                                                        INTEREST RATE  MATURITY DATE       VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$  7,366,701  GALLEON CAPITAL LLC                                                       4.82%       12/07/2007    $    7,362,870
   8,419,087  GALLEON CAPITAL LLC++                                                     4.90        12/04/2007         8,417,993
   3,367,635  GENERAL ELECTRIC CAPITAL ASSURANCE COMPANY+/-                             4.74        06/16/2008         3,367,635
   7,366,701  ING (USA) ANNUITY & LIFE INSURANCE COMPANY+/-                             4.73        08/16/2008         7,366,701
   7,577,178  KESTREL FUNDING US LLC+/-++                                               4.76        02/25/2008         7,571,571
  15,785,788  KITTY HAWK FUNDING CORPORATION                                            4.74        12/06/2007        15,779,632
  15,785,788  LIQUID FUNDING LIMITED+/-++                                               5.70        06/11/2008        15,787,840
     210,477  M&I MARSHALL & ILSLEY BANK SERIES BKNT+/-                                 4.84        02/15/2008           210,258
  42,095,435  MERRILL LYNCH & COMPANY INCORPORATED REPURCHASE AGREEMENT -
              102% COLLATERALIZED (MATURITY VALUE $42,112,098)                          4.75        12/03/2007        42,095,435
     157,858  MERRILL LYNCH & COMPANY INCORPORATED SERIES MTNB+/-                       5.45        01/02/2008           157,806
   5,261,929  METLIFE GLOBAL FUNDING I+/-++                                             4.71        10/21/2008         5,250,721
   3,157,158  MORGAN STANLEY+/-                                                         4.76        04/07/2008         3,157,158
  32,599,469  MORGAN STANLEY REPURCHASE AGREEMENT -
              102% COLLATERALIZED (MATURITY VALUE $32,612,427)                          4.77        12/03/2007        32,599,469
   3,236,087  MORGAN STANLEY SERIES EXL+/-                                              4.78        10/15/2008         3,236,087
  26,788,906  NATEXIS BANQUES POPULAIRES+/-                                             4.84        01/25/2008        26,772,833
   5,261,929  NATEXIS BANQUES POPULAIRES+/-++                                           4.90        09/08/2008         5,261,929
   1,473,340  OLD LINE FUNDING CORPORATION++                                            5.06        12/17/2007         1,470,629
  35,342,199  PICAROS FUNDING LLC++                                                     5.27        03/07/2008        34,886,991
   3,746,494  PREMIUM ASSET TRUST+/-++                                                  5.29        07/15/2008         3,745,744
   9,882,956  RACERS TRUST SERIES 2004-6-MM+/-++                                        4.93        03/22/2008         9,882,956
   8,208,610  RANGER FUNDING CORPORATION++                                              4.86        12/17/2007         8,193,506
   1,473,340  SCALDIS CAPITAL LIMITED                                                   5.06        12/14/2007         1,471,204
   4,209,544  SLM CORPORATION+/-++                                                      4.66        05/12/2008         4,177,888
   6,314,315  SOLITAIRE FUNDING LLC                                                     4.99        12/26/2007         6,294,867
   9,260,996  SOLITAIRE FUNDING LLC                                                     4.99        12/31/2007         9,226,267
   8,419,087  STANFIELD VICTORIA FUNDING LLC+/-++                                       5.23        04/03/2008         8,318,647
   4,916,536  THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED++                      4.90        12/07/2007         4,913,980
   4,045,161  THE TRAVELERS INSURANCE COMPANY+/-                                        4.74        02/08/2008         4,045,080
  21,047,718  TRANSAMERICA OCCIDENTAL LIFE INSURANCE+/-                                 4.89        08/01/2008        21,047,718
   5,261,929  UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+/-++                        4.69        10/08/2008         5,255,773
   1,136,577  UNICREDITO ITALIANO BANK (NEW YORK) SERIES YCD+/-                         5.62        12/03/2007         1,136,995
     357,811  UNICREDITO ITALIANO BANK (NEW YORK) SERIES YCD+/-                         5.70        12/13/2007           357,815
   5,682,884  VERSAILLES CDS LLC                                                        4.97        12/05/2007         5,681,406
   3,157,158  VERSAILLES CDS LLC                                                        5.11        12/11/2007         3,153,843
   5,261,929  VICTORIA FINANCE LLC+/-++^^                                               4.69        05/02/2008         5,261,929
   5,261,929  VICTORIA FINANCE LLC+/-++^^                                               4.78        08/07/2008         5,261,929

                                                                                                                     659,586,774
                                                                                                                  --------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $660,186,634)                                                          659,586,774
                                                                                                                  --------------

      SHARES
SHORT-TERM INVESTMENTS: 3.67%

MUTUAL FUNDS: 3.59%
  47,913,460  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                            47,913,460
                                                                                                                  --------------

   PRINCIPAL
US TREASURY BILLS: 0.08%
$  1,060,000  US TREASURY BILL^#                                                        3.86        01/24/2008         1,055,724
                                                                                                                  --------------

TOTAL SHORT-TERM INVESTMENTS (COST $48,967,611)                                                                       48,969,184
                                                                                                                  --------------

34 Wells Fargo Advantage Income Funds

                         Portfolio of Investments--November 30, 2007 (Unaudited)


GOVERNMENT SECURITIES FUND
--------------------------------------------------------------------------------

                                                                                                                      VALUE
TOTAL INVESTMENTS IN SECURITIES
(COST $2,194,197,129)*                      165.32%                                                               $2,207,664,693

OTHER ASSETS AND LIABILITIES, NET           (65.32)                                                                 (872,256,992)
                                            ------                                                                --------------

TOTAL NET ASSETS                            100.00%                                                               $1,335,407,701
                                            ------                                                                --------------

--------------------------------------------------------------------------------

<<    All or a portion of this security is on loan.

+/-   Variable rate investments.

%%    Securities issued on a when-issued (TBA) basis. (See Note 2)

++ Securities that may be resold to "qualified institutional buyers"under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

(c) Interest-only securities entitle holders to receive only the interest payments on the underlying mortgages. The principal amount shown is the notional amount of the underlying mortgages. Interest rate disclosed represents the coupon rate.

(i)   Illiquid security.

(a) Security fair valued in accordance with the procedures approved by the Board of Trustees.

@     Foreign bond principal is denominated in US dollars.

ss. These securities are subject to a demand feature which reduces the effective maturity.

^^ This security is currently in default with regards to scheduled interest and/or principal payments.

~ This Wells Fargo Advantage Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Advantage Money Market Fund. The Fund does not pay an investment advisory fee for such investments.

+++   Security of an affiliate of the Fund with a cost of $47,913,460.

^     Zero coupon bond. Interest rate presented is yield to maturity.

#     Security pledged as collateral for futures transactions. (See Note 2)

* Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

      The accompanying notes are an integral part of these financial statements.

Portfolio of Investments--November 30, 2007 (Unaudited)

                                           Wells Fargo Advantage Income Funds 35


HIGH INCOME FUND
--------------------------------------------------------------------------------

  PRINCIPAL  SECURITY NAME                                                         INTEREST RATE  MATURITY DATE       VALUE
CORPORATE BONDS & NOTES: 86.40%

AMUSEMENT & RECREATION SERVICES: 1.68%
$ 1,690,000  MASHANTUCKET WESTERN PEQUOT TRIBE++                                        8.50%       11/15/2015    $    1,690,000
  2,320,000  SINGLE SPRINGS TRIBAL GAMING AUTHORITY++<<                                 9.38        06/15/2015         2,273,600
  1,222,000  TOWN SPORTS INTERNATIONAL INCORPORATED^                                    9.25        02/01/2014         1,148,680

                                                                                                                       5,112,280
                                                                                                                  --------------

APPAREL & ACCESSORY STORES: 0.63%
  1,855,000  NEIMAN MARCUS GROUP INCORPORATED@@                                         9.00        10/15/2015         1,929,200
                                                                                                                  --------------

APPAREL & OTHER FINISHED PRODUCTS MADE FROM FABRICS & SIMILAR MATERIALS: 0.93%
  3,070,000  Riddell Bell Holdings Incorporated                                         8.38        10/01/2012         2,824,400
                                                                                                                  --------------

BUSINESS SERVICES: 5.17%
  3,295,000  DELUXE CORPORATION                                                         7.38        06/01/2015         3,270,288
  2,360,000  LAMAR MEDIA CORPORATION++                                                  6.63        08/15/2015         2,242,000
  1,680,000  PENHALL INTERNATIONAL CORPORATION++                                       12.00        08/01/2014         1,545,600
  1,490,000  RAINBOW NATIONAL SERVICES LLC++                                           10.38        09/01/2014         1,609,200
  1,705,000  RENTAL SERVICE CORPORATION                                                 9.50        12/01/2014         1,581,388
  2,610,000  SUNGARD DATA SYSTEMS INCORPORATED<<                                        9.13        08/15/2013         2,655,675
  1,310,000  UNITED RENTALS NORTH AMERICA INCORPORATED<<                                7.75        11/15/2013         1,198,650
  1,640,000  WEST CORPORATION<<                                                        11.00        10/15/2016         1,640,000

                                                                                                                      15,742,801
                                                                                                                  --------------

CASINO & GAMING: 5.48%
  2,215,000  CCM MERGER INCORPORATED++                                                  8.00        08/01/2013         2,054,413
  1,980,000  MGM MIRAGE INCORPORATED                                                    7.63        01/15/2017         1,970,100
  2,550,000  PENN NATIONAL GAMING INCORPORATED                                          6.75        03/01/2015         2,581,875
  1,750,000  PINNACLE ENTERTAINMENT                                                     8.25        03/15/2012         1,767,500
  2,490,000  POKAGON GAMING AUTHORITY++                                                10.38        06/15/2014         2,664,300
  1,850,000  TUNICA-BILOXI GAMING AU++                                                  9.00        11/15/2015         1,868,500
  2,110,000  TURNING STONE CASINO RESORT ENTERPRISE++                                   9.13        12/15/2010         2,120,550
  1,655,000  WATERFORD GAMING LLC++                                                     8.63        09/15/2014         1,652,931

                                                                                                                      16,680,169
                                                                                                                  --------------

CHEMICALS & ALLIED PRODUCTS: 0.60%
  1,710,000  MOSAIC COMPANY++<<                                                         7.63        12/01/2016         1,829,700
                                                                                                                  --------------

COAL MINING: 1.79%
  3,145,000  FOUNDATION PA COAL COMPANY<<                                               7.25        08/01/2014         3,027,063
  2,545,000  MASSEY ENERGY COMPANY                                                      6.88        12/15/2013         2,405,025

                                                                                                                       5,432,088
                                                                                                                  --------------

COMMUNICATIONS: 11.41%
  2,455,000  AMERICAN TOWER CORPORATION++                                               7.00        10/15/2017         2,497,963
  1,635,000  CCH I LLC/CCH I CAPITAL CORPORATION<<                                     11.00        10/01/2015         1,422,450
  3,240,000  CCH II LLC/CCH II CAPITAL CORPORATION                                     10.25        10/01/2013         3,207,600
  1,660,000  CHARTER COMMUNICATIONS HOLDINGS II LLC/CAPITAL CORPORATION                10.25        09/15/2010         1,639,250
  2,130,000  CITIZENS COMMUNICATIONS COMPANY                                            6.25        01/15/2013         2,058,113
  1,730,000  CSC HOLDINGS INCORPORATED SERIES B                                         7.63        04/01/2011         1,695,400
  2,645,000  EMBARQ CORPORATION                                                         8.00        06/01/2036         2,795,501
  1,985,000  L-3 COMMUNICATIONS CORPORATION                                             6.38        10/15/2015         1,965,150
  3,360,000  MEDIACOM BROADBAND LLC                                                     8.50        10/15/2015         2,990,400
  2,620,000  NEXTEL COMMUNICATIONS SERIES F                                             5.95        03/15/2014         2,440,554
  2,320,000  PAXSON COMMUNICATIONS++<<+/-                                              11.49        01/15/2013         2,302,600
  2,905,000  QWEST COMMUNICATIONS INTERNATIONAL INCORPORATED SERIES B                   7.50        02/15/2014         2,883,213

36 Wells Fargo Advantage Income Funds

                         Portfolio of Investments--November 30, 2007 (Unaudited)


HIGH INCOME FUND
--------------------------------------------------------------------------------

  PRINCIPAL  SECURITY NAME                                                         INTEREST RATE  MATURITY DATE       VALUE
COMMUNICATIONS (continued)
$ 3,380,000  QWEST CORPORATION+/-                                                       8.94%       06/15/2013    $    3,472,950
    845,000  RH DONNELLEY CORPORATION++                                                 8.88        10/15/2017           796,413
    840,000  WINDSTREAM CORPORATION                                                     8.13        08/01/2013           864,150
  1,630,000  WINDSTREAM CORPORATION                                                     8.63        08/01/2016         1,691,125

                                                                                                                      34,722,832
                                                                                                                  --------------

EATING & DRINKING PLACES: 1.62%
  3,340,000  ARAMARK CORPORATION                                                        8.50        02/01/2015         3,352,525
  1,820,000  SBARRO INCORPORATED<<                                                     10.38        02/01/2015         1,583,400

                                                                                                                       4,935,925
                                                                                                                  --------------

EDUCATIONAL SERVICES: 0.69%
  2,110,000  EDUCATION MANAGEMENT LLC                                                   8.75        06/01/2014         2,110,000
                                                                                                                  --------------

ELECTRIC, GAS & SANITARY SERVICES: 8.08%
  1,720,000  ALLIED WASTE NORTH AMERICA INCORPORATED                                    6.88        06/01/2017         1,692,050
    532,000  CLEAN HARBORS INCORPORATED                                                11.25        07/15/2012           574,323
  1,680,000  EDISON MISSION ENERGY                                                      7.75        06/15/2016         1,696,800
  2,735,000  EDISON MISSON ENERGY                                                       7.20        05/15/2019         2,611,925
  1,770,000  INERGY LP/INERGY FINANCE CORPORATION<<                                     6.88        12/15/2014         1,708,050
  1,950,000  MIRANT NORTH AMERICA LLC<<                                                 7.38        12/31/2013         1,954,875
  3,210,000  NRG ENERGY INCORPORATED                                                    7.38        02/01/2016         3,145,800
  2,100,000  NRG ENERGY INCORPORATED                                                    7.38        01/15/2017         2,052,750
  4,980,000  SIERRA PACIFIC RESOURCES                                                   6.75        08/15/2017         4,835,610
  3,480,000  TENNESSEE GAS PIPELINE COMPANY                                             8.38        06/15/2032         4,102,395
    210,000  TEXAS COMPETITIVE ELETRIC HOLDINGS COMPANY LLC++                          10.25        11/01/2015           208,910

                                                                                                                      24,583,488
                                                                                                                  --------------

ENERGY: 0.34%
  1,000,000  WHITE PINE HYDRO PORTFOLIO++                                               7.26        07/20/2015         1,040,881
                                                                                                                  --------------

ENGINEERING, ACCOUNTING, RESEARCH MANAGEMENT & RELATED SERVICES: 0.80%
  2,465,000  US ONCOLOGY INCORPORATED                                                   9.00        08/15/2012         2,428,025
                                                                                                                  --------------

FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT: 1.07%
  3,310,000  BALL CORPORATION                                                           6.63        03/15/2018         3,268,625
                                                                                                                  --------------

FOOD & KINDRED PRODUCTS: 0.93%
  1,329,852  PARMALAT BAKERY SERIES A2++(I)                                             5.00        07/09/2012         1,156,971
  1,329,852  PARMALAT DAIRY SERIES A1++(I)                                              5.00        07/09/2010         1,196,867
    515,000  PINNACLE FOODS LLC CORPORATION++                                           9.25        04/01/2015           466,075

                                                                                                                       2,819,913
                                                                                                                  --------------

HEALTH SERVICES: 5.33%
  2,530,000  ALLIANCE IMAGING INCORPORATED++                                            7.25        12/15/2012         2,352,900
  3,385,000  COMMUNITY HEALTH SYSTEMS INCORPORATED SERIES WI                            8.88        07/15/2015         3,418,850
  2,560,000  DAVITA INCORPORATED                                                        7.25        03/15/2015         2,489,600
  2,520,000  HCA INCORPORATED                                                           9.25        11/15/2016         2,608,200
  3,360,000  HCA INCORPORATED<<@@                                                       9.63        11/15/2016         3,494,400
  1,960,000  VANGUARD HEALTH HOLDINGS                                                   9.00        10/01/2014         1,857,100

                                                                                                                      16,221,050
                                                                                                                  --------------

INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT: 2.24%
  1,065,000  ACTUANT CORPORATION++<<                                                    6.88        06/15/2017         1,038,375
  2,390,000  CASE NEW HOLLAND INCORPORATED                                              7.13        03/01/2014         2,384,025

Portfolio of Investments--November 30, 2007 (Unaudited)

                                           Wells Fargo Advantage Income Funds 37


HIGH INCOME FUND
--------------------------------------------------------------------------------

  PRINCIPAL  SECURITY NAME                                                         INTEREST RATE  MATURITY DATE       VALUE
INDUSTRIAL & COMMERCIAL MACHINERY & COMPUTER EQUIPMENT (continued)
$ 1,650,000  GRANT PRIDECO INCORPORATED SERIES B                                        6.13%       08/15/2015    $    1,691,250
  1,690,000  TEREX CORPORATION                                                          8.00        11/15/2017         1,698,450

                                                                                                                       6,812,100
                                                                                                                  --------------

JUSTICE, PUBLIC ORDER & SAFETY: 0.84%
  2,600,000  CORRECTIONS CORPORATION OF AMERICA                                         6.25        03/15/2013         2,567,500
                                                                                                                  --------------

LEGAL SERVICES: 0.97%
  2,855,000  FTI CONSULTING INCORPORATED                                                7.75        10/01/2016         2,962,063
                                                                                                                  --------------

MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL
GOODS: 0.54%
  1,660,000  INVACARE CORPORATION                                                       9.75        02/15/2015         1,651,700
                                                                                                                  --------------

METAL MINING: 1.47%
  2,540,000  FREEPORT-MCMORAN COPPER & GOLD INCORPORATED                                8.38        04/01/2017         2,743,200
  2,020,000  NORANDA ALUMINUM ACQUISITION CORPORATION+++/-                              8.74        05/15/2015         1,737,200

                                                                                                                       4,480,400
                                                                                                                  --------------

MISCELLANEOUS MANUFACTURING INDUSTRIES: 1.78%
  2,405,000  ALH FINANCE LLC/ALH FINANCE CORPORATION<<                                  8.50        01/15/2013         2,260,700
  1,735,000  CLARKE AMERICAN CORPORATION                                                9.50        05/15/2015         1,492,100
  4,850,000  GENTEK INCORPORATED^^(A)                                                  11.00        08/01/2009                 0
  1,730,000  RBS GLOBAL INCORPORATED & REXNORD CORPORATION                              8.88        09/01/2016         1,678,100

                                                                                                                       5,430,900
                                                                                                                  --------------

MISCELLANEOUS RETAIL: 0.54%
  1,680,000  MICHAELS STORES INCORPORATED<<                                            10.00        11/01/2014         1,654,800
                                                                                                                  --------------

MOTION PICTURES: 0.78%
  2,330,000  AMC ENTERTAINMENT INCORPORATED SERIES B                                    8.63        08/15/2012         2,382,425
                                                                                                                  --------------

NON-DEPOSITORY CREDIT INSTITUTIONS: 3.66%
  1,460,000  FORD MOTOR CREDIT COMPANY LLC                                              7.00        10/01/2013         1,275,145
  1,665,000  FORD MOTOR CREDIT COMPANY LLC                                              7.80        06/01/2012         1,483,890
  1,245,000  FORD MOTOR CREDIT COMPANY LLC                                              8.00        12/15/2016         1,089,312
  2,110,000  GMAC LLC                                                                   6.63        05/15/2012         1,787,632
  2,245,000  GMAC LLC                                                                   6.75        12/01/2014         1,846,825
  1,140,000  GMAC LLC                                                                   8.00        11/01/2031           967,248
  2,505,000  HEXION US FINANCE CORPORATION/HEXION NOVA SCOTIA FINANCE ULC               9.75        11/15/2014         2,692,875

                                                                                                                      11,142,927
                                                                                                                  --------------

OIL & GAS EXTRACTION: 6.80%
  2,480,770  CAITHNESS COSO FUNDING CORPORATION++                                       6.26        06/15/2014         2,701,162
  1,770,000  CHESAPEAKE ENERGY CORPORATION                                              6.25        01/15/2018         1,668,225
  3,450,000  CHESAPEAKE ENERGY CORPORATION                                              6.38        06/15/2015         3,312,000
  2,550,000  FOREST OIL CORPORATION++                                                   7.25        06/15/2019         2,524,500
  2,825,000  HILCORP ENERGY++                                                           7.75        11/01/2015         2,733,188
  2,530,000  KEY ENERGY SERCIVES INCORPORATED++                                         8.38        12/01/2014         2,536,325
  2,605,000  PRIDE INTERNATIONAL INCORPORATED                                           7.38        07/15/2014         2,670,125
  2,520,000  RANGE RESOURCES CORPORATION                                                7.50        05/15/2016         2,551,500

                                                                                                                      20,697,025
                                                                                                                  --------------

PAPER & ALLIED PRODUCTS: 3.72%
  2,135,000  APPLETON PAPERS INCORPORATED SERIES B                                      9.75        06/15/2014         2,089,631
  2,120,000  BOWATER INCORPORATED+/-                                                    8.69        03/15/2010         1,865,600
  2,220,000  GRAHAM PACKAGING COMPANY INCORPORATED                                      8.50        10/15/2012         2,070,150

38 Wells Fargo Advantage Income Funds

                         Portfolio of Investments--November 30, 2007 (Unaudited)


HIGH INCOME FUND
--------------------------------------------------------------------------------

  PRINCIPAL  SECURITY NAME                                                         INTEREST RATE  MATURITY DATE       VALUE
PAPER & ALLIED PRODUCTS (continued)
$ 2,080,000  GREIF INCORPORATED                                                         6.75%       02/01/2017    $    1,970,800
  1,690,000  P.H. GLATFELTER COMPANY                                                    7.13        05/01/2016         1,656,200
  1,685,000  VERSO PAPER HOLDINGS LLC<<                                                 9.13        08/01/2014         1,674,469

                                                                                                                      11,326,850
                                                                                                                  --------------

PERSONAL SERVICES: 0.52%
  1,680,000  SERVICE CORPORATION INTERNATIONAL SERIES WI                                7.00        06/15/2017         1,583,400
                                                                                                                  --------------

PETROLEUM REFINING & RELATED INDUSTRIES: 0.50%
  1,535,000  TESORO CORPORATION                                                         6.50        06/01/2017         1,515,813
                                                                                                                  --------------

PIPELINES: 1.70%
    845,000  DYNEGY HOLDINGS INCORPORATED                                               7.75        06/01/2019           760,500
  1,690,000  DYNEGY HOLDINGS INCORPORATED                                               8.38        05/01/2016         1,624,513
  2,505,000  WILLIAMS COMPANIES INCORPORATED                                            7.63        07/15/2019         2,774,288

                                                                                                                       5,159,301
                                                                                                                  --------------

PRIMARY METAL INDUSTRIES: 1.02%
  1,695,000  ALERIS INTERNATIONAL INCORPORATED                                          9.00        12/15/2014         1,457,700
  1,680,000  BELDEN INCORPORATED                                                        7.00        03/15/2017         1,650,600

                                                                                                                       3,108,300
                                                                                                                  --------------

PRINTING, PUBLISHING & ALLIED INDUSTRIES: 2.68%
  2,700,000  DEX MEDIA INCORPORATED                                                     8.00        11/15/2013         2,578,500
  1,965,000  HOUGHTON MIFFLIN COMPANY                                                   7.20        03/15/2011         1,935,525
  1,930,000  NETWORK COMMUNICATIONS INCORPORATED                                       10.75        12/01/2013         1,930,000
  1,685,000  NIELSEN FINANCE LLC/NIELSEN FINANCE COMPANY                               10.00        08/01/2014         1,714,488

                                                                                                                       8,158,513
                                                                                                                  --------------

REAL ESTATE INVESTMENT TRUSTS (REITS): 2.85%
  2,135,000  RECKSON OPERATING PARTNERSHIP LP                                           6.00        03/31/2016         2,042,582
  2,110,000  ROUSE COMPANY LP++                                                         6.75        05/01/2013         1,968,318
  4,715,000  VENTAS REALTY LP<<                                                         6.75        04/01/2017         4,656,063

                                                                                                                       8,666,963
                                                                                                                  --------------

RENTAL AUTO/EQUIPMENT: 1.52%
  2,630,000  AVIS BUDGET CAR RENTAL LLC<<                                               7.75        05/15/2016         2,482,063
  1,315,000  HERTZ CORPORATION                                                          8.88        01/01/2014         1,315,000
    805,000  HERTZ CORPORATION<<                                                       10.50        01/01/2016           833,175

                                                                                                                       4,630,238
                                                                                                                  --------------

RUBBER & MISCELLANEOUS PLASTICS PRODUCTS: 0.58%
  1,654,000  THE GOODYEAR TIRE & RUBBER COMPANY<<                                       9.00        07/01/2015         1,761,510
                                                                                                                  --------------

SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 0.41%
  1,270,000  NUVEEN INVESTMENT INCORPORATED++<<                                        10.50        11/15/2015         1,254,125
                                                                                                                  --------------

STONE, CLAY, GLASS & CONCRETE PRODUCTS: 1.20%
  3,680,000  OWENS-ILLINOIS INCORPORATED                                                7.80        05/15/2018         3,661,600
                                                                                                                  --------------

TEXTILE MILL PRODUCTS: 1.42%
  2,190,000  INTERFACE INCORPORATED                                                     9.50        02/01/2014         2,277,600
  2,095,000  PERRY ELLIS INTERNATIONAL INCORPORATED SERIES B                            8.88        09/15/2013         2,032,150

                                                                                                                       4,309,750
                                                                                                                  --------------

Portfolio of Investments--November 30, 2007 (Unaudited)

                                           Wells Fargo Advantage Income Funds 39


HIGH INCOME FUND
--------------------------------------------------------------------------------

  PRINCIPAL  SECURITY NAME                                                         INTEREST RATE  MATURITY DATE       VALUE
TRANSPORTATION EQUIPMENT: 2.11%
$ 4,225,000  GENERAL MOTORS CORPORATION<<                                               8.38%       07/15/2033    $    3,506,750
  1,690,000  LEAR CORPORATION SERIES B                                                  8.75        12/01/2016         1,554,800
  1,740,000  VISTEON CORPORATION<<                                                      7.00        03/10/2014         1,344,137

                                                                                                                       6,405,687
                                                                                                                  --------------

TOTAL CORPORATE BONDS & NOTES (COST $270,684,827)                                                                    263,005,267
                                                                                                                  --------------

FOREIGN CORPORATE BONDS: 5.13%
  1,840,000  FMC FINANCE III SA++                                                       6.88        07/15/2017         1,803,200
  3,090,000  INEOS GROUP HOLDINGS PLC++<<                                               8.50        02/15/2016         2,781,000
  1,660,000  INTELSAT (BERMUDA) LIMITED+/-                                              8.89        01/15/2015         1,662,075
  1,545,000  INTELSAT (BERMUDA) LIMITED                                                 9.25        06/15/2016         1,573,969
  3,380,000  INTELSAT (BERMUDA) LIMITED                                                11.25        06/15/2016         3,498,300
  1,830,000  NORDIC TELEPHONE COMPANY HOLDINGS++                                        8.88        05/01/2016         1,857,450
  1,765,000  NOVELIS INCORPORATED                                                       7.25        02/15/2015         1,645,863
    840,000  NXP BV                                                                     7.88        10/15/2014           806,400

TOTAL FOREIGN CORPORATE BONDS@ (COST $16,163,197)                                                                     15,628,257
                                                                                                                  --------------

TERM LOANS: 4.81%
  1,824,435  ALLIED WASTE INDUSTRIES INCORPORATED TERM LOAN                             6.28        01/15/2012         1,738,923
  1,965,000  GEORGIA PACIFIC CORPORATION 1ST LIEN TERM LOAN B                           7.41        12/20/2012         1,861,602
    843,895  HEALTHSOUTH CORPORATION SENIOR SECURED TERM LOAN                           7.17        03/10/2013           812,401
  2,000,000  JG WENTWORTH & COMPANY INCORPORATED TERM LOAN B                            7.61        03/29/2014         1,865,000
    987,500  LYONDELL CHEMICAL COMPANY TERM LOAN                                        6.84        08/16/2013           978,297
  1,995,000  PINNACLE FOODS FINANCE LLC TERM LOAN                                       8.11        04/01/2014         1,880,288
    934,426  RBS GLOBAL INCORPORATED & REXNORD LLC TERM LOAN                            7.86        06/13/2013           908,730
    278,524  RBS GLOBAL INCORPORATED & REXNORD LLC TERM LOAN B                          7.64        07/21/2013           270,865
  2,000,000  SANDRIDGE ENERGY INCORPORATED TERM LOAN                                    8.63        03/07/2015         1,985,000
  2,500,000  THOMSON LEARNING INCORPORATED TERM LOAN                                    8.10        06/29/2014         2,360,150

TOTAL TERM LOANS (COST $15,336,074)                                                                                   14,661,256
                                                                                                                  --------------

COLLATERAL FOR SECURITIES LENDING: 12.34%

COLLATERAL INVESTED IN OTHER ASSETS: 12.34%
    130,586  AMSTEL FUNDING CORPORATION                                                 4.82        12/04/2007           130,569
    102,603  ATOMIUM FUNDING LLC++                                                      5.10        12/04/2007           102,590
    233,189  BANCO SANTANDER TOTTA LOAN+++/-                                            4.67        10/15/2008           232,720
    233,189  BANK OF IRELAND SERIES EXTC+++/-                                           4.86        10/14/2008           232,741
    851,605  BARCLAYS REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY
             VALUE $851,948)                                                            4.84        12/03/2007           851,605
    186,551  BARTON CAPITAL CORPORATION++                                               5.06        12/12/2007           186,331
    466,377  BEAR STEARNS & COMPANY INCORPORATED INTERNATIONAL REPURCHASE
             AGREEMENT - 102% COLLATERALIZED (MATURITY VALUE $466,561)                  4.74        12/03/2007           466,377
  2,017,548  BEAR STEARNS & COMPANY INCORPORATED REPURCHASE AGREEMENT -
             102% COLLATERALIZED (MATURITY VALUE $2,018,353)                            4.79        12/03/2007         2,017,548
    186,551  BNP PARIBAS+/-                                                             4.85        11/07/2008           186,551
    419,739  BRYANT PARK FUNDING LLC                                                    5.01        12/31/2007           418,165
    248,831  BRYANT PARK FUNDING LLC                                                    5.06        12/13/2007           248,502
     74,620  CHARIOT FUNDING LLC++                                                      4.70        12/05/2007            74,601
    507,652  CHARIOT FUNDING LLC                                                        5.02        12/28/2007           505,951
    606,290  CHEYNE FINANCE LLC+++/-^^                                                  4.61        02/25/2008           545,661
    466,377  CHEYNE FINANCE LLC+++/-^^                                                  4.67        05/19/2008           419,739
     93,275  CIT GROUP INCORPORATED+/-                                                  5.67        12/19/2007            93,109
  2,764,344  CITIGROUP REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY
             VALUE $2,765,443)                                                          4.77        12/03/2007         2,764,344
    559,653  CLIPPER RECEIVABLES CORPORATION                                            4.75        12/03/2007           559,653
    503,687  CLIPPER RECEIVABLES CORPORATION++                                          5.13        12/14/2007           502,957

40 Wells Fargo Advantage Income Funds

                         Portfolio of Investments--November 30, 2007 (Unaudited)


HIGH INCOME FUND
--------------------------------------------------------------------------------

  PRINCIPAL  SECURITY NAME                                                         INTEREST RATE  MATURITY DATE       VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$    46,638  COMERICA BANK+/-                                                           4.67%       02/08/2008    $       46,547
    708,893  CRC FUNDING LLC++                                                          4.90        12/05/2007           708,709
  2,331,886  CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT -
             102% COLLATERALIZED (MATURITY VALUE $2,332,817)                            4.79        12/03/2007         2,331,886
    233,189  CULLINAN FINANCE CORPORATION+++/-                                          4.57        02/12/2008           232,657
    699,566  CULLINAN FINANCE CORPORATION+++/-                                          4.76        08/04/2008           694,956
    559,653  CULLINAN FINANCE CORPORATION+++/-                                          4.77        02/25/2008           559,653
    158,568  ERASMUS CAPITAL CORPORATION++                                              5.15        12/03/2007           158,568
    279,826  FAIRWAY FINANCE CORPORATION++                                              4.73        12/06/2007           279,717
    373,102  FAIRWAY FINANCE CORPORATION++                                              5.03        12/10/2007           372,762
    699,566  FALCON ASSET SECURITIZATION CORPORATION                                    5.02        12/24/2007           697,621
     65,293  FCAR OWNER TRUST SERIES I                                                  4.91        12/13/2007            65,207
    932,754  FIVE FINANCE INCORPORATED+++/-                                             5.18        07/09/2008           925,227
    223,861  GALLEON CAPITAL LLC                                                        4.82        12/07/2007           223,745
    932,754  GALLEON CAPITAL LLC++                                                      4.90        12/04/2007           932,633
     12,126  GOLDMAN SACHS & COMPANY REPURCHASE AGREEMENT -
             102% COLLATERALIZED (MATURITY VALUE $12,131)                               4.76        12/03/2007            12,126
     12,126  GREENWICH CAPITAL HOLDINGS REPURCHASE AGREEMENT -
             102% COLLATERALIZED (MATURITY VALUE $12,131)                               4.76        12/03/2007            12,126
     93,275  HARRIER FINANCE FUNDING LLC+/-                                             4.81        04/25/2008            93,275
    233,189  HARRIER FINANCE FUNDING LLC+++/-                                           5.20        01/11/2008           232,881
    466,377  HUDSON-THAMES LLC+++/-                                                     5.67        06/16/2008           463,374
    606,290  ING (USA) ANNUITY & LIFE INSURANCE COMPANY+/-                              4.73        08/16/2008           606,290
    233,189  INTESA BANK (IRELAND) PLC SERIES BKNT+++/-                                 4.80        10/24/2008           232,767
  4,955,724  JPMORGAN CHASE SECURITIES CORPORATION REPURCHASE AGREEMENT -
             102% COLLATERALIZED (MATURITY VALUE $4,957,702)                            4.79        12/03/2007         4,955,724
    536,334  KESTREL FUNDING US LLC+++/-                                                4.76        02/25/2008           535,937
     93,275  KESTREL FUNDING US LLC+/-                                                  4.81        04/25/2008            93,275
    476,871  KITTY HAWK FUNDING CORPORATION                                             4.74        12/06/2007           476,685
     98,555  LIBERTY STREET FUNDING CORPORATION++                                       5.20        12/03/2007            98,555
    466,377  LINKS FINANCE LLC+++/-                                                     4.76        08/15/2008           462,208
    690,238  LIQUID FUNDING LIMITED+++/-                                                5.70        06/11/2008           690,328
     30,711  MERRILL LYNCH & COMPANY INCORPORATED REPURCHASE AGREEMENT -
             102% COLLATERALIZED (MATURITY VALUE $30,723)                               4.75        12/03/2007            30,711
  2,326,180  MORGAN STANLEY REPURCHASE AGREEMENT -
             102% COLLATERALIZED (MATURITY VALUE $2,327,105)                            4.77        12/03/2007         2,326,180
     43,140  MORGAN STANLEY SERIES EXL+/-                                               4.78        10/15/2008            43,140
    149,241  NEWPORT FUNDING CORPORATION++                                              4.72        12/03/2007           149,241
    466,377  NORTHERN ROCK PLC+++/-                                                     4.71        10/03/2008           461,438
    233,189  PREMIUM ASSET TRUST+/-                                                     4.71        09/16/2008           233,189
    265,835  PREMIUM ASSET TRUST+++/-                                                   5.33        12/21/2007           265,782
     37,730  RACERS TRUST SERIES 2004-6-MM+++/-                                         4.93        03/22/2008            37,730
    373,102  RANGER FUNDING CORPORATION++                                               4.86        12/17/2007           372,415
    335,792  SEDNA FINANCE INCORPORATED+++/-                                            4.63        04/10/2008           334,438
    237,852  SHIPROCK FINANCE SERIES 2007-4A+++/-                                       4.72        04/11/2008           237,852
    233,189  SKANDINAVISKA ENSKILDA BANKEN AB (NEW YORK)+/-                             4.67        02/04/2008           232,811
    181,887  SKANDINAVISKA ENSKILDA BANKEN AB (NEW YORK)+/-                             4.79        02/29/2008           181,777
    186,551  SLM CORPORATION+++/-                                                       4.66        05/12/2008           185,148
    419,739  SOLITAIRE FUNDING LLC                                                      4.99        12/26/2007           418,447
    466,377  SOLITAIRE FUNDING LLC                                                      4.99        12/31/2007           464,628
    466,377  STANFIELD VICTORIA FUNDING LLC+++/-                                        4.88        02/15/2008           462,805
    289,154  STANFIELD VICTORIA FUNDING LLC+++/-                                        5.23        04/03/2008           285,704
     53,923  THE TRAVELERS INSURANCE COMPANY+/-                                         4.74        02/08/2008            53,921

Portfolio of Investments--November 30, 2007 (Unaudited)

                                           Wells Fargo Advantage Income Funds 41


HIGH INCOME FUND
--------------------------------------------------------------------------------

  PRINCIPAL  SECURITY NAME                                                         INTEREST RATE  MATURITY DATE       VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$   746,204  THUNDER BAY FUNDING INCORPORATED                                           4.77%       12/03/2007    $      746,204
    233,189  UNICREDITO ITALIANO BANK (IRELAND)+/-                                      4.67        10/14/2008           232,843
    233,189  UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+++/-                         4.69        10/08/2008           232,916
    466,377  VERSAILLES CDS LLC                                                         4.97        12/05/2007           466,256
    279,826  VERSAILLES CDS LLC                                                         5.11        12/11/2007           279,532
    401,084  VICTORIA FINANCE LLC+++/-^^                                                4.76        07/28/2008           391,875
    233,189  VICTORIA FINANCE LLC+++/-^^                                                4.78        08/07/2008           233,189
    466,377  WHITE PINE FINANCE LLC+++/-                                                4.98        02/22/2008           464,990

                                                                                                                      37,560,315
                                                                                                                  --------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $37,667,584)                                                            37,560,315
                                                                                                                  --------------

     SHARES
SHORT-TERM INVESTMENTS: 3.05%
  9,273,014  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                              9,273,014

TOTAL SHORT-TERM INVESTMENTS (COST $9,273,014)                                                                         9,273,014
                                                                                                                  --------------

TOTAL INVESTMENTS IN SECURITIES
(COST $349,124,696)*                        111.73%                                                               $  340,128,109

OTHER ASSETS AND LIABILITIES, NET           (11.73)                                                                  (35,713,049)
                                            ------                                                                --------------

TOTAL NET ASSETS                            100.00%                                                               $  304,415,060
                                            ------                                                                --------------

--------------------------------------------------------------------------------

 ++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

 <<   All or a portion of this security is on loan.

  ^   Zero coupon bond. Interest rate presented is yield to maturity.

 @@ Payment-in-kind (PIK) securities are securities in which the issuer may make interest or dividend payments in cash or additional securities. These additional securities generally have the same terms as the original holdings.

+/-   Variable rate investments.

(i)   Illiquid security.

 ^^ This security is currently in default with regards to scheduled interest and/or principal payments.

(a) Security fair valued in accordance with the procedures approved by the Board of Trustees.

  @   Foreign bond principal is denominated in US dollars.

  ~ This Wells Fargo Advantage Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Advantage Money Market Fund. The Fund does not pay an investment advisory fee for such investments.

+++   Security of an affiliate of the Fund with a cost of $9,273,014.

  * Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

      The accompanying notes are an integral part of these financial statements.

42 Wells Fargo Advantage Income Funds

                         Portfolio of Investments--November 30, 2007 (Unaudited)


SHORT-TERM BOND FUND
--------------------------------------------------------------------------------

  PRINCIPAL  SECURITY NAME                                                         INTEREST RATE  MATURITY DATE       VALUE
AGENCY NOTES - INTEREST BEARING: 1.37%
$ 5,000,000  FHLMC<<                                                                    4.75%       01/18/2011    $    5,148,805

TOTAL AGENCY NOTES - INTEREST BEARING (COST $4,981,452)                                                                5,148,805
                                                                                                                  --------------
AGENCY SECURITIES: 7.38%

FEDERAL HOME LOAN MORTGAGE CORPORATION: 1.63%
    305,000  FHLMC<<                                                                    5.25        07/18/2011           319,840
      1,655  FHLMC #160089                                                             10.75        09/01/2009             1,739
     11,124  FHLMC #170151                                                             10.50        01/01/2016            12,744
      2,257  FHLMC #183254                                                              9.50        03/01/2011             2,393
      8,970  FHLMC #1B0123+/-                                                           7.28        09/01/2031             9,071
      7,234  FHLMC #1B0128+/-                                                           7.28        09/01/2031             7,315
     11,277  FHLMC #255531                                                             10.25        07/01/2009            11,517
      2,856  FHLMC #360016                                                             10.50        11/01/2017             3,293
      3,210  FHLMC #360056                                                             10.50        02/01/2019             3,783
      1,968  FHLMC #360057                                                             10.50        03/01/2019             2,318
      2,208  FHLMC #360059                                                             10.50        04/01/2019             2,599
      1,371  FHLMC #360061                                                             10.50        05/01/2019             1,615
     25,109  FHLMC #360063                                                             10.50        06/01/2019            29,436
      3,788  FHLMC #360065                                                             10.50        07/01/2019             4,452
    727,073  FHLMC #555316                                                              9.00        06/01/2019           780,555
    491,387  FHLMC #555408                                                             10.50        08/01/2018           565,976
    617,746  FHLMC #555500                                                              8.50        09/01/2017           657,452
    758,019  FHLMC #555514                                                              9.00        10/01/2019           825,067
     28,624  FHLMC #786823+/-                                                           7.38        07/01/2029            29,186
    215,208  FHLMC #789272+/-                                                           7.32        04/01/2032           216,800
    378,216  FHLMC #865496+/-                                                           5.97        05/01/2026           388,146
    501,221  FHLMC #A01734                                                              9.00        08/01/2018           540,050
    874,451  FHLMC #G01126                                                              9.50        12/01/2022           954,726
    139,389  FHLMC #G10747                                                              7.50        10/01/2012           144,098
    354,684  FHLMC #G11150                                                              7.50        12/01/2011           363,033
     31,870  FHLMC #G11345                                                              7.50        12/01/2011            32,760
     65,290  FHLMC #G11391                                                              7.50        06/01/2012            67,436
    143,141  FHLMC #G90023                                                              7.00        11/17/2013           147,967

                                                                                                                       6,125,367
                                                                                                                  --------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION: 4.63%
    485,000  FNMA                                                                       3.88        11/17/2008           483,656
  5,350,000  FNMA<<                                                                     6.63        09/15/2009         5,615,483
      4,781  FNMA #100001                                                               9.00        02/15/2020             5,237
  1,397,368  FNMA #100042                                                              11.00        10/15/2020         1,585,481
    250,201  FNMA #100202                                                               9.50        02/15/2011           259,812
    166,078  FNMA #100255                                                               8.33        07/15/2020           182,165
    602,002  FNMA #190075                                                               8.50        02/01/2023           636,570
    395,224  FNMA #302507                                                               9.00        11/01/2024           432,918
     59,222  FNMA #313617                                                               8.00        09/01/2023            62,850
  1,027,448  FNMA #323582<<                                                             8.00        04/01/2017         1,087,467
     46,343  FNMA #392645                                                               8.00        12/01/2013            46,412
    515,148  FNMA #426828                                                               8.00        09/01/2019           553,793
    267,919  FNMA #426832                                                               8.50        07/01/2018           289,662
    626,451  FNMA #545131                                                               8.00        03/01/2013           633,976
    117,999  FNMA #545157                                                               8.50        11/01/2012           119,964
    385,973  FNMA #545460+/-                                                            7.10        11/01/2031           399,075
  1,863,091  FNMA #598559<<                                                             6.50        08/01/2031         1,944,325

Portfolio of Investments--November 30, 2007 (Unaudited)

                                           Wells Fargo Advantage Income Funds 43


SHORT-TERM BOND FUND
--------------------------------------------------------------------------------

  PRINCIPAL  SECURITY NAME                                                         INTEREST RATE  MATURITY DATE       VALUE
FEDERAL NATIONAL MORTGAGE ASSOCIATION (continued)
$   207,021  FNMA #70801                                                               12.00%       03/01/2017    $      233,864
  2,768,012  FNMA #712107<<                                                             6.00        03/01/2033         2,826,682

                                                                                                                      17,399,392
                                                                                                                  --------------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION: 1.11%
    106,902  GNMA #780029                                                               9.00        11/15/2024           115,608
  2,064,704  GNMA #780110<<                                                            12.50        04/15/2019         2,431,599
     24,034  GNMA #780134                                                               8.50        05/15/2010            24,098
    346,673  GNMA #780267<<                                                             9.00        11/15/2017           376,052
    154,549  GNMA #780288<<                                                             8.00        12/15/2023           168,682
      5,195  GNMA #780333                                                               8.00        12/15/2008             5,200
    926,045  GNMA #781311<<                                                             7.50        02/15/2013           948,008
     90,235  GNMA #781540<<                                                             7.00        05/15/2013            93,454
     18,668  GNMA #927                                                                 10.00        02/20/2018            21,747

                                                                                                                       4,184,448
                                                                                                                  --------------
SMALL BUSINESS ADMINISTRATION: 0.01%
    631,394  SBA #0191++(C)(I)                                                          2.45        07/30/2018            17,955
                                                                                                                  --------------

TOTAL AGENCY SECURITIES (COST $28,215,345)                                                                            27,727,162
                                                                                                                  --------------
ASSET-BACKED SECURITIES: 10.72%
  2,250,000  AMERICAN EXPRESS ISSUANCE TRUST SERIES 2007-1 CLASS A+/-                   4.99        09/15/2011         2,243,903
  3,900,000  BANK ONE ISSUANCE TRUST SERIES 2004-B1 CLASS B1+/-                         4.97        03/15/2012         3,858,702
  1,600,000  BMW VEHICLE LEASE TRUST SERIES 2007-1 CLASS A2B+/-                         4.85        11/16/2009         1,593,752
  2,150,000  CAPITAL AUTO RECEIVABLES ASSET TRUST SERIES 2007-4 CLASS A3B+/-            5.35        07/15/2010         2,150,000
  1,405,636  CHASE FUNDING MORTGAGE LOAN ASSET-BACKED CERTIFICATES SERIES
             2003-5 CLASS 2M1+/-                                                        5.39        05/25/2033         1,179,816
  1,600,000  CHASE ISSUANCE TRUST SERIES 2007-A18 CLASS A+/-                            4.91        01/15/2015         1,592,332
  3,956,065  CONTIMORTGAGE HOME EQUITY TRUST SERIES 1996-2 CLASS IO+/-(C)(I)            0.54        07/15/2027             2,473
  3,131,662  CONTIMORTGAGE NET INTEREST MARGIN NOTES SERIES 1997-A CLASS A(I)           7.23        07/16/2028               979
    358,092  COUNTRYWIDE HOME EQUITY LOAN TRUST SERIES 2004-I CLASS A+/-                4.94        02/15/2034           353,155
    963,428  COUNTRYWIDE HOME EQUITY LOAN TRUST SERIES 2004-Q CLASS 2A+/-               4.95        12/15/2033           949,468
  3,145,694  DAIMLER CHRYSLER AUTO TRUST SERIES 2006-A CLASS A3                         5.00        05/08/2010         3,147,991
 30,497,603  EASTMAN HILL FUNDING LIMITED SERIES 1A CLASS A2++(C)(I)(A)                 0.83        09/29/2031           701,445
  1,500,000  FIRST NATIONAL MASTER NOTE TRUST SERIES 2007-2 CLASS A+/-                  5.54        11/15/2012         1,500,000
  2,220,917  FORD CREDIT AUTO OWNER TRUST SERIES 2006-C CLASS A2B+/-                    4.67        12/15/2009         2,217,688
    957,847  GSAA HOME EQUITY TRUST SERIES 2005-9 CLASS 2A1+/-                          4.91        08/25/2035           956,454
  2,545,989  HOME EQUITY ASSET TRUST SERIES 2003-6 CLASS M1+/-                          5.49        02/25/2034         2,208,941
    184,677  RESIDENTIAL ASSET SECURITIES CORPORATION SERIES 2001-KS1 CLASS
             AII+/-                                                                     5.26        03/25/2032           183,621
  3,748,154  STRUCTURED ASSET INVESTMENT LOAN TRUST SERIES 2003-BC10 CLASS M1+/-        5.54        10/25/2033         3,603,906
  3,375,026  STRUCTURED ASSET INVESTMENT LOAN TRUST SERIES 2003-BC3 CLASS M1+/-         6.21        04/25/2033         2,690,924
  2,715,786  VOLKSWAGEN AUTO LOAN ENHANCED TRUST SERIES 2007-1 CLASS A2                 5.29        05/20/2009         2,717,637
  4,000,000  WILLIAM STREET FUNDING CORPORATION SERIES 2005-1 CLASS A+/-++              5.42        01/23/2011         3,800,000
  2,800,000  WILLIAM STREET FUNDING CORPORATION SERIES 2006-3 CLASS A+/-++              5.43        06/23/2012         2,615,375

TOTAL ASSET-BACKED SECURITIES (COST $46,173,317)                                                                      40,268,562
                                                                                                                  --------------
COLLATERALIZED MORTGAGE OBLIGATIONS: 15.87%
  4,392,112  AAMES MORTGAGE TRUST SERIES 2003-1 CLASS M1+/-                             5.47        10/25/2033         4,072,569
 37,000,000  BANC OF AMERICA COMMERCIAL MORTGAGE INCORPORATED SERIES 2001-PB1
             CLASS XP+/-++(C)                                                           1.78        05/11/2035         1,419,712
    130,783  BANK OF AMERICA MORTGAGE SECURITIES SERIES 2002-K CLASS 3A1+/-             7.47        10/20/2032           131,530
    499,991  CDC MORTGAGE CAPITAL TRUST SERIES 2003-HE4 CLASS M1+/-                     5.44        03/25/2034           455,394
  1,969,737  CHASE MORTGAGE FINANCE CORPORATION SERIES 2005-A1 CLASS 2A2+/-             5.24        12/25/2035         1,960,352
    293,654  CITIGROUP MORTGAGE LOAN TRUST INCORPORATED SERIES 2004-HYB4
             CLASS AA+/-                                                                5.12        12/25/2034           285,583
  1,116,067  COUNTRYWIDE ALTERNATIVE LOAN TRUST SERIES 2006-0C8 CLASS 2A1C+/-           4.85        11/25/2036         1,109,538
    283,029  COUNTRYWIDE ALTERNATIVE LOAN TRUST SERIES J8 CLASS 4A1                     6.00        02/25/2017           284,061

44 Wells Fargo Advantage Income Funds

                         Portfolio of Investments--November 30, 2007 (Unaudited)


SHORT-TERM BOND FUND
--------------------------------------------------------------------------------

  PRINCIPAL  SECURITY NAME                                                         INTEREST RATE  MATURITY DATE       VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$   555,766  COUNTRYWIDE HOME LOANS MORTGAGE PASS-THROUGH TRUST SERIES 2001-HYB1
             CLASS 2A1+/-                                                               6.72%       06/19/2031    $      554,504
    230,130  COUNTRYWIDE HOME LOANS MORTGAGE PASS-THROUGH TRUST SERIES 2004-20
             CLASS 3A1+/-                                                               7.63        09/25/2034           235,561
    813,956  COUNTRYWIDE HOME LOANS MORTGAGE PASS-THROUGH TRUST SERIES 2006-HYB1
             CLASS 2A2A+/-                                                              5.54        03/20/2036           810,334
 43,014,000  CREDIT SUISSE FIRST BOSTON MORTGAGE SECURITIES CORPORATION SERIES
             2001-CK6 CLASS ACP+/-(C)                                                   0.93        08/15/2036           390,903
    544,408  DREXEL BURNHAM LAMBERT CMO TRUST SERIES T CLASS 4                          8.45        09/20/2019           542,566
  1,094,145  EQUIFIRST MORTGAGE LOAN TRUST SERIES 2003-2 CLASS 3A3+/-                   5.62        09/25/2033         1,076,856
    146,992  FHLMC SERIES 2198 CLASS SC+/-                                              9.00        06/15/2028           151,822
  1,045,460  FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES T-42 CLASS A6              9.50        02/25/2042         1,151,644
     52,847  FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES T-57 CLASS 2A1+/-          6.39        07/25/2043            53,692
  1,914,238  FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES T-59 CLASS 2A1+/-          6.47        10/25/2043         1,921,457
    221,299  FNMA GRANTOR TRUST SERIES 2002-T1 CLASS A4                                 9.50        11/25/2031           239,903
  1,592,978  FNMA GRANTOR TRUST SERIES 2002-T12 CLASS A4                                9.50        05/25/2042         1,730,010
    486,852  FNMA SERIES 1989-29 CLASS Z                                               10.00        06/25/2019           529,051
    347,156  FNMA SERIES 1989-63 CLASS Z                                                9.40        10/25/2019           371,618
  1,024,457  FNMA SERIES 2003-W19 CLASS 1A4                                             4.78        11/25/2033         1,022,427
    691,633  FNMA SERIES G95-2 CLASS IO+/-(C)(I)                                       10.00        05/25/2020           187,554
     99,283  FNMA WHOLE LOAN SERIES 2003-W11 CLASS A1+/-                                8.01        06/25/2033           100,154
  3,085,070  FNMA WHOLE LOAN SERIES 2003-W6 CLASS 6A+/-                                 6.44        08/25/2042         3,097,759
    297,587  FNMA WHOLE LOAN SERIES 2003-W6 CLASS PT4+/-                                9.64        10/25/2042           328,032
100,000,000  GE CAPITAL COMMERCIAL MORTGAGE CORPORATION SERIES 2001-1 CLASS
             X2+/-++(C)                                                                 0.95        05/15/2033           393,950
 75,000,000  GE CAPITAL COMMERCIAL MORTGAGE CORPORATION SERIES 2001-2 CLASS
             X2+/-++(C)                                                                 1.33        08/11/2033           592,553
 67,720,000  GMAC COMMERCIAL MORTGAGE SECURITIES INCORPORATED SERIES 2001-C2
             CLASS X2+/-++(C)                                                           0.95        04/15/2034           316,144
    178,171  GOLDEN NATIONAL MORTGAGE ASSET BACKED CERTIFICATES SERIES 1998-GN1
             CLASS M2(I)                                                                8.02        02/25/2027           176,084
  6,000,000  GREENWICH CAPITAL COMMERCIAL FUNDING CORPORATION SERIES 2002-C1
             CLASS XPB+/-++(C)                                                          1.99        01/11/2035               306
    861,739  GSMPS MORTGAGE LOAN TRUST SERIES 1998-1 CLASS A+/-++                       8.00        09/19/2027           933,563
  2,775,924  GSMPS MORTGAGE LOAN TRUST SERIES 2004-4 CLASS 1AF+/-++                     5.19        06/25/2034         2,742,483
  1,966,744  GSMPS MORTGAGE LOAN TRUST SERIES 2004-4 CLASS 2A1+/-++                     6.46        06/25/2034         1,974,018
  1,445,442  GSMPS MORTGAGE LOAN TRUST SERIES 2006-RP1 CLASS 1AF1+/-++                  5.14        01/25/2036         1,431,102
  2,474,374  GSMPS MORTGAGE LOAN TRUST SERIES 2006-RP2 CLASS 1AF1+/-++                  5.19        04/25/2036         2,449,051
    541,840  GSR MORTGAGE LOAN TRUST SERIES 2004-1 CLASS 2A2+/-                         6.71        04/25/2032           542,075
  6,317,727  INDYMAC INDEX MORTGAGE LOAN TRUST SERIES 2004-AR14 CLASS AX1+/-(C)         0.80        01/25/2035            21,717
 43,028,104  INDYMAC INDEX MORTGAGE LOAN TRUST SERIES 2004-AR8 CLASS AX1+/-(C)          0.80        11/25/2034            67,231
125,000,000  JPMORGAN CHASE COMMERCIAL MORTGAGE SECURITIES CORPORATION SERIES
             2001-CIB2 CLASS X2+/-++(C)                                                 1.00        04/15/2035           716,000
  2,013,388  JPMORGAN MORTGAGE TRUST SERIES 2005-A2 CLASS 3A1+/-                        4.90        04/25/2035         1,990,819
  2,235,855  JPMORGAN MORTGAGE TRUST SERIES 2005-A3 CLASS 7CA1+/-                       5.11        06/25/2035         2,251,522
  1,618,319  JPMORGAN MORTGAGE TRUST SERIES 2005-A5 CLASS 3A1+/-                        5.38        08/25/2035         1,601,180
  1,969,708  JPMORGAN RESIDENTIAL MORTGAGE ACCEPTANCE SERIES 2006-R1
             CLASS 1A1+/-++                                                             4.94        09/28/2044         1,940,458
     40,172  MASTER MORTGAGES TRUST SERIES 2002-3 CLASS 4A1+/-                          6.18        10/25/2032            40,000
 59,711,993  MORGAN STANLEY CAPITAL I SERIES 1999-WF1 CLASS X+/-++(C)                   0.90        11/15/2031           576,054
  3,333,379  NOMURA ASSET ACCEPTANCE CORPORATION SERIES 2005-AR1 CLASS 1A1+/-           5.10        02/25/2035         3,290,652
  6,084,836  RESIDENTIAL FINANCE LP SERIES 2003-C CLASS B3+/-++                         6.06        09/10/2035         5,626,815
    602,982  RURAL HOUSING TRUST 1987-1 SERIES 3 CLASS C                                7.33        04/01/2026           602,208
    100,966  SALOMON BROTHERS MORTGAGE SECURITIES VI SERIES 1987-3 CLASS A^             4.26        10/23/2017            95,341
  2,923,132  STRUCTURED ASSET SECURITIES CORPORATION SERIES 1998-RF2
             CLASS A+/-++                                                               8.52        07/15/2027         2,916,337
     11,937  STRUCTURED MORTGAGE ASSET RESIDENTIAL TRUST SERIES 1992-5B CLASS
             BO(I)^                                                                     0.27        06/25/2023            11,894
    217,754  TERWIN MORTGAGE TRUST SERIES 2004-21HE CLASS 1A1+/-                        5.27        12/25/2034           209,603
    157,621  USGI FHA PROJECT LOAN                                                      7.44        11/24/2019           156,045
    963,428  WASHINGTON MUTUAL INCORPORATED SERIES 2003-AR7 CLASS A5+/-                 3.07        08/25/2033           960,344
    345,214  WILSHIRE FUNDING CORPORATION SERIES 1996-3 CLASS M2+/-                     6.99        08/25/2032           344,155
    345,214  WILSHIRE FUNDING CORPORATION SERIES 1996-3 CLASS M3+/-                     6.99        08/25/2032           344,155
    116,744  WILSHIRE FUNDING CORPORATION SERIES 1998-2 CLASS M1+/-(I)                  6.98        12/28/2037           116,482

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $60,434,396)                                                          59,644,927
                                                                                                                  --------------

Portfolio of Investments--November 30, 2007 (Unaudited)

                                           Wells Fargo Advantage Income Funds 45


SHORT-TERM BOND FUND
--------------------------------------------------------------------------------

  PRINCIPAL  SECURITY NAME                                                         INTEREST RATE  MATURITY DATE       VALUE
CORPORATE BONDS & NOTES: 31.91%

AMUSEMENT & RECREATION SERVICES: 0.29%
$ 1,100,000  SAN MANUEL ENTERTAINMENT AUTHORITY SERIES 04-B+/-++                        6.55%       12/01/2010    $    1,100,000
                                                                                                                  --------------
APPAREL & ACCESSORY STORES: 0.53%
  2,000,000  MAY DEPARTMENT STORES COMPANY                                              5.95        11/01/2008         2,002,568
                                                                                                                  --------------
BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS: 0.77%
  3,000,000  CENTEX CORPORATION                                                         4.88        08/15/2008         2,883,243
                                                                                                                  --------------
COMMUNICATIONS: 3.92%
  2,500,000  AMERITECH CAPITAL FUNDING CORPORATION                                      6.25        05/18/2009         2,577,268
  1,000,000  QWEST CORPORATION+/-                                                       8.94        06/15/2013         1,027,500
  3,500,000  SPRINT CAPITAL CORPORATION                                                 6.13        11/15/2008         3,495,590
    500,000  TIME WARNER COMPANY INCORPORATED                                           7.48        01/15/2008           500,960
  5,100,000  TIME WARNER ENTERTAINMENT COMPANY LP                                       7.25        09/01/2008         5,176,133
  1,935,000  VERIZON GLOBAL FUNDING CORPORATION                                         4.00        01/15/2008         1,931,918

                                                                                                                      14,709,369
                                                                                                                  --------------
DEPOSITORY INSTITUTIONS: 4.03%
  2,000,000  HUNTINGTON CAPITAL TRUST I+/-                                              6.06        02/01/2027         1,806,158
  2,000,000  INDEPENDENCE COMMUNITY BANK CORPORATION+/-                                 3.50        06/20/2013         1,983,888
  3,000,000  ING USA GLOBAL FUNDING TRUST SERIES MTN+/-                                 5.55        10/09/2009         2,996,841
  4,750,000  MANUFACTURERS & TRADERS TRUST COMPANY+/-++                                 3.85        04/01/2013         4,735,655
  2,000,000  WACHOVIA CORPORATION<<+/-                                                  5.81        03/15/2011         1,961,254
  2,000,000  WASHINGTON MUTUAL BANK SERIES BKNT+/-                                      5.37        05/20/2013         1,667,470

                                                                                                                      15,151,266
                                                                                                                  --------------
EATING & DRINKING PLACES: 0.67%
  2,500,000  YUM! BRANDS INCORPORATED                                                   7.65        05/15/2008         2,525,975
                                                                                                                  --------------
ELECTRIC, GAS & SANITARY SERVICES: 4.38%
  2,500,000  ENTERGY GULF STATES INCORPORATED                                           5.12        08/01/2010         2,506,590
  2,000,000  FAR WEST WATER & SEWER INCORPORATED++                                      8.35        12/27/2007         1,999,500
  1,870,000  IPALCO ENTERPRISES INCORPORATED                                            8.38        11/14/2008         1,898,050
  4,000,000  NIAGARA MOHAWK POWER CORPORATION SERIES G                                  7.75        10/01/2008         4,088,436
  2,000,000  NISOURCE CAPITAL MARKETS INCORPORATEDSS.                                   6.78        12/01/2027         2,000,000
  3,920,000  WASTE MANAGEMENT INCORPORATED                                              6.50        11/15/2008         3,969,004

                                                                                                                      16,461,580
                                                                                                                  --------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
EQUIPMENT: 1.06%
  2,000,000  AMETEK INCORPORATED                                                        7.20        07/15/2008         2,018,366
  2,000,000  NATIONAL SEMICONDUCTOR CORPORATION+/-                                      5.94        06/15/2010         1,965,714

                                                                                                                       3,984,080
                                                                                                                  --------------
FOOD & KINDRED PRODUCTS: 1.41%
  3,250,000  HJ HEINZ COMPANY++                                                         6.43        12/01/2008         3,308,110
  2,000,000  KRAFT FOODS INCORPORATED                                                   4.00        10/01/2008         1,982,296

                                                                                                                       5,290,406
                                                                                                                  --------------
GENERAL MERCHANDISE STORES: 1.07%
  4,000,000  WAL-MART STORES INCORPORATED                                               3.38        10/01/2008         4,000,729
                                                                                                                  --------------
HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES: 0.53%
  2,000,000  MIRAGE RESORTS INCORPORATED<<                                              6.75        02/01/2008         2,000,000
                                                                                                                  --------------

46 Wells Fargo Advantage Income Funds

                         Portfolio of Investments--November 30, 2007 (Unaudited)


SHORT-TERM BOND FUND
--------------------------------------------------------------------------------

  PRINCIPAL  SECURITY NAME                                                         INTEREST RATE  MATURITY DATE       VALUE
INSURANCE AGENTS, BROKERS & SERVICE: 0.56%
$ 2,000,000  NEW YORK LIFE GLOBAL FUNDING++                                             5.25%       10/16/2012    $    2,082,564
                                                                                                                  --------------
INSURANCE CARRIERS: 1.09%
  2,000,000  PRICOA GLOBAL FUNDING I++                                                  5.40        10/18/2012         2,078,804
  2,000,000  UNUMPROVIDENT CORPORATION                                                  6.00        05/15/2008         2,006,836

                                                                                                                       4,085,640
                                                                                                                  --------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL
GOODS: 0.84%
  2,950,000  XEROX CORPORATION                                                          6.88        08/15/2011         3,155,220
                                                                                                                  --------------
MISCELLANEOUS RETAIL: 0.66%
  2,278,970  CVS CAREMARK CORPORATION++                                                 7.77        01/10/2012         2,482,419
                                                                                                                  --------------
MOTION PICTURES: 0.12%
    460,000  NEWS AMERICA INCORPORATED                                                  6.63        01/09/2008           460,275
                                                                                                                  --------------
NON-DEPOSITORY CREDIT INSTITUTIONS: 4.95%
  2,350,000  COUNTRYWIDE HOME LOAN                                                      5.63        07/15/2009         1,835,959
  1,500,000  DISCOVER FINANCIAL SERVICES+/-++                                           6.23        06/11/2010         1,458,768
  7,250,000  GENERAL ELECTRIC CAPITAL CORPORATION                                       3.50        05/01/2008         7,204,028
  2,510,000  GREENPOINT FINANCIAL CORPORATION                                           3.20        06/06/2008         2,463,678
  3,700,000  PRIVATE EXPORT FUNDING CORPORATION SERIES D                                5.87        07/31/2008         3,735,409
  2,000,000  WASHINGTON MUTUAL BANK                                                     4.50        08/25/2008         1,912,102

                                                                                                                      18,609,944
                                                                                                                  --------------
PIPELINES: 0.48%
  1,800,000  PLAINS ALL AMERICAN PIPELINE LP                                            4.75        08/15/2009         1,810,141
                                                                                                                  --------------
RAILROAD TRANSPORTATION: 0.12%
    460,000  CSX CORPORATION                                                            6.25        10/15/2008           464,022
                                                                                                                  --------------
REAL ESTATE INVESTMENT TRUSTS (REITS): 1.54%
  2,500,000  EQUITY ONE INCORPORATED                                                    3.88        04/15/2009         2,468,018
  1,499,000  HRPT PROPERTIES TRUST+/-                                                   6.29        03/16/2011         1,483,959
  1,924,000  ROUSE COMPANY                                                              3.63        03/15/2009         1,832,044

                                                                                                                       5,784,021
                                                                                                                  --------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 1.35%
  3,000,000  LEHMAN BROTHERS HOLDING INCORPORATED                                       5.75        04/25/2011         3,032,838
  1,995,000  LEHMAN BROTHERS HOLDINGS INCORPORATED SERIES MTN                           6.00        07/19/2012         2,020,949

                                                                                                                       5,053,787
                                                                                                                  --------------
TRANSPORTATION EQUIPMENT: 1.54%
  5,800,000  DAIMLERCHRYSLER NA HOLDING CORPORATION                                     4.75        01/15/2008         5,791,654
                                                                                                                  --------------

TOTAL CORPORATE BONDS & NOTES (COST $120,899,979)                                                                    119,888,903
                                                                                                                  --------------
FOREIGN CORPORATE BONDS: 9.70%
  2,000,000  AMERICA MOVIL SAB DE CV+/-                                                 5.46        06/27/2008         1,997,900
  3,450,000  BRITISH SKY BROADCASTING GROUP PLC                                         8.20        07/15/2009         3,637,238
  1,000,000  COVIDIEN INTERNATIONAL FINANCE SA++                                        5.15        10/15/2010         1,023,574
  1,655,000  DIAGEO FINANCE BV                                                          3.88        04/01/2011         1,602,300
  2,700,000  ENCANA CORPORATION                                                         4.60        08/15/2009         2,690,485

Portfolio of Investments--November 30, 2007 (Unaudited)

                                           Wells Fargo Advantage Income Funds 47


SHORT-TERM BOND FUND
--------------------------------------------------------------------------------

  PRINCIPAL  SECURITY NAME                                                         INTEREST RATE  MATURITY DATE       VALUE
FOREIGN CORPORATE BONDS (continued)
$ 1,500,000  KOREA DEVELOPMENT BANK                                                     4.63%       09/16/2010    $    1,509,860
  2,500,000  PCCW HKT CAPITAL LIMITED++                                                 8.00        11/15/2011         2,761,145
    700,000  PEMEX FINANCE LIMITED                                                      9.69        08/15/2009           728,000
  2,500,000  ROGERS WIRELESS INCORPORATED                                               9.63        05/01/2011         2,843,918
  2,000,000  SEAGATE TECHNOLOGY HDD HOLDINGS<<                                          6.38        10/01/2011         1,982,500
  2,500,000  TELEFONICA EMISIONES SAU+/-                                                5.89        06/19/2009         2,489,200
  2,500,000  TELEFONOS DE MEXICO SA                                                     4.50        11/19/2008         2,499,740
  4,000,000  TRANSOCEAN INCORPORATED+/-                                                 5.87        09/05/2008         3,974,496
  4,000,000  WESTERN POWER DISTRIBUTION HOLDINGS LIMITED++                              6.50        12/15/2008         4,076,460
  2,625,000  YORKSHIRE POWER FINANCE SERIES B                                           6.50        02/25/2008         2,631,255

TOTAL FOREIGN CORPORATE BONDS@ (COST $36,315,475)                                                                     36,448,071
                                                                                                                  --------------
MUNICIPAL BONDS & NOTES: 10.82%

ARIZONA: 2.25%
  5,000,000  PHOENIX AZ IDA AMERICA WEST ARENA (RECREATIONAL FACILITIES
             REVENUE, AMBAC INSURED)                                                    7.13        12/01/2021         5,249,300
  3,200,000  TUCSON HEART HOSPITAL-CARONDELET LLC (HEALTHCARE FACILITIES
             REVENUE, GENERAL OBLIGATION OF HOSPITAL)+/-SS.                             6.10        11/15/2026         3,200,000

                                                                                                                       8,449,300
                                                                                                                  --------------
CALIFORNIA: 3.40%
  4,590,000  CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTHORITY (SEWER
             REVENUE, FGIC INSURED)+/-++SS.                                             5.88        08/01/2035         4,590,000
  6,690,000  LOS ANGELES COUNTY CA PENSION OBLIGATION CAPITAL APPRECIATION
             TAXABLE SERIES D (PROPERTY TAX REVENUE, MBIA INSURED)^                     4.07        06/30/2010         6,029,429
  2,175,000  SACRAMENTO COUNTY CA PENSION FUNDING SERIES C-1 (OTHER REVENUE,
             MBIA INSURED)+/-SS.                                                        5.50        07/10/2030         2,175,000

                                                                                                                      12,794,429
                                                                                                                  --------------
FLORIDA: 1.43%
  5,000,000  SEMINOLE TRIBE FLORIDA RESORT GAMING FACILITIES PROJECT
             PREREFUNDED (OTHER REVENUE)SS.                                            11.50        10/01/2013         5,390,600
                                                                                                                  --------------
GEORGIA: 0.82%
  3,000,000  ATLANTA & FULTON COUNTY GA DOWNTOWN ARENA PROJECT (LEASE
             REVENUE, FIRST SECURITY BANK LOC)                                          7.00        12/01/2028         3,066,900
                                                                                                                  --------------
ILLINOIS: 0.47%
    560,000  COOK COUNTY IL SCHOOL DISTRICT #155 SERIES A (GO - SCHOOL
             DISTRICTS, FIRST SECURITY BANK LOC)^                                       4.25        12/01/2008           536,855
  1,475,000  COOK COUNTY IL SCHOOL DISTRICT #155 SERIES C (GO - SCHOOL
             DISTRICTS, FIRST SECURITY BANK LOC)^                                       4.40        12/01/2011         1,239,074
                                                                                                                       1,775,929
                                                                                                                  --------------
IOWA: 0.20%
    750,000  TOBACCO SETTLEMENT AUTHORITY OF IOWA SERIES A (EXCISE TAX
             REVENUE LOC)                                                               6.79        06/01/2010           767,513
                                                                                                                  --------------
LOUISIANA: 0.54%
  2,014,224  TOBACCO SETTLEMENT FINANCING CORPORATION LA SERIES 2001A (OTHER
             REVENUE LOC)                                                               6.36        05/15/2025         2,022,764
                                                                                                                  --------------
MASSACHUSETTS: 0.83%
  3,000,000  NORTHEASTERN UNIVERSITY MASSACHUSETTS SERIES A (COLLEGE &
             UNIVERSITY REVENUE, MBIA INSURED)                                          7.04        10/01/2028         3,103,920
                                                                                                                  --------------
TEXAS: 0.85%
  1,330,000  HARRIS COUNTY TX CAPITAL APPRECIATION 3RD LIEN PUTTABLE SERIES
             A2 (SPORTS FACILITIES REVENUE, MBIA INSURED)SS.^                           0.14        12/01/2008         1,268,035
  1,895,000  REEVES COUNTY TX LEASE RENTALS LAW ENFORCEMENT (LEASE REVENUE,
             ACA INSURED)                                                               5.75        03/01/2012         1,907,468

                                                                                                                       3,175,503
                                                                                                                  --------------

48 Wells Fargo Advantage Income Funds

                         Portfolio of Investments--November 30, 2007 (Unaudited)


SHORT-TERM BOND FUND
--------------------------------------------------------------------------------

  PRINCIPAL  SECURITY NAME                                                         INTEREST RATE  MATURITY DATE       VALUE
WISCONSIN: 0.03%
$   125,000  MILWAUKEE WI REDEVELOPMENT AUTHORITY REDEVELOPMENT REVENUE
             TAXABLE SCIENCE EDUCATION PROJECT SERIES A-T                               6.00%       08/01/2008    $      124,390
                                                                                                                  --------------

TOTAL MUNICIPAL BONDS & NOTES (COST $40,704,585)                                                                      40,671,248
                                                                                                                  --------------
US TREASURY SECURITIES: 0.01%

 SHARES
US TREASURY NOTES: 0.01%
     25,000  US TREASURY NOTE                                                           4.88        06/30/2012            26,527
                                                                                                                  --------------

TOTAL US TREASURY SECURITIES (COST $24,869)                                                                               26,527
                                                                                                                  --------------

 PRINCIPAL
COLLATERAL FOR SECURITIES LENDING: 7.14%

COLLATERAL INVESTED IN OTHER ASSETS: 7.14%
$   295,103  ALPINE SECURITIZATION CORPORATION++                                        4.70        12/04/2007           295,065
        832  AMERICAN GENERAL FINANCE CORPORATION+/-                                    5.33        01/18/2008               832
     68,101  AMSTEL FUNDING CORPORATION                                                 5.20        12/04/2007            68,092
     45,401  ASPEN FUNDING CORPORATION                                                  4.99        12/27/2007            45,255
    302,670  ATLAS CAPITAL FUNDING CORPORATION+/-++                                     4.78        04/25/2008           302,607
    302,670  ATOMIUM FUNDING LLC++                                                      5.10        12/04/2007           302,631
    681,008  BARCLAYS REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY
             VALUE $681,283)                                                            4.84        12/03/2007           681,008
     75,668  BARTON CAPITAL CORPORATION++                                               4.75        12/07/2007            75,628
    378,338  BASF FINANCE EUROPE NV+/-++                                                5.17        10/17/2008           377,797
    378,338  BEAR STEARNS & COMPANY INCORPORATED INTERNATIONAL REPURCHASE
             AGREEMENT-102% COLLATERALIZED (MATURITY VALUE $378,487)                    4.74        12/03/2007           378,338
  1,135,013  BEAR STEARNS & COMPANY INCORPORATED REPURCHASE AGREEMENT - 102%
             COLLATERALIZED (MATURITY VALUE $1,135,466)                                 4.79        12/03/2007         1,135,013
    227,003  BNP PARIBAS+/-                                                             4.85        11/07/2008           227,003
  1,513,351  BNP PARIBAS REPURCHASE AGREEMENT - 102% COLLATERALIZED
             (MATURITY VALUE $1,513,953)                                                4.77        12/03/2007         1,513,351
    529,673  CHARIOT FUNDING LLC++                                                      4.70        12/05/2007           529,535
    158,902  CHARIOT FUNDING LLC                                                        5.02        12/28/2007           158,369
    215,652  CHEYNE FINANCE LLC+/-++^^                                                  4.61        02/25/2008           194,087
     75,668  CIT GROUP INCORPORATED+/-                                                  5.67        12/19/2007            75,533
  1,878,723  CITIGROUP REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY
             VALUE $1,879,470)                                                          4.77        12/03/2007         1,878,723
    431,305  CLIPPER RECEIVABLES CORPORATION                                            4.75        12/03/2007           431,305
    272,403  CLIPPER RECEIVABLES CORPORATION++                                          5.13        12/14/2007           272,008
    378,338  CRC FUNDING LLC++                                                          4.90        12/05/2007           378,239
    170,252  CREDIT AGRICOLE SA+/-                                                      5.02        02/25/2008           170,245
  1,891,688  CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT - 102%
             COLLATERALIZED (MATURITY VALUE $1,892,443)                                 4.79        12/03/2007         1,891,688
    189,169  CULLINAN FINANCE CORPORATION+/-++                                          4.76        08/04/2008           187,922
    151,335  FAIRWAY FINANCE CORPORATION++                                              4.73        12/06/2007           151,276
    257,270  FAIRWAY FINANCE CORPORATION++                                              5.03        12/10/2007           257,035
    196,736  FALCON ASSET SECURITIZATION CORPORATION                                    5.02        12/24/2007           196,189
    302,670  GALLEON CAPITAL LLC++                                                      4.90        12/04/2007           302,631
    264,836  GALLEON CAPITAL LLC                                                        4.82        12/07/2007           264,699
    121,068  GENERAL ELECTRIC CAPITAL ASSURANCE COMPANY+/-                              4.74        06/16/2008           121,068
    264,836  ING (USA) ANNUITY & LIFE INSURANCE COMPANY+/-                              4.73        08/16/2008           264,836
    272,403  KESTREL FUNDING US LLC+/-++                                                4.76        02/25/2008           272,202
    567,506  KITTY HAWK FUNDING CORPORATION                                             4.74        12/06/2007           567,285
    567,506  LIQUID FUNDING LIMITED+/-++                                                5.70        06/11/2008           567,580

Portfolio of Investments--November 30, 2007 (Unaudited)

                                           Wells Fargo Advantage Income Funds 49


SHORT-TERM BOND FUND
--------------------------------------------------------------------------------

  PRINCIPAL  SECURITY NAME                                                         INTEREST RATE  MATURITY DATE       VALUE
COLLATERAL INVESTED IN OTHER ASSETS (CONTINUED)
$     7,567  M&I MARSHALL & ILSLEY BANK SERIES BKNT+/-                                  4.84%       02/15/2008    $        7,559
  1,513,351  MERRILL LYNCH & COMPANY INCORPORATED REPURCHASE AGREEMENT-102%
             COLLATERALIZED (MATURITY VALUE $1,513,950)                                 4.75        12/03/2007         1,513,351
      5,675  MERRILL LYNCH & COMPANY INCORPORATED SERIES MTNB+/-                        5.45        01/02/2008             5,673
    189,169  METLIFE GLOBAL FUNDING I+/-++                                              4.71        10/21/2008           188,766
    113,501  MORGAN STANLEY+/-                                                          4.76        04/07/2008           113,501
    116,339  MORGAN STANLEY+/-                                                          4.78        10/15/2008           116,339
  1,171,966  MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED
             (MATURITY VALUE $1,172,432)                                                4.77        12/03/2007         1,171,966
    189,169  NATEXIS BANQUES POPULAIRES+/-++                                            4.90        09/08/2008           189,169
     52,967  OLD LINE FUNDING CORPORATION++                                             5.06        12/17/2007            52,870
  5,157,801  PICAROS FUNDING LLC++                                                      5.27        03/07/2008         5,091,369
    134,688  PREMIUM ASSET TRUST+/-++                                                   5.29        07/15/2008           134,661
    355,297  RACERS TRUST SERIES 2004-6-MM+/-++                                         4.93        03/22/2008           355,297
    295,103  RANGER FUNDING CORPORATION++                                               4.86        12/17/2007           294,560
     52,967  SCALDIS CAPITAL LIMITED                                                    5.06        12/14/2007            52,890
    151,335  SLM CORPORATION+/-++                                                       4.66        05/12/2008           150,197
    227,003  SOLITAIRE FUNDING LLC                                                      4.99        12/26/2007           226,303
    332,937  SOLITAIRE FUNDING LLC                                                      4.99        12/31/2007           331,689
    302,670  STANFIELD VICTORIA FUNDING LLC+/-++                                        5.23        04/03/2008           299,059
    176,752  THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED++                       4.90        12/07/2007           176,660
    145,425  THE TRAVELERS INSURANCE COMPANY+/-                                         4.74        02/08/2008           145,423
    756,675  TRANSAMERICA OCCIDENTAL LIFE INSURANCE+/-                                  4.89        08/01/2008           756,675
    189,169  UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+/-++                         4.69        10/08/2008           188,947
     40,860  UNICREDITO ITALIANO BANK (NEW YORK) SERIES YCD+/-                          5.62        12/03/2007            40,876
     12,863  UNICREDITO ITALIANO BANK (NEW YORK) SERIES YCD+/-                          5.70        12/13/2007            12,864
    204,302  VERSAILLES CDS LLC                                                         4.97        12/05/2007           204,249
    113,501  VERSAILLES CDS LLC                                                         5.11        12/11/2007           113,382
    189,169  VICTORIA FINANCE LLC+/-++^^                                                4.69        05/02/2008           189,169
    189,169  VICTORIA FINANCE LLC+/-++^^                                                4.78        08/07/2008           189,168

                                                                                                                      26,847,707
                                                                                                                  --------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $26,869,272)                                                            26,847,707
                                                                                                                  --------------

     SHARES
SHORT-TERM INVESTMENTS: 11.16%
MUTUAL FUNDS: 11.06%
 41,559,606  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                             41,559,606
                                                                                                                  --------------

  PRINCIPAL
US TREASURY BILLS: 0.10%
$    25,000  US TREASURY BILL^#                                                         4.21        01/10/2008            24,918
    375,000  US TREASURY BILL^#                                                         3.86        01/24/2008           373,487

                                                                                                                         398,405
                                                                                                                  --------------

TOTAL SHORT-TERM INVESTMENTS (COST $41,957,427)                                                                       41,958,011
                                                                                                                  --------------
TOTAL INVESTMENTS IN SECURITIES
(COST $406,576,117)*                                             106.08%                                          $  398,629,923

OTHER ASSETS AND LIABILITIES, NET                                 (6.08)                                             (22,851,505)
                                                                 ------                                           --------------

TOTAL NET ASSETS                                                 100.00%                                          $  375,778,418
                                                                 ------                                           --------------

50 Wells Fargo Advantage Income Funds

                         Portfolio of Investments--November 30, 2007 (Unaudited)


SHORT-TERM BOND FUND
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 <<   All or a portion of this security is on loan.

+/-   Variable rate investments.

 ++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

(c) Interest-only securities entitle holders to receive only the interest payments on the underlying mortgages. The principal amount shown is the notional amount of the underlying mortgages. Interest rate disclosed represents the coupon rate.

(i)   Illiquid security.

(a) Security fair valued in accordance with the procedures approved by the Board of Trustees.

 @    Foreign bond principal is denominated in US dollars.

ss. These securities are subject to a demand feature which reduces the effective maturity.

 ^    Zero coupon bond. Interest rate presented is yield to maturity.

^^ This security is currently in default with regards to scheduled interest and/or principal payments.

 ~ This Wells Fargo Advantage Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Advantage Money Market Fund. The Fund does not pay an investment advisory fee for such investments.

+++   Security of an affiliate of the Fund with a cost of $41,559,606.

  #   Security pledged as collateral for futures transactions. (See Note 2)

  * Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

      The accompanying notes are an integral part of these financial statements.

Portfolio of Investments--November 30, 2007 (Unaudited)

                                           Wells Fargo Advantage Income Funds 51


SHORT-TERM HIGH YIELD BOND FUND
--------------------------------------------------------------------------------

  PRINCIPAL  SECURITY NAME                                                         INTEREST RATE  MATURITY DATE       VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS: 0.36%
$   323,755  SALOMON BROTHERS MORTGAGE SECURITIES VII SERIES 1994-5 CLASS B2+/-         5.76%       04/25/2024    $      324,465

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $312,645)                                                                324,465
                                                                                                                  --------------
CORPORATE BONDS & NOTES: 55.46%

AMUSEMENT & RECREATION SERVICES: 2.52%
  1,000,000  AMERICAN CASINO & ENTERTAINMENT PROPERTIES LLC                             7.85        02/01/2012         1,030,000
  1,200,000  PINNACLE ENTERTAINMENT INCORPORATED                                        8.75        10/01/2013         1,224,000

                                                                                                                       2,254,000
                                                                                                                  --------------
APPAREL & ACCESSORY STORES: 3.46%
  2,000,000  GAP INCORPORATED                                                           9.80        12/15/2008         2,067,500
  1,000,000  WARNACO INCORPORATED                                                       8.88        06/15/2013         1,027,500

                                                                                                                       3,095,000
                                                                                                                  --------------
BUSINESS SERVICES: 1.62%
  1,500,000  SUNGARD DATA SYSTEMS INCORPORATED                                          3.75        01/15/2009         1,447,500
                                                                                                                  --------------
CASINO & GAMING: 4.08%
  1,250,000  CHUKCHANSI ECONOMIC DEVELOPMENT AUTHORITY+/-++                             8.24        11/15/2012         1,218,750
  1,500,000  MOHEGAN TRIBAL GAMING AUTHORITY                                            6.13        02/15/2013         1,425,000
  1,000,000  TURNING STONE CASINO RESORT ENTERPRISE++                                   9.13        12/15/2010         1,005,000

                                                                                                                       3,648,750
                                                                                                                  --------------
CHEMICALS & ALLIED PRODUCTS: 2.19%
  1,500,000  EQUISTAR CHEMICALS LP                                                      8.75        02/15/2009         1,560,000
    400,000  NALCO COMPANY                                                              7.75        11/15/2011           404,000

                                                                                                                       1,964,000
                                                                                                                  --------------
COMMUNICATIONS: 10.79%
  1,000,000  CINCINNATI BELL INCORPORATED                                               7.25        07/15/2013         1,000,000
  1,000,000  CITIZENS COMMUNICATIONS COMPANY                                            9.25        05/15/2011         1,082,500
  1,000,000  CSC HOLDINGS INCORPORATED SERIES B                                         7.63        04/01/2011           980,000
  1,500,000  ECHOSTAR DBS CORPORATION                                                   6.38        10/01/2011         1,522,500
  1,500,000  L3 COMMUNICATIONS CORPORATION                                              7.63        06/15/2012         1,539,375
  1,165,000  PANAMSAT CORPORATION                                                       6.38        01/15/2008         1,160,631
  1,000,000  QWEST CORPORATION+/-                                                       8.94        06/15/2013         1,027,500
  1,300,000  RURAL CELLULAR CORPORATION                                                 8.25        03/15/2012         1,348,750

                                                                                                                       9,661,256
                                                                                                                  --------------
ELECTRIC, GAS & SANITARY SERVICES: 3.77%
    935,000  AES CORPORATION++                                                          8.75        05/15/2013           972,400
  1,000,000  CLEAN HARBORS INCORPORATED                                                11.25        07/15/2012         1,079,554
  1,300,000  IPALCO ENTERPRISES INCORPORATED                                            8.38        11/14/2008         1,319,500

                                                                                                                       3,371,454
                                                                                                                  --------------
FABRICATED METAL PRODUCTS, EXCEPT MACHINERY & TRANSPORTATION EQUIPMENT: 1.14%
  1,000,000  BALL CORPORATION                                                           6.88        12/15/2012         1,017,500
                                                                                                                  --------------
FOOD & KINDRED PRODUCTS: 1.61%
  1,440,000  CONSTELLATION BRANDS INCORPORATED SERIES B                                 8.00        02/15/2008         1,443,600
                                                                                                                  --------------
HEALTH SERVICES: 3.54%
  2,000,000  ALLIANCE IMAGING INCORPORATED(A)(I)                                       10.38        04/15/2011         2,070,000
  1,100,000  FRESENIUS MEDICAL CARE CAPITAL TRUST II                                    7.88        02/01/2008         1,100,000

                                                                                                                       3,170,000
                                                                                                                  --------------

52 Wells Fargo Advantage Income Funds

                         Portfolio of Investments--November 30, 2007 (Unaudited)


SHORT-TERM HIGH YIELD BOND FUND
--------------------------------------------------------------------------------

  PRINCIPAL  SECURITY NAME                                                         INTEREST RATE  MATURITY DATE       VALUE
HOTELS, ROOMING HOUSES, CAMPS & OTHER LODGE PLACES: 1.16%
$ 1,000,000  MGM MIRAGE INCORPORATED                                                    8.50%       09/15/2010    $    1,037,500
                                                                                                                  --------------
JUSTICE, PUBLIC ORDER & SAFETY: 1.70%
  1,500,000  CORRECTIONS CORPORATION OF AMERICA                                         7.50        05/01/2011         1,518,750
                                                                                                                  --------------
MISCELLANEOUS RETAIL: 1.40%
  1,250,000  RITE AID CORPORATION                                                       8.13        05/01/2010         1,250,000
                                                                                                                  --------------
NON-DEPOSITORY CREDIT INSTITUTIONS: 2.62%
  1,000,000  FORD MOTOR CREDIT COMPANY<<                                                5.63        10/01/2008           970,829
  1,000,000  GMAC LLC                                                                   7.75        01/19/2010           949,324
    500,000  GMAC LLC                                                                   6.00        12/15/2011           424,858

                                                                                                                       2,345,011
                                                                                                                  --------------
OIL & GAS EXTRACTION: 2.77%
  1,400,000  FOREST OIL CORPORATION                                                     8.00        06/15/2008         1,410,500
  1,000,000  PARKER DRILLING COMPANY                                                    9.63        10/01/2013         1,065,000

                                                                                                                       2,475,500
                                                                                                                  --------------
PAPER & ALLIED PRODUCTS: 1.69%
  1,500,000  BUCKEYE TECHNOLOGIES INCORPORATED                                          8.50        10/01/2013         1,515,000
                                                                                                                  --------------
PETROLEUM REFINING & RELATED INDUSTRIES: 1.14%
  1,000,000  FERRELLGAS PARTNERS LP                                                     8.75        06/15/2012         1,020,000
                                                                                                                  --------------
PRINTING, PUBLISHING & ALLIED INDUSTRIES: 1.21%
  1,100,000  HOUGHTON MIFFLIN COMPANY                                                   7.20        03/15/2011         1,083,500
                                                                                                                  --------------
REAL ESTATE: 3.16%
  1,000,000  FELCOR LODGING LIMITED PARTNERSHIP                                         8.50        06/01/2011         1,052,500
  1,780,000  HOST MARRIOTT LP SERIES M                                                  7.00        08/15/2012         1,780,000

                                                                                                                       2,832,500
                                                                                                                  --------------
REAL ESTATE INVESTMENT TRUSTS (REITS): 1.14%
  1,000,000  VENTAS REALTY LP VENTAS CAPITAL CORPORATION                                8.75        05/01/2009         1,020,000
                                                                                                                  --------------
STONE, CLAY, GLASS & CONCRETE PRODUCTS: 1.35%
  1,200,000  BWAY CORPORATION                                                          10.00        10/15/2010         1,206,000
                                                                                                                  --------------
TEXTILE MILL PRODUCTS: 1.40%
  1,200,000  INTERFACE INCORPORATED                                                    10.38        02/01/2010         1,257,000
                                                                                                                  --------------

TOTAL CORPORATE BONDS & NOTES (COST $50,528,016)                                                                      49,633,821
                                                                                                                  --------------
FOREIGN CORPORATE BONDS: 3.82%
  1,000,000  ABITIBI CONSOLIDATED INCORPORATED                                          5.25        06/20/2008           975,000
  1,500,000  NOVA CHEMICALS CORPORATION SERIES MTN                                      7.40        04/01/2009         1,500,000
  1,000,000  QUEBECOR WORLD CAPITAL CORPORTION<<                                        4.88        11/15/2008           942,500

TOTAL FOREIGN CORPORATE BONDS@ (COST $3,496,646)                                                                       3,417,500
                                                                                                                  --------------
MUNICIPAL BONDS & NOTES: 0.90%

TEXAS: 0.90%
    785,000  TEXAS STATE PFA COSMOS FOUNDATION SERIES B (TAX INCREMENTAL REVENUE)       6.75        02/15/2010           802,505
                                                                                                                  --------------

TOTAL MUNICIPAL BONDS & NOTES (COST $785,000)                                                                            802,505
                                                                                                                  --------------

Portfolio of Investments--November 30, 2007 (Unaudited)

                                           Wells Fargo Advantage Income Funds 53


SHORT-TERM HIGH YIELD BOND FUND
--------------------------------------------------------------------------------

  PRINCIPAL  SECURITY NAME                                                         INTEREST RATE  MATURITY DATE       VALUE
TERM LOANS: 24.26%
$   535,682  ACCURIDE INTERNATIONAL INCORPORATED TERM LOAN                              6.69%       01/06/2012    $      519,949
    995,000  ADVANCED MEDICAL OPTICS INCORPORATED TERM LOAN B                           6.83        04/02/2014           944,006
  1,587,333  ALLIED WASTE INDUSTRIES INCORPORATED TERM LOAN                             5.99        01/15/2012         1,512,935
    492,500  AMC ENTERTAINMENT HOLDINGS INCORPORATED TERM LOAN                          6.61        01/26/2013           469,569
  1,818,571  AVIS BUDGET CAR RENTAL LLC TERM LOAN B                                     6.61        04/19/2012         1,752,448
  1,492,500  BERRY PLASTICS HOLDING CORPORATION TERM LOAN                               6.71        04/03/2015         1,390,831
  1,337,941  DAVITA INCORPORATED TERM LOAN B1                                           6.79        10/05/2012         1,291,113
  1,027,317  DEX MEDIA WEST LLC TERM LOAN B                                             7.03        09/10/2010         1,001,634
  1,969,773  DIRECTV GROUP INCORPORATED TERM LOAN                                       6.25        04/08/2013         1,935,657
  1,465,000  GEORGIA PACIFIC CORPORATION 1ST LIEN TERM LOAN B                           7.42        12/20/2012         1,387,912
    219,032  JOHNSONDIVERSEY INCORPORATED TERM LOAN                                     7.36        12/16/2011           213,830
    521,598  LIFEPOINT INCORPORATED TERM LOAN B                                         7.16        04/15/2012           497,568
    941,697  MUELLER GROUP INCORPORATED TERM LOAN B                                     6.69        05/24/2014           899,320
  1,220,725  NALCO COMPANY TERM LOAN B                                                  6.78        11/01/2010         1,191,073
  1,472,236  NEIMAN MARCUS GROUP INCORPORATED TERM LOAN B                               7.45        04/06/2013         1,409,254
  1,249,932  NEW PAGE CORPORATION TERM LOAN B                                           7.44        04/07/2011         1,237,433
    970,000  NORTEK HOLDINGS INCORPORATED TERM LOAN                                     9.00        07/28/2011           911,800
    997,500  POLYPORE INCORPORATED TERM LOAN                                            7.07        05/15/2014           958,847
  1,000,000  TRANSDIGM INCORPORATED TERM LOAN                                           7.20        06/23/2013           973,750
    291,034  VISANT CORPORATION TERM LOAN B                                             7.33        09/30/2011           285,092
    960,946  WARNER MUSIC GROUP CORPORATION TERM LOAN                                   7.33        03/18/2010           920,903

TOTAL TERM LOANS (COST $22,552,060)                                                                                   21,704,924
                                                                                                                  --------------
COLLATERAL FOR SECURITIES LENDING: 1.46%

COLLATERAL INVESTED IN OTHER ASSETS: 1.46%
      4,548  AMSTEL FUNDING CORPORATION                                                 4.82        12/04/2007             4,548
      3,574  ATOMIUM FUNDING LLC++                                                      5.10        12/04/2007             3,573
      8,122  BANCO SANTANDER TOTTA LOAN+/-++                                            4.67        10/15/2008             8,106
      8,122  BANK OF IRELAND SERIES EXTC+/-++                                           4.86        10/14/2008             8,106
     29,662  BARCLAYS REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY VALUE
             $29,674)                                                                   4.84        12/03/2007            29,662
      6,498  BARTON CAPITAL CORPORATION++                                               5.06        12/12/2007             6,490
     16,244  BEAR STEARNS & COMPANY INCORPORATED INTERNATIONAL REPURCHASE
             AGREEMENT - 102% COLLATERALIZED (MATURITY VALUE $16,250)                   4.74        12/03/2007            16,244
     70,272  BEAR STEARNS & COMPANY INCORPORATED REPURCHASE AGREEMENT - 102%
             COLLATERALIZED (MATURITY VALUE $70,300)                                    4.79        12/03/2007            70,272
      6,498  BNP PARIBAS+/-                                                             4.85        11/07/2008             6,498
      8,667  BRYANT PARK FUNDING LLC                                                    5.06        12/13/2007             8,655
     14,620  BRYANT PARK FUNDING LLC                                                    5.01        12/31/2007            14,565
      2,599  CHARIOT FUNDING LLC++                                                      4.70        12/05/2007             2,598
     17,682  CHARIOT FUNDING LLC                                                        5.02        12/28/2007            17,622
     21,117  CHEYNE FINANCE LLC+/-++^^                                                  4.61        02/25/2008            19,005
     16,244  CHEYNE FINANCE LLC+/-++^^                                                  4.67        05/19/2008            14,620
      3,249  CIT GROUP INCORPORATED+/-                                                  5.67        12/19/2007             3,243
     96,283  CITIGROUP REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY
             VALUE $96,321)                                                             4.77        12/03/2007            96,283
     19,493  CLIPPER RECEIVABLES CORPORATION                                            4.75        12/03/2007            19,493
     17,544  CLIPPER RECEIVABLES CORPORATION++                                          5.13        12/14/2007            17,518
      1,624  COMERICA BANK+/-                                                           4.67        02/08/2008             1,621
     24,691  CRC FUNDING LLC++                                                          4.90        12/05/2007            24,684
     81,220  CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT - 102%
             COLLATERALIZED (MATURITY VALUE $81,252)                                    4.79        12/03/2007            81,220
      8,122  CULLINAN FINANCE CORPORATION+/-++                                          4.57        02/12/2008             8,103
     19,493  CULLINAN FINANCE CORPORATION+/-++                                          4.77        02/25/2008            19,493
     24,366  CULLINAN FINANCE CORPORATION+/-++                                          4.76        08/04/2008            24,205

54 Wells Fargo Advantage Income Funds

                         Portfolio of Investments--November 30, 2007 (Unaudited)


SHORT-TERM HIGH YIELD BOND FUND
--------------------------------------------------------------------------------

  PRINCIPAL  SECURITY NAME                                                         INTEREST RATE  MATURITY DATE       VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$     5,523  ERASMUS CAPITAL CORPORATION++                                              5.15%       12/03/2007    $        5,523
      9,746  FAIRWAY FINANCE CORPORATION++                                              4.73        12/06/2007             9,743
     12,995  FAIRWAY FINANCE CORPORATION++                                              5.03        12/10/2007            12,983
     24,366  FALCON ASSET SECURITIZATION CORPORATION                                    5.02        12/24/2007            24,298
      2,274  FCAR OWNER TRUST SERIES I                                                  4.91        12/13/2007             2,271
     32,488  FIVE FINANCE INCORPORATED+/-++                                             5.18        07/09/2008            32,226
     32,488  GALLEON CAPITAL LLC++                                                      4.90        12/04/2007            32,484
      7,797  GALLEON CAPITAL LLC                                                        4.82        12/07/2007             7,793
        422  GOLDMAN SACHS & COMPANY REPURCHASE AGREEMENT - 102%
             COLLATERALIZED MATURITY VALUE $422)                                        4.76        12/03/2007               422
        422  GREENWICH CAPITAL HOLDINGS REPURCHASE AGREEMENT - 102%
             COLLATERALIZED (MATURITY VALUE $422)                                       4.76        12/03/2007               422
      8,122  HARRIER FINANCE FUNDING LLC+/-++                                           5.20        01/11/2008             8,111
      3,249  HARRIER FINANCE FUNDING LLC+/-                                             4.81        04/25/2008             3,249
     16,244  HUDSON-THAMES LLC+/-++                                                     5.67        06/16/2008            16,139
     21,117  ING (USA) ANNUITY & LIFE INSURANCE COMPANY+/-                              4.73        08/16/2008            21,117
      8,122  INTESA BANK (IRELAND) PLC SERIES BKNT+/-++                                 4.80        10/24/2008             8,107
    172,609  JPMORGAN CHASE SECURITIES CORPORATION REPURCHASE AGREEMENT - 102%
             COLLATERALIZED (MATURITY VALUE $172,678)                                   4.79        12/03/2007           172,609
     18,681  KESTREL FUNDING US LLC+/-++                                                4.76        02/25/2008            18,667
      3,249  KESTREL FUNDING US LLC+/-                                                  4.81        04/25/2008             3,249
     16,609  KITTY HAWK FUNDING CORPORATION                                             4.74        12/06/2007            16,603
      3,433  LIBERTY STREET FUNDING CORPORATION++                                       5.20        12/03/2007             3,433
     16,244  LINKS FINANCE LLC+/-++                                                     4.76        08/15/2008            16,099
     24,041  LIQUID FUNDING LIMITED+/-++                                                5.70        06/11/2008            24,044
      1,070  MERRILL LYNCH & COMPANY INCORPORATED REPURCHASE AGREEMENT - 102%
             COLLATERALIZED (MATURITY VALUE $1,070)                                     4.75        12/03/2007             1,070
     81,022  MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED
             (MATURITY VALUE $81,055)                                                   4.77        12/03/2007            81,022
      1,503  MORGAN STANLEY SERIES EXL+/-                                               4.78        10/15/2008             1,503
      5,198  NEWPORT FUNDING CORPORATION++                                              4.72        12/03/2007             5,198
     16,244  NORTHERN ROCK PLC+/-++                                                     4.71        10/03/2008            16,072
      9,259  PREMIUM ASSET TRUST+/-++                                                   5.33        12/21/2007             9,257
      8,122  PREMIUM ASSET TRUST+/-                                                     4.71        09/16/2008             8,122
      1,314  RACERS TRUST SERIES 2004-6-MM+/-++                                         4.93        03/22/2008             1,314
     12,995  RANGER FUNDING CORPORATION++                                               4.86        12/17/2007            12,971
     11,696  SEDNA FINANCE INCORPORATED+/-++                                            4.63        04/10/2008            11,649
      8,284  SHIPROCK FINANCE SERIES 2007-4A+/-++                                       4.72        04/11/2008             8,284
      8,122  SKANDINAVISKA ENSKILDA BANKEN AB (NEW YORK)+/-                             4.67        02/04/2008             8,109
      6,335  SKANDINAVISKA ENSKILDA BANKEN AB (NEW YORK)+/-                             4.79        02/29/2008             6,331
      6,498  SLM CORPORATION+/-++                                                       4.66        05/12/2008             6,449
     14,620  SOLITAIRE FUNDING LLC                                                      4.99        12/26/2007            14,575
     16,244  SOLITAIRE FUNDING LLC                                                      4.99        12/31/2007            16,183
     16,244  STANFIELD VICTORIA FUNDING LLC+/-++                                        4.88        02/15/2008            16,120
     10,071  STANFIELD VICTORIA FUNDING LLC+/-++                                        5.23        04/03/2008             9,951
      1,878  THE TRAVELERS INSURANCE COMPANY+/-                                         4.74        02/08/2008             1,878
     25,990  THUNDER BAY FUNDING INCORPORATED                                           4.77        12/03/2007            25,990
      8,122  UNICREDITO ITALIANO BANK (IRELAND)+/-                                      4.67        10/14/2008             8,110
      8,122  UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+/-++                         4.69        10/08/2008             8,112
     16,244  VERSAILLES CDS LLC                                                         4.97        12/05/2007            16,240
      9,746  VERSAILLES CDS LLC                                                         5.11        12/11/2007             9,736
     13,970  VICTORIA FINANCE LLC+/-++^^                                                4.76        07/28/2008            13,649

Portfolio of Investments--November 30, 2007 (Unaudited)

                                           Wells Fargo Advantage Income Funds 55


SHORT-TERM HIGH YIELD BOND FUND
--------------------------------------------------------------------------------

  PRINCIPAL  SECURITY NAME                                                         INTEREST RATE  MATURITY DATE       VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$     8,122  VICTORIA FINANCE LLC+/-++^^                                                4.78%       08/07/2008    $        8,122
     16,244  WHITE PINE FINANCE LLC+/-++                                                4.98        02/22/2008            16,195

                                                                                                                       1,308,231
                                                                                                                  --------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $1,311,968)                                                              1,308,231
                                                                                                                  --------------

     SHARES
SHORT-TERM INVESTMENTS: 14.35%
 12,845,142  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                             12,845,142

TOTAL SHORT-TERM INVESTMENTS (COST $12,845,142)                                                                       12,845,142
                                                                                                                  --------------
TOTAL INVESTMENTS IN SECURITIES
(COST $91,831,477)*                                              100.61%                                          $   90,036,588

OTHER ASSETS AND LIABILITIES, NET                                 (0.61)                                                (545,408)
                                                                 ------                                           --------------

TOTAL NET ASSETS                                                 100.00%                                          $   89,491,180
                                                                 ------                                           --------------

--------------------------------------------------------------------------------
+/-   Variable rate investments.

++ Securities that may be resold to "qualified institutional buyers"under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

(a) Security fair valued in accordance with the procedures approved by the Board of Trustees.

(i)   Illiquid security.

<<    All or a portion of this security is on loan.

@     Foreign bond principal is denominated in US dollars.

^^ This security is currently in default with regards to scheduled interest and/or principal payments.

~ This Wells Fargo Advantage Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Advantage Money Market Fund. The Fund does not pay an investment advisory fee for such investments.

+++   Security of an affiliate of the Fund with a cost of $12,845,142.

* Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

      The accompanying notes are an integral part of these financial statements.

56 Wells Fargo Advantage Income Funds

                         Portfolio of Investments--November 30, 2007 (Unaudited)


ULTRA SHORT-TERM INCOME FUND
--------------------------------------------------------------------------------

  PRINCIPAL  SECURITY NAME                                                         INTEREST RATE  MATURITY DATE       VALUE
AGENCY NOTES - INTEREST BEARING: 0.50%
$ 3,900,000  FNMA SERIES 1<<                                                            5.25%       01/29/2009    $    3,906,513

TOTAL AGENCY NOTES - INTEREST BEARING (COST $3,901,064)                                                                3,906,513
                                                                                                                  --------------
AGENCY SECURITIES: 4.74%

FEDERAL HOME LOAN MORTGAGE CORPORATION: 1.46%
     35,084  FHLMC #1B0128+/-                                                           7.28        09/01/2031            35,478
    254,141  FHLMC #555243                                                              9.00        11/01/2016           272,836
    734,036  FHLMC #555427                                                              9.50        09/01/2020           823,608
    252,934  FHLMC #555490                                                              9.50        12/01/2016           270,320
  2,152,371  FHLMC #555519                                                              9.00        12/01/2016         2,322,510
    309,301  FHLMC #788792+/-                                                           7.35        01/01/2029           316,173
    484,217  FHLMC #789272+/-                                                           7.32        04/01/2032           487,801
     99,371  FHLMC #846990+/-                                                           7.31        10/01/2031           100,525
    575,187  FHLMC #884013                                                             10.50        05/01/2020           668,785
    501,221  FHLMC #A01734                                                              9.00        08/01/2018           540,050
    150,178  FHLMC #A01849                                                              9.50        05/01/2020           167,458
  1,445,156  FHLMC #C64637                                                              7.00        06/01/2031         1,517,909
  1,495,276  FHLMC #G01126                                                              9.50        12/01/2022         1,632,543
    395,727  FHLMC #G11150                                                              7.50        12/01/2011           405,043
    414,684  FHLMC #G11200                                                              8.00        01/01/2012           429,800
    476,205  FHLMC #G11229                                                              8.00        01/01/2013           488,938
    514,125  FHLMC #G11391                                                              7.50        06/01/2012           531,028
    337,637  FHLMC #G80118                                                             10.00        11/17/2021           395,031
                                                                                                                      11,405,836
                                                                                                                  --------------

FEDERAL NATIONAL MORTGAGE ASSOCIATION: 2.31%
    541,893  FNMA #100001                                                               9.00        02/15/2020           593,527
    438,423  FNMA #100256                                                               9.00        10/15/2021           478,091
    214,530  FNMA #100259                                                               7.50        12/15/2009           218,055
    125,085  FNMA #190722                                                               9.50        03/01/2021           137,087
    594,353  FNMA #190909                                                               9.00        06/01/2024           655,261
    731,778  FNMA #252870                                                               7.00        11/01/2014           761,908
    440,378  FNMA #310010                                                               9.50        12/01/2020           493,539
  1,580,434  FNMA #323534                                                               9.00        12/01/2016         1,727,972
    735,534  FNMA #340181                                                               7.00        12/01/2010           752,984
    388,952  FNMA #344890                                                              10.25        09/01/2021           455,551
    134,499  FNMA #379046                                                               9.50        03/01/2010           134,994
    314,093  FNMA #392647                                                               9.00        10/01/2013           318,436
     16,758  FNMA #426817                                                              10.00        12/01/2009            17,417
    292,775  FNMA #458004                                                              10.00        03/20/2018           330,667
    304,781  FNMA #523850                                                              10.50        10/01/2014           340,865
    941,391  FNMA #535807<<                                                            10.50        04/01/2022         1,099,785
  1,035,732  FNMA #545117+/-                                                            7.27        12/01/2040         1,051,244
    693,291  FNMA #545131                                                               8.00        03/01/2013           701,619
    158,156  FNMA #545157                                                               8.50        11/01/2012           160,791
  1,451,431  FNMA #545325<<                                                             8.50        07/01/2017         1,547,968
    484,581  FNMA #545460+/-                                                            7.10        11/01/2031           501,030
  2,997,492  FNMA #598559<<                                                             6.50        08/01/2031         3,128,188
    102,176  FNMA #604060+/-                                                            7.15        09/01/2031           104,131
    317,188  FNMA #604689+/-                                                            6.79        10/01/2031           321,685
    259,944  FNMA #635070+/-                                                            7.04        05/01/2032           265,001
    317,744  FNMA #646643+/-                                                            7.23        06/01/2032           323,636
    466,072  FNMA #660508                                                               7.00        05/01/2013           482,210
    789,711  FNMA #724657+/-                                                            8.57        07/01/2033           804,208
    174,146  FNMA #8243                                                                10.00        01/01/2010           183,597

                                                                                                                      18,091,447
                                                                                                                  --------------

Portfolio of Investments--November 30, 2007 (Unaudited)

                                           Wells Fargo Advantage Income Funds 57


ULTRA SHORT-TERM INCOME FUND
--------------------------------------------------------------------------------

  PRINCIPAL  SECURITY NAME                                                         INTEREST RATE  MATURITY DATE       VALUE
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION: 0.97%
$   144,134  GNMA #780253                                                               9.50%       11/15/2017    $      156,372
    607,410  GNMA #780267<<                                                             9.00        11/15/2017           658,885
    523,114  GNMA #780664                                                              10.00        10/20/2017           604,064
    888,215  GNMA #781310<<                                                             8.00        01/15/2013           908,249
    978,361  GNMA #781311<<                                                             7.50        02/15/2013         1,001,565
  1,813,883  GNMA #781540<<                                                             7.00        05/15/2013         1,878,601
  2,205,129  GNMA #781614<<                                                             7.00        06/15/2033         2,354,504

                                                                                                                       7,562,240
                                                                                                                  --------------
TOTAL AGENCY SECURITIES (COST $35,514,168)                                                                            37,059,523
                                                                                                                  --------------
ASSET-BACKED SECURITIES: 16.69%
  7,500,000  AMERICAN EXPRESS ISSUANCE TRUST SERIES 2005-2 CLASS A+/-                   4.72        08/15/2013         7,411,670
  4,600,000  AMERICAN EXPRESS ISSUANCE TRUST SERIES 2007-1 CLASS A+/-                   4.92        09/15/2011         4,587,534
 10,000,000  BANK ONE ISSUANCE TRUST SERIES 2004-B1 CLASS B1+/-                         4.97        03/15/2012         9,894,107
  3,300,000  BMW VEHICLE LEASE TRUST SERIES 2007-1 CLASS A2B+/-                         4.85        11/16/2009         3,287,114
  4,700,000  CAPITAL AUTO RECEIVABLES ASSET TRUST SERIES 2007-4 CLASS A3B+/-            4.63        07/15/2010         4,700,000
  4,160,683  CHASE FUNDING MORTGAGE LOAN ASSET-BACKED CERTIFICATES SERIES 2003-5
             CLASS 2M1+/-                                                               5.39        05/25/2033         3,492,255
  3,300,000  CHASE ISSUANCE TRUST SERIES 2007-A18 CLASS A+/-                            4.91        01/15/2015         3,284,185
  6,263,323  CONTIMORTGAGE NET INTEREST MARGIN NOTES SERIES 1997-A CLASS A              7.23        07/16/2028             1,957
  4,447,908  COUNTRYWIDE ASSET-BACKED CERTIFICATES SERIES 2007-S1 CLASS A1A+/-          4.90        11/25/2036         4,351,681
    562,606  COUNTRYWIDE HOME EQUITY LOAN TRUST SERIES 2004-I CLASS A+/-                4.94        02/15/2034           554,849
  2,168,505  COUNTRYWIDE HOME EQUITY LOAN TRUST SERIES 2004-Q CLASS 2A+/-               4.95        12/15/2033         2,137,083
  1,741,156  COUNTRYWIDE HOME EQUITY LOAN TRUST SERIES 2005-I CLASS 2A+/-               4.88        02/15/2036         1,699,051
  6,291,388  DAIMLER CHRYSLER AUTO TRUST SERIES 2006-A CLASS A3                         5.00        05/08/2010         6,295,982
 35,275,561  EASTMAN HILL FUNDING LIMITED SERIES 1A CLASS A2++(C)(A)(I)                 0.83        09/29/2031           811,338
 44,729,817  EASTMAN HILL FUNDING LIMITED SERIES 1A CLASS A2E(C)(A)(I)                  0.83        09/29/2031         1,028,786
  3,400,000  FIRST NATIONAL MASTER NOTE TRUST SERIES 2007-2 CLASS A+/-                  5.54        11/15/2012         3,400,000
  2,959,168  FLEET HOME EQUITY LOAN TRUST SERIES 2001-1 CLASS A+/-                      5.39        05/20/2031         2,913,860
  5,201,244  FORD CREDIT AUTO OWNER TRUST SERIES 2006-C CLASS A2B+/-                    4.67        12/15/2009         5,193,682
  1,789,513  GSAA HOME EQUITY TRUST SERIES 2005-9 CLASS 2A1+/-                          4.91        08/25/2035         1,786,911
 10,183,958  HOME EQUITY ASSET TRUST SERIES 2003-6 CLASS M1+/-                          5.49        02/25/2034         8,835,765
  8,200,000  HOME EQUITY ASSET TRUST SERIES 2003-7 CLASS M1+/-                          5.44        03/25/2034         7,873,671
  9,073,169  MORGAN STANLEY ABS CAPITAL I SERIES 2003-NC10 CLASS M1+/-                  5.47        10/25/2033         8,503,964
    427,622  RESIDENTIAL ASSET SECURITIES CORPORATION SERIES 2001-KS1 CLASS AII+/-      5.26        03/25/2032           425,177
    600,171  SOUTH STREET CBO LIMITED SERIES 2000-1 CLASS A2L+/-++                      5.83        05/30/2012           600,171
 10,307,423  STRUCTURED ASSET INVESTMENT LOAN TRUST SERIES 2003-BC10 CLASS M1+/-        5.54        10/25/2033         9,910,743
 12,656,348  STRUCTURED ASSET INVESTMENT LOAN TRUST SERIES 2003-BC3 CLASS M1+/-         6.21        04/25/2033        10,090,964
  5,283,546  VOLKSWAGEN AUTO LOAN ENHANCED TRUST SERIES 2007-1 CLASS A2                 5.29        05/20/2009         5,287,147
  6,000,000  WILLIAM STREET FUNDING CORPORATION SERIES 2005-1 CLASS A+/-++              5.42        01/23/2011         5,700,000
  7,000,000  WILLIAM STREET FUNDING CORPORATION SERIES 2006-3 CLASS A+/-++              5.43        06/23/2012         6,538,438

TOTAL ASSET-BACKED SECURITIES (COST $146,346,125)                                                                    130,598,085
                                                                                                                  --------------
COLLATERALIZED MORTGAGE OBLIGATIONS: 23.35%
  7,642,275  AAMES MORTGAGE TRUST SERIES 2003-1 CLASS M1+/-                             5.47        10/25/2033         7,086,270
  4,582,695  BANC OF AMERICA ALTERNATIVE LOAN TRUST SERIES 2004-9 CLASS 3A2             5.50        10/25/2034         4,572,627
 37,285,294  BANC OF AMERICA COMMERCIAL MORTGAGE INCORPORATED SERIES 2001-PB1
             CLASS XP+/-++(C)                                                           1.78        05/11/2035         1,430,659
  9,616,821  CDC MORTGAGE CAPITAL TRUST SERIES 2003-HE4 CLASS M1+/-                     5.44        03/25/2034         8,759,043
  3,962,454  CHASE MORTGAGE FINANCE CORPORATION SERIES 2005-A1 CLASS 2A2+/-             5.24        12/25/2035         3,943,574
    383,525  CITICORP MORTGAGE SECURITIES INCORPORATED SERIES 1992-7 CLASS A+/-         7.02        03/25/2022           382,281
    360,818  COLLATERALIZED MORTGAGE OBLIGATION TRUST SERIES 66 CLASS Z                 8.00        09/20/2021           359,750
  2,306,539  COUNTRYWIDE ALTERNATIVE LOAN TRUST SERIES 2006-0C8 CLASS 2A1C+/-           4.85        11/25/2036         2,293,046
    994,907  COUNTRYWIDE ALTERNATIVE LOAN TRUST SERIES J8 CLASS 4A1                     6.00        02/25/2017           998,535
  1,042,029  COUNTRYWIDE HOME LOANS MORTGAGE PASS-THROUGH TRUST SERIES 2001-HYB1
             CLASS 1A1+/-                                                               6.89        06/19/2031         1,040,129

58 Wells Fargo Advantage Income Funds

                         Portfolio of Investments--November 30, 2007 (Unaudited)


ULTRA SHORT-TERM INCOME FUND
--------------------------------------------------------------------------------

  PRINCIPAL  SECURITY NAME                                                         INTEREST RATE  MATURITY DATE       VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$   445,874  COUNTRYWIDE HOME LOANS MORTGAGE PASS-THROUGH TRUST SERIES 2001-HYB1
             CLASS 2A1+/-                                                               6.80%       06/19/2031    $      444,861
    533,135  COUNTRYWIDE HOME LOANS MORTGAGE PASS-THROUGH TRUST SERIES 2004-20
             CLASS 3A1+/-                                                               7.63        09/25/2034           545,717
  2,848,846  COUNTRYWIDE HOME LOANS MORTGAGE PASS-THROUGH TRUST SERIES 2006-HYB1
             CLASS 2A2A+/-                                                              5.54        03/20/2036         2,836,167
 81,000,000  CREDIT SUISSE FIRST BOSTON MORTGAGE SECURITIES CORPORATION SERIES
             2001-CF2 CLASS ACP+/-++(C)                                                 1.17        02/15/2034           313,454
115,383,000  CREDIT SUISSE FIRST BOSTON MORTGAGE SECURITIES CORPORATION SERIES
             2001-CK1 CLASS ACP+/-++(C)                                                 1.03        12/18/2035           296,200
100,000,000  CREDIT SUISSE FIRST BOSTON MORTGAGE SECURITIES CORPORATION SERIES
             2001-CK6 CLASS ACP+/-(C)                                                   0.93        08/15/2036           908,780
 90,200,000  CREDIT SUISSE FIRST BOSTON MORTGAGE SECURITIES CORPORATION SERIES
             2001-CKN5 CLASS ACP+/-++(C)                                                1.94        09/15/2034         1,562,643
    464,862  DLJ MORTGAGE ACCEPTANCE CORPORATION SERIES 1990-2 CLASS A+/-(I)            6.93        01/25/2022           462,714
     81,738  DLJ MORTGAGE ACCEPTANCE CORPORATION SERIES 1991-3 CLASS A1+/-(I)           6.18        02/20/2021            81,549
  1,213,506  EQUIFIRST MORTGAGE LOAN TRUST SERIES 2003-2 CLASS 3A3+/-                   5.62        09/25/2033         1,194,331
  1,608,400  FHLMC STRUCTURED PASS-THROUGH SECURITIES SERIES T-42 CLASS A6              9.50        02/25/2042         1,771,760
  1,306,671  FNMA GRANTOR TRUST SERIES 2000-T6 CLASS A2                                 9.50        06/25/2030         1,401,246
  3,550,613  FNMA GRANTOR TRUST SERIES 2001-T10 CLASS A3                                9.50        12/25/2041         3,856,566
  2,966,265  FNMA GRANTOR TRUST SERIES 2001-T12 CLASS A3                                9.50        08/25/2041         3,216,362
  6,329,389  FNMA GRANTOR TRUST SERIES 2001-T8 CLASS A3+/-                              6.51        07/25/2041         6,383,317
  3,771,770  FNMA GRANTOR TRUST SERIES 2002-T1 CLASS A4                                 9.50        11/25/2031         4,088,864
    307,547  FNMA SERIES 1988-4 CLASS Z                                                 9.25        03/25/2018           333,927
    442,845  FNMA SERIES 1988-5 CLASS Z                                                 9.20        03/25/2018           464,570
    186,251  FNMA SERIES 1988-9 CLASS Z                                                 9.45        04/25/2018           205,238
    694,059  FNMA SERIES 1989-30 CLASS Z                                                9.50        06/25/2019           753,208
    161,923  FNMA SERIES 1989-49 CLASS E                                                9.30        08/25/2019           173,746
    143,658  FNMA SERIES 1990-111 CLASS Z                                               8.75        09/25/2020           150,965
    358,146  FNMA SERIES 1990-119 CLASS J                                               9.00        10/25/2020           394,721
    191,463  FNMA SERIES 1990-124 CLASS Z                                               9.00        10/25/2020           211,498
    730,443  FNMA SERIES 1990-21 CLASS Z                                                9.00        03/25/2020           798,687
    385,699  FNMA SERIES 1990-27 CLASS Z                                                9.00        03/25/2020           426,191
    213,472  FNMA SERIES 1990-30 CLASS D                                                9.75        03/25/2020           238,304
    962,948  FNMA SERIES 1991-132 CLASS Z                                               8.00        10/25/2021         1,040,898
    349,619  FNMA SERIES 1992-71 CLASS X                                                8.25        05/25/2022           377,901
  2,048,915  FNMA SERIES 2003-W19 CLASS 1A4                                             4.78        11/25/2033         2,044,855
  1,965,059  FNMA SERIES G-22 CLASS ZT                                                  8.00        12/25/2016         2,103,656
  2,577,720  FNMA WHOLE LOAN SERIES 2002-W4 CLASS A6+/-                                 6.50        05/25/2042         2,642,839
    231,785  FNMA WHOLE LOAN SERIES 2003-W11 CLASS A1+/-                                8.01        06/25/2033           233,819
  8,098,309  FNMA WHOLE LOAN SERIES 2003-W6 CLASS 6A+/-                                 6.44        08/25/2042         8,131,617
140,073,600  GE CAPITAL COMMERCIAL MORTGAGE CORPORATION SERIES 2001-1 CLASS
             X2+/-++(C)                                                                 0.95        05/15/2033           551,820
181,365,889  GE CAPITAL COMMERCIAL MORTGAGE CORPORATION SERIES 2001-2 CLASS
             X2+/-++(C)                                                                 1.33        08/11/2033         1,432,917
131,400,000  GMAC COMMERCIAL MORTGAGE SECURITIES INCORPORATED SERIES 2001-C2
             CLASS X2+/-++(C)                                                           0.95        04/15/2034           613,428
 10,000,000  GMAC MORTGAGE CORPORATION LOAN TRUST SERIES 2006-HE4 CLASS A1+/-           4.86        12/25/2036         9,920,671
  5,589,215  GSMPS MORTGAGE LOAN TRUST SERIES 2004-4 CLASS 1AF+/-++                     5.19        06/25/2034         5,521,883
  4,520,544  GSMPS MORTGAGE LOAN TRUST SERIES 2004-4 CLASS 2A1+/-++                     6.46        06/25/2034         4,537,264
  4,336,327  GSMPS MORTGAGE LOAN TRUST SERIES 2006-RP1 CLASS 1AF1+/-++                  5.14        01/25/2036         4,293,305
  5,196,185  GSMPS MORTGAGE LOAN TRUST SERIES 2006-RP2 CLASS 1AF1+/-++                  5.19        04/25/2036         5,143,008
  2,709,199  GSR MORTGAGE LOAN TRUST SERIES 2004-1 CLASS 2A2+/-                         6.71        04/25/2032         2,710,376
    326,628  HOUSING SECURITIES INCORPORATED SERIES 1992-8 CLASS E+/-                   5.95        06/25/2024           325,665
171,101,067  INDYMAC INDEX MORTGAGE LOAN TRUST SERIES 2004-AR14 CLASS AX1+/-(C)         0.80        01/25/2035           588,160
 92,308,945  INDYMAC INDEX MORTGAGE LOAN TRUST SERIES 2004-AR8 CLASS AX1+/-(C)          0.80        11/25/2034           144,233
  2,268,009  JPMORGAN ALTERNATIVE LOAN TRUST SERIES 2006-A5 CLASS 1A2+/-                4.85        10/25/2036         2,256,714
248,861,000  JPMORGAN CHASE COMMERCIAL MORTGAGE SECURITIES CORPORATION SERIES
             2001-CIB2 CLASS X2+/-++(C)                                                 1.00        04/15/2035         1,425,476
  3,803,067  JPMORGAN MORTGAGE TRUST SERIES 2005-A2 CLASS 3A1+/-                        4.90        04/25/2035         3,760,436
  4,471,711  JPMORGAN MORTGAGE TRUST SERIES 2005-A3 CLASS 7CA1+/-                       5.11        06/25/2035         4,503,044
  3,236,639  JPMORGAN MORTGAGE TRUST SERIES 2005-A5 CLASS 3A1+/-                        5.38        08/25/2035         3,202,361

Portfolio of Investments--November 30, 2007 (Unaudited)

                                           Wells Fargo Advantage Income Funds 59


ULTRA SHORT-TERM INCOME FUND
--------------------------------------------------------------------------------

  PRINCIPAL  SECURITY NAME                                                         INTEREST RATE  MATURITY DATE       VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
$ 3,939,416  JPMORGAN RESIDENTIAL MORTGAGE ACCEPTANCE SERIES 2006-R1
             CLASS 1A1+/-++                                                             4.94%       09/28/2044    $    3,880,915
      1,618  MORGAN STANLEY MORTGAGE TRUST SERIES 35 CLASS 2+/-(I)(D)                8463.50        04/20/2021               909
    176,494  OAKWOOD MORTGAGE INVESTORS INCORPORATED SERIES 1996-C CLASS A5             7.35        04/15/2027           176,061
  2,860,620  OPTEUM MORTGAGE ACCEPTANCE CORPORATION SERIES 2005-5 CLASS 2A1A+/-         5.47        12/25/2035         2,863,260
     61,114  PRUDENTIAL HOME MORTGAGE SECURITIES SERIES 1988-1 CLASS A+/-               7.38        04/25/2018            60,907
     17,202  RESECURITIZATION MORTGAGE TRUST SERIES 1998-B CLASS A+/-++                 5.04        04/26/2021            17,104
 11,701,607  RESIDENTIAL FINANCE LP SERIES 2003-C CLASS B3+/-++                         6.06        09/10/2035        10,820,798
  7,489,029  RESIDENTIAL FINANCE LP SERIES 2003-C CLASS B4+/-++                         6.26        09/10/2035         7,711,323
    257,196  SACO I TRUST SERIES 2005-2 CLASS A+/-++                                    4.99        04/25/2035           227,768
    973,550  SALOMON BROTHERS MORTGAGE SECURITIES VII SERIES 1990-2 CLASS A+/-          7.12        11/25/2020           970,728
  6,724,800  STRUCTURED ASSET MORTGAGE INVESTMENTS INCORPORATED SERIES 2001-4
             CLASS A1                                                                   9.22        10/25/2024         7,271,131
  1,055,241  STRUCTURED ASSET MORTGAGE INVESTMENTS INCORPORATED SERIES 2001-4
             CLASS A2                                                                   9.65        10/25/2024         1,084,886
    448,068  STRUCTURED ASSET SECURITIES CORPORATION SERIES 1998-2 CLASS A+/-           5.31        02/25/2028           435,464
  4,179,152  STRUCTURED ASSET SECURITIES CORPORATION SERIES 1998-RF1 CLASS A+/-++       8.75        04/15/2027         4,169,378
  5,453,094  STRUCTURED ASSET SECURITIES CORPORATION SERIES 1998-RF2 CLASS A+/-++       8.52        07/15/2027         5,440,419
    441,761  TERWIN MORTGAGE TRUST SERIES 2004-21HE CLASS 1A1+/-                        5.27        12/25/2034           425,226
  2,211,939  WASHINGTON MUTUAL INCORPORATED SERIES 2003-AR7 CLASS A5+/-                 3.07        08/25/2033         2,204,858
    570,591  WILSHIRE FUNDING CORPORATION SERIES 1996-3 CLASS M2+/-                     6.99        08/25/2032           568,841
    503,027  WILSHIRE FUNDING CORPORATION SERIES 1996-3 CLASS M3+/-                     6.99        08/25/2032           501,484
  2,035,203  WILSHIRE FUNDING CORPORATION SERIES 1998-2 CLASS M1+/-(I)                  6.98        12/28/2037         2,030,641

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $184,815,221)                                                        182,749,947
                                                                                                                  --------------
COMMERCIAL PAPER: 0.36%
  2,800,000  CBA (DELAWARE) FINANCE                                                     4.55        12/10/2007         2,797,523

TOTAL COMMERCIAL PAPER (COST $2,797,523)                                                                               2,797,523
                                                                                                                  --------------
CORPORATE BONDS & NOTES: 31.72%

AMUSEMENT & RECREATION SERVICES: 0.28%
  2,200,000  SAN MANUEL ENTERTAINMENT AUTHORITY SERIES 04-B+/-++                        6.55        12/01/2010         2,200,000
                                                                                                                  --------------
APPAREL & ACCESSORY STORES: 0.25%
  1,935,000  MAY DEPARTMENT STORES COMPANY                                              5.95        11/01/2008         1,937,485
                                                                                                                  --------------
BUILDING CONSTRUCTION-GENERAL CONTRACTORS & OPERATIVE BUILDERS: 0.31%
  2,405,000  DR HORTON INCORPORATED                                                     7.50        12/01/2007         2,405,000
                                                                                                                  --------------
COMMUNICATIONS: 3.49%
  5,000,000  AT&T INCORPORATED+/-                                                       5.08        11/14/2008         4,989,000
  4,000,000  COMCAST MO OF DELAWARE LLC                                                 9.00        09/01/2008         4,112,372
  4,325,000  COX COMMUNICATIONS INCORPORATED+/-                                         6.25        12/14/2007         4,325,597
  3,390,000  ECHOSTAR DBS CORPORATION                                                   5.75        10/01/2008         3,385,763
  1,500,000  QWEST CORPORATION+/-                                                       8.94        06/15/2013         1,541,250
  2,000,000  SPRINT CAPITAL CORPORATION                                                 6.13        11/15/2008         1,997,480
  4,845,000  TIME WARNER ENTERTAINMENT COMPANY LP                                       7.25        09/01/2008         4,917,326
  1,935,000  US UNWIRED INCORPORATED SERIES B                                          10.00        06/15/2012         2,067,133

                                                                                                                      27,335,921
                                                                                                                  --------------
COMPUTER HARDWARE: 0.68%
  5,300,000  IBM CORPORATION SERIES MTN                                                 3.80        02/01/2008         5,288,086
                                                                                                                  --------------
DEPOSITORY INSTITUTIONS: 4.27%
  5,000,000  ALLFIRST PREFERRED CAPITAL TRUST+/-                                        6.74        07/15/2029         4,943,745
  7,500,000  CENTRAL FIDELITY CAPITAL I SERIES A+/-                                     6.24        04/15/2027         7,333,785
  1,818,150  FIFTH THIRD BANK SERIES BKNT                                               2.87        08/10/2009         1,777,660
  6,800,000  ING USA GLOBAL FUNDING TRUST SERIES MTN+/-                                 5.55        10/09/2009         6,792,840

60 Wells Fargo Advantage Income Funds

                         Portfolio of Investments--November 30, 2007 (Unaudited)


ULTRA SHORT-TERM INCOME FUND
--------------------------------------------------------------------------------

  PRINCIPAL  SECURITY NAME                                                         INTEREST RATE  MATURITY DATE       VALUE
DEPOSITORY INSTITUTIONS (continued)
$ 3,750,000  M&I MARSHALL & ILSLEY BANK SERIES BN+/-                                    5.85%       12/04/2012    $    3,618,559
  1,145,000  MANUFACTURERS & TRADERS TRUST COMPANY+/-++                                 3.85        04/01/2013         1,141,542
  1,900,000  PNC FUNDING CORPORATION+/-                                                 5.50        01/31/2012         1,874,635
  6,000,000  WACHOVIA BANK NATIONAL SERIES BKNT                                         4.38        08/15/2008         5,954,226

                                                                                                                      33,436,992
                                                                                                                  --------------
ELECTRIC, GAS & SANITARY SERVICES: 3.72%
  4,800,000  ENTERGY GULF STATES INCORPORATED+/-                                        5.98        12/01/2009         4,762,387
  2,890,000  ENTERGY GULF STATES INCORPORATED                                           5.12        08/01/2010         2,897,618
  4,000,000  FAR WEST WATER & SEWER INCORPORATED++                                      8.35        12/27/2007         3,999,000
  3,875,000  FLORIDA POWER CORPORATION SERIES A+/-                                      5.28        11/14/2008         3,866,510
  3,910,000  IPALCO ENTERPRISES INCORPORATED                                            8.38        11/14/2008         3,968,650
  5,805,000  NISOURCE CAPITAL MARKETS INCORPORATEDSS.                                   6.78        12/01/2027         5,805,000
  3,870,000  OHIO POWER COMPANY+/-                                                      5.42        04/05/2010         3,834,648

                                                                                                                      29,133,813
                                                                                                                  --------------
ELECTRONIC & OTHER ELECTRICAL EQUIPMENT & COMPONENTS, EXCEPT COMPUTER
EQUIPMENT:0.85%
  6,750,000  NATIONAL SEMICONDUCTOR CORPORATION+/-                                      5.94        06/15/2010         6,634,285
                                                                                                                  --------------

FOOD & KINDRED PRODUCTS: 1.36%
  4,835,000  GENERAL MILLS INCORPORATED+/-                                              5.31        01/22/2010         4,799,893
  2,900,000  HJ HEINZ COMPANY++                                                         6.43        12/01/2008         2,951,852
  2,905,000  KRAFT FOODS INCORPORATED                                                   4.00        10/01/2008         2,879,285

                                                                                                                      10,631,030
                                                                                                                  --------------
FOOD STORES: 1.00%
  3,000,000  FRED MEYER INCORPORATED                                                    7.45        03/01/2008         3,012,402
  4,795,000  SAFEWAY INCORPORATED+/-                                                    5.55        03/27/2009         4,783,794

                                                                                                                       7,796,196
                                                                                                                  --------------
GENERAL MERCHANDISE STORES: 0.41%
  3,290,000  CVS CAREMARK CORPORATION+/-                                                5.92        06/01/2010         3,237,548
                                                                                                                  --------------
INSURANCE CARRIERS: 1.74%
  4,840,000  LINCOLN NATIONAL CORPORATION+/-                                            5.35        04/06/2009         4,827,043
  4,840,000  SUN LIFE FINANCIAL GLOBAL FUNDING LP+/-++                                  5.49        07/06/2010         4,850,643
  3,875,000  UNUMPROVIDENT CORPORATION                                                  5.86        05/15/2009         3,949,962

                                                                                                                      13,627,648
                                                                                                                  --------------
MEASURING, ANALYZING & CONTROLLING INSTRUMENTS: PHOTOGRAPHIC, MEDICAL & OPTICAL
GOODS: 0.66%
  4,840,000  XEROX CORPORATION                                                          7.13        06/15/2010         5,148,134
                                                                                                                  --------------
MOTION PICTURES: 0.62%
  4,840,000  THE WALT DISNEY COMPANY+/-                                                 5.29        07/16/2010         4,822,489
                                                                                                                  --------------
NON-DEPOSITORY CREDIT INSTITUTIONS: 4.39%
  6,780,000  AMERICAN EXPRESS BANK FIRST SAVINGS BANK SERIES BKNT+/-                    4.84        06/22/2009         6,755,016
  1,935,000  COUNTRYWIDE FINANCIAL CORPORATION SERIES MTN+/-                            5.60        04/30/2008         1,750,202
  3,390,000  DISCOVER FINANCIAL SERVICES+/-++                                           6.23        06/11/2010         3,296,816
  8,230,000  GENERAL ELECTRIC CAPITAL CORPORATION+/-                                    5.10        04/28/2011         8,189,475
  6,275,000  HSBC FINANCE CORPORATION                                                   5.84        02/15/2008         6,285,404
  8,000,000  PRIVATE EXPORT FUNDING CORPORATION SERIES D                                5.87        07/31/2008         8,076,560

                                                                                                                      34,353,473
                                                                                                                  --------------

Portfolio of Investments--November 30, 2007 (Unaudited)

                                           Wells Fargo Advantage Income Funds 61


ULTRA SHORT-TERM INCOME FUND
--------------------------------------------------------------------------------

  PRINCIPAL  SECURITY NAME                                                         INTEREST RATE  MATURITY DATE       VALUE
OIL & GAS EXTRACTION: 1.26%
$ 4,840,000  ANADARKO PETROLEUM CORPORATION+/-                                          6.09%       09/15/2009    $    4,776,083
  5,000,000  BAKER HUGHES INCORPORATED                                                  6.00        02/15/2009         5,083,155

                                                                                                                       9,859,238
                                                                                                                  --------------
PRINTING, PUBLISHING & ALLIED INDUSTRIES: 0.88%
  5,000,000  GANNETT COMPANY+/-                                                         5.23        05/26/2009         4,975,635
  1,930,000  THE E. W. SCRIPPS COMPANY                                                  3.75        02/15/2008         1,922,747

                                                                                                                       6,898,382
                                                                                                                  --------------
REAL ESTATE INVESTMENT TRUSTS (REITS): 1.87%
  4,840,000  DUKE REALTY LP                                                             3.35        01/15/2008         4,831,104
  3,544,000  EQUITY ONE INCORPORATED                                                    3.88        04/15/2009         3,498,662
  2,501,000  HRPT PROPERTIES TRUST+/-                                                   6.29        03/16/2011         2,475,905
  3,850,000  INTERNATIONAL LEASE FINANCE CORPORATION SERIES MTN+/-                      5.56        07/11/2011         3,811,003

                                                                                                                      14,616,674
                                                                                                                  --------------
SECURITY & COMMODITY BROKERS, DEALERS, EXCHANGES & SERVICES: 0.97%
  7,700,000  LEHMAN BROTHERS HOLDINGS INCORPORATED SERIES MTN1+/-                       5.28        03/23/2009         7,593,763
                                                                                                                  --------------
TRANSPORTATION EQUIPMENT: 1.48%
  7,745,000  DAIMLERCHRYSLER NA HOLDING CORPORATION SERIES MTN+/-                       6.05        03/13/2009         7,709,845
  3,900,000  JOHNSON CONTROLS INCORPORATED+/-                                           5.44        01/17/2008         3,900,710

                                                                                                                      11,610,555
                                                                                                                  --------------
WHOLESALE TRADE NON-DURABLE GOODS: 1.23%
  4,840,000  BROWN-FORMAN CORPORATION+/-                                                5.33        04/18/2010         4,815,452
  4,835,000  CARDINAL HEALTH INCORPORATED+/-++                                          5.63        10/02/2009         4,842,304

                                                                                                                       9,657,756
                                                                                                                  --------------

TOTAL CORPORATE BONDS & NOTES (COST $249,033,897)                                                                    248,224,468
                                                                                                                  --------------
FOREIGN CORPORATE BONDS: 6.94%
  6,000,000  DEUTSCHE TELEKOM INTERNATIONAL FINANCE BV                                  3.88        07/22/2008         5,959,836
  6,005,000  DIAGEO FINANCE BV+/-                                                       5.32        03/30/2009         6,016,025
    665,000  PEMEX FINANCE LIMITED                                                      9.69        08/15/2009           691,600
  2,900,000  SABMILLER PLC+/-++                                                         5.53        07/01/2009         2,909,770
  2,000,000  TELECOM ITALIA CAPITAL+/-                                                  5.39        02/01/2011         1,955,686
  6,374,000  TELEFONICA EMISIONES SAU+/-                                                5.89        06/19/2009         6,346,464
  4,840,000  TELEFONOS DE MEXICO SA                                                     4.50        11/19/2008         4,839,497
  8,000,000  TRANSOCEAN INCORPORATED+/-                                                 5.87        09/05/2008         7,948,992
  4,845,000  VODAFONE GROUP PLC+/-                                                      6.03        06/15/2011         4,725,057
  6,770,000  WESTERN POWER DISTRIBUTION HOLDINGS LIMITED++                              6.50        12/15/2008         6,899,409
  6,000,000  YORKSHIRE POWER FINANCE SERIES B                                           6.50        02/25/2008         6,014,298

TOTAL FOREIGN CORPORATE BONDS@ (COST $54,338,694)                                                                     54,306,634
                                                                                                                  --------------
MUNICIPAL BONDS & NOTES: 5.14%

ARIZONA: 0.84%
  6,600,000  TUCSON HEART HOSPITAL-CARONDELET LLC (HEALTHCARE FACILITIES
             REVENUE, GENERAL OBLIGATION OF HOSPITAL)+/-SS.                             6.10        11/15/2026         6,600,000
                                                                                                                  --------------

62 Wells Fargo Advantage Income Funds

                         Portfolio of Investments--November 30, 2007 (Unaudited)


ULTRA SHORT-TERM INCOME FUND
--------------------------------------------------------------------------------

  PRINCIPAL  SECURITY NAME                                                         INTEREST RATE  MATURITY DATE       VALUE
CALIFORNIA: 1.62%
$ 8,000,000  CALIFORNIA STATEWIDE COMMUNITIES DEVELOPMENT AUTHORITY (SEWER
             REVENUE, FGIC INSURED)+/-++SS.                                             5.88%       08/01/2035    $    8,000,000
  4,675,000  SACRAMENTO COUNTY CA PENSION FUNDING SERIES C-1 (OTHER REVENUE,
             MBIA INSURED)+/-SS.                                                        5.50        07/10/2030         4,675,000

                                                                                                                      12,675,000
                                                                                                                  --------------
ILLINOIS: 0.11%
    895,000  PROSPECT HEIGHTS IL (PROPERTY TAX REVENUE)^                                4.14        12/01/2008           845,408
                                                                                                                  --------------
IOWA: 0.37%
    920,000  CORALVILLE IA ANNUAL APPROPRIATION TAX INCREMENT SERIES E (TAX
             INCREMENTAL REVENUE)                                                       5.60        06/01/2008           923,926
  1,345,000  CORALVILLE IA ANNUAL APPROPRIATION TAX INCREMENT SERIES E (TAX
             INCREMENTAL REVENUE)                                                       5.39        06/01/2009         1,361,113
    625,000  CORALVILLE IA ANNUAL APPROPRIATION TAX INCREMENT SERIES E (TAX
             INCREMENTAL REVENUE)                                                       5.34        06/01/2010           637,431

                                                                                                                       2,922,470
                                                                                                                  --------------
LOUISIANA: 0.12%
    942,657  TOBACCO SETTLEMENT FINANCING CORPORATION LA SERIES 2001A (OTHER
             REVENUE LOC)                                                               6.36        05/15/2025           946,654
                                                                                                                  --------------
MASSACHUSETTS: 1.36%
  7,500,000  BOSTON UNIVERSITY MASSACHUSETTS (COLLEGE & UNIVERSITY REVENUE, GO
             OF INSTITUTION)+/-SS.                                                      6.25        10/01/2019         7,500,000
  3,000,000  NORTHEASTERN UNIVERSITY MASSACHUSETTS SERIES A (COLLEGE &
             UNIVERSITY REVENUE, MBIA INSURED)                                          7.04        10/01/2028         3,103,920
                                                                                                                      10,603,920
                                                                                                                  --------------

NEW JERSEY: 0.50%
  3,870,000  BAYONNE NJ REDEVELOPMENT AGENCY (OTHER REVENUE)                            5.59        04/11/2009         3,919,304
                                                                                                                  --------------
NEW YORK: 0.22%
  1,700,000  NEW YORK STATE DORMITORY AUTHORITY (HCFR)                                  3.45        02/15/2008         1,697,195
                                                                                                                  --------------

TOTAL MUNICIPAL BONDS & NOTES (COST $40,101,226)                                                                      40,209,953
                                                                                                                  --------------
TERM LOANS: 0.28%
  2,273,214  AVIS BUDGET CAR RENTAL LLC TERM LOAN B                                     6.61        04/19/2012         2,190,560

TOTAL TERM LOANS (COST $2,268,704)                                                                                     2,190,560
                                                                                                                  --------------
COLLATERAL FOR SECURITIES LENDING: 2.15%

COLLATERAL INVESTED IN OTHER ASSETS: 2.15%
    232,515  ALPINE SECURITIZATION CORPORATION++                                        4.70        12/04/2007           232,485
        656  AMERICAN GENERAL FINANCE CORPORATION+/-                                    5.33        01/18/2008               656
     53,657  AMSTEL FUNDING CORPORATION                                                 5.20        12/04/2007            53,650
     35,772  ASPEN FUNDING CORPORATION                                                  4.99        12/27/2007            35,657
    238,477  ATLAS CAPITAL FUNDING CORPORATION+/-++                                     4.78        04/25/2008           238,427
    238,477  ATOMIUM FUNDING LLC++                                                      5.10        12/04/2007           238,446
    536,573  BARCLAYS REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY VALUE
             $536,789)                                                                  4.84        12/03/2007           536,573
     59,619  BARTON CAPITAL CORPORATION++                                               4.75        12/07/2007            59,588
    298,096  BASF FINANCE EUROPE NV+/-++                                                5.17        10/17/2008           297,670
    298,096  BEAR STEARNS & COMPANY INCORPORATED INTERNATIONAL REPURCHASE
             AGREEMENT - 102% COLLATERALIZED (MATURITY VALUE $298,214)                  4.74        12/03/2007           298,096
    894,289  BEAR STEARNS & COMPANY INCORPORATED REPURCHASE AGREEMENT - 102%
             COLLATERALIZED (MATURITY VALUE $894,646)                                   4.79        12/03/2007           894,289
    178,858  BNP PARIBAS+/-                                                             4.85        11/07/2008           178,858
  1,192,385  BNP PARIBAS REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY
             VALUE $1,192,859)                                                          4.77        12/03/2007         1,192,385
    417,335  CHARIOT FUNDING LLC++                                                      4.70        12/05/2007           417,226
    125,200  CHARIOT FUNDING LLC                                                        5.02        12/28/2007           124,781
    169,915  CHEYNE FINANCE LLC+/-++^^                                                  4.61        02/25/2008           152,923
     59,619  CIT GROUP INCORPORATED+/-                                                  5.67        12/19/2007            59,513

Portfolio of Investments--November 30, 2007 (Unaudited)

                                           Wells Fargo Advantage Income Funds 63


ULTRA SHORT-TERM INCOME FUND
--------------------------------------------------------------------------------

  PRINCIPAL  SECURITY NAME                                                         INTEREST RATE  MATURITY DATE       VALUE
COLLATERAL INVESTED IN OTHER ASSETS (continued)
$ 1,192,385  CITIGROUP REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY
             VALUE $1,192,859)                                                          4.77%       12/03/2007    $    1,192,385
    339,830  CLIPPER RECEIVABLES CORPORATION                                            4.75        12/03/2007           339,830
    214,629  CLIPPER RECEIVABLES CORPORATION++                                          5.13        12/14/2007           214,318
    298,096  CRC FUNDING LLC++                                                          4.90        12/05/2007           298,019
    134,143  CREDIT AGRICOLE SA+/-                                                      5.02        02/25/2008           134,138
  1,490,481  CREDIT SUISSE FIRST BOSTON REPURCHASE AGREEMENT - 102%
             COLLATERALIZED (MATURITY VALUE $1,491,076)                                 4.79        12/03/2007         1,490,481
    149,048  CULLINAN FINANCE CORPORATION+/-++                                          4.76        08/04/2008           148,066
    119,238  FAIRWAY FINANCE CORPORATION++                                              4.73        12/06/2007           119,192
    202,705  FAIRWAY FINANCE CORPORATION++                                              5.03        12/10/2007           202,521
    155,010  FALCON ASSET SECURITIZATION CORPORATION                                    5.02        12/24/2007           154,579
    238,477  GALLEON CAPITAL LLC++                                                      4.90        12/04/2007           238,446
    208,667  GALLEON CAPITAL LLC                                                        4.82        12/07/2007           208,559
     95,391  GENERAL ELECTRIC CAPITAL ASSURANCE COMPANY+/-                              4.74        06/16/2008            95,391
    208,667  ING (USA) ANNUITY & LIFE INSURANCE COMPANY+/-                              4.73        08/16/2008           208,667
    214,629  KESTREL FUNDING US LLC+/-++                                                4.76        02/25/2008           214,470
    447,144  KITTY HAWK FUNDING CORPORATION                                             4.74        12/06/2007           446,970
    447,144  LIQUID FUNDING LIMITED+/-++                                                5.70        06/11/2008           447,202
      5,962  M&I MARSHALL & ILSLEY BANK SERIES BKNT+/-                                  4.84        02/15/2008             5,956
  1,192,385  MERRILL LYNCH & COMPANY INCORPORATED REPURCHASE AGREEMENT - 102%
             COLLATERALIZED (MATURITY VALUE $1,192,857)                                 4.75        12/03/2007         1,192,385
      4,471  MERRILL LYNCH & COMPANY INCORPORATED SERIES MTNB+/-                        5.45        01/02/2008             4,470
    149,048  METLIFE GLOBAL FUNDING I+/-++                                              4.71        10/21/2008           148,731
     89,429  MORGAN STANLEY+/-                                                          4.76        04/07/2008            89,429
    923,404  MORGAN STANLEY REPURCHASE AGREEMENT - 102% COLLATERALIZED (MATURITY
             VALUE $923,771)                                                            4.77        12/03/2007           923,404
     91,665  MORGAN STANLEY SERIES EXL+/-                                               4.78        10/15/2008            91,665
    149,048  NATEXIS BANQUES POPULAIRES+/-++                                            4.90        09/08/2008           149,048
     41,733  OLD LINE FUNDING CORPORATION++                                             5.06        12/17/2007            41,657
    106,122  PREMIUM ASSET TRUST+/-++                                                   5.29        07/15/2008           106,101
    279,942  RACERS TRUST SERIES 2004-6-MM+/-++                                         4.93        03/22/2008           279,942
    232,515  RANGER FUNDING CORPORATION++                                               4.86        12/17/2007           232,087
     41,733  SCALDIS CAPITAL LIMITED                                                    5.06        12/14/2007            41,673
    119,238  SLM CORPORATION+/-++                                                       4.66        05/12/2008           118,342
    178,858  SOLITAIRE FUNDING LLC                                                      4.99        12/26/2007           178,307
    262,325  SOLITAIRE FUNDING LLC                                                      4.99        12/31/2007           261,341
    238,477  STANFIELD VICTORIA FUNDING LLC+/-++                                        5.23        04/03/2008           235,632
    139,265  THAMES ASSET GLOBAL SECURITIZATION #1 INCORPORATED++                       4.90        12/07/2007           139,192
    114,582  THE TRAVELERS INSURANCE COMPANY+/-                                         4.74        02/08/2008           114,580
    596,192  TRANSAMERICA OCCIDENTAL LIFE INSURANCE+/-                                  4.89        08/01/2008           596,192
    149,048  UNICREDITO ITALIANO BANK (IRELAND) SERIES LIB+/-++                         4.69        10/08/2008           148,874
     32,194  UNICREDITO ITALIANO BANK (NEW YORK) SERIES YCD+/-                          5.62        12/03/2007            32,206
     10,135  UNICREDITO ITALIANO BANK (NEW YORK) SERIES YCD+/-                          5.70        12/13/2007            10,135
    160,972  VERSAILLES CDS LLC                                                         4.97        12/05/2007           160,930
     89,429  VERSAILLES CDS LLC                                                         5.11        12/11/2007            89,335
    149,048  VICTORIA FINANCE LLC+/-++^^                                                4.69        05/02/2008           149,048
    149,048  VICTORIA FINANCE LLC+/-++^^                                                4.78        08/07/2008           149,046

                                                                                                                      16,854,165
                                                                                                                  --------------

TOTAL COLLATERAL FOR SECURITIES LENDING (COST $16,871,155)                                                            16,854,165
                                                                                                                  --------------

     SHARES
SHORT-TERM INVESTMENTS: 9.90%

MUTUAL FUNDS: 9.85%
  77,030,80  WELLS FARGO ADVANTAGE MONEY MARKET TRUST~+++                                                             77,030,802
                                                                                                                  --------------

64 Wells Fargo Advantage Income Funds

                         Portfolio of Investments--November 30, 2007 (Unaudited)


ULTRA SHORT-TERM INCOME FUND
--------------------------------------------------------------------------------

  PRINCIPAL  SECURITY NAME                                                         INTEREST RATE  MATURITY DATE       VALUE
US TREASURY BILLS: 0.05%
$   400,000  US TREASURY BILL^                                                          3.86%       01/24/2008    $      398,386
                                                                                                                  --------------

TOTAL SHORT-TERM INVESTMENTS (COST $77,428,595)                                                                       77,429,188
                                                                                                                  --------------
TOTAL INVESTMENTS IN SECURITIES
(COST $813,416,372)*                          101.77%                                                             $  796,326,557

OTHER ASSETS AND LIABILITIES, NET              (1.77)                                                                (13,814,368)
                                              ------                                                              --------------

TOTAL NET ASSETS                              100.00%                                                             $  782,512,189
                                              ------                                                              --------------

--------------------------------------------------------------------------------
<<    All or a portion of this security is on loan.

+/-   Variable rate investments.

++ Securities that may be resold to "qualified institutional buyers" under rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended.

(c) Interest-only securities entitle holders to receive only the interest payments on the underlying mortgages. The principal amount shown is the notional amount of the underlying mortgages. Interest rate disclosed represents the coupon rate.

(a) Security fair valued in accordance with the procedures approved by the Board of Trustees.

(i)   Illiquid security.

(d) This security is a structured note which generates income based on a coupon formula (-1,500 * 1 month LIBOR + 15,573.5%) and the prepayment behavior of the underlying collateral. The coupon is subject to a mandatory cap of 15,573.5% and a mandatory floor of 11%. The current interest rate is (-1500*4.74)+15,573.5% = 8,463.5%.

@     Foreign bond principal is denominated in US dollars.

ss. These securities are subject to a demand feature which reduces the effective maturity.

^     Zero coupon bond. Interest rate presented is yield to maturity.

^^ This security is currently in default with regards to scheduled interest and/or principal payments.

~ This Wells Fargo Advantage Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo Advantage Money Market Fund. The Fund does not pay an investment advisory fee for such investments.

+++   Security of an affiliate of the Fund with a cost of $77,030,802.

* Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

      The accompanying notes are an integral part of these financial statements.

                                          THIS PAGE IS INTENTIONALLY LEFT BLANK.

66 Wells Fargo Advantage Income Funds

             Statements of Assets and Liabilities--November 30, 2007 (Unaudited)


                                                                                         Corporate       Government
                                                                                         Bond Fund     Securities Fund
-----------------------------------------------------------------------------------------------------------------------
ASSETS
   Investments
     In securities, at market value ................................................  $   233,478,704  $ 1,500,164,459
     Collateral for securities loaned (Note 2) .....................................       14,628,960      659,586,774
     Investments in affiliates .....................................................        6,152,240       47,913,460
                                                                                      ---------------------------------
   Total investments at market value (see cost below) ..............................      254,259,904    2,207,664,693
                                                                                      ---------------------------------
   Variation margin receivable on futures contracts ................................                0           49,234
   Receivable for Fund shares issued ...............................................          141,998        4,335,932
   Receivable for investments sold .................................................        7,127,881       20,286,381
   Receivables for dividends and interest ..........................................        3,572,386       11,531,287
                                                                                      ---------------------------------
Total assets .......................................................................      265,102,169    2,243,867,527
                                                                                      ---------------------------------
LIABILITIES
   Payable for daily variation margin on futures contracts .........................            2,547                0
   Payable for Fund shares redeemed ................................................           67,420          121,775
   Payable for investments purchased ...............................................        6,718,605      241,206,530
   Dividends payable ...............................................................        1,057,357        5,863,342
   Payable to investment advisor and affiliates (Note 3) ...........................           96,735          685,423
   Payable for interest rate swaps/spread locks ....................................            5,379                0
   Payable for securities loaned (Note 2) ..........................................       14,643,708      660,186,634
   Accrued expenses and other liabilities ..........................................          435,582          396,122
                                                                                      ---------------------------------
Total liabilities ..................................................................       23,027,333      908,459,826
                                                                                      ---------------------------------
TOTAL NET ASSETS ...................................................................  $   242,074,836  $ 1,335,407,701
                                                                                      =================================

NET ASSETS CONSIST OF
   Paid-in capital .................................................................  $   374,086,541  $ 1,341,229,863
   Undistributed net investment income (loss) ......................................           (1,305)        (963,640)
   Undistributed net realized gain (loss) on investments ...........................     (133,135,069)     (18,462,416)
   Net unrealized appreciation (depreciation) of investments, foreign currencies
     and translation of assets and liabilities denominated in foreign currencies ...        1,182,022       13,467,564
   Net unrealized appreciation (depreciation) of futures ...........................          (51,974)         136,330
   Net unrealized appreciation (depreciation) of options, swap agreements, and
     short sales ...................................................................           (5,379)               0
                                                                                      ---------------------------------
TOTAL NET ASSETS ...................................................................  $   242,074,836  $ 1,335,407,701
                                                                                      =================================

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE 1
   Net assets - Class C ............................................................               NA  $     1,586,879
   Shares outstanding - Class C ....................................................               NA          150,489
   Net asset value and offering price per share - Class C ..........................               NA  $         10.54
   Net assets - Administrator Class ................................................               NA  $   148,059,359
   Shares outstanding - Administrator Class ........................................               NA       14,040,472
   Net asset value and offering price per share - Administrator Class ..............               NA  $         10.55
   Net assets - Advisor Class ......................................................  $    15,953,550  $    62,812,925
   Shares outstanding - Advisor Class ..............................................        1,557,489        5,955,605
   Net asset value and offering price per share - Advisor Class ....................  $         10.24  $         10.55
   Net assets - Institutional Class ................................................  $    23,552,388  $   260,042,307
   Shares outstanding - Institutional Class ........................................        2,299,570       24,675,414
   Net asset value and offering price per share - Institutional Class ..............  $         10.24  $         10.54
   Net assets - Investor Class .....................................................  $   202,568,898  $   862,906,231
   Shares outstanding - Investor Class .............................................       19,770,825       81,768,299
   Net asset value and offering price per share - Investor Class ...................  $         10.25  $         10.55
                                                                                      ---------------------------------

Investments at cost ................................................................  $   253,077,882  $ 2,194,197,129
                                                                                      ---------------------------------
Securities on loan, at market value (Note 2) .......................................  $    14,305,637  $   647,506,818
                                                                                      ---------------------------------

--------------------------------------------------------------------------------

1 Each Fund has an unlimited number of authorized shares.

The accompanying notes are an integral part of these financial statements.

Statements of Assets and Liabilities--November 30, 2007 (Unaudited)

                                           Wells Fargo Advantage Income Funds 67


                                                                                           High       Short-Term
                                                                                       Income Fund     Bond Fund
-------------------------------------------------------------------------------------------------------------------
ASSETS
   Investments
     In securities, at market value ................................................  $ 293,294,780  $ 330,222,610
     Collateral for securities loaned (Note 2) .....................................     37,560,315     26,847,707
     Investments in affiliates .....................................................      9,273,014     41,559,606
                                                                                      -----------------------------
   Total investments at market value (see cost below) ..............................    340,128,109    398,629,923
                                                                                      -----------------------------
   Variation margin receivable on futures contracts ................................              0         31,660
   Receivable for Fund shares issued ...............................................        103,476         58,206
   Receivable for investments sold .................................................        211,050      2,002,623
   Receivables for dividends and interest ..........................................      6,595,377      4,008,581
                                                                                      -----------------------------
Total assets .......................................................................    347,038,012    404,730,993
                                                                                      -----------------------------
LIABILITIES
   Payable for daily variation margin on futures contracts .........................              0              0
   Payable for Fund shares redeemed ................................................         56,418        105,597
   Payable for investments purchased ...............................................      2,725,225          4,225
   Dividends payable ...............................................................      1,914,602      1,633,679
   Payable to investment advisor and affiliates (Note 3) ...........................        124,808        148,862
   Payable for interest rate swaps/spread locks ....................................              0              0
   Payable for securities loaned (Note 2) ..........................................     37,667,582     26,869,272
   Accrued expenses and other liabilities ..........................................        134,317        190,940
                                                                                      -----------------------------
Total liabilities ..................................................................     42,622,952     28,952,575
                                                                                      -----------------------------
TOTAL NET ASSETS ...................................................................  $ 304,415,060  $ 375,778,418
                                                                                      =============================

NET ASSETS CONSIST OF
   Paid-in capital .................................................................  $ 716,501,491  $ 498,407,925
   Undistributed net investment income (loss) ......................................           (522)       (56,133)
   Undistributed net realized gain (loss) on investments ...........................   (403,089,322)  (114,658,840)
   Net unrealized appreciation (depreciation) of investments, foreign currencies
     and translation of assets and liabilities denominated in foreign currencies ...     (8,996,587)    (7,946,194)
   Net unrealized appreciation (depreciation) of futures ...........................              0         31,660
   Net unrealized appreciation (depreciation) of options, swap agreements, and
     short sales ...................................................................              0              0
                                                                                      -----------------------------
TOTAL NET ASSETS ...................................................................  $ 304,415,060  $ 375,778,418
                                                                                      =============================

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE 1
   Net assets - Class C ............................................................             NA             NA
   Shares outstanding - Class C ....................................................             NA             NA
   Net asset value and offering price per share - Class C ..........................             NA             NA
   Net assets - Administrator Class ................................................             NA             NA
   Shares outstanding - Administrator Class ........................................             NA             NA
   Net asset value and offering price per share - Administrator Class ..............             NA             NA
   Net assets - Advisor Class ......................................................  $ 107,572,583  $   8,687,032
   Shares outstanding - Advisor Class ..............................................     14,384,845      1,024,434
   Net asset value and offering price per share - Advisor Class ....................  $        7.48  $        8.48
   Net assets - Institutional Class ................................................  $     255,252  $  85,714,634
   Shares outstanding - Institutional Class ........................................         33,851     10,097,707
   Net asset value and offering price per share - Institutional Class ..............  $        7.54  $        8.49
   Net assets - Investor Class .....................................................  $ 196,587,225  $ 281,376,752
   Shares outstanding - Investor Class .............................................     26,191,075     33,186,429
   Net asset value and offering price per share - Investor Class ...................  $        7.51  $        8.48
                                                                                      -----------------------------

Investments at cost ................................................................  $ 349,124,696  $ 406,576,117
                                                                                      -----------------------------
Securities on loan, at market value (Note 2) .......................................  $  36,989,193  $  26,162,635
                                                                                      -----------------------------

                                                                                      Short-Term High  Ultra Short-Term
                                                                                      Yield Bond Fund     Income Fund
------------------------------------------------------------------------------------------------------------------------
ASSETS
   Investments
     In securities, at market value ................................................  $    75,883,215  $    702,441,590
     Collateral for securities loaned (Note 2) .....................................        1,308,231        16,854,165
     Investments in affiliates .....................................................       12,845,142        77,030,802
                                                                                      ----------------------------------
   Total investments at market value (see cost below) ..............................       90,036,588       796,326,557
                                                                                      ----------------------------------

   Variation margin receivable on futures contracts ................................                0             5,219
   Receivable for Fund shares issued ...............................................            1,542           809,857
   Receivable for investments sold .................................................                0         7,594,158
   Receivables for dividends and interest ..........................................        1,427,884         7,454,428
                                                                                      ----------------------------------
Total assets .......................................................................       91,466,014       812,190,219
                                                                                      ----------------------------------
LIABILITIES
   Payable for daily variation margin on futures contracts .........................                0                 0
   Payable for Fund shares redeemed ................................................            2,000           293,604
   Payable for investments purchased ...............................................                0         8,374,660
   Dividends payable ...............................................................          466,124         3,630,062
   Payable to investment advisor and affiliates (Note 3) ...........................           53,365           285,150
   Payable for interest rate swaps/spread locks ....................................                0                 0
   Payable for securities loaned (Note 2) ..........................................        1,311,967        16,871,156
   Accrued expenses and other liabilities ..........................................          141,378           223,398
                                                                                      ----------------------------------
Total liabilities ..................................................................        1,974,834        29,678,030
                                                                                      ----------------------------------
TOTAL NET ASSETS ...................................................................  $    89,491,180  $    782,512,189
                                                                                      ==================================

NET ASSETS CONSIST OF
   Paid-in capital .................................................................  $   164,002,583  $  1,072,163,157
   Undistributed net investment income (loss) ......................................           (1,135)         (344,214)
   Undistributed net realized gain (loss) on investments ...........................      (72,715,379)     (272,222,158)
   Net unrealized appreciation (depreciation) of investments, foreign currencies
     and translation of assets and liabilities denominated in foreign currencies ...       (1,794,889)      (17,089,815)
   Net unrealized appreciation (depreciation) of futures ...........................                0             5,219
   Net unrealized appreciation (depreciation) of options, swap agreements, and
     short sales ...................................................................                0                 0
                                                                                      ----------------------------------
TOTAL NET ASSETS ...................................................................  $    89,491,180  $    782,512,189
                                                                                      ==================================

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE 1
   Net assets - Class C ............................................................               NA                NA
   Shares outstanding - Class C ....................................................               NA                NA
   Net asset value and offering price per share - Class C ..........................               NA                NA
   Net assets - Administrator Class ................................................               NA  $     19,451,269
   Shares outstanding - Administrator Class ........................................               NA         2,182,871
   Net asset value and offering price per share - Administrator Class ..............               NA  $           8.91
   Net assets - Advisor Class ......................................................  $    18,022,121  $     50,527,494
   Shares outstanding - Advisor Class ..............................................        2,167,282         5,652,312
   Net asset value and offering price per share - Advisor Class ....................  $          8.32  $           8.94
   Net assets - Institutional Class ................................................               NA  $     66,834,681
   Shares outstanding - Institutional Class ........................................               NA         7,478,182
   Net asset value and offering price per share - Institutional Class ..............               NA  $           8.94
   Net assets - Investor Class .....................................................  $    71,469,059  $    645,698,745
   Shares outstanding - Investor Class .............................................        8,592,807        72,205,728
   Net asset value and offering price per share - Investor Class ...................  $          8.32  $           8.94
                                                                                      ----------------------------------

Investments at cost ................................................................  $    91,831,477  $    813,416,372
                                                                                      ----------------------------------
Securities on loan, at market value (Note 2) .......................................  $     1,288,119  $     16,554,367
                                                                                      ----------------------------------

68 Wells Fargo Advantage Income Funds

Statements of Operations--For the Six Months Ended November 30, 2007 (Unaudited)


                                                             Corporate     Government
                                                             Bond Fund   Securities Fund
-----------------------------------------------------------------------------------------
INVESTMENT INCOME
   Interest .............................................  $  7,106,946  $    32,666,217
   Income from affiliated securities ....................       144,942          791,487
   Securities lending income, net .......................        41,776          630,261
                                                           ------------------------------
Total investment income .................................     7,293,664       34,087,965
                                                           ------------------------------

EXPENSES
   Advisory fees ........................................       550,340        2,508,537
   Administration fees
     Fund Level .........................................        61,149          304,205
     Class C ............................................            NA            1,988
     Administrator Class ................................            NA           62,054
     Advisor Class ......................................        21,359           85,107
     Institutional Class ................................         9,084           99,016
     Investor Class .....................................       447,435        1,688,823
   Custody fees .........................................        24,460          121,682
   Shareholder servicing fees ...........................       277,356        1,211,602
   Accounting fees ......................................        25,397           61,155
   Distribution fees
     Class C ............................................            NA            5,325
   Professional fees ....................................        13,895           17,521
   Registration fees ....................................        14,122           32,420
   Shareholder reports ..................................        27,766          105,007
   Trustees' fees .......................................         4,478            4,478
   Other fees and expenses ..............................         2,138           11,541
                                                           ------------------------------
Total expenses ..........................................     1,478,979        6,320,461
                                                           ------------------------------

LESS
   Waived fees and reimbursed expenses (Note 3) .........      (324,416)      (1,287,284)
   Net expenses .........................................     1,154,563        5,033,177
                                                           ------------------------------
Net investment income (loss) ............................     6,139,101       29,054,788
                                                           ------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

NET REALIZED GAIN (LOSS) FROM
   Securities, foreign currencies and foreign currency
     translation ........................................    (1,498,835)       3,115,248
   Futures transactions .................................       562,847        2,069,062
   Options, swap agreements and short sale
     transactions .......................................        42,754          293,117
                                                           ------------------------------
Net realized gain and loss from investments .............      (893,234)       5,477,427
                                                           ------------------------------

NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF
   Securities, foreign currencies and foreign currency
     translation ........................................     2,793,002       33,776,566
   Futures transactions .................................       (24,217)       1,224,305
   Options, swap agreements and short sale
     transactions .......................................        (5,379)               0
                                                           ------------------------------
Net change in unrealized appreciation (depreciation) of
   investments ..........................................     2,763,406       35,000,871
                                                           ------------------------------
Net realized and unrealized gain (loss) on investments ..     1,870,172       40,478,298
                                                           ------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS ...........................................  $  8,009,273  $    69,533,086
                                                           ==============================

--------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

Statements of Operations--For the Six Months Ended November 30, 2007 (Unaudited)

                                           Wells Fargo Advantage Income Funds 69


                                                               High        Short-Term
                                                            Income Fund     Bond Fund
--------------------------------------------------------------------------------------
INVESTMENT INCOME
   Interest .............................................  $  12,433,644  $ 10,512,638
   Income from affiliated securities ....................        312,667       545,620
   Securities lending income, net .......................         53,109        20,168
                                                           ----------------------------
Total investment income .................................     12,799,420    11,078,426
                                                           ----------------------------

EXPENSES
   Advisory fees ........................................        890,732       862,718
   Administration fees
     Fund Level .........................................         80,976        95,858
     Class C ............................................             NA            NA
     Administrator Class ................................             NA            NA
     Advisor Class ......................................        137,096        10,636
     Institutional Class ................................             98        33,532
     Investor Class .....................................        425,240       632,566
   Custody fees .........................................         32,390        38,343
   Shareholder servicing fees ...........................        403,672       374,501
   Accounting fees ......................................         26,173        29,741
   Distribution fees
     Class C ............................................             NA            NA
   Professional fees ....................................         16,503        16,400
   Registration fees ....................................         18,689        19,819
   Shareholder reports ..................................         27,409        36,763
   Trustees' fees .......................................          4,478         4,478
   Other fees and expenses ..............................          6,157         4,914
                                                           ----------------------------
Total expenses ..........................................      2,069,613     2,160,269
                                                           ----------------------------

LESS
   Waived fees and reimbursed expenses (Note 3) .........       (677,182)     (637,911)
   Net expenses .........................................      1,392,431     1,522,358
                                                           ----------------------------
Net investment income (loss) ............................     11,406,989     9,556,068
                                                           ----------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

NET REALIZED GAIN (LOSS) FROM
   Securities, foreign currencies and foreign currency
     translation ........................................       (617,682)   (1,703,527)
   Futures transactions .................................        (79,503)    2,963,770
   Options, swap agreements and short sale
     transactions .......................................       (139,076)       65,951
                                                           ----------------------------
Net realized gain and loss from investments .............       (836,261)    1,326,194
                                                           ----------------------------

NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF
   Securities, foreign currencies and foreign currency
     translation ........................................    (16,920,722)   (1,870,879)
   Futures transactions .................................         (5,207)      329,281
   Options, swap agreements and short sale
     transactions .......................................              0             0
                                                           ----------------------------
Net change in unrealized appreciation (depreciation) of
   investments ..........................................    (16,925,929)   (1,541,598)
                                                           ----------------------------
Net realized and unrealized gain (loss) on investments ..    (17,762,190)     (215,404)
                                                           ----------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM ....  $  (6,355,201) $  9,340,664
                                                           ============================

                                                           Short-Term High  Ultra Short-Term
                                                           Yield Bond Fund    Income Fund
---------------------------------------------------------------------------------------------
INVESTMENT INCOME
   Interest .............................................  $     3,124,717  $     23,016,378
   Income from affiliated securities ....................          233,922         1,583,549
   Securities lending income, net .......................            4,370            18,314
                                                           ----------------------------------
Total investment income .................................        3,363,009        24,618,241
                                                           ----------------------------------

EXPENSES
   Advisory fees ........................................          274,479         1,769,768
   Administration fees
     Fund Level .........................................           24,953           205,425
     Class C ............................................               NA                NA
     Administrator Class ................................               NA             9,316
     Advisor Class ......................................           25,273            66,947
     Institutional Class ................................               NA            22,535
     Investor Class .....................................          158,513         1,514,904
   Custody fees .........................................            9,981            82,170
   Shareholder servicing fees ...........................          124,455           955,423
   Accounting fees ......................................           10,080            47,868
   Distribution fees
     Class C ............................................               NA                NA
   Professional fees ....................................           15,685            19,801
   Registration fees ....................................           10,199            22,962
   Shareholder reports ..................................            6,823            69,741
   Trustees' fees .......................................            4,478             4,478
   Other fees and expenses ..............................            2,001            12,115
                                                           ----------------------------------
Total expenses ..........................................          666,920         4,803,453
                                                           ----------------------------------

LESS
   Waived fees and reimbursed expenses (Note 3) .........         (237,509)       (1,636,379)
   Net expenses .........................................          429,411         3,167,074
                                                           ----------------------------------
Net investment income (loss) ............................        2,933,598        21,451,167
                                                           ----------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

NET REALIZED GAIN (LOSS) FROM
   Securities, foreign currencies and foreign currency
     translation ........................................       (1,135,951)       (2,453,909)
   Futures transactions .................................                0          (642,110)
   Options, swap agreements and short sale
     transactions .......................................                0                 0
                                                           ----------------------------------
Net realized gain and loss from investments .............       (1,135,951)       (3,096,019)
                                                           ----------------------------------

NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF
   Securities, foreign currencies and foreign currency
     translation ........................................       (1,594,995)      (10,266,008)
   Futures transactions .................................                0          (167,570)
   Options, swap agreements and short sale
     transactions .......................................                0                 0
                                                           ----------------------------------
Net change in unrealized appreciation (depreciation) of
   investments ..........................................       (1,594,995)      (10,433,578)
                                                           ----------------------------------
Net realized and unrealized gain (loss) on investments ..       (2,730,946)      (13,529,597)
                                                           ----------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS ...........................................  $       202,652  $      7,921,570
                                                           ==================================

70 Wells Fargo Advantage Income Funds        Statements of Changes in Net Assets


                                                                                                        CORPORATE BOND FUND
                                                                                                ------------------------------------
                                                                                                     For the
                                                                                                 Six Months Ended       For the
                                                                                                November 30, 2007      Year Ended
                                                                                                   (Unaudited)        May 31, 2007
------------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   Beginning Net Assets .....................................................................   $     245,684,194   $   295,546,816

OPERATIONS
   Net investment income (loss) .............................................................           6,139,101        13,659,169
   Net realized gain (loss) on investments ..................................................            (893,234)          315,652
   Net change in unrealized appreciation (depreciation) of investments ......................           2,763,406         5,835,213
                                                                                                ------------------------------------
Net increase (decrease) in net assets resulting from operations .............................           8,009,273        19,810,034
                                                                                                ------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM
   Net investment income
      Class C ...............................................................................                  NA                NA
      Administrator Class ...................................................................                  NA                NA
      Advisor Class .........................................................................            (382,326)         (689,259)
      Institutional Class ...................................................................            (608,205)       (1,075,127)
      Investor Class ........................................................................          (5,151,955)      (11,891,412)
                                                                                                ------------------------------------
Total distributions to shareholders .........................................................          (6,142,486)      (13,655,798)
                                                                                                ------------------------------------
CAPITAL SHARES TRANSACTIONS
   Proceeds from shares sold - Class C ......................................................                  NA                NA
   Reinvestment of distributions - Class C ..................................................                  NA                NA
   Cost of shares redeemed - Class C ........................................................                  NA                NA
                                                                                                ------------------------------------
   Net increase (decrease) in net assets resulting from capital share transactions -
     Class C ................................................................................                  NA                NA
                                                                                                ------------------------------------
   Proceeds from shares sold - Administrator Class ..........................................                  NA                NA
   Reinvestment of distributions - Administrator Class ......................................                  NA                NA
   Cost of shares redeemed - Administrator Class ............................................                  NA                NA
                                                                                                ------------------------------------
   Net increase (decrease) in net assets resulting from capital share transactions -
     Administrator Class ....................................................................                  NA                NA
                                                                                                ------------------------------------
   Proceeds from shares sold - Advisor Class ................................................           4,489,119         5,793,322
   Reinvestment of distributions - Advisor Class ............................................             296,026           665,431
   Cost of shares redeemed - Advisor Class ..................................................          (3,386,434)       (6,208,805)
                                                                                                ------------------------------------
   Net increase (decrease) in net assets resulting from capital share transactions - Advisor
     Class ..................................................................................           1,398,711           249,948
                                                                                                ------------------------------------
   Proceeds from shares sold - Institutional Class ..........................................           2,196,210         2,723,180
   Proceeds from redemption fees - Institutional Class ......................................                   0                 0
   Reinvestment of distributions - Institutional Class ......................................             494,837         1,062,900
   Cost of shares redeemed - Institutional Class ............................................            (812,233)       (2,023,319)
                                                                                                ------------------------------------
   Net increase (decrease) in net assets resulting from capital share transactions -
     Institutional Class ....................................................................           1,878,814         1,762,761
                                                                                                ------------------------------------
   Proceeds from shares sold - Investor Class ...............................................          18,791,325        33,043,502
   Proceeds from redemption fees - Investor Class ...........................................                   0                 0
   Reinvestment of distributions - Investor Class ...........................................           3,654,050        10,265,011
   Cost of shares redeemed - Investor Class .................................................         (31,199,045)     (101,338,080)
                                                                                                ------------------------------------
   Net increase (decrease) in net assets resulting from capital share transactions - Investor
     Class ..................................................................................          (8,753,670)      (58,029,567)
                                                                                                ------------------------------------
Net increase (decrease) in net assets resulting from capital share transactions - Total .....          (5,476,145)      (56,016,858)
                                                                                                ------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS .......................................................          (3,609,358)      (49,862,622)
                                                                                                ====================================
ENDING NET ASSETS ...........................................................................   $     242,074,836   $   245,684,194
                                                                                                ====================================

--------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets        Wells Fargo Advantage Income Funds 71


                                                                                                     GOVERNMENT SECURITIES FUND
                                                                                                ------------------------------------
                                                                                                     For the
                                                                                                 Six Months Ended       For the
                                                                                                November 30, 2007      Year Ended
                                                                                                   (Unaudited)        May 31, 2007
------------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   Beginning Net Assets .....................................................................   $   1,148,056,957   $ 1,085,667,648

OPERATIONS
   Net investment income (loss) .............................................................          29,054,788        49,928,426
   Net realized gain (loss) on investments ..................................................           5,477,427         1,601,216
   Net change in unrealized appreciation (depreciation) of investments ......................          35,000,871         6,727,967
                                                                                                ------------------------------------
Net increase (decrease) in net assets resulting from operations .............................          69,533,086        58,257,609
                                                                                                ------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM
   Net investment income
      Class C ...............................................................................             (28,816)          (57,085)
      Administrator Class ...................................................................          (3,143,686)       (5,557,007)
      Advisor Class .........................................................................          (1,477,094)       (2,929,821)
      Institutional Class ...................................................................          (6,536,916)       (5,714,585)
      Investor Class ........................................................................         (18,838,737)      (38,154,720)
                                                                                                ------------------------------------
Total distributions to shareholders .........................................................         (30,025,249)      (52,413,218)
                                                                                                ------------------------------------
CAPITAL SHARES TRANSACTIONS
   Proceeds from shares sold - Class C ......................................................             419,959           258,843
   Reinvestment of distributions - Class C ..................................................              17,961            47,584
   Cost of shares redeemed - Class C ........................................................            (231,629)         (351,137)
                                                                                                ------------------------------------
   Net increase (decrease) in net assets resulting from capital share transactions -
     Class C ................................................................................             206,291           (44,710)
                                                                                                ------------------------------------
   Proceeds from shares sold - Administrator Class ..........................................          56,961,173        79,058,875
   Reinvestment of distributions - Administrator Class ......................................           2,502,992         5,502,294
   Cost of shares redeemed - Administrator Class ............................................         (32,854,094)      (70,180,694)
                                                                                                ------------------------------------
   Net increase (decrease) in net assets resulting from capital share transactions -
     Administrator Class ....................................................................          26,610,071        14,380,475
                                                                                                ------------------------------------
   Proceeds from shares sold - Advisor Class ................................................          14,618,199        26,741,357
   Reinvestment of distributions - Advisor Class ............................................           1,189,277         2,884,087
   Cost of shares redeemed - Advisor Class ..................................................         (14,673,183)      (30,478,445)
                                                                                                ------------------------------------
   Net increase (decrease) in net assets resulting from capital share transactions - Advisor
     Class ..................................................................................           1,134,293          (853,001)
                                                                                                ------------------------------------
   Proceeds from shares sold - Institutional Class ..........................................          62,585,341       182,858,605
   Proceeds from redemption fees - Institutional Class ......................................                   0                 0
   Reinvestment of distributions - Institutional Class ......................................           4,986,825         5,020,988
   Cost of shares redeemed - Institutional Class ............................................         (51,954,537)      (35,291,855)
                                                                                                ------------------------------------
   Net increase (decrease) in net assets resulting from capital share transactions -
     Institutional Class ....................................................................          15,617,629       152,587,738
                                                                                                ------------------------------------
   Proceeds from shares sold - Investor Class ...............................................         268,435,994       211,722,231
   Proceeds from redemption fees - Investor Class ...........................................                   0                 0
   Reinvestment of distributions - Investor Class ...........................................          13,614,371        35,953,581
   Cost of shares redeemed - Investor Class .................................................        (177,775,742)     (357,201,396)
                                                                                                ------------------------------------
   Net increase (decrease) in net assets resulting from capital share transactions - Investor
     Class ..................................................................................         104,274,623      (109,525,584)
                                                                                                ------------------------------------
Net increase (decrease) in net assets resulting from capital share transactions - Total .....         147,842,907        56,544,918
                                                                                                ------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS .......................................................         187,350,744        62,389,309
                                                                                                ====================================
ENDING NET ASSETS ...........................................................................   $   1,335,407,701   $ 1,148,056,957
                                                                                                ====================================

                                                                                                          HIGH INCOME FUND
                                                                                                ------------------------------------
                                                                                                     For the
                                                                                                 Six Months Ended       For the
                                                                                                November 30, 2007      Year Ended
                                                                                                   (Unaudited)        May 31, 2007
------------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   Beginning Net Assets .....................................................................   $     345,783,581   $   325,122,408

OPERATIONS
   Net investment income (loss) .............................................................          11,406,989        24,022,687
   Net realized gain (loss) on investments ..................................................            (836,261)        2,985,353
   Net change in unrealized appreciation (depreciation) of investments ......................         (16,925,929)        8,626,704
                                                                                                ------------------------------------
Net increase (decrease) in net assets resulting from operations .............................          (6,355,201)       35,634,744
                                                                                                ------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM
   Net investment income
      Class C ...............................................................................                  NA                NA
      Administrator Class ...................................................................                  NA                NA
      Advisor Class .........................................................................          (3,912,891)       (8,605,354)
      Institutional Class ...................................................................              (9,136)         (123,483)
      Investor Class ........................................................................          (7,486,873)      (15,317,320)
                                                                                                ------------------------------------
Total distributions to shareholders .........................................................         (11,408,900)      (24,046,157)
                                                                                                ------------------------------------
CAPITAL SHARES TRANSACTIONS
   Proceeds from shares sold - Class C ......................................................                  NA                NA
   Reinvestment of distributions - Class C ..................................................                  NA                NA
   Cost of shares redeemed - Class C ........................................................                  NA                NA
                                                                                                ------------------------------------
   Net increase (decrease) in net assets resulting from capital share transactions -
     Class C ................................................................................                  NA                NA
                                                                                                ------------------------------------
   Proceeds from shares sold - Administrator Class ..........................................                  NA                NA
   Reinvestment of distributions - Administrator Class ......................................                  NA                NA
   Cost of shares redeemed - Administrator Class ............................................                  NA                NA
                                                                                                ------------------------------------
   Net increase (decrease) in net assets resulting from capital share transactions -
     Administrator Class ....................................................................                  NA                NA
                                                                                                ------------------------------------
   Proceeds from shares sold - Advisor Class ................................................           9,500,339        30,280,722
   Reinvestment of distributions - Advisor Class ............................................             296,453           864,623
   Cost of shares redeemed - Advisor Class ..................................................         (11,431,783)      (33,508,138)
                                                                                                ------------------------------------
   Net increase (decrease) in net assets resulting from capital share transactions - Advisor
     Class ..................................................................................          (1,634,991)       (2,362,793)
                                                                                                ------------------------------------
   Proceeds from shares sold - Institutional Class ..........................................              32,000            12,148
   Proceeds from redemption fees - Institutional Class ......................................                   4                 0
   Reinvestment of distributions - Institutional Class ......................................                 970            97,398
   Cost of shares redeemed - Institutional Class ............................................              (6,832)       (3,130,632)
                                                                                                ------------------------------------
   Net increase (decrease) in net assets resulting from capital share transactions -
     Institutional Class ....................................................................              26,142        (3,021,086)
                                                                                                ------------------------------------
   Proceeds from shares sold - Investor Class ...............................................          22,221,680        57,571,968
   Proceeds from redemption fees - Investor Class ...........................................               3,334                 0
   Reinvestment of distributions - Investor Class ...........................................           4,585,726        11,026,260
   Cost of shares redeemed - Investor Class .................................................         (48,806,311)      (54,141,763)
                                                                                                ------------------------------------
   Net increase (decrease) in net assets resulting from capital share transactions - Investor
     Class ..................................................................................         (21,995,571)       14,456,465
                                                                                                ------------------------------------
Net increase (decrease) in net assets resulting from capital share transactions - Total .....         (23,604,420)        9,072,586
                                                                                                ------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS .......................................................         (41,368,521)       20,661,173
                                                                                                ====================================
ENDING NET ASSETS ...........................................................................   $     304,415,060   $   345,783,581
                                                                                                ====================================

                                                                                                        SHORT-TERM BOND FUND
                                                                                                ------------------------------------
                                                                                                     For the
                                                                                                 Six Months Ended       For the
                                                                                                November 30, 2007      Year Ended
                                                                                                   (Unaudited)        May 31, 2007
------------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   Beginning Net Assets .....................................................................   $     386,438,010   $   469,018,138

OPERATIONS
   Net investment income (loss) .............................................................           9,556,068        21,111,617
   Net realized gain (loss) on investments ..................................................           1,326,194          (643,254)
   Net change in unrealized appreciation (depreciation) of investments ......................          (1,541,598)        2,045,165
                                                                                                ------------------------------------
Net increase (decrease) in net assets resulting from operations .............................           9,340,664        22,513,528
                                                                                                ------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM
   Net investment income
      Class C ...............................................................................                  NA                NA
      Administrator Class ...................................................................                  NA                NA
      Advisor Class .........................................................................            (188,910)         (317,615)
      Institutional Class ...................................................................          (2,233,528)       (3,752,966)
      Investor Class ........................................................................          (7,192,641)      (17,322,908)
                                                                                                ------------------------------------
Total distributions to shareholders .........................................................          (9,615,079)      (21,393,489)
                                                                                                ------------------------------------

CAPITAL SHARES TRANSACTIONS
   Proceeds from shares sold - Class C ......................................................                  NA                NA
   Reinvestment of distributions - Class C ..................................................                  NA                NA
   Cost of shares redeemed - Class C ........................................................                  NA                NA
                                                                                                ------------------------------------
   Net increase (decrease) in net assets resulting from capital share transactions -
     Class C ................................................................................                  NA                NA
                                                                                                ------------------------------------
   Proceeds from shares sold - Administrator Class ..........................................                  NA                NA
   Reinvestment of distributions - Administrator Class ......................................                  NA                NA
   Cost of shares redeemed - Administrator Class ............................................                  NA                NA
                                                                                                ------------------------------------
   Net increase (decrease) in net assets resulting from capital share transactions -
     Administrator Class ....................................................................                  NA                NA
                                                                                                ------------------------------------
   Proceeds from shares sold - Advisor Class ................................................           2,736,308         3,305,092
   Reinvestment of distributions - Advisor Class ............................................             126,785           275,475
   Cost of shares redeemed - Advisor Class ..................................................          (1,110,732)       (2,688,272)
                                                                                                ------------------------------------
   Net increase (decrease) in net assets resulting from capital share transactions - Advisor
     Class ..................................................................................           1,752,361           892,295
                                                                                                ------------------------------------
   Proceeds from shares sold - Institutional Class ..........................................           9,120,304        17,536,068
   Proceeds from redemption fees - Institutional Class ......................................                   2                 0
   Reinvestment of distributions - Institutional Class ......................................           1,686,632         3,397,056
   Cost of shares redeemed - Institutional Class ............................................          (5,197,540)       (7,224,514)
                                                                                                ------------------------------------
   Net increase (decrease) in net assets resulting from capital share transactions -
     Institutional Class ....................................................................           5,609,398        13,708,610
                                                                                                ------------------------------------
   Proceeds from shares sold - Investor Class ...............................................          12,046,581        36,728,895
   Proceeds from redemption fees - Investor Class ...........................................                  10                 0
   Reinvestment of distributions - Investor Class ...........................................           5,055,487        15,036,650
   Cost of shares redeemed - Investor Class .................................................         (34,849,014)     (150,066,617)
                                                                                                ------------------------------------
   Net increase (decrease) in net assets resulting from capital share transactions - Investor
     Class ..................................................................................         (17,746,936)      (98,301,072)
                                                                                                ------------------------------------
Net increase (decrease) in net assets resulting from capital share transactions - Total .....         (10,385,177)      (83,700,167)
                                                                                                ------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS .......................................................         (10,659,592)      (82,580,128)
                                                                                                ====================================
ENDING NET ASSETS ...........................................................................   $     375,778,418   $   386,438,010
                                                                                                ====================================

72 Wells Fargo Advantage Income Funds        Statements of Changes in Net Assets


                                                                                                        CORPORATE BOND FUND
                                                                                                ------------------------------------
                                                                                                     For the
                                                                                                 Six Months Ended       For the
                                                                                                November 30, 2007      Year Ended
                                                                                                   (Unaudited)        May 31, 2007
------------------------------------------------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED
   Shares sold - Class C ....................................................................                  NA                NA
   Shares issued in reinvestment of distributions - Class C .................................                  NA                NA
   Shares redeemed - Class C ................................................................                  NA                NA
                                                                                                ------------------------------------
   Net increase (decrease) in shares outstanding - Class C ..................................                  NA                NA
                                                                                                ------------------------------------
   Shares sold - Administrator Class ........................................................                  NA                NA
   Shares issued in reinvestment of distributions - Administrator Class .....................                  NA                NA
   Shares redeemed - Administrator Class ....................................................                  NA                NA
                                                                                                ------------------------------------
   Net increase (decrease) in shares outstanding - Administrator Class ......................                  NA                NA
                                                                                                ------------------------------------
   Shares sold - Advisor Class ..............................................................             444,141           569,124
   Shares issued in reinvestment of distributions - Advisor Class ...........................              29,332            65,272
   Shares redeemed - Advisor Class ..........................................................            (334,643)         (611,702)
                                                                                                ------------------------------------
   Net increase (decrease) in shares outstanding - Advisor Class ............................             138,830            22,694
                                                                                                ------------------------------------
   Shares sold - Institutional Class ........................................................             218,438           268,567
   Shares issued in reinvestment of distributions - Institutional Class .....................              49,038           104,225
   Shares redeemed - Institutional Class ....................................................             (80,441)         (201,184)
                                                                                                ------------------------------------
   Net increase (decrease) in shares outstanding - Institutional Class ......................             187,035           171,608
                                                                                                ------------------------------------
   Shares sold - Investor Class .............................................................           1,865,633         3,241,386
   Shares issued in reinvestment of distributions - Investor Class ..........................             361,970         1,006,839
   Shares redeemed - Investor Class .........................................................          (3,094,104)       (9,951,312)
                                                                                                ------------------------------------
   Net increase (decrease) in shares outstanding - Investor Class ...........................            (866,501)       (5,703,087)
                                                                                                ------------------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM CAPITAL SHARE TRANSACTIONS .....            (540,636)       (5,508,785)
                                                                                                ====================================

Ending balance of undistributed net investment income (loss) ................................   $          (1,305)  $         2,080
                                                                                                ------------------------------------

--------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets        Wells Fargo Advantage Income Funds 73


                                                                                                     GOVERNMENT SECURITIES FUND
                                                                                                ------------------------------------
                                                                                                     For the
                                                                                                 Six Months Ended       For the
                                                                                                November 30, 2007      Year Ended
                                                                                                   (Unaudited)        May 31, 2007
------------------------------------------------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED
   Shares sold - Class C ....................................................................              40,822            25,112
   Shares issued in reinvestment of distributions - Class C .................................               1,747             4,620
   Shares redeemed - Class C ................................................................             (22,712)          (34,040)
                                                                                                ------------------------------------
   Net increase (decrease) in shares outstanding - Class C ..................................              19,857            (4,308)
                                                                                                -----------------------------------
   Shares sold - Administrator Class ........................................................           5,484,848         7,677,562
   Shares issued in reinvestment of distributions - Administrator Class .....................             243,494           534,093
   Shares redeemed - Administrator Class ....................................................          (3,174,816)       (6,816,777)
                                                                                                ------------------------------------
   Net increase (decrease) in shares outstanding - Administrator Class ......................           2,553,526         1,394,878
                                                                                                ------------------------------------
   Shares sold - Advisor Class ..............................................................           1,419,531         2,595,721
   Shares issued in reinvestment of distributions - Advisor Class ...........................             115,616           279,945
   Shares redeemed - Advisor Class ..........................................................          (1,428,506)       (2,960,804)
                                                                                                ------------------------------------
   Net increase (decrease) in shares outstanding - Advisor Class ............................             106,641           (85,138)
                                                                                                ------------------------------------
   Shares sold - Institutional Class ........................................................           6,088,952        17,718,903
   Shares issued in reinvestment of distributions - Institutional Class .....................             485,185           487,986
   Shares redeemed - Institutional Class ....................................................          (5,057,159)       (3,432,904)
                                                                                                ------------------------------------
   Net increase (decrease) in shares outstanding - Institutional Class ......................           1,516,978        14,773,985
                                                                                                ------------------------------------
   Shares sold - Investor Class .............................................................          25,957,941        20,549,395
   Shares issued in reinvestment of distributions - Investor Class ..........................           1,323,344         3,487,799
   Shares redeemed - Investor Class .........................................................         (17,232,936)      (34,679,982)
                                                                                                ------------------------------------
   Net increase (decrease) in shares outstanding - Investor Class ...........................          10,048,349       (10,642,788)
                                                                                                ------------------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM CAPITAL SHARE TRANSACTIONS .....          14,245,351         5,436,629
                                                                                                ====================================

Ending balance of undistributed net investment income (loss) ................................   $        (963,640)  $         6,821
                                                                                                ------------------------------------

                                                                                                          HIGH INCOME FUND
                                                                                                ------------------------------------
                                                                                                     For the
                                                                                                 Six Months Ended       For the
                                                                                                November 30, 2007      Year Ended
                                                                                                   (Unaudited)        May 31, 2007
------------------------------------------------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED
   Shares sold - Class C ....................................................................                  NA                NA
   Shares issued in reinvestment of distributions - Class C .................................                  NA                NA
   Shares redeemed - Class C ................................................................                  NA                NA
                                                                                                ------------------------------------
   Net increase (decrease) in shares outstanding - Class C ..................................                  NA                NA
                                                                                                ------------------------------------
   Shares sold - Administrator Class ........................................................                  NA                NA
   Shares issued in reinvestment of distributions - Administrator Class .....................                  NA                NA
   Shares redeemed - Administrator Class ....................................................                  NA                NA
                                                                                                ------------------------------------
   Net increase (decrease) in shares outstanding - Administrator Class ......................                  NA                NA
                                                                                                ------------------------------------
   Shares sold - Advisor Class ..............................................................           1,251,652         3,930,328
   Shares issued in reinvestment of distributions - Advisor Class ...........................              39,112           111,739
   Shares redeemed - Advisor Class ..........................................................          (1,509,570)       (4,300,357)
                                                                                                ------------------------------------
   Net increase (decrease) in shares outstanding - Advisor Class ............................            (218,806)         (258,290)
                                                                                                ------------------------------------
   Shares sold - Institutional Class ........................................................               4,186             1,327
   Shares issued in reinvestment of distributions - Institutional Class .....................                 127            12,654
   Shares redeemed - Institutional Class ....................................................                (907)         (400,356)
                                                                                                ------------------------------------
   Net increase (decrease) in shares outstanding - Institutional Class ......................               3,406          (386,375)
                                                                                                ------------------------------------
   Shares sold - Investor Class .............................................................           2,914,665         7,401,241
   Shares issued in reinvestment of distributions - Investor Class ..........................             602,675         1,417,967
   Shares redeemed - Investor Class .........................................................          (6,397,558)       (6,962,687)
                                                                                                ------------------------------------
   Net increase (decrease) in shares outstanding - Investor Class ...........................          (2,880,218)        1,856,521
                                                                                                ------------------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM CAPITAL SHARE TRANSACTIONS .....          (3,095,618)        1,211,856
                                                                                                ====================================

Ending balance of undistributed net investment income (loss) ................................   $            (522)  $         1,389
                                                                                                ------------------------------------

                                                                                                        SHORT-TERM BOND FUND
                                                                                                ------------------------------------
                                                                                                     For the
                                                                                                 Six Months Ended       For the
                                                                                                November 30, 2007      Year Ended
                                                                                                   (Unaudited)        May 31, 2007
------------------------------------------------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED
   Shares sold - Class C ....................................................................                  NA                NA
   Shares issued in reinvestment of distributions - Class C .................................                  NA                NA
   Shares redeemed - Class C ................................................................                  NA                NA
                                                                                                ------------------------------------
   Net increase (decrease) in shares outstanding - Class C ..................................                  NA                NA
                                                                                                ------------------------------------
   Shares sold - Administrator Class ........................................................                  NA                NA
   Shares issued in reinvestment of distributions - Administrator Class .....................                  NA                NA
   Shares redeemed - Administrator Class ....................................................                  NA                NA
                                                                                                ------------------------------------
   Net increase (decrease) in shares outstanding - Administrator Class ......................                  NA                NA
                                                                                                ------------------------------------
   Shares sold - Advisor Class ..............................................................             322,965           388,639
   Shares issued in reinvestment of distributions - Advisor Class ...........................              14,963            32,379
   Shares redeemed - Advisor Class ..........................................................            (131,182)         (315,938)
                                                                                                ------------------------------------
   Net increase (decrease) in shares outstanding - Advisor Class ............................             206,746           105,080
                                                                                                ------------------------------------
   Shares sold - Institutional Class ........................................................           1,076,084         2,058,734
   Shares issued in reinvestment of distributions - Institutional Class .....................             198,827           398,859
   Shares redeemed - Institutional Class ....................................................            (613,426)         (848,687)
                                                                                                ------------------------------------
   Net increase (decrease) in shares outstanding - Institutional Class ......................             661,485         1,608,906
                                                                                                ------------------------------------
   Shares sold - Investor Class .............................................................           1,422,403         4,318,794
   Shares issued in reinvestment of distributions - Investor Class ..........................             596,650         1,767,689
   Shares redeemed - Investor Class .........................................................          (4,115,495)      (17,646,039)
                                                                                                ------------------------------------
   Net increase (decrease) in shares outstanding - Investor Class ...........................          (2,096,442)      (11,559,556)
                                                                                                ------------------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM CAPITAL SHARE TRANSACTIONS .....          (1,228,211)       (9,845,570)
                                                                                                ====================================

Ending balance of undistributed net investment income (loss) ................................   $         (56,133)  $         2,878
                                                                                                ------------------------------------

74 Wells Fargo Advantage Income Funds        Statements of Changes in Net Assets


                                                                                                   SHORT-TERM HIGH YIELD BOND FUND
                                                                                                  ----------------------------------
                                                                                                       For the
                                                                                                   Six Months Ended     For the
                                                                                                  November 30, 2007    Year Ended
                                                                                                     (Unaudited)       May 31, 2007
------------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
      Beginning Net Assets ....................................................................     $ 118,147,443     $ 131,016,584

OPERATIONS
   Net investment income (loss) ...............................................................         2,933,598         6,683,881
   Net realized gain (loss) on investments ....................................................        (1,135,951)          (74,367)
   Net change in unrealized appreciation (depreciation) of investments ........................        (1,594,995)          728,504
                                                                                                    --------------------------------
Net increase (decrease) in net assets resulting from operations ...............................           202,652         7,338,018
                                                                                                    --------------------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM
   Net investment income
      Administrator Class .....................................................................                NA                NA
      Advisor Class ...........................................................................          (605,695)       (1,517,280)
      Institutional Class .....................................................................                NA                NA
      Investor Class ..........................................................................        (2,329,875)       (5,163,846)
                                                                                                    --------------------------------
Total distributions to shareholders ...........................................................        (2,935,570)       (6,681,126)
                                                                                                    --------------------------------

CAPITAL SHARES TRANSACTIONS
   Proceeds from shares sold - Administrator Class ............................................                NA                NA
   Reinvestment of distributions - Administrator Class ........................................                NA                NA
   Cost of shares redeemed - Administrator Class ..............................................                NA                NA
                                                                                                    --------------------------------
   Net increase (decrease) in net assets resulting from capital share transactions -
      Administrator Class .....................................................................                NA                NA
                                                                                                    --------------------------------
   Proceeds from shares sold - Advisor Class ..................................................         1,800,179         4,616,514
   Reinvestment of distributions - Advisor Class ..............................................           475,144         1,441,379
   Cost of shares redeemed - Advisor Class ....................................................        (5,776,645)      (14,784,974)
                                                                                                    --------------------------------
   Net increase (decrease) in net assets resulting from capital share transactions -
      Advisor Class ...........................................................................        (3,501,322)       (8,727,081)
                                                                                                    --------------------------------
   Proceeds from shares sold - Institutional Class ............................................                NA                NA
   Reinvestment of distributions - Institutional Class ........................................                NA                NA
   Cost of shares redeemed - Institutional Class ..............................................                NA                NA
                                                                                                    --------------------------------
   Net increase (decrease) in net assets resulting from capital share transactions -
     Institutional Class ......................................................................                NA                NA
                                                                                                    --------------------------------
   Proceeds from shares sold - Investor Class .................................................         6,267,869        31,393,720
   Proceeds from redemption fees - Investor Class .............................................                16                NA
   Reinvestment of distributions - Investor Class .............................................         1,582,554         4,148,117
   Cost of shares redeemed - Investor Class ...................................................       (30,272,462)      (40,340,789)
                                                                                                    --------------------------------
   Net increase (decrease) in net assets resulting from capital share transactions -
      Investor Class ..........................................................................       (22,422,023)       (4,798,952)
                                                                                                    --------------------------------
Net increase (decrease) in net assets resulting from capital share transactions - Total .......       (25,923,345)      (13,526,033)
                                                                                                    --------------------------------
NET INCREASE (DECREASE) IN NET ASSETS .........................................................       (28,656,263)      (12,869,141)
                                                                                                    ================================
ENDING NET ASSETS .............................................................................     $  89,491,180     $ 118,147,443
                                                                                                    ================================

--------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets        Wells Fargo Advantage Income Funds 75


                                                                                                     ULTRA SHORT-TERM INCOME FUND
                                                                                                  ----------------------------------
                                                                                                        For the
                                                                                                  Six Months Ended       For the
                                                                                                  November 30, 2007     Year Ended
                                                                                                     (Unaudited)       May 31, 2007
------------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
   Beginning Net Assets .......................................................................     $ 822,637,462     $ 916,246,320

OPERATIONS
   Net investment income (loss) ...............................................................        21,451,167        44,958,220
   Net realized gain (loss) on investments ....................................................        (3,096,019)      (26,281,452)
   Net change in unrealized appreciation (depreciation) of investments ........................       (10,433,578)       24,733,348
                                                                                                    --------------------------------
Net increase (decrease) in net assets resulting from operations ...............................         7,921,570        43,410,116
                                                                                                    --------------------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM
   Net investment income
      Administrator Class .....................................................................          (511,033)         (410,957)
      Advisor Class ...........................................................................        (1,268,631)       (2,602,331)
      Institutional Class .....................................................................        (1,613,384)       (2,700,522)
      Investor Class ..........................................................................       (18,408,064)      (40,457,638)
                                                                                                    --------------------------------
Total distributions to shareholders ...........................................................       (21,801,112)      (46,171,448)
                                                                                                    --------------------------------

CAPITAL SHARES TRANSACTIONS
   Proceeds from shares sold - Administrator Class ............................................         5,605,452        14,910,513
   Reinvestment of distributions - Administrator Class ........................................           389,005           387,887
   Cost of shares redeemed - Administrator Class ..............................................        (3,233,338)       (4,379,159)
                                                                                                    --------------------------------
   Net increase (decrease) in net assets resulting from capital share transactions -
      Administrator Class .....................................................................         2,761,119        10,919,241
                                                                                                    --------------------------------
   Proceeds from shares sold - Advisor Class ..................................................        17,044,988        22,801,189
   Reinvestment of distributions - Advisor Class ..............................................           995,931         2,524,511
   Cost of shares redeemed - Advisor Class ....................................................       (11,591,838)      (31,225,664)
                                                                                                    --------------------------------
   Net increase (decrease) in net assets resulting from capital share transactions -
      Advisor Class ...........................................................................         6,449,081        (5,899,964)
                                                                                                    --------------------------------
   Proceeds from shares sold - Institutional Class ............................................        49,253,922        43,137,773
   Reinvestment of distributions - Institutional Class ........................................         1,237,875         2,513,289
   Cost of shares redeemed - Institutional Class ..............................................       (25,320,770)      (50,993,064)
                                                                                                    --------------------------------
   Net increase (decrease) in net assets resulting from capital share transactions -
      Institutional Class .....................................................................        25,171,027        (5,342,002)
                                                                                                    --------------------------------
   Proceeds from shares sold - Investor Class .................................................       137,940,702       256,188,121
   Proceeds from redemption fees - Investor Class .............................................                 0                 0
   Reinvestment of distributions - Investor Class .............................................        13,877,255        36,151,047
   Cost of shares redeemed - Investor Class ...................................................      (212,444,915)     (382,863,969)
                                                                                                    --------------------------------
   Net increase (decrease) in net assets resulting from capital share transactions -
      Investor Class ..........................................................................       (60,626,958)      (90,524,801)
                                                                                                    --------------------------------
Net increase (decrease) in net assets resulting from capital share transactions - Total .......       (26,245,731)      (90,847,526)
                                                                                                    --------------------------------
NET INCREASE (DECREASE) IN NET ASSETS .........................................................       (40,125,273)      (93,608,858)
                                                                                                    ================================
ENDING NET ASSETS .............................................................................     $ 782,512,189     $ 822,637,462
                                                                                                    ================================

76 Wells Fargo Advantage Income Funds        Statements of Changes in Net Assets


                                                                                                    SHORT-TERM HIGH YIELD BOND FUND
                                                                                                  ----------------------------------
                                                                                                       For the
                                                                                                   Six Months Ended      For the
                                                                                                  November 30, 2007     Year Ended
                                                                                                     (Unaudited)       May 31, 2007
------------------------------------------------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED
   Shares sold - Administrator Class ..........................................................                NA                NA
   Shares issued in reinvestment of distributions - Administrator Class .......................                NA                NA
   Shares redeemed - Administrator Class ......................................................                NA                NA
                                                                                                    --------------------------------
   Net increase (decrease) in shares outstanding - Administrator Class ........................                NA                NA
                                                                                                    --------------------------------
   Shares sold - Advisor Class ................................................................           213,509           542,259
   Shares issued in reinvestment of distributions - Advisor Class                                          56,686           169,144
   Shares redeemed - Advisor Class ............................................................          (688,437)       (1,734,692)
                                                                                                    --------------------------------
   Net increase (decrease) in shares outstanding - Advisor Class ..............................          (418,242)       (1,023,289)
                                                                                                    --------------------------------
   Shares sold - Institutional Class ..........................................................                NA                NA
   Shares issued in reinvestment of distributions - Institutional Class .......................                NA                NA
   Shares redeemed - Institutional Class ......................................................                NA                NA
                                                                                                    --------------------------------
   Net increase (decrease) in shares outstanding - Institutional Class ........................                NA                NA
                                                                                                    --------------------------------
   Shares sold - Investor Class ...............................................................           745,693         3,678,904
   Shares issued in reinvestment of distributions - Investor Class ............................           188,721           486,729
   Shares redeemed - Investor Class ...........................................................        (3,592,080)       (4,738,595)
                                                                                                    --------------------------------
   Net increase (decrease) in shares outstanding - Investor Class .............................        (2,657,666)         (572,962)
                                                                                                    --------------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM CAPITAL SHARE TRANSACTIONS .......        (3,075,908)       (1,596,251)
                                                                                                    ================================
Ending balance of undistributed net investment income (loss) ..................................     $      (1,135)    $         837
                                                                                                    --------------------------------

--------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets        Wells Fargo Advantage Income Funds 77


                                                                                                     ULTRA SHORT-TERM INCOME FUND
                                                                                                  ----------------------------------
                                                                                                       For the
                                                                                                   Six Months Ended      For the
                                                                                                  November 30, 2007    Year Ended
                                                                                                     (Unaudited)      May 31, 2007
------------------------------------------------------------------------------------------------------------------------------------
SHARES ISSUED AND REDEEMED
   Shares sold - Administrator Class ..........................................................           622,397         1,643,333
   Shares issued in reinvestment of distributions - Administrator Class .......................            43,276            42,759
   Shares redeemed - Administrator Class ......................................................          (359,185)         (482,412)
                                                                                                    --------------------------------
   Net increase (decrease) in shares outstanding - Administrator Class ........................           306,488         1,203,680
                                                                                                    --------------------------------
   Shares sold - Advisor Class ................................................................         1,892,498         2,503,950
   Shares issued in reinvestment of distributions - Advisor Class .............................           110,422           277,312
   Shares redeemed - Advisor Class ............................................................        (1,285,393)       (3,429,697)
                                                                                                    --------------------------------
   Net increase (decrease) in shares outstanding - Advisor Class ..............................           717,527          (648,435)
                                                                                                    --------------------------------
   Shares sold - Institutional Class ..........................................................         5,451,035         4,734,959
   Shares issued in reinvestment of distributions - Institutional Class .......................           137,414           276,088
   Shares redeemed - Institutional Class ......................................................        (2,814,557)       (5,598,915)
                                                                                                    --------------------------------
   Net increase (decrease) in shares outstanding - Institutional Class ........................         2,773,892          (587,868)
                                                                                                    --------------------------------
   Shares sold - Investor Class ...............................................................        15,276,258        28,121,346
   Shares issued in reinvestment of distributions - Investor Class ............................         1,538,237         3,970,050
   Shares redeemed - Investor Class ...........................................................       (23,568,170)      (42,029,060)
                                                                                                    --------------------------------
   Net increase (decrease) in shares outstanding - Investor Class .............................        (6,753,675)       (9,937,664)
                                                                                                    --------------------------------
NET INCREASE (DECREASE) IN SHARES OUTSTANDING RESULTING FROM CAPITAL SHARE TRANSACTIONS .......        (2,955,768)       (9,970,287)
                                                                                                    ================================
Ending balance of undistributed net investment income (loss) ..................................     $    (344,214)    $       5,731
                                                                                                    --------------------------------

78 Wells Fargo Advantage Income Funds                       Financial Highlights


                                                       Beginning                    Net Realized    Distributions
                                                       Net Asset        Net        and Unrealized      from Net
                                                       Value Per     Investment      Gain (Loss)      Investment
                                                         Share     Income (Loss)   on Investments       Income
-----------------------------------------------------------------------------------------------------------------
CORPORATE BOND FUND
-----------------------------------------------------------------------------------------------------------------
Advisor Class
June 1, 2007 to November 30, 2007 (Unaudited) ......    $ 10.16         0.25            0.08            (0.25)
June 1, 2006 to May 31, 2007 .......................    $  9.96         0.50            0.20            (0.50)
June 1, 2005 to May 31, 2006 .......................    $ 10.58         0.49           (0.62)           (0.49)
November 1, 2004 to May 31, 2005 4 .................    $ 10.67         0.29           (0.09)           (0.29)
November 1, 2003 to October 31, 2004 ..............     $ 10.42         0.49            0.25            (0.49)
November 1, 2002 to October 31, 2003 ...............    $  9.54         0.52            0.88            (0.52)
November 1, 2001 to October 31, 2002 ...............    $ 10.80         0.63           (1.25)           (0.64)

Institutional Class
June 1, 2007 to November 30, 2007 (Unaudited) ......    $ 10.16         0.27            0.08            (0.27)
June 1, 2006 to May 31, 2007 .......................    $  9.96         0.54            0.20            (0.54)
June 1, 2005 to May 31, 2006 .......................    $ 10.57         0.53           (0.61)           (0.53)
November 1, 2004 to May 31, 2005 4 .................    $ 10.65         0.31           (0.08)           (0.31)
November 1, 2003 to October 31, 2004 ...............    $ 10.41         0.55            0.24            (0.55)
November 1, 2002 to October 31, 2003 ...............    $  9.53         0.57            0.88            (0.57)
November 1, 2001 to October 31, 2002 ...............    $ 10.79         0.68           (1.25)           (0.69)

Investor Class
June 1, 2007 to November 30, 2007 (Unaudited) ......    $ 10.17         0.25            0.08            (0.25)
June 1, 2006 to May 31, 2007 .......................    $  9.96         0.50            0.21            (0.50)
June 1, 2005 to May 31, 2006 .......................    $ 10.59         0.48           (0.63)           (0.48)
November 1, 2004 to May 31, 2005 4 .................    $ 10.67         0.29           (0.08)           (0.29)
November 1, 2003 to October 31, 2004 ...............    $ 10.42         0.50            0.25            (0.50)
November 1, 2002 to October 31, 2003 ...............    $  9.54         0.53            0.88            (0.53)
November 1, 2001 to October 31, 2002 ...............    $ 10.80         0.65           (1.26)           (0.65)

GOVERNMENT SECURITIES FUND
-----------------------------------------------------------------------------------------------------------------
Class C
June 1, 2007 to November 30, 2007 (Unaudited) ......    $ 10.22         0.20            0.33            (0.21)
June 1, 2006 to May 31, 2007 .......................    $ 10.15         0.40            0.09            (0.42)
June 1, 2005 to May 31, 2006 .......................    $ 10.77         0.35           (0.50)           (0.41)
November 1, 2004 to May 31, 2005 4 .................    $ 10.92         0.12            0.01            (0.16)
November 1, 2003 to October 31, 2004 ...............    $ 11.05         0.15            0.20            (0.25)
December 26, 2002 5 to October 31, 2003 ............    $ 11.14         0.19           (0.06)           (0.22)

Administrator Class
June 1, 2007 to November 30, 2007 (Unaudited) ......    $ 10.22         0.25            0.34            (0.26)
June 1, 2006 to May 31, 2007 .......................    $ 10.15         0.50            0.09            (0.52)
June 1, 2005 to May 31, 2006 .......................    $ 10.77         0.48           (0.53)           (0.51)
April 11, 2005 5 to May 31, 2005 4 .................    $ 10.61         0.05            0.17            (0.06)

Advisor Class
June 1, 2007 to November 30, 2007 (Unaudited) ......    $ 10.22         0.24            0.34            (0.25)
June 1, 2006 to May 31, 2007 .......................    $ 10.15         0.48            0.09            (0.50)
June 1, 2005 to May 31, 2006 .......................    $ 10.77         0.43           (0.51)           (0.48)
November 1, 2004 to May 31, 2005 4 .................    $ 10.93         0.20            0.00 6          (0.24)
November 1, 2003 to October 31, 2004 ...............    $ 11.05         0.25            0.21            (0.35)
November 1, 2002 to October 31, 2003 ...............    $ 11.35         0.25            0.07            (0.36)
November 1, 2001 to October 31, 2002 ...............    $ 11.25         0.42            0.30            (0.46)

--------------------------------------------------------------------------------
1 During each period, various fees and expenses were waived and reimbursed as indicated. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements (Note
      3).

2 Total return calculations do not include any sales charges, and would have been lower had certain expenses not been waived or reimbursed during the periods shown. Returns for periods of less than one year are not annualized.

3 Calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

4     In 2005, the Fund changed its fiscal year-end from October 31 to May 31.

5     Commencement of operations.

6     Amount calculated is less than $0.005.

The accompanying notes are an integral part of these financial statements.

Financial Highlights                       Wells Fargo Advantage Income Funds 79


                                                        Distributions    Ending
                                                          from Net      Net Asset
                                                       Realized Gains   Value Per
                                                                          Share
---------------------------------------------------------------------------------
CORPORATE BOND FUND
---------------------------------------------------------------------------------
Advisor Class
June 1, 2007 to November 30, 2007 (Unaudited) ......        0.00         $ 10.24
June 1, 2006 to May 31, 2007 .......................        0.00         $ 10.16
June 1, 2005 to May 31, 2006 .......................        0.00         $  9.96
November 1, 2004 to May 31, 2005 4 .................        0.00         $ 10.58
November 1, 2003 to October 31, 2004 ...............        0.00         $ 10.67
November 1, 2002 to October 31, 2003 ...............        0.00         $ 10.42
November 1, 2001 to October 31, 2002 ...............        0.00         $  9.54

Institutional Class
June 1, 2007 to November 30, 2007 (Unaudited) ......        0.00         $ 10.24
June 1, 2006 to May 31, 2007 .......................        0.00         $ 10.16
June 1, 2005 to May 31, 2006 .......................        0.00         $  9.96
November 1, 2004 to May 31, 2005 4 .................        0.00         $ 10.57
November 1, 2003 to October 31, 2004 ...............        0.00         $ 10.65
November 1, 2002 to October 31, 2003 ...............        0.00         $ 10.41
November 1, 2001 to October 31, 2002 ...............        0.00         $  9.53

Investor Class
June 1, 2007 to November 30, 2007 (Unaudited) ......        0.00         $ 10.25
June 1, 2006 to May 31, 2007 .......................        0.00         $ 10.17
June 1, 2005 to May 31, 2006 .......................        0.00         $  9.96
November 1, 2004 to May 31, 2005 4 .................        0.00         $ 10.59
November 1, 2003 to October 31, 2004 ...............        0.00         $ 10.67
November 1, 2002 to October 31, 2003 ...............        0.00         $ 10.42
November 1, 2001 to October 31, 2002 ...............        0.00         $  9.54

GOVERNMENT SECURITIES FUND
---------------------------------------------------------------------------------
Class C
June 1, 2007 to November 30, 2007 (Unaudited) ......        0.00         $ 10.54
June 1, 2006 to May 31, 2007 .......................        0.00         $ 10.22
June 1, 2005 to May 31, 2006 .......................       (0.06)        $ 10.15
November 1, 2004 to May 31, 2005 4 .................       (0.12)        $ 10.77
November 1, 2003 to October 31, 2004 ...............       (0.23)        $ 10.92
December 26, 2002 5 to October 31, 2003 ............        0.00         $ 11.05

Administrator Class
June 1, 2007 to November 30, 2007 (Unaudited) ......        0.00         $ 10.55
June 1, 2006 to May 31, 2007 .......................        0.00         $ 10.22
June 1, 2005 to May 31, 2006 .......................       (0.06)        $ 10.15
April 11, 2005 5 to May 31, 2005 4 .................        0.00         $ 10.77

Advisor Class
June 1, 2007 to November 30, 2007 (Unaudited) ......        0.00         $ 10.55
June 1, 2006 to May 31, 2007 .......................        0.00         $ 10.22
June 1, 2005 to May 31, 2006 .......................       (0.06)        $ 10.15
November 1, 2004 to May 31, 2005 4 .................       (0.12)        $ 10.77
November 1, 2003 to October 31, 2004 ...............       (0.23)        $ 10.93
November 1, 2002 to October 31, 2003 ...............       (0.26)        $ 11.05
November 1, 2001 to October 31, 2002 ...............       (0.16)        $ 11.35

                                                          Ratio to Average Net Assets (Annualized) 1
                                                       -----------------------------------------------
                                                       Net Investment     Gross    Expenses      Net       Total
                                                        Income (Loss)   Expenses    Waived    Expenses   Return 2
-----------------------------------------------------------------------------------------------------------------
CORPORATE BOND FUND
-----------------------------------------------------------------------------------------------------------------
Advisor Class
June 1, 2007 to November 30, 2007 (Unaudited) ......        5.00%         1.12%     (0.17)%     0.95%      3.44%
June 1, 2006 to May 31, 2007 .......................        4.93%         1.13%     (0.16)%     0.97%      7.15%
June 1, 2005 to May 31, 2006 .......................        4.68%         1.11%     (0.11)%     1.00%     (1.33)%
November 1, 2004 to May 31, 2005 4 .................        4.60%         1.23%     (0.16)%     1.07%      1.85%
November 1, 2003 to October 31, 2004 ...............        4.70%         1.20%     (0.08)%     1.12%      7.29%
November 1, 2002 to October 31, 2003 ...............        5.10%         1.16%     (0.03)%     1.13%     14.89%
November 1, 2001 to October 31, 2002 ...............        6.40%         1.15%     (0.03)%     1.12%     (5.84)%

Institutional Class
June 1, 2007 to November 30, 2007 (Unaudited) ......        5.34%         0.67%     (0.06)%     0.61%      3.61%
June 1, 2006 to May 31, 2007 .......................        5.29%         0.68%     (0.07)%     0.61%      7.53%
June 1, 2005 to May 31, 2006 .......................        5.01%         0.65%     (0.04)%     0.61%     (0.85)%
November 1, 2004 to May 31, 2005 4 .................        5.08%         0.65%     (0.04)%     0.61%      2.21%
November 1, 2003 to October 31, 2004 ...............        5.23%         0.60%     (0.03)%     0.57%      7.78%
November 1, 2002 to October 31, 2003 ...............        5.59%         0.60%     (0.01)%     0.59%     15.51%
November 1, 2001 to October 31, 2002 ...............        7.00%         0.59%     (0.01)%     0.58%     (5.35)%

Investor Class
June 1, 2007 to November 30, 2007 (Unaudited) ......        4.97%         1.27%     (0.29)%     0.98%      3.32%
June 1, 2006 to May 31, 2007 .......................        4.90%         1.31%     (0.31)%     1.00%      7.22%
June 1, 2005 to May 31, 2006 .......................        4.65%         1.28%     (0.25)%     1.03%     (1.46)%
November 1, 2004 to May 31, 2005 4 .................        4.62%         1.13%     (0.09)%     1.04%      1.95%
November 1, 2003 to October 31, 2004 ...............        4.78%         1.07%     (0.03)%     1.04%      7.39%
November 1, 2002 to October 31, 2003 ...............        5.20%         1.04%     (0.01)%     1.03%     15.00%
November 1, 2001 to October 31, 2002 ...............        6.60%         0.99%      0.00%      0.99%     (5.71)%

GOVERNMENT SECURITIES FUND
-----------------------------------------------------------------------------------------------------------------
Class C
June 1, 2007 to November 30, 2007 (Unaudited) ......        3.89%         1.79%     (0.09)%     1.70%      5.24%
June 1, 2006 to May 31, 2007 .......................        3.87%         1.81%     (0.11)%     1.70%      4.89%
June 1, 2005 to May 31, 2006 .......................        3.39%         1.80%     (0.10)%     1.70%     (1.48)%
November 1, 2004 to May 31, 2005 4 .................        2.14%         2.30%     (0.04)%     2.26%      1.24%
November 1, 2003 to October 31, 2004 ...............        1.65%         2.10%     (0.04)%     2.06%      3.20%
December 26, 2002 5 to October 31, 2003 ............        1.25%         2.17%     (0.06)%     2.11%      1.18%

Administrator Class
June 1, 2007 to November 30, 2007 (Unaudited) ......        4.89%         0.87%     (0.17)%     0.70%      5.86%
June 1, 2006 to May 31, 2007 .......................        4.87%         0.88%     (0.18)%     0.70%      5.94%
June 1, 2005 to May 31, 2006 .......................        4.50%         0.88%     (0.18)%     0.70%     (0.49)%
April 11, 2005 5 to May 31, 2005 4 .................        3.54%         0.83%     (0.16)%     0.67%      2.12%

Advisor Class
June 1, 2007 to November 30, 2007 (Unaudited) ......        4.69%         1.05%     (0.15)%     0.90%      5.76%
June 1, 2006 to May 31, 2007 .......................        4.64%         1.06%     (0.14)%     0.92%      5.71%
June 1, 2005 to May 31, 2006 .......................        4.14%         1.05%     (0.10)%     0.95%     (0.74)%
November 1, 2004 to May 31, 2005 4 .................        3.33%         1.16%     (0.09)%     1.07%      1.85%
November 1, 2003 to October 31, 2004 ...............        2.57%         1.18%     (0.06)%     1.12%      4.27%
November 1, 2002 to October 31, 2003 ...............        2.33%         1.12%     (0.01)%     1.11%      2.89%
November 1, 2001 to October 31, 2002 ...............        3.68%         1.14%     (0.04)%     1.10%      6.77%

                                                       Portfolio    Net Assets at
                                                        Turnover    End of Period
                                                         Rate 3    (000's omitted)
----------------------------------------------------------------------------------
CORPORATE BOND FUND
----------------------------------------------------------------------------------
Advisor Class
June 1, 2007 to November 30, 2007 (Unaudited) ......       87%           $  15,954
June 1, 2006 to May 31, 2007 .......................      162%           $  14,418
June 1, 2005 to May 31, 2006 .......................      157%           $  13,899
November 1, 2004 to May 31, 2005 4 .................       85%           $  17,440
November 1, 2003 to October 31, 2004 ...............      133%           $  20,396
November 1, 2002 to October 31, 2003 ...............      205%           $  28,663
November 1, 2001 to October 31, 2002 ...............      412%           $  30,529

Institutional Class
June 1, 2007 to November 30, 2007 (Unaudited) ......       87%           $  23,552
June 1, 2006 to May 31, 2007 .......................      162%           $  21,467
June 1, 2005 to May 31, 2006 .......................      157%           $  19,323
November 1, 2004 to May 31, 2005 4 .................       85%           $  74,568
November 1, 2003 to October 31, 2004 ...............      133%           $  71,061
November 1, 2002 to October 31, 2003 ...............      205%           $  76,644
November 1, 2001 to October 31, 2002 ...............      412%           $  43,487

Investor Class
June 1, 2007 to November 30, 2007 (Unaudited) ......       87%           $ 202,569
June 1, 2006 to May 31, 2007 .......................      162%           $ 209,799
June 1, 2005 to May 31, 2006 .......................      157%           $ 262,325
November 1, 2004 to May 31, 2005 4 .................       85%           $ 344,329
November 1, 2003 to October 31, 2004 ...............      133%           $ 432,598
November 1, 2002 to October 31, 2003 ...............      205%           $ 555,582
November 1, 2001 to October 31, 2002 ...............      412%           $ 683,288

GOVERNMENT SECURITIES FUND
----------------------------------------------------------------------------------
Class C
June 1, 2007 to November 30, 2007 (Unaudited) ......      105%           $   1,587
June 1, 2006 to May 31, 2007 .......................      159%           $   1,335
June 1, 2005 to May 31, 2006 .......................      207%           $   1,370
November 1, 2004 to May 31, 2005 4 .................      139%           $   2,257
November 1, 2003 to October 31, 2004 ...............      390%           $   2,979
December 26, 2002 5 to October 31, 2003 ............      531%           $   2,925

Administrator Class
June 1, 2007 to November 30, 2007 (Unaudited) ......      105%           $ 148,059
June 1, 2006 to May 31, 2007 .......................      159%           $ 117,347
June 1, 2005 to May 31, 2006 .......................      207%           $ 102,434
April 11, 2005 5 to May 31, 2005 4 .................      139%           $      60

Advisor Class
June 1, 2007 to November 30, 2007 (Unaudited) ......      105%           $  62,813
June 1, 2006 to May 31, 2007 .......................      159%           $  59,760
June 1, 2005 to May 31, 2006 .......................      207%           $  60,242
November 1, 2004 to May 31, 2005 4 .................      139%           $  69,267
November 1, 2003 to October 31, 2004 ...............      390%           $  76,283
November 1, 2002 to October 31, 2003 ...............      531%           $ 120,753
November 1, 2001 to October 31, 2002 ...............      519%           $ 106,721

80 Wells Fargo Advantage Income Funds                       Financial Highlights


                                                       Beginning                    Net Realized    Distributions
                                                       Net Asset        Net        and Unrealized     from Net
                                                       Value Per     Investment      Gain (Loss)     Investment
                                                         Share     Income (Loss)   on Investments      Income
-----------------------------------------------------------------------------------------------------------------
GOVERNMENT SECURITIES FUND (continued)
-----------------------------------------------------------------------------------------------------------------
Institutional Class
June 1, 2007 to November 30, 2007 (Unaudited) ......    $10.21          0.26            0.34          (0.27)
June 1, 2006 to May 31, 2007 .......................    $10.14          0.54            0.08          (0.55)
June 1, 2005 to May 31, 2006 .......................    $10.77          0.49           (0.53)         (0.53)
November 1, 2004 to May 31, 2005 4 .................    $10.93          0.23            0.00 6        (0.27)
November 1, 2003 to October 31, 2004 ...............    $11.05          0.32            0.21          (0.42)
November 1, 2002 to October 31, 2003 ...............    $11.36          0.34            0.05          (0.44)
November 1, 2001 to October 31, 2002 ...............    $11.26          0.48            0.31          (0.53)

Investor Class
June 1, 2007 to November 30, 2007 (Unaudited) ......    $10.22          0.24            0.34          (0.25)
June 1, 2006 to May 31, 2007 .......................    $10.16          0.47            0.09          (0.50)
June 1, 2005 to May 31, 2006 .......................    $10.77          0.42           (0.49)         (0.48)
November 1, 2004 to May 31, 2005 4 .................    $10.93          0.20            0.00 6        (0.24)
November 1, 2003 to October 31, 2004 ...............    $11.05          0.26            0.21          (0.36)
November 1, 2002 to October 31, 2003 ...............    $11.36          0.28            0.05          (0.38)
November 1, 2001 to October 31, 2002 ...............    $11.26          0.43            0.31          (0.48)

HIGH INCOME FUND
-----------------------------------------------------------------------------------------------------------------
Advisor Class
June 1, 2007 to November 30, 2007 (Unaudited) ......    $ 7.89          0.27           (0.41)         (0.27)
June 1, 2006 to May 31, 2007 .......................    $ 7.63          0.55            0.26          (0.55)
June 1, 2005 to May 31, 2006 .......................    $ 7.63          0.53            0.02          (0.55)
November 1, 2004 to May 31, 2005 4 .................    $ 7.84          0.30           (0.21)         (0.30)
November 1, 2003 to October 31, 2004 ...............    $ 7.49          0.53            0.35          (0.53)
November 1, 2002 to October 31, 2003 ...............    $ 6.31          0.55            1.18          (0.55)
November 1, 2001 to October 31, 2002 ...............    $ 7.74          0.77           (1.43)         (0.77)

Institutional Class
June 1, 2007 to November 30, 2007 (Unaudited) ......    $ 7.96          0.29           (0.42)         (0.29)
June 1, 2006 to May 31, 2007 .......................    $ 7.70          0.59            0.26          (0.59)
June 1, 2005 to May 31, 2006 .......................    $ 7.69          0.45            0.13          (0.58)
November 1, 2004 to May 31, 2005 4 .................    $ 7.88          0.33           (0.19)         (0.33)
November 1, 2003 to October 31, 2004 ...............    $ 7.53          0.58            0.35          (0.58)
November 1, 2002 to October 31, 2003 ...............    $ 6.35          0.61            1.17          (0.60)
November 1, 2001 to October 31, 2002 ...............    $ 7.75          0.82           (1.40)         (0.82)

Investor Class
June 1, 2007 to November 30, 2007 (Unaudited) ......    $ 7.92          0.27           (0.41)         (0.27)
June 1, 2006 to May 31, 2007 .......................    $ 7.66          0.55            0.26          (0.55)
June 1, 2005 to May 31, 2006 .......................    $ 7.66          0.41            0.14          (0.55)
November 1, 2004 to May 31, 2005 4 .................    $ 7.86          0.31           (0.20)         (0.31)
November 1, 2003 to October 31, 2004 ...............    $ 7.51          0.54            0.35          (0.54)
November 1, 2002 to October 31, 2003 ...............    $ 6.33          0.57            1.18          (0.57)
November 1, 2001 to October 31, 2002 ...............    $ 7.75          0.78           (1.42)         (0.78)

SHORT-TERM BOND FUND
-----------------------------------------------------------------------------------------------------------------
Advisor Class
June 1, 2007 to November 30, 2007 (Unaudited) ......    $ 8.49          0.21           (0.01)         (0.21)
June 1, 2006 to May 31, 2007 .......................    $ 8.47          0.40            0.03          (0.41)
June 1, 2005 to May 31, 2006 .......................    $ 8.62          0.35           (0.13)         (0.37)
November 1, 2004 to May 31, 2005 4 .................    $ 8.77          0.18           (0.14)         (0.19)
November 1, 2003 to October 31, 2004 ...............    $ 8.81          0.26           (0.01)         (0.29)
November 1, 2002 to October 31, 2003 ...............    $ 8.78          0.29            0.07          (0.33)
November 1, 2001 to October 31, 2002 ...............    $ 9.40          0.42           (0.60)         (0.44)

Institutional Class
June 1, 2007 to November 30, 2007 (Unaudited) ......    $ 8.49          0.23            0.00          (0.23)
June 1, 2006 to May 31, 2007 .......................    $ 8.48          0.44            0.01          (0.44)
June 1, 2005 to May 31, 2006 .......................    $ 8.63          0.39           (0.14)         (0.40)
November 1, 2004 to May 31, 2005 4 .................    $ 8.78          0.20           (0.14)         (0.21)
November 1, 2003 to October 31, 2004 ...............    $ 8.82          0.31           (0.01)         (0.34)
November 1, 2002 to October 31, 2003 ...............    $ 8.79          0.34            0.08          (0.39)
November 1, 2001 to October 31, 2002 ...............    $ 9.40          0.48           (0.59)         (0.50)

--------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

Financial Highlights                       Wells Fargo Advantage Income Funds 81


                                                                           Ending
                                                        Distributions    Net Asset
                                                          from Net       Value Per
                                                       Realized Gains      Share
-----------------------------------------------------------------------------------
GOVERNMENT SECURITIES FUND (continued)
-----------------------------------------------------------------------------------
Institutional Class
June 1, 2007 to November 30, 2007 (Unaudited) ......        0.00          $10.54
June 1, 2006 to May 31, 2007 .......................        0.00          $10.21
June 1, 2005 to May 31, 2006 .......................       (0.06)         $10.14
November 1, 2004 to May 31, 2005 4 .................       (0.12)         $10.77
November 1, 2003 to October 31, 2004 ...............       (0.23)         $10.93
November 1, 2002 to October 31, 2003 ...............       (0.26)         $11.05
November 1, 2001 to October 31, 2002 ...............       (0.16)         $11.36

Investor Class
June 1, 2007 to November 30, 2007 (Unaudited) ......        0.00          $10.55
June 1, 2006 to May 31, 2007 .......................        0.00          $10.22
June 1, 2005 to May 31, 2006 .......................       (0.06)         $10.16
November 1, 2004 to May 31, 2005 4 .................       (0.12)         $10.77
November 1, 2003 to October 31, 2004 ...............       (0.23)         $10.93
November 1, 2002 to October 31, 2003 ...............       (0.26)         $11.05
November 1, 2001 to October 31, 2002 ...............       (0.16)         $11.36

HIGH INCOME FUND
-----------------------------------------------------------------------------------
Advisor Class
June 1, 2007 to November 30, 2007 (Unaudited) ......        0.00          $ 7.48
June 1, 2006 to May 31, 2007 .......................        0.00          $ 7.89
June 1, 2005 to May 31, 2006 .......................        0.00          $ 7.63
November 1, 2004 to May 31, 2005 4 .................        0.00          $ 7.63
November 1, 2003 to October 31, 2004 ...............        0.00          $ 7.84
November 1, 2002 to October 31, 2003 ...............        0.00          $ 7.49
November 1, 2001 to October 31, 2002 ...............        0.00          $ 6.31

Institutional Class
June 1, 2007 to November 30, 2007 (Unaudited) ......        0.00          $ 7.54
June 1, 2006 to May 31, 2007 .......................        0.00          $ 7.96
June 1, 2005 to May 31, 2006 .......................        0.00          $ 7.70
November 1, 2004 to May 31, 2005 4 .................        0.00          $ 7.69
November 1, 2003 to October 31, 2004 ...............        0.00          $ 7.88
November 1, 2002 to October 31, 2003 ...............        0.00          $ 7.53
November 1, 2001 to October 31, 2002 ...............        0.00          $ 6.35

Investor Class
June 1, 2007 to November 30, 2007 (Unaudited) ......        0.00          $ 7.51
June 1, 2006 to May 31, 2007 .......................        0.00          $ 7.92
June 1, 2005 to May 31, 2006 .......................        0.00          $ 7.66
November 1, 2004 to May 31, 2005 4 .................        0.00          $ 7.66
November 1, 2003 to October 31, 2004 ...............        0.00          $ 7.86
November 1, 2002 to October 31, 2003 ...............        0.00          $ 7.51
November 1, 2001 to October 31, 2002 ...............        0.00          $ 6.33

SHORT-TERM BOND FUND
----------------------------------------------------------------------------------
Advisor Class
June 1, 2007 to November 30, 2007 (Unaudited) ......        0.00          $ 8.48
June 1, 2006 to May 31, 2007 .......................        0.00          $ 8.49
June 1, 2005 to May 31, 2006 .......................        0.00          $ 8.47
November 1, 2004 to May 31, 2005 4 .................        0.00          $ 8.62
November 1, 2003 to October 31, 2004 ...............        0.00          $ 8.77
November 1, 2002 to October 31, 2003 ...............        0.00          $ 8.81
November 1, 2001 to October 31, 2002 ...............        0.00          $ 8.78

Institutional Class
June 1, 2007 to November 30, 2007 (Unaudited) ......        0.00          $ 8.49
June 1, 2006 to May 31, 2007 .......................        0.00          $ 8.49
June 1, 2005 to May 31, 2006 .......................        0.00          $ 8.48
November 1, 2004 to May 31, 2005 4 .................        0.00          $ 8.63
November 1, 2003 to October 31, 2004 ...............        0.00          $ 8.78
November 1, 2002 to October 31, 2003 ...............        0.00          $ 8.82
November 1, 2001 to October 31, 2002 ...............        0.00          $ 8.79

                                                          Ratio to Average Net Assets (Annualized) 1
                                                       -----------------------------------------------
                                                       Net Investment     Gross    Expenses      Net       Total
                                                        Income (Loss)   Expenses    Waived    Expenses   Return 2
-----------------------------------------------------------------------------------------------------------------
GOVERNMENT SECURITIES FUND (continued)
-----------------------------------------------------------------------------------------------------------------
Institutional Class
June 1, 2007 to November 30, 2007 (Unaudited) ......        5.11%         0.60%     (0.12)%     0.48%      5.98%
June 1, 2006 to May 31, 2007 .......................        5.08%         0.61%     (0.13)%     0.48%      6.17%
June 1, 2005 to May 31, 2006 .......................        4.60%         0.60%     (0.12)%     0.48%     (0.37)%
November 1, 2004 to May 31, 2005 4 .................        3.87%         0.58%     (0.05)%     0.53%      2.17%
November 1, 2003 to October 31, 2004 ...............        3.19%         0.53%     (0.03)%     0.50%      4.92%
November 1, 2002 to October 31, 2003 ...............        2.96%         0.48%      0.00%      0.48%      3.56%
November 1, 2001 to October 31, 2002 ...............        4.50%         0.46%     (0.01)%     0.45%      7.45%

Investor Class
June 1, 2007 to November 30, 2007 (Unaudited) ......        4.64%         1.20%     (0.25)%     0.95%      5.73%
June 1, 2006 to May 31, 2007 .......................        4.59%         1.23%     (0.26)%     0.97%      5.55%
June 1, 2005 to May 31, 2006 .......................        4.06%         1.22%     (0.20)%     1.02%     (0.71)%
November 1, 2004 to May 31, 2005 4 .................        3.37%         1.08%     (0.06)%     1.02%      1.87%
November 1, 2003 to October 31, 2004 ...............        2.66%         1.06%     (0.03)%     1.03%      4.38%
November 1, 2002 to October 31, 2003 ...............        2.55%         0.96%      0.00%      0.96%      2.99%
November 1, 2001 to October 31, 2002 ...............        3.85%         0.92%     (0.01)%     0.91%      6.97%

HIGH INCOME FUND
-----------------------------------------------------------------------------------------------------------------
Advisor Class
June 1, 2007 to November 30, 2007 (Unaudited) ......        7.03%         1.18%     (0.32)%     0.86%     (1.79)%
June 1, 2006 to May 31, 2007 .......................        7.07%         1.16%     (0.30)%     0.86%     10.96%
June 1, 2005 to May 31, 2006 .......................        6.39%         1.17%     (0.30)%     0.87%      7.34%
November 1, 2004 to May 31, 2005 4 .................        6.59%         1.20%     (0.14)%     1.06%      1.16%
November 1, 2003 to October 31, 2004 ...............        6.90%         1.20%     (0.07)%     1.13%     12.11%
November 1, 2002 to October 31, 2003 ...............        7.74%         1.15%     (0.04)%     1.11%     28.39%
November 1, 2001 to October 31, 2002 ...............       10.45%         1.20%     (0.07)%     1.13%     (9.44)%

Institutional Class
June 1, 2007 to November 30, 2007 (Unaudited) ......        7.43%         0.76%     (0.31)%     0.45%     (1.67)%
June 1, 2006 to May 31, 2007 .......................        7.53%         0.75%     (0.32)%     0.43%     11.39%
June 1, 2005 to May 31, 2006 .......................        5.83%         0.77%     (0.34)%     0.43%      7.96%
November 1, 2004 to May 31, 2005 4 .................        7.20%         0.51%     (0.09)%     0.42%      1.77%
November 1, 2003 to October 31, 2004 ...............        7.58%         0.47%     (0.03)%     0.44%     12.85%
November 1, 2002 to October 31, 2003 ...............        8.60%         0.45%      0.00%      0.45%     29.11%
November 1, 2001 to October 31, 2002 ...............       11.03%         0.46%      0.00%      0.46%     (8.38)%

Investor Class
June 1, 2007 to November 30, 2007 (Unaudited) ......        7.02%         1.33%     (0.47)%     0.86%     (1.77)%
June 1, 2006 to May 31, 2007 .......................        7.07%         1.33%     (0.47)%     0.86%     10.95%
June 1, 2005 to May 31, 2006 .......................        5.41%         1.34%     (0.48)%     0.86%      7.36%
November 1, 2004 to May 31, 2005 4 .................        6.71%         1.08%     (0.13)%     0.95%      1.35%
November 1, 2003 to October 31, 2004 ...............        7.06%         1.00%     (0.04)%     0.96%     12.26%
November 1, 2002 to October 31, 2003 ...............        8.09%         0.94%      0.00%      0.94%     28.55%
November 1, 2001 to October 31, 2002 ...............       10.62%         0.97%      0.00%      0.97%     (9.14)%

SHORT-TERM BOND FUND
-----------------------------------------------------------------------------------------------------------------
Advisor Class
June 1, 2007 to November 30, 2007 (Unaudited) ......        4.93%         1.10%     (0.27)%     0.83%      2.39%
June 1, 2006 to May 31, 2007 .......................        4.77%         1.10%     (0.25)%     0.85%      5.18%
June 1, 2005 to May 31, 2006 .......................        4.14%         1.09%     (0.24)%     0.85%      2.60%
November 1, 2004 to May 31, 2005 4 .................        3.53%         1.18%     (0.14)%     1.04%      0.45%
November 1, 2003 to October 31, 2004 ...............        2.96%         1.19%     (0.07)%     1.12%      2.87%
November 1, 2002 to October 31, 2003 ...............        3.14%         1.15%     (0.02)%     1.13%      4.19%
November 1, 2001 to October 31, 2002 ...............        4.66%         1.16%     (0.03)%     1.13%     (1.89)%

Institutional Class
June 1, 2007 to November 30, 2007 (Unaudited) ......        5.28%         0.66%     (0.18)%     0.48%      2.69%
June 1, 2006 to May 31, 2007 .......................        5.14%         0.65%     (0.17)%     0.48%      5.45%
June 1, 2005 to May 31, 2006 .......................        4.54%         0.64%     (0.16)%     0.48%      2.98%
November 1, 2004 to May 31, 2005 4 .................        4.07%         0.60%     (0.07)%     0.53%      0.76%
November 1, 2003 to October 31, 2004 ...............        3.56%         0.54%     (0.03)%     0.51%      3.50%
November 1, 2002 to October 31, 2003 ...............        3.78%         0.51%      0.00%      0.51%      4.84%
November 1, 2001 to October 31, 2002 ...............        5.35%         0.48%      0.00%      0.48%     (1.14)%

                                                       Portfolio    Net Assets at
                                                        Turnover    End of Period
                                                        Rate 3     (000's omitted)
----------------------------------------------------------------------------------
GOVERNMENT SECURITIES FUND (continued)
----------------------------------------------------------------------------------
Institutional Class
June 1, 2007 to November 30, 2007 (Unaudited) ......      105%     $       260,042
June 1, 2006 to May 31, 2007 .......................      159%     $       236,424
June 1, 2005 to May 31, 2006 .......................      207%     $        85,056
November 1, 2004 to May 31, 2005 4 .................      139%     $        90,647
November 1, 2003 to October 31, 2004 ...............      390%     $        84,366
November 1, 2002 to October 31, 2003 ...............      531%     $       121,767
November 1, 2001 to October 31, 2002 ...............      519%     $       104,607

Investor Class
June 1, 2007 to November 30, 2007 (Unaudited) ......      105%     $       862,906
June 1, 2006 to May 31, 2007 .......................      159%     $       733,191
June 1, 2005 to May 31, 2006 .......................      207%     $       836,567
November 1, 2004 to May 31, 2005 4 .................      139%     $     1,162,518
November 1, 2003 to October 31, 2004 ...............      390%     $     1,230,428
November 1, 2002 to October 31, 2003 ...............      531%     $     2,010,247
November 1, 2001 to October 31, 2002 ...............      519%     $     2,360,229

HIGH INCOME FUND
----------------------------------------------------------------------------------
Advisor Class
June 1, 2007 to November 30, 2007 (Unaudited) ......       27%     $       107,573
June 1, 2006 to May 31, 2007 .......................       82%     $       115,254
June 1, 2005 to May 31, 2006 .......................       98%     $       113,433
November 1, 2004 to May 31, 2005 4 .................       52%     $        17,681
November 1, 2003 to October 31, 2004 ...............      133%     $        22,315
November 1, 2002 to October 31, 2003 ...............      172%     $        29,587
November 1, 2001 to October 31, 2002 ...............      120%     $        17,257

Institutional Class
June 1, 2007 to November 30, 2007 (Unaudited) ......       27%     $           255
June 1, 2006 to May 31, 2007 .......................       82%     $           242
June 1, 2005 to May 31, 2006 .......................       98%     $         3,208
November 1, 2004 to May 31, 2005 4 .................       52%     $         3,108
November 1, 2003 to October 31, 2004 ...............      133%     $        24,436
November 1, 2002 to October 31, 2003 ...............      172%     $        41,891
November 1, 2001 to October 31, 2002 ...............      120%     $        47,281

Investor Class
June 1, 2007 to November 30, 2007 (Unaudited) ......       27%     $       196,587
June 1, 2006 to May 31, 2007 .......................       82%     $       230,287
June 1, 2005 to May 31, 2006 .......................       98%     $       208,482
November 1, 2004 to May 31, 2005 4 .................       52%     $       246,538
November 1, 2003 to October 31, 2004 ...............      133%     $       300,358
November 1, 2002 to October 31, 2003 ...............      172%     $       441,931
November 1, 2001 to October 31, 2002 ...............      120%     $       438,858

SHORT-TERM BOND FUND
----------------------------------------------------------------------------------
Advisor Class
June 1, 2007 to November 30, 2007 (Unaudited) ......       19%     $         8,687
June 1, 2006 to May 31, 2007 .......................       38%     $         6,938
June 1, 2005 to May 31, 2006 .......................       28%     $         6,035
November 1, 2004 to May 31, 2005 4 .................       14%     $         8,142
November 1, 2003 to October 31, 2004 ...............       37%     $        10,240
November 1, 2002 to October 31, 2003 ...............       97%     $        14,203
November 1, 2001 to October 31, 2002 ...............      154%     $         9,369

Institutional Class
June 1, 2007 to November 30, 2007 (Unaudited) ......       19%     $        85,715
June 1, 2006 to May 31, 2007 .......................       38%     $        80,153
June 1, 2005 to May 31, 2006 .......................       28%     $        66,350
November 1, 2004 to May 31, 2005 4 .................       14%     $        51,426
November 1, 2003 to October 31, 2004 ...............       37%     $        49,940
November 1, 2002 to October 31, 2003 ...............       97%     $        67,391
November 1, 2001 to October 31, 2002 ...............      154%     $        55,474

82 Wells Fargo Advantage Income Funds                       Financial Highlights


                                                       Beginning                    Net Realized    Distributions
                                                       Net Asset        Net        and Unrealized      from Net
                                                       Value Per     Investment      Gain (Loss)      Investment
                                                         Share     Income (Loss)   on Investments       Income
-----------------------------------------------------------------------------------------------------------------
SHORT-TERM BOND FUND (continued)
-----------------------------------------------------------------------------------------------------------------
Investor Class
June 1, 2007 to November 30, 2007 (Unaudited) ......     $ 8.48         0.21            0.00            (0.21)
June 1, 2006 to May 31, 2007 .......................     $ 8.47         0.40            0.02            (0.41)
June 1, 2005 to May 31, 2006 .......................     $ 8.62         0.35           (0.13)           (0.37)
November 1, 2004 to May 31, 2005 4 .................     $ 8.77         0.19           (0.14)           (0.20)
November 1, 2003 to October 31, 2004 ...............     $ 8.81         0.27           (0.01)           (0.30)
November 1, 2002 to October 31, 2003 ...............     $ 8.78         0.29            0.09            (0.35)
November 1, 2001 to October 31, 2002 ...............     $ 9.39         0.44           (0.59)           (0.46)

SHORT-TERM HIGH YIELD BOND FUND
-----------------------------------------------------------------------------------------------------------------
Advisor Class
June 1, 2007 to November 30, 2007 (Unaudited) ......     $ 8.54         0.25           (0.22)           (0.25)
June 1, 2006 to May 31, 2007 .......................     $ 8.49         0.49            0.05            (0.49)
June 1, 2005 to May 31, 2006 .......................     $ 8.51         0.43           (0.02)           (0.43)
November 1, 2004 to May 31, 2005 4 .................     $ 8.69         0.22           (0.18)           (0.22)
November 1, 2003 to October 31, 2004 ...............     $ 8.66         0.39            0.03            (0.39)
November 1, 2002 to October 31, 2003 ...............     $ 8.28         0.46            0.38            (0.46)
November 1, 2001 to October 31, 2002 ...............     $ 8.93         0.60           (0.65)           (0.60)

Investor Class
June 1, 2007 to November 30, 2007 (Unaudited) ......     $ 8.54         0.25           (0.22)           (0.25)
June 1, 2006 to May 31, 2007 .......................     $ 8.49         0.49            0.05            (0.49)
June 1, 2005 to May 31, 2006 .......................     $ 8.52         0.44           (0.03)           (0.44)
November 1, 2004 to May 31, 2005 4 .................     $ 8.69         0.22           (0.17)           (0.22)
November 1, 2003 to October 31, 2004 ...............     $ 8.66         0.40            0.03            (0.40)
November 1, 2002 to October 31, 2003 ...............     $ 8.29         0.47            0.37            (0.47)
November 1, 2001 to October 31, 2002 ...............     $ 8.93         0.61           (0.64)           (0.61)

ULTRA SHORT-TERM INCOME FUND
-----------------------------------------------------------------------------------------------------------------
Administrator Class
June 1, 2007 to November 30, 2007 (Unaudited) ......     $ 9.06         0.25           (0.15)           (0.25)
June 1, 2006 to May 31, 2007 .......................     $ 9.09         0.49           (0.02)           (0.50)
June 1, 2005 to May 31, 2006 .......................     $ 9.16         0.41           (0.05)           (0.43)
April 11, 2005 5 to May 31, 2005 4 .................     $ 9.16         0.05            0.00 6          (0.05)

Advisor Class
June 1, 2007 to November 30, 2007 (Unaudited) ......     $ 9.09         0.24           (0.15)           (0.24)
June 1, 2006 to May 31, 2007 .......................     $ 9.12         0.47           (0.02)           (0.48)
June 1, 2005 to May 31, 2006 .......................     $ 9.17         0.39           (0.02)           (0.42)
November 1, 2004 to May 31, 2005 4 .................     $ 9.21         0.16           (0.02)           (0.18)
November 1, 2003 to October 31, 2004 ...............     $ 9.33         0.20           (0.07)           (0.25)
November 1, 2002 to October 31, 2003 ...............     $ 9.41         0.24           (0.01)           (0.31)
November 1, 2001 to October 31, 2002 ...............     $ 9.82         0.34           (0.35)           (0.40)

Institutional Class
June 1, 2007 to November 30, 2007 (Unaudited) ......     $ 9.09         0.26           (0.15)           (0.26)
June 1, 2006 to May 31, 2007 .......................     $ 9.12         0.51           (0.02)           (0.52)
June 1, 2005 to May 31, 2006 .......................     $ 9.17         0.43           (0.02)           (0.46)
November 1, 2004 to May 31, 2005 4 .................     $ 9.21         0.19           (0.02)           (0.21)
November 1, 2003 to October 31, 2004 ...............     $ 9.33         0.24           (0.04)           (0.32)
November 1, 2002 to October 31, 2003 ...............     $ 9.41         0.29            0.01            (0.38)
November 1, 2001 to October 31, 2002 ...............     $ 9.82         0.36           (0.29)           (0.48)

Investor Class
June 1, 2007 to November 30, 2007 (Unaudited) ......     $ 9.09         0.24           (0.15)           (0.24)
June 1, 2006 to May 31, 2007 .......................     $ 9.12         0.47           (0.02)           (0.48)
June 1, 2005 to May 31, 2006 .......................     $ 9.17         0.38           (0.02)           (0.41)
November 1, 2004 to May 31, 2005 4 .................     $ 9.22         0.17           (0.03)           (0.19)
November 1, 2003 to October 31, 2004 ...............     $ 9.34         0.22           (0.06)           (0.28)
November 1, 2002 to October 31, 2003 ...............     $ 9.42         0.25            0.01            (0.34)
November 1, 2001 to October 31, 2002 ...............     $ 9.82         0.35           (0.32)           (0.43)

--------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

Financial Highlights                       Wells Fargo Advantage Income Funds 83


                                                                          Ending
                                                        Distributions   Net Asset
                                                          from Net      Value Per
                                                       Realized Gains     Share
---------------------------------------------------------------------------------
SHORT-TERM BOND FUND (continued)
---------------------------------------------------------------------------------
Investor Class
June 1, 2007 to November 30, 2007 (Unaudited) ......        0.00          $ 8.48
June 1, 2006 to May 31, 2007 .......................        0.00          $ 8.48
June 1, 2005 to May 31, 2006 .......................        0.00          $ 8.47
November 1, 2004 to May 31, 2005 4 .................        0.00          $ 8.62
November 1, 2003 to October 31, 2004 ...............        0.00          $ 8.77
November 1, 2002 to October 31, 2003 ...............        0.00          $ 8.81
November 1, 2001 to October 31, 2002 ...............        0.00          $ 8.78

SHORT-TERM HIGH YIELD BOND FUND
---------------------------------------------------------------------------------
Advisor Class
June 1, 2007 to November 30, 2007 (Unaudited) ......        0.00          $ 8.32
June 1, 2006 to May 31, 2007 .......................        0.00          $ 8.54
June 1, 2005 to May 31, 2006 .......................        0.00          $ 8.49
November 1, 2004 to May 31, 2005 4 .................        0.00          $ 8.51
November 1, 2003 to October 31, 2004 ...............        0.00          $ 8.69
November 1, 2002 to October 31, 2003 ...............        0.00          $ 8.66
November 1, 2001 to October 31, 2002 ...............        0.00          $ 8.28

Investor Class
June 1, 2007 to November 30, 2007 (Unaudited) ......        0.00          $ 8.32
June 1, 2006 to May 31, 2007 .......................        0.00          $ 8.54
June 1, 2005 to May 31, 2006 .......................        0.00          $ 8.49
November 1, 2004 to May 31, 2005 4 .................        0.00          $ 8.52
November 1, 2003 to October 31, 2004 ...............        0.00          $ 8.69
November 1, 2002 to October 31, 2003 ...............        0.00          $ 8.66
November 1, 2001 to October 31, 2002 ...............        0.00          $ 8.29

ULTRA SHORT-TERM INCOME FUND
---------------------------------------------------------------------------------
Administrator Class
June 1, 2007 to November 30, 2007 (Unaudited) ......        0.00          $ 8.91
June 1, 2006 to May 31, 2007 .......................        0.00          $ 9.06
June 1, 2005 to May 31, 2006 .......................        0.00          $ 9.09
April 11, 2005 5 to May 31, 2005 4 .................        0.00          $ 9.16

Advisor Class
June 1, 2007 to November 30, 2007 (Unaudited) ......        0.00          $ 8.94
June 1, 2006 to May 31, 2007 .......................        0.00          $ 9.09
June 1, 2005 to May 31, 2006 .......................        0.00          $ 9.12
November 1, 2004 to May 31, 2005 4 .................        0.00          $ 9.17
November 1, 2003 to October 31, 2004 ...............        0.00          $ 9.21
November 1, 2002 to October 31, 2003 ...............        0.00          $ 9.33
November 1, 2001 to October 31, 2002 ...............        0.00          $ 9.41

Institutional Class
June 1, 2007 to November 30, 2007 (Unaudited) ......        0.00          $ 8.94
June 1, 2006 to May 31, 2007 .......................        0.00          $ 9.09
June 1, 2005 to May 31, 2006 .......................        0.00          $ 9.12
November 1, 2004 to May 31, 2005 4 .................        0.00          $ 9.17
November 1, 2003 to October 31, 2004 ...............        0.00          $ 9.21
November 1, 2002 to October 31, 2003 ...............        0.00          $ 9.33
November 1, 2001 to October 31, 2002 ...............        0.00          $ 9.41

Investor Class
June 1, 2007 to November 30, 2007 (Unaudited) ......        0.00          $ 8.94
June 1, 2006 to May 31, 2007 .......................        0.00          $ 9.09
June 1, 2005 to May 31, 2006 .......................        0.00          $ 9.12
November 1, 2004 to May 31, 2005 4 .................        0.00          $ 9.17
November 1, 2003 to October 31, 2004 ...............        0.00          $ 9.22
November 1, 2002 to October 31, 2003 ...............        0.00          $ 9.34
November 1, 2001 to October 31, 2002 ...............        0.00          $ 9.42

                                                         Ratio to Average Net Assets (Annualized) 1
                                                       -----------------------------------------------
                                                       Net Investment     Gross    Expenses      Net       Total
                                                        Income (Loss)   Expenses    Waived    Expenses   Return 2
-----------------------------------------------------------------------------------------------------------------
SHORT-TERM BOND FUND (continued)
-----------------------------------------------------------------------------------------------------------------
Investor Class
June 1, 2007 to November 30, 2007 (Unaudited) ......        4.88%         1.26%     (0.38)%     0.88%      2.49%
June 1, 2006 to May 31, 2007 .......................        4.71%         1.27%     (0.37)%     0.90%      5.01%
June 1, 2005 to May 31, 2006 .......................        4.10%         1.26%     (0.36)%     0.90%      2.55%
November 1, 2004 to May 31, 2005 4 .................        3.70%         1.01%     (0.12)%     0.89%      0.53%
November 1, 2003 to October 31, 2004 ...............        3.11%         0.99%     (0.03)%     0.96%      3.05%
November 1, 2002 to October 31, 2003 ...............        3.39%         0.94%     (0.01)%     0.93%      4.40%
November 1, 2001 to October 31, 2002 ...............        4.94%         0.90%      0.00%      0.90%     (1.56)%

SHORT-TERM HIGH YIELD BOND FUND
-----------------------------------------------------------------------------------------------------------------
Advisor Class
June 1, 2007 to November 30, 2007 (Unaudited) ......        5.87%         1.21%     (0.35)%     0.86%      0.34%
June 1, 2006 to May 31, 2007 .......................        5.70%         1.22%     (0.36)%     0.86%      6.48%
June 1, 2005 to May 31, 2006 .......................        5.05%         1.20%     (0.25)%     0.95%      4.94%
November 1, 2004 to May 31, 2005 4 .................        4.32%         1.23%     (0.14)%     1.09%      0.47%
November 1, 2003 to October 31, 2004 ...............        4.54%         1.20%     (0.08)%     1.12%      4.96%
November 1, 2002 to October 31, 2003 ...............        5.23%         1.16%     (0.04)%     1.12%     10.35%
November 1, 2001 to October 31, 2002 ...............        6.82%         1.18%     (0.06)%     1.12%     (0.68)%

Investor Class
June 1, 2007 to November 30, 2007 (Unaudited) ......        5.86%         1.36%     (0.50)%     0.86%      0.34%
June 1, 2006 to May 31, 2007 .......................        5.70%         1.39%     (0.53)%     0.86%      6.48%
June 1, 2005 to May 31, 2006 .......................        5.15%         1.37%     (0.51)%     0.86%      4.90%
November 1, 2004 to May 31, 2005 4 .................        4.41%         1.15%     (0.14)%     1.01%      0.63%
November 1, 2003 to October 31, 2004 ...............        4.68%         1.03%     (0.04)%     0.99%      5.08%
November 1, 2002 to October 31, 2003 ...............        5.48%         0.98%     (0.01)%     0.97%     10.38%
November 1, 2001 to October 31, 2002 ...............        7.18%         0.93%     (0.01)%     0.92%     (0.42)%

ULTRA SHORT-TERM INCOME FUND
-----------------------------------------------------------------------------------------------------------------
Administrator Class
June 1, 2007 to November 30, 2007 (Unaudited) ......        5.39%         0.89%     (0.31)%     0.58%      1.08%
June 1, 2006 to May 31, 2007 .......................        5.36%         0.88%     (0.28)%     0.60%      5.27%
June 1, 2005 to May 31, 2006 .......................        4.51%         0.88%     (0.28)%     0.60%      4.03%
April 11, 2005 5 to May 31, 2005 4 .................        3.35%         0.83%     (0.24)%     0.59%      0.53%

Advisor Class
June 1, 2007 to November 30, 2007 (Unaudited) ......        5.21%         1.07%     (0.31)%     0.76%      1.00%
June 1, 2006 to May 31, 2007 .......................        5.13%         1.06%     (0.26)%     0.80%      5.06%
June 1, 2005 to May 31, 2006 .......................        4.23%         1.06%     (0.26)%     0.80%      4.06%
November 1, 2004 to May 31, 2005 4 .................        2.98%         1.15%     (0.12)%     1.03%      1.55%
November 1, 2003 to October 31, 2004 ...............        2.25%         1.17%     (0.05)%     1.12%      1.45%
November 1, 2002 to October 31, 2003 ...............        2.37%         1.12%      0.00%      1.12%      2.49%
November 1, 2001 to October 31, 2002 ...............        3.55%         1.11%     (0.01)%     1.10%     (0.06)%

Institutional Class
June 1, 2007 to November 30, 2007 (Unaudited) ......        5.62%         0.62%     (0.27)%     0.35%      1.21%
June 1, 2006 to May 31, 2007 .......................        5.57%         0.61%     (0.26)%     0.35%      5.54%
June 1, 2005 to May 31, 2006 .......................        4.65%         0.61%     (0.26)%     0.35%      4.53%
November 1, 2004 to May 31, 2005 4 .................        3.60%         0.51%     (0.09)%     0.42%      1.90%
November 1, 2003 to October 31, 2004 ...............        2.99%         0.41%     (0.03)%     0.38%      2.19%
November 1, 2002 to October 31, 2003 ...............        3.16%         0.37%      0.00%      0.37%      3.26%
November 1, 2001 to October 31, 2002 ...............        4.36%         0.36%     (0.01)%     0.35%      0.71%

Investor Class
June 1, 2007 to November 30, 2007 (Unaudited) ......        5.17%         1.22%     (0.41)%     0.81%      0.98%
June 1, 2006 to May 31, 2007 .......................        5.10%         1.23%     (0.39)%     0.84%      5.02%
June 1, 2005 to May 31, 2006 .......................        4.17%         1.23%     (0.39)%     0.84%      4.02%
November 1, 2004 to May 31, 2005 4 .................        3.14%         0.99%     (0.12)%     0.87%      1.51%
November 1, 2003 to October 31, 2004 ...............        2.49%         0.89%     (0.03)%     0.86%      1.71%
November 1, 2002 to October 31, 2003 ...............        2.70%         0.85%     (0.01)%     0.84%      2.77%
November 1, 2001 to October 31, 2002 ...............        3.87%         0.82%      0.00%      0.82%      0.33%

                                                       Portfolio    Net Assets at
                                                       Turnover     End of Period
                                                        Rate 3     (000's omitted)
----------------------------------------------------------------------------------
SHORT-TERM BOND FUND (continued)
----------------------------------------------------------------------------------
Investor Class
June 1, 2007 to November 30, 2007 (Unaudited) ......       19%         $   281,377
June 1, 2006 to May 31, 2007 .......................       38%         $   299,346
June 1, 2005 to May 31, 2006 .......................       28%         $   396,633
November 1, 2004 to May 31, 2005 4 .................       14%         $   505,613
November 1, 2003 to October 31, 2004 ...............       37%         $   516,105
November 1, 2002 to October 31, 2003 ...............       97%         $   723,273
November 1, 2001 to October 31, 2002 ...............      154%         $   933,238

SHORT-TERM HIGH YIELD BOND FUND
----------------------------------------------------------------------------------
Advisor Class
June 1, 2007 to November 30, 2007 (Unaudited) ......       26%         $    18,022
June 1, 2006 to May 31, 2007 .......................       50%         $    22,076
June 1, 2005 to May 31, 2006 .......................       60%         $    30,637
November 1, 2004 to May 31, 2005 4 .................       31%         $    40,297
November 1, 2003 to October 31, 2004 ...............       71%         $    55,553
November 1, 2002 to October 31, 2003 ...............      117%         $    73,487
November 1, 2001 to October 31, 2002 ...............       86%         $    27,751

Investor Class
June 1, 2007 to November 30, 2007 (Unaudited) ......       26%         $    71,469
June 1, 2006 to May 31, 2007 .......................       50%         $    96,071
June 1, 2005 to May 31, 2006 .......................       60%         $   100,379
November 1, 2004 to May 31, 2005 4 .................       31%         $   127,171
November 1, 2003 to October 31, 2004 ...............       71%         $   164,928
November 1, 2002 to October 31, 2003 ...............      117%         $   268,015
November 1, 2001 to October 31, 2002 ...............       86%         $   200,429

ULTRA SHORT-TERM INCOME FUND
----------------------------------------------------------------------------------
Administrator Class
June 1, 2007 to November 30, 2007 (Unaudited) ......       24%         $    19,451
June 1, 2006 to May 31, 2007 .......................       28%         $    17,003
June 1, 2005 to May 31, 2006 .......................       26%         $     6,114
April 11, 2005 5 to May 31, 2005 4 .................       17%         $       161

Advisor Class
June 1, 2007 to November 30, 2007 (Unaudited) ......       24%         $    50,527
June 1, 2006 to May 31, 2007 .......................       28%         $    44,858
June 1, 2005 to May 31, 2006 .......................       26%         $    50,913
November 1, 2004 to May 31, 2005 4 .................       17%         $    59,097
November 1, 2003 to October 31, 2004 ...............       26%         $    87,760
November 1, 2002 to October 31, 2003 ...............       94%         $   145,769
November 1, 2001 to October 31, 2002 ...............       50%         $    97,990

Institutional Class
June 1, 2007 to November 30, 2007 (Unaudited) ......       24%         $    66,835
June 1, 2006 to May 31, 2007 .......................       28%         $    42,757
June 1, 2005 to May 31, 2006 .......................       26%         $    48,259
November 1, 2004 to May 31, 2005 4 .................       17%         $    56,560
November 1, 2003 to October 31, 2004 ...............       26%         $    59,624
November 1, 2002 to October 31, 2003 ...............       94%         $   213,690
November 1, 2001 to October 31, 2002 ...............       50%         $   302,379

Investor Class
June 1, 2007 to November 30, 2007 (Unaudited) ......       24%         $   645,699
June 1, 2006 to May 31, 2007 .......................       28%         $   718,019
June 1, 2005 to May 31, 2006 .......................       26%         $   810,961
November 1, 2004 to May 31, 2005 4 .................       17%         $ 1,006,961
November 1, 2003 to October 31, 2004 ...............       26%         $ 1,277,777
November 1, 2002 to October 31, 2003 ...............       94%         $ 1,994,266
November 1, 2001 to October 31, 2002 ...............       50%         $ 2,092,448

84 Wells Fargo Advantage Income Funds              Notes to Financial Statements


1. ORGANIZATION

Wells Fargo Funds Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The Trust commenced operations on November 8, 1999, and at November 30, 2007, was comprised of 113 separate series (each, a "Fund", collectively, the "Funds"). These financial statements present the Corporate Bond Fund, Government Securities Fund, High Income Fund, Short-Term Bond Fund, Short-Term High Yield Bond Fund and Ultra Short-Term Income Fund. Each Fund is a diversified series of the Trust.

The separate classes of shares offered by each Fund differ principally in applicable sales charges and distribution, shareholder servicing and administration fees. Shareholders of each class bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of a Fund, earn income from the portfolio, and are allocated unrealized gains and losses pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains and losses are allocated to each class pro rata based upon the net assets of each class on the date realized. Differences in per share dividend rates generally result from the relative weightings of pro rata income and realized gain allocations and from differences in separate class expenses, including distribution, shareholder servicing, and administration fees.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Trust, are in conformity with accounting principles generally accepted in the United States of America ("GAAP") for investment companies.

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

In the normal course of business, the Trust may enter into contracts that provide certain indemnifications. The Trust's maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

SECURITY VALUATION

Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price. Securities listed on The NASDAQ Stock Market, Inc. ("NASDAQ") are valued at the NASDAQ Official Closing Price ("NOCP"), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on NASDAQ, the bid price will be used. In the absence of any sale of securities listed on the NASDAQ, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the price will be deemed "stale" and the valuations will be determined in accordance with the Funds' Fair Valuation Procedures.

Certain fixed income securities with maturities exceeding 60 days are valued by using a pricing service approved by the Trust's Board of Trustees. The service uses market prices as quoted by an independent pricing service or by dealers in these securities when, in the service's judgment, these prices are readily available and are representative of the securities' market values. For some securities, such prices are not readily available. These securities will generally be fair valued using methods which may include consideration of yields or prices of securities of comparable quality, coupon rate, maturity and type of issue, indications as to values from dealers in securities, trading characteristics, and general market conditions.

Debt securities maturing in 60 days or less generally are valued at amortized cost. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value.

Investments which are not valued using any of the methods discussed above are valued at their fair value as determined by procedures approved by the Board of Trustees.

Notes to Financial Statements              Wells Fargo Advantage Income Funds 85


Securities denominated in foreign currencies are translated into U.S. dollars using the closing rates of exchange in effect on the day of valuation.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the interest method.

Debt obligations may be placed on non-accrual status and related investment income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of income has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Fund is informed of the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

FOREIGN CURRENCY TRANSLATION

The accounting records are maintained in U.S. dollars. Assets, including investment securities, and liabilities denominated in foreign currency are translated into U.S. dollars at the prevailing rates of exchange at the date of valuation. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities, at fiscal period-end, resulting from changes in exchange rates.

The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities at fiscal period-end are not separately presented. Such changes are recorded with net realized and unrealized gain from investments. Gains and losses from certain foreign currency transactions are treated as ordinary income for U.S. federal income tax purposes.

DISTRIBUTIONS TO SHAREHOLDERS

Net investment income, if any, is declared daily and distributed to shareholders monthly. Distributions to shareholders from net realized capital gains, if any, are declared and distributed at least annually.

For federal income tax purposes, a Fund may designate as capital gains distributions the earnings and profits distributed to shareholders on the redemption of fund shares during the year.

Distributions are based on amounts calculated in accordance with the applicable federal income tax regulations, which may differ from GAAP. The timing and character of distributions made during the period from net investment income or net realized gains may also differ from their ultimate characterization for federal income tax purposes. To the extent that these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment. Temporary differences do not require reclassifications.

FEDERAL INCOME TAXES

Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund of the Trust to continue to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code (the "Code"), and to make distributions of substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required at November 30, 2007.

86 Wells Fargo Advantage Income Funds             Notes to Financial Statements


At May 31, 2007, estimated net capital loss carryforwards, which are available to offset future net realized capital gains, were:

--------------------------------------------------------------------------------
                                                                   Capital Loss
FUND                                            Expiration Year   Carryforwards
--------------------------------------------------------------------------------
CORPORATE BOND FUND                                  2010         $ 130,791,795
                                                     2015             1,348,982
--------------------------------------------------------------------------------
GOVERNMENT SECURITIES FUND                           2014             2,498,901
                                                     2015            19,837,113
--------------------------------------------------------------------------------
HIGH INCOME FUND                                     2008             9,294,748
                                                     2009            78,272,914
                                                     2010           279,017,279
                                                     2011            28,016,734
                                                     2015             7,646,178
--------------------------------------------------------------------------------
SHORT-TERM BOND FUND                                 2010           109,813,638
                                                     2011             2,145,251
                                                     2012               263,758
                                                     2013               417,163
                                                     2014               764,108
                                                     2015             1,524,727
--------------------------------------------------------------------------------
SHORT-TERM HIGH YIELD BOND FUND                      2008               495,102
                                                     2009             5,798,551
                                                     2010            65,207,342
                                                     2015                78,433
--------------------------------------------------------------------------------
ULTRA SHORT-TERM INCOME FUND                         2008            17,640,972
                                                     2009            17,899,192
                                                     2010           171,970,363
                                                     2011            21,629,987
                                                     2012            11,899,310
                                                     2015            25,832,681
--------------------------------------------------------------------------------

At May 31, 2007, current year deferred post-October capital losses, which will be treated as realized for tax purposes on the first day of the succeeding year, were:

--------------------------------------------------------------------------------
                                                                     Deferred
                                                                   Post-October
FUND                                                               Capital Loss
--------------------------------------------------------------------------------
GOVERNMENT SECURITIES FUND                                         $  1,730,540
--------------------------------------------------------------------------------
SHORT-TERM BOND FUND                                                  1,345,718
--------------------------------------------------------------------------------
ULTRA SHORT-TERM INCOME FUND                                          2,080,845
--------------------------------------------------------------------------------

FUTURES CONTRACTS

The Funds may purchase futures contracts to gain exposure to market changes, which may be more efficient or cost effective than actually buying the securities. A futures contract is an agreement between parties to buy or sell a security at a set price on a future date. Upon entering into such a contract, a Fund is required to pledge to the broker an amount of cash, U.S. Government obligations or other high-quality debt securities equal to the minimum "initial margin" requirements of the exchange on which the futures contract is traded. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Pursuant to regulations and/or published positions of the Securities and Exchange Commission (the "SEC") for long futures positions, the Fund is required to segregate highly liquid securities as permitted by the SEC in connection with futures transactions in an amount generally equal to the entire value of the underlying contracts. Risks of entering into futures contracts include the possibility that there may be

Notes to Financial Statements              Wells Fargo Advantage Income Funds 87


an illiquid market and that a change in the value of the contract may not correlate with changes in the value of the underlying securities. At November 30, 2007, the following Funds held futures contracts:

-----------------------------------------------------------------------------------------------------------------------------
                                                                                                              Net Unrealized
                                                                                                  Notional     Appreciation
FUND                               Contracts              Type                Expiration Date      Amount     (Depreciation)
-----------------------------------------------------------------------------------------------------------------------------
CORPORATE BOND FUND                 10 Short    Two-Year US Treasury Notes      March 2008      $ 2,094,235     $   6,859
                                    149 Long   Five-Year US Treasury Notes      March 2008       16,467,067       (60,770)
                                    45 Short    Ten-Year US Treasury Notes      March 2008        5,060,111        34,030
                                     19 Long             US Treasury Bonds      March 2008        2,258,656       (32,093)
-----------------------------------------------------------------------------------------------------------------------------
GOVERNMENT SECURITIES FUND         401 Short    Two-Year US Treasury Notes      March 2008       84,002,704       251,156
                                    330 Long   Five-Year US Treasury Notes      March 2008       36,348,810       (12,716)
                                    359 Long    Ten-Year US Treasury Notes      March 2008       40,909,746      (269,824)
                                   120 Short             US Treasury Bonds      March 2008       13,894,786       167,714
-----------------------------------------------------------------------------------------------------------------------------
SHORT-TERM BOND FUND                210 Long    Two-Year US Treasury Notes      March 2008       44,113,461         9,508
                                    510 Long   Five-Year US Treasury Notes      March 2008       56,133,629        22,152
-----------------------------------------------------------------------------------------------------------------------------
ULTRA SHORT-TERM INCOME FUND        250 Long    Two-Year US Treasury Notes      March 2008       52,516,025        11,319
                                   150 Short   Five-Year US Treasury Notes      March 2008       16,522,505        (6,100)
-----------------------------------------------------------------------------------------------------------------------------

MORTGAGE DOLLAR ROLL TRANSACTIONS

The Funds may engage in mortgage dollar roll transactions with respect to mortgage-backed securities issued by GNMA, FNMA and FHLMC. In a mortgage dollar roll transaction, a Fund sells a mortgage-backed security to a financial institution, such as a bank or broker-dealer and simultaneously agrees to repurchase a substantially similar security from the institution at a later date at an agreed upon price. The mortgage-backed securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories. During the roll period, a Fund foregoes principal and interest paid on the securities. A Fund is compensated by the difference between the current sales price and the forward price for the future purchase as well as by the earnings on the cash proceeds of the initial sale. Mortgage dollar rolls may be renewed without physical delivery of the securities subject to the contract. The Funds account for the dollar roll transactions as purchases and sales.

REPURCHASE AGREEMENTS

The Funds may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other funds advised by Wells Fargo Funds Management, LLC. The repurchase agreements must be fully collateralized based on values that are marked to market daily. The collateral may be held by an agent bank under a tri party agreement. It is the custodian's responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements are collateralized by instruments such as U.S. Treasury, federal agency, or high-grade corporate obligations. There could be potential loss to a Fund in the event that such Fund is delayed or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the underlying obligations during the period in which a Fund seeks to assert its rights.

SECURITY LOANS

The Funds may loan securities in return for securities, irrevocable letters of credit or cash collateral, which is invested in various short-term fixed income securities. A Fund may receive compensation for lending securities in the form of fees or by retaining a portion of interest on the investment securities or cash received as collateral. A Fund also continues to receive interest or dividends on the securities loaned. Security loans are secured at all times by collateral. The collateral is equal to at least 102% of the market value of the securities loaned plus accrued interest when the transaction is entered into. The collateral supporting loans of domestic and foreign equity securities and corporate bonds is remarked daily while collateral supporting loans of U.S. Government securities is remarked back to 102% only if the given collateral falls below 100% of the market value of securities loaned plus any accrual interest. Gain or loss in the market price of the securities loaned that may occur during the term of the loan are reflected in the value of the Fund. The risks from securities lending are that the borrower may not provide additional collateral when required or return the securities when due or when called for by the Fund. Wells Fargo Bank, N.A., the Funds' custodian, acts as the securities lending agent for the Funds and receives for its services 25% of the revenues earned on the securities lending activities (reduced

88 Wells Fargo Advantage Income Funds              Notes to Financial Statements


from 30% effective September 1, 2007) and incurs all expenses. The value of the securities on loan and the value of the related collateral at November 30, 2007, are shown on the Statements of Assets and Liabilities.

SWAP CONTRACTS

The Funds may enter into various hedging transactions, such as interest rate swaps to preserve a return or spread on a particular investment or portion of its portfolio, to create synthetic adjustable-rate mortgage securities or for other purposes. Swaps involve the exchange of commitments to make or receive payments, e.g., an exchange of floating-rate payments for fixed rate payments. The Funds record as an increase or decrease to realized gain/loss, the amount due or owed by the Funds at termination or settlement. Swaps are valued based on prices quoted by independent brokers. These valuations represent the net present value of all future cash settlement amounts based on implied forward interest rates or index values.

As of November 30, 2007, the following Fund had open swap contracts:

----------------------------------------------------------------------------------------------------------------
                          Swap           Notional    Interest Rate/   Interest Rate/   Maturity   Net Unrealized
FUND                  Counter Party     Principal    Index Received     Index Paid        Date       Gain/(Loss)
----------------------------------------------------------------------------------------------------------------
CORPORATE BOND FUND   Bank of America   $1,500,000         NA             0.36%        9/20/2011     $15,294
                      Bank of America   $1,500,000       0.40%              NA         9/20/2011     (20,673)
----------------------------------------------------------------------------------------------------------------

TERM LOANS

The Funds may invest in term loans. The Fund records an investment when the borrower withdraws money and records interest as earned. These loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. The Fund assumes the credit risk of the borrower. There could be potential loss to the Fund in the event of default by the borrower.

WHEN-ISSUED TRANSACTIONS

Each Fund may purchase securities on a forward commitment or 'when-issued' basis. A Fund records a when-issued transaction on the trade date and will segregate with the custodian qualifying assets having a value sufficient to make payment for the securities purchased. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

3. EXPENSES

ADVISORY FEES

The Trust has entered into an advisory contract with Wells Fargo Funds Management, LLC ("Funds Management"). The adviser is responsible for implementing investment policies and guidelines and for supervising the subadviser, who is responsible for day-to-day portfolio management.

Pursuant to the contract, Funds Management is entitled to receive an advisory fee for its services as adviser. Funds Management may retain the services of certain investment subadvisers to provide daily portfolio management. The fees related to subadvisory services are borne directly by the adviser and do not increase the overall fees paid by a Fund to the adviser. Funds Management and the investment subadviser are entitled to be paid a monthly fee at the following annual rates:

-------------------------------------------------------------------------------------------------------------
                                             Advisory                                            Subadvisory
                                            Fees (% of                                           Fees (% of
                         Average Daily     Average Daily                      Average Daily     Average Daily
FUND                      Net Assets        Net Assets)     Subadviser         Net Assets        Net Assets)
-------------------------------------------------------------------------------------------------------------
CORPORATE BOND FUND   First $500 million      0.450        Wells Capital   First $100 million       0.200
                       Next $500 million      0.400        Management       Next $200 million       0.175
                         Next $2 billion      0.350        Incorporated     Next $200 million       0.150
                         Next $2 billion      0.325                         Over $500 million       0.100
                          Over $5 billon      0.300
-------------------------------------------------------------------------------------------------------------

Notes to Financial Statements              Wells Fargo Advantage Income Funds 89


--------------------------------------------------------------------------------------------------------------------
                                                    Advisory                                            Subadvisory
                                                    Fees (% of                                          Fees (% of
                                Average Daily     Average Daily                     Average Daily      Average Daily
FUND                             Net Assets        Net Assets)      Subadviser        Net Assets        Net Assets)
--------------------------------------------------------------------------------------------------------------------
GOVERNMENT SECURITIES FUND   First $500 million      0.450        Wells Capital   First $100 million        0.200
                              Next $500 million      0.400          Management     Next $200 million        0.175
                                Next $2 billion      0.350        Incorporated     Next $200 million        0.150
                                Next $2 billion      0.325                         Over $500 million        0.100
                                 Over $5 billon      0.300
--------------------------------------------------------------------------------------------------------------------
HIGH INCOME FUND             First $500 million      0.550        Wells Capital   First $100 million        0.350
                              Next $500 million      0.500          Management     Next $200 million        0.300
                                Next $2 billion      0.450        Incorporated     Next $200 million        0.250
                                Next $2 billion      0.425                         Over $500 million        0.200
                                 Over $5 billon      0.400
--------------------------------------------------------------------------------------------------------------------
SHORT-TERM BOND FUND         First $500 million      0.450        Wells Capital   First $100 million        0.150
                              Next $500 million      0.400          Management     Next $200 million        0.100
                                Next $2 billion      0.350        Incorporated     Over $300 million        0.050
                                Next $2 billion      0.325
                                 Over $5 billon      0.300
--------------------------------------------------------------------------------------------------------------------
SHORT-TERM HIGH YIELD BOND   First $500 million      0.550        Wells Capital   First $100 million        0.350
FUND                          Next $500 million      0.500          Management     Next $200 million        0.300
                                Next $2 billion      0.450        Incorporated    Next $200 million         0.250
                                Next $2 billion      0.425                         Over $500 million        0.200
                                 Over $5 billon      0.400
--------------------------------------------------------------------------------------------------------------------
ULTRA SHORT-TERM INCOME      First $500 million      0.450        Wells Capital   First $100 million        0.150
FUND                          Next $500 million      0.400          Management     Next $200 million        0.100
                                Next $2 billion      0.350        Incorporated     Over $300 million        0.050
                                Next $2 billion      0.325
                                Over $5 billion      0.300
--------------------------------------------------------------------------------------------------------------------

ADMINISTRATION AND TRANSFER AGENT FEES

The Trust has entered into an Administration Agreement with Funds Management. Under this Agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive the following annual fees:

--------------------------------------------------------------------------------
                                                            Administration Fees
                                         Average Daily         (% of Average
                                          Net Assets         Daily Net Assets)
--------------------------------------------------------------------------------
Fund level                             First $5 billion             0.05
                                        Next $5 billion             0.04
                                       Over $10 billion             0.03
--------------------------------------------------------------------------------
Class C                                All asset levels             0.28
--------------------------------------------------------------------------------
Administrator Class                    All asset levels             0.10
--------------------------------------------------------------------------------
Advisor Class  1,2                     All asset levels             0.28
--------------------------------------------------------------------------------
Institutional Class                    All asset levels             0.08
--------------------------------------------------------------------------------
Investor Class  1,2                    All asset levels             0.45
--------------------------------------------------------------------------------

1 The class-level administration fee is reduced by 0.05% for the Advisor Class and Investor Class shares of the Short-Term High Yield Bond Fund.

2 The class-level administration fee is reduced by 0.05% for the Advisor Class and Investor Class shares of the High Income Fund.

The Trust has entered into an agreement with Boston Financial Data Services ("BFDS") as the transfer agent for the Trust. BFDS is entitled to receive fees from the administrator for its services as transfer agent.

90 Wells Fargo Advantage Income Funds              Notes to Financial Statements


CUSTODY FEES

The Trust has entered into a contract with Wells Fargo Bank, N.A. ("WFB"), whereby WFB is responsible for providing custody services. Pursuant to the contract, WFB is entitled to a monthly fee for custody services at the following annual rates:

--------------------------------------------------------------------------------
                                                                Daily Net Assets
--------------------------------------------------------------------------------
All Income Funds                                                      0.02
--------------------------------------------------------------------------------

SHAREHOLDER SERVICING FEES

The Trust has entered into contracts with one or more shareholder servicing agents, whereby each Fund is charged the following annual fees:

--------------------------------------------------------------------------------
                                                                  % of Average
SHARE CLASS                                                     Daily Net Assets
--------------------------------------------------------------------------------
Class C, Administrator Class, Advisor Class and Investor Class        0.25
--------------------------------------------------------------------------------

For the period ended November 30, 2007, shareholder servicing fees paid were as follows:

----------------------------------------------------------------------------------------------------
FUND                               Class C    Administrator Class    Advisor Class    Investor Class
----------------------------------------------------------------------------------------------------
CORPORATE BOND FUND                     NA                NA            $ 19,070          $258,286
----------------------------------------------------------------------------------------------------
GOVERNMENT SECURITIES FUND         $ 1,775          $155,135              75,988           978,704
----------------------------------------------------------------------------------------------------
HIGH INCOME FUND                        NA                NA             138,797           264,875
----------------------------------------------------------------------------------------------------
SHORT-TERM BOND FUND                    NA                NA               9,496           365,005
----------------------------------------------------------------------------------------------------
SHORT-TERM HIGH YIELD BOND FUND         NA                NA              25,693            98,762
----------------------------------------------------------------------------------------------------
ULTRA SHORT-TERM INCOME FUND            NA            23,291              59,774           872,358
----------------------------------------------------------------------------------------------------

DISTRIBUTION FEES

The Trust has adopted a Distribution Plan (the "Plan") for Class C shares of the applicable Funds pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to the Class C shares and paid to Wells Fargo Funds Distributor, LLC at an annual rate of 0.75% of average daily net assets.

For the period ended November 30, 2007, distribution fees paid are disclosed on the Statements of Operations.

OTHER FEES AND EXPENSES

PFPC, Inc. ("PFPC") serves as fund accountant for the Trust and is entitled to receive an annual asset-based fee and an annual fixed fee from each Fund. PFPC is also entitled to be reimbursed for all out-of-pocket expenses reasonably incurred in providing these services.

Each Fund also bears its share of other fees and expenses incurred in the normal course of business, including but not limited to: professional fees, registration fees, shareholder reporting costs, and Trustees fees and expenses. The Trust compensates its Trustees for their services, plus travel and other expenses incurred in attending Board meetings.

WAIVED FEES AND REIMBURSED EXPENSES

Funds Management waived fees or reimbursed expenses proportionately from all classes, first from advisory fees, and then from any class specific expenses, if applicable. Funds Management has committed through September 30, 2008 to waive fees and/or reimburse expenses to the extent necessary to maintain certain net operating expense ratios for the Funds. These net operating expense ratios during the period ended November 30, 2007, were as follows:

---------------------------------------------------------------------------------------------------
                                               Net Operating Expense Ratios
                                               ----------------------------
FUND                               Class C    Administrator    Advisor    Institutional    Investor
---------------------------------------------------------------------------------------------------
CORPORATE BOND FUND                   NA            NA         0.95%          0.61%         0.98%
---------------------------------------------------------------------------------------------------
GOVERNMENT SECURITIES FUND          1.70%         0.70%        0.90%          0.48%         0.95%
---------------------------------------------------------------------------------------------------
HIGH INCOME FUND                      NA            NA         0.86%          0.50%*        0.86%
---------------------------------------------------------------------------------------------------
SHORT-TERM BOND FUND                  NA            NA         0.80%**        0.48%         0.85%**
---------------------------------------------------------------------------------------------------

Notes to Financial Statements              Wells Fargo Advantage Income Funds 91


-----------------------------------------------------------------------------------------------------
                                               Net Operating Expense Ratios
                                               ----------------------------
FUND                               Class C    Administrator   Advisor    Institutional    Investor
-----------------------------------------------------------------------------------------------------
SHORT-TERM HIGH YIELD BOND FUND         NA          NA        0.86%          NA             0.86%
-----------------------------------------------------------------------------------------------------
ULTRA SHORT-TERM INCOME FUND            NA        0.55%***    0.70%***     0.35%            0.75%***
-----------------------------------------------------------------------------------------------------

  * Effective October 1, 2007, the net operating expense ratio for the High Income Fund Institutional Class changed from 0.43% to 0.50%. The blended net operating expense ratio as of November 30, 2007 for High Income Fund Institutional Class is 0.45%.

 ** Effective October 1, 2007, the net operating expense ratio for the Short-Term Bond Fund Advisor and Investor Class changed from 0.85% to 0.80% and 0.90% to 0.85%, respectively. The blended net operating expense ratio as of November 30, 2007 for Short-Term Bond Fund Advisor and Investor Class is 0.83% and 0.88%.

*** Effective October 1, 2007, the net operating expense ratio for the Ultra Short-Term Income Fund Administrator, Advisor, and Investor Class changed from 0.60% to 0.55%, 0.80% to 0.70%, and 0.84% to 0.75%, respectively. The blended net operating expense ratio as of November 30, 2007 for Ultra Short-Term Income Fund Administrator, Advisor, and Investor Class is 0.58%, 0.76%, and 0.81%.

4. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, exclusive of short-term securities (securities with maturities of one year or less at purchase date) and U.S. Government obligations for the period ended November 30, 2007, were as follows:

--------------------------------------------------------------------------------
Fund                                     Purchases at Cost       Sales Proceeds
--------------------------------------------------------------------------------
CORPORATE BOND FUND                      $     204,739,407       $  211,775,813
--------------------------------------------------------------------------------
GOVERNMENT SECURITIES FUND                   1,687,972,542        1,365,462,972
--------------------------------------------------------------------------------
HIGH INCOME FUND                                82,782,875           94,201,268
--------------------------------------------------------------------------------
SHORT-TERM BOND FUND                            66,910,540           92,089,757
--------------------------------------------------------------------------------
SHORT-TERM HIGH YIELD BOND FUND                 23,250,650           53,608,018
--------------------------------------------------------------------------------
ULTRA SHORT-TERM INCOME FUND                   186,481,968          179,105,012
--------------------------------------------------------------------------------

5. BANK BORROWINGS

Wells Fargo Funds Trust and Wells Fargo Variable Trust (excluding the money market funds) share in a revolving Credit Agreement with The Bank of New York, whereby the Funds are permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. The agreement permits borrowings of up to $150 million, collectively. Interest is charged to each Fund based on its borrowing at a rate equal to the Federal Funds Rate plus 0.40%. In addition, the Funds pay a quarterly commitment fee equal to 0.1% per annum of the credit line. For the period ended November 30, 2007, there were no borrowings by the Income Funds under the agreement.

6. LEGAL AND REGULATORY MATTERS

In 2004, the predecessor Strong Funds' investment adviser and affiliates (collectively, "Strong") entered into agreements with certain regulators, including the SEC and the New York Attorney General ("NYAG"), to settle market-timing investigations. In the settlements, Strong agreed to pay investor restoration and civil penalties. Although some portion of these payments is likely to be distributed to predecessor Strong Fund shareholders, no determination has yet been made as to the distribution of these amounts, and the successor funds are not expected to receive any portion of these payments. The NYAG settlement also imposed fee reductions across the predecessor Strong Fund complex (excluding money market funds and very short-term income funds) totaling at least $35 million by May 2009. Funds Management has agreed to honor these fee reductions for the benefit of shareholders across the successor funds. Although civil litigation against Strong and certain predecessor Strong Funds relating to these matters is continuing, neither the current adviser nor the successor funds is a party to any such suit.

7. NEW ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation No. 48 ("FIN 48"), "Accounting for Uncertainty in Income
Taxes. "This standard defines the threshold for recognizing the benefits of tax-return positions in the financial statements as "more-likely-than-not" to be sustained by the taxing authority and requires measurement of a tax position meeting the more-likely-than-not criterion, based on the largest benefit that is more than 50 percent likely to be realized. FIN 48 became effective as of the beginning of the first fiscal year beginning after December 15, 2006

92 Wells Fargo Advantage Income Funds              Notes to Financial Statements


(January 1, 2007 for calendar-year companies). Accordingly, the Funds have adopted FIN 48 for the first semi-annual reporting period as of November 30, 2007.

As of November 30, 2007, Funds Management has reviewed the Funds' tax-return positions and applied the evaluation and measurement requirements outlined under FIN 48. As a result of these reviews, Funds Management has determined that implementation of FIN 48 did not have any impact on the Funds' financial statements for the six months ended November 30, 2007.

In September 2006, the FASB issued Statement on Financial Accounting Standards ("SFAS") No. 157, "Fair Value Measurements. "This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of November 30, 2007, Management does not believe the adoption of SFAS No. 157 will impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

8. SUBSEQUENT EVENT

At its November 7, 2007 regular meeting, the Board unanimously approved the reorganization of each "Target Fund" identified below into certain existing WELLS FARGO ADVANTAGE FUNDS ("Acquiring Funds") (each a "Reorganization", collectively the "Reorganizations"), as shown in the table below.

--------------------------------------------------------------------------------
Target Fund                                            Acquiring Fund
--------------------------------------------------------------------------------
CORPORATE BOND FUND                                   Income Plus Fund
--------------------------------------------------------------------------------
HIGH YIELD BOND FUND                                  High Income Fund
--------------------------------------------------------------------------------
INTERMEDIATE GOVERNMENT INCOME FUND              Government Securities Fund
--------------------------------------------------------------------------------

Each Reorganization is subject to the satisfaction of certain conditions, including approval by the respective Target Fund shareholders. A special meeting of the shareholders of the Target Funds is expected to be held in the second quarter of 2008 for the purpose of enabling shareholders to vote on whether to approve their respective Reorganization(s). If shareholders of a Target Fund approve their respective Reorganization(s), the Target Fund will transfer all of its assets and liabilities to the corresponding Acquiring Fund in exchange for shares of the Acquiring Fund in an amount equal to the then current value of the Target Fund shares.

Upon completion of each Reorganization, the Target Fund will liquidate by distributing the Acquiring Fund shares to the Target Fund shareholders, so that Target Fund shareholders would receive shares of a corresponding class of the Acquiring Fund with a total value equal to the then current value of their Target Fund shares, cease operations and dissolve. Each Reorganization is structured as a tax-free transaction and it is anticipated that no gain or loss for federal income tax purposes would be recognized by shareholders as a result of these Reorganizations. Shareholders should consult with their own tax advisors regarding the application of tax laws and this transaction to their particular situations. Additionally, Fund shareholders will not incur any sales loads or similar transaction charges or bear any of the costs associated with the Reorganizations.

Prior to each Reorganization, Target Fund shareholders may continue to purchase, redeem and exchange their shares subject to the limitations described in each Target Fund's prospectus. Each proposed Reorganization, if approved by shareholders, is expected to occur during the second quarter of 2008.

Additional information, including a detailed description of each Reorganization and the Board's reasons for approving it will be provided in the Proxy Statement/Prospectus that is expected to be mailed to record date shareholders of each Target Fund in March 2008. The Proxy Statement/Prospectus will also confirm the date, time and location of the special shareholder meeting.

Other Information                          Wells Fargo Advantage Income Funds 93


PROXY VOTING INFORMATION

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS, or visiting the SEC Web site at WWW.SEC.GOV. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Funds' Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS or by visiting the SEC Web site at WWW.SEC.GOV.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for each Fund are publicly available on the Funds'Web site (WWW.WELLSFARGO.COM/ADVANTAGEFUNDS) on a monthly, 30-day or more delayed basis. In addition, top ten holdings information for each Fund is publicly available on the Funds'Web site on a monthly, seven-day or more delayed basis. Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC Web site at WWW.SEC.GOV. In addition, each Fund's Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

BOARD OF TRUSTEES

The following table provides basic information about the Board of Trustees (the "Trustees") of the Wells Fargo Funds Trust (the "Trust"). This table supplements, and should be read in conjunction with, the Prospectus and the Statement of Additional Information 1 of each Fund. Each of the Trustees listed below acts in identical capacities for each of the 148 funds comprising the Trust, Wells Fargo Variable Trust and Wells Fargo Master Trust (collectively the "Fund Complex"). All of the non-interested Trustees are also members of the Audit and Governance Committees of each Trust in the Fund Complex. The address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

NON-INTERESTED TRUSTEES

-------------------------------------------------------------------------------------------------------------
                         Position Held and          Principal Occupations During
Name and Age             Length of Service 2        Past Five Years                      Other Directorships
-------------------------------------------------------------------------------------------------------------
Thomas S. Goho           Trustee, since 1987        Education Consultant to the          None
65                                                  Director of the Institute for
                                                    Executive Education of the Babcock
                                                    Graduate School of Management of
                                                    Wake Forest University. Prior
                                                    thereto, the Thomas Goho Chair of
                                                    Finance of Wake Forest University,
                                                    Calloway School of Business and
                                                    Accountancy, from 2006-2007 and
                                                    Associate Professor of Finance
                                                    from 1999-2005.
-------------------------------------------------------------------------------------------------------------
Peter G. Gordon          Trustee, since 1998        Chairman, CEO and Co-Founder of      None
65                       (Chairman since 2005)      Crystal Geyser Water Company and
                         (Lead Trustee since        President of Crystal Geyser Roxane
                         2001)                      Water Company.
-------------------------------------------------------------------------------------------------------------
Richard M. Leach 4       Trustee, since 1987        Retired. Prior thereto, President    None
74                                                  of Richard M. Leach Associates (a
                                                    financial consulting firm).
-------------------------------------------------------------------------------------------------------------
Olivia S. Mitchell       Trustee, since 2006        Professor of Insurance and Risk      None
54                                                  Management, Wharton School,
                                                    University of Pennsylvania.
                                                    Director of the Boettner Center on
                                                    Pensions and Retirement Research.
                                                    Research Associate and Board
                                                    Member, Penn Aging Research
                                                    Center. Research Associate,
                                                    National Bureau of Economic
                                                    Research.
-------------------------------------------------------------------------------------------------------------
Timothy J. Penny         Trustee, since 1996        Senior Counselor to the public       None
55                                                  relations firm of Himle-Horner and
                                                    Senior Fellow at the Humphrey
                                                    Institute, Minneapolis, Minnesota
                                                    (a public policy organization).
-------------------------------------------------------------------------------------------------------------
Donald C. Willeke        Trustee, since 1996        Principal of the law firm of         None
67                                                  Willeke & Daniels.
-------------------------------------------------------------------------------------------------------------

94 Wells Fargo Advantage Income Funds                          Other Information


INTERESTED TRUSTEE 3

--------------------------------------------------------------------------------------------------------------
                         Position Held and          Principal Occupations During
Name and Age             Length of Service 2        Past Five Years                      Other Directorships
--------------------------------------------------------------------------------------------------------------
J. Tucker Morse          Trustee, since 1987        Private Investor/Real Estate         None
63                                                  Developer. Prior thereto, Chairman
                                                    of Whitepoint Capital, LLC until
                                                    2004.
--------------------------------------------------------------------------------------------------------------

OFFICERS

--------------------------------------------------------------------------------------------------------------
                         Position Held and          Principal Occupations During
Name and Age             Length of Service 2        Past Five Years                      Other Directorships
--------------------------------------------------------------------------------------------------------------
Karla M. Rabusch         President, since 2003      Executive Vice President of Wells    None
48                                                  Fargo Bank, N.A. and President of
                                                    Wells Fargo Funds Management, LLC
                                                    since 2003. Senior Vice President
                                                    and Chief Administrative Officer
                                                    of Wells Fargo Funds Management,
                                                    LLC from 2001 to 2003.
--------------------------------------------------------------------------------------------------------------
C. David Messman         Secretary, since 2000;     Senior Vice President and            None
47                       Chief Legal Counsel        Secretary of Wells Fargo Funds
                         since 2003                 Management, LLC since 2001. Vice
                                                    President and Managing Senior
                                                    Counsel of Wells Fargo Bank, N.A.
                                                    since 1996.
--------------------------------------------------------------------------------------------------------------
Stephen W. Leonhardt     Treasurer, since 2007      Vice President and Manager of Fund   None
48                                                  Accounting, Reporting and Tax for
                                                    Wells Fargo Funds Management, LLC
                                                    since 2007. Director of Fund
                                                    Administration and SEC Reporting
                                                    for TIAA-CREF from 2005 to 2007.
                                                    Chief Operating Officer for UMB
                                                    Fund Services, Inc. from 2004 to
                                                    2005. Controller for Sungard
                                                    Transaction Networks from 2002 to
                                                    2004.
--------------------------------------------------------------------------------------------------------------
Debra Ann Early          Chief Compliance           Chief Compliance Officer of Wells    None
43                       Officer,                   Fargo Funds Management, LLC since
                         since 2007                 2007. Chief Compliance Officer of
                                                    Parnassus Investments from 2005 to
                                                    2007. Chief Financial Officer of
                                                    Parnassus Investments from 2004 to
                                                    2007 and Senior Audit Manager of
                                                    PricewaterhouseCoopers LLP from
                                                    1998 to 2004.
--------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
1 The Statement of Additional Information includes additional information about the Funds' Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the Funds'Web site at WWW.WELLSFARGO.COM/ADVANTAGEFUNDS.

2 Length of service dates reflects a Trustee's commencement of service with the Trust's predecessor entities.

3 As of November 30, 2007, one of the seven Trustees is considered an "interested person" of the Trusts as defined in the Investment Company Act of 1940. The interested Trustee, J. Tucker Morse, is affiliated with a government securities dealer that is registered under the Securities Exchange Act of 1934, which is not itself affiliated with Wells Fargo Funds Management, LLC.

4     Retired as Trustee effective December 31, 2007.

List of Abbreviations                      Wells Fargo Advantage Income Funds 95


The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ABAG  -- Association of Bay Area Governments
ADR   -- American Depositary Receipt
AMBAC -- American Municipal Bond Assurance Corporation
AMT   -- Alternative Minimum Tax
ARM   -- Adjustable Rate Mortgages
BART  -- Bay Area Rapid Transit
CDA   -- Community Development Authority
CDO   -- Collateralized Debt Obligation
CDSC  -- Contingent Deferred Sales Charge
CGIC  -- Capital Guaranty Insurance Company
CGY   -- Capital Guaranty Corporation
COP   -- Certificate of Participation
CP    -- Commercial Paper
CTF   -- Common Trust Fund
DW&P  -- Department of Water & Power
DWR   -- Department of Water Resources
ECFA  -- Educational & Cultural Facilities Authority
EDFA  -- Economic Development Finance Authority
ETET  -- Eagle Tax-Exempt Trust
FFCB  -- Federal Farm Credit Bank
FGIC  -- Financial Guaranty Insurance Corporation
FHA   -- Federal Housing Authority
FHAG  -- Federal Housing Agency
FHLB  -- Federal Home Loan Bank
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA  -- Federal National Mortgage Association
GDR   -- Global Depositary Receipt
GNMA  -- Government National Mortgage Association
GO    -- General Obligation
HCFR  -- Healthcare Facilities Revenue
HEFA  -- Health & Educational Facilities Authority
HEFAR -- Higher Education Facilities Authority Revenue
HFA   -- Housing Finance Authority
HFFA  -- Health Facilities Financing Authority
IDA   -- Industrial Development Authority
IDAG  -- Industrial Development Agency
IDR   -- Industrial Development Revenue
LIBOR -- London Interbank Offered Rate
LLC   -- Limited Liability Corporation
LOC   -- Letter of Credit
LP    -- Limited Partnership
MBIA  -- Municipal Bond Insurance Association
MFHR  -- Multi-Family Housing Revenue
MTN   -- Medium Term Note
MUD   -- Municipal Utility District
PCFA  -- Pollution Control Finance Authority
PCR   -- Pollution Control Revenue
PFA   -- Public Finance Authority
PFFA  -- Public Facilities Financing Authority
plc   -- Public Limited Company
PSFG  -- Public School Fund Guaranty
R&D   -- Research & Development
RDA   -- Redevelopment Authority
RDFA  -- Redevelopment Finance Authority
REITS -- Real Estate Investment Trusts
SFHR  -- Single Family Housing Revenue
SFMR  -- Single Family Mortgage Revenue
SLMA  -- Student Loan Marketing Association
TBA   -- To Be Announced
TRAN  -- Tax Revenue Anticipation Notes
USD   -- Unified School District
XLCA  -- XL Capital Assurance

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

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

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

       ----------------
[LOGO] WELLS  ADVANTAGE
       FARGO  FUNDS
       ----------------

More information about WELLS FARGO ADVANTAGE FUNDS is available free upon request. To obtain literature, please write, e-mail, visit the Funds' Web site, or call:

WELLS FARGO ADVANTAGE FUNDS
P.O. Box 8266
Boston, MA 02266-8266
E-mail: wfaf@wellsfargo.com

Web site: www.wellsfargo.com/advantagefunds
Individual Investors: 1- 800-222-8222
Retail Investment Professionals: 1- 888-877-9275
Institutional Investment Professionals: 1- 866-765-0778

THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF WELLS FARGO ADVANTAGE FUNDS. IF THIS REPORT IS USED FOR PROMOTIONAL PURPOSES, DISTRIBUTION OF THE REPORT MUST BE ACCOMPANIED OR PRECEDED BY A CURRENT PROSPECTUS. FOR A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION, INCLUDING CHARGES AND EXPENSES, CALL 1-800-222-8222 OR VISIT THE FUNDS' WEB SITE AT WWW.WELLSFARGO.COM/ADVANTAGEFUNDS. PLEASE CONSIDER THE INVESTMENT OBJECTIVES, RISKS, CHARGES, AND EXPENSES OF THE INVESTMENT CAREFULLY BEFORE INVESTING. THIS AND OTHER INFORMATION ABOUT WELLS FARGO ADVANTAGE FUNDS CAN BE FOUND IN THE CURRENT PROSPECTUS. READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

"Dow Jones" and "Dow Jones Target Date Indexes" are service marks of Dow Jones & Company, Inc. and have been licensed for use for certain purposes by Global Index Advisors, Inc. and Wells Fargo Funds Management, LLC. The Dow Jones Target Date Indexes are based in part on the Lehman Brothers Bond Indexes, which are published by Lehman Brothers Inc. The WELLS FARGO ADVANTAGE DOW JONES TARGET DATE FUNDS, based on the Dow Jones Target Date Indexes, are not sponsored, endorsed, sold or promoted by Dow Jones or Lehman Brothers, and neither Dow Jones nor Lehman Brothers makes any representation regarding the advisability of investing in such product(s) and/or about the quality, accuracy and/or completeness of the Dow Jones Target Date Indexes or the Lehman Brothers Bond Indexes. IN NO EVENT SHALL DOW JONES, LEHMAN BROTHERS OR ANY OF THEIR LICENSORS HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for WELLS FARGO ADVANTAGE FUNDS. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by WELLS FARGO FUNDS DISTRIBUTOR, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

              -----------------------------------------------------
              NOT FDIC INSURED o NO BANK GUARANTEE o MAY LOSE VALUE
              -----------------------------------------------------

--------------------------------------------------------------------------------
(C) 2007 Wells Fargo     www.wellsfargo.com/advantagefunds          108036 01-08
Funds Management, LLC.                                      SIFNL / SAR104 11-07
All rights reserved.


ITEM 2.  CODE OF ETHICS
=======================
Not required in this filing


ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT
=========================================
Not required in this filing.


ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES
==============================================
Not required in this filing.


ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS
===============================================
Not required in this filing.

ITEM 6.  SCHEDULE OF INVESTMENTS
===============================
The Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.


ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
   CLOSED-END MANAGEMENT INVESTMENT COMPANIES
===============================================================
Not applicable.


ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES
=============================================================================
Not applicable.


ITEM 9.  PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMEENT
        INVESTMENT COMPANY AND AFFILIATED PURCHASES
===================================================================
Not applicable.


ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS
============================================================
Not applicable.


ITEM 11. CONTROLS AND PROCEDURES
=================================
(a) The President and Treasurer have concluded that the Wells Fargo Funds Trust (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no changes in the Trust's internal controls over financial reporting (as defined in rule 30a-3(d) udner the Investment Company Act) that occurred during the second quarter of the period covered by this report that has materially affected or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS
=================
(a)(1) Not required in this filing.

(a)(2) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is filed and attached hereto as Exhibit 99.906CERT.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                     Wells Fargo Funds Trust


                                     By:   /s/ Karla M. Rabusch



                                           Karla M. Rabusch
                                           President

                                     Date: January 22, 2008

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the date indicated.



                                     By:   /s/ Karla M. Rabusch


                                           Karla M. Rabusch
                                           President

                                     Date: January 22, 2008


                                     By:   /s/ Stephen W. Leonhardt


                                           Stephen W. Leonhardt
                                           Treasurer


                                     Date: January 22, 2008

                                  CERTIFICATION
                                  -------------


I, Karla M. Rabusch, certify that:

I have reviewed this report on Form N-CSR of Wells Fargo Funds Trust on behalf of the following series: Wells Fargo Advantage Corporate Bond Fund, Wells Fargo Advantage Government Securities Fund, Wells Fargo Advantage High Income Fund, Wells Fargo Short-Term Bond Fund, Wells Fargo Advantage Short-Term High Yield Bond Fund, Wells Fargo Advantage Ultra Short-Term Income Fund, Wells Fargo Advantage Diversified Bond Fund, Wells Fargo Advantage High Yield Bond Fund, Wells Fargo Advantage Income Plus Fund, Wells Fargo Advantage Inflation-Protected Bond Fund, Wells Fargo Advantage Intermediate Government Income Fund, Wells Fargo Advantage Short Duration Government Bond Fund, Wells Fargo Advantage Stable Income Fund, Wells Fargo Advantage Total Return Bond Fund, Wells Fargo Advantage Strategic Income Fund, Wells Fargo Advantage Ultra-Short Duration Bond Fund, Wells Fargo Advantage WealthBuilder Conservative Allocation Portfolio, Wells Fargo Advantage WealthBuilder Equity Portfolio, Wells Fargo Advantage WealthBuilder Growth Allocation Portfolio, Wells Fargo Advantage WealthBuilder Growth Balanced Portfolio, Wells Fargo Advantage WealthBuilder Moderate Balanced Portfolio, and Wells Fargo Advantage WealthBuilder Tactical Equity Portfolio;

1. 2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4. The registrant's other certifying officers and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

         a) designed such disclosure controls and procedures or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

         b) designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

         c) evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing of this report based on such evaluation; and

         d) disclosed in this report any change in the registrant's internal controls over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officers and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

         a) all significant deficiencies and material weaknesses in the design or operation of internal controls over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

         b) any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal controls over financial reporting.



Date: January 22, 2008

/s/ Karla M. Rabusch

-----------------------
Karla M. Rabusch
President
Wells Fargo Funds Trust
                                                                 Exhibit 99.CERT

                                  CERTIFICATION

I, Stephen W. Leonhardt, certify that:


1. I have reviewed this report on Form N-CSR of Wells Fargo Funds Trust on behalf of the following series: Wells Fargo Advantage Corporate Bond Fund, Wells Fargo Advantage Government Securities Fund, Wells Fargo Advantage High Income Fund, Wells Fargo Short-Term Bond Fund, Wells Fargo Advantage Short-Term High Yield Bond Fund, Wells Fargo Advantage Ultra Short-Term Income Fund, Wells Fargo Advantage Diversified Bond Fund, Wells Fargo Advantage High Yield Bond Fund, Wells Fargo Advantage Income Plus Fund, Wells Fargo Advantage Inflation-Protected Bond Fund, Wells Fargo Advantage Intermediate Government Income Fund, Wells Fargo Advantage Short Duration Government Bond Fund, Wells Fargo Advantage Stable Income Fund, Wells Fargo Advantage Total Return Bond Fund, Wells Fargo Advantage Strategic Income Fund, Wells Fargo Advantage Ultra-Short Duration Bond Fund, Wells Fargo Advantage WealthBuilder Conservative Allocation Portfolio, Wells Fargo Advantage WealthBuilder Equity Portfolio, Wells Fargo Advantage WealthBuilder Growth Allocation Portfolio, Wells Fargo Advantage WealthBuilder Growth Balanced Portfolio, Wells Fargo Advantage WealthBuilder Moderate Balanced Portfolio, and Wells Fargo Advantage WealthBuilder Tactical Equity Portfolio;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;

4. The registrant's other certifying officers and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

         a) designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

         b) designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

         c) evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing of this report based on such evaluation; and

         d) disclosed in this report any change in the registrant's internal controls over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and



5. The registrant's other certifying officers and I have disclosed, based on our most recent evaluation, to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

         a) all significant deficiencies and material weaknesses in the design or operation of internal controls over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

         b) any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal controls over financial reporting.



Date: January 22, 2008


/s/ Stephen W. Leonhardt

-----------------------
Stephen W. Leonhardt
Treasurer
Wells Fargo Funds Trust
                                                                Exhibit 99.CERT

                            SECTION 906 CERTIFICATION
                            -------------------------


         Pursuant to 18 U.S.C. ss. 1350, the undersigned officer of Wells Fargo Funds Trust (the "Trust"), hereby certifies, to the best of her knowledge, that the Trust's report on Form N-CSR for the period ended November 30, 2007 (the "Report") fully complies with the requirements of Section 13(a) or Section 15(d), as applicable, of the Securities Exchange Act of 1934 and that the information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Trust.


         Date: January 22, 2008



                                     /s/ Karla M. Rabusch

                                     Karla M. Rabusch
                                     President
                                     Wells Fargo Funds Trust

                            SECTION 906 CERTIFICATION
                            -------------------------


         Pursuant to 18 U.S.C. ss. 1350, the undersigned officer of Wells Fargo Funds Trust (the "Trust"), hereby certifies, to the best of his knowledge, that the Trust's report on Form N-CSR for the period ended November 30, 2007 (the "Report") fully complies with the requirements of Section 13(a) or Section 15(d), as applicable, of the Securities Exchange Act of 1934 and that the information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Trust.


         Date: January 22, 2008


                                    /s/ Stephen W. Leonhardt


                                     Stephen W. Leonhardt
                                     Treasurer
                                     Wells Fargo Funds Trust